As filed with the Securities and Exchange Commission on April 21, 2005
-----------------------------------------------------------------------
                                                           File Nos. 333-102295
                                                                      811-09327



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 56

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE                  DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY                 MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                    1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                      NEW YORK, NEW YORK 10036


Approximate date of proposed public offering: Continuous.
It is proposed that this filing will become effective (Check Appropriate Box)

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on April 30, 2005 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397                 PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 41 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT      AIM VARIABLE INSURANCE FUNDS (SERIES I)
 SERIES (CLASS X SHARES)                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
THE UNIVERSAL INSTITUTIONAL FUNDS,       SERIES FUND, INC. (CLASS B SHARES)
 INC. (CLASS I SHARES)                  FRANKLIN TEMPLETON VARIABLE INSURANCE
VAN KAMPEN LIFE INVESTMENT TRUST         PRODUCTS TRUST (CLASS 2 SHARES)
 (CLASS I AND CLASS II SHARES)          PUTNAM VARIABLE TRUST (CLASS IB SHARES)


WE (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 56 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
--------------------------------------------------------------------------------
  The Contract at a Glance                                      4
--------------------------------------------------------------------------------
  How the Contract Works                                        6
--------------------------------------------------------------------------------
  Expense Table                                                 7
--------------------------------------------------------------------------------
  Financial Information                                         12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                  12
--------------------------------------------------------------------------------
  Purchases                                                     13
--------------------------------------------------------------------------------
  Contract Value                                                14
--------------------------------------------------------------------------------
  Investment Alternatives                                       15
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                  15
--------------------------------------------------------------------------------
     The Fixed Account Options                                  18
--------------------------------------------------------------------------------
     Transfers                                                  19
--------------------------------------------------------------------------------
  Expenses                                                      22
--------------------------------------------------------------------------------
  Access To Your Money                                          23
--------------------------------------------------------------------------------
  Income Payments                                               24
--------------------------------------------------------------------------------

                                                                PAGE
--------------------------------------------------------------------------------
  Death Benefits                                                27
--------------------------------------------------------------------------------
  Longevity Reward Rider                                        32
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                             33
--------------------------------------------------------------------------------
     Allstate Life                                              33
--------------------------------------------------------------------------------
     The Variable Account                                       33
--------------------------------------------------------------------------------
     The Portfolios                                             33
--------------------------------------------------------------------------------
     The Contract                                               34
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan       35
--------------------------------------------------------------------------------
     Legal Matters                                              35
--------------------------------------------------------------------------------
  Taxes                                                         36
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES                             43
--------------------------------------------------------------------------------
APPENDIX B -CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT      55
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           56
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                              6
--------------------------------------------------------------------------------
Accumulation Unit                                               12
--------------------------------------------------------------------------------
Accumulation Unit Value                                         12
--------------------------------------------------------------------------------
Allstate Life ("We")                                            1
--------------------------------------------------------------------------------
Annuitant                                                       12
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         21
--------------------------------------------------------------------------------
Automatic Additions Program                                     13
--------------------------------------------------------------------------------
Beneficiary                                                     12
--------------------------------------------------------------------------------
Contract*                                                       12
--------------------------------------------------------------------------------
Contract Anniversary                                            5
--------------------------------------------------------------------------------
Contract Owner ("You")                                          12
--------------------------------------------------------------------------------
Contract Value                                                  14
--------------------------------------------------------------------------------
Contract Year                                                   5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                       28
--------------------------------------------------------------------------------
Death Benefit Combination Option                                29
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                   21
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                     18
--------------------------------------------------------------------------------
Due Proof of Death                                              27
--------------------------------------------------------------------------------
Enhanced Death Benefit Option                                   28
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Option                          29
--------------------------------------------------------------------------------
Fixed Account Options                                           18
--------------------------------------------------------------------------------
Free Withdrawal Amount                                          23
--------------------------------------------------------------------------------

                                                                Page

--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------
Guarantee Periods                                               19
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                             26
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                   29
--------------------------------------------------------------------------------
Income Plan                                                     24
--------------------------------------------------------------------------------
Investment Alternatives                                         15
--------------------------------------------------------------------------------
Issue Date                                                      6
--------------------------------------------------------------------------------
Longevity Reward Rider                                          32
--------------------------------------------------------------------------------
Payout Phase                                                    6
--------------------------------------------------------------------------------
Payout Start Date                                               24
--------------------------------------------------------------------------------
Performance Benefit Combination Option                          29
--------------------------------------------------------------------------------
Performance Death Benefit Option                                29
--------------------------------------------------------------------------------
Performance Income Benefit Option                               26
--------------------------------------------------------------------------------
Portfolios                                                      33
--------------------------------------------------------------------------------
Qualified Contracts                                             39
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   24
--------------------------------------------------------------------------------
Valuation Date                                                  14
--------------------------------------------------------------------------------
Variable Account                                                33
--------------------------------------------------------------------------------
Variable Sub-Account                                            15
--------------------------------------------------------------------------------
  *In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               We are no longer offering new contracts. You can add to
                                your Contract as often and as much as you like. Each
                                payment must be at least $25. You must maintain a
                                minimum account value of $500.
---------------------------------------------------------------------------------------
EXPENSES                        You will bear the following expenses:

                                .Total Variable Account annual fees (mortality and
                                  expense risk charge and administrative expense
                                  charge) equal the following (as a % of average daily
                                  net assets):

                                  Base Contract 1.35%

                                  w/Enhanced Death Benefit Option 1.48%

                                  w/Performance Death Benefit Option 1.48%

                                  w/Performance Income Benefit Option 1.48%

                                  w/Performance Benefit Combination Option 1.59%

                                  w/Death Benefit Combination Option 1.59%

                                  w/Income Benefit Combination Option 2 1.65%

                                  w/Income and Death Benefit Combination Option 2 1.85%

                                .If you select the Enhanced Earnings Death Benefit
                                  Option, you would pay an additional mortality and
                                  expense risk charge of 0.20%.

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases)

                                .Withdrawal charges ranging from 0% to 6% of purchase
                                  payment(s) withdrawn (with certain exceptions)

                                .Transfer fee of $25 after 12th transfer in any
                                  Contract Year

                                . State premium tax (if your state imposes one)

                                In addition, each Portfolio pays expenses that you will
                                bear indirectly if you invest in a Variable
                                Sub-Account.
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         The Contract offers 41 investment alternatives
                                including:

                                .2 Fixed Account Options (which credit interest at
                                  rates we guarantee)

                                .39 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Morgan Stanley Investment Advisors Inc.

                                  . Van Kampen (1)

                                  . Van Kampen Asset Management

                                  . A I M Advisors, Inc.

                                  . Alliance Capital Management, L.P.

                                  . Franklin Advisers, Inc.

                                  . Franklin Mutual Advisers, LLC

                                  . Templeton Investment Counsel, LLC

                                  . Putnam Investment Management, LLC

                                To find out current rates being paid on the Fixed
                                Account Options, or to find out how the Variable
                                Sub-Accounts have performed, call us at 1-800-654-2397.

                                (1) Morgan Stanley Investment Management, Inc., the
                                adviser to the UIF Portfolios, does business in certain
                                instances using the name Van Kampen.
---------------------------------------------------------------------------------------


                                 4  PROSPECTUS




SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC ADDITIONS PROGRAM

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:

                                . life income with payments guaranteed for 10 years

                                . joint and survivor life income payments

                                . guaranteed payments for a specified period
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you or the ANNUITANT dies before the PAYOUT START
                                DATE, we will pay the death benefit described in the
                                Contract. We also offer 4 death benefit options.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract value ("CONTRACT VALUE") among the investment
                                alternatives, with certain restrictions. Transfers must
                                be at least $100 or the entire amount in the investment
                                alternative, whichever is less.

                                There is a $25 fee per transfer after the 12th transfer
                                in each CONTRACT YEAR, which we measure from the date
                                we issue your Contract or a Contract anniversary
                                ("CONTRACT ANNIVERSARY").
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                anytime during the Accumulation Phase. In general, you
                                must withdraw at least $100 at a time or the total
                                amount in the investment alternative, if less.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first.  If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                also may apply.
---------------------------------------------------------------------------------------


                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 40 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received  0    1    2    3    4    5     6+
 the Purchase Payment Being Withdrawn**:
-------------------------------------------------------------------------------
Applicable Charge                           6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                      $30.00***
-------------------------------------------------------------------------------
Transfer Fee                                           $25.00****
-------------------------------------------------------------------------------

  *
   During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 32 for details.

  *** If you qualify for and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

  **** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                              With the
                                                              Enhanced
                                                          Death Benefit,*        With the
                                                          the Performance      Performance
                                                               Income            Benefit                           With the
                                                             Benefit,*         Combination*       With the          Income
                                                               or the          or the Death        Income         and Death
                                                            Performance          Benefit          Benefit          Benefit
                                               Base        Death Benefit       Combination      Combination      Combination
                                             Contract          Option             Option         Option 2*        Option 2*
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.25%           1.38%              1.49%            1.55%            1.75%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                  0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.35%           1.48%              1.59%            1.65%            1.85%
-------------------------------------------------------------------------------------------------------------------------------
   If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.45%           1.58%              1.69%            1.75%            1.95%
-------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                 0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.55%           1.68%              1.79%            1.85%            2.05%
-------------------------------------------------------------------------------------------------------------------------------





  * These Options are no longer available to be added to your Contract.

  ** If you qualify for and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.


                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.26%                        1.71%
and other expenses)
--------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                                            Rule
                                                                                Management  12b-1   Other     Total Portfolio
PORTFOLIO                                                                          Fees     Fees   Expenses   Annual Expenses
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X(2)                       0.67%      N/A    0.18%          0.85%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X(2)                         0.45%      N/A    0.10%          0.55%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X(2)                                  0.42%      N/A    0.11%          0.53%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X(2)                         0.87%      N/A    0.17%          1.04%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X(2)                        0.57%      N/A    0.27%          0.84%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X(2)                  0.67%      N/A    0.14%          0.81%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X(2)                              0.42%      N/A    0.24%          0.66%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X(2)                          0.67%      N/A    0.15%          0.82%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X(2,3)                           0.42%      N/A    0.12%          0.54%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information Portfolio - Class X(2)                             0.67%      N/A    0.30%          0.97%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X(2)                        0.30%      N/A    0.13%          0.43%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X(2)                            0.44%      N/A    0.08%          0.52%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X(2,4)                         0.12%      N/A    0.14%          0.26%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X(2)                              0.42%      N/A    0.11%          0.53%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X(2)                               0.57%      N/A    0.12%          0.69%
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I(5,6,7)                  1.25%      N/A    0.46%          1.71%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I(2,5,6)                            0.50%      N/A    0.34%          0.84%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I(5,6)                       0.80%      N/A    0.45%          1.25%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I(5,6)                             0.75%      N/A    0.38%          1.13%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I(2,5,6)                       0.72%      N/A    0.30%          1.02%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I(2,5,6)                         0.76%      N/A    0.26%          1.02%
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II(8)                           0.75%     0.25%   0.63%          1.63%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I                                        0.57%      N/A    0.04%          0.61%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio, Class I                                 0.70%      N/A    0.07%          0.77%
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                     0.61%      N/A    0.30%          0.91%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I                                                   0.63%      N/A    0.28%          0.91%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I                                      0.73%      N/A    0.31%          1.04%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                           0.61%      N/A    0.30%          0.91%
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio - Class B                                      0.55%     0.25%   0.05%          0.85%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio - Class B                           0.75%     0.25%   0.13%          1.13%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth Portfolio - Class B(9)                         0.75%     0.25%   0.06%          1.06%
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Fund - Class 2(10,11)                                  0.56%     0.25%   0.06%          0.87%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2(10,11)                            0.47%     0.25%   0.02%          0.74%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2(10,12)                   0.53%     0.25%   0.18%          0.96%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2(10)                                 0.80%     0.25%   0.21%          1.26%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2(12)                             0.68%     0.25%   0.19%          1.12%
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB                                       0.48%     0.25%   0.06%          0.79%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB                                    0.75%     0.25%   0.19%          1.19%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB(13)                                     0.77%     0.25%   0.10%          1.12%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB                                                 0.56%     0.25%   0.08%          0.89%
------------------------------------------------------------------------------------------------------------------------------




                                 8  PROSPECTUS

1. Figures shown in the Table are for the year ended December 31, 2004 (except as otherwise noted).

2. Expense information has been restated to reflect current fees in effect as of November 1, 2004.

3. Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class X changed its name to Morgan Stanley VIS Income Plus Portfolio
- Class X.

4. Morgan Stanley Investment Advisors Inc. has agreed to cap the Portfolio's operating expenses (except for brokerage and "Rule 12b-1 Fees") by assuming the Portfolio's "Other Expenses" and/or waiving its fee under the Portfolio's Investment Advisory Agreement and the Administration Agreement to the extent such operating expenses exceed, on an annualized basis, 0.40%of the average daily net assets of the Portfolio.

5. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

6. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                        Operating   Management  Rule 12b-1   Other          Total
                         Expense       Fees        Fees     Expenses   Portfolio Annual
PORTFOLIO               Limitation                                         Expenses
----------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets
Equity Portfolio,         1.65%       1.19%        N/A       0.46%          1.65%
Class I
----------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio,         0.85%       0.50%        N/A       0.34%          0.84%
Class I
----------------------------------------------------------------------------------------
Van Kampen UIF
International Magnum      1.15%       0.70%        N/A       0.45%          1.15%
Portfolio, Class I
----------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio,         1.05%       0.67%        N/A       0.38%          1.05%
Class I
----------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.05%       0.72%        N/A       0.30%          1.02%
Portfolio, Class I
----------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Real Estate Portfolio,    1.10%       0.76%        N/A       0.26%          1.02%
Class I
----------------------------------------------------------------------------------------




                                 9  PROSPECTUS

7. Effective November 1, 2004, the adviser has agreed to limit "Total Annual Portfolio Expenses" to 1.65%. Prior to November 1, 2004, the limitation to "Total Annual Portfolio Expenses" was 1.75%.

8. For the year ended December 31, 2004, the Adviser voluntarily waived $99,706 of its investment advisory fees and assumed $1,234 of the Portfolio's "Other Expenses." This waiver is voluntary in nature and can be discontinued at the
adviser's discretion.   When the effects of the voluntary waivers are taken into
consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.38%, 0.25%, 0.62% and 1.25%, respectively.

9. Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.

10. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's average annual net assets, the Board has set the current rate at 0.25% per year.

11. The Fund administration fee is paid indirectly through the management fee.

12. The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                    Management  Rule 12b-1   Other          Total
                                       Fees        Fees     Expenses   Portfolio Annual
PORTFOLIO                                                                  Expenses
----------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value        0.49%       0.25%      0.18%          0.92%
Securities Fund - Class 2
----------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities    0.63%       0.25%      0.19%          1.07%
Fund - Class 2
----------------------------------------------------------------------------------------


13. Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program.
 Outside of these automatic transaction programs, additional allocations will not be allowed.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                 10  PROSPECTUS

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses         $840           $1,511          $2,194           $4,304
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses         $692           $1,072          $1,475           $2,934
-----------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $415           $1,256          $2,109           $4,304
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $267           $  817          $1,390           $2,934
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the owner, while the Annuitant is alive,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.


                                 12  PROSPECTUS

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM / Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation


                                 13  PROSPECTUS

Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 14  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request
that complies with the Sub-Account limitation.   If you wish to transfer more
than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account. The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and Morgan Stanley VIS Global Advantage - Class X Sub-Account and the Van Kampen UIF Emerging Markets Equity, Class I Sub-Account, Van Kampen UIF International Magnum, Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.


                                 15  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
Aggressive Equity
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
Dividend Growth           and long term growth of
Portfolio - Class X       income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
Equity Portfolio - Class  investments in common
X                         stocks believed by the
                          Investment Manager to have
                          potential for superior
                          growth. As a secondary
                          objective, income but only
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
European Equity           appreciation of its
Portfolio - Class X(1)    investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
Global Advantage
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
Global Dividend Growth    and long-term growth of
Portfolio - Class X       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
Yield Portfolio - Class   income by investing in a
X                         diversified portfolio
                          consisting principally of
                          fixed-income securities,     MORGAN STANLEY
                          which may include both       INVESTMENT ADVISORS INC.
                          non-convertible and
                          convertible debt securities
                          and preferred stocks. As a
                          secondary objective,
                          capital appreciation, but
                          only when consistent with
                          its primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
Income Builder Portfolio  secondary objective, growth
- Class X                 of capital
-------------------------------------------------------
Morgan Stanley VIS        High level of current
Income Plus Portfolio -   income by investing
Class X(2)                primarily in U.S.
                          government securities and
                          other fixed-income
                          securities. As a secondary
                          objective, capital
                          appreciation but only when
                          consistent with its primary
                          objective.
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
Information Portfolio -   appreciation
Class X
-------------------------------------------------------
Morgan Stanley VIS        High level of current
Limited Duration          income consistent with
Portfolio - Class X       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
Market Portfolio - Class  preservation of capital,
X                         and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
500 Index Portfolio -     before expenses, correspond
Class X                   to the total return (i.e.,
                          combination of capital
                          changes and income) of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
Strategist Portfolio -    return
Class X
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
Utilities Portfolio -     current income
Class X

                                 16  PROSPECTUS


-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
Markets Equity            appreciation by investing
Portfolio, Class I        primarily in
                          growth-oriented equity
                          securities of issuers in
                          emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
I                         primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies
-------------------------------------------------------
Van Kampen UIF            Long-term capital
International Magnum      appreciation by investing
Portfolio, Class I        primarily in equity
                          securities of non-U.S.       VAN KAMPEN (3)
                          issuers domiciled in EAFE
                          countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
Growth Portfolio, Class   investing primarily in
I                         common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class I                   three to five years by
                          investing in common stocks
                          and other equity securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
I                         capital appreciation by
                          investing primarily in
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class I        through investments in       VAN KAMPEN ASSET
                          equity securities,           MANAGEMENT
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation.
Growth Portfolio, Class
I
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (4)
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
Appreciation Fund -
Series I
-------------------------------------------------------
AIM V.I. Growth Fund -    Growth of capital            A I M ADVISORS, INC.
Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
Equity Fund - Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of capital
Fund - Series I           with income as a secondary
                          objective
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
Portfolio - Class B       capital. Current income is
                          incidental to the
                          Portfolio's objective.
-------------------------------------------------------
AllianceBernstein Growth  Reasonable current income    ALLIANCE CAPITAL
and Income Portfolio -    and reasonable opportunity   MANAGEMENT, L.P.
Class B                   for appreciation through
                          investments primarily in
                          dividend-paying common
                          stocks of good quality
                          companies
-------------------------------------------------------
AllianceBernstein Large   Growth of capital by
Cap Growth Portfolio -    pursuing aggressive
Class B(5)                investment policies
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High       High level of current
Income Fund - Class 2     income with capital
                          appreciation as a secondary
                          goal                         FRANKLIN ADVISERS, INC.
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
Securities Fund - Class   maintaining prospects for
2                         capital appreciation.
-------------------------------------------------------
FTVIP Franklin Small Cap  Long-term total return.
Value Securities Fund -
Class 2
-------------------------------------------------------------------------------
FTVIP Mutual Shares       Capital appreciation with    FRANKLIN MUTUAL
Securities Fund - Class   income as a secondary goal   ADVISERS, LLC
2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
Securities Fund - Class                                COUNSEL, LLC
2
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International   Capital appreciation.        MANAGEMENT, LLC
Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation.
Value Fund - Class IB(6)
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------------------------------



                                 17  PROSPECTUS

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(5) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.

(6) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 21, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.


                                 18  PROSPECTUS

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.


GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 15. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process


                                 19  PROSPECTUS
written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
  Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

.. whether  your  transfers  follow a pattern  that  appears  designed to take advantage of short term market  fluctuations,  particularly  within certain
  Sub-account   underlying  portfolios  that  we  have  identified  as  being susceptible to market timing activities;

.. whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

.. the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.


In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right


                                 20  PROSPECTUS
to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For


                                 20  PROSPECTUS
example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

 The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you qualify for and elect the Longevity Reward Rider. See "Longevity Reward Rider" on page 32 for details.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):


                                 21  PROSPECTUS

.. 1.25% Base Contract

.. 1.38% w/Enhanced Death Benefit Option

.. 1.38% w/Performance Death Benefit Option

.. 1.38% w/Performance Income Benefit Option

.. 1.49% w/Performance Benefit Combination Option

.. 1.49% w/Death Benefit Combination Option

.. 1.55% w/Income Benefit Combination Option 2

.. 1.68% w/Income and Performance Death Benefit Option (State of Washington only)

.. 1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you qualify for and elect the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on pages 32 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless
you instruct otherwise.   For purposes of the withdrawal charge, we will treat
withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

 Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


                                 22  PROSPECTUS

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-10. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

 2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets/TM/- Account.


                                 23  PROSPECTUS

Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date;

.. no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed amount income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant


                                 24  PROSPECTUS
or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

  1. deducting any applicable premium tax; and

  2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited.
 Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to


                                 25  PROSPECTUS
equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary;

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.


INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

.. For purchase payments, Income Base A is equal to the most recently calculated
  Income Base A plus the purchase payment.

.. For withdrawals, Income Base A is equal to the most recently calculated Income
  Base A reduced by a withdrawal adjustment (described below).

.. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th


                                 26  PROSPECTUS
birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


                                 27  PROSPECTUS

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 29 below. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

  .  (i) = the withdrawal amount

  .   (ii) = the Contract Value just before the withdrawal

  .   (iii) = the most recently calculated Enhanced Death Benefit

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION.The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living


                                 28  PROSPECTUS
person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 26) with the features of the Death Benefit Combination (described on page 29) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

.. 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

.. 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.


                                 29  PROSPECTUS

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i) transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as


                                 30  PROSPECTUS
set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

  (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


                                 31  PROSPECTUS

LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

This rider may not be appropriate for you if you expect to make a withdrawal within the first three years of the rider date.

ELIGIBILITY. You may elect the Longevity Reward Rider (Long Term Retention Rider in some states) at any time during the Accumulation Phase if on the date of application for the Rider:

.. the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

.. the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elect the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elect the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 30 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

.. Transfer all or a portion of the excess among the Variable Sub-Accounts;

.. Transfer all or a portion of the excess into the Standard Fixed Account; or

.. Transfer all or a portion of the excess into a combination of Variable
  Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elect the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:


EXISTING PURCHASE     NEW PURCHASE
     PAYMENTS           PAYMENTS
                       Number of
                     Complete Years         Withdrawal
                      Since We             Charge (as a
                    Received the New    Percentage of New
                       Purchase            or Existing
Number of Complete     Payment              Purchase
Years Since Rider    Being Withdrawn         Payments
       Date                                Withdrawn)


        0                   0                  3%
        1                   1                  2%
        2                   2                  1%
        3+                 3+                  0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elect the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of


                                 32  PROSPECTUS
the amount of purchase payments as of the Rider Date or the most recent Contract
Anniversary, whichever is later.   As with all withdrawals, we will treat
withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.






MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.




THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.


                                 33  PROSPECTUS

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc., Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

In states where we are still offering the Contracts, we may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.75% of the average net assets of the Fixed Account to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.




                                 34  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance


                                 36  PROSPECTUS
concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract.


                                 37  PROSPECTUS

The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 38  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 39  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification


                                 40  PROSPECTUS
number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


                                 41  PROSPECTUS

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owner by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans. Contracts that have been previously sold to State and Local government and Tax-Exempt organization Deferred Compensation Plans will be administered consistent with the rules for contracts intended to qualify under Section 401(a).


                                 42  PROSPECTUS

APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account, Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Utilities - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Equity - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF International Magnum, Class I Sub-Account, Van Kampen UIF Emerging Markets Equity, Class I Sub-Account, and Van Kampen LIT Emerging Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and Van Kampen UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, the AIM V.I. Capital Appreciation - Series I Sub-Account, AIM V.I. Growth - Series I Sub-Account and AIM V.I. Premier Equity - Series I Sub-Account, the AllianceBernstein Growth - Class B Sub-Account, AllianceBernstein Growth and Income - Class B Sub-Account, and AllianceBernstein Large Cap Growth - Class B Sub-Account, and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The Morgan Stanley VIS Information - Class X Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004.










                                 42  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT FOR EACH OF THE LAST TEN FISCAL YEARS (BASE CONTRACT)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                 1995         1996         1997         1998          1999
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $    14.447
 Number of Units Outstanding, End of Period                                 -            -            -            -       924,675
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    15.981  $    21.505  $    26.298  $    32.590   $    36.725
 Accumulation Unit Value, End of Period                           $    21.505  $    26.298  $    32.590  $    36.725   $    35.384
 Number of Units Outstanding, End of Period                        33,515,201   38,902,776   39,673,542   36,334,173    31,771,950
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    18.392  $    25.864  $    28.669  $    38.873   $    50.025
 Accumulation Unit Value, End of Period                           $    25.864  $    28.669  $    38.873  $    50.025   $    78.284
 Number of Units Outstanding, End of Period                        10,835,413   13,438,192   13,511,972   12,608,741    13,033,466
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account (1)
 Accumulation Unit Value, Beginning of Period                     $    15.278  $    18.976  $    24.335  $    27.870   $    34,083
 Accumulation Unit Value, End of Period                           $    18.976  $    24.335  $    27.870  $    34.083   $    43.419
 Number of Units Outstanding, End of Period                         8,587,679   10,006,937    9,765,284    8,967,887     7,442,535
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     9.728
 Accumulation Unit Value, End of Period                                     -            -            -  $     9.728   $    12.177
 Number of Units Outstanding, End of Period                                 -            -            -    1,432,745     1,766,647
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $      9.12  $    11.935  $    13.845  $    15.304   $    16.991
 Accumulation Unit Value, End of Period                           $    11.935  $    13.845  $    15.304  $    16.991   $    19.219
 Number of Units Outstanding, End of Period                        15,325,898   19,847,332   21,662,482   17,634,472    15,377,323
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    19.264  $    21.859  $    24.148  $    26.652   $    24.658
 Accumulation Unit Value, End of Period                           $    21.859  $    24.148  $    26.652  $    24.658   $    24.009
 Number of Units Outstanding, End of Period                         5,536,230    7,988,916    8,797,892    8,199,142     6,186,696
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $    12.084   $    12.297
 Accumulation Unit Value, End of Period                                     -            -  $    12.084  $    12.297   $    12.997
 Number of Units Outstanding, End of Period                                 -            -    2,364,583    2,979,980     2,557,977
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account (2)
 Accumulation Unit Value, Beginning of Period                     $    13.344  $    16.373  $    16.404  $    17.983   $    19.265
 Accumulation Unit Value, End of Period                           $    16.373  $    16.404  $    17.983  $    19.265   $    18.200
 Number of Units Outstanding, End of Period                        26,735,500   24,233,104   20,839,536   20,312,197    16,872,144
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $    10.065
 Number of Units Outstanding, End of Period                                 -            -            -            -       127,159
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    11.178  $    11.653  $    12.084  $    12.546   $    12.979
 Accumulation Unit Value, End of Period                           $    11.653  $    12.084  $    12.546  $    12.979   $    13.460
 Number of Units Outstanding, End of Period                        17,483,665   21,476,904   18,625,330   21,159,031    17,541,394
-----------------------------------------------------------------------------------------------------------------------------------


                                 43  PROSPECTUS



Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    11.126
 Accumulation Unit Value, End of Period                                     -            -            -  $    11.126   $    13.198
 Number of Units Outstanding, End of Period                                 -            -            -    1,722,709     4,729,418
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    15.675  $    16.919  $    19.199  $    21.540   $    26.875
 Accumulation Unit Value, End of Period                           $    16.919  $    19.199  $    21.540  $    26.875   $    31.136
 Number of Units Outstanding, End of Period                        17,717,645   17,132,441   16,153,105   14,574,012    13,273,409
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    14.180  $    17.999  $    19.298  $    24.208   $    29.461
 Accumulation Unit Value, End of Period                           $    17.999  $    19.298  $    24.208  $    29.461   $    32.870
 Number of Units Outstanding, End of Period                        22,626,178   19,259,329   15,172,387   13,541,542    11,688,649
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     7.102
 Accumulation Unit Value, End of Period                                     -            -            -  $     7.102   $    13.643
 Number of Units Outstanding, End of Period                                 -            -            -       82,002       609,573
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    10.104
 Accumulation Unit Value, End of Period                                     -            -            -  $    10.104   $    13.901
 Number of Units Outstanding, End of Period                                 -            -            -      822,038     1,653,843
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     9.790
 Accumulation Unit Value, End of Period                                     -            -            -  $     9.790   $    12.092
 Number of Units Outstanding, End of Period                                 -            -            -      136,628       281,569
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     9.062
 Accumulation Unit Value, End of Period                                     -            -            -  $     9.062   $     8.808
 Number of Units Outstanding, End of Period                                 -            -            -       79,729       230,000
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    11.997
 Accumulation Unit Value, End of Period                                     -            -            -  $    11.997   $    24.191
 Number of Units Outstanding, End of Period                                 -            -            -      254,704     1,761,875
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------

                                 44  PROSPECTUS



AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account (4)
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------

                                 45  PROSPECTUS



Putnam VT Small Cap Value - Class IB Sub-Account (5)
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                 2000         2001         2002         2003          2004

MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    14.447  $     8.324  $     9.905  $     7.563   $    9.407
 Accumulation Unit Value, End of Period                           $     8.324  $     9.905  $     7.563  $     9.407   $   10.460
 Number of Units Outstanding, End of Period                           330,757    2,037,605    1,469,643    1,182,043      899,342
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    35.384  $    36.762  $    34.380  $    27.809   $   35.088
 Accumulation Unit Value, End of Period                           $    36.762  $    34.380  $    27.809  $    35.088   $   37.546
 Number of Units Outstanding, End of Period                        22,447,720   18,402,631   14,271,895   11,388,813    8,614,729
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    78.284  $    67.698  $    48.840  $    37.962   $   45.995
 Accumulation Unit Value, End of Period                           $    67.698  $    48.840  $    37.962  $    45.995   $   50.436
 Number of Units Outstanding, End of Period                        12,262,797    9,213,699    6,962,525    5,390,368    4,082,674
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account (1)
 Accumulation Unit Value, Beginning of Period                     $    43.419  $    40.733  $    33.048  $    25.640   $   32.640
 Accumulation Unit Value, End of Period                           $    40.733  $    33.048  $    25.640  $    32.640   $   36.304
 Number of Units Outstanding, End of Period                         6,307,478    4,613,136    3,538,947    2,729,709    2,086,485
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.177  $     9.926  $     7.501  $     5.865   $    7.587
 Accumulation Unit Value, End of Period                           $     9.926  $     7.501  $     5.865  $     7.587   $    8.424
 Number of Units Outstanding, End of Period                         2,405,879    1,726,377    1,176,968    1,000,001      764,552
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    19.219  $    18.489  $    17.100  $    14.759   $   19.231
 Accumulation Unit Value, End of Period                           $    18.489  $    17.100  $    14.759  $    19.231   $   21.807
 Number of Units Outstanding, End of Period                        11,064,552    8,650,672    6,686,000    5,329,708    4,254,555
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    24.009  $    16.055  $    10.493  $     9.614   $   12.115
 Accumulation Unit Value, End of Period                           $    16.055  $    10.493  $     9.614  $    12.115   $   13.129
 Number of Units Outstanding, End of Period                         4,112,148    2,971,097    2,130,485    2,018,163    1,548,414
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.997  $    12.846  $    12.964  $    11.813   $   14.084
 Accumulation Unit Value, End of Period                           $    12.846  $    12.964  $    11.813  $    14.084   $   15.418
 Number of Units Outstanding, End of Period                         1,868,522    1,759,604    1,492,253    1,199,577      970,700
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account (2)
 Accumulation Unit Value, Beginning of Period                     $    18.200  $    19.949  $    21.563  $    22.447   $   24.016
 Accumulation Unit Value, End of Period                           $    19.949  $    21.563  $    22.447  $    24.016   $   24.933
 Number of Units Outstanding, End of Period                        12,923,991   11,955,743    9,891,692    7,521,052    5,706,741
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     9.292  $     5.236  $     2.940   $    4.672
 Accumulation Unit Value, End of Period                           $     9.292  $     5.236  $     2.940  $     4.672   $    4.773
 Number of Units Outstanding, End of Period                            63,540      289,805      200,890      313,079      228,884
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.065  $    10.511  $    11.067  $    11.361   $   11.459
 Accumulation Unit Value, End of Period                           $    10.511  $    11.067  $    11.361  $    11.459   $   11.466
 Number of Units Outstanding, End of Period                           247,190      998,378    2,184,695    1,875,942    1,494,669
----------------------------------------------------------------------------------------------------------------------------------

                                 46  PROSPECTUS



Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    13.460  $    14.083  $    14.436  $    14.433   $   14.334
 Accumulation Unit Value, End of Period                           $    14.083  $    14.436  $    14.433  $    14.334   $   14.265
 Number of Units Outstanding, End of Period                        13,100,511   14,122,157   12,828,970    8,011,135    6,004,073
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    13.198  $    11.800  $    10.217  $     7.813   $    9.856
 Accumulation Unit Value, End of Period                           $    11.800  $    10.217  $     7.813  $     9.856   $   10.754
 Number of Units Outstanding, End of Period                         5,685,459    4,881,154    4,046,964    3,888,379    3,407,326
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    31.136  $    31.226  $    27.669  $    24.598   $   30.638
 Accumulation Unit Value, End of Period                           $    31.226  $    27.669  $    24.598  $    30.638   $   33.363
 Number of Units Outstanding, End of Period                        11,520,579    8,955,954    6,737,267    5,265,389    3,980,578
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    32.870  $    33.417  $    24.478  $    18.627   $   21.565
 Accumulation Unit Value, End of Period                           $    33.417  $    24.478  $    18.627  $    21.565   $   25.671
 Number of Units Outstanding, End of Period                         9,889,545    7,554,143    5,635,019    4,217,232    3,267,278
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $    13.643  $     8.224  $     7.586  $     6.819   $   10.069
 Accumulation Unit Value, End of Period                           $     8.224  $     7.586  $     6.819  $    10.069   $   12.230
 Number of Units Outstanding, End of Period                           496,918      391,194      461,316      507,331      464,745
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $    13.901  $    12.105  $    10.137  $     7.214   $    8.892
 Accumulation Unit Value, End of Period                           $    12.105  $    10.137  $     7.214  $     8.892   $    9.455
 Number of Units Outstanding, End of Period                         2,584,832    1,754,951    1,312,108    1,115,541      939,474
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $    12.092  $    10.448  $     8.319  $     6.827   $    8.582
 Accumulation Unit Value, End of Period                           $    10.448  $     8.319  $     6.827  $     8.582   $    9.940
 Number of Units Outstanding, End of Period                           521,562      463,678      405,211      472,457      449,004
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     7.326   $   10.246
 Accumulation Unit Value, End of Period                                     -            -  $     7.326  $    10.246   $   12.292
 Number of Units Outstanding, End of Period                                 -            -       35,545      253,955      324,513
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $    10.000  $    10.243  $     9.786  $     6.949   $    9.702
 Accumulation Unit Value, End of Period                           $    10.243  $     9.786  $     6.949  $     9.702   $   10.969
 Number of Units Outstanding, End of Period                           130,014      842,184      863,660      848,880      819,612
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $     8.808  $    11.235  $    12.174  $    11.835   $   16.167
 Accumulation Unit Value, End of Period                           $    11.235  $    12.174  $    11.835  $    16.167   $   21.756
 Number of Units Outstanding, End of Period                           509,161      494,048      644,176      567,867      465,548
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $   11.148
 Number of Units Outstanding, End of Period                                 -            -            -            -       13,131
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     8.066   $   10.425
 Accumulation Unit Value, End of Period                                     -            -  $     8.066  $    10.425   $   12.111
 Number of Units Outstanding, End of Period                                 -            -      612,695    1,477,236    2,137,081
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    24.191  $    21.445  $    14.493  $     9.654   $   12.129
 Accumulation Unit Value, End of Period                           $    21.445  $    14.493  $     9.654  $    12.129   $   12.808
 Number of Units Outstanding, End of Period                         3,397,290    2,278,513    1,675,939    1,366,571    1,059,152
----------------------------------------------------------------------------------------------------------------------------------

                                 47  PROSPECTUS



AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     8.324  $     6.300  $     4.702   $    6.008
 Accumulation Unit Value, End of Period                           $     8.324  $     6.300  $     4.702  $     6.008   $    6.320
 Number of Units Outstanding, End of Period                           330,757      336,633      284,291      306,517      291,181
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     7.343  $     4.789  $     3.262   $    4.223
 Accumulation Unit Value, End of Period                           $     7.343  $     4.789  $     3.262  $     4.223   $    4.509
 Number of Units Outstanding, End of Period                           199,117      189,526      155,200      276,614      260,942
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $   10.838
 Number of Units Outstanding, End of Period                                 -            -            -            -       20,079
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     8.001  $     6.901  $     4.748   $    5.860
 Accumulation Unit Value, End of Period                           $     8.001  $     6.901  $     4.748  $     5.860   $    6.115
 Number of Units Outstanding, End of Period                           658,113      997,796      740,004      575,993      421,656
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     8.145  $     6.135  $     4.342   $    5.770
 Accumulation Unit Value, End of Period                           $     8.145  $     6.135  $     4.342  $     5.770   $    6.520
 Number of Units Outstanding, End of Period                           256,762      375,013      279,753      582,899      732,150
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $    10.764  $    10.635  $     8.156   $   10.636
 Accumulation Unit Value, End of Period                           $    10.764  $    10.635  $     8.156  $    10.636   $   11.671
 Number of Units Outstanding, End of Period                           710,787    2,686,180    2,122,155    2,063,625    1,740,326
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account(4)
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     7.861  $     6.406  $     4.371   $    5.320
 Accumulation Unit Value, End of Period                           $     7.861  $     6.406  $     4.371  $     5.320   $    5.686
 Number of Units Outstanding, End of Period                         1,090,403    1,004,407      923,651      670,836      557,743
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $   10.713
 Number of Units Outstanding, End of Period                                 -            -            -            -       73,220
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $   11.259
 Number of Units Outstanding, End of Period                                 -            -            -            -      109,912
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period
 Accumulation Unit Value, End of Period
 Number of Units Outstanding, End of Period
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $   10.970
 Number of Units Outstanding, End of Period                                 -            -            -            -       40,237
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $   11.538
 Number of Units Outstanding, End of Period                                 -            -            -            -       56,465
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $    10.800  $     9.973  $     7.971   $   10.018
 Accumulation Unit Value, End of Period                           $    10.800  $     9.973  $     7.971  $    10.018   $   10.982
 Number of Units Outstanding, End of Period                           294,258      357,566      337,171      356,652      281,169
----------------------------------------------------------------------------------------------------------------------------------

                                 48  PROSPECTUS



Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     9.083  $     7.114  $     5.778   $    7.327
 Accumulation Unit Value, End of Period                           $     9.083  $     7.114  $     5.778  $     7.327   $    8.400
 Number of Units Outstanding, End of Period                           577,155      662,362      594,387      619,117      469,236
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account (5)
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     7.308   $   10.789
 Accumulation Unit Value, End of Period                                     -            -  $     7.308  $    10.789   $   13.435
 Number of Units Outstanding, End of Period                                 -            -      198,217      180,269      144,803
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     8.125  $     6.219  $     4.508   $    5.555
 Accumulation Unit Value, End of Period                           $     8.125  $     6.219  $     4.508  $     5.555   $    5.757
 Number of Units Outstanding, End of Period                           594,706      647,820      801,112      457,530      381,566
----------------------------------------------------------------------------------------------------------------------------------


*The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table on page 43. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






                                 49  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               2000     2001     2002     2003      2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.129  $ 7.098  $ 5.382   $ 6.647
 Accumulation Unit Value, End of Period                           $10.129  $ 7.098  $ 5.382  $ 6.647   $ 7.340
 Number of Units Outstanding, End of Period                             0    1,652    1,817    2,091     2,005
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.495  $ 9.745  $ 7.828   $ 9.808
 Accumulation Unit Value, End of Period                           $10.495  $ 9.745  $ 7.828  $ 9.808   $10.422
 Number of Units Outstanding, End of Period                         3,475   41,334   55,944   62,454    30,254
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.128  $ 9.745  $ 5.600   $ 6.737
 Accumulation Unit Value, End of Period                           $10.128  $ 9.745  $ 5.600  $ 6.737   $ 7.336
 Number of Units Outstanding, End of Period                             0   69,035   82,007   85,882    49,330
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account (1)
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.401  $ 8.378  $ 6.455   $ 8.160
 Accumulation Unit Value, End of Period                           $10.401  $ 8.378  $ 6.455  $ 8.160   $ 9.013
 Number of Units Outstanding, End of Period                             0   25,476   33,850   33,441    19,099
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.869  $ 7.411  $ 5.749   $ 7.386
 Accumulation Unit Value, End of Period                           $ 9.869  $ 7.411  $ 5.749  $ 7.386   $ 8.143
 Number of Units Outstanding, End of Period                             0    5,126    8,431    7,075     6,273
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.319  $ 9.476  $ 8.121   $10.509
 Accumulation Unit Value, End of Period                           $10.319  $ 9.476  $ 8.121  $10.509   $11.833
 Number of Units Outstanding, End of Period                             0   18,699   27,267   33,076    26,554
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.542  $ 6.192  $ 5.633   $ 7.050
 Accumulation Unit Value, End of Period                           $ 9.542  $ 6.192  $ 5.633  $ 7.050   $ 7.586
 Number of Units Outstanding, End of Period                            98      204    1,853    2,331     1,648
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.277  $10.483  $ 9.318   $11.032
 Accumulation Unit Value, End of Period                           $10.277  $10.483  $ 9.318  $11.032   $11.993
 Number of Units Outstanding, End of Period                             0        0      936    8,277     7,491
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account (2)
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.017  $10.751  $11.114   $11.808
 Accumulation Unit Value, End of Period                           $10.017  $10.751  $11.114  $11.808   $12.173
 Number of Units Outstanding, End of Period                         2,755   13,344   18,094   19,180    22,351
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.593  $ 5.367  $ 2.992   $ 4.723
 Accumulation Unit Value, End of Period                           $ 9.593  $ 5.367  $ 2.992  $ 4.723   $ 4.791
 Number of Units Outstanding, End of Period                             0    1,581      228    1,470        28
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.007  $10.461  $10.664   $10.681
 Accumulation Unit Value, End of Period                           $10.007  $10.461  $10.664  $10.681   $10.613
 Number of Units Outstanding, End of Period                             0    9,043   30,423    8,647       474
---------------------------------------------------------------------------------------------------------------

                                 50  PROSPECTUS


Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.017  $10.194  $10.121   $ 9.982
 Accumulation Unit Value, End of Period                           $10.017  $10.194  $10.121  $ 9.982   $ 9.864
 Number of Units Outstanding, End of Period                             0        0    7,283   10,899     5,213
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.978  $ 8.578  $ 6.514   $ 8.159
 Accumulation Unit Value, End of Period                           $ 9.978  $ 8.578  $ 6.514  $ 8.159   $ 8.841
 Number of Units Outstanding, End of Period                             0    4,348   10,101    7,819     6,666
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.071  $ 8.861  $ 7.822   $ 9.675
 Accumulation Unit Value, End of Period                           $10.071  $ 8.861  $ 7.822  $ 9.675   $10.462
 Number of Units Outstanding, End of Period                         3,347    5,682    3,623   11,837    11,558
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.139  $ 7.374  $ 5.573   $ 6.406
 Accumulation Unit Value, End of Period                           $10.139  $ 7.374  $ 5.573  $ 6.406   $ 7.573
 Number of Units Outstanding, End of Period                         6,315    3,081    1,656    2,634       571
---------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.538  $ 8.736  $ 7.797   $11.433
 Accumulation Unit Value, End of Period                           $ 9.538  $ 8.736  $ 7.797  $11.433   $13.790
 Number of Units Outstanding, End of Period                             0    7,015   10,972   15,738    14,257
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.829  $ 8.172  $ 5.775   $ 7.069
 Accumulation Unit Value, End of Period                           $ 9.829  $ 8.172  $ 5.775  $ 7.069   $ 7.464
 Number of Units Outstanding, End of Period                             0    6,041    8,634    8,594     6,644
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.198  $ 8.062  $ 6.571   $ 8.202
 Accumulation Unit Value, End of Period                           $10.198  $ 8.062  $ 6.571  $ 8.202   $ 9.433
 Number of Units Outstanding, End of Period                             0    4,891    8,959    7,729     6,724
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 7.291   $10.127
 Accumulation Unit Value, End of Period                                 -        -  $ 7.291  $10.127   $12.065
 Number of Units Outstanding, End of Period                             -        -    9,244    9,732     4,775
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.319  $ 9.790  $ 6.903   $ 9.571
 Accumulation Unit Value, End of Period                           $10.319  $ 9.790  $ 6.903  $ 9.571   $10.745
 Number of Units Outstanding, End of Period                             0    7,459    9,315   14,752    14,091
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.025  $10.786  $10.412   $14.124
 Accumulation Unit Value, End of Period                           $10.025  $10.786  $10.412  $14.124   $18.874
 Number of Units Outstanding, End of Period                             0    4,991    9,476    6,979     5,869
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.095
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 8.029   $10.304
 Accumulation Unit Value, End of Period                                 -        -  $ 8.029  $10.304   $11.887
 Number of Units Outstanding, End of Period                             -        -      359    8,291     8,941
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.838  $ 6.601  $ 4.366   $ 5.448
 Accumulation Unit Value, End of Period                           $ 9.838  $ 6.601  $ 4.366  $ 5.448   $ 5.713
 Number of Units Outstanding, End of Period                             0   17,319   25,304   24,193    18,048
---------------------------------------------------------------------------------------------------------------

                                 51  PROSPECTUS



AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.895  $ 7.436  $ 5.510   $ 6.992
 Accumulation Unit Value, End of Period                           $ 9.895  $ 7.436  $ 5.510  $ 6.992   $ 7.304
 Number of Units Outstanding, End of Period                             0   13,961   25,054   21,313    19,669
---------------------------------------------------------------------------------------------------------------
AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.911  $ 6.418  $ 4.340   $ 5.581
 Accumulation Unit Value, End of Period                           $ 9.911  $ 6.418  $ 4.340  $ 5.581   $ 5.917
 Number of Units Outstanding, End of Period                             0    4,135    9,984    8,458     7,364
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.787
 Number of Units Outstanding, End of Period                             -        -        -        -         8
---------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.158  $ 8.700  $ 5.944   $ 7.284
 Accumulation Unit Value, End of Period                           $10.158  $ 8.700  $ 5.944  $ 7.284   $ 7.548
 Number of Units Outstanding, End of Period                             0    3,960    7,462    6,862     6,003
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.927  $ 7.424  $ 5.217   $ 6.885
 Accumulation Unit Value, End of Period                           $ 9.927  $ 7.424  $ 5.217  $ 6.885   $ 7.726
 Number of Units Outstanding, End of Period                             0    4,367    6,161    5,057     4,213
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.359  $10.162  $ 7.739   $10.022
 Accumulation Unit Value, End of Period                           $10.359  $10.162  $ 7.739  $10.022   $10.920
 Number of Units Outstanding, End of Period                             0    5,013    7,042   12,771    13,421
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account(4)
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.807  $ 7.935  $ 5.376   $ 6.498
 Accumulation Unit Value, End of Period                           $ 9.807  $ 7.935  $ 5.376  $ 6.498   $ 6.897
 Number of Units Outstanding, End of Period                             0    5,423    5,914    4,757     4,215
---------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.662
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.205
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period
 Accumulation Unit Value, End of Period
 Number of Units Outstanding, End of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.917
 Number of Units Outstanding, End of Period                             -        -        -        -        20
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.483
 Number of Units Outstanding, End of Period                             -        -        -        -        20
---------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.225  $ 9.375  $ 7.441   $ 9.286
 Accumulation Unit Value, End of Period                           $10.225  $ 9.375  $ 7.441  $ 9.286   $10.109
 Number of Units Outstanding, End of Period                             0    3,587    5,340   11,842    12,033
---------------------------------------------------------------------------------------------------------------

                                 52  PROSPECTUS



Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.316  $ 8.022  $ 6.470   $ 8.147
 Accumulation Unit Value, End of Period                           $10.316  $ 8.022  $ 6.470  $ 8.147   $ 9.275
 Number of Units Outstanding, End of Period                             0    4,133    7,113    7,249     4,937
---------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account (5)
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 7.274   $10.664
 Accumulation Unit Value, End of Period                                 -        -  $ 7.274  $10.664   $13.187
 Number of Units Outstanding, End of Period                             -        -      158      315       271
---------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.817  $ 7.522  $ 5.414   $ 6.625
 Accumulation Unit Value, End of Period                           $ 9.817  $ 7.522  $ 5.414  $ 6.625   $ 6.817
 Number of Units Outstanding, End of Period                             0    4,086    7,096    6,303     5,753
---------------------------------------------------------------------------------------------------------------

*Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown on page 43 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                 53  PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals =                                                               $0
--------------------------------------------------------------------------------------------------------------------
In-Force Premium =                                                                $100,000 ($100,000 + $0 -$0)
--------------------------------------------------------------------------------------------------------------------
  Death Benefit Earnings =                                                       $25,000 ($125,000 - $100,000)
--------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                                                  40 % X $25,000 = $10,000
--------------------------------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

 Excess of Earnings Withdrawals =                        $ 5,000 ($10,000 - $5,000)
------------------------------------------------------------------------------------------
 In-Force Premium =                                   $95,000 ($100,000 + $0 - $5,000)
------------------------------------------------------------------------------------------
 Death Benefit Earnings =                              $ 19,000 ($114,000 - $95,000)
------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                         40 %X $19,000 = $7,600
------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

 Excess of Earnings Withdrawals =                                                 $30,000 ($50,000 - $20,000)
--------------------------------------------------------------------------------------------------------------------
 In-Force Premium =                                                                       $ 120,000
                                                                                 ($110,000 + $40,000 - $30,000)
--------------------------------------------------------------------------------------------------------------------
Death Benefit Earnings =                                                        $ 20,000  ($140,000 - $120,000)
--------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                                                  25 % of $20,000 = $5,000
--------------------------------------------------------------------------------------------------------------------


In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 54  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 55  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY II ASSETMANAGER

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397                PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II AssetManager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. New Contracts may not be purchased in all states. The Contract is no longer offered for new sales.

The Contract offers 34 investment alternatives ("INVESTMENT ALTERNATIVES") which include the 34 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I)
 SERIES (CLASS X SHARES)               ALLIANCEBERNSTEIN VARIABLE PRODUCTS
THE UNIVERSAL INSTITUTIONAL FUNDS,      SERIES FUND, INC. (CLASS B  SHARES)
 INC. (CLASS I SHARES)                 PUTNAM VARIABLE TRUST (CLASS IB SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST
 (CLASS I AND CLASS II SHARES)


WE (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
--------------------------------------------------------------------------------
  The Contract at a Glance                                      4
--------------------------------------------------------------------------------
  How the Contract Works                                        6
--------------------------------------------------------------------------------
  Expense Table                                                 7
--------------------------------------------------------------------------------
  Financial Information                                         9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                  9
--------------------------------------------------------------------------------
  Purchases                                                     10
--------------------------------------------------------------------------------
  Contract Value                                                11
--------------------------------------------------------------------------------
  Investment Alternatives                                       12
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                  12
--------------------------------------------------------------------------------
     The Fixed Account Options                                  14
--------------------------------------------------------------------------------
     Transfers                                                  14
--------------------------------------------------------------------------------
  Expenses                                                      16
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                          18
--------------------------------------------------------------------------------
  Income Payments                                               19
--------------------------------------------------------------------------------
  Death Benefits                                                21
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                             25
--------------------------------------------------------------------------------
     Allstate Life                                              25
--------------------------------------------------------------------------------
     The Variable Account                                       24
--------------------------------------------------------------------------------
     The Portfolios                                             24
--------------------------------------------------------------------------------
     The Contract                                               25
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan       26
--------------------------------------------------------------------------------
     Legal Matters                                              26
--------------------------------------------------------------------------------
  Taxes                                                         27
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                           33
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           45
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                              6
--------------------------------------------------------------------------------
Accumulation Unit                                               9
--------------------------------------------------------------------------------
Accumulation Unit Value                                         9
--------------------------------------------------------------------------------
Annuitant                                                       9
--------------------------------------------------------------------------------
Automatic Additions Program                                     10
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         16
--------------------------------------------------------------------------------
Beneficiary                                                     9
--------------------------------------------------------------------------------
*Contract                                                       9
--------------------------------------------------------------------------------
Contract Anniversary                                            5
--------------------------------------------------------------------------------
Contract Owner ("You")                                          9
--------------------------------------------------------------------------------
Contract Value                                                  11
--------------------------------------------------------------------------------
Contract Year                                                   5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                       21
--------------------------------------------------------------------------------
Death Benefit Combination Option                                22
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                     14
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                   15
--------------------------------------------------------------------------------
Due Proof of Death                                              22
--------------------------------------------------------------------------------
Enhanced Death Benefit Option                                   22
--------------------------------------------------------------------------------
Fixed Account Options                                           14
--------------------------------------------------------------------------------
                                                                PAGE

--------------------------------------------------------------------------------
Free Withdrawal Amount                                          18
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------
Income Plan                                                     19
--------------------------------------------------------------------------------
Investment Alternatives                                         12
--------------------------------------------------------------------------------
Issue Date                                                      6
--------------------------------------------------------------------------------
Allstate Life ("We")                                            25
--------------------------------------------------------------------------------
Payout Phase                                                    6
--------------------------------------------------------------------------------
Payout Start Date                                               19
--------------------------------------------------------------------------------
Performance Benefit Combination Option                          22
--------------------------------------------------------------------------------
Performance Death Benefit Option                                23
--------------------------------------------------------------------------------
Performance Income Benefit Option                               20
--------------------------------------------------------------------------------
Portfolios                                                      24
--------------------------------------------------------------------------------
Qualified Contracts                                             30
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Settlement Value                                                23
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   18
--------------------------------------------------------------------------------
Valuation Date                                                  11
--------------------------------------------------------------------------------
Variable Account                                                24
--------------------------------------------------------------------------------
Variable Sub-Account                                            12
--------------------------------------------------------------------------------
  *In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       The Contract is no longer offered for new sales. You
                        can add to your Contract as often and as much as you
                        like, but each payment must be at least $100. You must
                        maintain a minimum account value of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.59% of
                          average daily net assets (1.72% if you select the ENHANCED DEATH BENEFIT OPTION, the PERFORMANCE DEATH
                          BENEFIT OPTION, or the PERFORMANCE INCOME BENEFIT
                          OPTION, and 1.83% if you select the PERFORMANCE
                          BENEFIT COMBINATION OPTION, or the DEATH BENEFIT
                          COMBINATION OPTION)

                        .Annual contract maintenance charge of $35(waived in
                          certain cases)

                        .Withdrawal charges not to exceed 1% of purchase
                          payment(s) withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 34 investment alternatives
ALTERNATIVES            including:

                        .34 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . Morgan Stanley Investment Advisors Inc.

                          . Putnam Investment Management, LLC

                          . Van Kampen (1)

                          . Van Kampen Asset Management

                        To find out current availability of the Fixed Account
                        Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

                        (1) Morgan Stanley Investment Management, Inc., the
                        adviser to the UIF Portfolios, does business in certain
                        instances using the name Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------

                                 4  PROSPECTUS



DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract. We also offer 3 Death Benefit Options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "CONTRACT
                        YEAR," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY ")
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. In general, you
                        must withdraw at least $100 at a time or the total
                        amount in the investment alternative, if less.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        also may apply.
-------------------------------------------------------------------------------



                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts. If you invest in the Fixed Account Options (currently not available), you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 19. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being        0      1
 Withdrawn
-------------------------------------------------------------------------------
Applicable Charge                                                   1%     0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                  $35.00**
-------------------------------------------------------------------------------
Transfer Fee                                                         $10***
-------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** We will waive this charge in certain cases. See "Expenses."

   *** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)
Basic Contract

Mortality and Expense Risk Charge                                        1.49%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.59%
-------------------------------------------------------------------------------


With the Enhanced Death Benefit,

Mortality and Expense Risk Charge                                        1.62%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.72%
-------------------------------------------------------------------------------

Performance Income Benefit* or Performance Death Benefit Option

With the Performance Benefit Combination or the Death Benefit Combination
   Option*

Mortality and Expense Risk Charge                                         1.73%
--------------------------------------------------------------------------------
Administrative Expense Charge                                             0.10%
--------------------------------------------------------------------------------
Total Variable Account Annual Expense                                     1.83%
--------------------------------------------------------------------------------


* These Options are no longer available to be added to your Contract.


                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.26%                        1.71%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period; and

.. elected the Performance Benefit Combination Option or the Death Benefit
  Combination Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio             $398           $1,204          $2,026           $4,151
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio             $249           $  764          $1,301           $2,753
Expenses
----------------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT AN EXAMPLE AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLE ASSUMES THE ELECTION OF THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.73%, AN ADMINISTRATIVE EXPENSE CHARGE OF 10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 8  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity II AssetManager is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a Grantor Trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you


                                 9  PROSPECTUS
and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM// / Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase


                                 10  PROSPECTUS
payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.




                                 11  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
Aggressive Equity
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
Dividend Growth           and long term growth of
Portfolio - Class X       income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
Equity Portfolio - Class  investments in common
X                         stocks believed by the
                          Investment Manager to have
                          potential for superior
                          growth. As a secondary
                          objective, income but only
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
European Equity           appreciation of its
Portfolio - Class X(1)    investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
Global Advantage
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
Global Dividend Growth    and long-term growth of
Portfolio - Class X       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
Yield Portfolio - Class   income by investing in a
X                         diversified portfolio
                          consisting principally of
                          fixed-income securities,     MORGAN STANLEY
                          which may include both       INVESTMENT ADVISORS INC.
                          non-convertible and
                          convertible debt securities
                          and preferred stocks. As a
                          secondary objective,
                          capital appreciation, but
                          only when consistent with
                          its primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
Income Builder Portfolio  secondary objective, growth
- Class X                 of capital
-------------------------------------------------------
Morgan Stanley VIS        High level of current
Income Plus Portfolio -   income by investing
Class X (2)               primarily in U.S.
                          government securities and
                          other fixed-income
                          securities. As a secondary
                          objective, capital
                          appreciation but only when
                          consistent with its primary
                          objective.
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
Information Portfolio -   appreciation
Class X
-------------------------------------------------------
Morgan Stanley VIS        High level of current
Limited Duration          income consistent with
Portfolio - Class X       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
Market Portfolio - Class  preservation of capital,
X                         and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
500 Index Portfolio -     before expenses, correspond
Class X                   to the total return (i.e.,
                          combination of capital
                          changes and income) of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
Strategist Portfolio -    return
Class X
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
Utilities Portfolio -     current income
Class X
-------------------------------------------------------------------------------

                                 12  PROSPECTUS


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
Markets Equity            appreciation by investing
Portfolio, Class I        primarily in
                          growth-oriented equity
                          securities of issuers in
                          emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
I                         primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies     VAN KAMPEN (3)
-------------------------------------------------------
Van Kampen UIF            Long-term capital
International Magnum      appreciation by investing
Portfolio, Class I        primarily in equity
                          securities of non-U.S.
                          issuers domiciled in EAFE
                          countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
Growth Portfolio, Class   investing primarily in
I                         common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class I                   three to five years by
                          investing in common stocks
                          and other equity securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
I                         capital appreciation by
                          investing primarily in
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class I        through investments in
                          equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
-------------------------------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation.        VAN KAMPEN ASSET
Growth Portfolio, Class                                MANAGEMENT
I
-------------------------------------------------------
Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS (4)
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
Appreciation Fund -
Series I
-------------------------------------------------------
AIM V.I. Growth Fund -    Growth of capital            A I M ADVISORS, INC.
Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of capital
Fund - Series I           with income as a secondary
                          objective
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
Portfolio - Class B       capital. Current income is
                          incidental to the
                          Portfolio's objective.
-------------------------------------------------------
AllianceBernstein Growth  Reasonable current income
and Income Portfolio -    and reasonable opportunity
Class B                   for appreciation through     ALLIANCE CAPITAL
                          investments primarily in     MANAGEMENT, L.P.
                          dividend-paying common
                          stocks of good quality
                          companies
-------------------------------------------------------
AllianceBernstein Large   Growth of capital by
Cap Growth Portfolio -    pursuing aggressive
Class B(5)                investment policies
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------
Putnam VT International   Capital appreciation.        PUTNAM INVESTMENT
Equity Fund - Class IB                                 MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation.
Value Fund - Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------------------------------

                                 13  PROSPECTUS

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(5) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

The Fixed Account options are not currently available. In the future, we may offer the Basic Dollar Cost Averaging Option and the 6 and 12 Month Dollar Cost Averaging Options described below. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. In the future, we may offer the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-654-2397.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below.


                                 14  PROSPECTUS

The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers from the Dollar Cost Averaging Fixed Account Options do not count towards the 12 free transfers each Contract Year.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer fees and restrictions.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
  Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

.. whether  your  transfers  follow a pattern  that  appears  designed to take advantage of short term market  fluctuations,  particularly  within certain
  Sub-account   underlying  portfolios  that  we  have  identified  as  being susceptible to market timing activities;

.. whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

.. the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone,


                                 15  PROSPECTUS
facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

   Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.




EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

 The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy


                                 16  PROSPECTUS
changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

.. the Contract Value is $50,000 or more as of the Payout Start Date, or

.. all income payments are fixed amount income payments.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, and 1.73% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We will not increase the administrative expense charge for the life of the Contract.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

 We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
  This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

 Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, also may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


                                 17  PROSPECTUS

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

 At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 7-8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" below.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.




SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic


                                 18  PROSPECTUS
withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other applicable charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a chance, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOMEPLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.


                                 19  PROSPECTUS

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to complete such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option or the Performance Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit is no longer available to be added to your Contract. On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also


                                 20  PROSPECTUS
recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.




DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner ("New Owner") would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner. A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


                                 21  PROSPECTUS

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment for the death benefit. Any death benefit amounts attributable to any beneficiary which remains in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
The Enhanced Death Benefit, the Performance Death Benefit, and the Death Benefit Combination Options are optional benefits that you may elect.

Keep in mind that once you have selected an optional death benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

 First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawal, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (ii), when:

   (i) = withdrawal amount

   (ii) = the Contract Value just before the withdrawal,

   (iii) = the most recently calculated Enhanced Death Benefit.

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the maximum age of any owner, or annuitant if the owner is a non-living person, on the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.


                                 22  PROSPECTUS

If you select the Death Benefit Combination Option, the maximum age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offereing the Performance Benefit Combination Option. The following describes the option for contract owners who have previously elected this option. This option combines the Performance Death Benefit with the Performance Income Benefit.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).
   Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.
   Within 30 days of the date the Conract is continued, your surviving spouse may transfer all or a portion of the excess among the Variable Sub-Accounts without incurring a transfer fee.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is a living person, or if there are multiple living person New Owners, and not your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a)  The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for payment of the death benefit, the Contract Value


                                 23  PROSPECTUS
  under this option will be the death benefit. Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance.
 We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.






THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the


                                 24  PROSPECTUS
results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts each of which invests in a corresponding portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.


                                 25  PROSPECTUS

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

..  Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 26  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance


                                 27  PROSPECTUS
concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract.


                                 28  PROSPECTUS

The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 29  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 30  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification


                                 31  PROSPECTUS
number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


                                 32  PROSPECTUS

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owner by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans. Contracts that have been previously sold to State and Local government and Tax-Exempt organization Deferred Compensation Plans will be administered consistent with the rules for contracts intended to qualify under Section 401(a).


                                 33  PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for the base Contracts without any option benefit (with a 1.49% mortality and expense risk charge), and Contracts with the Performance Benefit Combination or the Death Benefit Combination Option (with a 1.73% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with the other options benefits. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.


ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED BASE POLICY
--------------------------------------------------------------------------------


  For the Years beginning January 1* and ending December 31,       1998      1999      2000      2001       2002
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
MORGAN STANLEY VIS AGGRESSIVE EQUITY - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $ 14.450  $ 13.980   $  9.842
 Accumulation Unit Value, End of Period                                 -  $ 14.450  $ 13.980  $  9.842   $  7.497
 Number of Units Outstanding, End of Period                             -    11,455    98,550    78,751     45,972
MORGAN STANLEY VIS DIVIDEND GROWTH - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.101  $  9.704  $ 10.058   $  9.384
 Accumulation Unit Value, End of Period                          $ 10.101  $  9.704  $ 10.058  $  9.384   $  7.572
 Number of Units Outstanding, End of Period                       147,314   441,792   586,657   491,889    425,115
MORGAN STANLEY VIS EQUITY - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.273  $ 16.035  $ 13.834   $  9.957
 Accumulation Unit Value, End of Period                          $ 10.273  $ 16.035  $ 13.834  $  9.957   $  7.720
 Number of Units Outstanding, End of Period                        34,510   277,235   534,869   404,495    366,990
MORGAN STANLEY VIS EUROPEAN EQUITY - CLASS X SUB-ACCOUNT(1)
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.014  $ 11.454  $ 10.720   $  8.676
 Accumulation Unit Value, End of Period                          $  9.014  $ 11.454  $ 10.720  $  8.676   $  6.715
 Number of Units Outstanding, End of Period                        22,053    84,846   162,560   103,507     96,307
MORGAN STANLEY VIS GLOBAL ADVANTAGE - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.568  $ 11.948  $  9.716   $  7.331
 Accumulation Unit Value, End of Period                          $  9.568  $ 11.948  $  9.716  $  7.331   $  5.714
 Number of Units Outstanding, End of Period                        17,570    59,367   137,800    87,826     72,555
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.886  $ 11.156  $ 10.707   $  9.879
 Accumulation Unit Value, End of Period                          $  9.886  $ 11.156  $ 10.707  $  9.879   $  8.506
 Number of Units Outstanding, End of Period                        15,232    80,482    79,995    61,921     56,852
MORGAN STANLEY VIS HIGH YIELD - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.866  $  8.610  $  5.744   $  3.745
 Accumulation Unit Value, End of Period                          $  8.866  $  8.610  $  5.744  $  3.745   $  3.423
 Number of Units Outstanding, End of Period                        93,600   183,538   124,910    82,977     59,999
MORGAN STANLEY VIS INCOME BUILDER - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.685  $ 10.205  $ 10.062   $ 10.131
 Accumulation Unit Value, End of Period                          $  9.685  $ 10.205  $ 10.062  $ 10.131   $  9.209
 Number of Units Outstanding, End of Period                        18,227    38,046    46,861    40,016     29,883
MORGAN STANLEY VIS INCOME PLUS - CLASS X SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.359  $  9.775  $ 10.667   $ 11.502
 Accumulation Unit Value, End of Period                          $ 10.359  $  9.755  $ 10.667  $ 11.502   $ 11.945
 Number of Units Outstanding, End of Period                       178,028   353,126   432,406   397,468    347,066

                                 34  PROSPECTUS


MORGAN STANLEY VIS INFORMATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -  $ 10.000  $  9.289   $  5.222
 Accumulation Unit Value, End of Period                                 -         -  $  9.289  $  5.222   $  2.925
 Number of Units Outstanding, End of Period                             -         -    54,105     1,393     14,677
MORGAN STANLEY VIS LIMITED DURATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $ 10.050  $ 10.470   $ 10.996
 Accumulation Unit Value, End of Period                                 -  $ 10.050  $ 10.470  $ 10.996   $ 11.262
 Number of Units Outstanding, End of Period                             -    11,170     8,768    12,780     46,334
MORGAN STANLEY VIS MONEY MARKET - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.153  $ 10.470  $ 10.931   $ 11.177
 Accumulation Unit Value, End of Period                          $ 10.153  $ 10.470  $ 10.931  $ 11.177   $ 11.148
 Number of Units Outstanding, End of Period                        81,705   326,539   267,768   306,856    224,221
MORGAN STANLEY VIS S&P 500 INDEX - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.382  $ 12.286  $ 10.959   $  9.465
 Accumulation Unit Value, End of Period                          $ 10.382  $ 12.286  $ 10.959  $  9.465   $  7.221
 Number of Units Outstanding, End of Period                        35,394   167,065   328,022   251,684    200,244
MORGAN STANLEY VIS STRATEGIST - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.343  $ 11.946  $ 11.952   $ 10.565
 Accumulation Unit Value, End of Period                          $ 10.343  $ 11.946  $ 11.952  $ 10.565   $  9.370
 Number of Units Outstanding, End of Period                        70,036   198,638   324,724   269,136    226,193
MORGAN STANLEY VIS UTILITIES - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.904  $ 12.096  $ 12.268   $  8.965
 Accumulation Unit Value, End of Period                          $ 10.904  $ 12.096  $ 12.268  $  8.965   $  6.806
 Number of Units Outstanding, End of Period                        46,349   137,439   237,119   155,258    127,349
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.119  $ 15.558  $  9.356   $  8.610
 Accumulation Unit Value, End of Period                          $  8.119  $ 15.558  $  9.356  $  8.610   $  7.720
 Number of Units Outstanding, End of Period                           123     8,933    28,385    18,419     17,837
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.883  $ 13.564  $ 11.783   $  9.844
 Accumulation Unit Value, End of Period                          $  9.883  $ 13.564  $ 11.783  $  9.844   $  6.989
 Number of Units Outstanding, End of Period                        14,358    48,641   123,037    98,680     85,168
VAN KAMPEN UIF INTERNATIONAL MAGNUM, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.763  $ 10.797  $  9.307   $  7.392
 Accumulation Unit Value, End of Period                          $  8.763  $ 10.797  $  9.307  $  7.392   $  6.052
 Number of Units Outstanding, End of Period                         6,589    25,209    68,164    47,852     41,028
VAN KAMPEN UIF MID CAP GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.314
 Number of Units Outstanding, End of Period                             -         -         -         -      4,049
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 12.096
 Accumulation Unit Value, End of Period                                 -         -         -  $ 12.096   $  8.568
 Number of Units Outstanding, End of Period                             -         -         -         -      7.634
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.115  $  8.839  $ 11.247   $ 12.158
 Accumulation Unit Value, End of Period                          $  9.115  $  8.839  $ 11.247  $ 12.158   $ 11.791
 Number of Units Outstanding, End of Period                         3,294    13,344    27,787    39,100     27,661
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -          -
 Accumulation Unit Value, End of Period                                 -         -         -         -          -
 Number of Units Outstanding, End of Period                             -         -         -         -          -


                                 35  PROSPECTUS


VAN KAMPEN LIT COMSTOCK, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.053
 Number of Units Outstanding, End of Period                             -         -         -         -     46,781
VAN KAMPEN LIT EMERGING GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.510  $ 21.141  $ 18.696   $ 12.605
 Accumulation Unit Value, End of Period                          $ 10.510  $ 21.141  $ 18.696  $ 12.605   $  8.376
 Number of Units Outstanding, End of Period                        10,947    90,139   245,349   211,770    156,557
AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.817
 Number of Units Outstanding, End of Period                             -         -         -         -      1,644
AIM V.I. GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.403
 Number of Units Outstanding, End of Period                             -         -         -         -          0
AIM V.I. PREMIER EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.590
 Number of Units Outstanding, End of Period                             -         -         -         -      8,933
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.228
 Number of Units Outstanding, End of Period                             -         -         -         -        133
ALLIANCEBERNSTEIN GROWTH AND INCOME - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.462
 Number of Units Outstanding, End of Period                             -         -         -         -     12,558
ALLIANCEBERNSTEIN LARGE CAP GROWTH - CLASS B SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.757
 Number of Units Outstanding, End of Period                             -         -         -         -      1,724
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.477
 Number of Units Outstanding, End of Period                             -         -         -         -      1,803
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.774
 Number of Units Outstanding, End of Period                             -         -         -         -     13,967
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.296
 Number of Units Outstanding, End of Period                             -         -         -         -      3,158
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.979
 Number of Units Outstanding, End of Period                             -         -         -         -      2,987

                                 36  PROSPECTUS

For the Years beginning January 1* and ending December 31,     2003       2004
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
MORGAN STANLEY VIS AGGRESSIVE EQUITY - CLASS X
SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.497   $  9.302
 Accumulation Unit Value, End of Period                    $  9.302   $ 10.319
 Number of Units Outstanding, End of Period                  31,789     23,193
MORGAN STANLEY VIS DIVIDEND GROWTH - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.572   $  9.531
 Accumulation Unit Value, End of Period                    $  9.531   $ 10.174
 Number of Units Outstanding, End of Period                 373,960    306,277
MORGAN STANLEY VIS EQUITY - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.720   $  9.332
 Accumulation Unit Value, End of Period                    $  9.332   $ 10.208
 Number of Units Outstanding, End of Period                 291,162    253,119
MORGAN STANLEY VIS EUROPEAN EQUITY - CLASS X
SUB-ACCOUNT(1)
 Accumulation Unit Value, Beginning of Period              $  6.715   $  8.528
 Accumulation Unit Value, End of Period                    $  8.528   $  9.463
 Number of Units Outstanding, End of Period                  81,348     65,315
MORGAN STANLEY VIS GLOBAL ADVANTAGE - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  5.714   $  7.374
 Accumulation Unit Value, End of Period                    $  7.374   $  8.167
 Number of Units Outstanding, End of Period                  60,344     52,544
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH - CLASS X
SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.506   $ 11.057
 Accumulation Unit Value, End of Period                    $ 11.057   $ 12.507
 Number of Units Outstanding, End of Period                  53,845     45,706
MORGAN STANLEY VIS HIGH YIELD - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  3.423   $  4.303
 Accumulation Unit Value, End of Period                    $  4.303   $  4.652
 Number of Units Outstanding, End of Period                  52,690     48,189
MORGAN STANLEY VIS INCOME BUILDER - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  9.209   $ 10.953
 Accumulation Unit Value, End of Period                    $ 10.953   $ 11.962
 Number of Units Outstanding, End of Period                  28,525     22,939
MORGAN STANLEY VIS INCOME PLUS - CLASS X SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period              $ 11.945   $ 12.750
 Accumulation Unit Value, End of Period                    $ 12.750   $ 13.205
 Number of Units Outstanding, End of Period                 292,009    213,963
MORGAN STANLEY VIS INFORMATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  2.925   $  4.637
 Accumulation Unit Value, End of Period                    $  4.637   $  4.725
 Number of Units Outstanding, End of Period                   1,386      2,281
MORGAN STANLEY VIS LIMITED DURATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 11.262   $ 11.331
 Accumulation Unit Value, End of Period                    $ 11.331   $ 11.311
 Number of Units Outstanding, End of Period                  41,018     44,305
MORGAN STANLEY VIS MONEY MARKET - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 11.148   $ 11.045
 Accumulation Unit Value, End of Period                    $ 11.045   $ 10.965
 Number of Units Outstanding, End of Period                 195,058    127,354

                                 37  PROSPECTUS


MORGAN STANLEY VIS S&P 500 INDEX - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.221   $  9.087
 Accumulation Unit Value, End of Period                    $  9.087   $  9.891
 Number of Units Outstanding, End of Period                 163,820    124,921
MORGAN STANLEY VIS STRATEGIST - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  9.370   $ 11.643
 Accumulation Unit Value, End of Period                    $ 11.643   $ 12.648
 Number of Units Outstanding, End of Period                 200,371    152,009
MORGAN STANLEY VIS UTILITIES - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  6.806   $  7.860
 Accumulation Unit Value, End of Period                    $  7.860   $  9.335
 Number of Units Outstanding, End of Period                 113,027     89,440
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS I
SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.720   $ 11.373
 Accumulation Unit Value, End of Period                    $ 11.373   $ 13.780
 Number of Units Outstanding, End of Period                  16,006     15,123
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  6.989   $  8.593
 Accumulation Unit Value, End of Period                    $  8.593   $  9.115
 Number of Units Outstanding, End of Period                  73,573     59,087
VAN KAMPEN UIF INTERNATIONAL MAGNUM, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  6.052   $  7.590
 Accumulation Unit Value, End of Period                    $  7.590   $  8.770
 Number of Units Outstanding, End of Period                  43,941     39,692
VAN KAMPEN UIF MID CAP GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.314   $ 10.205
 Accumulation Unit Value, End of Period                    $ 10.205   $ 12.214
 Number of Units Outstanding, End of Period                   6,649      6,482
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.568   $ 11.934
 Accumulation Unit Value, End of Period                    $ 11.934   $ 13,460
 Number of Units Outstanding, End of Period                   8,368      5,992
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 11.791   $ 16,068
 Accumulation Unit Value, End of Period                    $ 16,068   $ 21.571
 Number of Units Outstanding, End of Period                  21,566     14,272
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     -   $ 10.000
 Accumulation Unit Value, End of Period                           -   $ 11.130
 Number of Units Outstanding, End of Period                       -          0
VAN KAMPEN LIT COMSTOCK, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.053   $ 10.383
 Accumulation Unit Value, End of Period                    $ 10.383   $ 12.034
 Number of Units Outstanding, End of Period                  65,192     77,778
VAN KAMPEN LIT EMERGING GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.376   $ 10.498
 Accumulation Unit Value, End of Period                    $ 10.498   $ 11.059
 Number of Units Outstanding, End of Period                 118,133     95,821
AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.817   $ 11.240
 Accumulation Unit Value, End of Period                    $ 11.240   $ 11.795
 Number of Units Outstanding, End of Period                   2,061      1,879

                                 38  PROSPECTUS


AIM V.I. GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.403   $  9.563
 Accumulation Unit Value, End of Period                    $  9.563   $ 10.186
 Number of Units Outstanding, End of Period                     787          0
AIM V.I. PREMIER EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.590   $  9.344
 Accumulation Unit Value, End of Period                    $  9.344   $  9.727
 Number of Units Outstanding, End of Period                     886      1,457
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.228   $ 10.908
 Accumulation Unit Value, End of Period                    $ 10.908   $ 12.296
 Number of Units Outstanding, End of Period                     952        803
ALLIANCEBERNSTEIN GROWTH AND INCOME - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.462   $ 11.009
 Accumulation Unit Value, End of Period                    $ 11.009   $ 12.051
 Number of Units Outstanding, End of Period                  19,258     19,340
ALLIANCEBERNSTEIN LARGE CAP GROWTH - CLASS B
SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period              $  7.757   $  9.419
 Accumulation Unit Value, End of Period                    $  9.419   $ 10.044
 Number of Units Outstanding, End of Period                   1,724      1,534
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.477   $ 10.628
 Accumulation Unit Value, End of Period                    $ 10.628   $ 11.623
 Number of Units Outstanding, End of Period                  11,846      9,878
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.774   $ 11.099
 Accumulation Unit Value, End of Period                    $ 11.099   $ 12.693
 Number of Units Outstanding, End of Period                  15,604     17,381
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.296   $ 10.746
 Accumulation Unit Value, End of Period                    $ 10.746   $ 13.349
 Number of Units Outstanding, End of Period                   5,121      8,375
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.979   $  9.809
 Accumulation Unit Value, End of Period                    $  9.809   $ 10.140
 Number of Units Outstanding, End of Period                   3,489      3,489


*The Contracts were first offered on July 20, 1998. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account, which commenced operations on May 3, 1999, the Morgan Stanley VIS Information - Class X Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc. and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, and Van Kampen LIT Comstock, Class I Sub-Account which were first offered under the Contracts on May 1, 2002. No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, Class II Sub-Account which was first offered on May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




                                 39  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION
--------------------------------------------------------------------------------


   For the Years beginning January* 1 and ending December 31,      1998      1999      2000      2001       2002
MORGAN STANLEY VARIABLE INVESTMENT SERIES
MORGAN STANLEY VIS AGGRESSIVE EQUITY - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $ 14.430  $ 13.924   $  9.779
 Accumulation Unit Value, End of Period                                 -  $ 14.430  $ 13.924  $  9.779   $  7.432
 Number of Units Outstanding, End of Period                             -    44,292   268,946   166,074    132,936
MORGAN STANLEY VIS DIVIDEND GROWTH - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                      10.000  $ 10.090  $  9.670  $  9.999   $  9.306
 Accumulation Unit Value, End of Period                           $10.090  $  9.670  $  9.999  $  9.306   $  7.491
 Number of Units Outstanding, End of Period                        58,954   256,374   519,014   548,030    452,621
MORGAN STANLEY VIS EQUITY - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.262  $ 15.980  $ 13.753   $  9.874
 Accumulation Unit Value, End of Period                           $10.262  $ 15.980  $ 13.753  $  9.874   $  7.638
 Number of Units Outstanding, End of Period                        30,606   323,544   649,397   516,235    441,426
MORGAN STANLEY VIS EUROPEAN EQUITY - CLASS X SUB-ACCOUNT (1)
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.004  $ 11.414  $ 10.657   $  8.605
 Accumulation Unit Value, End of Period                           $ 9.004  $ 11.414  $ 10.657  $  8.605   $  6.644
 Number of Units Outstanding, End of Period                        10,221    75,890   289,934   193,593    167,227
MORGAN STANLEY VIS GLOBAL ADVANTAGE - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.557  $ 11.906  $  9.659   $  7.270
 Accumulation Unit Value, End of Period                           $ 9.557  $ 11.906  $  9.659  $  7.270   $  5.653
 Number of Units Outstanding, End of Period                        12,369    23,894   131,742   114,726     91,142
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.876  $ 11.117  $ 10.645   $  9.797
 Accumulation Unit Value, End of Period                           $ 9.876  $ 11.117  $ 10.645  $  9.797   $  8.415
 Number of Units Outstanding, End of Period                        14,652    62,965    93,823    77,053    102,067
MORGAN STANLEY VIS HIGH YIELD - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.857  $  8.580  $  5.710   $  3.714
 Accumulation Unit Value, End of Period                           $ 8.857  $  8.580  $  5.710  $  3.714   $  3.386
 Number of Units Outstanding, End of Period                        11,399    38,054    67,992   139,822    125,265
MORGAN STANLEY VIS INCOME BUILDER - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.674  $ 10.169  $ 10.003   $ 10.047
 Accumulation Unit Value, End of Period                           $ 9.674  $ 10.169  $ 10.003  $ 10.047   $  9.111
 Number of Units Outstanding, End of Period                         3,158    20,223    24,882    34,139     28,455
MORGAN STANLEY VIS INCOME PLUS - CLASS X SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.348  $  9.721  $ 10.605   $ 11.408
 Accumulation Unit Value, End of Period                           $10.348  $  9.721  $ 10.605  $ 11.408   $ 11.818
 Number of Units Outstanding, End of Period                        81,071   172,419   276,236   458,288    404,407
MORGAN STANLEY VIS INFORMATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -  $ 10.000  $  9.285   $  5.207
 Accumulation Unit Value, End of Period                                 -         -  $  9.285  $  5.207   $  2.910
 Number of Units Outstanding, End of Period                             -         -     4,195     9,925     17,043
MORGAN STANLEY VIS LIMITED DURATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $ 10.030  $ 10.428   $ 10.926
 Accumulation Unit Value, End of Period                                 -  $  10030  $ 10.428  $ 10.926   $ 11.163
 Number of Units Outstanding, End of Period                             -     5,436    13,362    13,643     49,362

                                 40  PROSPECTUS


MORGAN STANLEY VIS MONEY MARKET - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.142  $ 10.440  $ 10.867   $ 11.085
 Accumulation Unit Value, End of Period                           $10.142  $ 10.440  $ 10.867  $ 11.085   $ 11.029
 Number of Units Outstanding, End of Period                        15,056   123,921   280,898   385,744    349,019
MORGAN STANLEY VIS S&P 500 INDEX - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.371  $ 12.242  $ 10.894   $  9.386
 Accumulation Unit Value, End of Period                           $10.371  $ 12.242  $ 10.894  $  9.386   $  7.144
 Number of Units Outstanding, End of Period                        41,697   168,103   293,639   276,666    270,562
MORGAN STANLEY VIS STRATEGIST - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.332  $ 11.904  $ 11.882   $ 10.478
 Accumulation Unit Value, End of Period                           $10.332  $ 11.904  $ 11.882  $ 10.478   $  9.270
 Number of Units Outstanding, End of Period                        18,089    68,969   218,043   207,846    184,597
MORGAN STANLEY VIS UTILITIES - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.892  $ 12.054  $ 12.197   $  8.891
 Accumulation Unit Value, End of Period                           $10.892  $ 12.054  $ 12.197  $  8.891   $  6.733
 Number of Units Outstanding, End of Period                        19,644   100,464   217,451   185,573    169,276
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.109  $ 15.503  $  9.300   $  8.538
 Accumulation Unit Value, End of Period                           $ 8.109  $ 15.503  $  9.300  $  8.538   $  7.637
 Number of Units Outstanding, End of Period                         4,235    51,240   113,031   111,255    105,377
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.872  $ 13.516  $ 11.713   $  9.762
 Accumulation Unit Value, End of Period                           $ 9.872  $ 13.516  $ 11.713  $  9.762   $  6.914
 Number of Units Outstanding, End of Period                             -    16,474   129,313    85,598     78,043
VAN KAMPEN UIF INTERNATIONAL MAGNUM, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.753  $ 10.759  $  9.252   $  7.331
 Accumulation Unit Value, End of Period                           $ 8.753  $ 10.759  $  9.252  $  7.331   $  5.988
 Number of Units Outstanding, End of Period                             -    21,796    55,354    65,898     64,006
VAN KAMPEN UIF MID CAP GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 12.088
 Accumulation Unit Value, End of Period                                 -         -         -  $ 12.088   $  7.302
 Number of Units Outstanding, End of Period                             -         -         -         -      4,700
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.543
 Number of Units Outstanding, End of Period                             -         -         -         -     55,287
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.105  $  8.807  $ 11.180   $ 12.057
 Accumulation Unit Value, End of Period                           $ 9.105  $  8.807  $ 11.180  $ 12.057   $ 11.664
 Number of Units Outstanding, End of Period                             -    30,211    67,341    75,343     67,810
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -          -
 Accumulation Unit Value, End of Period                                 -         -         -         -          -
 Number of Units Outstanding, End of Period                             -         -         -         -          -
VAN KAMPEN LIT COMSTOCK, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.040
 Number of Units Outstanding, End of Period                             -         -         -         -     32,152
VAN KAMPEN LIT EMERGING GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.498  $ 21.066  $ 18.585   $ 12.500
 Accumulation Unit Value, End of Period                           $10.498  $ 21.066  $ 18.585  $ 12.500   $  8.286
 Number of Units Outstanding, End of Period                        27,030   129,629   388,197   300,357    263,277

                                 41  PROSPECTUS


AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.790
 Number of Units Outstanding, End of Period                             -         -         -         -      6,309
AIM V.I. GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.381
 Number of Units Outstanding, End of Period                             -         -         -         -         88
AIM V.I. PREMIER EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.567
 Number of Units Outstanding, End of Period                             -         -         -         -      2,660
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.203
 Number of Units Outstanding, End of Period                             -         -         -         -         85
ALLIANCEBERNSTEIN GROWTH AND INCOME - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.436
 Number of Units Outstanding, End of Period                             -         -         -         -     50,325
ALLIANCEBERNSTEIN LARGE CAP GROWTH - CLASS B SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.734
 Number of Units Outstanding, End of Period                             -         -         -         -         88
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.452
 Number of Units Outstanding, End of Period                             -         -         -         -        753
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  8.747
 Number of Units Outstanding, End of Period                             -         -         -         -     10,904
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.284
 Number of Units Outstanding, End of Period                             -         -         -         -     22,406
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -         -   $  7.955
 Number of Units Outstanding, End of Period                             -         -         -         -      6,849


 For the Years beginning January* 1 and ending December      2003       2004
                           31,
MORGAN STANLEY VARIABLE INVESTMENT SERIES
MORGAN STANLEY VIS AGGRESSIVE EQUITY - CLASS X
SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.432   $  9.198
 Accumulation Unit Value, End of Period                    $  9.198   $ 10.180
 Number of Units Outstanding, End of Period                 120,473    105,546
MORGAN STANLEY VIS DIVIDEND GROWTH - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.491   $  9.407
 Accumulation Unit Value, End of Period                    $  9.407   $ 10.018
 Number of Units Outstanding, End of Period                 431,934    353,902
MORGAN STANLEY VIS EQUITY - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.638   $  9.210
 Accumulation Unit Value, End of Period                    $  9.210   $ 10.051
 Number of Units Outstanding, End of Period                 375,346    320,596

                                 42  PROSPECTUS


MORGAN STANLEY VIS EUROPEAN EQUITY - CLASS X SUB-ACCOUNT
(1)
 Accumulation Unit Value, Beginning of Period              $  6.644   $  8.417
 Accumulation Unit Value, End of Period                    $  8.417   $  9.318
 Number of Units Outstanding, End of Period                 150,875    133,566
MORGAN STANLEY VIS GLOBAL ADVANTAGE - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  5.653   $  7.277
 Accumulation Unit Value, End of Period                    $  7.277   $  8.041
 Number of Units Outstanding, End of Period                  87,617     79,696
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH - CLASS X
SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.415   $ 10.913
 Accumulation Unit Value, End of Period                    $ 10.913   $ 12.315
 Number of Units Outstanding, End of Period                 106,573     95,297
MORGAN STANLEY VIS HIGH YIELD - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  3.386   $  4.247
 Accumulation Unit Value, End of Period                    $  4.247   $  4.580
 Number of Units Outstanding, End of Period                 110,018    101,368
MORGAN STANLEY VIS INCOME BUILDER - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  9.111   $ 10.810
 Accumulation Unit Value, End of Period                    $ 10.810   $ 11.778
 Number of Units Outstanding, End of Period                  35,019     36,389
MORGAN STANLEY VIS INCOME PLUS - CLASS X SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period              $ 11.818   $ 12.584
 Accumulation Unit Value, End of Period                    $ 12.584   $ 13.002
 Number of Units Outstanding, End of Period                 438,241    455,002
MORGAN STANLEY VIS INFORMATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  2.910   $  4.602
 Accumulation Unit Value, End of Period                    $  4.602   $  4.679
 Number of Units Outstanding, End of Period                  14,488     38,183
MORGAN STANLEY VIS LIMITED DURATION - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 11.163   $ 11.205
 Accumulation Unit Value, End of Period                    $ 11.205   $ 11.158
 Number of Units Outstanding, End of Period                 124,025     48,212
MORGAN STANLEY VIS MONEY MARKET - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 11.029   $ 10.902
 Accumulation Unit Value, End of Period                    $ 10.902   $ 10.797
 Number of Units Outstanding, End of Period                 154,453    111,000
MORGAN STANLEY VIS S&P 500 INDEX - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.144   $  8.968
 Accumulation Unit Value, End of Period                    $  8.968   $  9.738
 Number of Units Outstanding, End of Period                 285,181    245,584
MORGAN STANLEY VIS STRATEGIST - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  9.270   $ 11.491
 Accumulation Unit Value, End of Period                    $ 11.491   $ 12.453
 Number of Units Outstanding, End of Period                 177,427    161,073
MORGAN STANLEY VIS UTILITIES - CLASS X SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  6.733   $  7.758
 Accumulation Unit Value, End of Period                    $  7.758   $  9.191
 Number of Units Outstanding, End of Period                 159,362    134,830
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS I
SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.637   $ 11.224
 Accumulation Unit Value, End of Period                    $ 11.224   $ 13.568
 Number of Units Outstanding, End of Period                 116,846    176,079
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  6.914   $  8.481
 Accumulation Unit Value, End of Period                    $  8.481   $  8.974
 Number of Units Outstanding, End of Period                  73,516     83,341

                                 43  PROSPECTUS



VAN KAMPEN UIF INTERNATIONAL MAGNUM, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  5.988   $  7.491
 Accumulation Unit Value, End of Period                    $  7.491   $  8.634
 Number of Units Outstanding, End of Period                  59,927     62,686
VAN KAMPEN UIF MID CAP GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.302   $ 10.165
 Accumulation Unit Value, End of Period                    $ 10.165   $ 12.136
 Number of Units Outstanding, End of Period                   9,968     32,820
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.543   $ 11.870
 Accumulation Unit Value, End of Period                    $ 11.870   $ 13.355
 Number of Units Outstanding, End of Period                  65,123     67,643
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 11.664   $ 15.858
 Accumulation Unit Value, End of Period                    $ 15.858   $ 21.237
 Number of Units Outstanding, End of Period                  53,396     33,572
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     -   $ 10.000
 Accumulation Unit Value, End of Period                           -   $ 11.112
 Number of Units Outstanding, End of Period                       -      1,217
VAN KAMPEN LIT COMSTOCK, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.040   $ 10.342
 Accumulation Unit Value, End of Period                    $ 10.342   $ 11.957
 Number of Units Outstanding, End of Period                  50,694    109,840
VAN KAMPEN LIT EMERGING GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.286   $ 10.361
 Accumulation Unit Value, End of Period                    $ 10.361   $ 10.888
 Number of Units Outstanding, End of Period                 221,279    180,693
AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.790   $ 11.179
 Accumulation Unit Value, End of Period                    $ 11.179   $ 11.704
 Number of Units Outstanding, End of Period                   6,311      2,908
AIM V.I. GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.381   $  9.511
 Accumulation Unit Value, End of Period                    $  9.511   $ 10.107
 Number of Units Outstanding, End of Period                     354      2,871
AIM V.I. PREMIER EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.567   $  9.293
 Accumulation Unit Value, End of Period                    $  9.293   $  9.652
 Number of Units Outstanding, End of Period                   2,109      2,848
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.203   $ 10.850
 Accumulation Unit Value, End of Period                    $ 10.850   $ 12.201
 Number of Units Outstanding, End of Period                   5,192     10,067
ALLIANCEBERNSTEIN GROWTH AND INCOME - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.436   $ 10.949
 Accumulation Unit Value, End of Period                    $ 10.949   $ 11.957
 Number of Units Outstanding, End of Period                  59,085     61,816
ALLIANCEBERNSTEIN LARGE CAP GROWTH - CLASS B SUB-ACCOUNT
(3)
 Accumulation Unit Value, Beginning of Period              $  7.734   $  9.368
 Accumulation Unit Value, End of Period                    $  9.368   $  9.966
 Number of Units Outstanding, End of Period                   2,396     11,324

                                 44  PROSPECTUS


PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.452   $ 10.571
 Accumulation Unit Value, End of Period                    $ 10.571   $ 11.532
 Number of Units Outstanding, End of Period                   1,489      3,455
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  8.747   $ 11.039
 Accumulation Unit Value, End of Period                    $ 11.039   $ 12.594
 Number of Units Outstanding, End of Period                  15,622     44,820
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.284   $ 10.703
 Accumulation Unit Value, End of Period                    $ 10.703   $ 13.264
 Number of Units Outstanding, End of Period                  28,654     47,422
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $  7.955   $  9.756
 Accumulation Unit Value, End of Period                    $  9.756   $ 10.062
 Number of Units Outstanding, End of Period                   4,902      5,222

*The Contracts including the Performance Benefit Combination Option were first offered July 20, 1998. The Contracts including the Death Benefit Combination Option were first offered on May 3, 1999. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account, which commenced operations on May 3, 1999, the Morgan Stanley VIS Information - Class X Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc. and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, and Van Kampen LIT Comstock, Class I Sub-Account which were first offered under the Contracts on May 1, 2002. No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, Class II Sub-Account which was first offered on May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 45  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 46  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397                 PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 42 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS Y SHARES)                SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                  SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS I AND CLASS II SHARES)          PRODUCTS TRUST (CLASS 2 SHARES)
                                       PUTNAM VARIABLE TRUST (CLASS IB SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 48 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
--------------------------------------------------------------------------------
  The Contract at a Glance                                      4
--------------------------------------------------------------------------------
  How the Contract Works                                        6
--------------------------------------------------------------------------------
  Expense Table                                                 7
--------------------------------------------------------------------------------
  Financial Information                                         12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                  12
--------------------------------------------------------------------------------
  Purchases                                                     13
--------------------------------------------------------------------------------
  Contract Value                                                14
--------------------------------------------------------------------------------
  Investment Alternatives                                       14
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                  14
--------------------------------------------------------------------------------
     The Fixed Account Options                                  17
--------------------------------------------------------------------------------
     Transfers                                                  18
--------------------------------------------------------------------------------
  Expenses                                                      20
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                          22
--------------------------------------------------------------------------------
  Income Payments                                               23
--------------------------------------------------------------------------------
  Death Benefits                                                25
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                             29
--------------------------------------------------------------------------------
     Allstate Life                                              29
--------------------------------------------------------------------------------
     The Variable Account                                       30
--------------------------------------------------------------------------------
     The Portfolios                                             30
--------------------------------------------------------------------------------
     The Contract                                               31
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan       31
--------------------------------------------------------------------------------
     Legal Matters                                              31
--------------------------------------------------------------------------------
  Taxes                                                         32
--------------------------------------------------------------------------------
APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS
                                                                38
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                           40
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           50
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                              6
--------------------------------------------------------------------------------
Accumulation Unit                                               12
--------------------------------------------------------------------------------
Accumulation Unit Value                                         12
--------------------------------------------------------------------------------
Allstate Life ("We")                                            29
--------------------------------------------------------------------------------
Annuitant                                                       12
--------------------------------------------------------------------------------
Automatic Additions Program                                     13
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         20
--------------------------------------------------------------------------------
Beneficiary                                                     12
--------------------------------------------------------------------------------
Contract*                                                       12
--------------------------------------------------------------------------------
Contract Anniversary                                            5
--------------------------------------------------------------------------------
Contract Owner ("You")                                          12
--------------------------------------------------------------------------------
Contract Value                                                  14
--------------------------------------------------------------------------------
Contract Year                                                   5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                       26
--------------------------------------------------------------------------------
Death Benefit Combination Option                                26
--------------------------------------------------------------------------------
Dollar Cost Averaging                                           20
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                     17
--------------------------------------------------------------------------------
Due Proof of Death                                              25
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Plus Option                     28
--------------------------------------------------------------------------------
Excess of Earnings Withdrawals                                  27
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
Fixed Account Options                                           17
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                   27
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                             24
--------------------------------------------------------------------------------
In-Force Premium                                                27
--------------------------------------------------------------------------------
In-Force Earnings                                               27
--------------------------------------------------------------------------------
Income Plans                                                    23
--------------------------------------------------------------------------------
Investment Alternatives                                         14
--------------------------------------------------------------------------------
Issue Date                                                      6
--------------------------------------------------------------------------------
Payout Phase                                                    6
--------------------------------------------------------------------------------
Payout Start Date                                               23
--------------------------------------------------------------------------------
Performance Death Benefit Option                                26
--------------------------------------------------------------------------------
Portfolios                                                      30
--------------------------------------------------------------------------------
Qualified Contracts                                             35
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   22
--------------------------------------------------------------------------------
Valuation Date                                                  14
--------------------------------------------------------------------------------
Variable Account                                                30
--------------------------------------------------------------------------------
Variable Sub-Account                                            14
--------------------------------------------------------------------------------
  *
   In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can add to your Contract as often and as much as
                        you like,  but each  payment  must be at least  $100.
                         You  must  maintain  a minimum account size of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .
                          Total Variable Account annual fees  equal to 1.35% of
                          average  daily  net assets  (1.48% if  you  select
                           the  PERFORMANCE  DEATH BENEFIT OPTION or 1.59% if
                          you  select  the  DEATH BENEFIT COMBINATION  OPTION,
                           or 1.65% if you  select  the  INCOME  BENEFIT
                          COMBINATION  OPTION 2 or  1.85% if you  select  the
                          INCOME AND DEATH  BENEFIT COMBINATION OPTION 2)

                        .If you select the Enhanced Earnings Death Benefit
                          Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                          (depending on the age of the oldest Contract owner
                          (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application
                          Date"))

                        .
                          Annual contract maintenance charge of $35  (waived in
                          certain cases)

                        .Withdrawal  charges  ranging from  0% to 6% of
                           purchase  payment(s) withdrawn (with certain
                          exceptions)

                        .Transfer fee of $25 after the 12th transfer in any
                          CONTRACT YEAR  (fee currently waived)

                        . State  premium  tax (if your state imposes  one)

                        In addition,  each Portfolio  pays  expenses  that  you
                        will bear  indirectly  if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 42 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest  at
                          rates we guarantee)

                        .39 Variable Sub-Accounts investing in Portfolios
                           offering professional  money management by these
                          investment advisers:

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Templeton Investment Counsel, LLC

                          . Putnam Investment Management, LLC

                          . Van Kampen(1)

                          . Van Kampen Asset Management

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                         Sub-Accounts have performed, call us at
                        1-800-654-2397.

                        (1) Morgan Stanley Investment Management, Inc., the
                        adviser to the UIF Portfolios, does business in certain
                        instances using the name Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------

                                 4  PROSPECTUS



INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two.  You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 120 months

                        .joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified  period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die  before the PAYOUT START DATE, we  will  pay
                         the death benefit described in the Contract.  We also
                        offer death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions.  Transfers
                        must be at least $100 or the total amount in the
                        investment  alternative, whichever is less. Transfers
                        to the Standard Fixed Account Option for any Guarantee
                         Period must be at least  $500.

                        We do not currently impose a fee upon  transfers.
                        However, we reserve the right to charge $25 per
                        transfer after  the 12th transfer in each "CONTRACT
                        YEAR," which we measure from the date we issue your
                        Contract or  a Contract  anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your  Contract  Value
                        at any  time  during  the  Accumulation Phase and
                         during the Payout  Phase in certain  cases.  In
                        general,  you must  withdraw  at least  $500 at a time
                        or the  total amount in the investment alternative, if
                        less. Withdrawals taken prior to annuitization
                        (referred to in this prospectus as the Payout Phase)
                        are generally considered to come from the earnings in
                        the Contract first. If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings. Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 591/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge also may apply.
-------------------------------------------------------------------------------


                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 42 Investment Alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being       0    1    2    3    4    5     6+
 Withdrawn
------------------------------------------------------------------------------------------------------
Applicable Charge                                                  6%   5%   5%   4%   3%   2%    0%
------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                             $35.00**
------------------------------------------------------------------------------------------------------
Transfer Fee                                                                    $25***
------------------------------------------------------------------------------------------------------



*Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

**If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

***Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.




VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                                                     With the
                                                                            With the            With the              Income
                                                       With the               Death              Income             and Death
                                                     Performance            Benefit             Benefit              Benefit
                                     Base           Death Benefit         Combination         Combination          Combination
                                   Contract             Option               Option            Option 2*            Option 2*
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.25%              1.38%                1.49%               1.55%                1.75%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge        0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.35%              1.48%                1.59%               1.65%                1.85%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------
  If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above
                                 (assuming age is between 66 and 75 on Rider Application Date)**
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.60%              1.73%                1.84%               1.90%                2.10%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge       0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.70%              1.83%                1.94%               2.00%                2.20%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------



* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.



                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.51%                        1.71%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE /(1)/
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                             Rule
                                Management   12b-1   Other     Total Portfolio
PORTFOLIO                          Fees      Fees   Expenses   Annual Expenses
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive      0.67%     0.25%   0.18%          1.10%
Equity Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend        0.45%     0.25%   0.10%          0.80%
Growth Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity          0.42%     0.25%   0.11%          0.78%
Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS European        0.87%     0.25%   0.17%          1.29%
Equity Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Advantage Portfolio - Class        0.57%     0.25%   0.27%          1.09%
Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Dividend Growth Portfolio -        0.67%     0.25%   0.14%          1.06%
Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield      0.42%     0.25%   0.24%          0.91%
Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Income          0.67%     0.25%   0.15%          1.07%
Builder Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus     0.42%     0.25%   0.12%          0.79%
Portfolio - Class Y(2,3)
-------------------------------------------------------------------------------
Morgan Stanley VIS Information     0.67%     0.25%   0.30%          1.22%
Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited
Duration Portfolio - Class         0.30%     0.25%   0.13%          0.68%
Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Money           0.44%     0.25%   0.08%          0.77%
Market Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500         0.12%     0.25%   0.14%          0.51%
Index Portfolio - Class Y(2,4)
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist      0.42%     0.25%   0.11%          0.78%
Portfolio - Class Y(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities       0.57%     0.25%   0.12%          0.94%
Portfolio - Class Y (2)
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity Portfolio,          1.25%      N/A    0.46%          1.71%
Class I(5,6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth       0.50%      N/A    0.34%          0.84%
Portfolio, Class I(2,5,6)
-------------------------------------------------------------------------------
Van Kampen UIF International       0.80%      N/A    0.45%          1.25%
Magnum Portfolio, Class I(5,6)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth      0.75%      N/A    0.38%          1.13%
Portfolio, Class I(5,6)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class             0.72%      N/A    0.30%          1.02%
I(2,5,6)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class            0.76%      N/A    0.26%          1.02%
I(2,5,6)
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive          0.75%     0.25%   0.63%          1.63%
Growth Portfolio, Class II(8)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock            0.57%     0.25%   0.04%          0.86%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth     0.70%      N/A    0.07%          0.77%
Portfolio, Class I(9)
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth     0.70%     0.25%   0.07%          1.02%
Portfolio, Class II(9)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation      0.61%      N/A    0.30%          0.91%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series      0.63%      N/A    0.28%          0.91%
I
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity       0.73%      N/A    0.31%          1.04%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -     0.61%      N/A    0.30%          0.91%
Series I
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth           0.55%     0.25%   0.05%          0.85%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Growth and       0.75%     0.25%   0.13%          1.13%
Income Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Large Cap        0.75%     0.25%   0.06%          1.06%
Growth Portfolio - Class B(10)
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High Income         0.56%     0.25%   0.06%          0.87%
Fund - Class 2(11,12)
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class            0.47%     0.25%   0.02%          0.74%
2(11,12)
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities     0.80%     0.25%   0.21%          1.26%
Fund - Class 2(11)
-------------------------------------------------------------------------------
FTVIP Templeton Foreign            0.68%     0.25%   0.19%          1.12%
Securities Fund - Class 2(13)
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and Income        0.48%     0.25%   0.06%          0.79%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Equity     0.75%     0.25%   0.19%          1.19%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund     0.77%     0.25%   0.10%          1.12%
- Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class     0.56%     0.25%   0.08%          0.89%
IB
-------------------------------------------------------------------------------





                                 8  PROSPECTUS

1. Figures shown in the Table are for the year ended December 31, 2004 (except as otherwise noted).

2. Expense information has been restated to reflect current fees in effect as of November 1, 2004.

3. Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y changed its name to Morgan Stanley VIS Income Plus Portfolio
- Class Y.

4. Morgan Stanley Investment Advisors Inc. has agreed to cap the Portfolio's operating expenses (except for brokerage and "Rule 12b-1 Fees") by assuming the Portfolio's "Other Expenses" and/or waiving its fee under the Portfolio's Investment Advisory Agreement and the Administration Agreement to the extent such operating expenses exceed, on an annualized basis, 0.40% of the average daily net assets of the Portfolio.

5. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

6. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                        Operating   Management  Rule 12b-1   Other          Total
                         Expense       Fees        Fees     Expenses   Portfolio Annual
PORTFOLIO               Limitation                                         Expenses
----------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets
Equity Portfolio,         1.65%       1.19%        N/A       0.46%          1.65%
Class I
----------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio,         0.85%       0.50%        N/A       0.34%          0.84%
Class I
----------------------------------------------------------------------------------------
Van Kampen UIF
International Magnum      1.15%       0.70%        N/A       0.45%          1.15%
Portfolio, Class I
----------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio,         1.05%       0.67%        N/A       0.38%          1.05%
Class I
----------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.05%       0.72%        N/A       0.30%          1.02%
Portfolio, Class I
----------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Real Estate Portfolio,    1.10%       0.76%        N/A       0.26%          1.02%
Class I
----------------------------------------------------------------------------------------




                                 9  PROSPECTUS

7. Effective November 1, 2004, the adviser has agreed to limit "Total Annual Portfolio Expenses" to 1.65%. Prior to November 1, 2004, the limitation to "Total Annual Portfolio Expenses" was 1.75%.

8. For the year ended December 31, 2004, the Adviser voluntarily waived $99,706 of its investment advisory fees and assumed $1,234 of the Portfolio's "Other Expenses." This waiver is voluntary in nature and can be discontinued at the
adviser's discretion.   When the effects of the voluntary waivers are taken into
consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.38%, 0.25%, 0.62% and 1.25%, respectively.

9. The Variable Sub-account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
 Contracts issued prior to May 17, 2001 may only invest in the Variable Sub-account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class I.

10. Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.

11. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's average annual net assets, the Board has set the current rate at 0.25% per year.

12. The Fund administration fee is paid indirectly through the management fee.

13. The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were 0.63%, 0.25%, 0.19% and 1.07%, respectively.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses         $856           $1,640          $2,351           $4,435
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses         $733           $1,279          $1,763           $3,332
-----------------------------------------------------------------------------------------------------------------------




                                 10  PROSPECTUS

EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $431           $1,300          $2,181           $4,435
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $308           $  939          $1,593           $3,332
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest
 Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the


                                 12  PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in


                                 13  PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.






INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


                                 14  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y

-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth          and long term growth of
 Portfolio - Class Y      income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -       investments in common
 Class Y                  stocks believed by the
                          Investment Manager to have
                          potential for superior
                          growth. As a secondary
                          objective, income but only
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Equity          appreciation of its
 Portfolio - Class Y (1)  investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth   and long-term growth of
 Portfolio - Class Y      income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class  income by investing in a
 Y                        diversified portfolio
                          consisting principally of
                          fixed-income securities,     MORGAN STANLEY
                          which may include both       INVESTMENT ADVISORS INC.
                          non-convertible and
                          convertible debt securities
                          and preferred stocks. As a
                          secondary objective,
                          capital appreciation, but
                          only when consistent with
                          its primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder           secondary objective, growth
 Portfolio - Class Y      of capital
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Income Plus Portfolio -  income by investing
 Class Y (2)              primarily in U.S.
                          government securities and
                          other fixed-income
                          securities. As a secondary
                          objective, capital
                          appreciation but only when
                          consistent with its primary
                          objective.
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
 Information Portfolio -  appreciation
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration         income consistent with
 Portfolio - Class Y      preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -       preservation of capital,
 Class Y                  and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -    before expenses, correspond
 Class Y                  to the total return (i.e.,
                          combination of capital
                          changes and income) of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -   return
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -    current income
 Class Y
-------------------------------------------------------------------------------


                                 15  PROSPECTUS


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
Markets Equity            appreciation by investing
Portfolio, Class I        primarily in
                          growth-oriented equity
                          securities of issuers in
                          emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
I                         primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies
-------------------------------------------------------
Van Kampen UIF            Long-term capital
International Magnum      appreciation by investing
Portfolio, Class I        primarily in equity
                          securities of non-U.S.
                          issuers domiciled in EAFE
                          countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
Growth Portfolio, Class   investing primarily in       VAN KAMPEN (3)
I                         common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class I                   three to five years by
                          investing in common stocks
                          and other equity securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
I                         capital appreciation by
                          investing primarily in
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class II       through investments in
                          equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation.        VAN KAMPEN ASSET
Growth Portfolio, Class                                MANAGEMENT
I (4)
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation.
Growth Portfolio, Class
II (4)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (5)
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
Appreciation Fund -
Series I
-------------------------------------------------------
AIM V.I. Growth Fund -    Growth of capital            A I M ADVISORS, INC.
Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
Equity Fund - Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of capital
Fund - Series I           with income as a secondary
                          objective
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
Portfolio - Class B       capital. Current income is
                          incidental to the
                          Portfolio's objective.
-------------------------------------------------------
AllianceBernstein Growth  Reasonable current income    ALLIANCE CAPITAL
and Income Portfolio -    and reasonable opportunity   MANAGEMENT, L.P.
Class B                   for appreciation through
                          investments primarily in
                          dividend-paying common
                          stocks of good quality
                          companies
-------------------------------------------------------
AllianceBernstein Large   Growth of capital by
Cap Growth Portfolio -    pursuing aggressive
Class B(6)                investment policies
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High       High level of current
 Income Fund - Class 2     income with capital
                           appreciation as a           FRANKLIN ADVISERS, INC.
                           secondary goal
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
 Securities Fund - Class   maintaining prospects for
 2                         capital appreciation.
-------------------------------------------------------------------------------

                                 16  PROSPECTUS



FTVIP Mutual Shares       Capital appreciation with    FRANKLIN MUTUAL
 Securities Fund - Class   income as a secondary goal  ADVISERS, LLC
 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International   Capital appreciation.        MANAGEMENT, LLC
Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation.
Value Fund - Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------------------------------


(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(5) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(6) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 20, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described on page 18. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your


                                 17  PROSPECTUS
purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described on page 18. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

 At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or


                                 18  PROSPECTUS

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
  Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

.. whether  your  transfers  follow a pattern  that  appears  designed to take advantage of short term market  fluctuations,  particularly  within certain
  Sub-account   underlying  portfolios  that  we  have  identified  as  being susceptible to market timing activities;

.. whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

.. the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.


                                 19  PROSPECTUS

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


                                 20  PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.


                                 21  PROSPECTUS

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-11. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank


                                 22  PROSPECTUS
account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

.. the Annuitant's 90th Birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before


                                 23  PROSPECTUS
starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary; and


                                 24  PROSPECTUS

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.


If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).


                                 25  PROSPECTUS

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer


                                 26  PROSPECTUS
to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

.. We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page __) with the features of the Death Benefit Combination Option (described on page __) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

.. the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

.. the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

.. the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in


                                 27  PROSPECTUS
  the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

  In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

  Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest


                                 28  PROSPECTUS

Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
 Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as


                                 29  PROSPECTUS
a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


                                 30  PROSPECTUS

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers. We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.70% of the average net assets of the Fixed Account Options to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 31  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance


                                 33  PROSPECTUS
concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract.


                                 34  PROSPECTUS

The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 35  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 36  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification


                                 37  PROSPECTUS
number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


                                 38  PROSPECTUS

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owner by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans. Contracts that have been previously sold to State and Local government and Tax-Exempt organization Deferred Compensation Plans will be administered consistent with the rules for contracts intended to qualify under Section 401(a).


                                 39  PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000.
 Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A)  Contract Value:                                                      $125,000.00
(B)  Total Purchase Payments                                              $100,000.00
(C)  Total Excess-of-Earnings
Withdrawals:                                                              $      0.00
(D)  In-Force Premium:                           (D) = (B) - (C)          $100,000.00
(E)  In-Force Earnings:                          (E) = (A) - (D)          $ 25,000.00
(F)   Cap:                                      (F) = 100% X (D)          $100,000.00
G)  Enhanced Earnings Death Benefit
Plus*:                                     (G) = MIN [50% X (E); (F)]     $ 12,500.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $105,000.00
(2) Total Purchase Payments:                                                                    $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $100,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $  5,000.00
(6) Withdrawal Amount:                                                                          $ 10,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $  5,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $  5,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                           $114,000.00
(B)  In-Force Premium (before withdrawal):                                                     $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                     $  5,000.00
(D)  In-Force Premium (after withdrawal):                             (D) = (B) - (C)          $ 95,000.00
(E)  In-Force Earnings:                                               (E) = (A) - (D)          $ 19,000.00
(F)  Cap:                                                            (F) = 100% X (D)          $ 95,000.00
(G)  Enhanced Earnings Death Benefit Plus*:                     (G) = MIN [50% X (E); (F)]     $  9,500.00


*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between


                                 40  PROSPECTUS
the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $130,000.00
(2) Contract Value on Rider Date:                                                               $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $110,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $ 20,000.00
(6) Withdrawal Amount:                                                                          $ 50,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $ 30,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $ 30,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                      $140,000.00
(B)  In-Force Premium (before withdrawal and purchase
payment):                                                                                 $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                $ 30,000.00
(D)  Additional Purchase Payment:                                                         $ 40,000.00
(E)  In-Force Premium (after withdrawal  and purchase
payment):                                                                                 $120,000.00
(F)  In-Force Earnings:                                            (F) = (A) - (E)        $ 20,000.00
(G)  Cap:                                                          (G) = 50% X (E)        $ 60,000.00
                                                                (H) = MIN [25% X (F);
(H)  Enhanced Earnings Death Benefit Plus*:                              (G)]             $  5,000.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00).
 If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).




                                 41  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges.
 Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE CONTRACT)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                2000       2001        2002        2003         2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.677  $    6.815  $    5.188   $    6.438
 Accumulation Unit Value, End of Period                           $  9.677  $    6.815  $    5.188  $    6.438   $    7.144
 Number of Units Outstanding, End of Period                        198,351     316,721     283,883     272,336      234,755
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.683  $    9.968  $    8.041   $   10.116
 Accumulation Unit Value, End of Period                           $ 10.683  $    9.968  $    8.041  $   10.116   $   10.800
 Number of Units Outstanding, End of Period                        251,851   1,048,759   1,067,569   1,139,957      990,965
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.528  $    6.855  $    5.312   $    6.423
 Accumulation Unit Value, End of Period                           $  9.528  $    6.855  $    5.312  $    6.423   $    7.025
 Number of Units Outstanding, End of Period                        675,279   1,600,336   1,731,827   1,648,842    1,202,257
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account (1)
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.190  $    7.442  $    5.761   $    7.316
 Accumulation Unit Value, End of Period                           $  9.190  $    7.442  $    5.761  $    7.316   $    8.118
 Number of Units Outstanding, End of Period                        244,691     511,559     356,625     309,363      272,927
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.414  $    6.347  $    4.950   $    6.386
 Accumulation Unit Value, End of Period                           $  8.414  $    6.347  $    4.950  $    6.386   $    7.074
 Number of Units Outstanding, End of Period                         83,033     111,943     109,629     102,666       86,414
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.931  $    9.166  $    7.893   $   10.251
 Accumulation Unit Value, End of Period                           $  9.931  $    9.166  $    7.893  $   10.251   $   11.595
 Number of Units Outstanding, End of Period                         33,924     100,886     218,644     269,243      283,766
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    6.944  $    4.527  $    4.138   $    5.202
 Accumulation Unit Value, End of Period                           $  6.944  $    4.527  $    4.138  $    5.202   $    5.623
 Number of Units Outstanding, End of Period                         33,813     224,510     353,006     391,579      320,319
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.030  $   10.103  $    9.174   $   10.907
 Accumulation Unit Value, End of Period                           $ 10.030  $   10.103  $    9.174  $   10.907   $   11.915
 Number of Units Outstanding, End of Period                         27,433     103,772     178,947     220,708      220,046
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account (2)
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.748  $   11.593  $   12.039   $   12.838
 Accumulation Unit Value, End of Period                           $ 10.748  $   11.593  $   12.039  $   12.838   $   13.309
 Number of Units Outstanding, End of Period                        176,424     967,824   1,319,879   1,348,933    1,129,562
----------------------------------------------------------------------------------------------------------------------------

                                 42  PROSPECTUS


Morgan Stanley VIS Information - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.292  $    5.226  $    2.924   $    4.633
 Accumulation Unit Value, End of Period                           $  9.292  $    5.226  $    2.924  $    4.633   $    4.724
 Number of Units Outstanding, End of Period                         27,581     197,903     106,767     165,017      132,274
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.303  $   10.824  $   11.085   $   11.153
 Accumulation Unit Value, End of Period                           $ 10.303  $   10.824  $   11.085  $   11.153   $   11.132
 Number of Units Outstanding, End of Period                         22,608     196,418     713,418     772,405      662,808
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.262  $   10.492  $   10.464   $   10.367
 Accumulation Unit Value, End of Period                           $ 10.262  $   10.492  $   10.464  $   10.367   $   10.291
 Number of Units Outstanding, End of Period                        272,169   1,063,770   1,408,669     905,962      604,071
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.959  $    7.731  $    5.898   $    7.421
 Accumulation Unit Value, End of Period                           $  8.959  $    7.731  $    5.898  $    7.421   $    8.075
 Number of Units Outstanding, End of Period                        301,630     975,139   1,267,235   1,514,029    1,558,007
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.922  $    8.770  $    7.777   $    9.659
 Accumulation Unit Value, End of Period                           $  9.922  $    8.770  $    7.777  $    9.659   $   10.494
 Number of Units Outstanding, End of Period                        426,068   1,061,403     963,286     932,750      783,532
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.130  $    7.396  $    5.613   $    6.489
 Accumulation Unit Value, End of Period                           $ 10.130  $    7.396  $    5.613  $    6.489   $    7.700
 Number of Units Outstanding, End of Period                        337,753     773,382     539,074     462,973      390,011
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    6.386  $    5.891  $    5.295   $    7.819
 Accumulation Unit Value, End of Period                           $  6.386  $    5.891  $    5.295  $    7.819   $    9.497
 Number of Units Outstanding, End of Period                         61,310      73,439     117,274     128,637      112,553
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.335  $    6.980  $    4.968   $    6.123
 Accumulation Unit Value, End of Period                           $  8.335  $    6.980  $    4.968  $    6.123   $    6.510
 Number of Units Outstanding, End of Period                        182,173     206,607     217,248     207,602      200,709
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.054  $    7.209  $    5.916   $    7.437
 Accumulation Unit Value, End of Period                           $  9.054  $    7.209  $    5.916  $    7.437   $    8.613
 Number of Units Outstanding, End of Period                         41,665      75,869      98,575     120,003      129,973
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    7.326   $   10.246
 Accumulation Unit Value, End of Period                                  -           -  $    7.326  $   10.246   $   12.292
 Number of Units Outstanding, End of Period                              -           -      22,083      69,239       79,478
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.231  $    9.775  $    6.942   $    9.691
 Accumulation Unit Value, End of Period                           $ 10.231  $    9.775  $    6.942  $    9.691   $   10.957
 Number of Units Outstanding, End of Period                         54,051     274,260     557,452     543,989      541,279
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   11.503  $   12.465  $   12.117   $   16.552
 Accumulation Unit Value, End of Period                           $ 11.503  $   12.465  $   12.117  $   16.552   $   22.274
 Number of Units Outstanding, End of Period                         20,901      83,055     150,580     156,443      137,651
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.148
 Number of Units Outstanding, End of Period                              -           -           -           -       28,289
----------------------------------------------------------------------------------------------------------------------------

                                 43  PROSPECTUS


Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    8.054   $   10.391
 Accumulation Unit Value, End of Period                                  -           -  $    8.054  $   10.391   $   12.038
 Number of Units Outstanding, End of Period                              -           -     586,029     781,942      849,641
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.129  $    5.494  $    3.659   $    4.597
 Accumulation Unit Value, End of Period                           $  8.129  $    5.494  $    3.659  $    4.597   $    4.855
 Number of Units Outstanding, End of Period                        472,104     722,796     343,933     288,538      257,735
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                            -  $   10.000  $    8.106  $    5.385   $    6.750
 Accumulation Unit Value, End of Period                                  -  $    8.106  $    5.385  $    6.750   $    7.111
 Number of Units Outstanding, End of Period                              -     175,128     242,253     221,320      210,046
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.285  $    6.270  $    4.679   $    5.979
 Accumulation Unit Value, End of Period                           $  8.285  $    6.270  $    4.679  $    5.979   $    6.290
 Number of Units Outstanding, End of Period                         90,817     201,850     144,764     152,197      155,432
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    7.400  $    4.826  $    3.287   $    4.256
 Accumulation Unit Value, End of Period                           $  7.400  $    4.826  $    3.287  $    4.256   $    4.544
 Number of Units Outstanding, End of Period                        110,925     231,070     220,550     219,124      198,682
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.838
 Number of Units Outstanding, End of Period                              -           -           -           -        6,388
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.321  $    7.178  $    4.939   $    6.094
 Accumulation Unit Value, End of Period                           $  8.321  $    7.178  $    4.939  $    6.094   $    6.360
 Number of Units Outstanding, End of Period                        312,033     611,786     696,548     627,137      535,441
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.000  $    6.026  $    4.265   $    5.667
 Accumulation Unit Value, End of Period                           $  8.000  $    6.026  $    4.265  $    5.667   $    6.404
 Number of Units Outstanding, End of Period                        119,976     269,657     256,501     264,050      257,682
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.242  $   10.119  $    7.761   $   10.121
 Accumulation Unit Value, End of Period                           $ 10.242  $   10.119  $    7.761  $   10.121   $   11.106
 Number of Units Outstanding, End of Period                        102,708     642,105     826,573     819,711      771,745
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account (4)
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    7.978  $    6.501  $    4.436   $    5.399
 Accumulation Unit Value, End of Period                           $  7.978  $    6.501  $    4.436  $    5.399   $    5.771
 Number of Units Outstanding, End of Period                        304,578     358,857     306,552     286,209      259,495
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.713
 Number of Units Outstanding, End of Period                              -           -           -           -        1,181
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.259
 Number of Units Outstanding, End of Period                              -           -           -           -       30,303
----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.970
 Number of Units Outstanding, End of Period                              -           -           -           -        5,679
----------------------------------------------------------------------------------------------------------------------------

                                 44  PROSPECTUS


FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.538
 Number of Units Outstanding, End of Period                              -           -           -           -       17,573
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.564  $    9.755  $    7.797   $    9.799
 Accumulation Unit Value, End of Period                           $ 10.564  $    9.755  $    7.797  $    9.799   $   10.741
 Number of Units Outstanding, End of Period                         73,374     366,952     285,561     355,263      327,179
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.016  $    7.061  $    5.735   $    7.272
 Accumulation Unit Value, End of Period                           $  9.016  $    7.061  $    5.735  $    7.272   $    8.337
 Number of Units Outstanding, End of Period                        187,566     474,491     573,617     537,358      464,986
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    7.308   $   10.789
 Accumulation Unit Value, End of Period                                  -           -  $    7.308  $   10.789   $   13.435
 Number of Units Outstanding, End of Period                              -           -     257,805     278,343      260,878
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.117  $    6.213  $    4.503   $    5.549
 Accumulation Unit Value, End of Period                           $  8.117  $    6.213  $    4.503  $    5.549   $    5.751
 Number of Units Outstanding, End of Period                        211,436     340,965     424,724     410,372      319,118
----------------------------------------------------------------------------------------------------------------------------


*Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Morgan Stanley VIS Information - Class Y Sub-Account which commenced operations on November 6, 2000, the Van Kampen LIT Emerging Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 45  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               2001      2002      2003       2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.157  $  6.912   $  8.504
 Accumulation Unit Value, End of Period                           $ 9.157  $  6.912  $  8.504   $  9.356
 Number of Units Outstanding, End of Period                         3,625    34,442    36,657     21,802
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.282  $  7.424   $  9.262
 Accumulation Unit Value, End of Period                           $ 9.282  $  7.424  $  9.262   $  9.804
 Number of Units Outstanding, End of Period                        66,076   151,394   187,461    182,934
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.190  $  7.061   $  8.466
 Accumulation Unit Value, End of Period                           $ 9.190  $  7.061  $  8.466   $  9.181
 Number of Units Outstanding, End of Period                        42,655   134,909   161,433    150,953
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account (1)
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.526  $  7.312   $  9.206
 Accumulation Unit Value, End of Period                           $ 9.526  $  7.312  $  9.206   $ 10.130
 Number of Units Outstanding, End of Period                         7,447    49,709    49,736     50,739
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.948  $  6.920   $  8.852
 Accumulation Unit Value, End of Period                           $ 8.948  $  6.920  $  8.852   $  9.723
 Number of Units Outstanding, End of Period                         2,373     7,000     7,473      6,162
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.656  $  8.244   $ 10.617
 Accumulation Unit Value, End of Period                           $ 9.656  $  8.244  $ 10.617   $ 11.907
 Number of Units Outstanding, End of Period                        15,650    55,252    66,972     69,173
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  7.694  $  6.973   $  8.692
 Accumulation Unit Value, End of Period                           $ 7.694  $  6.973  $  8.692   $  9.316
 Number of Units Outstanding, End of Period                        11,886    28,418    57,287     26,938
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.597  $  8.641   $ 10.187
 Accumulation Unit Value, End of Period                           $ 9.597  $  8.641  $ 10.187   $ 11.034
 Number of Units Outstanding, End of Period                        11,722    38,298    40,683     37,223
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account (2)
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.389  $ 10.698   $ 11.311
 Accumulation Unit Value, End of Period                           $10.389  $ 10.698  $ 11.311   $ 11.627
 Number of Units Outstanding, End of Period                        83,474   208,916   184,067    120,227
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.906  $  4.940   $  7.762
 Accumulation Unit Value, End of Period                           $ 8.906  $  4.940  $  7.762   $  7.848
 Number of Units Outstanding, End of Period                         6,671    16,149    26,762     22,736
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.247  $ 10.406   $ 10.381
 Accumulation Unit Value, End of Period                           $10.247  $ 10.406  $ 10.381   $ 10.274
 Number of Units Outstanding, End of Period                        32,220    82,074    86,453     76,730
---------------------------------------------------------------------------------------------------------

                                 46  PROSPECTUS


Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.022  $  9.911   $  9.735
 Accumulation Unit Value, End of Period                           $10.022  $  9.911  $  9.735   $  9.582
 Number of Units Outstanding, End of Period                        59,819   142,108   178,188     41,556
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.419  $  7.125   $  8.890
 Accumulation Unit Value, End of Period                           $ 9.419  $  7.125  $  8.890   $  9.591
 Number of Units Outstanding, End of Period                        24,696    96,995   138,852    140,324
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.503  $  8.356   $ 10.290
 Accumulation Unit Value, End of Period                           $ 9.503  $  8.356  $ 10.290   $ 11.085
 Number of Units Outstanding, End of Period                        36,980    85,975    97,199     82,276
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.283  $  6.232   $  7.144
 Accumulation Unit Value, End of Period                           $ 8.283  $  6.232  $  7.144   $  8.406
 Number of Units Outstanding, End of Period                        17,626    31,085    41,878     40,647
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.736  $  8.676   $ 12.703
 Accumulation Unit Value, End of Period                           $ 9.736  $  8.676  $ 12.703   $ 15.299
 Number of Units Outstanding, End of Period                         3,571     6,324     4,688      6,847
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.604  $  6.777   $  8.282
 Accumulation Unit Value, End of Period                           $ 9.604  $  6.777  $  8.282   $  8.732
 Number of Units Outstanding, End of Period                         4,178     8,993    12,298     13,989
---------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.069  $  7.380   $  9.199
 Accumulation Unit Value, End of Period                           $ 9.069  $  7.380  $  9.199   $ 10.564
 Number of Units Outstanding, End of Period                         5,001     8,835     8,460      7,719
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.284   $ 10.102
 Accumulation Unit Value, End of Period                                 -  $  7.284  $ 10.102   $ 12.016
 Number of Units Outstanding, End of Period                             -    21,474    44,789     40,019
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.826  $  6.918   $  9.577
 Accumulation Unit Value, End of Period                           $ 9.826  $  6.918  $  9.577   $ 10.736
 Number of Units Outstanding, End of Period                        34,561   159,570   108,644     96,549
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.225  $  9.855   $ 13.349
 Accumulation Unit Value, End of Period                           $10.225  $  9.855  $ 13.349   $ 17.812
 Number of Units Outstanding, End of Period                        16,325    49,735    43,639     43,644
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -   $ 11.084
 Number of Units Outstanding, End of Period                             -         -         -     14,991
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  8.008   $ 10.245
 Accumulation Unit Value, End of Period                                 -  $  8.008  $ 10.245   $ 11.768
 Number of Units Outstanding, End of Period                             -   197,550   137,220    145,475
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.241  $  5.781   $  7.201
 Accumulation Unit Value, End of Period                           $ 9.241  $  5.781  $  7.201   $  7.540
 Number of Units Outstanding, End of Period                             0     9,693    10,484      5,962
---------------------------------------------------------------------------------------------------------

                                 47  PROSPECTUS



Van Kampen LIT Emerging Growth, Class II Sub-Account (3)
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.740  $  5.757   $  7.155
 Accumulation Unit Value, End of Period                           $ 8.740  $  5.757  $  7.155   $  7.474
 Number of Units Outstanding, End of Period                        33,708    74,725    88,587     59,538
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.206  $  6.812   $  8.631
 Accumulation Unit Value, End of Period                           $ 9.206  $  6.812  $  8.631   $  9.002
 Number of Units Outstanding, End of Period                        13,272    48,520    49,580     45,718
---------------------------------------------------------------------------------------------------------
AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.804  $  5.945   $  7.632
 Accumulation Unit Value, End of Period                           $ 8.804  $  5.945  $  7.632   $  8.080
 Number of Units Outstanding, End of Period                         6,555    19,461    20,458     11,023
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -   $ 10.776
 Number of Units Outstanding, End of Period                             -         -         -         41
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.339  $  6.371   $  7.795
 Accumulation Unit Value, End of Period                           $ 9.339  $  6.371  $  7.795   $  8.066
 Number of Units Outstanding, End of Period                        48,549    78,201    83,551     64,729
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.101  $  6.386   $  8.416
 Accumulation Unit Value, End of Period                           $ 9.101  $  6.386  $  8.416   $  9.429
 Number of Units Outstanding, End of Period                         1,281    20,135    27,475     27,853
---------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.490  $  7.217   $  9.332
 Accumulation Unit Value, End of Period                           $ 9.490  $  7.217  $  9.332   $ 10.153
 Number of Units Outstanding, End of Period                        73,305   169,183   165,403    155,011
---------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account(4)
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.288  $  6.283   $  7.583
 Accumulation Unit Value, End of Period                           $ 9.288  $  6.283  $  7.583   $  8.037
 Number of Units Outstanding, End of Period                        17,059    36,076    52,980     45,259
---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -   $ 10.651
 Number of Units Outstanding, End of Period                             -         -         -        772
---------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -   $ 11.194
 Number of Units Outstanding, End of Period                             -         -         -     27,077
---------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -   $ 10.906
 Number of Units Outstanding, End of Period                             -         -         -      5,220
---------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                                 -         -         -   $ 11.472
 Number of Units Outstanding, End of Period                             -         -         -      4,198
---------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.424  $  7.468   $  9.307
 Accumulation Unit Value, End of Period                           $ 9.424  $  7.468  $  9.307   $ 10.116
 Number of Units Outstanding, End of Period                        21,590    50,216    58,800     43,382
---------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.150  $  7.369   $  9.265
 Accumulation Unit Value, End of Period                           $ 9.150  $  7.369  $  9.265   $ 10.531
 Number of Units Outstanding, End of Period                        12,096    91,404    56,386     58,334
---------------------------------------------------------------------------------------------------------

                                 48  PROSPECTUS


Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.266   $ 10.637
 Accumulation Unit Value, End of Period                                 -  $  7.266  $ 10.637   $ 13.134
 Number of Units Outstanding, End of Period                             -    83,657    52,971     40,838
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.087  $  6.531   $  7.980
 Accumulation Unit Value, End of Period                           $ 9.087  $  6.531  $  7.980   $  8.199
 Number of Units Outstanding, End of Period                        25,087    47,887    48,058     37,632
---------------------------------------------------------------------------------------------------------

*Contracts with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. All the Variable Sub-Accounts were first offered with these options on May 1, 2001 except for the Van Kampen LIT Emerging Growth, Class II Sub-Account which commenced operations May 17, 2001, and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 49  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Amount Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 50  PROSPECTUS

                       MORGAN STANLEY VARIABLE ANNUITY II
                 MORGAN STANLEY VARIABLE ANNUITY II ASSETMANAGER


Allstate Life Insurance Company                                                 Statement of Additional Information
Allstate Financial Advisors Separate Account I                                                 dated April 30, 2005
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 654-2397


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts") and the Morgan Stanley Variable Annuity II AssetManager Contracts ("AssetManager Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated April 30, 2005, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.




TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
          Incontestability
          Settlements
          Safekeeping of the Variable Account's Assets
          Premium Taxes
          Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values







ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,837,384, $30,408,546 and $25,689,897 for the Years 2002, 2003 and 2004,
respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.







SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2004 and for each of the periods in the two years then ended,


The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

                  Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The Van Kampen UIF S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Morgan Stanley VIS Information Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth,
AIM V.I. MID CAP CORE EQUITY, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31            1995       1996         1997        1998        1999
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.465
Number of Units Outstanding, End of Period                               -          -            -           -   1,122,012
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $20.070    $21.500      $26.260     $32.500     $36.593
Accumulation Unit Value, End of Period                             $21.500    $26.260      $32.500     $36.590     $35.192
Number of Units Outstanding, End of Period                         366,928  4,586,699   13,973,141  19,936,437  20,053,835
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                       $24.680    $25.860      $28.630     $38.760     $49.825
Accumulation Unit Value, End of Period                             $25.860    $28.630      $38.760     $49.830     $77.861
Number of Units Outstanding, End of Period                         215,961  2,302,720    5,454,409   7,931,260  10,374,793
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                       $18.490    $18.970      $24.300     $27.790     $33.944
Accumulation Unit Value, End of Period                             $18.970    $24.300      $27.790     $33.940     $43.185
Number of Units Outstanding, End of Period                          62,011  1,143,635    3,091,981   4,668,539   4,444,148
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $9.720
Accumulation Unit Value, End of Period                                   -          -            -      $9.720     $12.152
Number of Units Outstanding, End of Period                               -          -            -   1,965,368   2,481,411
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $11.250    $11.930      $13.820     $15.260     $16.291
Accumulation Unit Value, End of Period                             $11.930    $13.820      $15.260     $16.920     $19.115
Number of Units Outstanding, End of Period                         155,023  2,364,163    7,789,952   8,929,904   8,775,455
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                       $21.460    $21.860      $24.110     $26.580     $24.563
Accumulation Unit Value, End of Period                             $21.860    $24.110      $26.580     $24.560     $23.879
Number of Units Outstanding, End of Period                          66,987  1,462,866    8,797,892   5,304,510   4,203,079
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                             -          -      $10.000     $12.070     $12.274
Accumulation Unit Value, End of Period                                   -          -      $12.070     $12.270     $12.947
Number of Units Outstanding, End of Period                               -          -    2,024,851   3,652,211   3,133,231
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                       $11.580    $11.650      $12.070     $12.510     $10.000
Accumulation Unit Value, End of Period                             $11.650    $12.070      $12.510     $12.960     $10.056
Number of Units Outstanding, End of Period                         511,096  3,424,292    5,406,175   8,938,860     121,549




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                       $15.750    $16.370      $16.380     $17.930      $5.334
Accumulation Unit Value, End of Period                             $16.370    $16.380      $17.930     $19.200      $8.730
Number of Units Outstanding, End of Period                         142,004  1,095,796    3,843,253   5,109,593   4,058,485
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $19.200
Accumulation Unit Value, End of Period                                   -          -            -           -     $18.101
Number of Units Outstanding, End of Period                               -          -            -           -   5,167,349
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                       $16.490    $16.920      $19.170     $21.480     $11.117
Accumulation Unit Value, End of Period                             $16.920    $19.170      $21.480     $26.780     $13.170
Number of Units Outstanding, End of Period                          91,983    903,817    3,529,096           -   6,209,831
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000     $26.783
Accumulation Unit Value, End of Period                                   -          -            -     $11.120     $30.968
Number of Units Outstanding, End of Period                               -          -            -   2,003,301   6,559,093
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                       $16.970    $18.000      $19.270     $24.140     $29.438
Accumulation Unit Value, End of Period                             $18.000    $19.270      $24.140     $29.440     $32.693
Number of Units Outstanding, End of Period                         165,046    822,723    1,753,743   3,510,503   4,016,659
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $7.095
Accumulation Unit Value, End of Period                                   -          -            -      $7.095     $13.679
Number of Units Outstanding, End of Period                               -          -            -      94,600     689,216
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000     $10.094
Accumulation Unit Value, End of Period                                   -          -            -     $10.094     $13.869
Number of Units Outstanding, End of Period                               -          -            -   1,530,819   2,952,648
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $9.780
Accumulation Unit Value, End of Period                                   -          -            -      $9.780     $12.063
Number of Units Outstanding, End of Period                               -          -            -     170,897     416,818
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $9.054
Accumulation Unit Value, End of Period                                   -          -            -      $9.054      $8.790
Number of Units Outstanding, End of Period                               -          -            -      80,782     194,964
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000     $11.985
Accumulation Unit Value, End of Period                                   -          -            -     $11.985     $24.135
Number of Units Outstanding, End of Period                               -          -            -     402,082   2,522,689
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -




For the Period Beginning January 1* and Ending December 31                     2000        2001         2002       2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $14.465     $14.005       $9.871     $7.528     $9.350
Accumulation Unit Value, End of Period                                      $14.005      $9.871       $7.528     $9.350    $10.384
Number of Units Outstanding, End of Period                                4,013,767   2,725,210    1,948,166  1,714,271  1,361,018
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $35.192     $36.516      $34.106    $27.551    $34.717
Accumulation Unit Value, End of Period                                      $36.516     $34.106      $27.551    $34.717    $37.102
Number of Units Outstanding, End of Period                               14,630,929  12,948,190   10,489,433  8,870,731  7,047,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $77.861     $67.245      $48.450    $37.610    $45.509
Accumulation Unit Value, End of Period                                      $67.245     $48.450      $37.610    $45.509    $49.838
Number of Units Outstanding, End of Period                               10,575,220   8,138,160    6,331,379  5,231,139  4,131,819
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $43.185     $40.461      $32.784    $25.402    $32.295
Accumulation Unit Value, End of Period                                      $40.461     $32.784      $25.402    $32.295    $35.874
Number of Units Outstanding, End of Period                                4,301,593   3,317,658    2,548,744  2,066,923  1,686,266
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $12.152      $9.893       $7.473     $5.830     $7.532
Accumulation Unit Value, End of Period                                       $9.893      $7.473       $5.830     $7.532     $8.352
Number of Units Outstanding, End of Period                                2,978,593   2,262,652    1,684,270  1,459,745  1,190,435
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $19.115     $18.366      $16.964    $14.622    $19.028
Accumulation Unit Value, End of Period                                      $18.366     $16.964      $14.622    $19.028    $21.548
Number of Units Outstanding, End of Period                                6,909,685   5,770,297    4,777,066  4,093,574  3,493,723
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $23.879     $15.948      $10.409     $9.524    $11.987
Accumulation Unit Value, End of Period                                      $15.948     $10.409       $9.524    $11.987    $12.973
Number of Units Outstanding, End of Period                                2,849,935   2,178,760    1,675,719  1,699,286  1,377,197
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $12.947     $12.780      $12.881    $11.722    $13.957
Accumulation Unit Value, End of Period                                      $12.780     $12.881      $11.722    $13.957    $15.260
Number of Units Outstanding, End of Period                                2,229,410   2,367,507    2,012,059  1,733,127  1,464,501
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000      $9.290       $5.228     $2.932     $4.653
Accumulation Unit Value, End of Period                                       $9.290      $5.228       $2.932     $4.653     $4.747
Number of Units Outstanding, End of Period                                  112,286     362,163      308,812    422,868    354,452
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.056     $10.490      $11.029    $11.307    $11.389
Accumulation Unit Value, End of Period                                      $10.490     $11.029      $11.307    $11.389    $11.382
Number of Units Outstanding, End of Period                                  243,983     822,746    2,600,397  1,967,285  1,658,557
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $13.390     $13.989      $14.320    $14.299    $14.183
Accumulation Unit Value, End of Period                                      $13.989     $14.320      $14.299    $14.183    $14.096
Number of Units Outstanding, End of Period                                8,280,928  11,669,438   10,573,509  5,773,240  3,746,714




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $18.101     $19.815      $21.390    $22.238    $23.762
Accumulation Unit Value, End of Period                                      $19.815     $21.390      $22.238    $23.762    $24.637
Number of Units Outstanding, End of Period                                4,441,671   5,113,210    5,001,207  4,034,766  3,076,944
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $13.170     $11.760      $10.169     $7.766     $9.784
Accumulation Unit Value, End of Period                                      $11.760     $10.169       $7.766     $9.784    $10.661
Number of Units Outstanding, End of Period                                7,535,806   6,817,073    5,971,731  5,882,954  5,142,081
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $30.968     $31.017      $27.448    $24.370    $30.314
Accumulation Unit Value, End of Period                                      $31.017     $27.448      $24.370    $30.314    $32.968
Number of Units Outstanding, End of Period                                6,719,790   5,764,581    4,631,326  3,912,134  3,178,632
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $32.693     $33.193      $24.282    $18.455    $21.337
Accumulation Unit Value, End of Period                                      $33.193     $24.282      $18.455    $21.337    $25.367
Number of Units Outstanding, End of Period                                4,175,987   3,506,974    2,659,431  2,213,596  1,799,377
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $13.679      $8.194       $7.549     $6.776     $9.993
Accumulation Unit Value, End of Period                                       $8.194      $7.549       $6.776     $9.993    $12.122
Number of Units Outstanding, End of Period                                  884,729     695,767      746,143    765,582    752,985
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $13.869     $12.061      $10.087     $7.169     $8.825
Accumulation Unit Value, End of Period                                      $12.061     $10.087       $7.169     $8.825     $9.371
Number of Units Outstanding, End of Period                                4,201,929   3,084,036    2,467,852  2,198,775  1,827,817
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $12.063     $10.410       $8.278     $6.785     $8.518
Accumulation Unit Value, End of Period                                      $10.410      $8.278       $6.785     $8.518     $9.852
Number of Units Outstanding, End of Period                                  713,739     651,537      580,876    710,369    673,859
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -     $10.000      $12.092     $7.319    $10.224
Accumulation Unit Value, End of Period                                            -     $12.092       $7.319    $10.224    $12.250
Number of Units Outstanding, End of Period                                        -           -       82,841    474,262    571,267
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000     $10.234       $9.765     $6.925     $9.656
Accumulation Unit Value, End of Period                                      $10.234      $9.765       $6.925     $9.656    $10.902
Number of Units Outstanding, End of Period                                  119,091   1,367,293    1,483,690  1,742,730  1,679,162
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                 $8.790     $11.197      $12.117    $11.764    $16.049
Accumulation Unit Value, End of Period                                      $11.197     $12.117      $11.764    $16.049    $21.569
Number of Units Outstanding, End of Period                                  526,895     613,092      812,682    712,547    610,706
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $11.138
Number of Units Outstanding, End of Period                                        -           -            -          -     40,008
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                      -           -      $10.000     $8.059    $10.402
Accumulation Unit Value, End of Period                                            -           -       $8.059    $10.402    $12.069
Number of Units Outstanding, End of Period                                        -           -      882,878  2,134,435  3,144,760
VAN KAMPEN LIT EMERGING GROWTH (Class I)
Accumulation Unit Value, Beginning of Period                                $10.000     $21.368      $14.422     $9.594    $12.038
Accumulation Unit Value, End of Period                                      $21.368     $14.422       $9.594    $12.038    $12.695
Number of Units Outstanding, End of Period                                5,404,064   4,150,641    2,831,762  2,449,383  1,901,939
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $14.447      $8.317       $6.287     $4.686     $5.980
Accumulation Unit Value, End of Period                                       $8.317      $6.287       $4.686     $5.980     $6.282
Number of Units Outstanding, End of Period                                  403,019     510,155      511,129    524,081    534,172
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $14.447      $7.337       $4.779     $3.250     $4.203
Accumulation Unit Value, End of Period                                       $7.337      $4.779       $3.250     $4.203     $4.482
Number of Units Outstanding, End of Period                                  222,089     246,997      246,181    451,472    413,635
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $10.829
Number of Units Outstanding, End of Period                                        -           -            -          -     60,758
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $14.447      $7.994       $6.886     $4.732     $5.832
Accumulation Unit Value, End of Period                                       $7.994      $6.886       $4.732     $5.832     $6.078
Number of Units Outstanding, End of Period                                  867,766   1,317,408    1,091,493    879,147    686,372
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $14.447      $8.138       $6.121     $4.326     $5.742
Accumulation Unit Value, End of Period                                       $8.138      $6.121       $4.326     $5.742     $6.480
Number of Units Outstanding, End of Period                                  253,019     457,425      353,529    743,523    923,315
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $14.447     $10.755      $10.612     $8.128    $10.586
Accumulation Unit Value, End of Period                                      $10.755     $10.612       $8.128    $10.586    $11.601
Number of Units Outstanding, End of Period                                  756,656   3,317,724    2,563,335  2,741,141  2,504,349
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $14.447      $7.854       $6.392     $4.355     $5.294
Accumulation Unit Value, End of Period                                       $7.854      $6.392       $4.355     $5.294     $5.652
Number of Units Outstanding, End of Period                                1,370,194   1,117,648      953,511  1,039,818    867,095





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $10.703
Number of Units Outstanding, End of Period                                        -           -            -          -     16,340
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $11.249
Number of Units Outstanding, End of Period                                        -           -            -          -    136,380
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -          -
Accumulation Unit Value, End of Period                                            -           -            -          -          -
Number of Units Outstanding, End of Period                                        -           -            -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $10.960
Number of Units Outstanding, End of Period                                        -           -            -          -    128,383
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $11.528
Number of Units Outstanding, End of Period                                        -           -            -          -     97,324
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000     $10.791       $9.952     $7.944     $9.970
Accumulation Unit Value, End of Period                                      $10.791      $9.952       $7.944     $9.970    $10.915
Number of Units Outstanding, End of Period                                  220,718     458,634      597,267    552,457    457,153
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000      $9.076       $7.098     $5.758     $7.292
Accumulation Unit Value, End of Period                                       $9.076      $7.098       $5.758     $7.292     $8.349
Number of Units Outstanding, End of Period                                  562,467     605,965      777,124    775,816    811,538
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                      -           -      $10.000     $7.301    $10.766
Accumulation Unit Value, End of Period                                            -           -       $7.301    $10.766    $13.389
Number of Units Outstanding, End of Period                                        -           -      232,446    298,655    218,058
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000      $8.118       $6.206     $4.492     $5.529
Accumulation Unit Value, End of Period                                       $8.118      $6.206       $4.492     $5.529     $5.722
Number of Units Outstanding, End of Period                                  786,759     864,153      888,918    894,868    771,536



*Contracts with the with the Enhanced Death Benefit, The Performance Income
Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT
COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION






For the Period Beginning January 1* and Ending December 31                       1998         1999       2000       2001       2002
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.454    $13.980     $9.842
Accumulation Unit Value, End of Period                                              -      $14.454    $13.980     $9.842     $7.497
Number of Units Outstanding, End of Period                                          -      458,487  1,751,421  1,396,166  1,100,322
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $32.096      $36.031    $34.614    $35.877    $33.471
Accumulation Unit Value, End of Period                                        $36.031      $34.614    $35.877    $33.471    $27.009
Number of Units Outstanding, End of Period                                    528,141    1,434,477  1,488,899  1,469,841  1,236,385
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                  $38.177      $49.060    $76.581    $55.067    $47.549
Accumulation Unit Value, End of Period                                        $49.060      $76.581    $55.067    $47.549    $36.870
Number of Units Outstanding, End of Period                                    221,631      950,293  1,396,798  1,180,919    963,009
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                  $27.627      $33.452    $42.510    $39.785    $32.201
Accumulation Unit Value, End of Period                                        $33.452      $42.510    $39.785    $32.201    $24.923
Number of Units Outstanding, End of Period                                    175,357      392,050    635,143    508,808    439,161
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                  $10.000       $9.714    $12.130     $9.864     $7.443
Accumulation Unit Value, End of Period                                         $9.714      $12.130     $9.864     $7.443     $5.801
Number of Units Outstanding, End of Period                                    178,762      489,657    810,537    635,032    477,241
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $15.193      $16.794    $18.951    $18.188    $16.781
Accumulation Unit Value, End of Period                                        $16.794      $18.951    $18.188    $16.781    $14.449
Number of Units Outstanding, End of Period                                    156,429      488,336    611,375    578,485    527,173
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                  $26.463      $24.176    $23.477    $15.662    $10.211
Accumulation Unit Value, End of Period                                        $24.176      $23.477    $15.662    $10.211     $9.333
Number of Units Outstanding, End of Period                                    137,884      290,136    271,440    263,472    232,640
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                  $12.036      $12.248    $12.906    $12.725    $12.812
Accumulation Unit Value, End of Period                                        $12.240      $12.906    $12.725    $12.812    $11.646
Number of Units Outstanding, End of Period                                    164,457      270,771    228,558    316,173    279,620
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000     $9.289     $5.222
Accumulation Unit Value, End of Period                                              -            -     $9.289     $5.222     $2.925
Number of Units Outstanding, End of Period                                          -            -     36,971    122,546     70,068
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $10.049    $10.470    $10.996
Accumulation Unit Value, End of Period                                              -      $10.049    $10.470    $10.996    $11.262
Number of Units Outstanding, End of Period                                          -       34,947     68,599    186,207    615,331
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                  $12.355      $12.766    $13.166    $13.743    $14.053
Accumulation Unit Value, End of Period                                        $12.760   6  $13.166    $13.743    $14.053    $14.016
Number of Units Outstanding, End of Period                                    673,034    1,263,421  1,085,418  1,927,404  1,869,783




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                  $17.841      $18.906    $17.804    $19.468    $20.992
Accumulation Unit Value, End of Period                                        $18.906      $17.804    $19.468    $20.992    $21.801
Number of Units Outstanding, End of Period                                    169,761      328,139    388,445    744,296    815,016
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                  $10.000      $11.110    $13.146    $11.727    $10.128
Accumulation Unit Value, End of Period                                        $11.110      $13.146    $11.727    $10.128     $7.727
Number of Units Outstanding, End of Period                                    283,511    1,877,442  2,621,084  2,479,435  2,143,724
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                  $21.497      $26.371    $30.459    $30.474    $26.937
Accumulation Unit Value, End of Period                                        $26.371      $30.459    $30.474    $26.937    $23.891
Number of Units Outstanding, End of Period                                    472,816    1,004,838  1,334,894  1,250,916  1,089,895
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                  $23.622      $28.985    $32.155    $32.612    $23.831
Accumulation Unit Value, End of Period                                        $28.985      $32.155    $32.612    $23.831    $18.091
Number of Units Outstanding, End of Period                                    159,860      340,744    558,866    503,281    375,148
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000       $7.089    $13.584     $8.169     $7.518
Accumulation Unit Value, End of Period                                         $7.089      $13.584     $8.169     $7.518     $6.740
Number of Units Outstanding, End of Period                                     19,500      210,592    449,505    318,648    299,268
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000      $10.370    $13.842    $12.024    $10.045
Accumulation Unit Value, End of Period                                        $10.370      $13.842    $12.024    $10.045     $7.132
Number of Units Outstanding, End of Period                                    154,201      495,861    915,909    789,440    671,758
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                  $10.000       $9.771    $12.040    $10.378     $8.243
Accumulation Unit Value, End of Period                                         $9.771      $12.040    $10.378     $8.243     $6.749
Number of Units Outstanding, End of Period                                     31,933      172,588    359,209    352,646    307,511
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                        -            -          -          -    $10.000
Accumulation Unit Value, End of Period                                              -            -          -          -     $7.314
Number of Units Outstanding, End of Period                                          -            -          -          -     23,737
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000    $10.226     $9.747
Accumulation Unit Value, End of Period                                              -            -    $10.226     $9.747     $6.905
Number of Units Outstanding, End of Period                                          -            -     67,804    439,613    525,390
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                  $10.000       $9.048     $8.774    $11.165    $12.069
Accumulation Unit Value, End of Period                                         $9.048       $8.774    $11.165    $12.069    $11.704
Number of Units Outstanding, End of Period                                     37,193       93,827    165,007    258,530    241,081
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                        -            -          -          -    $10.000
Accumulation Unit Value, End of Period                                              -            -          -                $8.053
Number of Units Outstanding, End of Period                                          -            -          -          -    167,424
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000      $12.590    $24.088    $21.302    $14.362
Accumulation Unit Value, End of Period                                        $12.590      $24.088    $21.302    $14.362     $9.543
Number of Units Outstanding, End of Period                                     82,427      818,855  2,158,492  1,771,972  1,377,228
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $8.311     $6.275
Accumulation Unit Value, End of Period                                              -      $14.447     $8.311     $6.275     $4.672
Number of Units Outstanding, End of Period                                          -            -    252,723    284,246    271,424
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $7.331     $4.770
Accumulation Unit Value, End of Period                                              -      $14.447     $7.331     $4.770     $3.241
Number of Units Outstanding, End of Period                                          -            -    112,625    178,606    181,910
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $7.988     $6.874
Accumulation Unit Value, End of Period                                              -      $14.447     $7.988     $6.874     $4.718
Number of Units Outstanding, End of Period                                          -            -    510,446    651,404    532,387
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $8.132     $6.110
Accumulation Unit Value, End of Period                                              -      $14.447     $8.132     $6.110     $4.314
Number of Units Outstanding, End of Period                                          -            -    145,135    131,345    168,550
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447    $10.747    $10.592
Accumulation Unit Value, End of Period                                              -      $14.447    $10.747    $10.592     $8.104
Number of Units Outstanding, End of Period                                          -            -    282,835    876,470    874,921
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                        -       $10.00     $14.45      $7.85      $6.38
Accumulation Unit Value, End of Period                                              -       $14.45      $7.85      $6.38      $4.34
Number of Units Outstanding, End of Period                                          -            -    505,325    463,774    386,342





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $10.783     $9.934     $9.034
Accumulation Unit Value, End of Period                                              -      $10.783     $9.934     $9.034     $7.920
Number of Units Outstanding, End of Period                                          -            -     86,919    148,690    180,981
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000     $9.069     $7.085
Accumulation Unit Value, End of Period                                              -            -     $9.069     $7.085     $5.741
Number of Units Outstanding, End of Period                                          -            -    430,045    555,094    563,131
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                        -            -          -          -    $10.000
Accumulation Unit Value, End of Period                                              -            -          -          -     $7.296
Number of Units Outstanding, End of Period                                          -            -          -          -     88,462
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000     $8.112     $6.195
Accumulation Unit Value, End of Period                                              -            -     $8.112     $6.195     $4.479
Number of Units Outstanding, End of Period                                          -            -    361,221    386,861    361,566



For the Period Beginning January 1* and Ending December 31                                                2003          2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                            $7.497        $9.302
Accumulation Unit Value, End of Period                                                                  $9.302       $10.319
Number of Units Outstanding, End of Period                                                             936,114       786,828
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                           $27.009       $33.997
Accumulation Unit Value, End of Period                                                                 $33.997       $36.292
Number of Units Outstanding, End of Period                                                           1,146,502     1,026,499
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                           $36.870       $44.564
Accumulation Unit Value, End of Period                                                                 $44.564       $48.750
Number of Units Outstanding, End of Period                                                             862,396       708,400
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                                           $24.923       $31.651
Accumulation Unit Value, End of Period                                                                 $31.651       $35.120
Number of Units Outstanding, End of Period                                                             389,513       334,106
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                            $5.801        $7.486
Accumulation Unit Value, End of Period                                                                  $7.486        $8.292
Number of Units Outstanding, End of Period                                                             416,584       324,955
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                           $14.449       $18.782
Accumulation Unit Value, End of Period                                                                 $18.782       $21.246
Number of Units Outstanding, End of Period                                                             499,186       511,112
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                            $9.333       $11.733
Accumulation Unit Value, End of Period                                                                 $11.733       $12.685
Number of Units Outstanding, End of Period                                                             238,029       217,455
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                           $11.646       $13.851
Accumulation Unit Value, End of Period                                                                 $13.851       $15.127
Number of Units Outstanding, End of Period                                                             294,943       252,681
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                            $2.925        $4.637
Accumulation Unit Value, End of Period                                                                  $4.637        $4.725
Number of Units Outstanding, End of Period                                                             204,186       157,244
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                           $11.262       $11.331
Accumulation Unit Value, End of Period                                                                 $11.331       $11.311
Number of Units Outstanding, End of Period                                                             677,384       549,730
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $14.016       $13.887
Accumulation Unit Value, End of Period                                                                 $13.887       $13.787
Number of Units Outstanding, End of Period                                                           1,023,409       713,532




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                                           $21.801       $23.269
Accumulation Unit Value, End of Period                                                                 $23.269       $24.099
Number of Units Outstanding, End of Period                                                             706,544       598,113
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                            $7.727        $9.724
Accumulation Unit Value, End of Period                                                                  $9.724       $10.584
Number of Units Outstanding, End of Period                                                           1,923,322     1,699,726
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                           $23.891       $29.685
Accumulation Unit Value, End of Period                                                                 $29.685       $32.248
Number of Units Outstanding, End of Period                                                             988,019       831,106
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                           $18.091       $20.894
Accumulation Unit Value, End of Period                                                                 $20.894       $24.813
Number of Units Outstanding, End of Period                                                             325,600       298,991
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                            $6.740        $9.930
Accumulation Unit Value, End of Period                                                                  $9.930       $10.859
Number of Units Outstanding, End of Period                                                             287,030       195,077
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            $7.132        $8.769
Accumulation Unit Value, End of Period                                                                  $8.769        $9.302
Number of Units Outstanding, End of Period                                                             622,830       541,735
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                            $6.749        $8.464
Accumulation Unit Value, End of Period                                                                  $8.464        $9.779
Number of Units Outstanding, End of Period                                                             294,087       323,407
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                            $7.314       $10.205
Accumulation Unit Value, End of Period                                                                 $10.205       $12.214
Number of Units Outstanding, End of Period                                                             143,566       163,930
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            $6.905        $9.617
Accumulation Unit Value, End of Period                                                                  $9.617       $10.847
Number of Units Outstanding, End of Period                                                             576,286       667,647
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                           $11.704       $15.950
Accumulation Unit Value, End of Period                                                                 $15.950       $21.413
Number of Units Outstanding, End of Period                                                             241,022       228,234
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $11.130
Number of Units Outstanding, End of Period                                                                   -        20,987
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                            $8.053       $10.383
Accumulation Unit Value, End of Period                                                                 $10.383       $12.034
Number of Units Outstanding, End of Period                                                             432,096       867,838
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                            $9.543       $11.961
Accumulation Unit Value, End of Period                                                                 $11.961       $12.601
Number of Units Outstanding, End of Period                                                           1,216,620       992,268
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                            $4.672        $5.955
Accumulation Unit Value, End of Period                                                                  $5.955         6.250
Number of Units Outstanding, End of Period                                                             271,052       236,279
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                            $3.241        $4.186
Accumulation Unit Value, End of Period                                                                  $4.186        $4.459
Number of Units Outstanding, End of Period                                                             303,529       302,250
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $10.821
Number of Units Outstanding, End of Period                                                                   -        47,583
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                            $4.718        $5.808
Accumulation Unit Value, End of Period                                                                  $5.808        $6.047
Number of Units Outstanding, End of Period                                                             425,090       289,808
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                            $4.314        $5.719
Accumulation Unit Value, End of Period                                                                  $5.719        $6.447
Number of Units Outstanding, End of Period                                                             198,533       291,146
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                            $8.104       $10.543
Accumulation Unit Value, End of Period                                                                 $10.543       $11.541
Number of Units Outstanding, End of Period                                                             953,732       954,974
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                                             $4.34        $5.273
Accumulation Unit Value, End of Period                                                                  $5.273        $5.623
Number of Units Outstanding, End of Period                                                             290,112       229,089





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $10.695
Number of Units Outstanding, End of Period                                                                   -        11,017
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $11.240
Number of Units Outstanding, End of Period                                                                   -       134,298
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -             -
Accumulation Unit Value, End of Period                                                                       -             -
Number of Units Outstanding, End of Period                                                                   -             -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $10.952
Number of Units Outstanding, End of Period                                                                   -        56,369
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $11.519
Number of Units Outstanding, End of Period                                                                   -        48,500
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                            $7.920        $9.930
Accumulation Unit Value, End of Period                                                                  $9.930       $10.859
Number of Units Outstanding, End of Period                                                             211,577       195,077
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                            $5.741        $7.263
Accumulation Unit Value, End of Period                                                                  $7.263        $8.306
Number of Units Outstanding, End of Period                                                             532,300       482,357
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                            $7.296       $10.746
Accumulation Unit Value, End of Period                                                                 $10.746       $13.349
Number of Units Outstanding, End of Period                                                              92,387        62,877
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                            $4.479        $5.507
Accumulation Unit Value, End of Period                                                                  $5.507        $5.693
Number of Units Outstanding, End of Period                                                             334,698       293,046




*Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT   SINCE  THE  CONTRACTS  WERE  FIRST OFFERED  WITH  INCOME
BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.210   $6.480   $4.933   $6.117
Accumulation Unit Value, End of Period                                            $9.210   $6.480   $4.933   $6.117   $6.782
Number of Units Outstanding, End of Period                                             0    1,833      650    7,209    6,437
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.423   $9.718   $7.837   $9.859
Accumulation Unit Value, End of Period                                           $10.423   $9.718   $7.837   $9.859  $10.518
Number of Units Outstanding, End of Period                                             0   24,417   25,783   27,423   23,818
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.271   $6.669   $5.168   $6.242
Accumulation Unit Value, End of Period                                            $9.271   $6.669   $5.168   $6.242   $6.825
Number of Units Outstanding, End of Period                                             0   23,789   34,036   47,044   39,820
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.330   $8.356   $6.464   $8.204
Accumulation Unit Value, End of Period                                           $10.330   $8.356   $6.464   $8.204   $9.097
Number of Units Outstanding, End of Period                                             0   11,431   16,926   13,718   13,149
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.051   $6.826   $5.316   $6.857
Accumulation Unit Value, End of Period                                            $9.051   $6.826   $5.316   $6.857   $7.590
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.283   $9.482   $8.159  $10.600
Accumulation Unit Value, End of Period                                           $10.283   $9.482   $8.159  $10.600  $11.983
Number of Units Outstanding, End of Period                                             0    1,963    3,173    4,465    3,981
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.358   $5.446   $4.975   $6.251
Accumulation Unit Value, End of Period                                            $8.358   $5.446   $4.975   $6.251   $6.753
Number of Units Outstanding, End of Period                                             0   12,725   13,026   13,666   13,010
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.024  $10.253   $9.163  $10.891
Accumulation Unit Value, End of Period                                           $10.024  $10.253   $9.163  $10.891  $11.887
Number of Units Outstanding, End of Period                                             0        0      175      376      375
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.288   $5.258   $2.921   $4.628
Accumulation Unit Value, End of Period                                            $9.288   $5.258   $2.921   $4.628   $4.714
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.090  $10.591  $10.840  $10.900
Accumulation Unit Value, End of Period                                           $10.090  $10.591  $10.840  $10.900  $10.874
Number of Units Outstanding, End of Period                                             0    1,106    2,815    2,843    2,901
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.069  $10.290  $10.257  $10.156
Accumulation Unit Value, End of Period                                           $10.069  $10.290  $10.257  $10.156  $10.077
Number of Units Outstanding, End of Period                                             0    8,224   17,127    7,756    7,785




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401  $11.209  $11.633  $12.409
Accumulation Unit Value, End of Period                                           $10.401  $11.209  $11.633  $12.409  $12.844
Number of Units Outstanding, End of Period                                             0    2,626    4,355    6,819    5,892
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.212   $7.951   $6.063   $7.625
Accumulation Unit Value, End of Period                                            $9.212   $7.951   $6.063   $7.625   $8.294
Number of Units Outstanding, End of Period                                             0    3,772    3,969    4,645    7,558
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.576   $8.459   $7.498   $9.311
Accumulation Unit Value, End of Period                                            $9.576   $8.459   $7.498   $9.311  $10.109
Number of Units Outstanding, End of Period                                             0   31,531   33,650   33,598   32,956
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.022   $7.319   $5.553   $6.410
Accumulation Unit Value, End of Period                                           $10.022   $7.319   $5.553   $6.410   $7.608
Number of Units Outstanding, End of Period                                             0   11,476    8,429    8,593    8,357
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.387   $7.315   $6.913  $10.178
Accumulation Unit Value, End of Period                                            $8.387   $7.315   $6.913  $10.178  $12.326
Number of Units Outstanding, End of Period                                             0        0      292    1,366      641
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.585   $7.168   $5.086   $6.250
Accumulation Unit Value, End of Period                                            $8.585   $7.168   $5.086   $6.250   $6.625
Number of Units Outstanding, End of Period                                             0      596      955    1,405      645
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $8.405   $6.390   $8.009
Accumulation Unit Value, End of Period                                            $9.838   $8.405   $6.390   $8.009   $9.247
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.311  $10.195
Accumulation Unit Value, End of Period                                                 -        -   $7.311  $10.195  $12.194
Number of Units Outstanding, End of Period                                             -        -        0    3,751    3,731
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.834   $9.368   $6.632   $9.231
Accumulation Unit Value, End of Period                                            $9.834   $9.368   $6.632   $9.231  $10.405
Number of Units Outstanding, End of Period                                             0      334    4,187   10,642    9,776
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.749  $11.987  $11.255  $15.329
Accumulation Unit Value, End of Period                                           $10.749  $11.987  $11.255  $15.329  $20.567
Number of Units Outstanding, End of Period                                             0        0       71      108      197
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.125
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.050  $10.373
Accumulation Unit Value, End of Period                                                 -        -   $8.050  $10.373  $12.015
Number of Units Outstanding, End of Period                                             -        -      130    2,942    8,123
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.112   $5.466   $3.630   $4.547
Accumulation Unit Value, End of Period                                            $8.112   $5.466   $3.630   $4.547   $4.787
Number of Units Outstanding, End of Period                                             0      946    3,710    4,155    3,682
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.237   $6.215   $4.625   $5.892
Accumulation Unit Value, End of Period                                            $8.237   $6.215   $4.625   $5.892   $6.179
Number of Units Outstanding, End of Period                                             0      184      220    6,481    6,448
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.319   $5.793   $3.673   $4.741
Accumulation Unit Value, End of Period                                            $8.319   $5.793   $3.673   $4.741   $5.048
Number of Units Outstanding, End of Period                                             0        0        0    5,102    4,986
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.816
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.407   $8.315   $5.550   $6.828
Accumulation Unit Value, End of Period                                            $9.407   $8.315   $5.550   $6.828   $7.104
Number of Units Outstanding, End of Period                                             0        0        0    3,561    3,542
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.859   $6.810   $4.694   $6.220
Accumulation Unit Value, End of Period                                            $8.859   $6.815   $4.694   $6.220   $7.007
Number of Units Outstanding, End of Period                                             0        0        0      294      293
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.941   $9.793   $7.488   $9.736
Accumulation Unit Value, End of Period                                            $9.941   $9.793   $7.488   $9.736  $10.651
Number of Units Outstanding, End of Period                                             0    4,956    8,612    7,484    7,442
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.835   $7.178   $4.883   $5.926
Accumulation Unit Value, End of Period                                            $8.835   $7.178   $4.883   $5.926   $6.315
Number of Units Outstanding, End of Period                                             0      428      427      159      158





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.691
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.236
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.947
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.515
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.074   $9.275   $7.391   $9.260
Accumulation Unit Value, End of Period                                           $10.074   $9.275   $7.391   $9.260  $10.121
Number of Units Outstanding, End of Period                                             0        0      163        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.942   $7.763   $6.287   $7.948
Accumulation Unit Value, End of Period                                            $9.942   $7.763   $6.287   $7.948   $9.084
Number of Units Outstanding, End of Period                                             0      597    3,292    2,930    2,871
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.293  $10.735
Accumulation Unit Value, End of Period                                                 -        -   $7.293  $10.735  $13.328
Number of Units Outstanding, End of Period                                             -        -       95       94       94
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $7.661   $6.714   $4.852   $5.962
Accumulation Unit Value, End of Period                                            $7.661   $6.714   $4.852   $5.962   $6.159
Number of Units Outstanding, End of Period                                             0      509      627      588      593






*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE  CONTRACTS  WERE FIRST
OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.210   $6.465   $4.912   $6.079
Accumulation Unit Value, End of Period                                            $9.210   $6.465   $4.912   $6.079   $6.726
Number of Units Outstanding, End of Period                                         2,135   21,622   30,043   32,007   28,468
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.420   $9.696   $7.803   $9.797
Accumulation Unit Value, End of Period                                           $10.420   $9.696   $7.803   $9.797  $10.431
Number of Units Outstanding, End of Period                                        17,411  162,997  228,110  293,361  227,838
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.270   $6.653   $5.146   $6.203
Accumulation Unit Value, End of Period                                            $9.270   $6.653   $5.146   $6.203   $6.768
Number of Units Outstanding, End of Period                                        44,843  275,064  364,305  420,656  310,095
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.333   $8.337   $6.436   $8.152
Accumulation Unit Value, End of Period                                           $10.333   $8.337   $6.436   $8.152   $9.022
Number of Units Outstanding, End of Period                                         8,533   69,755   93,851  113,318   85,785
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.050   $6.810   $5.293   $6.813
Accumulation Unit Value, End of Period                                            $9.050   $6.810   $5.293   $6.813   $7.527
Number of Units Outstanding, End of Period                                             0    7,009   10,650   19,978   19,644
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.280   $9.460   $8.124  $10.533
Accumulation Unit Value, End of Period                                           $10.280   $9.460   $8.124  $10.533  $11.884
Number of Units Outstanding, End of Period                                         5,147   37,562   64,609   93,369  102,733
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.360   $5.434   $4.954   $6.211
Accumulation Unit Value, End of Period                                            $8.360   $5.434   $4.954   $6.211   $6.698
Number of Units Outstanding, End of Period                                         3,234   18,175   14,611   29,408   23,913
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.063   $9.247   $9.123  $10.823
Accumulation Unit Value, End of Period                                           $10.063   $9.247   $9.123  $10.823  $11.789
Number of Units Outstanding, End of Period                                             0    6,190    8,977   18,815   14,185
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $5.206   $4.120   $2.908   $4.599
Accumulation Unit Value, End of Period                                            $5.206   $4.120   $2.908   $4.599   $4.675
Number of Units Outstanding, End of Period                                             0    3,938    3,771    4,815    7,230
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.088  $10.566  $10.793  $10.832
Accumulation Unit Value, End of Period                                           $10.088  $10.566  $10.793  $10.832  $10.784
Number of Units Outstanding, End of Period                                             0      565   36,300   63,057   42,187
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.070  $10.266  $10.213  $10.092
Accumulation Unit Value, End of Period                                           $10.070  $10.266  $10.213  $10.092   $9.993
Number of Units Outstanding, End of Period                                         4,189   34,948  144,203   53,703   39,662




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400  $11.183  $11.583  $12.331
Accumulation Unit Value, End of Period                                           $10.400  $11.183  $11.583  $12.331  $12.738
Number of Units Outstanding, End of Period                                         6,003   39,929   65,507   85,873   78,891
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.210   $7.933   $6.037   $7.577
Accumulation Unit Value, End of Period                                            $9.210   $7.933   $6.037   $7.577   $8.226
Number of Units Outstanding, End of Period                                        19,728   62,351   94,444  144,901  122,419
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.573   $8.440   $7.466   $9.252
Accumulation Unit Value, End of Period                                            $9.573   $8.440   $7.466   $9.252  $10.025
Number of Units Outstanding, End of Period                                           314   64,590  279,760  298,815  182,549
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.021   $7.303   $5.529   $6.370
Accumulation Unit Value, End of Period                                           $10.021   $7.303   $5.529   $6.370   $7.545
Number of Units Outstanding, End of Period                                         1,268   57,623   67,816   66,227   49,683
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.387   $7.697   $6.884  $10.114
Accumulation Unit Value, End of Period                                            $8.387   $7.697   $6.884  $10.114  $12.224
Number of Units Outstanding, End of Period                                             0      391    3,280    3,756    7,978
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.584   $7.151   $5.064   $6.210
Accumulation Unit Value, End of Period                                            $8.584   $7.151   $5.064   $6.210   $6.571
Number of Units Outstanding, End of Period                                           721   16,825   24,796   38,524   37,045
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.836   $7.791   $6.362   $7.958
Accumulation Unit Value, End of Period                                            $9.836   $7.791   $6.362   $7.958   $9.171
Number of Units Outstanding, End of Period                                             0      516    1,624    2,830    5,834
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.301  $10.161
Accumulation Unit Value, End of Period                                                 -        -   $7.301  $10.161  $12.129
Number of Units Outstanding, End of Period                                             -        -   13,040   22,868   18,936
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.832   $9.346   $6.604   $9.173
Accumulation Unit Value, End of Period                                            $9.832   $9.346   $6.604   $9.173  $10.319
Number of Units Outstanding, End of Period                                             0   16,142   30,234   47,180   50,117
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.747  $11.586  $11.207  $15.233
Accumulation Unit Value, End of Period                                           $10.747  $11.586  $11.207  $15.233  $20.397
Number of Units Outstanding, End of Period                                             0    2,387   13,890   20,305   15,512
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.110
Number of Units Outstanding, End of Period                                             -        -        -        -      411
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.039  $10.338
Accumulation Unit Value, End of Period                                                 -        -   $8.039  $10.338  $11.951
Number of Units Outstanding, End of Period                                             -        -   17,868   55,677   71,853
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.110   $5.453   $3.614   $4.518
Accumulation Unit Value, End of Period                                            $8.110   $5.453   $3.614   $4.518   $4.747
Number of Units Outstanding, End of Period                                         6,591   72,989   78,885   93,400   63,359
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.233   $6.201   $4.605   $5.855
Accumulation Unit Value, End of Period                                            $8.233   $6.201   $4.605   $5.855   $6.128
Number of Units Outstanding, End of Period                                             0    6,247   12,799   19,664   25,056
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.317   $5.397   $3.657   $4.712
Accumulation Unit Value, End of Period                                            $8.317   $5.397   $3.657   $4.712   $5.006
Number of Units Outstanding, End of Period                                             0       61      114    5,417    5,318
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.802
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.406   $8.072   $5.526   $6.785
Accumulation Unit Value, End of Period                                            $9.406   $8.072   $5.526   $6.785   $7.046
Number of Units Outstanding, End of Period                                             0    2,372    6,588    8,143    7,881
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.858   $6.637   $4.674   $6.181
Accumulation Unit Value, End of Period                                            $8.858   $6.637   $4.674   $6.181   $6.949
Number of Units Outstanding, End of Period                                             0    6,281    1,597    5,809   16,717
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.940   $9.770   $7.456   $9.675
Accumulation Unit Value, End of Period                                            $9.940   $9.770   $7.456   $9.675  $10.563
Number of Units Outstanding, End of Period                                             0   33,844   55,529   68,144   50,289
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.830   $7.162   $4.862   $5.888
Accumulation Unit Value, End of Period                                            $8.830   $7.162   $4.862   $5.888   $6.263
Number of Units Outstanding, End of Period                                           661    3,489    9,508    9,233    9,211





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.677
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.220
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.932
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.499
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $9.253   $7.359   $9.202
Accumulation Unit Value, End of Period                                           $10.072   $9.253   $7.359   $9.202  $10.037
Number of Units Outstanding, End of Period                                             0    1,873    8,929   11,895    9,242
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.940   $7.745   $6.260   $7.898
Accumulation Unit Value, End of Period                                            $9.940   $7.745   $6.260   $7.898   $9.009
Number of Units Outstanding, End of Period                                             0    6,602   17,401   16,442   16,766
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.283  $10.700
Accumulation Unit Value, End of Period                                                 -        -   $7.283  $10.700  $13.257
Number of Units Outstanding, End of Period                                             -        -    2,826    2,713    1,717
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $7.659   $6.699   $4.831   $5.924
Accumulation Unit Value, End of Period                                            $7.659   $6.699   $4.831   $5.924   $6.108
Number of Units Outstanding, End of Period                                             0    3,663    6,287    6,437    4,767




*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning June 1* and Ending December 31                                            2002       2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.823   $10.927
Accumulation Unit Value, End of Period                                                           $8.823    $10.927   $12.099
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.532   $10.719
Accumulation Unit Value, End of Period                                                           $8.532    $10.719   $11.421
Number of Units Outstanding, End of Period                                                            0        541       520
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.737   $10.540
Accumulation Unit Value, End of Period                                                           $8.737    $10.540   $11.508
Number of Units Outstanding, End of Period                                                            0      1,488     1,430
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.304   $10.526
Accumulation Unit Value, End of Period                                                           $8.304    $10.526   $11.657
Number of Units Outstanding, End of Period                                                            0        549       548
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.584   $11.057
Accumulation Unit Value, End of Period                                                           $8.584    $11.057   $12.224
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.611   $11.172
Accumulation Unit Value, End of Period                                                           $8.611    $11.172   $12.614
Number of Units Outstanding, End of Period                                                            0      1,219     1,178
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.625   $12.077
Accumulation Unit Value, End of Period                                                           $9.625    $12.077   $13.032
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.379   $11.134
Accumulation Unit Value, End of Period                                                           $9.379    $11.134   $12.137
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.060   $14.336
Accumulation Unit Value, End of Period                                                           $9.060    $14.336   $14.582
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.142   $10.185
Accumulation Unit Value, End of Period                                                          $10.142    $10.185   $10.148
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.972    $9.861
Accumulation Unit Value, End of Period                                                           $9.972     $9.861    $9.771
Number of Units Outstanding, End of Period                                                            0          0         0




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.415   $11.095
Accumulation Unit Value, End of Period                                                          $10.415    $11.095   $11.470
Number of Units Outstanding, End of Period                                                            0        403       424
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.065   $11.386
Accumulation Unit Value, End of Period                                                           $9.065    $11.386   $12.370
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.435   $11.701
Accumulation Unit Value, End of Period                                                           $9.435    $11.701    12.687
Number of Units Outstanding, End of Period                                                            0      1,991     1,947
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.337   $10.763
Accumulation Unit Value, End of Period                                                           $9.337    $10.763   $12.758
Number of Units Outstanding, End of Period                                                            0        627       602
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.882   $13.059
Accumulation Unit Value, End of Period                                                           $8.882    $13.059   $15.794
Number of Units Outstanding, End of Period                                                            0        122       116
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.919   $10.946
Accumulation Unit Value, End of Period                                                           $8.919    $10.946   $11.589
Number of Units Outstanding, End of Period                                                            0        473       473
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.432   $10.554
Accumulation Unit Value, End of Period                                                           $8.432    $10.554   $12.171
Number of Units Outstanding, End of Period                                                            0          0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.683   $12.092
Accumulation Unit Value, End of Period                                                           $8.683    $12.092   $14.445
Number of Units Outstanding, End of Period                                                            0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.855   $12.310
Accumulation Unit Value, End of Period                                                           $8.855    $12.310   $13.857
Number of Units Outstanding, End of Period                                                            0        251       256
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.930   $12.147
Accumulation Unit Value, End of Period                                                           $8.930    $12.147   $16.276
Number of Units Outstanding, End of Period                                                            0        125       109
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $11.116
Number of Units Outstanding, End of Period                                                            -          -         0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.119   $11.735
Accumulation Unit Value, End of Period                                                           $9.119    $11.735   $13.575
Number of Units Outstanding, End of Period                                                            0        402       386
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.379   $10.482
Accumulation Unit Value, End of Period                                                           $8.379    $10.482   $11.022
Number of Units Outstanding, End of Period                                                            0        238       238
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.021   $11.479
Accumulation Unit Value, End of Period                                                           $9.021    $11.479   $12.023
Number of Units Outstanding, End of Period                                                            0          0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.910   $11.487
Accumulation Unit Value, End of Period                                                           $8.910    $11.487   $12.213
Number of Units Outstanding, End of Period                                                            0          0         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $10.807
Number of Units Outstanding, End of Period                                                            -          -         0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.972   $11.024
Accumulation Unit Value, End of Period                                                           $8.972    $11.024   $11.454
Number of Units Outstanding, End of Period                                                            0      1,048     1,023
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.003   $11.913
Accumulation Unit Value, End of Period                                                           $9.003    $11.913   $13.404
Number of Units Outstanding, End of Period                                                            0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.059   $11.764
Accumulation Unit Value, End of Period                                                           $9.059    $11.764   $12.853
Number of Units Outstanding, End of Period                                                            0        713       686
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.939   $10.833
Accumulation Unit Value, End of Period                                                           $8.939    $10.833   $11.530
Number of Units Outstanding, End of Period                                                            0          0         0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $10.682
Number of Units Outstanding, End of Period                                                            -          -         0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $11.226
Number of Units Outstanding, End of Period                                                            -          -         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -         -
Accumulation Unit Value, End of Period                                                                -          -         -
Number of Units Outstanding, End of Period                                                            -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $10.938
Number of Units Outstanding, End of Period                                                            -          -         0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $11.504
Number of Units Outstanding, End of Period                                                            -          -         0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.994   $11.255
Accumulation Unit Value, End of Period                                                           $8.994    $11.255   $12.285
Number of Units Outstanding, End of Period                                                            0      1,212     1,195
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.497   $10.729
Accumulation Unit Value, End of Period                                                           $8.497    $10.729   $12.247
Number of Units Outstanding, End of Period                                                            0          0         0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.034   $11.811
Accumulation Unit Value, End of Period                                                           $8.034    $11.811   $14.645
Number of Units Outstanding, End of Period                                                            0          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.981   $11.021
Accumulation Unit Value, End of Period                                                           $8.981    $11.021   $11.371
Number of Units Outstanding, End of Period                                                            0          0         0




..


*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.135   $5.437   $6.748
Accumulation Unit Value, End of Period                                           $10.130   $7.135   $5.437   $6.748   $7.489
Number of Units Outstanding, End of Period                                             0   12,656   12,653   12,649    5,903
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.496   $9.796   $7.908   $9.958
Accumulation Unit Value, End of Period                                           $10.496   $9.796   $7.908   $9.958  $10.634
Number of Units Outstanding, End of Period                                             0   55,801   65,323   53,149   42,195
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.292   $5.657   $6.840
Accumulation Unit Value, End of Period                                           $10.128   $7.292   $5.657   $6.840   $7.486
Number of Units Outstanding, End of Period                                             0  109,861  109,820   93,305   64,110
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.422   $6.521   $8.285
Accumulation Unit Value, End of Period                                           $10.401   $8.422   $6.521   $8.285   $9.196
Number of Units Outstanding, End of Period                                             0   15,831   17,262   19,778   11,690
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $7.450   $5.808   $7.499
Accumulation Unit Value, End of Period                                            $9.869   $7.450   $5.808   $7.499   $8.309
Number of Units Outstanding, End of Period                                             0        0    4,767    4,766    4,765
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.525   $8.204  $10.669
Accumulation Unit Value, End of Period                                           $10.320   $9.525   $8.204  $10.669  $12.074
Number of Units Outstanding, End of Period                                             0    7,798    7,793   11,703    3,941
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.543   $6.224   $5.691   $7.158
Accumulation Unit Value, End of Period                                            $9.543   $6.224   $5.691   $7.158   $7.741
Number of Units Outstanding, End of Period                                             0    9,421    8,884    7,761      696
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.278  $10.352   $9.414  $11.201
Accumulation Unit Value, End of Period                                           $10.278  $10.352   $9.414  $11.201  $12.237
Number of Units Outstanding, End of Period                                             0    2,625      238      238      237
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.435   $3.023   $4.795
Accumulation Unit Value, End of Period                                            $9.593   $5.435   $3.023   $4.795   $4.888
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.515  $10.773  $10.844
Accumulation Unit Value, End of Period                                           $10.010  $10.515  $10.773  $10.844  $10.829
Number of Units Outstanding, End of Period                                             0    1,041      841    1,001        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.247  $10.225  $10.135
Accumulation Unit Value, End of Period                                           $10.017  $10.247  $10.225  $10.135  $10.065
Number of Units Outstanding, End of Period                                             0   22,571   29,440   19,771   13,483




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.807  $11.228  $11.989
Accumulation Unit Value, End of Period                                           $10.018  $10.807  $11.228  $11.989  $12.421
Number of Units Outstanding, End of Period                                             0   34,608   24,930   24,246   21,972
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.979   $8.622   $6.581   $8.284
Accumulation Unit Value, End of Period                                            $9.979   $8.622   $6.581   $8.284   $9.021
Number of Units Outstanding, End of Period                                             0    7,168    8,291   12,326   12,307
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.907   $7.902   $9.823
Accumulation Unit Value, End of Period                                           $10.072   $8.907   $7.902   $9.823  $10.675
Number of Units Outstanding, End of Period                                             0   38,063   25,869   20,237   16,794
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.140   $7.413   $5.630   $6.504
Accumulation Unit Value, End of Period                                           $10.140   $7.413   $5.630   $6.504   $7.728
Number of Units Outstanding, End of Period                                             0   38,052   34,088   33,975   17,973
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.781   $7.877  $11.608
Accumulation Unit Value, End of Period                                            $9.538   $8.781   $7.877  $11.608  $14.072
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.215   $5.835   $7.177
Accumulation Unit Value, End of Period                                            $9.829   $8.215   $5.835   $7.177   $7.616
Number of Units Outstanding, End of Period                                             0   10,841   10,836   14,407   10,827
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.104   $6.638   $8.328
Accumulation Unit Value, End of Period                                           $10.199   $8.104   $6.638   $8.328   $9.626
Number of Units Outstanding, End of Period                                             0    1,531    1,557    1,483        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.316  $10.212
Accumulation Unit Value, End of Period                                                 -        -   $7.316  $10.212  $12.227
Number of Units Outstanding, End of Period                                             -        -    1,281    2,965    2,964
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.841   $6.974   $9.717
Accumulation Unit Value, End of Period                                           $10.320   $9.841   $6.974   $9.717  $10.964
Number of Units Outstanding, End of Period                                             0    2,487    2,457    2,439    2,416
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $10.842  $10.519  $14.340
Accumulation Unit Value, End of Period                                           $10.025  $10.842  $10.519  $14.340  $19.259
Number of Units Outstanding, End of Period                                             0      195      332      331      331
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.133
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.055  $10.390
Accumulation Unit Value, End of Period                                                 -        -   $8.055  $10.390  $12.047
Number of Units Outstanding, End of Period                                             -        -    6,585    6,583    4,292
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.839   $6.636   $4.411   $5.531
Accumulation Unit Value, End of Period                                            $9.839   $6.636   $4.411   $5.531   $5.829
Number of Units Outstanding, End of Period                                             0    9,781    9,938    9,901    7,304
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.896   $7.601   $5.567   $7.099
Accumulation Unit Value, End of Period                                            $9.896   $7.601   $5.567   $7.099   $7.453
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.451   $4.385   $5.666
Accumulation Unit Value, End of Period                                            $9.911   $6.451   $4.385   $5.666   $6.038
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.824
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.745   $6.005   $7.396
Accumulation Unit Value, End of Period                                           $10.159   $8.745   $6.005   $7.396   $7.702
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.928   $7.642   $5.271   $6.991
Accumulation Unit Value, End of Period                                            $9.928   $7.642   $5.271   $6.991   $7.883
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.214   $7.818  $10.175
Accumulation Unit Value, End of Period                                           $10.359  $10.214   $7.818  $10.175  $11.143
Number of Units Outstanding, End of Period                                             0   15,086    5,823    8,822    6,961
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.808   $8.110   $5.431   $6.597
Accumulation Unit Value, End of Period                                            $9.808   $8.110   $5.431   $6.597   $7.038
Number of Units Outstanding, End of Period                                             0        0   15,221   19,513    4,292





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.698
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.243
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.955
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.522
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.226   $9.424   $7.517   $9.428
Accumulation Unit Value, End of Period                                           $10.226   $9.424   $7.517   $9.428  $10.315
Number of Units Outstanding, End of Period                                             0    2,533    2,440    2,353    1,973
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.063   $6.536   $8.272
Accumulation Unit Value, End of Period                                           $10.316   $8.063   $6.536   $8.272   $9.464
Number of Units Outstanding, End of Period                                             0    1,298    1,297    1,297    1,297
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.298  $10.753
Accumulation Unit Value, End of Period                                                 -        -   $7.298  $10.753  $13.364
Number of Units Outstanding, End of Period                                             -        -    2,080    2,080        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.818   $7.561   $5.469   $6.727
Accumulation Unit Value, End of Period                                            $9.818   $7.561   $5.469   $6.727   $6.956
Number of Units Outstanding, End of Period                                             0    1,587    1,690    1,643      540



*Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME
BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.125   $5.423   $6.722
Accumulation Unit Value, End of Period                                           $10.130   $7.125   $5.423   $6.722   $7.450
Number of Units Outstanding, End of Period                                             0    6,584    5,568    5,625    3,083
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.783   $7.887   $9.918
Accumulation Unit Value, End of Period                                           $10.495   $9.783   $7.887   $9.918  $10.578
Number of Units Outstanding, End of Period                                         5,188  152,030  136,698  111,771  108,879
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.283   $5.642   $6.813
Accumulation Unit Value, End of Period                                           $10.128   $7.283   $5.642   $6.813   $7.446
Number of Units Outstanding, End of Period                                         4,354  170,453  269,947  102,699   88,503
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.410   $6.504   $8.252
Accumulation Unit Value, End of Period                                           $10.401   $8.410   $6.504   $8.252   $9.148
Number of Units Outstanding, End of Period                                             0   74,523   64,578   53,393   52,538
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $7.440   $5.793   $7.469
Accumulation Unit Value, End of Period                                            $9.869   $7.440   $5.793   $7.469   $8.266
Number of Units Outstanding, End of Period                                             0    6,087    4,292    4,290    4,288
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.512   $8.183  $10.627
Accumulation Unit Value, End of Period                                           $10.319   $9.512   $8.183  $10.627  $12.011
Number of Units Outstanding, End of Period                                         1,060   41,357   37,187   17,868   18,470
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $6.216   $5.676   $7.129
Accumulation Unit Value, End of Period                                            $9.542   $6.216   $5.676   $7.129   $7.701
Number of Units Outstanding, End of Period                                         2,053    7,045    9,732    8,393    4,611
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.338   $9.389  $11.156
Accumulation Unit Value, End of Period                                           $10.277  $10.338   $9.389  $11.156  $12.173
Number of Units Outstanding, End of Period                                         9,373    6,147    6,205   14,829   17,568
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.388   $3.015   $4.776
Accumulation Unit Value, End of Period                                            $9.593   $5.388   $3.015   $4.776   $4.863
Number of Units Outstanding, End of Period                                             0   16,803   16,513        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.501  $10.745  $10.801
Accumulation Unit Value, End of Period                                           $10.007  $10.501  $10.745  $10.801  $10.772
Number of Units Outstanding, End of Period                                             0       92      18,   23,668   23,264
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.233  $10.198  $10.095
Accumulation Unit Value, End of Period                                           $10.017  $10.233  $10.198  $10.095  $10.013
Number of Units Outstanding, End of Period                                             0   15,344    8,807    9,148    8,613




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.793  $11.198  $11.941
Accumulation Unit Value, End of Period                                           $10.018  $10.793  $11.198  $11.941  $12.356
Number of Units Outstanding, End of Period                                        14,084   36,716   30,753   13,698   13,464
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.979   $8.611   $6.563   $8.252
Accumulation Unit Value, End of Period                                            $9.979   $8.611   $6.563   $8.252   $8.974
Number of Units Outstanding, End of Period                                             0   30,583   27,663   22,062   16,280
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.895   $7.882   $9.784
Accumulation Unit Value, End of Period                                           $10.072   $8.895   $7.882   $9.784  $10.620
Number of Units Outstanding, End of Period                                        11,272   33,660   38,904   35,686   34,358
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.403   $5.615   $6.479
Accumulation Unit Value, End of Period                                           $10.139   $7.403   $5.615   $6.479   $7.687
Number of Units Outstanding, End of Period                                         6,965   39,374   33,686   33,095   30,664
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.770   $7.856  $11.562
Accumulation Unit Value, End of Period                                            $9.538   $8.770   $7.856  $11.562  $13.998
Number of Units Outstanding, End                                                       0   10,484    7,309    3,758    8,221
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.204   $5.819   $7.149
Accumulation Unit Value, End of Period                                            $9.829   $8.204   $5.819   $7.149   $7.576
Number of Units Outstanding, End of Period                                         1,183   26,681   23,623   23,389   18,921
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.093   $6.620   $8.295
Accumulation Unit Value, End of Period                                           $10.199   $8.093   $6.620   $8.295   $9.575
Number of Units Outstanding, End of Period                                             0    4,053    5,540    5,205    5,870
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.310  $10.190
Accumulation Unit Value, End of Period                                                 -        -   $7.310  $10.190  $12.184
Number of Units Outstanding, End of Period                                             -        -        0        0    1,978
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.834   $6.955   $9.679
Accumulation Unit Value, End of Period                                           $10.320   $9.834   $6.955   $9.679  $10.906
Number of Units Outstanding, End of Period                                             0    4,883   11,310   15,104   20,531
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $10.827  $10.491  $14.284
Accumulation Unit Value, End of Period                                           $10.025  $10.827  $10.491  $14.284  $19.158
Number of Units Outstanding, End of Period                                         5,505    3,542    5,026    2,575    2,484
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.123
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.048  $10.367
Accumulation Unit Value, End of Period                                                 -        -   $8.048  $10.367  $12.005
Number of Units Outstanding, End of Period                                             -        -    4,570    8,888   21,797
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.627   $4.400   $5.509
Accumulation Unit Value, End of Period                                            $9.838   $6.627   $4.400   $5.509   $5.799
Number of Units Outstanding, End of Period                                           463   20,768   17,731   18,911    8,543
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.896   $7.464   $5.552   $7.072
Accumulation Unit Value, End of Period                                            $9.896   $7.464   $5.552   $7.072   $7.414
Number of Units Outstanding, End of Period                                             0    5,678    1,987    5,057    4,603
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.443   $4.373   $5.644
Accumulation Unit Value, End of Period                                            $9.911   $6.443   $4.373   $5.644   $6.006
Number of Units Outstanding, End of Period                                             0    1,327       74       74       74
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.814
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.734   $5.989   $7.367
Accumulation Unit Value, End of Period                                           $10.159   $8.734   $5.989   $7.367   $7.662
Number of Units Outstanding, End of Period                                             0    6,178      763      763      762
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.928   $7.453   $5.257   $6.963
Accumulation Unit Value, End of Period                                            $9.928   $7.453   $5.257   $6.963   $7.842
Number of Units Outstanding, End of Period                                             0    1,080        0        0    9,707
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.201   $7.797  $10.135
Accumulation Unit Value, End of Period                                           $10.359  $10.201   $7.797  $10.135  $11.085
Number of Units Outstanding, End of Period                                             0   23,723   15,277   35,028   41,146
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.808   $7.965   $5.417   $6.571
Accumulation Unit Value, End of Period                                            $9.808   $7.965   $5.417   $6.571   $7.001
Number of Units Outstanding, End of Period                                             0    2,592    1,096    1,096    1,095





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.689
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.233
Number of Units Outstanding, End of Period                                             -        -        -        -    2,579
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.945
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.512
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.226   $9.411   $7.497   $9.391
Accumulation Unit Value, End of Period                                           $10.226   $9.411   $7.497   $9.391  $10.261
Number of Units Outstanding, End of Period                                             0      920        0    4,769    4,613
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.052   $6.519   $8.239
Accumulation Unit Value, End of Period                                           $10.316   $8.052   $6.519   $8.239   $9.414
Number of Units Outstanding, End of Period                                             0    2,054      320      320      319
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.292  $10.730
Accumulation Unit Value, End of Period                                                 -        -   $7.292  $10.730  $13.317
Number of Units Outstanding, End of Period                                             -        -      275      275      275
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.818   $7.551   $5.455   $6.700
Accumulation Unit Value, End of Period                                            $9.818   $7.551   $5.455   $6.700   $6.920
Number of Units Outstanding, End of Period                                             0    1,684      724   13,649   17,816




*Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced
Death Benefit, the Performance Income Benefit, or the Performance Death Benefit
Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit
Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH
BENEFIT COMBINATION OPTION




For the Period Beginning January 1* and Ending December 31                       2000      2001     2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.129   $7.117    $5.410    $6.699
Accumulation Unit Value, End of Period                                        $10.129    $7.117   $5.410    $6.699    $7.417
Number of Units Outstanding, End of Period                                          0    25,339   27,103    28,266    26,075
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.496   $9.772    $7.869    $9.885
Accumulation Unit Value, End of Period                                        $10.496    $9.772   $7.869    $9.885   $10.532
Number of Units Outstanding, End of Period                                          0    82,875   92,065   126,141    97,863
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.128   $7.274    $5.629    $6.790
Accumulation Unit Value, End of Period                                        $10.128    $7.274   $5.629    $6.790    $7.413
Number of Units Outstanding, End of Period                                          0   139,672  149,747   114,285    86,778
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.401   $8.401    $6.489    $8.225
Accumulation Unit Value, End of Period                                        $10.401    $8.401   $6.489    $8.225    $9.108
Number of Units Outstanding, End of Period                                          0    40,707   53,867    27,866    19,440
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.869   $7.431    $5.780    $7.444
Accumulation Unit Value, End of Period                                         $9.869    $7.431   $5.780    $7.444    $8.229
Number of Units Outstanding, End of Period                                          0    18,778    4,312     4,190     3,085
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.319   $9.501    $8.164   $10.592
Accumulation Unit Value, End of Period                                        $10.319    $9.501   $8.164   $10.592   $11.957
Number of Units Outstanding, End of Period                                          0    23,606   34,121    51,184    48,062
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.542   $6.209    $5.663    $7.106
Accumulation Unit Value, End of Period                                         $9.542    $6.209   $5.663    $7.106    $7.666
Number of Units Outstanding, End of Period                                          0     2,570    5,380     6,300     4,535
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.277  $10.326    $9.368   $11.119
Accumulation Unit Value, End of Period                                        $10.277   $10.326   $9.368   $11.119   $12.119
Number of Units Outstanding, End of Period                                          0        11   30,977    21,311    18,924
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.593   $5.382    $3.008    $4.760
Accumulation Unit Value, End of Period                                         $9.593    $5.382   $3.008    $4.760    $4.841
Number of Units Outstanding, End of Period                                          0       369    5,877     4,779     1,714
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.010  $10.489   $10.721   $10.765
Accumulation Unit Value, End of Period                                        $10.010   $10.489  $10.721   $10.765   $10.725
Number of Units Outstanding, End of Period                                          0     4,863   16,691     4,921     1,129
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.017  $10.222   $10.175   $10.061
Accumulation Unit Value, End of Period                                        $10.017   $10.222  $10.175   $10.061    $9.968
Number of Units Outstanding, End of Period                                          0    42,162   23,643    18,215     7,858




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.018  $10.780   $11.173   $11.902
Accumulation Unit Value, End of Period                                        $10.018   $10.780  $11.173   $11.902   $12.302
Number of Units Outstanding, End of Period                                          0    46,655   20,623    17,910    16,913
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.978   $8.601    $6.549    $8.224
Accumulation Unit Value, End of Period                                         $9.978    $8.601   $6.549    $8.224    $8.934
Number of Units Outstanding, End of Period                                          0    42,471   27,039    16,303    12,033
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.072   $8.885    $7.864    $9.752
Accumulation Unit Value, End of Period                                        $10.072    $8.885   $7.864    $9.752   $10.572
Number of Units Outstanding, End of Period                                          0    67,992   60,627    47,003    37,597
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.139   $7.394    $5.602    $6.457
Accumulation Unit Value, End of Period                                        $10.139    $7.394   $5.602    $6.457    $7.653
Number of Units Outstanding, End of Period                                          0    33,478   26,391    47,205    37,897
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.538   $8.760    $7.838   $11.524
Accumulation Unit Value, End of Period                                         $9.538    $8.760   $7.838   $11.524   $13.936
Number of Units Outstanding, End of Period                                          0     6,110    5,442     5,563     4,008
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.829   $8.194    $5.806    $7.125
Accumulation Unit Value, End of Period                                         $9.829    $8.194   $5.806    $7.125    $7.542
Number of Units Outstanding, End of Period                                          0    27,025    9,582     8,958     6,500
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.199   $8.084    $6.606    $8.267
Accumulation Unit Value, End of Period                                        $10.199    $8.084   $6.606    $8.267    $9.533
Number of Units Outstanding, End of Period                                          0     3,255    3,203     1,719     2,270
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                        -         -  $10.000    $7.304   $10.171
Accumulation Unit Value, End of Period                                              -         -   $7.304   $10.171   $12.149
Number of Units Outstanding, End of Period                                          -         -      160     1,909     7,342
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.320   $9.816    $6.940    $9.646
Accumulation Unit Value, End of Period                                        $10.320    $9.816   $6.940    $9.646   $10.858
Number of Units Outstanding, End of Period                                          0     5,227    7,785    12,229    12,204
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.025  $10.815   $10.467   $14.236
Accumulation Unit Value, End of Period                                        $10.025   $10.815  $10.467   $14.236   $19.073
Number of Units Outstanding, End of Period                                          0     2,973    7,607    16,619    12,940
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $11.115
Number of Units Outstanding, End of Period                                          -         -        -         -         0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                        -         -  $10.000    $8.043   $10.348
Accumulation Unit Value, End of Period                                              -         -   $8.043   $10.348   $11.970
Number of Units Outstanding, End of Period                                          -         -    6,510    19,932    19,541
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.838   $6.619    $4.390    $5.491
Accumulation Unit Value, End of Period                                         $9.838    $6.619   $4.390    $5.491    $5.773
Number of Units Outstanding, End of Period                                          0    29,475   41,330    15,371    12,790
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.895   $7.456    $5.540    $7.048
Accumulation Unit Value, End of Period                                         $9.895    $7.456   $5.540    $7.048    $7.382
Number of Units Outstanding, End of Period                                          0     2,415    3,758     5,875     2,400
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.911   $6.435    $4.363    $5.625
Accumulation Unit Value, End of Period                                         $9.911    $6.435   $4.363    $5.625    $5.980
Number of Units Outstanding, End of Period                                          0     1,877    2,054     5,030     2,039
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $10.806
Number of Units Outstanding, End of Period                                          -         -        -         -         0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.159   $8.724    $5.976    $7.342
Accumulation Unit Value, End of Period                                        $10.159    $8.724   $5.976    $7.342    $7.628
Number of Units Outstanding, End of Period                                          0    13,177    8,868     7,625     6,949
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.927   $7.444    $5.245    $6.940
Accumulation Unit Value, End of Period                                         $9.927    $7.444   $5.245    $6.940    $7.807
Number of Units Outstanding, End of Period                                          0     3,249    2,288     4,861     2,297
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.359  $10.189    $7.780   $10.101
Accumulation Unit Value, End of Period                                        $10.359   $10.189   $7.780   $10.101   $11.036
Number of Units Outstanding, End of Period                                          0    24,208   35,560    40,357    16,427
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.808   $7.956    $5.405    $6.549
Accumulation Unit Value, End of Period                                         $9.808    $7.956   $5.405    $6.549    $6.970
Number of Units Outstanding, End of Period                                          0     4,364      294    19,631       310




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $10.681
Number of Units Outstanding, End of Period                                          -         -        -         -         0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $11.225
Number of Units Outstanding, End of Period                                          -         -        -         -       506
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -         -
Accumulation Unit Value, End of Period                                              -         -        -         -         -
Number of Units Outstanding, End of Period                                          -         -        -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $10.937
Number of Units Outstanding, End of Period                                          -         -        -         -       144
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $11.504
Number of Units Outstanding, End of Period                                          -         -        -         -       141
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                   $10.00    $10.23    $9.40    $7.480    $9.360
Accumulation Unit Value, End of Period                                        $10.225    $9.400   $7.480    $9.360   $10.215
Number of Units Outstanding, End of Period                                          0     1,125    4,191     2,965     2,684
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                   $10.00   $10.316   $8.043    $6.504    $8.212
Accumulation Unit Value, End of Period                                        $10.316    $8.043   $6.504    $8.212    $9.372
Number of Units Outstanding, End of Period                                          0     3,661    2,746     2,389     1,402
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                        -         -  $10.000    $7.286   $10.710
Accumulation Unit Value, End of Period                                              -         -   $7.286   $10.710   $13.278
Number of Units Outstanding, End of Period                                          -         -    3,261     2,542       276
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                   $10.00     $9.82    $7.54    $5.443    $6.678
Accumulation Unit Value, End of Period                                         $9.817    $7.542   $5.443    $6.678    $6.889
Number of Units Outstanding, End of Period                                          0     3,758    4,247    15,540     2,945




*Contracts with the Enhanced Earnings Death Benefit Option and the Performance
Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.250   $5.404   $6.687
Accumulation Unit Value, End of Period                                           $10.129   $7.250   $5.404   $6.687   $7.399
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.765   $7.859   $9.867
Accumulation Unit Value, End of Period                                           $10.495   $9.765   $7.859   $9.867  $10.506
Number of Units Outstanding, End of Period                                             0    3,793    5,739    6,873    1,133
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.270   $5.622   $6.778
Accumulation Unit Value, End of Period                                           $10.128   $7.270   $5.622   $6.778   $7.395
Number of Units Outstanding, End of Period                                             0    5,498    9,016    9,013      788
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400   $8.396   $6.481   $8.210
Accumulation Unit Value, End of Period                                           $10.400   $8.396   $6.481   $8.210   $9.086
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.868   $8.018   $5.773   $7.431
Accumulation Unit Value, End of Period                                            $9.868   $8.018   $5.773   $7.431   $8.209
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.495   $8.155  $10.573
Accumulation Unit Value, End of Period                                           $10.319   $9.495   $8.155  $10.573  $11.929
Number of Units Outstanding, End of Period                                             0    3,784    6,045    6,044        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.541   $6.205   $5.656   $7.093
Accumulation Unit Value, End of Period                                            $9.541   $6.205   $5.656   $7.093   $7.648
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.498   $9.356  $11.099
Accumulation Unit Value, End of Period                                           $10.277  $10.498   $9.356  $11.099  $12.090
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.424   $3.005   $4.751
Accumulation Unit Value, End of Period                                            $9.593   $5.424   $3.005   $4.751   $4.829
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.313  $10.708  $10.746
Accumulation Unit Value, End of Period                                           $10.010  $10.313  $10.708  $10.746  $10.699
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.016  $10.215  $10.162  $10.043
Accumulation Unit Value, End of Period                                           $10.016  $10.215  $10.162  $10.043   $9.944
Number of Units Outstanding, End of Period                                             0   14,901        0        0        0




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.774  $11.159  $11.880
Accumulation Unit Value, End of Period                                           $10.017  $10.774  $11.159  $11.880  $12.272
Number of Units Outstanding, End of Period                                             0      506      504      503      502
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978  $10.313   $6.541   $8.209
Accumulation Unit Value, End of Period                                            $9.978  $10.313   $6.541   $8.209   $8.912
Number of Units Outstanding, End of Period                                             0        0    6,883    9,787    2,903
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.879   $7.854   $9.734
Accumulation Unit Value, End of Period                                           $10.071   $8.879   $7.854   $9.734  $10.547
Number of Units Outstanding, End of Period                                             0    4,132    6,639    6,638        0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.390   $5.595   $6.445
Accumulation Unit Value, End of Period                                           $10.139   $7.390   $5.595   $6.445   $7.635
Number of Units Outstanding, End of Period                                             0        0        0        0        0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.537   $8.307   $7.829  $11.503
Accumulation Unit Value, End of Period                                            $9.537   $8.307   $7.829  $11.503  $13.902
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.828   $8.231   $5.799   $7.112
Accumulation Unit Value, End of Period                                            $9.828   $8.231   $5.799   $7.112   $7.524
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.198   $8.702   $6.597   $8.252
Accumulation Unit Value, End of Period                                           $10.198   $8.702   $6.597   $8.252   $9.510
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.301  $10.161
Accumulation Unit Value, End of Period                                                 -        -   $7.301  $10.161  $12.129
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.935   $6.931   $9.629
Accumulation Unit Value, End of Period                                           $10.319   $9.935   $6.931   $9.629  $10.832
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.164  $10.454  $14.210
Accumulation Unit Value, End of Period                                           $10.025  $11.164  $10.454  $14.210  $19.027
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.110
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.039  $10.338
Accumulation Unit Value, End of Period                                                 -        -   $8.039  $10.338  $11.951
Number of Units Outstanding, End of Period                                             -        -        0    1,579    1,578
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.976   $4.384   $5.481
Accumulation Unit Value, End of Period                                            $9.838   $6.976   $4.384   $5.481   $5.759
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.586   $5.533   $7.035
Accumulation Unit Value, End of Period                                            $9.895   $7.586   $5.533   $7.035   $7.364
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.892   $4.358   $5.615
Accumulation Unit Value, End of Period                                            $9.911   $6.892   $4.358   $5.615   $5.965
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.802
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.967   $5.968   $7.329
Accumulation Unit Value, End of Period                                           $10.158   $8.967   $5.968   $7.329   $7.610
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.626   $5.239   $6.927
Accumulation Unit Value, End of Period                                            $9.927   $7.626   $5.239   $6.927   $7.788
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.358  $10.183   $7.770  $10.083
Accumulation Unit Value, End of Period                                           $10.358  $10.183   $7.770  $10.083  $11.009
Number of Units Outstanding, End of Period                                             0        0        0        0
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $8.093   $5.398   $6.537
Accumulation Unit Value, End of Period                                            $9.807   $8.093   $5.398   $6.537   $6.953
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.677
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.220
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.932
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.499
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.840   $7.471   $9.343
Accumulation Unit Value, End of Period                                           $10.225   $9.840   $7.471   $9.343  $10.190
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.160   $8.510   $6.496   $8.197
Accumulation Unit Value, End of Period                                           $10.160   $8.510   $6.496   $8.197   $9.350
Number of Units Outstanding, End of Period                                             0        0        0    2,272    2,271
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.283  $10.700
Accumulation Unit Value, End of Period                                                 -        -   $7.283  $10.700  $13.257
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.972   $5.436   $6.666
Accumulation Unit Value, End of Period                                            $9.817   $7.972   $5.436   $6.666   $6.873
Number of Units Outstanding, End of Period                                             0        0        0        0        0





*Contracts with the Enhanced Earnings Death Benefit Option and the Income
Benefit Combination Option 2 were first offered under the Contracts on December
6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page
A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST OFFERED WITH THE LONGEVITY
REWARD RIDER



For the Period Beginning January 1* and Ending December 31                    2000       2001       2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $9.695     $6.847    $5.232    $6.511
Accumulation Unit Value, End of Period                                      $9.695     $6.847     $5.232    $6.511    $7.246
Number of Units Outstanding, End of Period                                  72,420     69,330     78,923    57,670    57,150
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000    $10.702    $10.016    $8.107   $10.236
Accumulation Unit Value, End of Period                                     $10.702    $10.016     $8.107   $10.236   $10.961
Number of Units Outstanding, End of Period                                 996,619  1,735,966  2,069,193 1,985,789 1,878,483
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $9.543     $6.890    $5.359    $6.497
Accumulation Unit Value, End of Period                                      $9.543     $6.890     $5.359    $6.497    $7.130
Number of Units Outstanding, End of Period                               1,289,081  1,905,766  2,177,746 2,098,413 2,025,062
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                               $10.000     $9.208     $7.476    $5.805    $7.394
Accumulation Unit Value, End of Period                                      $9.208     $7.476     $5.805    $7.394    $8.230
Number of Units Outstanding, End of Period                                 434,294    649,898    776,990   738,423   713,485
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $10.000     $8.434     $6.383    $4.990    $6.460
Accumulation Unit Value, End of Period                                      $8.434     $6.383     $4.990    $6.460    $7.178
Number of Units Outstanding, End of Period                                  36,893     26,764     40,415    41,645    72,052
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $9.951     $9.209    $7.954   $10.372
Accumulation Unit Value, End of Period                                      $9.951     $9.209     $7.954   $10.372   $11.769
Number of Units Outstanding, End of Period                                 220,380    383,696    500,284   543,582   608,087
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $10.000     $6.956     $4.550    $4.171    $5.260
Accumulation Unit Value, End of Period                                      $6.956     $4.550     $4.171    $5.260    $5.704
Number of Units Outstanding, End of Period                                  94,315     39,386    171,317   262,468   199,512
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                               $10.000    $10.050    $10.150    $9.255   $11.041
Accumulation Unit Value, End of Period                                     $10.050    $10.150     $9.255   $11.041   $12.096
Number of Units Outstanding, End of Period                                   9,550     56,983     58,092    91,299   109,425
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                               $10.000     $9.594     $5.240    $2.944    $4.683
Accumulation Unit Value, End of Period                                      $9.594     $5.240     $2.944    $4.683    $4.787
Number of Units Outstanding, End of Period                                       0      3,545      7,592    36,075    37,599
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                               $10.000    $10.008    $10.880   $11.178   $11.281
Accumulation Unit Value, End of Period                                     $10.008    $10.880    $11.178   $11.281   $11.296
Number of Units Outstanding, End of Period                                       0     83,420    220,576   204,283   185,724
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                               $10.000    $10.281    $10.545   $10.550   $10.486
Accumulation Unit Value, End of Period                                     $10.281    $10.545    $10.550   $10.486   $10.442
Number of Units Outstanding, End of Period                                 185,342    390,513    463,153   389,404   276,452




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                               $10.000    $10.774    $11.653   $12.140   $12.997
Accumulation Unit Value, End of Period                                     $10.774    $11.653    $12.140   $12.997   $13.503
Number of Units Outstanding, End of Period                                 374,073    908,741  1,239,228 1,200,593 1,061,043
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $10.000     $8.970     $7.771    $5.947    $7.507
Accumulation Unit Value, End of Period                                      $8.970     $7.771     $5.947    $7.507    $8.197
Number of Units Outstanding, End of Period                                  70,626     92,819    148,845   162,008   229,570
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $10.000     $9.940     $8.814    $7.841    $9.773
Accumulation Unit Value, End of Period                                      $9.940     $8.814     $7.841    $9.773   $10.650
Number of Units Outstanding, End of Period                               1,009,853  1,726,975  1,820,120 1,860,045 1,860,567
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $10.000    $10.142     $7.434    $5.661    $6.559
Accumulation Unit Value, End of Period                                     $10.142     $7.434     $5.661    $6.559    $7.813
Number of Units Outstanding, End of Period                                 781,016  1,174,451  1,139,800 1,050,788   881,636
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $6.389     $5.898    $5.304    $7.838
Accumulation Unit Value, End of Period                                      $6.389     $5.898     $5.304    $7.838    $9.527
Number of Units Outstanding, End of Period                                   4,827     10,560     11,069    23,523    39,331
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $8.339     $6.988    $4.977    $6.138
Accumulation Unit Value, End of Period                                      $8.339     $6.988     $4.977    $6.138    $6.531
Number of Units Outstanding, End of Period                                  16,016     51,206     68,489    87,619   161,926
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $10.000     $9.057     $7.217    $5.927    $7.456
Accumulation Unit Value, End of Period                                      $9.057     $7.217     $5.927    $7.456    $8.641
Number of Units Outstanding, End of Period                                   1,690     35,642     48,702    55,816    72,356
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -          -    $10.000    $7.329   $10.258
Accumulation Unit Value, End of Period                                           -          -     $7.329   $10.258   $12.315
Number of Units Outstanding, End of Period                                       -          -      5,836    22,505    32,443
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $10.000    $10.235     $9.786    $6.954    $9.716
Accumulation Unit Value, End of Period                                     $10.235     $9.786     $6.954    $9.716   $10.992
Number of Units Outstanding, End of Period                                   2,735     41,817     71,617    98,437   102,584
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                               $10.000    $11.507    $12.478   $12.139   $16.594
Accumulation Unit Value, End of Period                                     $11.507    $12.478    $12.139   $16.594   $22.345
Number of Units Outstanding, End of Period                                   9,341     29,381     32,174    29,685    28,214
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $11.153
Number of Units Outstanding, End of Period                                       -          -          -         -       400
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                     -          -    $10.000    $8.070   $10.437
Accumulation Unit Value, End of Period                                           -          -     $8.070   $10.437   $12.134
Number of Units Outstanding, End of Period                                       -          -     55,955   137,662   434,447
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $8.132     $5.500    $3.666    $4.609
Accumulation Unit Value, End of Period                                      $8.132     $5.500     $3.666    $4.609    $4.870
Number of Units Outstanding, End of Period                                  95,704    171,875    153,303   183,071   183,777
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $10.000     $8.288     $6.277    $4.688    $5.994
Accumulation Unit Value, End of Period                                      $8.288     $6.277     $4.688    $5.994    $6.130
Number of Units Outstanding, End of Period                                  18,076     55,783     60,405    54,583    54,787
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $7.402     $4.831    $3.293    $4.266
Accumulation Unit Value, End of Period                                      $7.402     $4.831     $3.293    $4.266    $4.559
Number of Units Outstanding, End of Period                                  33,449     33,884     36,333    65,170    58,888
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $10.843
Number of Units Outstanding, End of Period                                       -          -          -         -     3,752
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $8.325     $7.186    $4.947    $6.110
Accumulation Unit Value, End of Period                                      $8.325     $7.186     $4.947    $6.110    $6.380
Number of Units Outstanding, End of Period                                  33,192    105,969     57,370    71,986    65,386
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $8.003     $6.033    $4.272    $5.682
Accumulation Unit Value, End of Period                                      $8.003     $6.033     $4.272    $5.682    $6.425
Number of Units Outstanding, End of Period                                  18,271     21,838     13,414    23,470    45,367
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $10.000    $10.246    $10.131    $7.775   $10.146
Accumulation Unit Value, End of Period                                     $10.246    $10.131     $7.775   $10.146   $11.141
Number of Units Outstanding, End of Period                                   6,267    201,245    308,682   304,110   262,876
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                               $10.000     $7.982     $6.508    $4.444    $5.412
Accumulation Unit Value, End of Period                                      $7.982     $6.508     $4.444    $5.412    $5.790
Number of Units Outstanding, End of Period                                  14,138     27,732     42,579    33,651    39,117





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $10.718
Number of Units Outstanding, End of Period                                       -          -          -         -       377
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $11.264
Number of Units Outstanding, End of Period                                       -          -          -         -    10,378
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -         -
Accumulation Unit Value, End of Period                                           -          -          -         -         -
Number of Units Outstanding, End of Period                                       -          -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $10.975
Number of Units Outstanding, End of Period                                       -          -          -         -     4,359
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $11.544
Number of Units Outstanding, End of Period                                       -          -          -         -     3,345
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $10.000    $10.568     $9.766    $7.811    $9.823
Accumulation Unit Value, End of Period                                     $10.568     $9.766     $7.811    $9.823   $10.776
Number of Units Outstanding, End of Period                                      79     19,767     35,624    43,176    39,057
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $9.019     $7.069    $5.745    $7.291
Accumulation Unit Value, End of Period                                      $9.019     $7.069     $5.745    $7.291    $8.364
Number of Units Outstanding, End of Period                                  24,612     76,988    140,025   107,076   159,662
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                     -          -    $10.000    $7.311   $10.802
Accumulation Unit Value, End of Period                                           -          -     $7.311   $10.802   $13.460
Number of Units Outstanding, End of Period                                       -          -      2,641     6,304     3,628
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $10.000     $8.120     $6.220    $4.511    $5.563
Accumulation Unit Value, End of Period                                      $8.120     $6.220     $4.511    $5.563    $5.769
Number of Units Outstanding, End of Period                                  25,462     59,547     73,129    79,963    69,245



*Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                           2000     2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.688   $6.833   $5.214  $6.481
Accumulation Unit Value, End of Period                                             $9.688   $6.833   $5.214   $6.481  $7.203
Number of Units Outstanding, End of Period                                         32,338   29,849   22,928   36,637  35,684
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.694   $9.995   $8.080 $10.189
Accumulation Unit Value, End of Period                                            $10.694   $9.995   $8.080  $10.189 $10.896
Number of Units Outstanding, End of Period                                        274,154  574,872  683,253  829,863 905,170
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.536   $6.876   $5.341  $6.467
Accumulation Unit Value, End of Period                                             $9.536   $6.876   $5.341   $6.467  $7.087
Number of Units Outstanding, End of Period                                        323,143  548,984  625,271  820,106 973,779
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.202   $7.461   $5.785  $7.360
Accumulation Unit Value, End of Period                                             $9.202   $7.461   $5.785   $7.360  $8.181
Number of Units Outstanding, End of Period                                        118,339  245,887  253,460  269,434 267,130
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.427   $6.370   $4.974  $6.430
Accumulation Unit Value, End of Period                                             $8.427   $6.370   $4.974   $6.430  $7.135
Number of Units Outstanding, End of Period                                          5,746   12,618    7,764   14,167  39,053
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.943   $9.191   $7.928 $10.324
Accumulation Unit Value, End of Period                                             $9.943   $9.191   $7.928  $10.324 $11.699
Number of Units Outstanding, End of Period                                         95,817  211,641  250,523  287,875 302,991
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                      $10.000   $6.951   $4.540   $4.157  $5.236
Accumulation Unit Value, End of Period                                             $6.951   $4.540   $4.157   $5.236  $5.671
Number of Units Outstanding, End of Period                                         24,508   23,364   33,980   57,374 100,343
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.042  $10.129   $9.224 $10.990
Accumulation Unit Value, End of Period                                            $10.042  $10.129   $9.224  $10.990 $12.024
Number of Units Outstanding, End of Period                                          1,966   20,197   15,096   35,341  83,247
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.277   $5.232   $2.936  $4.663
Accumulation Unit Value, End of Period                                            $10.277   $5.232   $2.936   $4.663  $4.761
Number of Units Outstanding, End of Period                                              0   12,537    5,970    5,990   5,989
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.320  $10.858  $11.140 $11.229
Accumulation Unit Value, End of Period                                            $10.320  $10.858  $11.140  $11.229 $11.229
Number of Units Outstanding, End of Period                                              0   13,568   77,630   72,936  70,226
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.273  $10.524  $10.515 $10.437
Accumulation Unit Value, End of Period                                            $10.273  $10.524  $10.515  $10.437 $10.380
Number of Units Outstanding, End of Period                                          8,043   45,902  158,833  114,053 101,027




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.766  $11.630  $12.099 $12.937
Accumulation Unit Value, End of Period                                            $10.766  $11.630  $12.099  $12.937 $13.423
Number of Units Outstanding, End of Period                                        108,499  245,837  324,541  355,309 355,286
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.963   $7.756   $5.927  $7.472
Accumulation Unit Value, End of Period                                             $8.963   $7.756   $5.927   $7.472  $8.148
Number of Units Outstanding, End of Period                                         41,057   71,445   89,352  141,795 159,396
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.932   $8.796   $7.815  $9.728
Accumulation Unit Value, End of Period                                             $9.932   $8.796   $7.815   $9.728 $10.587
Number of Units Outstanding, End of Period                                        326,654  560,497  541,067  613,074 803,910
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.135   $7.419   $5.642  $6.528
Accumulation Unit Value, End of Period                                            $10.135   $7.419   $5.642   $6.528  $7.767
Number of Units Outstanding, End of Period                                        226,311  357,307  341,997  338,944 350,343
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $6.389   $5.886   $5.287  $7.802
Accumulation Unit Value, End of Period                                             $6.389   $5.886   $5.287   $7.802  $9.471
Number of Units Outstanding, End of Period                                             12       10   19,656   29,445  48,002
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.333   $6.974   $4.960  $6.110
Accumulation Unit Value, End of Period                                             $8.333   $6.974   $4.960   $6.110  $6.492
Number of Units Outstanding, End of Period                                         17,488   19,987   11,310   26,818  63,555
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.051   $7.202   $5.907  $7.421
Accumulation Unit Value, End of Period                                             $9.051   $7.202   $5.907   $7.421  $8.590
Number of Units Outstanding, End of Period                                          3,672   11,730   12,608   22,820  32,386
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                            -        -  $10.000   $7.323 $10.236
Accumulation Unit Value, End of Period                                                  -        -   $7.323  $10.236 $12.272
Number of Units Outstanding, End of Period                                              -        -    5,206    8,564  17,776
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.320   $9.766   $6.931  $9.671
Accumulation Unit Value, End of Period                                            $10.320   $9.766   $6.931   $9.671 $10.927
Number of Units Outstanding, End of Period                                              0   19,804   36,225   48,989  65,854
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                      $10.000  $11.499  $12.453  $12.098 $16.517
Accumulation Unit Value, End of Period                                            $11.499  $12.453  $12.098  $16.517 $22.213
Number of Units Outstanding, End of Period                                            452    5,850   12,835   27,913  28,430
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $11.144
Number of Units Outstanding, End of Period                                              -        -        -        -   3,822
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                            -        -  $10.000   $8.063 $10.414
Accumulation Unit Value, End of Period                                                  -        -   $8.063  $10.414 $12.092
Number of Units Outstanding, End of Period                                              -        -   20,208   51,404 146,680
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.126   $5.489   $3.654  $4.588
Accumulation Unit Value, End of Period                                             $8.126   $5.489   $3.654   $4.588  $4.842
Number of Units Outstanding, End of Period                                         49,523   58,602   56,884  184,934 229,324
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.282   $6.264   $4.672  $5.967
Accumulation Unit Value, End of Period                                             $8.282   $6.264   $4.672   $5.967  $6.273
Number of Units Outstanding, End of Period                                          4,937    9,044   20,204   45,160  46,044
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $7.397   $4.822   $3.282  $4.247
Accumulation Unit Value, End of Period                                             $7.397   $4.822   $3.282   $4.247  $4.532
Number of Units Outstanding, End of Period                                          5,869    5,870    5,870    7,885  21,180
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $10.834
Number of Units Outstanding, End of Period                                              -        -        -        -   5,192
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.159   $7.171   $4.931  $6.081
Accumulation Unit Value, End of Period                                            $10.159   $7.171   $4.931   $6.081  $6.342
Number of Units Outstanding, End of Period                                              0   31,111   24,045    9,217  17,689
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $7.998   $6.020   $4.258  $5.655
Accumulation Unit Value, End of Period                                             $7.998   $6.020   $4.258   $5.655  $6.386
Number of Units Outstanding, End of Period                                          6,857   17,963    9,039   18,045  29,462
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.239  $10.110   $7.749 $10.099
Accumulation Unit Value, End of Period                                            $10.239  $10.110   $7.749  $10.099 $11.075
Number of Units Outstanding, End of Period                                         10,486   43,606   96,407  166,608 222,746
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                      $10.000   $7.976   $6.495   $4.429  $5.387
Accumulation Unit Value, End of Period                                             $7.976   $6.495   $4.429   $5.387  $5.755
Number of Units Outstanding, End of Period                                          5,139    9,497   13,771   31,798  33,878





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $10.709
Number of Units Outstanding, End of Period                                              -        -        -        -   1,083
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $11.254
Number of Units Outstanding, End of Period                                              -        -        -        -  26,676
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        -       -
Accumulation Unit Value, End of Period                                                  -        -        -        -       -
Number of Units Outstanding, End of Period                                              -        -        -        -       -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $10.965
Number of Units Outstanding, End of Period                                              -        -        -        -       0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $11.533
Number of Units Outstanding, End of Period                                              -        -        -        -   3,448
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.560   $9.746   $7.785  $9.778
Accumulation Unit Value, End of Period                                            $10.560   $9.746   $7.785   $9.778 $10.712
Number of Units Outstanding, End of Period                                          5,428    7,204   28,718   44,525  41,833
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.013   $7.054   $5.726  $7.257
Accumulation Unit Value, End of Period                                             $9.013   $7.054   $5.726   $7.257  $8.314
Number of Units Outstanding, End of Period                                          3,997   15,017   28,263   57,485  71,627
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                            -        -  $10.000   $7.305 $10.778
Accumulation Unit Value, End of Period                                                  -        -   $7.305  $10.778 $13.414
Number of Units Outstanding, End of Period                                              -        -    7,820   11,144   7,962
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.114   $6.207   $4.496  $5.538
Accumulation Unit Value, End of Period                                             $8.114   $6.207   $4.496   $5.538  $5.735
Number of Units Outstanding, End of Period                                          3,404    4,428   14,057   38,335  39,607






*Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the
Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.682   $6.821   $5.200   $6.456
Accumulation Unit Value, End of Period                                            $9.682   $6.821   $5.200   $6.456   $7.167
Number of Units Outstanding, End of Period                                         3,790    3,592    6,292    9,282   18,652
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.688   $9.978   $8.057  $10.149
Accumulation Unit Value, End of Period                                           $10.688   $9.978   $8.057  $10.149  $10.841
Number of Units Outstanding, End of Period                                        50,253  130,186  121,293  132,918  201,114
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.530   $6.864   $5.326   $6.442
Accumulation Unit Value, End of Period                                            $9.530   $6.864   $5.326   $6.442   $7.052
Number of Units Outstanding, End of Period                                        55,513  122,771   97,168  125,713  140,268
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.196   $7.448   $5.769   $7.331
Accumulation Unit Value, End of Period                                            $9.196   $7.448   $5.769   $7.331   $8.140
Number of Units Outstanding, End of Period                                        23,454   37,252   47,375   43,203   58,810
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $6.857   $4.960   $6.405
Accumulation Unit Value, End of Period                                            $9.869   $6.857   $4.960   $6.405   $7.099
Number of Units Outstanding, End of Period                                             0        0      494      494      494
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.937   $9.175   $7.905  $10.283
Accumulation Unit Value, End of Period                                            $9.937   $9.175   $7.905  $10.283  $11.640
Number of Units Outstanding, End of Period                                        13,949   37,059   42,631   61,916   72,505
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $6.947   $4.532   $4.146   $5.215
Accumulation Unit Value, End of Period                                            $6.947   $4.532   $4.146   $5.215   $5.642
Number of Units Outstanding, End of Period                                         4,679    5,065   15,389   16,556   22,282
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.112   $9.198  $10.947
Accumulation Unit Value, End of Period                                           $10.277  $10.112   $9.198  $10.947  $11.964
Number of Units Outstanding, End of Period                                             0   30,858   11,696    8,820   26,357
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.264   $2.929   $4.647
Accumulation Unit Value, End of Period                                            $9.593   $5.264   $2.929   $4.647   $4.739
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.310  $10.839  $11.109  $11.185
Accumulation Unit Value, End of Period                                           $10.310  $10.839  $11.109  $11.185  $11.173
Number of Units Outstanding, End of Period                                             0    1,344    9,484   10,026   15,470
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.267  $10.506  $10.485  $10.396
Accumulation Unit Value, End of Period                                           $10.267  $10.506  $10.485  $10.396  $10.328
Number of Units Outstanding, End of Period                                         2,122   24,050   23,607   27,338   36,878




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.759  $11.609  $12.065  $12.887
Accumulation Unit Value, End of Period                                           $10.759  $11.609  $12.065  $12.887  $13.356
Number of Units Outstanding, End of Period                                         9,069   38,761   40,119   61,233   61,127
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.957   $7.742   $5.911   $7.443
Accumulation Unit Value, End of Period                                            $8.957   $7.742   $5.911   $7.443   $8.107
Number of Units Outstanding, End of Period                                         9,545    8,769   16,817   11,192   12,703
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.926   $8.780   $7.793   $9.690
Accumulation Unit Value, End of Period                                            $9.926   $8.780   $7.793   $9.690  $10.533
Number of Units Outstanding, End of Period                                        52,247  180,367  105,669  144,775  117,831
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.406   $5.627   $6.503
Accumulation Unit Value, End of Period                                           $10.128   $7.406   $5.627   $6.503   $7.728
Number of Units Outstanding, End of Period                                        30,526   72,900   67,904   74,314   78,558
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $5.568   $5.272   $7.771
Accumulation Unit Value, End of Period                                            $9.538   $5.568   $5.272   $7.771   $9.423
Number of Units Outstanding, End of Period                                             0        0    6,165    3,790   11,797
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.327   $6.961   $4.946   $6.086
Accumulation Unit Value, End of Period                                            $8.327   $6.961   $4.946   $6.086   $6.460
Number of Units Outstanding, End of Period                                        11,936   15,170    6,235   10,156   26,153
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.045   $7.189   $5.890   $7.392
Accumulation Unit Value, End of Period                                            $9.045   $7.189   $5.890   $7.392   $8.547
Number of Units Outstanding, End of Period                                         1,098    5,136    9,222    9,873   17,590
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.317  $10.217
Accumulation Unit Value, End of Period                                                 -            $7.317  $10.217  $12.236
Number of Units Outstanding, End of Period                                             -        -      887    8,193   12,396
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.221   $9.749   $6.911   $9.633
Accumulation Unit Value, End of Period                                           $10.221   $9.749   $6.911   $9.633  $10.872
Number of Units Outstanding, End of Period                                           361   11,011   14,736   17,598   20,113
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $12.431  $12.064  $16.452
Accumulation Unit Value, End of Period                                           $10.025  $12.431  $12.064  $16.452  $22.102
Number of Units Outstanding, End of Period                                             0      144    1,927    3,216    8,569
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.135
Number of Units Outstanding, End of Period                                             -        -        -        -    2,594
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.057  $10.395
Accumulation Unit Value, End of Period                                                 -        -   $8.057  $10.395  $12.057
Number of Units Outstanding, End of Period                                             -        -      205    8,269   42,824
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.121   $5.479   $3.643   $4.570
Accumulation Unit Value, End of Period                                            $8.121   $5.479   $3.643   $4.570   $4.817
Number of Units Outstanding, End of Period                                        14,669   16,442   20,987   38,535   70,463
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $6.253   $4.659   $5.943
Accumulation Unit Value, End of Period                                            $9.895   $6.253   $4.659   $5.943   $6.241
Number of Units Outstanding, End of Period                                             0      475    1,687    2,161   17,146
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $4.813   $3.272   $4.230
Accumulation Unit Value, End of Period                                            $9.911   $4.813   $3.272   $4.230   $4.509
Number of Units Outstanding, End of Period                                             0      662    3,118    3,576    2,815
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -   10.826
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.313   $7.159   $4.917   $6.057
Accumulation Unit Value, End of Period                                            $8.313   $7.159   $4.917   $6.057   $6.310
Number of Units Outstanding, End of Period                                           101       99    3,349    3,370    2,319
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $6.153   $4.246   $5.633
Accumulation Unit Value, End of Period                                            $9.927   $6.153   $4.246   $5.633   $6.354
Number of Units Outstanding, End of Period                                             0        0        0        0   10,400
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.092   $7.727  $10.060
Accumulation Unit Value, End of Period                                           $10.359  $10.092   $7.727  $10.060  $11.020
Number of Units Outstanding, End of Period                                             0    6,026   12,958   19,313   22,522
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $7.971   $6.484   $4.416   $5.366
Accumulation Unit Value, End of Period                                            $7.971   $6.484   $4.416   $5.366   $5.726
Number of Units Outstanding, End of Period                                         1,954    3,244    3,632    5,179    4,621





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.701
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.246
Number of Units Outstanding, End of Period                                             -        -        -        -    5,173
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.957
Number of Units Outstanding, End of Period                                             -        -        -        -    1,650
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.525
Number of Units Outstanding, End of Period                                             -        -        -        -      351
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.729   $7.763   $9.739
Accumulation Unit Value, End of Period                                           $10.225   $9.729   $7.763   $9.739  $10.658
Number of Units Outstanding, End of Period                                             0    1,234    2,855    3,109    7,921
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $7.042   $5.710   $7.228
Accumulation Unit Value, End of Period                                           $10.316   $7.042   $5.710   $7.228   $8.272
Number of Units Outstanding, End of Period                                             0      820    2,127    2,104   14,061
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.299  $10.759
Accumulation Unit Value, End of Period                                                 -        -   $7.299  $10.759  $13.374
Number of Units Outstanding, End of Period                                             -        -    1,942    1,625      701
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.109   $6.196   $4.483   $5.516
Accumulation Unit Value, End of Period                                            $8.109   $6.196   $4.483   $5.516   $5.706
Number of Units Outstanding, End of Period                                           482    1,050    3,471    6,470   20,971




*Contracts with the Longevity Reward Rider with the Performance Benefit
Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $6.605   $4.941   $6.131
Accumulation Unit Value, End of Period                                           $10.129   $6.605   $4.941   $6.131   $6.802
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.726   $7.849   $9.881
Accumulation Unit Value, End of Period                                           $10.495   $9.726   $7.849   $9.881  $10.549
Number of Units Outstanding, End of Period                                             0    1,066   11,886   14,734   14,673
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $6.674   $5.176   $6.256
Accumulation Unit Value, End of Period                                           $10.128   $6.674   $5.176   $6.256   $6.844
Number of Units Outstanding, End of Period                                             0    5,104   16,549   13,735   11,088
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.363   $6.473   $8.222
Accumulation Unit Value, End of Period                                           $10.401   $8.363   $6.473   $8.222   $9.124
Number of Units Outstanding, End of Period                                             0    2,012    7,417   10,658    9,910
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.870   $7.368   $5.324   $6.872
Accumulation Unit Value, End of Period                                            $9.870   $7.368   $5.324   $6.872   $7.612
Number of Units Outstanding, End of Period                                             0        0        0    1,557    1,557
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.925   $8.171  $10.623
Accumulation Unit Value, End of Period                                           $10.319   $9.925   $8.171  $10.623  $12.018
Number of Units Outstanding, End of Period                                             0        0    8,755    7,222    8,185
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.540   $6.486   $4.983   $6.264
Accumulation Unit Value, End of Period                                            $9.540   $6.486   $4.983   $6.264   $6.773
Number of Units Outstanding, End of Period                                             0        0        0    1,888    1,886
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.258   $9.176  $10.915
Accumulation Unit Value, End of Period                                           $10.277  $10.258   $9.176  $10.915  $11.922
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.261   $2.925   $4.638
Accumulation Unit Value, End of Period                                            $9.593   $5.261   $2.925   $4.638   $4.727
Number of Units Outstanding, End of Period                                             0        0        0    1,759    1,637
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.418  $10.856  $10.924
Accumulation Unit Value, End of Period                                           $10.007  $10.418  $10.856  $10.924  $10.906
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.264  $10.272  $10.179
Accumulation Unit Value, End of Period                                           $10.017  $10.264  $10.272  $10.179  $10.106
Number of Units Outstanding, End of Period                                             0        0    2,635    2,632      848




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $11.011  $11.651  $12.437
Accumulation Unit Value, End of Period                                           $10.018  $11.011  $11.651  $12.437  $12.882
Number of Units Outstanding, End of Period                                             0        0    3,384    8,083        0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.232   $6.072   $7.641
Accumulation Unit Value, End of Period                                            $9.978   $8.232   $6.072   $7.641   $8.318
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.466   $7.509   $9.331
Accumulation Unit Value, End of Period                                           $10.071   $8.466   $7.509   $9.331  $10.138
Number of Units Outstanding, End of Period                                             0    2,056    3,712   20,526    5,142
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.325   $5.562   $6.424
Accumulation Unit Value, End of Period                                           $10.139   $7.325   $5.562   $6.424   $7.630
Number of Units Outstanding, End of Period                                             0        0    2,297    2,297    2,297
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $7.320   $6.924  $10.201
Accumulation Unit Value, End of Period                                            $9.538   $7.320   $6.924  $10.201  $12.362
Number of Units Outstanding, End of Period                                             0        0        0      872      872
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $7.204   $5.094   $6.264
Accumulation Unit Value, End of Period                                            $9.829   $7.204   $5.094   $6.264   $6.645
Number of Units Outstanding, End of Period                                             0        0      699      698      696
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.410   $6.399   $8.026
Accumulation Unit Value, End of Period                                           $10.199   $8.410   $6.399   $8.026   $9.274
Number of Units Outstanding, End of Period                                             0        0        0    7,117        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.314  $10.207
Accumulation Unit Value, End of Period                                                 -        -   $7.314  $10.207  $12.217
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.486   $6.642   $9.252
Accumulation Unit Value, End of Period                                           $10.319   $9.486   $6.642   $9.252  $10.436
Number of Units Outstanding, End of Period                                             0        0      326   12,477    1,243
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.993  $11.272  $15.363
Accumulation Unit Value, End of Period                                           $10.025  $11.993  $11.272  $15.363  $20.626
Number of Units Outstanding, End of Period                                             0        0        0      114      104
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.131
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.054  $10.385
Accumulation Unit Value, End of Period                                                 -        -   $8.054  $10.385  $12.037
Number of Units Outstanding, End of Period                                             -        -        0   11,512    7,659
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $5.763   $3.635   $4.557
Accumulation Unit Value, End of Period                                            $9.838   $5.763   $3.635   $4.557   $4.801
Number of Units Outstanding, End of Period                                             0        0      583      581      580
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $6.326   $4.631   $5.905
Accumulation Unit Value, End of Period                                            $9.895   $6.326   $4.631   $5.905   $6.197
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $5.796   $3.678   $4.752
Accumulation Unit Value, End of Period                                            $9.911   $5.796   $3.678   $4.752   $5.062
Number of Units Outstanding, End of Period                                             0        0        0    1,088    1,088
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.821
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.320   $5.558   $6.843
Accumulation Unit Value, End of Period                                           $10.158   $8.320   $5.558   $6.843   $7.125
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $6.819   $4.701   $6.233
Accumulation Unit Value, End of Period                                            $9.927   $6.819   $4.701   $6.233   $7.027
Number of Units Outstanding, End of Period                                             0        0        0    1,083    1,009
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359   $9.801   $7.499   $9.757
Accumulation Unit Value, End of Period                                           $10.359   $9.801   $7.499   $9.757  $10.682
Number of Units Outstanding, End of Period                                             0    1,014    1,014    1,014    2,097
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $7.305   $4.890   $5.939
Accumulation Unit Value, End of Period                                            $9.807   $7.305   $4.890   $5.939   $6.333
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.696
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.241
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.953
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.520
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.282   $7.402   $9.281
Accumulation Unit Value, End of Period                                           $10.225   $9.282   $7.402   $9.281  $10.150
Number of Units Outstanding, End of Period                                             0    1,039    1,547    1,546    1,545
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.217   $6.296   $7.965
Accumulation Unit Value, End of Period                                           $10.316   $8.217   $6.296   $7.965   $9.110
Number of Units Outstanding, End of Period                                             0        0      451      450      449
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.296  $10.748
Accumulation Unit Value, End of Period                                                 -        -   $7.296  $10.748  $13.353
Number of Units Outstanding, End of Period                                             -        -        0      172      147
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.100   $4.859   $5.975
Accumulation Unit Value, End of Period                                            $9.817   $7.100   $4.859   $5.975   $6.177
Number of Units Outstanding, End of Period                                             0        0        0        0        0




*Contracts with the Longevity Reward Rider with the Income Benefit Combination
Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $6.594   $4.920   $6.092
Accumulation Unit Value, End of Period                                           $10.129   $6.594   $4.920   $6.092   $6.746
Number of Units Outstanding, End of Period                                             0        0        0      826      825
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.494   $9.704   $7.815   $9.819
Accumulation Unit Value, End of Period                                           $10.494   $9.704   $7.815   $9.819  $10.462
Number of Units Outstanding, End of Period                                             0   10,388   19,689   33,534   25,533
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.127   $6.659   $5.153   $6.217
Accumulation Unit Value, End of Period                                           $10.127   $6.659   $5.153   $6.217   $6.788
Number of Units Outstanding, End of Period                                             0    6,558   27,362   48,892   41,361
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400   $8.344   $6.446   $8.170
Accumulation Unit Value, End of Period                                           $10.400   $8.344   $6.446   $8.170   $9.048
Number of Units Outstanding, End of Period                                             0    3,180   13,466   24,573   18,963
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.868   $7.356   $5.301   $6.829
Accumulation Unit Value, End of Period                                            $9.868   $7.356   $5.301   $6.829   $7.549
Number of Units Outstanding, End of Period                                             0        0        0    1,144    1,127
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.318   $9.468   $8.136  $10.556
Accumulation Unit Value, End of Period                                           $10.318   $9.468   $8.136  $10.556  $11.919
Number of Units Outstanding, End of Period                                             0      126    9,357   14,353    9,577
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.541   $5.438   $4.961   $6.225
Accumulation Unit Value, End of Period                                            $9.541   $5.438   $4.961   $6.225   $6.717
Number of Units Outstanding, End of Period                                             0      426    2,107    2,720    2,557
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.276  $10.242   $9.137  $10.846
Accumulation Unit Value, End of Period                                           $10.276  $10.242   $9.137  $10.846  $11.823
Number of Units Outstanding, End of Period                                             0        0        0    1,796    1,070
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.592   $5.253   $2.913   $4.609
Accumulation Unit Value, End of Period                                            $9.592   $5.253   $2.913   $4.609   $4.688
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.006  $10.401  $10.810  $10.856
Accumulation Unit Value, End of Period                                           $10.006  $10.401  $10.810  $10.856  $10.816
Number of Units Outstanding, End of Period                                             0        0    2,594    9,747   12,536
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.016  $10.274  $10.228  $10.115
Accumulation Unit Value, End of Period                                           $10.016  $10.274  $10.228  $10.115  $10.023
Number of Units Outstanding, End of Period                                             0    1,302    8,893    4,973    5,949




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $11.192  $11.601  $12.359
Accumulation Unit Value, End of Period                                           $10.017  $11.192  $11.601  $12.359  $12.775
Number of Units Outstanding, End of Period                                             0        0   12,379   15,998   11,235
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.218   $6.046   $7.593
Accumulation Unit Value, End of Period                                            $9.978   $8.218   $6.046   $7.593   $8.250
Number of Units Outstanding, End of Period                                             0        0    5,382    7,145    5,534
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.447   $7.477   $9.273
Accumulation Unit Value, End of Period                                           $10.071   $8.447   $7.477   $9.273  $10.054
Number of Units Outstanding, End of Period                                             0   16,545   30,864   34,527   80,279
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.308   $5.538   $6.384
Accumulation Unit Value, End of Period                                           $10.139   $7.308   $5.538   $6.384   $7.567
Number of Units Outstanding, End of Period                                             0    2,704    4,008    6,900    5,496
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.537   $7.308   $6.894  $10.137
Accumulation Unit Value, End of Period                                            $9.537   $7.308   $6.894  $10.137  $12.260
Number of Units Outstanding, End of Period                                             0        0      949    1,030    1,920
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.828   $7.192   $5.072   $6.224
Accumulation Unit Value, End of Period                                            $9.828   $7.192   $5.072   $6.224   $6.590
Number of Units Outstanding, End of Period                                             0        0    3,861    1,931    1,957
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.198   $8.396   $6.372   $7.976
Accumulation Unit Value, End of Period                                           $10.198   $8.396   $6.372   $7.976   $9.198
Number of Units Outstanding, End of Period                                             0        0        0      111      453
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.305  $10.173
Accumulation Unit Value, End of Period                                                 -        -   $7.305  $10.173  $12.152
Number of Units Outstanding, End of Period                                             -        -        0    1,029    2,782
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.471   $6.613   $9.194
Accumulation Unit Value, End of Period                                           $10.319   $9.471   $6.613   $9.194  $10.349
Number of Units Outstanding, End of Period                                             0        0    6,599    8,897    4,690
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.024  $11.974  $11.224  $15.267
Accumulation Unit Value, End of Period                                           $10.024  $11.974  $11.224  $15.267  $20.456
Number of Units Outstanding, End of Period                                             0        0      356      915    1,308
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.116
Number of Units Outstanding, End of Period                                             -        -        -        -      203
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.043  $10.350
Accumulation Unit Value, End of Period                                                 -        -   $8.043  $10.350  $11.973
Number of Units Outstanding, End of Period                                             -        -    2,151    7,639    9,193
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.837   $5.754   $3.620   $4.528
Accumulation Unit Value, End of Period                                            $9.837   $5.754   $3.620   $4.528   $4.761
Number of Units Outstanding, End of Period                                             0        0    5,789    4,743    5,792
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $6.316   $4.612   $5.868
Accumulation Unit Value, End of Period                                            $9.895   $6.316   $4.612   $5.868   $6.146
Number of Units Outstanding, End of Period                                             0        0        0      202    1,252
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.910   $5.787   $3.663   $4.722
Accumulation Unit Value, End of Period                                            $9.910   $5.787   $3.663   $4.722   $5.020
Number of Units Outstanding, End of Period                                             0        0        0    1,672      181
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.807
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.307   $5.534   $6.800
Accumulation Unit Value, End of Period                                           $10.158   $8.307   $5.534   $6.800   $7.066
Number of Units Outstanding, End of Period                                             0        0        0      122      126
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $6.808   $4.681   $6.194
Accumulation Unit Value, End of Period                                            $9.927   $6.808   $4.681   $6.194   $6.969
Number of Units Outstanding, End of Period                                             0        0        0       25    4,201
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.356  $10.108   $7.467   $9.696
Accumulation Unit Value, End of Period                                           $10.356  $10.108   $7.467   $9.696  $10.594
Number of Units Outstanding, End of Period                                             0        0   10,597    9,853    7,909
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $7.294   $4.869   $5.901
Accumulation Unit Value, End of Period                                            $9.807   $7.294   $4.869   $5.901   $6.281
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.682
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.226
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.938
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.504
Number of Units Outstanding, End of Period                                             -        -        -        -    1,509
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.224   $9.697   $7.370   $9.223
Accumulation Unit Value, End of Period                                           $10.224   $9.697   $7.370   $9.223  $10.067
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.315   $8.204   $6.269   $7.915
Accumulation Unit Value, End of Period                                           $10.315   $8.204   $6.269   $7.915   $9.035
Number of Units Outstanding, End of Period                                             0        0    4,846    4,320    4,289
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.287  $10.712
Accumulation Unit Value, End of Period                                                 -        -   $7.287  $10.712  $13.282
Number of Units Outstanding, End of Period                                             -        -        0    2,197    2,174
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.816   $7.089   $4.839   $5.937
Accumulation Unit Value, End of Period                                            $9.816   $7.089   $4.839   $5.937   $6.126
Number of Units Outstanding, End of Period                                             0        0        0       26        4





*Contracts with the Longevity Reward Rider with the Income and Death Benefit
Combination Option 2were first offered under the Contracts on October 30, 2000.
The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The
Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.140   $5.445   $6.763
Accumulation Unit Value, End of Period                                           $10.130   $7.140   $5.445   $6.763   $7.511
Number of Units Outstanding, End of Period                                             0    8,274    2,542    1,721    1,721
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.500   $9.803   $7.919   $9.979
Accumulation Unit Value, End of Period                                           $10.500   $9.803   $7.919   $9.979  $10.664
Number of Units Outstanding, End of Period                                             0   32,767   42,750   42,787   53,435
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.298   $5.665   $6.855
Accumulation Unit Value, End of Period                                           $10.130   $7.298   $5.665   $6.855   $7.507
Number of Units Outstanding, End of Period                                             0   42,019   64,478   74,136   73,329
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400   $8.428   $6.530   $8.302
Accumulation Unit Value, End of Period                                           $10.400   $8.428   $6.530   $8.302   $9.222
Number of Units Outstanding, End of Period                                             0   15,632   22,600   21,150   22,618
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.870   $7.455   $5.817   $7.515
Accumulation Unit Value, End of Period                                            $9.870   $7.455   $5.817   $7.515   $8.333
Number of Units Outstanding, End of Period                                             0    2,872    2,872        0      768
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.532   $8.216  $10.692
Accumulation Unit Value, End of Period                                           $10.320   $9.532   $8.216  $10.692  $12.108
Number of Units Outstanding, End of Period                                             0   10,847   20,590   20,537   22,011
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.540   $6.229   $5.699   $7.173
Accumulation Unit Value, End of Period                                            $9.540   $6.229   $5.699   $7.173   $7.763
Number of Units Outstanding, End of Period                                             0    1,095    3,098    3,466    3,619
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.280  $10.524   $9.427  $11.224
Accumulation Unit Value, End of Period                                           $10.280  $10.524   $9.427  $11.224  $12.272
Number of Units Outstanding, End of Period                                             0        0    3,451    3,541    3,582
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.590   $5.438   $3.028   $4.805
Accumulation Unit Value, End of Period                                            $9.590   $5.438   $3.028   $4.805   $4.902
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.523  $10.789  $10.867
Accumulation Unit Value, End of Period                                           $10.010  $10.523  $10.789  $10.867  $10.860
Number of Units Outstanding, End of Period                                             0    2,790   11,646    9,583   14,163
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.020  $10.217  $10.239  $10.156
Accumulation Unit Value, End of Period                                           $10.020  $10.217  $10.239  $10.156  $10.094
Number of Units Outstanding, End of Period                                             0        0    6,065    6,224    7,414




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.020  $10.815  $11.244  $12.014
Accumulation Unit Value, End of Period                                           $10.020  $10.815  $11.244  $12.014  $12.457
Number of Units Outstanding, End of Period                                             0   13,397   30,063   32,090   20,752
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.980   $8.629   $6.590   $8.302
Accumulation Unit Value, End of Period                                            $9.980   $8.629   $6.590   $8.302   $9.047
Number of Units Outstanding, End of Period                                             0    2,300   17,670   21,148   22,901
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.070   $8.913   $7.914   $9.844
Accumulation Unit Value, End of Period                                           $10.070   $8.913   $7.914   $9.844  $10.706
Number of Units Outstanding, End of Period                                             0   16,838   39,436   39,654   34,113
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.140   $7.418   $5.638   $6.518
Accumulation Unit Value, End of Period                                           $10.140   $7.418   $5.638   $6.518   $7.749
Number of Units Outstanding, End of Period                                             0   15,501   17,202   17,738   31,354
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.540   $8.788   $7.888  $11.633
Accumulation Unit Value, End of Period                                            $9.540   $8.788   $7.888  $11.633  $14.111
Number of Units Outstanding, End of Period                                             0    1,255      649      648      832
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.830   $8.252   $5.843   $7.192
Accumulation Unit Value, End of Period                                            $9.830   $8.252   $5.843   $7.192   $7.637
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.200   $8.110   $6.647   $8.346
Accumulation Unit Value, End of Period                                           $10.200   $8.110   $6.647   $8.346   $9.653
Number of Units Outstanding, End of Period                                             0    5,712    4,909    4,736    5,792
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.319  $10.224
Accumulation Unit Value, End of Period                                                 -        -   $7.319  $10.224  $12.250
Number of Units Outstanding, End of Period                                             -        -        0        0      333
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.848   $6.984   $9.738
Accumulation Unit Value, End of Period                                           $10.320   $9.848   $6.984   $9.738  $10.995
Number of Units Outstanding, End of Period                                             0    2,318    3,395      980    2,089
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.030  $11.192  $10.534  $14.371
Accumulation Unit Value, End of Period                                           $10.030  $11.192  $10.534  $14.371  $19.313
Number of Units Outstanding, End of Period                                             0        0      345      345      661
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.138
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.059  $10.402
Accumulation Unit Value, End of Period                                                 -        -   $8.059  $10.402  $12.069
Number of Units Outstanding, End of Period                                             -        -    5,914    5,415    6,312
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.840   $6.641   $4.417   $5.543
Accumulation Unit Value, End of Period                                            $9.840   $6.641   $4.417   $5.543   $5.846
Number of Units Outstanding, End of Period                                             0    5,649    1,319    1,291    1,315
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.900   $7.605   $5.575   $7.115
Accumulation Unit Value, End of Period                                            $9.900   $7.605   $5.575   $7.115   $7.475
Number of Units Outstanding, End of Period                                             0        0      912      947    1,641
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.910   $6.909   $4.391   $5.678
Accumulation Unit Value, End of Period                                            $9.910   $6.909   $4.391   $5.678   $6.055
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.829
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.160   $8.752   $6.014   $7.411
Accumulation Unit Value, End of Period                                           $10.160   $8.752   $6.014   $7.411   $7.724
Number of Units Outstanding, End of Period                                             0    2,532    2,532        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.930   $7.645   $5.278   $7.006
Accumulation Unit Value, End of Period                                            $9.930   $7.645   $5.278   $7.006   $7.906
Number of Units Outstanding, End of Period                                             0        0        0      869      830
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.360  $10.222   $7.829  $10.197
Accumulation Unit Value, End of Period                                           $10.360  $10.222   $7.829  $10.197  $11.175
Number of Units Outstanding, End of Period                                             0    8,207   12,552   10,278   11,954
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.810   $7.982   $5.439   $6.611
Accumulation Unit Value, End of Period                                            $9.810   $7.982   $5.439   $6.611   $7.058
Number of Units Outstanding, End of Period                                             0        0        0       85       85





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.703
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.249
Number of Units Outstanding, End of Period                                             -        -        -        -    7,572
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.960
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.528
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.230   $9.431   $7.528   $9.448
Accumulation Unit Value, End of Period                                           $10.230   $9.431   $7.528   $9.448  $10.344
Number of Units Outstanding, End of Period                                             0    2,347    2,347        0      917
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $8.069   $6.546   $8.289
Accumulation Unit Value, End of Period                                           $10.320   $8.069   $6.546   $8.289   $9.490
Number of Units Outstanding, End of Period                                             0    2,833    3,124    2,972    3,719
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.301  $10.766
Accumulation Unit Value, End of Period                                                 -        -   $7.301  $10.766  $13.389
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.820   $7.566   $5.477   $6.741
Accumulation Unit Value, End of Period                                            $9.820   $7.566   $5.477   $6.741   $6.976
Number of Units Outstanding, End of Period                                             0    2,587      890      980    1,027




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE
PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.125   $5.430   $6.736
Accumulation Unit Value, End of Period                                           $10.130   $7.125   $5.430   $6.736   $7.471
Number of Units Outstanding, End of Period                                             0    6,584        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.790   $7.898   $9.939
Accumulation Unit Value, End of Period                                           $10.495   $9.790   $7.898   $9.939  $10.608
Number of Units Outstanding, End of Period                                        18,159   36,377   71,083   75,289   74,505
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.288   $5.650   $6.828
Accumulation Unit Value, End of Period                                           $10.128   $7.288   $5.650   $6.828   $7.467
Number of Units Outstanding, End of Period                                        31,703   49,917   70,133   95,253   83,819
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.417   $6.513   $8.270
Accumulation Unit Value, End of Period                                           $10.401   $8.417   $6.513   $8.270   $9.174
Number of Units Outstanding, End of Period                                        23,608   13,473   12,220   17,274   16,765
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.031   $5.801   $7.485
Accumulation Unit Value, End of Period                                            $9.869   $8.031   $5.801   $7.485   $8.289
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.519   $8.194  $10.650
Accumulation Unit Value, End of Period                                           $10.319   $9.519   $8.194  $10.650  $12.045
Number of Units Outstanding, End of Period                                        11,559   16,653   18,274   17,321   17,415
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $6.220   $5.684   $7.144
Accumulation Unit Value, End of Period                                            $9.542   $6.220   $5.684   $7.144   $7.722
Number of Units Outstanding, End of Period                                         5,110    3,793    1,640    1,635    1,631
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593  $10.345   $9.402  $11.180
Accumulation Unit Value, End of Period                                            $9.593  $10.345   $9.402  $11.180  $12.208
Number of Units Outstanding, End of Period                                             0    1,634    1,634    1,634    1,634
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277   $5.433   $3.019   $4.786
Accumulation Unit Value, End of Period                                           $10.277   $5.433   $3.019   $4.786   $4.877
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.330  $10.760  $10.824
Accumulation Unit Value, End of Period                                           $10.010  $10.330  $10.760  $10.824  $10.803
Number of Units Outstanding, End of Period                                             0        0       66      579      636
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.241  $10.212  $10.116
Accumulation Unit Value, End of Period                                           $10.017  $10.241  $10.212  $10.116  $10.041
Number of Units Outstanding, End of Period                                             0        0    7,378   14,580   16,991




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.800  $11.214  $11.967
Accumulation Unit Value, End of Period                                           $10.018  $10.800  $11.214  $11.967  $12.391
Number of Units Outstanding, End of Period                                             0    1,594    2,479    7,530    4,023
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.979   $8.617   $6.573   $8.269
Accumulation Unit Value, End of Period                                            $9.979   $8.617   $6.573   $8.269   $8.999
Number of Units Outstanding, End of Period                                             0      793    4,489   17,514   11,128
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.901   $7.893   $9.805
Accumulation Unit Value, End of Period                                           $10.072   $8.901   $7.893   $9.805  $10.650
Number of Units Outstanding, End of Period                                        20,031   13,653   22,795   53,168   52,874
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.140   $7.408   $5.623   $6.493
Accumulation Unit Value, End of Period                                           $10.140   $7.408   $5.623   $6.493   $7.709
Number of Units Outstanding, End of Period                                             0   34,512   31,969   41,789   42,181
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.326   $7.867  $11.587
Accumulation Unit Value, End of Period                                            $9.538   $8.326   $7.867  $11.587  $14.037
Number of Units Outstanding, End of Period                                             0        0    1,079    1,538    1,537
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.210   $5.827   $7.164
Accumulation Unit Value, End of Period                                            $9.829   $8.210   $5.827   $7.164   $7.597
Number of Units Outstanding, End of Period                                             0    2,081    2,079    2,075    2,073
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.099   $6.630   $8.313
Accumulation Unit Value, End of Period                                           $10.199   $8.099   $6.630   $8.313   $9.602
Number of Units Outstanding, End of Period                                             0    2,017      268      263      244
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.313  $10.202
Accumulation Unit Value, End of Period                                                 -        -   $7.313  $10.202  $12.207
Number of Units Outstanding, End of Period                                             -        -    2,108    3,788    3,718
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.834   $6.965   $9.699
Accumulation Unit Value, End of Period                                           $10.320   $9.834   $6.965   $9.699  $10.937
Number of Units Outstanding, End of Period                                             0    4,883    5,129    5,253    5,247
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.182  $10.506  $14.314
Accumulation Unit Value, End of Period                                           $10.025  $11.182  $10.506  $14.314  $19.212
Number of Units Outstanding, End of Period                                             0        0      749      947      170
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.128
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.052  $10.380
Accumulation Unit Value, End of Period                                                 -        -   $8.052  $10.380  $12.028
Number of Units Outstanding, End of Period                                             -        -      214    4,034   10,094
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.632   $4.406   $5.521
Accumulation Unit Value, End of Period                                            $9.838   $6.632   $4.406   $5.521   $5.815
Number of Units Outstanding, End of Period                                             0      616    1,150    3,077    3,435
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.896   $7.464   $5.560   $7.087
Accumulation Unit Value, End of Period                                            $9.896   $7.464   $5.560   $7.087   $7.435
Number of Units Outstanding, End of Period                                             0    5,678        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.903   $4.379   $5.656
Accumulation Unit Value, End of Period                                            $9.911   $6.903   $4.379   $5.656   $6.023
Number of Units Outstanding, End of Period                                             0        0      392    2,926    2,880
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.819
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.740   $5.998   $7.382
Accumulation Unit Value, End of Period                                           $10.159   $8.740   $5.998   $7.382   $7.684
Number of Units Outstanding, End of Period                                             0      954      954      954      722
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.928   $7.639   $5.264   $6.978
Accumulation Unit Value, End of Period                                            $9.928   $7.639   $5.264   $6.978   $7.864
Number of Units Outstanding, End of Period                                             0        0        0    1,517    4,938
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.208   $7.808  $10.157
Accumulation Unit Value, End of Period                                           $10.359  $10.208   $7.808  $10.157  $11.116
Number of Units Outstanding, End of Period                                             0    2,843    5,213   10,026   12,137
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.808   $7.971   $5.424   $6.585
Accumulation Unit Value, End of Period                                            $9.808   $7.971   $5.424   $6.585   $7.021
Number of Units Outstanding, End of Period                                             0    1,017    1,545    1,542    1,540





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.694
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.239
Number of Units Outstanding, End of Period                                             -        -        -        -    1,255
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.950
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.518
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.856   $7.508   $9.411
Accumulation Unit Value, End of Period                                           $10.225   $9.856   $7.508   $9.411  $10.290
Number of Units Outstanding, End of Period                                             0        0        0    1,663    1,588
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.058   $6.528   $8.257
Accumulation Unit Value, End of Period                                           $10.316   $8.058   $6.528   $8.257   $9.441
Number of Units Outstanding, End of Period                                             0    2,709    2,709    3,068    2,858
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.295  $10.743
Accumulation Unit Value, End of Period                                                 -        -   $7.295  $10.743  $13.342
Number of Units Outstanding, End of Period                                             -        -    2,094    2,230    2,220
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.556   $5.463   $6.714
Accumulation Unit Value, End of Period                                            $9.817   $7.556   $5.463   $6.714   $6.940
Number of Units Outstanding, End of Period                                             0      858      858      858      858




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH LONGEVITY REWARD RIDER,
ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR
PERFORMANCE BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.122   $5.418   $6.714
Accumulation Unit Value, End of Period                                           $10.129   $7.122   $5.418   $6.714   $7.438
Number of Units Outstanding, End of Period                                             0      685      683      529    1,799
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.779   $7.880   $9.906
Accumulation Unit Value, End of Period                                           $10.495   $9.779   $7.880   $9.906  $10.561
Number of Units Outstanding, End of Period                                        11,924   26,520   68,216   70,032   70,821
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.280   $5.637   $6.805
Accumulation Unit Value, End of Period                                           $10.128   $7.280   $5.637   $6.805   $7.434
Number of Units Outstanding, End of Period                                         3,680   24,391   62,104   70,827   69,444
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.407   $6.498   $8.242
Accumulation Unit Value, End of Period                                           $10.401   $8.407   $6.498   $8.242   $9.133
Number of Units Outstanding, End of Period                                         9,466    9,998   23,556   27,735   28,315
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.025   $5.788   $7.460
Accumulation Unit Value, End of Period                                            $9.869   $8.025   $5.788   $7.460   $8.252
Number of Units Outstanding, End of Period                                             0        0        0      404    1,075
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.508   $8.176  $10.614
Accumulation Unit Value, End of Period                                           $10.319   $9.508   $8.176  $10.614  $11.991
Number of Units Outstanding, End of Period                                         8,932    9,555   19,240   21,539   25,861
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $6.213   $5.671   $7.121
Accumulation Unit Value, End of Period                                            $9.542   $6.213   $5.671   $7.121   $7.688
Number of Units Outstanding, End of Period                                         3,187    1,156    1,898    3,465    2,309
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.334   $9.381  $11.143
Accumulation Unit Value, End of Period                                           $10.277  $10.334   $9.381  $11.143  $12.154
Number of Units Outstanding, End of Period                                         3,460    3,291    3,223    1,835    1,835
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.429   $3.013   $4.770
Accumulation Unit Value, End of Period                                            $9.593   $5.429   $3.013   $4.770   $4.855
Number of Units Outstanding, End of Period                                             0        0    5,529    5,528    3,971
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.322  $10.736  $10.788
Accumulation Unit Value, End of Period                                           $10.010  $10.322  $10.736  $10.788  $10.755
Number of Units Outstanding, End of Period                                             0        0      612        0      191
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.229  $10.189  $10.082
Accumulation Unit Value, End of Period                                           $10.017  $10.229  $10.189  $10.082   $9.997
Number of Units Outstanding, End of Period                                             0    8,819      512    1,799   13,218




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.788  $11.189  $11.927
Accumulation Unit Value, End of Period                                           $10.018  $10.788  $11.189  $11.927  $12.337
Number of Units Outstanding, End of Period                                             0   30,313   40,152   48,405   18,622
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.908   $6.558   $8.242
Accumulation Unit Value, End of Period                                            $9.978   $8.908   $6.558   $8.242   $8.959
Number of Units Outstanding, End of Period                                             0        0   10,797   11,050   14,880
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.891   $7.875   $9.773
Accumulation Unit Value, End of Period                                           $10.071   $8.891   $7.875   $9.773  $10.602
Number of Units Outstanding, End of Period                                         1,636   20,009   49,021   59,626   61,133
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.400   $5.610   $6.471
Accumulation Unit Value, End of Period                                           $10.139   $7.400   $5.610   $6.471   $7.675
Number of Units Outstanding, End of Period                                         1,818    2,088   15,213   14,147   11,092
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.314   $7.850  $11.548
Accumulation Unit Value, End of Period                                            $9.538   $8.314   $7.850  $11.548  $13.975
Number of Units Outstanding, End of Period                                             0        0       72    2,072    2,841
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.200   $5.814   $7.140
Accumulation Unit Value, End of Period                                            $9.829   $8.200   $5.814   $7.140   $7.564
Number of Units Outstanding, End of Period                                             0      272      984    3,987    2,553
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.709   $6.615   $8.285
Accumulation Unit Value, End of Period                                           $10.199   $8.709   $6.615   $8.285   $9.560
Number of Units Outstanding, End of Period                                             0        0       85    1,574    5,651
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.308  $10.183
Accumulation Unit Value, End of Period                                                 -        -   $7.308  $10.183  $12.171
Number of Units Outstanding, End of Period                                             -        -        0      229      582
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.823   $6.950   $9.667
Accumulation Unit Value, End of Period                                           $10.319   $9.823   $6.950   $9.667  $10.889
Number of Units Outstanding, End of Period                                             0    4,366    5,625    6,359    9,214
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $10.823  $10.482  $14.267
Accumulation Unit Value, End of Period                                           $10.025  $10.823  $10.482  $14.267  $19.127
Number of Units Outstanding, End of Period                                             0    1,035    1,049      454    1,937
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.120
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.046  $10.361
Accumulation Unit Value, End of Period                                                 -        -   $8.046  $10.361  $11.992
Number of Units Outstanding, End of Period                                             -        -    1,534    1,824    7,406
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.982   $4.396   $5.503
Accumulation Unit Value, End of Period                                            $9.838   $6.982   $4.396   $5.503   $5.789
Number of Units Outstanding, End of Period                                         3,527        0    2,081    4,849    8,506
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.592   $5.548   $7.063
Accumulation Unit Value, End of Period                                            $9.895   $7.592   $5.548   $7.063   $7.402
Number of Units Outstanding, End of Period                                             0        0      236      572    2,302
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.898   $4.370   $5.637
Accumulation Unit Value, End of Period                                            $9.911   $6.898   $4.370   $5.637   $5.997
Number of Units Outstanding, End of Period                                             0        0       76      545    2,068
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.811
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.975   $5.984   $7.358
Accumulation Unit Value, End of Period                                           $10.158   $8.975   $5.984   $7.358   $7.650
Number of Units Outstanding, End of Period                                             0        0       55       17    5,503
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.633   $5.253   $6.955
Accumulation Unit Value, End of Period                                            $9.927   $7.633   $5.253   $6.955   $7.830
Number of Units Outstanding, End of Period                                             0        0       60       18      368
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.196   $7.791  $10.123
Accumulation Unit Value, End of Period                                           $10.359  $10.196   $7.791  $10.123  $11.067
Number of Units Outstanding, End of Period                                             0   10,100   13,476   20,083   23,653
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.810   $8.100   $5.412   $6.563
Accumulation Unit Value, End of Period                                            $9.810   $8.100   $5.412   $6.563   $6.990
Number of Units Outstanding, End of Period                                           576        0       58       19      382





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.686
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.230
Number of Units Outstanding, End of Period                                             -        -        -        -    1,381
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.942
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.509
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.407   $7.491   $9.380
Accumulation Unit Value, End of Period                                           $10.225   $9.407   $7.491   $9.380  $10.244
Number of Units Outstanding, End of Period                                             0    1,046    1,088    1,013      967
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.517   $6.514   $8.229
Accumulation Unit Value, End of Period                                           $10.316   $8.517   $6.514   $8.229   $9.399
Number of Units Outstanding, End of Period                                             0        0       87    2,070    3,175
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.290  $10.723
Accumulation Unit Value, End of Period                                                 -        -   $7.290  $10.723  $13.303
Number of Units Outstanding, End of Period                                             -        -        0        0      897
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.979   $5.450   $6.692
Accumulation Unit Value, End of Period                                            $9.817   $7.979   $5.450   $6.692   $6.909
Number of Units Outstanding, End of Period                                             0        0    5,560    5,951    7,436




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.254   $5.412   $6.701
Accumulation Unit Value, End of Period                                           $10.129   $7.254   $5.412   $6.701   $7.420
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495  $10.473   $7.871   $9.888
Accumulation Unit Value, End of Period                                           $10.495  $10.473   $7.871   $9.888  $10.536
Number of Units Outstanding, End of Period                                             0        0        0    1,371    1,295
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.242   $5.630   $6.793
Accumulation Unit Value, End of Period                                           $10.128   $7.242   $5.630   $6.793   $7.416
Number of Units Outstanding, End of Period                                             0        0        0   10,363   10,252
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.774   $6.491   $8.227
Accumulation Unit Value, End of Period                                           $10.401   $8.774   $6.491   $8.227   $9.111
Number of Units Outstanding, End of Period                                             0        0        0      818      782
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.021   $5.781   $7.446
Accumulation Unit Value, End of Period                                            $9.869   $8.021   $5.781   $7.446   $8.232
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.946   $8.166  $10.595
Accumulation Unit Value, End of Period                                           $10.319   $9.946   $8.166  $10.595  $11.962
Number of Units Outstanding, End of Period                                             0        0        0      372      371
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $7.393   $5.664   $7.108
Accumulation Unit Value, End of Period                                            $9.542   $7.393   $5.664   $7.108   $7.670
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.503   $9.370  $11.123
Accumulation Unit Value, End of Period                                           $10.277  $10.503   $9.370  $11.123  $12.124
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.539   $5.426   $3.009   $4.761
Accumulation Unit Value, End of Period                                            $9.593   $5.426   $3.009   $4.761   $4.843
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.318  $10.723  $10.769
Accumulation Unit Value, End of Period                                           $10.007  $10.318  $10.723  $10.769  $10.729
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.196  $10.177  $10.064
Accumulation Unit Value, End of Period                                           $10.017  $10.196  $10.177  $10.064   $9.972
Number of Units Outstanding, End of Period                                             0        0        0      821      746




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.591  $11.175  $11.905
Accumulation Unit Value, End of Period                                           $10.018  $10.591  $11.175  $11.905  $12.307
Number of Units Outstanding, End of Period                                             0        0        0    5,085    5,048
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.904   $6.550   $8.227
Accumulation Unit Value, End of Period                                            $9.978   $8.904   $6.550   $8.227   $8.938
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $9.115   $7.866   $9.755
Accumulation Unit Value, End of Period                                           $10.071   $9.115   $7.866   $9.755  $10.577
Number of Units Outstanding, End of Period                                             0        0        0      740      740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $8.352   $5.603   $6.459
Accumulation Unit Value, End of Period                                           $10.139   $8.352   $5.603   $6.459   $7.656
Number of Units Outstanding, End of Period                                             0        0        0    6,026    6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.310   $7.840  $11.527
Accumulation Unit Value, End of Period                                            $9.538   $8.310   $7.840  $11.527  $13.942
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.235   $5.807   $7.127
Accumulation Unit Value, End of Period                                            $9.829   $8.235   $5.807   $7.127   $7.545
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.706   $6.607   $8.270
Accumulation Unit Value, End of Period                                           $10.199   $8.706   $6.607   $8.270   $9.537
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.305  $10.173
Accumulation Unit Value, End of Period                                                 -        -   $7.305  $10.173  $12.152
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.940   $6.941   $9.649
Accumulation Unit Value, End of Period                                           $10.319   $9.940   $6.941   $9.649  $10.862
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.169  $10.469  $14.241
Accumulation Unit Value, End of Period                                           $10.025  $11.169  $10.469  $14.241  $19.081
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.116
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.043  $10.350
Accumulation Unit Value, End of Period                                                 -        -   $8.043  $10.350  $11.973
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.979   $4.390   $5.493
Accumulation Unit Value, End of Period                                            $9.838   $6.979   $4.390   $5.493   $5.775
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.589   $5.541   $7.050
Accumulation Unit Value, End of Period                                            $9.895   $7.589   $5.541   $7.050   $7.385
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.895   $4.364   $5.627
Accumulation Unit Value, End of Period                                            $9.911   $6.895   $4.364   $5.627   $5.982
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -   10.807
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.971   $5.977   $7.344
Accumulation Unit Value, End of Period                                           $10.158   $8.971   $5.977   $7.344   $7.631
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.630   $5.246   $6.942
Accumulation Unit Value, End of Period                                            $9.927   $7.630   $5.246   $6.942   $7.811
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.356  $10.534   $7.781  $10.104
Accumulation Unit Value, End of Period                                           $10.356  $10.534   $7.781  $10.104  $11.040
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $8.097   $5.406   $6.551
Accumulation Unit Value, End of Period                                            $9.807   $8.097   $5.406   $6.551   $6.973
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.682
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.226
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.938
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -   11.504
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.844   $7.482   $9.362
Accumulation Unit Value, End of Period                                           $10.225   $9.844   $7.482   $9.362  $10.219
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.514   $6.506   $8.214
Accumulation Unit Value, End of Period                                           $10.316   $8.514   $6.506   $8.214   $9.376
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.287  $10.712
Accumulation Unit Value, End of Period                                                 -        -   $7.287  $10.712  $13.282
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.976   $5.444   $6.680
Accumulation Unit Value, End of Period                                            $9.817   $7.976   $5.444   $6.680   $6.892
Number of Units Outstanding, End of Period                                             0        0        0        0        0




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.


(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.244   $5.390   $6.661
Accumulation Unit Value, End of Period                                           $10.129   $7.244   $5.390   $6.661   $7.360
Number of Units Outstanding, End of Period                                             0        0        0    1,847      997
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.752   $7.839   $9.828
Accumulation Unit Value, End of Period                                           $10.495   $9.752   $7.839   $9.828  $10.451
Number of Units Outstanding, End of Period                                             0   13,010   34,183   20,007   41,870
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.260   $5.608   $6.751
Accumulation Unit Value, End of Period                                           $10.128   $7.260   $5.608   $6.751   $7.357
Number of Units Outstanding, End of Period                                             0   21,280   28,648   26,500   46,242
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.384   $6.464   $8.177
Accumulation Unit Value, End of Period                                           $10.401   $8.384   $6.464   $8.177   $9.038
Number of Units Outstanding, End of Period                                             0    1,081    6,524   12,549   20,517
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.010   $5.758   $7.401
Accumulation Unit Value, End of Period                                            $9.869   $8.010   $5.758   $7.401   $8.166
Number of Units Outstanding, End of Period                                             0        0        0    1,439      778
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.483   $8.133  $10.531
Accumulation Unit Value, End of Period                                           $10.319   $9.483   $8.133  $10.531  $11.866
Number of Units Outstanding, End of Period                                             0    9,479   24,369    9,468   18,479
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $7.383   $5.641   $7.065
Accumulation Unit Value, End of Period                                            $9.542   $7.383   $5.641   $7.065   $7.608
Number of Units Outstanding, End of Period                                             0        0    3,013    1,471    1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593  $10.488   $9.332  $11.055
Accumulation Unit Value, End of Period                                            $9.593  $10.488   $9.332  $11.055  $12.027
Number of Units Outstanding, End of Period                                             0        0        0    8,960    8,960
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277   $5.419   $2.997   $4.733
Accumulation Unit Value, End of Period                                           $10.277   $5.419   $2.997   $4.733   $4.804
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.304  $10.680  $10.703
Accumulation Unit Value, End of Period                                           $10.007  $10.304  $10.680  $10.703  $10.643
Number of Units Outstanding, End of Period                                             0        0    2,753       66        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.183  $10.135  $10.003
Accumulation Unit Value, End of Period                                           $10.017  $10.183  $10.135  $10.003   $9.892
Number of Units Outstanding, End of Period                                             0        0      390      389    1,215




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.576  $11.130  $11.833
Accumulation Unit Value, End of Period                                           $10.018  $10.576  $11.130  $11.833  $12.208
Number of Units Outstanding, End of Period                                             0        0    4,182    5,233    2,307
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.892   $6.523   $8.177
Accumulation Unit Value, End of Period                                            $9.978   $8.892   $6.523   $8.177   $8.866
Number of Units Outstanding, End of Period                                             0        0        0    1,896    1,429
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.867   $7.834   $9.696
Accumulation Unit Value, End of Period                                           $10.072   $8.867   $7.834   $9.696  $10.492
Number of Units Outstanding, End of Period                                             0      996   10,041   13,255   11,233
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.380   $5.580   $6.420
Accumulation Unit Value, End of Period                                           $10.139   $7.380   $5.580   $6.420   $7.595
Number of Units Outstanding, End of Period                                             0   13,036   13,436    2,852    2,500
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.299   $7.808  $11.458
Accumulation Unit Value, End of Period                                            $9.538   $8.299   $7.808  $11.458  $13.829
Number of Units Outstanding, End of Period                                             0        0        0    2,080    1,662
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.224   $5.784   $7.084
Accumulation Unit Value, End of Period                                            $9.829   $8.224   $5.784   $7.084   $7.485
Number of Units Outstanding, End of Period                                             0        0        0    1,591      823
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.694   $6.580   $8.220
Accumulation Unit Value, End of Period                                           $10.199   $8.694   $6.580   $8.220   $9.460
Number of Units Outstanding, End of Period                                             0        0        0       25       24
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.295  $10.139
Accumulation Unit Value, End of Period                                                 -        -   $7.295  $10.139  $12.087
Number of Units Outstanding, End of Period                                             -        -        0      815    5,338
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.927   $6.913   $9.591
Accumulation Unit Value, End of Period                                           $10.320   $9.927   $6.913   $9.591  $10.775
Number of Units Outstanding, End of Period                                             0        0        0    4,464    3,952
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.154  $10.427  $14.154
Accumulation Unit Value, End of Period                                           $10.025  $11.154  $10.427  $14.154  $18.928
Number of Units Outstanding, End of Period                                             0        0        0      723      386
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.100
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.032  $10.316
Accumulation Unit Value, End of Period                                                 -        -   $8.032  $10.316  $11.909
Number of Units Outstanding, End of Period                                             -        -        0    1,032      546
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.969   $4.373   $5.459
Accumulation Unit Value, End of Period                                            $9.838   $6.969   $4.373   $5.459   $5.729
Number of Units Outstanding, End of Period                                             0        0    1,362    2,229      543
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.579   $5.518   $7.007
Accumulation Unit Value, End of Period                                            $9.895   $7.579   $5.518   $7.007   $7.325
Number of Units Outstanding, End of Period                                             0        0        0    1,791    1,018
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.886   $4.346   $5.592
Accumulation Unit Value, End of Period                                            $9.911   $6.886   $4.346   $5.592   $5.934
Number of Units Outstanding, End of Period                                             0        0        0    1,822      987
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.792
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.959   $5.953   $7.300
Accumulation Unit Value, End of Period                                           $10.159   $8.959   $5.953   $7.300   $7.570
Number of Units Outstanding, End of Period                                             0        0        0    3,110    3,110
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.619   $5.225   $6.900
Accumulation Unit Value, End of Period                                            $9.927   $7.619   $5.225   $6.900   $7.748
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.519   $7.750  $10.043
Accumulation Unit Value, End of Period                                           $10.359  $10.519   $7.750  $10.043  $10.951
Number of Units Outstanding, End of Period                                             0        0    2,436    7,853    7,361
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $8.086   $5.384   $6.512
Accumulation Unit Value, End of Period                                            $9.807   $8.086   $5.384   $6.512   $6.917
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.667
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.211
Number of Units Outstanding, End of Period                                             -        -        -        -    3,137
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.923
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.489
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.831   $7.451   $9.306
Accumulation Unit Value, End of Period                                           $10.225   $9.831   $7.451   $9.306  $10.137
Number of Units Outstanding, End of Period                                             0        0        0        0      595
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.502   $6.479   $8.164
Accumulation Unit Value, End of Period                                           $10.316   $8.502   $6.479   $8.164   $9.301
Number of Units Outstanding, End of Period                                             0        0        0    1,296        0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.277  $10.676
Accumulation Unit Value, End of Period                                                 -        -   $7.277  $10.676  $13.211
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.965   $5.421   $6.639
Accumulation Unit Value, End of Period                                            $9.817   $7.965   $5.421   $6.639   $6.837
Number of Units Outstanding, End of Period                                             0        0        0    1,508      853





*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







AssetManager Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II AssetManager Contracts.

No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth,
AIM V.I. MID CAP CORE EQUITY, FTVIP FRANKLIN HIGH INCOME, FTVIP Franklin Income
Securities, FTVIP MUTUAL SHARES SECURITIES and FTVIP Templeton Foreign
Securities Variable Sub-Accounts which were first offered on May 1, 2004.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH
BENEFIT, PERFORMANCE DEATH BENEFIT OR PERFORMANCE INCOME BENEFIT OPTION


For the Years beginning January 1* and ending December 31,                      1998      1999      2000      2001      2002
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                       -   $10.000   $14.440   $13.950    $9.808
Accumulation Unit Value, End of Period                                             -   $14.440   $13.950    $9.808    $7.462
Number of Units Outstanding, End of Period                                         -    40,515   169,792   146,885   113,524
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.095    $9.685   $10.026    $9.342
Accumulation Unit Value, End of Period                                       $10.095    $9.685   $10.026    $9.342    $7.528
Number of Units Outstanding, End of Period                                   165,990   662,841   676,030   595,066   482,111
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.267   $16.005   $13.790    $9.912
Accumulation Unit Value, End of Period                                       $10.267   $16.005   $13.790    $9.912    $7.676
Number of Units Outstanding, End of Period                                    80,117   471,331   719,408   593,026   488,242
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.008   $11.432   $10.686    $8.638
Accumulation Unit Value, End of Period                                        $9.008   $11.432   $10.686    $8.638    $6.677
Number of Units Outstanding, End of Period                                   206,430   194,903   317,816   219,597   178,237
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.562   $11.926    $9.686    $7.299
Accumulation Unit Value, End of Period                                        $9.652   $11.926    $9.686    $7.299    $5.681
Number of Units Outstanding, End of Period                                    24,807    72,820   186,984   126,986    92,545
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.881   $11.135   $10.673    $9.835
Accumulation Unit Value, End of Period                                        $9.881   $11.135   $10.673    $9.835    $8.457
Number of Units Outstanding, End of Period                                    39,311   128,434   151,997   123,727   108,424
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                 $10.000    $8.861    $8.593    $5.726    $3.728
Accumulation Unit Value, End of Period                                        $8.861    $8.593    $5.726    $3.728    $3.403
Number of Units Outstanding, End of Period                                    38,215   123,235    97,153    95,027    63,206
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.679   $10.186   $10.030   $10.085
Accumulation Unit Value, End of Period                                        $9.679   $10.186   $10.030   $10.085    $9.156
Number of Units Outstanding, End of Period                                    16,832    52,500    44,355    41,961    32,451
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                       -         -         -   $10.000    $5.214
Accumulation Unit Value, End of Period                                             -         -         -    $5.214    $2.917
Number of Units Outstanding, End of Period                                         -         -         -     5,812     4,384
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                       -   $10.000   $10.040   $10.447   $10.958
Accumulation Unit Value, End of Period                                             -   $10.040   $10.447   $10.958   $11.209
Number of Units Outstanding, End of Period                                         -    11,485    17,362    54,309   101,742
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.147   $10.450   $10.896   $11.127
Accumulation Unit Value, End of Period                                       $10.147   $10.450   $10.896   $11.127   $11.084
Number of Units Outstanding, End of Period                                    85,827   436,501   507,405   390,317   614,965




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.353    $9.737   $10.633   $11.451
Accumulation Unit Value, End of Period                                       $10.353    $9.737   $10.633   $11.451   $11.876
Number of Units Outstanding, End of Period                                    52,778   249,824   240,877   253,101   234,391
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.376   $12.263   $10.924    $9.423
Accumulation Unit Value, End of Period                                       $10.376   $12.263   $10.924    $9.423    $7.179
Number of Units Outstanding, End of Period                                   104,952   349,707   461,674   370,671   326,642
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.337   $11.920   $11.914   $10.518
Accumulation Unit Value, End of Period                                       $10.337   $11.920   $11.914   $10.518    $9.316
Number of Units Outstanding, End of Period                                    24,056   162,824   255,791   232,782   190,104
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.898   $12.073   $12.229    $8.925
Accumulation Unit Value, End of Period                                       $10.898   $12.073   $12.229    $8.925    $6.767
Number of Units Outstanding, End of Period                                    33,289   165,102   237,119   165,598   138,463
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                 $10.000    $8.114   $15.529    $9.326    $8.572
Accumulation Unit Value, End of Period                                        $8.114   $15.529    $9.326    $8.572    $7.675
Number of Units Outstanding, End of Period                                     3,925    16,698    23,245    15,996    12,851
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.877   $13.539   $11.746    $9.800
Accumulation Unit Value, End of Period                                        $9.877   $13.539   $11.746    $9.800    $6.948
Number of Units Outstanding, End of Period                                    17,925   104,259   160,415   117,282    94,744
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                 $10.000    $8.758   $10.777    $9.278    $7.359
Accumulation Unit Value, End of Period                                        $8.758   $10.777    $9.278    $7.359    $6.017
Number of Units Outstanding, End of Period                                     9,575    30,807    54,387    60,763    43,277
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.308
Number of Units Outstanding, End of Period                                         -         -         -         -       245
VAN KAMPEN UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                       -         -         -   $10.000   $12.092
Accumulation Unit Value, End of Period                                             -         -         -   $12.092    $8.555
Number of Units Outstanding, End of Period                                         -         -         -         -    16,432
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.110    $8.822   $11.211   $12.104
Accumulation Unit Value, End of Period                                        $9.110    $8.822   $11.211   $12.104   $11.723
Number of Units Outstanding, End of Period                                    17,463    33,042        37    34,032    41,533
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
Accumulation Unit Value, Beginning of Period                                       -         -         -         -         -
Accumulation Unit Value, End of Period                                             -         -         -         -         -
Number of Units Outstanding, End of Period                                         -         -         -         -         -
VAN KAMPEN LIT COMSTOCK (CLASS I)
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.046
Number of Units Outstanding, End of Period                                         -         -         -         -    11,379
VAN KAMPEN LIT EMERGING GROWTH (CLASS I)
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.504   $21.101   $18.637   $12.548
Accumulation Unit Value, End of Period                                       $10.504   $21.101   $18.637   $12.548    $8.327
Number of Units Outstanding, End of Period                                    31,051   108,684   215,874   356,106   151,811
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.803
Number of Units Outstanding, End of Period                                         -         -         -         -     2,819
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.391
Number of Units Outstanding, End of Period                                         -         -         -         -       105
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.577
Number of Units Outstanding, End of Period                                         -         -         -         -     4,739
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -         8
Number of Units Outstanding, End of Period                                         -         -         -         -       780
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.448
Number of Units Outstanding, End of Period                                         -         -         -         -    30,097
ALLIANCEBERNSTEIN LARGE CAP GROWTH (3)
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.745
Number of Units Outstanding, End of Period                                         -         -         -         -     2,185





PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -         8
Number of Units Outstanding, End of Period                                         -         -         -         -     3,249
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.760
Number of Units Outstanding, End of Period                                         -         -         -         -     3,143
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.290
Number of Units Outstanding, End of Period                                         -         -         -         -     2,498
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.966
Number of Units Outstanding, End of Period                                         -         -         -         -       602







For the Years beginning January 1* and ending December 31,                                                 2003         2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.462       $9.246
Accumulation Unit Value, End of Period                                                                   $9.246      $10.243
Number of Units Outstanding, End of Period                                                              101,331       87,192
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                             $7.528       $9.464
Accumulation Unit Value, End of Period                                                                   $9.464      $10.089
Number of Units Outstanding, End of Period                                                              410,795      379,543
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.676       $9.266
Accumulation Unit Value, End of Period                                                                   $9.266      $10.123
Number of Units Outstanding, End of Period                                                              428,325      370,700
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                                             $6.677       $8.468
Accumulation Unit Value, End of Period                                                                   $8.468       $9.384
Number of Units Outstanding, End of Period                                                              163,529      137,325
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                             $5.681       $7.322
Accumulation Unit Value, End of Period                                                                   $7.322       $8.099
Number of Units Outstanding, End of Period                                                               86,028       82,548
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                             $8.457      $10.979
Accumulation Unit Value, End of Period                                                                  $10.979      $12.403
Number of Units Outstanding, End of Period                                                               98,048      100,200
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                             $3.403       $4.273
Accumulation Unit Value, End of Period                                                                   $4.273       $4.613
Number of Units Outstanding, End of Period                                                               81,484       76,153
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                             $9.156      $10.875
Accumulation Unit Value, End of Period                                                                  $10.875      $11.862
Number of Units Outstanding, End of Period                                                               30,882       31,042
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                             $2.917       $4.618
Accumulation Unit Value, End of Period                                                                   $4.618       $4.700
Number of Units Outstanding, End of Period                                                               18,200       18,200
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                            $11.209      $11.263
Accumulation Unit Value, End of Period                                                                  $11.263      $11.228
Number of Units Outstanding, End of Period                                                               75,168       48,852
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                            $11.084      $10.967
Accumulation Unit Value, End of Period                                                                  $10.967      $10.874
Number of Units Outstanding, End of Period                                                              564,622      273,693




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                                            $11.876      $12.660
Accumulation Unit Value, End of Period                                                                  $12.660      $13.095
Number of Units Outstanding, End of Period                                                              192,436      167,265
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                             $7.179       $9.023
Accumulation Unit Value, End of Period                                                                   $9.023       $9.809
Number of Units Outstanding, End of Period                                                              330,555      297,614
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                             $9.316      $11.560
Accumulation Unit Value, End of Period                                                                  $11.560      $12.542
Number of Units Outstanding, End of Period                                                              181,867      170,345
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                             $6.767       $7.805
Accumulation Unit Value, End of Period                                                                   $7.805       $9.257
Number of Units Outstanding, End of Period                                                              126,341      114,944
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(CLASS I)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.675      $11.292
Accumulation Unit Value, End of Period                                                                  $11.292      $13.665
Number of Units Outstanding, End of Period                                                               19,959       24,820
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                             $6.948       $8.533
Accumulation Unit Value, End of Period                                                                   $8.533       $9.039
Number of Units Outstanding, End of Period                                                               85,292       71,044
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                             $6.017       $7.537
Accumulation Unit Value, End of Period                                                                   $7.537       $8.696
Number of Units Outstanding, End of Period                                                               74,192       37,516
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                             $7.308      $10.183
Accumulation Unit Value, End of Period                                                                  $10.183      $12.171
Number of Units Outstanding, End of Period                                                                5,371       14,970
VAN KAMPEN UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                             $8.555      $11.899
Accumulation Unit Value, End of Period                                                                  $11.899      $13.403
Number of Units Outstanding, End of Period                                                               21,782       32,395
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                            $11.804      $15.955
Accumulation Unit Value, End of Period                                                                  $15.955      $21.391
Number of Units Outstanding, End of Period                                                               32,044       18,932
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
Accumulation Unit Value, Beginning of Period                                                                  -      $10.000
Accumulation Unit Value, End of Period                                                                        -      $11.120
Number of Units Outstanding, End of Period                                                                    -        1,989
VAN KAMPEN LIT COMSTOCK (CLASS I)
Accumulation Unit Value, Beginning of Period                                                             $8.046      $10.361
Accumulation Unit Value, End of Period                                                                  $10.361      $11.992
Number of Units Outstanding, End of Period                                                               45,929       80,652
VAN KAMPEN LIT EMERGING GROWTH (CLASS I)
Accumulation Unit Value, Beginning of Period                                                             $8.327      $10.424
Accumulation Unit Value, End of Period                                                                  $10.424      $10.967
Number of Units Outstanding, End of Period                                                              131,014       98,258
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                             $8.803      $11.207
Accumulation Unit Value, End of Period                                                                  $11.207      $11.746
Number of Units Outstanding, End of Period                                                                1,895        2,398
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                             $7.391       $9.535
Accumulation Unit Value, End of Period                                                                   $9.535      $10.143
Number of Units Outstanding, End of Period                                                                  128          387
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.577       $9.316
Accumulation Unit Value, End of Period                                                                   $9.316       $9.686
Number of Units Outstanding, End of Period                                                                5,093        2,741
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                             $8.214      $10.876
Accumulation Unit Value, End of Period                                                                  $10.876      $12.244
Number of Units Outstanding, End of Period                                                                2,629        4,696
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $8.448      $10.976
Accumulation Unit Value, End of Period                                                                  $10.976      $12.000
Number of Units Outstanding, End of Period                                                               44,199       52,508
ALLIANCEBERNSTEIN LARGE CAP GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                             $7.745       $9.391
Accumulation Unit Value, End of Period                                                                   $9.391      $10.002
Number of Units Outstanding, End of Period                                                                2,185        5,044





PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $8.463      $10.597
Accumulation Unit Value, End of Period                                                                  $10.597      $11.574
Number of Units Outstanding, End of Period                                                                3,572        4,626
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                             $8.760      $11.067
Accumulation Unit Value, End of Period                                                                  $11.067      $12.640
Number of Units Outstanding, End of Period                                                                3,596        9,578
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                             $7.290      $10.723
Accumulation Unit Value, End of Period                                                                  $10.723      $13.303
Number of Units Outstanding, End of Period                                                                2,856       11,323
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                             $7.966       $9.781
Accumulation Unit Value, End of Period                                                                   $9.781      $10.098
Number of Units Outstanding, End of Period                                                                  599          604




*The Contracts including the Enhanced Death Benefit Option, the Performance
   Death Benefit Option, and the Performance Income Benefit Option were first offered on July 20, 1998. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the MORGAN STANLEY VIS LIMITED DURATION and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Information Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, ALLIANCEBERNSTEIN Variable Products Series Fund and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Van Kampen UIF Mid Cap Value, Van Kampen LIT Comstock and LSA AGGRESSIVE GROWTH (3) Sub-Accounts which were first offered under the Contracts on May 1, 2002. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                        Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company                                                 Statement of Additional Information
Allstate Financial Advisors Separate Account I                                                 Dated April 30, 2005
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,837,384, $30,408,546, and $25,689,897 for the years 2002, 2003 and 2004 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2004 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.





                                   APPENDIX A

                            ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Morgan Stanley VIS Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth,
AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,             2000     2001      2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $9.670    $6.801    $5.171    $6.408
Accumulation Unit Value, End of Period                                $9.670   $6.801    $5.171    $6.408    $7.101
Number of Units Outstanding, End of Period                           383,413  454,677    62,720   417,628   356,858
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000  $10.675    $9.948    $8.014   $10.070
Accumulation Unit Value, End of Period                               $10.675   $9.948    $8.014   $10.070   $10.736
Number of Units Outstanding, End of Period                           438,7181,236,410 1,359,754 1,396,083 1,258,432
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $9.521    $6.841    $5.295    $6.393
Accumulation Unit Value, End of Period                                $9.521   $6.841    $5.295    $6.393    $6.984
Number of Units Outstanding, End of Period                         1,035,1411,706,161 1,693,321 1,683,190 1,443,163
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                         $10.000   $9.183    $7.426    $5.742    $7.282
Accumulation Unit Value, End of Period                                $9.183   $7.426    $5.742    $7.282    $8.070
Number of Units Outstanding, End of Period                           284,828  418,373   395,883   425,781   381,556
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                         $10.000   $8.407    $6.334    $4.934    $6.356
Accumulation Unit Value, End of Period                                $8.407   $6.334    $4.934    $6.356    $7.032
Number of Units Outstanding, End of Period                           181,032  227,577   151,012   145,534   137,568
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $9.924    $9.147    $7.866   $10.203
Accumulation Unit Value, End of Period                                $9.924   $9.147    $7.866   $10.203   $11.526
Number of Units Outstanding, End of Period                            73,926  176,270   287,520   333,317   322,125
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                         $10.000   $6.939    $4.518    $4.124    $5.178
Accumulation Unit Value, End of Period                                $6.939   $4.518    $4.124    $5.178    $5.589
Number of Units Outstanding, End of Period                            40,393  179,817   243,294   421,935   356,879
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                         $10.000  $10.022   $10.082    $9.143   $10.857
Accumulation Unit Value, End of Period                               $10.022  $10.082    $9.143   $10.857   $11.844
Number of Units Outstanding, End of Period                            17,095  108,292   164,567   206,462   203,182
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                         $10.000   $9.290    $5.218    $2.916    $4.614
Accumulation Unit Value, End of Period                                $9.290   $5.218    $2.916    $4.614    $4.699
Number of Units Outstanding, End of Period                            57,578  146,827   146,097   175,714   121,810
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                         $10.000  $10.295   $10.802   $11.048   $11.101
Accumulation Unit Value, End of Period                               $10.295  $10.802   $11.048   $11.101   $11.066
Number of Units Outstanding, End of Period                            32,340  200,505   576,822   602,541   603,850
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                         $10.000  $10.254   $10.471   $10.429   $10.319
Accumulation Unit Value, End of Period                               $10.254  $10.471   $10.429   $10.319   $10.230
Number of Units Outstanding, End of Period                           333,297  951,781 1,463,833   908,235   616,028




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                         $10.000  $10.741   $11.569   $11.999   $12.779
Accumulation Unit Value, End of Period                               $10.741  $11.569   $11.999   $12.779   $13.230
Number of Units Outstanding, End of Period                           106,629  644,029   956,318   829,644   764,010
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                         $10.000   $8.952    $7.715    $5.878    $7.387
Accumulation Unit Value, End of Period                                $8.952   $7.715    $5.878    $7.387    $8.027
Number of Units Outstanding, End of Period                           424,4651,051,174 1,366,831 1,426,535 1,328,127
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                         $10.000   $9.915    $8.752    $7.751    $9.614
Accumulation Unit Value, End of Period                                $9.915   $8.752    $7.751    $9.614   $10.431
Number of Units Outstanding, End of Period                           474,436  917,051 1,027,725 1,038,099   945,026
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                         $10.000  $10.122    $7.381    $5.594    $6.459
Accumulation Unit Value, End of Period                               $10.122   $7.381    $5.594    $6.459    $7.655
Number of Units Outstanding, End of Period                           377,975  647,789   595,281   584,580   514,501
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $6.381    $5.879    $5.277    $7.782
Accumulation Unit Value, End of Period                                $6.381   $5.879    $5.277    $7.782    $9.441
Number of Units Outstanding, End of Period                            31,762   66,955   118,128   112,751   110,348
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $8.329    $6.966    $4.951    $6.094
Accumulation Unit Value, End of Period                                $8.329   $6.966    $4.951    $6.094    $6.472
Number of Units Outstanding, End of Period                           441,371  657,405   595,843   559,323   530,988
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                         $10.000   $9.047    $7.194    $5.896    $7.403
Accumulation Unit Value, End of Period                                $9.047   $7.194    $5.896    $7.403    $8.562
Number of Units Outstanding, End of Period                            38,115  134,109   133,204   169,601   181,261
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                               -        -   $10.000    $7.319   $10.224
Accumulation Unit Value, End of Period                                     -        -    $7.319   $10.224   $12.250
Number of Units Outstanding, End of Period                                 -        -    50,957   107,052   121,693
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                         $10.000  $10.224    $9.755    $6.918    $9.646
Accumulation Unit Value, End of Period                               $10.224   $9.755    $6.918    $9.646   $10.892
Number of Units Outstanding, End of Period                            88,818  432,708   600,780   583,068   557,824
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                         $10.000  $11.494   $12.439   $12.076   $16.476
Accumulation Unit Value, End of Period                               $11.494  $12.439   $12.076   $16.476   $22.142
Number of Units Outstanding, End of Period                            25,524   72,958   131,902   139,260   126,800
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $11.138
Number of Units Outstanding, End of Period                                 -        -         -         -    23,031
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                               -        -   $10.000    $8.047   $10.369
Accumulation Unit Value, End of Period                                     -        -    $8.047   $10.369   $11.997
Number of Units Outstanding, End of Period                                 -        -   280,004   506,782   644,084
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                         $10.000   $8.123    $5.483    $3.647    $4.576
Accumulation Unit Value, End of Period                                $8.123   $5.483    $3.647    $4.576    $4.826
Number of Units Outstanding, End of Period                           788,781  840,217   684,505   640,748   550,386
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                               -  $10.000    $8.099    $5.374    $6.727
Accumulation Unit Value, End of Period                                     -   $8.099    $5.374    $6.727    $7.077
Number of Units Outstanding, End of Period                                 -  172,187   270,543   292,764   259,756
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                         $10.000   $8.279    $6.257    $4.664    $5.952
Accumulation Unit Value, End of Period                                $8.279   $6.257    $4.664    $5.952    $6.253
Number of Units Outstanding, End of Period                           255,570  334,318   350,929   330,297   304,454
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $7.394    $4.816    $3.276    $4.236
Accumulation Unit Value, End of Period                                $7.394   $4.816    $3.276    $4.236    $4.517
Number of Units Outstanding, End of Period                           213,188  309,959   366,410   369,544   281,622
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $10.829
Number of Units Outstanding, End of Period                                 -        -         -         -     6,246
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $8.315    $7.163    $4.922    $6.066
Accumulation Unit Value, End of Period                                $8.315   $7.163    $4.922    $6.066    $6.322
Number of Units Outstanding, End of Period                           473,796  920,110   936,784   811,910   679,848
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $7.994    $6.014    $4.250    $5.641
Accumulation Unit Value, End of Period                                $7.994   $6.014    $4.250    $5.641    $6.366
Number of Units Outstanding, End of Period                           132,881  228,473   214,930   255,157   270,886
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000  $10.235   $10.099    $7.735   $10.074
Accumulation Unit Value, End of Period                               $10.235  $10.099    $7.735   $10.074   $11.040
Number of Units Outstanding, End of Period                           146,8201,033,578 1,215,178 1,184,630 1,062,106
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                         $10.000   $7.973    $6.488    $4.421    $5.374
Accumulation Unit Value, End of Period                                $7.973   $6.488    $4.421    $5.374    $5.737
Number of Units Outstanding, End of Period                           403,783  539,301   541,542   533,138   458,318





Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $10.703
Number of Units Outstanding, End of Period                                 -        -         -         -     2,191
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $11.249
Number of Units Outstanding, End of Period                                 -        -         -         -    27,352
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $10.960
Number of Units Outstanding, End of Period                                 -        -         -         -     7,179
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $11.528
Number of Units Outstanding, End of Period                                 -        -         -         -    17,571
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000  $10.556    $9.735    $7.771    $9.753
Accumulation Unit Value, End of Period                               $10.556   $9.735    $7.771    $9.753   $10.678
Number of Units Outstanding, End of Period                             3,293  285,053   344,419   304,659   285,760
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $9.009    $7.046    $5.716    $7.239
Accumulation Unit Value, End of Period                                $9.009   $7.046    $5.716    $7.239    $8.288
Number of Units Outstanding, End of Period                           267,159  434,350   588,980   533,525   472,533
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                               -        -   $10.000    $7.301   $10.766
Accumulation Unit Value, End of Period                                     -        -    $7.301   $10.766   $13.389
Number of Units Outstanding, End of Period                                 -        -    71,944   123,936   127,561
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                         $10.000   $8.111    $6.200    $4.488    $5.524
Accumulation Unit Value, End of Period                                $8.111   $6.200    $4.488    $5.524    $5.716
Number of Units Outstanding, End of Period                           307,692  600,738   662,928   621,618   545,296





*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE   CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  DEATH  BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31),           2000      2001      2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $9.664    $6.789    $5.156    $6.383
Accumulation Unit Value, End of Period                               $9.664    $6.789    $5.156    $6.383    $7.066
Number of Units Outstanding, End of Period                          256,441   436,004   500,733   490,963   427,422
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000   $10.669    $9.930    $7.991   $10.030
Accumulation Unit Value, End of Period                              $10.669    $9.930    $7.991   $10.030   $10.682
Number of Units Outstanding, End of Period                          279,490   994,366 1,381,111 1,488,302 1,347,847
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $9.515    $6.829    $5.280    $6.368
Accumulation Unit Value, End of Period                               $9.515    $6.829    $5.280    $6.368    $6.949
Number of Units Outstanding, End of Period                          692,900 1,351,618 1,722,405 1,791,930 1,549,931
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                        $10.000    $9.178    $7.414    $5.726    $7.253
Accumulation Unit Value, End of Period                               $9.178    $7.414    $5.726    $7.253    $8.030
Number of Units Outstanding, End of Period                          222,221   359,098   441,085   462,045   433,021
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                        $10.000    $8.402    $6.323    $4.920    $6.331
Accumulation Unit Value, End of Period                               $8.402    $6.323    $4.920    $6.331    $6.997
Number of Units Outstanding, End of Period                          110,885   137,873   127,797   133,453   131,478
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $9.918    $9.131    $7.844   $10.163
Accumulation Unit Value, End of Period                               $9.918    $9.131    $7.844   $10.163   $11.468
Number of Units Outstanding, End of Period                           34,125   173,267   358,014   446,295   481,525
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                        $10.000    $6.935    $4.510    $4.112    $5.157
Accumulation Unit Value, End of Period                               $6.935    $4.510    $4.112    $5.157    $5.561
Number of Units Outstanding, End of Period                          139,820   213,247   335,188   642,860   540,477
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                        $10.000   $10.016   $10.065    $9.118   $10.814
Accumulation Unit Value, End of Period                              $10.016   $10.065    $9.118   $10.814   $11.785
Number of Units Outstanding, End of Period                           36,714   150,236   248,486 1,168,417 1,004,477
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                        $10.000    $9.289    $5.211    $2.909    $4.598
Accumulation Unit Value, End of Period                               $9.289    $5.211    $2.909    $4.598    $4.677
Number of Units Outstanding, End of Period                           26,108   170,133   152,195   172,759   166,130
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                        $10.000   $10.289   $10.783   $11.017   $11.058
Accumulation Unit Value, End of Period                              $10.289   $10.783   $11.017   $11.058   $11.011
Number of Units Outstanding, End of Period                           21,819   335,922   858,697 1,125,940   951,252
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                        $10.000   $10.248   $10.453   $10.400   $10.278
Accumulation Unit Value, End of Period                              $10.248   $10.453   $10.400   $10.278   $10.178
Number of Units Outstanding, End of Period                          322,690 1,095,666 1,597,019 1,123,944   741,890
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                        $10.000   $10.248   $11.549   $11.965   $12.729
Accumulation Unit Value, End of Period                              $10.248   $11.549   $11.965   $12.729   $13.164
Number of Units Outstanding, End of Period                           83,975   821,947 1,812,603 1,527,428 1,301,953
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                        $10.000    $8.946    $7.702    $5.862    $7.358
Accumulation Unit Value, End of Period                               $8.946    $7.702    $5.862    $7.358    $7.987
Number of Units Outstanding, End of Period                          283,453   851,343 1,585,106 2,047,393 1,910,356
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                        $10.000    $9.909    $8.837    $7.729    $9.577
Accumulation Unit Value, End of Period                               $9.909    $8.837    $7.729    $9.577   $10.379
Number of Units Outstanding, End of Period                          456,525   932,911 1,309,753 1,377,829 1,334,249
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                        $10.000   $10.116    $7.369    $5.578    $6.433
Accumulation Unit Value, End of Period                              $10.116    $7.369    $5.578    $6.433    $7.616
Number of Units Outstanding, End of Period                          357,734   564,418   668,026   734,509   657,696
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $6.377    $5.869    $5.262    $7.752
Accumulation Unit Value, End of Period                               $6.377    $5.869    $5.262    $7.752    $9.393
Number of Units Outstanding, End of Period                           78,128   125,949   172,084   144,846   150,964
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $8.324    $6.954    $4.937    $6.071
Accumulation Unit Value, End of Period                               $8.324    $6.954    $4.937    $6.071    $6.439
Number of Units Outstanding, End of Period                          301,548   431,332   456,897   532,130   514,290
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                        $10.000    $9.041    $7.181    $5.880    $7.374
Accumulation Unit Value, End of Period                               $9.041    $7.181    $5.880    $7.374    $8.519
Number of Units Outstanding, End of Period                           73,831   120,221   163,628   236,961   238,284
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              -         -   $10.000    $7.314   $10.205
Accumulation Unit Value, End of Period                                    -         -    $7.314   $10.205   $12.214
Number of Units Outstanding, End of Period                                -         -    78,423   184,747   188,752
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                        $10.000   $10.217    $9.739    $6.899    $9.609
Accumulation Unit Value, End of Period                              $10.217    $9.739    $6.899    $9.609   $10.837
Number of Units Outstanding, End of Period                           98,471   484,236   930,000 1,028,980   936,164
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                        $10.000   $11.487   $12.418   $12.042   $16.411
Accumulation Unit Value, End of Period                              $11.487   $12.418   $12.042   $16.411   $22.031
Number of Units Outstanding, End of Period                           23,718    90,218   200,431   234,006   215,474
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $11.130
Number of Units Outstanding, End of Period                                -         -         -         -    35,346
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                              -         -   $10.000    $8.041   $10.350
Accumulation Unit Value, End of Period                                    -         -    $8.041   $10.350   $11.962
Number of Units Outstanding, End of Period                                -         -   663,761 1,266,222 1,531,776
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                        $10.000    $8.118    $5.473    $3.637    $4.558
Accumulation Unit Value, End of Period                               $8.118    $5.473    $3.637    $4.558    $4.802
Number of Units Outstanding, End of Period                          663,700   845,177   708,543   656,167   528,663
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                              -   $10.000    $8.094    $5.364    $6.707
Accumulation Unit Value, End of Period                                    -    $8.094    $5.364    $6.707    $7.049
Number of Units Outstanding, End of Period                                -   182,095   495,589   500,983   461,976
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                        $10.000    $8.273    $6.247    $4.650    $5.928
Accumulation Unit Value, End of Period                               $8.273    $6.247    $4.650    $5.928    $6.221
Number of Units Outstanding, End of Period                          146,236   267,191   412,123   599,760   533,269
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $7.389    $4.808    $3.266    $4.219
Accumulation Unit Value, End of Period                               $7.389    $4.808    $3.266    $4.219    $4.494
Number of Units Outstanding, End of Period                          130,991   261,294   300,698   639,602   607,111
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $10.821
Number of Units Outstanding, End of Period                                -         -         -         -    17,828
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $8.310    $7.151    $4.908    $6.042
Accumulation Unit Value, End of Period                               $8.310    $7.151    $4.908    $6.042    $6.290
Number of Units Outstanding, End of Period                          345,205   940,100   976,836   942,645   840,134
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $7.989    $6.003    $4.238    $5.619
Accumulation Unit Value, End of Period                               $7.989    $6.003    $4.238    $5.619    $6.334
Number of Units Outstanding, End of Period                          126,220   223,872   302,481   421,273   451,056
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                        $10.000   $10.228   $10.081    $7.713   $10.035
Accumulation Unit Value, End of Period                              $10.228   $10.081    $7.713   $10.035   $10.985
Number of Units Outstanding, End of Period                          139,161 1,024,922 1,562,496 1,690,954 1,671,288
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                        $10.000    $7.968    $6.477    $4.408    $5.353
Accumulation Unit Value, End of Period                               $7.968    $6.477    $4.408    $5.353    $5.708
Number of Units Outstanding, End of Period                          373,195   577,287   602,725   766,215   721,643
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $10.695
Number of Units Outstanding, End of Period                                -         -         -         -    15,886
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $11.240
Number of Units Outstanding, End of Period                                -         -         -         -    42,318
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $10.952
Number of Units Outstanding, End of Period                                -         -         -         -    24,502
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $11.519
Number of Units Outstanding, End of Period                                -         -         -         -    44,013
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                        $10.000   $10.549    $9.718    $7.749    $9.715
Accumulation Unit Value, End of Period                              $10.549    $9.718    $7.749    $9.715   $10.624
Number of Units Outstanding, End of Period                           59,847   313,375   545,726   744,288   591,161
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $9.003    $7.034    $5.700    $7.210
Accumulation Unit Value, End of Period                               $9.003    $7.034    $5.700    $7.210    $8.246
Number of Units Outstanding, End of Period                          180,652   401,979   569,619   564,642   516,366
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                              -         -   $10.000    $7.296   $10.746
Accumulation Unit Value, End of Period                                    -         -    $7.296   $10.746   $13.349
Number of Units Outstanding, End of Period                                -         -   305,980   445,143   485,217
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                        $10.000    $8.106    $6.189    $4.475    $5.502
Accumulation Unit Value, End of Period                               $8.106    $6.189    $4.475    $5.502    $5.688
Number of Units Outstanding, End of Period                          292,798   570,627   734,266   661,226   617,844






*Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.











ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE  CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  INCOME  BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                  2000    2001     2002    2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $9.661   $6.783  $5.148   $6.369
Accumulation Unit Value, End of Period                                     $9.661  $6.783   $5.148  $6.369   $7.046
Number of Units Outstanding, End of Period                                 42,754 174,685  256,420 295,950  262,263
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000 $10.665   $9.921  $7.979  $10.009
Accumulation Unit Value, End of Period                                    $10.665  $9.921   $7.979 $10.009  $10.653
Number of Units Outstanding, End of Period                                 21,693 235,720  421,155 500,347  472,460
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $9.512   $6.823  $5.272   $6.355
Accumulation Unit Value, End of Period                                     $9.512  $6.823   $5.272  $6.355   $6.930
Number of Units Outstanding, End of Period                                 85,912 365,394  584,017 663,185  624,822
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                              $10.000  $9.175   $7.407  $5.717   $7.238
Accumulation Unit Value, End of Period                                     $9.175  $7.407   $5.717  $7.238   $8.008
Number of Units Outstanding, End of Period                                 33,630 125,570  273,929 298,415  282,437
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000  $8.399   $6.317  $4.912   $6.318
Accumulation Unit Value, End of Period                                     $8.399  $6.317   $4.912  $6.318   $6.978
Number of Units Outstanding, End of Period                                 29,414  52,850   75,455  95,232   82,030
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $9.914   $9.123  $7.832  $10.141
Accumulation Unit Value, End of Period                                     $9.914  $9.123   $7.832 $10.141  $11.437
Number of Units Outstanding, End of Period                                    725  71,662  195,517 283,850  346,948
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000  $6.933   $4.506  $4.106   $5.146
Accumulation Unit Value, End of Period                                     $6.933  $4.506   $4.106  $5.146   $5.546
Number of Units Outstanding, End of Period                                  6,400  60,626  144,983 313,755  364,784
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000 $10.013  $10.055  $9.103  $10.791
Accumulation Unit Value, End of Period                                    $10.013 $10.055   $9.103 $10.791  $11.752
Number of Units Outstanding, End of Period                                      0  37,712   82,651 129,269  143,673
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                              $10.000  $9.288   $5.208  $2.905   $4.589
Accumulation Unit Value, End of Period                                     $9.288  $5.208   $2.905  $4.589   $4.666
Number of Units Outstanding, End of Period                                  1,995  67,595  119,487 166,922  142,196
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000 $10.285  $10.773 $11.000  $11.034
Accumulation Unit Value, End of Period                                    $10.285 $10.773  $11.000 $11.034  $10.981
Number of Units Outstanding, End of Period                                  8,832 139,644  562,816 651,487  590,495
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000 $10.244  $10.443 $10.384  $10.256
Accumulation Unit Value, End of Period                                    $10.244 $10.443  $10.384 $10.256  $10.151
Number of Units Outstanding, End of Period                                 42,625 473,269  651,222 349,472  297,482
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                              $10.000 $10.730  $11.538 $11.947  $12.702
Accumulation Unit Value, End of Period                                    $10.730 $11.538  $11.947 $12.702  $13.128
Number of Units Outstanding, End of Period                                 11,910 208,135  449,444 438,057  459,141
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000  $8.943   $7.694  $5.853   $7.342
Accumulation Unit Value, End of Period                                     $8.943  $7.694   $5.853  $7.342   $7.965
Number of Units Outstanding, End of Period                                 18,563 314,650  639,982 827,234  813,625
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000  $9.905   $8.729  $7.717   $9.556
Accumulation Unit Value, End of Period                                     $9.905  $8.729   $7.717  $9.556  $10.351
Number of Units Outstanding, End of Period                                 18,516 202,350  296,576 396,752  434,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000 $10.113   $7.362  $5.570   $6.420
Accumulation Unit Value, End of Period                                    $10.113  $7.362   $5.570  $6.420   $7.595
Number of Units Outstanding, End of Period                                 14,072 113,013  146,863 153,059  177,833
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $6.375   $5.863  $5.254   $7.735
Accumulation Unit Value, End of Period                                     $6.375  $5.863   $5.254  $7.735   $9.367
Number of Units Outstanding, End of Period                                 28,025  39,539  126,816 163,520  191,255
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $8.321   $6.947  $4.929   $6.058
Accumulation Unit Value, End of Period                                     $8.321  $6.947   $4.929  $6.058   $6.422
Number of Units Outstanding, End of Period                                 28,025  66,571  157,942 255,722  246,238
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000  $9.038   $7.175  $5.871   $7.358
Accumulation Unit Value, End of Period                                     $9.038  $7.175   $5.871  $7.358   $8.496
Number of Units Outstanding, End of Period                                  6,737  44,320   83,338 135,827  143,327
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -       -  $10.000  $7.311  $10.195
Accumulation Unit Value, End of Period                                          -       -   $7.311 $10.195  $12.194
Number of Units Outstanding, End of Period                                      -       -   42,389 112,784  127,863
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000 $10.214   $9.729  $6.888   $9.588
Accumulation Unit Value, End of Period                                    $10.214  $9.729   $6.888  $9.588  $10.807
Number of Units Outstanding, End of Period                                 13,153 289,059  570,396 644,672  623,287
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000 $11.483  $12.406 $12.024  $16.376
Accumulation Unit Value, End of Period                                    $11.483 $12.406  $12.024 $16.376  $21.971
Number of Units Outstanding, End of Period                                  4,475  42,773  147,714 167,421  150,898
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $11.125
Number of Units Outstanding, End of Period                                      -       -        -       -   43,737
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                    -       -  $10.000  $8.038  $10.339
Accumulation Unit Value, End of Period                                          -       -   $8.038 $10.339  $11.942
Number of Units Outstanding, End of Period                                      -       -  299,434 655,388  825,722
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                              $10.000  $8.115   $5.468  $3.631   $4.548
Accumulation Unit Value, End of Period                                     $8.115  $5.468   $3.631  $4.548   $4.789
Number of Units Outstanding, End of Period                                196,257 281,050      261 249,079  219,439
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                    - $10.000   $8.090  $5.359   $6.697
Accumulation Unit Value, End of Period                                          -  $8.090   $5.359  $6.697   $7.034
Number of Units Outstanding, End of Period                                      - 219,730  474,867 564,240  502,029
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000  $8.271   $6.241  $4.643   $5.916
Accumulation Unit Value, End of Period                                     $8.271  $6.241   $4.643  $5.916   $6.204
Number of Units Outstanding, End of Period                                  6,211  96,658  231,645 287,723  268,632
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $7.387   $4.803  $3.261   $4.210
Accumulation Unit Value, End of Period                                     $7.387  $4.803   $3.261  $4.210   $4.482
Number of Units Outstanding, End of Period                                  9,309  42,720  100,938 166,376  167,644
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $10.816
Number of Units Outstanding, End of Period                                      -       -        -       -    7,239
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $8.307   $7.144  $4.901   $6.029
Accumulation Unit Value, End of Period                                     $8.307  $7.144   $4.901  $6.029   $6.273
Number of Units Outstanding, End of Period                                 81,095 260,592  379,930 357,098  300,856
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $7.987   $5.997  $4.232   $5.607
Accumulation Unit Value, End of Period                                     $7.987  $5.997   $4.232  $5.607   $6.317
Number of Units Outstanding, End of Period                                  8,756 104,686  136,411 183,502  203,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000 $10.225  $10.072  $7.701  $10.013
Accumulation Unit Value, End of Period                                    $10.225 $10.072   $7.701 $10.013  $10.955
Number of Units Outstanding, End of Period                                  7,310 426,575  770,127 815,187  739,834
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                              $10.000  $7.965   $6.471  $4.402   $5.341
Accumulation Unit Value, End of Period                                     $7.965  $6.471   $4.402  $5.341   $5.692
Number of Units Outstanding, End of Period                                 30,555 141,332  266,582 298,215  285,393
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $10.691
Number of Units Outstanding, End of Period                                      -       -        -       -    1,404
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $11.236
Number of Units Outstanding, End of Period                                      -       -        -       -   26,473
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $10.947
Number of Units Outstanding, End of Period                                      -       -        -       -   16,625
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $11.515
Number of Units Outstanding, End of Period                                      -       -        -       -   23,770
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000 $10.546   $9.709  $7.737   $9.694
Accumulation Unit Value, End of Period                                    $10.546  $9.709   $7.737  $9.694  $10.595
Number of Units Outstanding, End of Period                                 10,484  59,852  122,668 143,446  132,544
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $9.000   $7.028  $5.691   $7.195
Accumulation Unit Value, End of Period                                     $9.000  $7.028   $5.691  $7.195   $8.223
Number of Units Outstanding, End of Period                                 23,069 229,523  513,582 600,746  565,839
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                    -       -  $10.000  $7.293  $10.735
Accumulation Unit Value, End of Period                                          -       -   $7.293 $10.735  $13.328
Number of Units Outstanding, End of Period                                      -       -  117,413 204,374  194,831
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000  $8.103   $6.183  $4.468   $5.490
Accumulation Unit Value, End of Period                                     $8.103  $6.183   $4.468  $5.490   $5.672
Number of Units Outstanding, End of Period                                 94,544 203,000  374,566 442,740  401,713



*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.





ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,             2000      2001     2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $9.650   $6.762    $5.122    $6.324
Accumulation Unit Value, End of Period                                $9.650    $6.762   $5.122    $6.324    $6.982
Number of Units Outstanding, End of Period                           469,487 1,061,7891,360,374 1,518,112 1,294,253
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $10.653   $9.890    $7.938    $9.937
Accumulation Unit Value, End of Period                               $10.653    $9.890   $7.938    $9.937   $10.556
Number of Units Outstanding, End of Period                           271,910 1,578,5842,860,148 3,379,413 3,154,351
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $9.501   $6.801    $5.244    $6.309
Accumulation Unit Value, End of Period                                $9.501    $6.801   $5.244    $6.309    $6.867
Number of Units Outstanding, End of Period                           774,487 2,807,1454,539,999 5,149,626 4,596,555
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                         $10.000    $9.164   $7.383    $5.688    $7.186
Accumulation Unit Value, End of Period                                $9.164    $7.383   $5.688    $7.186    $7.935
Number of Units Outstanding, End of Period                           366,996 1,088,2331,709,498 1,769,973 1,647,296
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                         $10.000    $8.390   $6.297    $4.877    $6.273
Accumulation Unit Value, End of Period                                $8.390    $6.297   $4.877    $6.273    $6.914
Number of Units Outstanding, End of Period                           138,177   309,367  446,731   527,968   508,753
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $9.903   $9.904    $7.792   $10.069
Accumulation Unit Value, End of Period                                $9.903    $9.904   $7.792   $10.069   $11.333
Number of Units Outstanding, End of Period                            76,411   443,7811,032,571 1,394,809 1,626,502
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                         $10.000    $6.925   $4.492    $4.085    $5.110
Accumulation Unit Value, End of Period                                $6.925    $4.492   $4.085    $5.110    $5.496
Number of Units Outstanding, End of Period                            54,190   383,103  926,754 1,944,473 1,395,462
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                         $10.000   $10.001  $10.024    $9.057   $10.714
Accumulation Unit Value, End of Period                               $10.001   $10.024   $9.057   $10.714   $11.645
Number of Units Outstanding, End of Period                            10,568   179,563  491,480   776,916   741,291
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                         $10.000    $9.285   $5.196    $2.892    $4.560
Accumulation Unit Value, End of Period                                $9.285    $5.196   $2.892    $4.560    $4.627
Number of Units Outstanding, End of Period                            90,368   677,793  918,038 1,095,438 1,011,021
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                         $10.000   $10.274  $10.739   $10.944   $10.956
Accumulation Unit Value, End of Period                               $10.274   $10.739  $10.944   $10.956   $10.881
Number of Units Outstanding, End of Period                            44,141   752,7682,232,929 3,093,826 2,622,457
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                         $10.000   $10.233  $10.410   $10.330   $10.183
Accumulation Unit Value, End of Period                               $10.233   $10.410  $10.330   $10.183   $10.058
Number of Units Outstanding, End of Period                           331,136 2,182,1372,918,838 2,162,161 1,403,818
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                         $10.000   $10.718  $11.502   $11.885   $12.611
Accumulation Unit Value, End of Period                               $10.718   $11.502  $11.885   $12.611   $13.008
Number of Units Outstanding, End of Period                            71,637 1,097,2152,096,621 2,585,587 2,422,099
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                         $10.000    $8.933   $7.670    $5.823    $7.290
Accumulation Unit Value, End of Period                                $8.933    $7.670   $5.823    $7.290    $7.893
Number of Units Outstanding, End of Period                           349,739 2,012,6043,905,323 4,735,787 4,561,829
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                         $10.000    $9.894   $8.702    $7.678    $9.488
Accumulation Unit Value, End of Period                                $9.894    $8.702   $7.678    $9.488   $10.257
Number of Units Outstanding, End of Period                           927,640 1,542,0632,468,150 2,884,770 2,753,264
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                         $10.000   $10.101   $7.339    $5.541    $6.374
Accumulation Unit Value, End of Period                               $10.101    $7.339   $5.541    $6.374    $7.526
Number of Units Outstanding, End of Period                           262,820   833,0461,077,478 1,077,891   995,363
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $6.368   $5.845    $5.227    $7.680
Accumulation Unit Value, End of Period                                $6.368    $5.845   $5.227    $7.680    $9.282
Number of Units Outstanding, End of Period                            83,363   309,853  797,483 1,014,076 1,086,953
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $8.312   $6.926    $4.904    $6.014
Accumulation Unit Value, End of Period                                $8.312    $6.926   $4.904    $6.014    $6.363
Number of Units Outstanding, End of Period                           289,749   583,460  843,410   963,208 1,101,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                         $10.000    $9.028   $7.152    $5.840    $7.305
Accumulation Unit Value, End of Period                                $9.028    $7.152   $5.840    $7.305    $8.419
Number of Units Outstanding, End of Period                            64,366   243,882  481,617   684,693   803,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                               -         -  $10.000    $7.301   $10.161
Accumulation Unit Value, End of Period                                     -         -   $7.301   $10.161   $12.129
Number of Units Outstanding, End of Period                                 -         -  283,317   624,223   749,018
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                         $10.000   $10.202   $9.699    $6.853    $9.520
Accumulation Unit Value, End of Period                               $10.202    $9.699   $6.853    $9.520   $10.709
Number of Units Outstanding, End of Period                           169,809 1,402,3223,137,440 3,453,572 3,298,103
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                         $10.000   $11.470  $12.367   $11.962   $16.260
Accumulation Unit Value, End of Period                               $11.470   $12.367  $11.962   $16.260   $21.771
Number of Units Outstanding, End of Period                            24,307   284,418  698,197   856,824   787,430
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $11.110
Number of Units Outstanding, End of Period                                 -         -        -         -   185,623
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                               -         -  $10.000    $8.027   $10.305
Accumulation Unit Value, End of Period                                     -         -   $8.027   $10.305   $11.879
Number of Units Outstanding, End of Period                                 -         -2,060,862 3,981,373 4,692,162
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                         $10.000    $8.106   $5.451    $3.612    $4.516
Accumulation Unit Value, End of Period                                $8.106    $5.451   $3.612    $4.516    $4.745
Number of Units Outstanding, End of Period                         1,125,425 2,276,6312,047,802 1,832,709 1,475,725
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                               -   $10.000   $8.080    $5.342    $6.662
Accumulation Unit Value, End of Period                                     -    $8.080   $5.342    $6.662    $6.983
Number of Units Outstanding, End of Period                                 - 1,087,6772,448,148 2,776,672 2,487,740
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                         $10.000    $8.261   $6.221    $4.619    $5.874
Accumulation Unit Value, End of Period                                $8.261    $6.221   $4.619    $5.874    $6.148
Number of Units Outstanding, End of Period                           149,322   879,6561,496,142 1,627,186 1,543,912
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $7.379   $4.788    $3.245    $4.180
Accumulation Unit Value, End of Period                                $7.379    $4.788   $3.245    $4.180    $4.441
Number of Units Outstanding, End of Period                           142,591   480,552  959,416 1,097,360 1,008,731
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $10.802
Number of Units Outstanding, End of Period                                 -         -        -         -    41,109
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $8.298   $7.121    $4.875    $5.986
Accumulation Unit Value, End of Period                                $8.298    $7.121   $4.875    $5.986    $6.216
Number of Units Outstanding, End of Period                           327,180 1,611,1402,328,892 2,281,112 2,047,553
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $7.978   $5.979    $4.210    $5.567
Accumulation Unit Value, End of Period                                $7.978    $5.979   $4.210    $5.567    $6.259
Number of Units Outstanding, End of Period                            95,260   528,503  832,952 1,079,645 1,300,828
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000   $10.213  $10.040    $7.661    $9.942
Accumulation Unit Value, End of Period                               $10.213   $10.040   $7.661    $9.942   $10.855
Number of Units Outstanding, End of Period                           284,825 2,415,2194,521,368 5,085,088 4,668,739
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                         $10.000    $7.956   $6.450    $4.379    $5.303
Accumulation Unit Value, End of Period                                $7.956    $6.450   $4.379    $5.303    $5.641
Number of Units Outstanding, End of Period                           438,221 1,128,2141,651,117 1,756,540 1,564,218
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $10.677
Number of Units Outstanding, End of Period                                 -         -        -         -    42,624
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $11.220
Number of Units Outstanding, End of Period                                 -         -        -         -   144,870
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $10.932
Number of Units Outstanding, End of Period                                 -         -        -         -    92,727
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $11.499
Number of Units Outstanding, End of Period                                 -         -        -         -   134,646
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000   $10.534   $9.679    $7.697    $9.625
Accumulation Unit Value, End of Period                               $10.534    $9.679   $7.697    $9.625   $10.499
Number of Units Outstanding, End of Period                            87,345   539,368  827,518   985,327   908,815
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $8.990   $7.005    $5.662    $7.144
Accumulation Unit Value, End of Period                                $8.990    $7.005   $5.662    $7.144    $8.149
Number of Units Outstanding, End of Period                           291,584 1,315,7152,572,408 2,667,528 2,577,575
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                               -         -  $10.000    $7.283   $10.700
Accumulation Unit Value, End of Period                                     -         -   $7.283   $10.700   $13.257
Number of Units Outstanding, End of Period                                 -         -  878,033 1,294,572 1,280,419
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                         $10.000    $8.094   $6.164    $4.445    $5.451
Accumulation Unit Value, End of Period                                $8.094    $6.164   $4.445    $5.451    $5.621
Number of Units Outstanding, End of Period                           409,032 1,324,8882,330,221 2,485,962 2,096,307





*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE  CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND PERFORMANCE
DEATH BENEFIT OPTION


For the Period Beginning June 1* and Ending December 31,                                  2002      2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.810    $10.884
Accumulation Unit Value, End of Period                                                  $8.810   $10.884    $12.026
Number of Units Outstanding, End of Period                                               1,460    14,520     14,544
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.526    $10.680
Accumulation Unit Value, End of Period                                                  $8.526   $10.680    $11.353
Number of Units Outstanding, End of Period                                              11,360    27,358     32,517
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.724    $10.502
Accumulation Unit Value, End of Period                                                  $8.724   $10.502    $11.438
Number of Units Outstanding, End of Period                                               4,253    15,879     10,719
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.298    $10.491
Accumulation Unit Value, End of Period                                                  $8.298   $10.491    $11.592
Number of Units Outstanding, End of Period                                               5,681    13,996     15,565
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.580    $11.021
Accumulation Unit Value, End of Period                                                  $8.580   $11.021    $12.157
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.605    $11.128
Accumulation Unit Value, End of Period                                                  $8.605   $11.128    $12.533
Number of Units Outstanding, End of Period                                                   0    24,624     41,010
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.613    $12.034
Accumulation Unit Value, End of Period                                                  $9.613   $12.034    $12.952
Number of Units Outstanding, End of Period                                                   0     5,800     10,504
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.367    $11.089
Accumulation Unit Value, End of Period                                                  $9.367   $11.089    $12.061
Number of Units Outstanding, End of Period                                                   0        74         54
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.057    $14.290
Accumulation Unit Value, End of Period                                                  $9.057   $14.290    $14.509
Number of Units Outstanding, End of Period                                                   0     1,331        890
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.130    $10.148
Accumulation Unit Value, End of Period                                                 $10.130   $10.148    $10.086
Number of Units Outstanding, End of Period                                              19,719   109,392    144,023
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.959     $9.824
Accumulation Unit Value, End of Period                                                  $9.959    $9.824     $9.711
Number of Units Outstanding, End of Period                                               2,992    52,417     43,132
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.403    $11.046
Accumulation Unit Value, End of Period                                                 $10.403   $11.046    $11.401
Number of Units Outstanding, End of Period                                              10,374    35,489     54,275
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.051    $11.340
Accumulation Unit Value, End of Period                                                  $9.051   $11.340    $12.287
Number of Units Outstanding, End of Period                                              71,676   184,051    217,300
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.423    $11.652
Accumulation Unit Value, End of Period                                                  $9.423   $11.652    $12.605
Number of Units Outstanding, End of Period                                               3,207     5,236      5,148
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.317    $10.724
Accumulation Unit Value, End of Period                                                  $9.317   $10.724    $12.672
Number of Units Outstanding, End of Period                                                   0       661      1,030
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.882    $13.059
Accumulation Unit Value, End of Period                                                  $8.882   $13.059    $15.794
Number of Units Outstanding, End of Period                                               3,795    23,359     28,697
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.919    $10.946
Accumulation Unit Value, End of Period                                                  $8.919   $10.946    $11.589
Number of Units Outstanding, End of Period                                                 681     2,161      7,985
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.432    $10.554
Accumulation Unit Value, End of Period                                                  $8.432   $10.554    $12.171
Number of Units Outstanding, End of Period                                               1,404     9,112      7,219
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.683    $12.092
Accumulation Unit Value, End of Period                                                  $8.683   $12.092    $14.445
Number of Units Outstanding, End of Period                                               3,899    11,541      9,076
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.855    $12.310
Accumulation Unit Value, End of Period                                                  $8.855   $12.310    $13.857
Number of Units Outstanding, End of Period                                              17,921    43,340     50,152
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.930    $12.147
Accumulation Unit Value, End of Period                                                  $8.930   $12.147    $16.276
Number of Units Outstanding, End of Period                                               5,972    16,596     20,596
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $11.116
Number of Units Outstanding, End of Period                                                   -         -     26,597
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.108    $11.700
Accumulation Unit Value, End of Period                                                  $9.108   $11.700    $13.497
Number of Units Outstanding, End of Period                                              36,039    76,351     88,146
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.379    $10.482
Accumulation Unit Value, End of Period                                                  $8.379   $10.482    $11.022
Number of Units Outstanding, End of Period                                                 356       545        545
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.369    $10.444
Accumulation Unit Value, End of Period                                                  $8.369   $10.444    $10.955
Number of Units Outstanding, End of Period                                                 481     5,295      7,292
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.021    $11.479
Accumulation Unit Value, End of Period                                                  $9.021   $11.479    $12.023
Number of Units Outstanding, End of Period                                               1,495     5,864     10,342
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.910    $11.487
Accumulation Unit Value, End of Period                                                  $8.910   $11.487    $12.213
Number of Units Outstanding, End of Period                                                   0         0          0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $10.807
Number of Units Outstanding, End of Period                                                   -         -          0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.972    $11.024
Accumulation Unit Value, End of Period                                                  $8.972   $11.024    $11.454
Number of Units Outstanding, End of Period                                                   0         0          0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.003    $11.913
Accumulation Unit Value, End of Period                                                  $9.003   $11.913    $13.404
Number of Units Outstanding, End of Period                                                 680     7,194      7,036
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.059    $11.764
Accumulation Unit Value, End of Period                                                  $9.059   $11.764    $12.853
Number of Units Outstanding, End of Period                                               7,678    31,399     27,801
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.939    $10.833
Accumulation Unit Value, End of Period                                                  $8.939   $10.833    $11.530
Number of Units Outstanding, End of Period                                                 948     3,075      5,468
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $10.682
Number of Units Outstanding, End of Period                                                   -         -          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $11.226
Number of Units Outstanding, End of Period                                                   -         -          0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                              -         -             $10.938
Number of Units Outstanding, End of Period                                          -         -                   0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                        -         -             $10.000
Accumulation Unit Value, End of Period                                              -         -             $11.504
Number of Units Outstanding, End of Period                                          -         -               2,061
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.994    $11.255
Accumulation Unit Value, End of Period                                                  $8.994   $11.255    $12.285
Number of Units Outstanding, End of Period                                               3,357     4,186        806
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.497    $10.729
Accumulation Unit Value, End of Period                                                  $8.497   $10.729    $12.247
Number of Units Outstanding, End of Period                                              18,950    35,752     39,815
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.034    $11.811
Accumulation Unit Value, End of Period                                                  $8.034   $11.811    $14.645
Number of Units Outstanding, End of Period                                               5,825    16,810     13,208
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.981    $11.021
Accumulation Unit Value, End of Period                                                  $8.981   $11.021    $11.371
Number of Units Outstanding, End of Period                                              24,064    46,604     53,005





*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75)


For the Period Beginning January 1* and Ending December 31,                         2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.360   $6.965   $8.612
Accumulation Unit Value, End of Period                                            $9.364   $6.965   $8.612   $9.523
Number of Units Outstanding, End of Period                                             0        0       95        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.307   $7.482   $9.380
Accumulation Unit Value, End of Period                                            $9.307   $7.482   $9.380   $9.979
Number of Units Outstanding, End of Period                                        18,107   14,726   14,740   14,274
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.215   $7.116   $8.574
Accumulation Unit Value, End of Period                                            $9.215   $7.116   $8.574   $9.345
Number of Units Outstanding, End of Period                                         3,911    4,067    4,052    4,097
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.973   $7.369   $9.324
Accumulation Unit Value, End of Period                                            $9.973   $7.369   $9.324  $10.311
Number of Units Outstanding, End of Period                                             0        0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.697   $6.974   $8.965
Accumulation Unit Value, End of Period                                            $9.697   $6.974   $8.965   $9.897
Number of Units Outstanding, End of Period                                             0    3,143    2,650    2,239
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.132   $8.308  $10.752
Accumulation Unit Value, End of Period                                           $10.132   $8.308  $10.752  $12.120
Number of Units Outstanding, End of Period                                             0      314      381      408
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.193   $7.027   $8.803
Accumulation Unit Value, End of Period                                            $9.193   $7.027   $8.803   $9.482
Number of Units Outstanding, End of Period                                             0    2,147    2,101    1,965
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.623   $8.708  $10.317
Accumulation Unit Value, End of Period                                            $9.623   $8.708  $10.317  $11.231
Number of Units Outstanding, End of Period                                         8,565    8,563    8,562    8,154
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.001   $4.979   $7.861
Accumulation Unit Value, End of Period                                            $9.001   $4.979   $7.861   $7.988
Number of Units Outstanding, End of Period                                             0    1,415    1,439      817
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.270  $10.486  $10.513
Accumulation Unit Value, End of Period                                           $10.275  $10.486  $10.513  $10.457
Number of Units Outstanding, End of Period                                           173    1,892    1,905    1,933
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.049   $9.987   $9.860
Accumulation Unit Value, End of Period                                           $10.049   $9.987   $9.860   $9.753
Number of Units Outstanding, End of Period                                        19,173   19,165   19,118   17,724
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.417  $10.780  $11.456
Accumulation Unit Value, End of Period                                           $10.417  $10.780  $11.456  $11.834
Number of Units Outstanding, End of Period                                        10,593   11,909   11,914   12,107
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.444   $7.180   $9.003
Accumulation Unit Value, End of Period                                            $9.444   $7.180   $9.003   $9.762
Number of Units Outstanding, End of Period                                             0    6,894    6,370    4,062
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.784   $8.420  $10.421
Accumulation Unit Value, End of Period                                            $9.784   $8.420  $10.421  $11.282
Number of Units Outstanding, End of Period                                             0    6,826    6,773    1,137
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.305   $6.280   $7.235
Accumulation Unit Value, End of Period                                            $8.305   $6.280   $7.235   $8.556
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.258   $8.743  $12.866
Accumulation Unit Value, End of Period                                            $9.258   $8.743  $12.866  $15.572
Number of Units Outstanding, End of Period                                             0        0       64        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.674   $6.829   $8.388
Accumulation Unit Value, End of Period                                            $9.674   $6.829   $8.388   $8.888
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.789   $7.437   $9.317
Accumulation Unit Value, End of Period                                            $9.789   $7.437   $9.317  $10.752
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -  $10.000   $7.309  $10.187
Accumulation Unit Value, End of Period                                                 -   $7.309  $10.187  $12.178
Number of Units Outstanding, End of Period                                             -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.852   $6.972   $9.700
Accumulation Unit Value, End of Period                                            $9.852   $6.972   $9.700  $10.928
Number of Units Outstanding, End of Period                                         1,569    8,009    6,585    3,462
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.584   $9.931  $13.519
Accumulation Unit Value, End of Period                                           $10.584   $9.931  $13.519  $18.129
Number of Units Outstanding, End of Period                                             0      487      501      406
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $11.122
Number of Units Outstanding, End of Period                                             -        -        -        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                           -  $10.000   $8.035  $10.331
Accumulation Unit Value, End of Period                                                 -   $8.035  $10.331  $11.927
Number of Units Outstanding, End of Period                                             -        0    2,394        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.250   $5.825   $7.293
Accumulation Unit Value, End of Period                                            $9.250   $5.825   $7.293   $7.675
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.240   $5.802   $7.246
Accumulation Unit Value, End of Period                                            $9.246   $5.802   $7.246   $7.607
Number of Units Outstanding, End of Period                                             0        0        0        0
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.392   $6.864   $8.741
Accumulation Unit Value, End of Period                                            $9.392   $6.864   $8.741   $9.163
Number of Units Outstanding, End of Period                                             0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.455   $5.991   $7.730
Accumulation Unit Value, End of Period                                            $9.455   $5.991   $7.730   $8.225
Number of Units Outstanding, End of Period                                             0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $10.813
Number of Units Outstanding, End of Period                                             -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.364   $6.420   $7.895
Accumulation Unit Value, End of Period                                            $9.364   $6.420   $7.895   $8.210
Number of Units Outstanding, End of Period                                           372    3,660    3,123    2,645
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.350   $6.436   $8.523
Accumulation Unit Value, End of Period                                            $9.350   $6.436   $8.523   $9.597
Number of Units Outstanding, End of Period                                             0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.516   $7.272   $9.451
Accumulation Unit Value, End of Period                                            $9.516   $7.272   $9.451  $10.334
Number of Units Outstanding, End of Period                                         1,576    9,421    4,607    2,082
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.474   $6.332   $7.680
Accumulation Unit Value, End of Period                                            $9.474   $6.332   $7.680   $8.181
Number of Units Outstanding, End of Period                                             0   11,533    5,544    2,336
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $10.687
Number of Units Outstanding, End of Period                                             -        -        -        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $11.232
Number of Units Outstanding, End of Period                                             -        -        -        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $10.944
Number of Units Outstanding, End of Period                                             -        -        -        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $11.511
Number of Units Outstanding, End of Period                                             -        -        -        0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.450   $7.526   $9.425
Accumulation Unit Value, End of Period                                            $9.450   $7.526   $9.425  $10.296
Number of Units Outstanding, End of Period                                        15,899   20,229   18,317   14,368
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.174   $7.426   $9.383
Accumulation Unit Value, End of Period                                            $9.174   $7.426   $9.383  $10.719
Number of Units Outstanding, End of Period                                             0    5,907    4,009      179
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           -  $10.000   $7.291  $10.726
Accumulation Unit Value, End of Period                                                 -   $7.291  $10.726  $13.310
Number of Units Outstanding, End of Period                                             -    2,623    2,600    2,646
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.630   $6.581   $8.082
Accumulation Unit Value, End of Period                                            $9.632   $6.581   $8.082   $8.346
Number of Units Outstanding, End of Period                                             0      369      452      490






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.175   $6.951  $8.584
Accumulation Unit Value, End of Period                                       $9.175   $6.951   $8.584  $9.480
Number of Units Outstanding, End of Period                                    3,973    2,316    1,503   1,222
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.301   $7.467  $9.349
Accumulation Unit Value, End of Period                                       $9.301   $7.467   $9.349  $9.933
Number of Units Outstanding, End of Period                                   16,151   18,848   20,763  19,616
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.200   $7.102  $8.545
Accumulation Unit Value, End of Period                                       $9.208   $7.102   $8.545  $9.302
Number of Units Outstanding, End of Period                                   22,051   23,263   23,537  21,461
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.545   $7.354  $9.293
Accumulation Unit Value, End of Period                                       $9.545   $7.354   $9.293 $10.264
Number of Units Outstanding, End of Period                                   10,888   12,537   13,535  13,451
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.694   $6.960  $8.935
Accumulation Unit Value, End of Period                                       $9.694   $6.960   $8.935  $9.851
Number of Units Outstanding, End of Period                                        0    1,650    1,648   1,646
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.675   $8.291 $10.717
Accumulation Unit Value, End of Period                                       $9.675   $8.291  $10.717 $12.064
Number of Units Outstanding, End of Period                                    4,517    9,550    9,033   7,548
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.710   $7.012  $8.774
Accumulation Unit Value, End of Period                                       $7.710   $7.012   $8.774  $9.439
Number of Units Outstanding, End of Period                                   12,775   12,775   13,516  13,543
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.783   $8.691 $10.283
Accumulation Unit Value, End of Period                                       $9.783   $8.691  $10.283 $11.179
Number of Units Outstanding, End of Period                                        0    1,698    3,142   4,044
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.998   $4.969  $7.835
Accumulation Unit Value, End of Period                                       $8.998   $4.969   $7.835  $7.951
Number of Units Outstanding, End of Period                                        0        0        0     228
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.110  $10.465 $10.479
Accumulation Unit Value, End of Period                                      $10.110  $10.465  $10.479 $10.409
Number of Units Outstanding, End of Period                                        0    1,022    1,961   2,039
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.042   $9.967  $9.827
Accumulation Unit Value, End of Period                                      $10.042   $9.967   $9.827  $9.708
Number of Units Outstanding, End of Period                                    3,050   22,709   24,432  24,078
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.409  $10.759 $11.418
Accumulation Unit Value, End of Period                                      $10.409  $10.759  $11.418 $11.780
Number of Units Outstanding, End of Period                                    2,021    5,487    8,409   5,504
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.438   $7.166  $8.974
Accumulation Unit Value, End of Period                                       $9.438   $7.166   $8.974  $9.718
Number of Units Outstanding, End of Period                                    9,096   13,228   12,619  10,597
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.522   $8.404 $10.387
Accumulation Unit Value, End of Period                                       $9.522   $8.404  $10.387 $11.231
Number of Units Outstanding, End of Period                                   16,619   22,766   22,832  22,844
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.299   $6.268  $7.211
Accumulation Unit Value, End of Period                                       $8.299   $6.268   $7.211  $8.516
Number of Units Outstanding, End of Period                                    1,366    5,673    5,791   3,637
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.256   $8.726 $12.823
Accumulation Unit Value, End of Period                                       $9.256   $8.726  $12.823 $15.501
Number of Units Outstanding, End of Period                                        0        0        0     539
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.623   $6.816  $8.360
Accumulation Unit Value, End of Period                                       $9.623   $6.816   $8.360  $8.847
Number of Units Outstanding, End of Period                                        0    2,619    3,917   1,682
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.787   $7.422  $9.286
Accumulation Unit Value, End of Period                                       $9.787   $7.422   $9.286 $10.703
Number of Units Outstanding, End of Period                                        0        0        0     677
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.302 $10.165
Accumulation Unit Value, End of Period                                            -   $7.302  $10.165 $12.136
Number of Units Outstanding, End of Period                                        -        0    1,710   2,171
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.846   $6.958  $9.668
Accumulation Unit Value, End of Period                                       $9.846   $6.958   $9.668 $10.877
Number of Units Outstanding, End of Period                                    5,928   19,174   20,791  17,046
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.581   $9.911 $13.475
Accumulation Unit Value, End of Period                                      $10.581   $9.911  $13.475 $18.046
Number of Units Outstanding, End of Period                                        0    2,727    3,445   3,382
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.112
Number of Units Outstanding, End of Period                                        -        -        -     244
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.028 $10.308
Accumulation Unit Value, End of Period                                            -   $8.028  $10.308 $11.885
Number of Units Outstanding, End of Period                                        -   14,478   21,527  20,092
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.770   $5.814  $7.269
Accumulation Unit Value, End of Period                                       $8.770   $5.814   $7.269  $7.640
Number of Units Outstanding, End of Period                                    3,377    1,912    1,586   1,028
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.757   $5.790  $7.223
Accumulation Unit Value, End of Period                                       $8.757   $5.790   $7.223  $7.572
Number of Units Outstanding, End of Period                                    3,870    8,296   10,585  11,139
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.224   $6.851  $8.712
Accumulation Unit Value, End of Period                                       $9.224   $6.851   $8.712  $9.121
Number of Units Outstanding, End of Period                                    2,269   10,698   10,697  10,659
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.452   $5.979  $7.704
Accumulation Unit Value, End of Period                                       $9.452   $5.979   $7.704  $8.187
Number of Units Outstanding, End of Period                                        0      694      763     762
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.803
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.357   $6.407  $7.869
Accumulation Unit Value, End of Period                                       $9.357   $6.407   $7.869  $8.172
Number of Units Outstanding, End of Period                                    8,347    9,617    9,679   9,017
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.119   $6.423  $8.495
Accumulation Unit Value, End of Period                                       $9.119   $6.423   $8.495  $9.553
Number of Units Outstanding, End of Period                                      535    8,177    8,172   8,291
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.509   $7.258  $9.420
Accumulation Unit Value, End of Period                                       $9.509   $7.258   $9.420 $10.287
Number of Units Outstanding, End of Period                                   15,351   34,338   35,918  31,412
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.307   $6.319  $7.655
Accumulation Unit Value, End of Period                                       $9.307   $6.319   $7.655  $8.143
Number of Units Outstanding, End of Period                                    8,555    9,321    8,803   8,688
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.678
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.222
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.934
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.501
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.443   $7.511  $9.394
Accumulation Unit Value, End of Period                                       $9.443   $7.511   $9.394 $10.249
Number of Units Outstanding, End of Period                                      835    1,134    1,830   2,453
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.168   $7.411  $9.352
Accumulation Unit Value, End of Period                                       $9.168   $7.411   $9.352 $10.670
Number of Units Outstanding, End of Period                                    6,531   12,641   12,721  12,098
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.284 $10.703
Accumulation Unit Value, End of Period                                            -   $7.284  $10.703 $13.264
Number of Units Outstanding, End of Period                                        -    3,602    4,910   5,377
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.105   $6.568  $8.055
Accumulation Unit Value, End of Period                                       $9.105   $6.568   $8.055  $8.307
Number of Units Outstanding, End of Period                                   11,986   12,469   12,622  12,622





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.
(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.169   $6.939  $8.560
Accumulation Unit Value, End of Period                                       $9.169   $6.939   $8.560  $9.443
Number of Units Outstanding, End of Period                                    1,807    3,835    7,107   7,569
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.295   $7.454  $9.323
Accumulation Unit Value, End of Period                                       $9.295   $7.454   $9.323  $9.895
Number of Units Outstanding, End of Period                                   51,343   93,638  110,832 125,637
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.203   $7.090  $8.522
Accumulation Unit Value, End of Period                                       $9.203   $7.090   $8.522  $9.266
Number of Units Outstanding, End of Period                                   13,092   40,981   53,262  41,362
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.539   $7.342  $9.267
Accumulation Unit Value, End of Period                                       $9.539   $7.342   $9.267 $10.224
Number of Units Outstanding, End of Period                                    2,806    9,478   19,281  19,421
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.961   $6.948  $8.910
Accumulation Unit Value, End of Period                                       $8.961   $6.948   $8.910  $9.813
Number of Units Outstanding, End of Period                                      248      553      690     640
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.669   $8.277 $10.687
Accumulation Unit Value, End of Period                                       $9.669   $8.277  $10.687 $12.017
Number of Units Outstanding, End of Period                                    7,554   29,993   31,562  48,272
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.705   $7.001  $8.749
Accumulation Unit Value, End of Period                                       $7.705   $7.001   $8.749  $9.402
Number of Units Outstanding, End of Period                                   16,540   28,573   59,649  59,314
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.611   $8.676 $10.254
Accumulation Unit Value, End of Period                                       $9.611   $8.676  $10.254 $11.136
Number of Units Outstanding, End of Period                                    5,853   14,564   10,592   7,873
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.918   $4.960  $7.814
Accumulation Unit Value, End of Period                                       $8.918   $4.960   $7.814  $7.921
Number of Units Outstanding, End of Period                                   12,144   13,790   16,250  14,802
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.262  $10.448 $10.450
Accumulation Unit Value, End of Period                                      $10.262  $10.448  $10.450 $10.369
Number of Units Outstanding, End of Period                                    3,574   29,559   28,409  38,678
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.036   $9.950  $9.800
Accumulation Unit Value, End of Period                                      $10.036   $9.950   $9.800  $9.671
Number of Units Outstanding, End of Period                                   31,775  109,463  122,578  67,007
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.403  $10.741 $11.386
Accumulation Unit Value, End of Period                                      $10.403  $10.741  $11.386 $11.734
Number of Units Outstanding, End of Period                                   55,102   97,055   97,760  89,449
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.432   $7.154  $8.949
Accumulation Unit Value, End of Period                                       $9.432   $7.154   $8.949  $9.680
Number of Units Outstanding, End of Period                                   38,678   92,525   99,376  98,705
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.517   $8.389 $10.358
Accumulation Unit Value, End of Period                                       $9.517   $8.389  $10.358 $11.187
Number of Units Outstanding, End of Period                                   26,727   29,884   37,993  34,613
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.294   $6.257  $7.191
Accumulation Unit Value, End of Period                                       $8.294   $6.257   $7.191  $8.483
Number of Units Outstanding, End of Period                                    7,285   30,818   27,723  27,496
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.749   $8.711 $12.787
Accumulation Unit Value, End of Period                                       $9.749   $8.711  $12.787 $15.441
Number of Units Outstanding, End of Period                                      261      219      403     279
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.617   $6.804  $8.337
Accumulation Unit Value, End of Period                                       $9.617   $6.804   $8.337  $8.812
Number of Units Outstanding, End of Period                                   14,722   19,814   29,715  31,157
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.082   $7.410  $9.260
Accumulation Unit Value, End of Period                                       $9.082   $7.410   $9.260 $10.661
Number of Units Outstanding, End of Period                                   14,303   16,294   25,629  27,310
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.297 $10.146
Accumulation Unit Value, End of Period                                            -   $7.297  $10.146 $12.100
Number of Units Outstanding, End of Period                                        -    3,329    9,504  12,697
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.840   $6.946  $9.641
Accumulation Unit Value, End of Period                                       $9.840   $6.946   $9.641 $10.835
Number of Units Outstanding, End of Period                                   14,911   70,822   81,948  77,981
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.239   $9.895 $13.437
Accumulation Unit Value, End of Period                                      $10.239   $9.895  $13.437 $17.976
Number of Units Outstanding, End of Period                                    8,679   22,702   23,861  42,455
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.103
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.022 $10.289
Accumulation Unit Value, End of Period                                            -   $8.022  $10.289 $11.850
Number of Units Outstanding, End of Period                                        -   49,245   67,760  74,478
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.765   $5.804  $7.249
Accumulation Unit Value, End of Period                                       $8.765   $5.804   $7.249  $7.610
Number of Units Outstanding, End of Period                                      853        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.752   $5.781  $7.202
Accumulation Unit Value, End of Period                                       $8.752   $5.781   $7.202  $7.543
Number of Units Outstanding, End of Period                                   14,002   32,757   47,592  49,459
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.219   $6.839  $8.688
Accumulation Unit Value, End of Period                                       $9.219   $6.839   $8.688  $9.086
Number of Units Outstanding, End of Period                                    5,605    8,527    9,053   7,696
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.816   $5.969  $7.683
Accumulation Unit Value, End of Period                                       $8.816   $5.969   $7.683  $8.155
Number of Units Outstanding, End of Period                                    1,504    6,564    7,452   6,449
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.795
Number of Units Outstanding, End of Period                                        -        -        -     951
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.352   $6.396  $7.847
Accumulation Unit Value, End of Period                                       $9.352   $6.396   $7.847  $8.140
Number of Units Outstanding, End of Period                                    5,156   24,022   24,869  23,821
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.114   $6.412  $8.471
Accumulation Unit Value, End of Period                                       $9.114   $6.412   $8.471  $9.516
Number of Units Outstanding, End of Period                                      885    2,536    2,827   3,382
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.504   $7.246  $9.394
Accumulation Unit Value, End of Period                                       $9.504   $7.246   $9.394 $10.247
Number of Units Outstanding, End of Period                                   35,106   78,061   79,264  97,704
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.301   $6.309  $7.633
Accumulation Unit Value, End of Period                                       $9.301   $6.309   $7.633  $8.112
Number of Units Outstanding, End of Period                                    8,463   15,350   14,333  11,607
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.670
Number of Units Outstanding, End of Period                                        -        -        -   1,422
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.214
Number of Units Outstanding, End of Period                                        -        -        -   3,881
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.926
Number of Units Outstanding, End of Period                                        -        -        -   7,835
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.492
Number of Units Outstanding, End of Period                                        -        -        -   1,368
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.437   $7.498  $9.368
Accumulation Unit Value, End of Period                                       $9.437   $7.498   $9.368 $10.209
Number of Units Outstanding, End of Period                                   15,121   27,927   22,635  22,255
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.162   $7.398  $9.326
Accumulation Unit Value, End of Period                                       $9.162   $7.398   $9.326 $10.629
Number of Units Outstanding, End of Period                                    7,318   21,602   17,195  15,197
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.279 $10.684
Accumulation Unit Value, End of Period                                            -   $7.279  $10.684 $13.225
Number of Units Outstanding, End of Period                                        -   17,611   20,417  19,553
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.100   $6.557  $8.033
Accumulation Unit Value, End of Period                                       $9.100   $6.557   $8.033  $8.275
Number of Units Outstanding, End of Period                                    6,656    9,990   10,204   9,979




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December,                       2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.116   $6.933  $8.547
Accumulation Unit Value, End of Period                                       $9.116   $6.933   $8.547  $9.423
Number of Units Outstanding, End of Period                                      748    2,254    2,254   2,908
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.292   $7.447  $9.309
Accumulation Unit Value, End of Period                                       $9.292   $7.447   $9.309  $9.874
Number of Units Outstanding, End of Period                                        0    1,088    1,426   3,141
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.176   $7.083  $8.509
Accumulation Unit Value, End of Period                                       $9.176   $7.083   $8.509  $9.246
Number of Units Outstanding, End of Period                                        0      187      434     420
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.536   $7.335  $9.253
Accumulation Unit Value, End of Period                                       $9.536   $7.335   $9.253 $10.202
Number of Units Outstanding, End of Period                                      441    1,548    1,809   1,710
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.691   $6.942  $8.897
Accumulation Unit Value, End of Period                                       $9.691   $6.942   $8.897  $9.792
Number of Units Outstanding, End of Period                                        0    1,034      884     883
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.127   $8.270 $10.671
Accumulation Unit Value, End of Period                                      $10.127   $8.270  $10.671 $11.992
Number of Units Outstanding, End of Period                                        0        0      526       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.188   $6.994  $8.736
Accumulation Unit Value, End of Period                                       $9.188   $6.994   $8.736  $9.382
Number of Units Outstanding, End of Period                                        0        0      241     451
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.780   $8.668 $10.239
Accumulation Unit Value, End of Period                                       $9.780   $8.668  $10.239 $11.112
Number of Units Outstanding, End of Period                                        0        0      522     964
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.996   $4.956  $7.802
Accumulation Unit Value, End of Period                                       $8.996   $4.956   $7.802  $7.904
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.107  $10.438 $10.434
Accumulation Unit Value, End of Period                                      $10.107  $10.438  $10.434 $10.347
Number of Units Outstanding, End of Period                                        0        0    2,047   2,520
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.033   $9.941  $9.785
Accumulation Unit Value, End of Period                                      $10.033   $9.941   $9.785  $9.650
Number of Units Outstanding, End of Period                                    7,315    1,785    6,332   6,145
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.400  $10.731 $11.369
Accumulation Unit Value, End of Period                                      $10.400  $10.731  $11.369 $11.709
Number of Units Outstanding, End of Period                                    2,112    1,964    1,874   1,874
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.778   $7.147  $8.935
Accumulation Unit Value, End of Period                                       $9.778   $7.147   $8.935  $9.659
Number of Units Outstanding, End of Period                                        0      631      859     858
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.778   $8.382 $10.342
Accumulation Unit Value, End of Period                                       $9.778   $8.382  $10.342 $11.163
Number of Units Outstanding, End of Period                                        0    1,032    1,709   1,689
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.292   $6.251  $7.180
Accumulation Unit Value, End of Period                                       $8.292   $6.251   $7.180  $8.465
Number of Units Outstanding, End of Period                                      328    2,123    1,017       0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.253   $8.703 $12.768
Accumulation Unit Value, End of Period                                       $9.253   $8.703  $12.768 $15.408
Number of Units Outstanding, End of Period                                        0        0      252     226
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.669   $6.798  $8.324
Accumulation Unit Value, End of Period                                       $9.669   $6.798   $8.324  $8.794
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.784   $7.403  $9.246
Accumulation Unit Value, End of Period                                       $9.784   $7.403   $9.246 $10.639
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.294 $10.136
Accumulation Unit Value, End of Period                                            -   $7.294  $10.136 $12.081
Number of Units Outstanding, End of Period                                        -        0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.837   $6.940  $9.626
Accumulation Unit Value, End of Period                                       $9.837   $6.940   $9.626 $10.812
Number of Units Outstanding, End of Period                                      577    2,543    3,023   2,900
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.578   $9.886 $13.417
Accumulation Unit Value, End of Period                                      $10.578   $9.886  $13.417 $17.938
Number of Units Outstanding, End of Period                                        0      601      220     194
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.099
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.019 $10.279
Accumulation Unit Value, End of Period                                            -   $8.019  $10.279 $11.831
Number of Units Outstanding, End of Period                                        -    1,583    1,682   1,765
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.244   $5.798  $7.238
Accumulation Unit Value, End of Period                                       $9.244   $5.798   $7.238  $7.594
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.241   $5.775  $7.191
Accumulation Unit Value, End of Period                                       $9.241   $5.775   $7.191  $7.527
Number of Units Outstanding, End of Period                                        0        0      290     544
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.387   $6.833  $8.675
Accumulation Unit Value, End of Period                                       $9.387   $6.833   $8.675  $9.066
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.449   $5.963  $7.671
Accumulation Unit Value, End of Period                                       $9.449   $5.963   $7.671  $8.138
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.790
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.620   $6.390  $7.835
Accumulation Unit Value, End of Period                                       $9.620   $6.390   $7.835  $8.123
Number of Units Outstanding, End of Period                                        0        0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.344   $6.406  $8.458
Accumulation Unit Value, End of Period                                       $9.344   $6.406   $8.458  $9.496
Number of Units Outstanding, End of Period                                        0        0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.829   $7.239  $9.379
Accumulation Unit Value, End of Period                                       $9.829   $7.239   $9.379 $10.225
Number of Units Outstanding, End of Period                                        0      264      547     530
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.469   $6.303  $7.622
Accumulation Unit Value, End of Period                                       $9.469   $6.303   $7.622  $8.094
Number of Units Outstanding, End of Period                                        0        0        0       0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.666
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.209
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.921
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.487
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.886   $7.491  $9.354
Accumulation Unit Value, End of Period                                       $9.886   $7.491   $9.354 $10.188
Number of Units Outstanding, End of Period                                        0    1,533      829     828
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.702   $7.392  $9.312
Accumulation Unit Value, End of Period                                       $9.702   $7.392   $9.312 $10.606
Number of Units Outstanding, End of Period                                        0      439      727   1,289
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.276 $10.673
Accumulation Unit Value, End of Period                                            -   $7.276  $10.673 $13.204
Number of Units Outstanding, End of Period                                        -      229      805     738
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.097   $6.551  $8.021
Accumulation Unit Value, End of Period                                       $9.097   $6.551   $8.021  $8.257
Number of Units Outstanding, End of Period                                      602    2,633    3,644   1,961




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.











ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS)


For the Period Beginning January 1* and Ending December,                       2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.191   $6.987  $8.656
Accumulation Unit Value, End of Period                                       $9.191   $6.987   $8.656  $9.591
Number of Units Outstanding, End of Period                                    2,706    4,552    4,551   4,550
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.317   $7.505  $9.428
Accumulation Unit Value, End of Period                                       $9.317   $7.505   $9.428 $10.050
Number of Units Outstanding, End of Period                                    1,011    1,011    1,011   1,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.225   $7.138  $8.617
Accumulation Unit Value, End of Period                                       $9.225   $7.138   $8.617  $9.411
Number of Units Outstanding, End of Period                                    4,427    6,013    8,253   8,253
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.976   $7.391  $9.371
Accumulation Unit Value, End of Period                                       $9.976   $7.391   $9.371 $10.384
Number of Units Outstanding, End of Period                                        0      288      288     287
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.982   $6.995  $9.010
Accumulation Unit Value, End of Period                                       $8.982   $6.995   $9.010  $9.967
Number of Units Outstanding, End of Period                                        0      286      285     284
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.136   $8.334 $10.807
Accumulation Unit Value, End of Period                                      $10.136   $8.334  $10.807 $12.206
Number of Units Outstanding, End of Period                                        0      277      277     277
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.196   $7.048  $8.848
Accumulation Unit Value, End of Period                                       $9.196   $7.048   $8.848  $9.549
Number of Units Outstanding, End of Period                                        0      113        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.789   $8.735 $10.370
Accumulation Unit Value, End of Period                                       $9.789   $8.735  $10.370 $11.310
Number of Units Outstanding, End of Period                                        0      868        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.004   $4.994  $7.901
Accumulation Unit Value, End of Period                                       $9.004   $4.994   $7.901  $8.045
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.116  $10.518 $10.567
Accumulation Unit Value, End of Period                                      $10.116  $10.518  $10.567 $10.532
Number of Units Outstanding, End of Period                                        0      727      726     726
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.060  $10.018  $9.910
Accumulation Unit Value, End of Period                                      $10.060  $10.018   $9.910  $9.822
Number of Units Outstanding, End of Period                                   45,369   44,522   15,933   3,656
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.428  $10.813 $11.514
Accumulation Unit Value, End of Period                                      $10.428  $10.813  $11.514 $11.918
Number of Units Outstanding, End of Period                                    1,996    3,393    3,391   3,389
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.455   $7.202  $9.049
Accumulation Unit Value, End of Period                                       $9.455   $7.202   $9.049  $9.832
Number of Units Outstanding, End of Period                                    1,990    2,368    2,770   2,769
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.787   $8.446 $10.475
Accumulation Unit Value, End of Period                                       $9.787   $8.446  $10.475 $11.362
Number of Units Outstanding, End of Period                                        0    3,500    4,319   4,317
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.314   $6.300  $7.272
Accumulation Unit Value, End of Period                                       $8.314   $6.300   $7.272  $8.616
Number of Units Outstanding, End of Period                                    1,019    1,019    1,019   1,019
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.772   $8.770 $12.931
Accumulation Unit Value, End of Period                                       $9.772   $8.770  $12.931 $15.683
Number of Units Outstanding, End of Period                                      793    2,091        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.678   $6.850  $8.431
Accumulation Unit Value, End of Period                                       $9.678   $6.850   $8.431  $8.951
Number of Units Outstanding, End of Period                                        0      373      373     372
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.793   $7.460  $9.364
Accumulation Unit Value, End of Period                                       $9.793   $7.460   $9.364 $10.829
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.318 $10.221
Accumulation Unit Value, End of Period                                            -   $7.318  $10.221 $12.243
Number of Units Outstanding, End of Period                                        -    1,498    1,498   1,498
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.863   $6.993  $9.749
Accumulation Unit Value, End of Period                                       $9.863   $6.993   $9.749 $11.005
Number of Units Outstanding, End of Period                                      276    2,156    1,850   1,850
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.263   $9.962 $13.588
Accumulation Unit Value, End of Period                                      $10.263   $9.962  $13.588 $18.258
Number of Units Outstanding, End of Period                                    1,620    1,707       88      87
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.137
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.046 $10.365
Accumulation Unit Value, End of Period                                            -   $8.046  $10.365 $11.990
Number of Units Outstanding, End of Period                                        -        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.253   $5.843  $7.330
Accumulation Unit Value, End of Period                                       $9.253   $5.843   $7.330  $7.729
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.773   $5.820  $7.283
Accumulation Unit Value, End of Period                                       $8.773   $5.820   $7.283  $7.661
Number of Units Outstanding, End of Period                                    2,245    1,102        0       0
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.240   $6.886  $8.786
Accumulation Unit Value, End of Period                                       $9.240   $6.886   $8.786  $9.228
Number of Units Outstanding, End of Period                                      293      453      452     451
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.458   $6.009  $7.769
Accumulation Unit Value, End of Period                                       $9.458   $6.009   $7.769  $8.283
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.827
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.374   $6.440  $7.935
Accumulation Unit Value, End of Period                                       $9.374   $6.440   $7.935  $8.268
Number of Units Outstanding, End of Period                                    2,146    6,476    4,196   4,196
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.353   $6.456  $8.566
Accumulation Unit Value, End of Period                                       $9.353   $6.456   $8.566  $9.665
Number of Units Outstanding, End of Period                                        0        0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.526   $7.295  $9.499
Accumulation Unit Value, End of Period                                       $9.526   $7.295   $9.499 $10.408
Number of Units Outstanding, End of Period                                    2,580    4,034    5,985   5,984
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.323   $6.352  $7.719
Accumulation Unit Value, End of Period                                       $9.323   $6.352   $7.719  $8.239
Number of Units Outstanding, End of Period                                    7,034    6,992    6,537   6,537
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.702
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.247
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.958
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.526
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.895   $7.549  $9.473
Accumulation Unit Value, End of Period                                       $9.895   $7.549   $9.473 $10.369
Number of Units Outstanding, End of Period                                        0    1,421    3,366   3,366
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.184   $7.449  $9.431
Accumulation Unit Value, End of Period                                       $9.184   $7.449   $9.431 $10.795
Number of Units Outstanding, End of Period                                    5,772    5,918    5,490   5,490
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.300 $10.762
Accumulation Unit Value, End of Period                                            -   $7.300  $10.762 $13.381
Number of Units Outstanding, End of Period                                        -    1,452    1,452   1,452
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.121   $6.601  $8.123
Accumulation Unit Value, End of Period                                       $9.121   $6.601   $8.123  $8.405
Number of Units Outstanding, End of Period                                      285    1,988    4,360   4,360




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.185   $6.973  $8.628
Accumulation Unit Value, End of Period                                       $9.185   $6.973   $8.628  $9.547
Number of Units Outstanding, End of Period                                      856      906    2,717   2,485
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.311   $7.490  $9.397
Accumulation Unit Value, End of Period                                       $9.311   $7.490   $9.397 $10.004
Number of Units Outstanding, End of Period                                    7,536   22,181   21,880  17,779
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.218   $7.124  $8.589
Accumulation Unit Value, End of Period                                       $9.218   $7.124   $8.589  $9.368
Number of Units Outstanding, End of Period                                    7,275   15,485   13,811  14,703
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.556   $7.377  $9.341
Accumulation Unit Value, End of Period                                       $9.556   $7.377   $9.341 $10.336
Number of Units Outstanding, End of Period                                    1,140    3,566    5,381   6,227
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.698   $6.981  $8.981
Accumulation Unit Value, End of Period                                       $9.698   $6.981   $8.981  $9.921
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.685   $8.317 $10.771
Accumulation Unit Value, End of Period                                       $9.685   $8.317  $10.771 $12.150
Number of Units Outstanding, End of Period                                    1,632    6,641    6,177   6,320
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.718   $7.034  $8.818
Accumulation Unit Value, End of Period                                       $7.718   $7.034   $8.818  $9.506
Number of Units Outstanding, End of Period                                      439      439      951     771
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.627   $8.717 $10.335
Accumulation Unit Value, End of Period                                       $9.627   $8.717  $10.335 $11.258
Number of Units Outstanding, End of Period                                      829    3,694    5,893   5,914
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.933   $4.984  $7.875
Accumulation Unit Value, End of Period                                       $8.933   $4.984   $7.875  $8.008
Number of Units Outstanding, End of Period                                      443    1,629    1,628   1,627
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.279  $10.497 $10.532
Accumulation Unit Value, End of Period                                      $10.279  $10.497  $10.532 $10.483
Number of Units Outstanding, End of Period                                      121   33,980    5,478   3,679
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.053   $9.998  $9.877
Accumulation Unit Value, End of Period                                      $10.053   $9.998   $9.877  $9.777
Number of Units Outstanding, End of Period                                   20,406   50,938    6,593   3,661
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.421  $10.792 $11.476
Accumulation Unit Value, End of Period                                      $10.421  $10.792  $11.476 $11.863
Number of Units Outstanding, End of Period                                      943    3,998   19,710  14,303
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.448   $7.188  $9.019
Accumulation Unit Value, End of Period                                       $9.448   $7.188   $9.019  $9.787
Number of Units Outstanding, End of Period                                   12,846   17,866   23,530  22,150
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.532   $8.430 $10.440
Accumulation Unit Value, End of Period                                       $9.532   $8.430  $10.440 $11.310
Number of Units Outstanding, End of Period                                    7,962   11,014   12,718   9,930
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.308   $6.287  $7.248
Accumulation Unit Value, End of Period                                       $8.308   $6.287   $7.248  $8.577
Number of Units Outstanding, End of Period                                    2,204    2,203    2,202   2,201
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.766   $8.752 $12.888
Accumulation Unit Value, End of Period                                       $9.766   $8.752  $12.888 $15.611
Number of Units Outstanding, End of Period                                    1,106    1,804    2,087   1,217
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.633   $6.837  $8.403
Accumulation Unit Value, End of Period                                       $9.633   $6.837   $8.403  $8.910
Number of Units Outstanding, End of Period                                    1,842    5,397    5,397   6,321
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.791   $7.445  $9.333
Accumulation Unit Value, End of Period                                       $9.791   $7.445   $9.333 $10.779
Number of Units Outstanding, End of Period                                        0        0        0     621
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.312 $10.199
Accumulation Unit Value, End of Period                                            -   $7.312  $10.199 $12.201
Number of Units Outstanding, End of Period                                        -    3,414    3,258   3,257
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.856   $6.979  $9.717
Accumulation Unit Value, End of Period                                       $9.856   $6.979   $9.717 $10.955
Number of Units Outstanding, End of Period                                    5,648   17,892   10,131  16,589
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.256   $9.942 $13.543
Accumulation Unit Value, End of Period                                      $10.256   $9.942  $13.543 $18.174
Number of Units Outstanding, End of Period                                      726    3,570    2,211   1,670
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.127
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.039 $10.343
Accumulation Unit Value, End of Period                                            -   $8.039  $10.343 $11.949
Number of Units Outstanding, End of Period                                        -    1,915    3,863   3,282
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.780   $5.832  $7.306
Accumulation Unit Value, End of Period                                       $8.780   $5.832   $7.306  $7.694
Number of Units Outstanding, End of Period                                    1,647    6,399    6,403   6,406
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.767   $5.808  $7.259
Accumulation Unit Value, End of Period                                       $8.767   $5.808   $7.259  $7.626
Number of Units Outstanding, End of Period                                    3,477    7,732    7,327   6,065
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.234   $6.872  $8.757
Accumulation Unit Value, End of Period                                       $9.234   $6.872   $8.757  $9.186
Number of Units Outstanding, End of Period                                      423      536      265     265
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.831   $5.997  $7.744
Accumulation Unit Value, End of Period                                       $8.831   $5.997   $7.744  $8.245
Number of Units Outstanding, End of Period                                      429      554      493       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.818
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.367   $6.427  $7.909
Accumulation Unit Value, End of Period                                       $9.367   $6.427   $7.909  $8.230
Number of Units Outstanding, End of Period                                    4,442   10,251    8,269   7,853
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.129   $6.443  $8.538
Accumulation Unit Value, End of Period                                       $9.129   $6.443   $8.538  $9.621
Number of Units Outstanding, End of Period                                    1,019    1,724      468   2,573
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.520   $7.280  $9.468
Accumulation Unit Value, End of Period                                       $9.520   $7.280   $9.468 $10.360
Number of Units Outstanding, End of Period                                    4,775   15,189   12,798  10,232
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.317   $6.339  $7.694
Accumulation Unit Value, End of Period                                       $9.317   $6.339   $7.694  $8.201
Number of Units Outstanding, End of Period                                    3,831    8,884    8,877   8,871
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.693
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.237
Number of Units Outstanding, End of Period                                        -        -        -     675
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.949
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.516
Number of Units Outstanding, End of Period                                        -        -        -     647
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.453   $7.534  $9.442
Accumulation Unit Value, End of Period                                       $9.453   $7.534   $9.442 $10.322
Number of Units Outstanding, End of Period                                    4,403    4,797    4,602   4,137
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.178   $7.434  $9.400
Accumulation Unit Value, End of Period                                       $9.178   $7.434   $9.400 $10.746
Number of Units Outstanding, End of Period                                    2,107    3,659    1,882   1,804
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.294 $10.739
Accumulation Unit Value, End of Period                                            -   $7.294  $10.739 $13.335
Number of Units Outstanding, End of Period                                        -    9,797    1,794   3,821
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.115   $6.588  $8.096
Accumulation Unit Value, End of Period                                       $9.115   $6.588   $8.096  $8.366
Number of Units Outstanding, End of Period                                    2,670    4,058    3,654   3,652





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.179   $6.961  $8.604
Accumulation Unit Value, End of Period                                       $9.179   $6.961   $8.604  $9.510
Number of Units Outstanding, End of Period                                      992      387      387   4,474
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.305   $7.477  $9.370
Accumulation Unit Value, End of Period                                       $9.305   $7.477   $9.370  $9.965
Number of Units Outstanding, End of Period                                   14,817   21,705   15,980  15,619
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.213   $7.112  $8.565
Accumulation Unit Value, End of Period                                       $9.213   $7.112   $8.565  $9.332
Number of Units Outstanding, End of Period                                    8,540   17,782   23,875  18,672
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.549   $7.364  $9.315
Accumulation Unit Value, End of Period                                       $9.549   $7.364   $9.315 $10.296
Number of Units Outstanding, End of Period                                    2,347    8,911    6,539   2,243
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.970   $6.970  $8.956
Accumulation Unit Value, End of Period                                       $8.970   $6.970   $8.956  $9.882
Number of Units Outstanding, End of Period                                    1,956    1,983    1,964   2,819
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.680   $8.303 $10.741
Accumulation Unit Value, End of Period                                       $9.680   $8.303  $10.741 $12.103
Number of Units Outstanding, End of Period                                    3,229    3,999    7,002  11,014
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.713   $7.022  $8.794
Accumulation Unit Value, End of Period                                       $7.713   $7.022   $8.794  $9.469
Number of Units Outstanding, End of Period                                      820    2,764    3,042   3,210
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.621   $8.703 $10.307
Accumulation Unit Value, End of Period                                       $9.621   $8.703  $10.307 $11.215
Number of Units Outstanding, End of Period                                    6,066    8,223    7,639   5,916
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.928   $4.975  $7.853
Accumulation Unit Value, End of Period                                       $8.928   $4.975   $7.853  $7.977
Number of Units Outstanding, End of Period                                    1,198    4,061    4,422     874
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.273  $10.480 $10.503
Accumulation Unit Value, End of Period                                      $10.273  $10.480  $10.503 $10.443
Number of Units Outstanding, End of Period                                   11,499   20,114   23,724  25,752
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.040   $9.981  $9.850
Accumulation Unit Value, End of Period                                      $10.047   $9.981   $9.850  $9.739
Number of Units Outstanding, End of Period                                    8,001   12,995   31,026  16,866
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.415  $10.774 $11.444
Accumulation Unit Value, End of Period                                      $10.415  $10.774  $11.444 $11.817
Number of Units Outstanding, End of Period                                    9,489   13,467   14,631  18,737
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.442   $7.176  $8.994
Accumulation Unit Value, End of Period                                       $9.442   $7.176   $8.994  $9.749
Number of Units Outstanding, End of Period                                   13,404   34,883   49,619  21,212
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.527   $8.415 $10.411
Accumulation Unit Value, End of Period                                       $9.527   $8.415  $10.411 $11.266
Number of Units Outstanding, End of Period                                    8,726    9,745   12,723  16,367
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.303   $6.277  $7.227
Accumulation Unit Value, End of Period                                       $8.303   $6.277   $7.227  $8.544
Number of Units Outstanding, End of Period                                    5,707    5,841    5,879   4,448
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.257   $8.738 $12.852
Accumulation Unit Value, End of Period                                       $9.257   $8.738  $12.852 $15.550
Number of Units Outstanding, End of Period                                        0      223      508     297
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628   $6.825  $8.379
Accumulation Unit Value, End of Period                                       $9.628   $6.825   $8.379  $8.875
Number of Units Outstanding, End of Period                                    4,732    7,470    7,543   7,886
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.092   $7.433  $9.307
Accumulation Unit Value, End of Period                                       $9.092   $7.433   $9.307 $10.737
Number of Units Outstanding, End of Period                                    1,647    4,029    2,686   2,662
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.307 $10.180
Accumulation Unit Value, End of Period                                            -   $7.307  $10.180 $12.165
Number of Units Outstanding, End of Period                                        -        0      648   1,218
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.850   $6.967  $9.690
Accumulation Unit Value, End of Period                                       $9.850   $6.967   $9.690 $10.912
Number of Units Outstanding, End of Period                                   18,147   30,706   33,646  20,908
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.250   $9.925 $13.506
Accumulation Unit Value, End of Period                                      $10.250   $9.925  $13.506 $18.104
Number of Units Outstanding, End of Period                                    2,377    8,313    6,916   4,826
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.119
Number of Units Outstanding, End of Period                                        -        -        -     334
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.033 $10.324
Accumulation Unit Value, End of Period                                            -   $8.033  $10.324 $11.914
Number of Units Outstanding, End of Period                                        -   16,284   13,850  14,313
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.774   $5.822  $7.286
Accumulation Unit Value, End of Period                                       $8.774   $5.822   $7.286  $7.664
Number of Units Outstanding, End of Period                                    1,555    1,136    1,319   1,469
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.761   $5.798  $7.239
Accumulation Unit Value, End of Period                                       $8.761   $5.798   $7.239  $7.596
Number of Units Outstanding, End of Period                                   12,321   23,907   25,816  14,878
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.229   $6.860  $8.732
Accumulation Unit Value, End of Period                                       $9.229   $6.860   $8.732  $9.150
Number of Units Outstanding, End of Period                                    6,576    7,069    7,246   7,258
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.826   $5.987  $7.722
Accumulation Unit Value, End of Period                                       $8.826   $5.987   $7.722  $8.213
Number of Units Outstanding, End of Period                                    3,518    6,280    8,040     981
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.810
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.362   $6.416  $7.887
Accumulation Unit Value, End of Period                                       $9.362   $6.416   $7.887  $8.198
Number of Units Outstanding, End of Period                                    5,896   11,584   12,845   6,560
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.124   $6.432  $8.514
Accumulation Unit Value, End of Period                                       $9.124   $6.432   $8.514  $9.583
Number of Units Outstanding, End of Period                                      100      100    1,749   2,524
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.514   $7.268  $9.441
Accumulation Unit Value, End of Period                                       $9.514   $7.268   $9.441 $10.320
Number of Units Outstanding, End of Period                                   14,176   31,552   30,734  21,742
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.311   $6.328  $7.672
Accumulation Unit Value, End of Period                                       $9.311   $6.328   $7.672  $8.169
Number of Units Outstanding, End of Period                                    7,953   11,894   12,779   9,006
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.685
Number of Units Outstanding, End of Period                                        -        -        -     407
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.229
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.941
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.508
Number of Units Outstanding, End of Period                                        -        -        -   1,752
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.447   $7.521  $9.416
Accumulation Unit Value, End of Period                                       $9.447   $7.521   $9.416 $10.282
Number of Units Outstanding, End of Period                                       30       29    4,313   3,573
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.172   $7.421  $9.374
Accumulation Unit Value, End of Period                                       $9.172   $7.421   $9.374 $10.704
Number of Units Outstanding, End of Period                                    1,426    5,760    5,622   5,562
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.289 $10.719
Accumulation Unit Value, End of Period                                            -   $7.289  $10.719 $13.296
Number of Units Outstanding, End of Period                                        -    4,307    5,159   3,193
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.110   $6.577  $8.074
Accumulation Unit Value, End of Period                                       $9.110   $6.577   $8.074  $8.334
Number of Units Outstanding, End of Period                                    6,514   11,559    8,300   4,151






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION
2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.176   $6.954  $8.590
Accumulation Unit Value, End of Period                                       $9.176   $6.954   $8.590  $9.490
Number of Units Outstanding, End of Period                                    1,791    3,560    3,314   3,314
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.302   $7.470  $9.356
Accumulation Unit Value, End of Period                                       $9.302   $7.470   $9.356  $9.944
Number of Units Outstanding, End of Period                                    7,116    7,441    7,368   6,291
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.210   $7.105  $8.552
Accumulation Unit Value, End of Period                                       $9.210   $7.105   $8.552  $9.312
Number of Units Outstanding, End of Period                                    4,944    6,780    8,093   6,992
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.546   $7.357  $9.300
Accumulation Unit Value, End of Period                                       $9.546   $7.357   $9.300 $10.274
Number of Units Outstanding, End of Period                                    1,959    3,136    3,771   2,708
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.968   $6.963  $8.942
Accumulation Unit Value, End of Period                                       $8.968   $6.963   $8.942  $9.862
Number of Units Outstanding, End of Period                                      268      796      796     796
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.677   $8.295 $10.725
Accumulation Unit Value, End of Period                                       $9.677   $8.295  $10.725 $12.077
Number of Units Outstanding, End of Period                                      885    3,196    3,945   2,772
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.711   $7.016  $8.780
Accumulation Unit Value, End of Period                                       $7.711   $7.016   $8.780  $9.449
Number of Units Outstanding, End of Period                                    2,141    2,406    3,344   3,343
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.618   $8.695 $10.291
Accumulation Unit Value, End of Period                                       $9.618   $8.695  $10.291 $11.191
Number of Units Outstanding, End of Period                                        0      154      467     467
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.925   $4.971  $7.841
Accumulation Unit Value, End of Period                                       $8.925   $4.971   $7.841  $7.960
Number of Units Outstanding, End of Period                                      581      581      581     581
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.269  $10.470 $10.487
Accumulation Unit Value, End of Period                                      $10.269  $10.470  $10.487 $10.420
Number of Units Outstanding, End of Period                                        0    6,570   16,396  13,964
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.027   $9.972  $9.835
Accumulation Unit Value, End of Period                                      $10.027   $9.972   $9.835  $9.719
Number of Units Outstanding, End of Period                                        0    1,023      718     774
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.411  $10.764 $11.427
Accumulation Unit Value, End of Period                                      $10.411  $10.764  $11.427 $11.792
Number of Units Outstanding, End of Period                                      231    5,622    9,776   6,521
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.439   $7.169  $8.980
Accumulation Unit Value, End of Period                                       $9.439   $7.169   $8.980  $9.728
Number of Units Outstanding, End of Period                                    2,487    5,111    6,291   6,286
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.524   $8.407 $10.395
Accumulation Unit Value, End of Period                                       $9.524   $8.407  $10.395 $11.242
Number of Units Outstanding, End of Period                                    1,931    1,975    3,824   3,617
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $9.388   $6.271  $7.216
Accumulation Unit Value, End of Period                                       $9.388   $6.271   $7.216  $8.526
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.757   $8.730 $12.833
Accumulation Unit Value, End of Period                                       $9.757   $8.730  $12.833 $15.517
Number of Units Outstanding, End of Period                                      275      939    1,257   1,185
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.672   $6.819  $8.367
Accumulation Unit Value, End of Period                                       $9.672   $6.819   $8.367  $8.856
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.089   $7.426  $9.293
Accumulation Unit Value, End of Period                                       $9.089   $7.426   $9.293 $10.714
Number of Units Outstanding, End of Period                                      849      237      228     208
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.304 $10.170
Accumulation Unit Value, End of Period                                            -   $7.304  $10.170 $12.145
Number of Units Outstanding, End of Period                                        -    1,457    1,749   1,416
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.847   $6.961  $9.675
Accumulation Unit Value, End of Period                                       $9.847   $6.961   $9.675 $10.889
Number of Units Outstanding, End of Period                                    6,589   10,426   10,871   9,595
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.247   $9.916 $13.485
Accumulation Unit Value, End of Period                                      $10.247   $9.916  $13.485 $18.065
Number of Units Outstanding, End of Period                                    2,225    3,416    4,051   4,046
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.114
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.030 $10.313
Accumulation Unit Value, End of Period                                            -   $8.030  $10.313 $11.895
Number of Units Outstanding, End of Period                                        -    2,875    9,305   9,237
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.248   $5.816  $7.275
Accumulation Unit Value, End of Period                                       $9.248   $5.816   $7.275  $7.648
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.759   $5.793  $7.228
Accumulation Unit Value, End of Period                                       $8.759   $5.793   $7.228  $7.580
Number of Units Outstanding, End of Period                                    6,150    9,435   10,609   9,108
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.226   $6.854  $8.719
Accumulation Unit Value, End of Period                                       $9.226   $6.854   $8.719  $9.131
Number of Units Outstanding, End of Period                                    2,227    2,846    3,045   3,045
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.823   $5.981  $7.710
Accumulation Unit Value, End of Period                                       $8.823   $5.981   $7.710  $8.196
Number of Units Outstanding, End of Period                                    1,892    3,289    3,288   3,286
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.805
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.359   $6.410  $7.875
Accumulation Unit Value, End of Period                                       $9.359   $6.410   $7.875  $8.181
Number of Units Outstanding, End of Period                                    3,186    7,479    7,286   6,223
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.348   $6.426  $8.501
Accumulation Unit Value, End of Period                                       $9.348   $6.426   $8.501  $9.563
Number of Units Outstanding, End of Period                                        0      292      292     291
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.511   $7.261  $9.427
Accumulation Unit Value, End of Period                                       $9.511   $7.261   $9.427 $10.298
Number of Units Outstanding, End of Period                                    5,378    7,511    6,687   6,685
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.308   $6.322  $7.661
Accumulation Unit Value, End of Period                                       $9.308   $6.322   $7.661  $8.152
Number of Units Outstanding, End of Period                                      918    2,874    2,349   2,348
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.680
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.224
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.936
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.503
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.444   $7.515  $9.402
Accumulation Unit Value, End of Period                                       $9.444   $7.515   $9.402 $10.260
Number of Units Outstanding, End of Period                                      151    7,727    7,981   5,073
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.169   $7.414  $9.360
Accumulation Unit Value, End of Period                                       $9.169   $7.414   $9.360 $10.681
Number of Units Outstanding, End of Period                                    2,608    6,255    7,734   7,630
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.286 $10.709
Accumulation Unit Value, End of Period                                            -   $7.286  $10.709 $13.275
Number of Units Outstanding, End of Period                                        -    1,126    1,233   1,030
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.107   $6.571  $8.061
Accumulation Unit Value, End of Period                                       $9.107   $6.571   $8.061  $8.316
Number of Units Outstanding, End of Period                                    1,593    4,400    3,601   3,598





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.166   $6.933  $8.547
Accumulation Unit Value, End of Period                                       $9.166   $6.933   $8.547  $9.423
Number of Units Outstanding, End of Period                                   37,994   76,164   86,053  75,534
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.292   $7.447  $9.309
Accumulation Unit Value, End of Period                                       $9.292   $7.447   $9.309  $9.874
Number of Units Outstanding, End of Period                                  102,358  286,605  339,360 326,216
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.200   $7.083  $8.509
Accumulation Unit Value, End of Period                                       $9.200   $7.083   $8.509  $9.246
Number of Units Outstanding, End of Period                                  122,908  272,935  412,984 387,007
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.536   $7.335  $9.253
Accumulation Unit Value, End of Period                                       $9.536   $7.335   $9.253 $10.202
Number of Units Outstanding, End of Period                                   54,700  135,636  186,223 207,982
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.958   $6.942  $8.897
Accumulation Unit Value, End of Period                                       $8.958   $6.942   $8.897  $9.792
Number of Units Outstanding, End of Period                                   11,212   38,317   41,394  47,791
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.666   $8.270 $10.671
Accumulation Unit Value, End of Period                                       $9.666   $8.270  $10.671 $11.992
Number of Units Outstanding, End of Period                                   42,603  115,288  164,382 171,712
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.702   $6.994  $8.736
Accumulation Unit Value, End of Period                                       $7.702   $6.994   $8.736  $9.382
Number of Units Outstanding, End of Period                                   27,974   57,789  113,500  73,086
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.608   $8.668 $10.239
Accumulation Unit Value, End of Period                                       $9.608   $8.668  $10.239 $11.112
Number of Units Outstanding, End of Period                                   14,674   53,629   59,137  57,695
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.915   $4.956  $7.802
Accumulation Unit Value, End of Period                                       $8.915   $4.956   $7.802  $7.904
Number of Units Outstanding, End of Period                                   18,053   31,231   41,190  35,536
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.258  $10.438 $10.434
Accumulation Unit Value, End of Period                                      $10.258  $10.438  $10.434 $10.347
Number of Units Outstanding, End of Period                                   45,215  199,471  323,923 297,301
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.033   $9.941  $9.785
Accumulation Unit Value, End of Period                                      $10.033   $9.941   $9.785  $9.650
Number of Units Outstanding, End of Period                                   93,551  219,478  218,730 131,136
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.400  $10.731 $11.369
Accumulation Unit Value, End of Period                                      $10.400  $10.731  $11.369 $11.709
Number of Units Outstanding, End of Period                                  143,420  257,927  310,658 246,055
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.429   $7.147  $8.935
Accumulation Unit Value, End of Period                                       $9.429   $7.147   $8.935  $9.659
Number of Units Outstanding, End of Period                                   88,645  245,361  354,806 348,913
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.513   $8.382 $10.342
Accumulation Unit Value, End of Period                                       $9.513   $8.382  $10.342 $11.163
Number of Units Outstanding, End of Period                                   73,693  156,829  190,018 185,018
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.292   $6.251  $7.180
Accumulation Unit Value, End of Period                                       $8.292   $6.251   $7.180  $8.465
Number of Units Outstanding, End of Period                                   42,821   62,913   71,562  71,377
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.746   $8.703 $12.768
Accumulation Unit Value, End of Period                                       $9.746   $8.703  $12.768 $15.408
Number of Units Outstanding, End of Period                                   10,220   39,406   46,488  56,958
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.614   $6.798  $8.324
Accumulation Unit Value, End of Period                                       $9.614   $6.798   $8.324  $8.794
Number of Units Outstanding, End of Period                                   14,404   27,519   39,755  43,350
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.079   $7.403  $9.246
Accumulation Unit Value, End of Period                                       $9.079   $7.403   $9.246 $10.639
Number of Units Outstanding, End of Period                                   10,515   27,754   56,020  63,359
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.294 $10.136
Accumulation Unit Value, End of Period                                            -   $7.294  $10.136 $12.081
Number of Units Outstanding, End of Period                                        -   56,575  135,814 134,760
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.837   $6.940  $9.626
Accumulation Unit Value, End of Period                                       $9.837   $6.940   $9.626 $10.812
Number of Units Outstanding, End of Period                                  106,457  341,330  367,430 364,758
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.236   $9.886 $13.417
Accumulation Unit Value, End of Period                                      $10.236   $9.886  $13.417 $17.938
Number of Units Outstanding, End of Period                                           107,231  126,165 107,711
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.099
Number of Units Outstanding, End of Period                                        -        -        -  29,081
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.019 $10.279
Accumulation Unit Value, End of Period                                            -   $8.019  $10.279 $11.831
Number of Units Outstanding, End of Period                                        -  284,827  494,148 506,975
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.762   $5.798  $7.238
Accumulation Unit Value, End of Period                                       $8.762   $5.798   $7.238  $7.594
Number of Units Outstanding, End of Period                                    3,800   54,261   66,098  62,312
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.749   $5.775  $7.191
Accumulation Unit Value, End of Period                                       $8.749   $5.775   $7.191  $7.527
Number of Units Outstanding, End of Period                                   94,621  217,390  280,774 267,459
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.216   $6.833  $8.675
Accumulation Unit Value, End of Period                                       $9.216   $6.833   $8.675  $9.066
Number of Units Outstanding, End of Period                                   67,153  118,996  138,347 137,069
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.814   $5.963  $7.671
Accumulation Unit Value, End of Period                                       $8.814   $5.963   $7.671  $8.138
Number of Units Outstanding, End of Period                                   31,363   73,294   86,425  84,589
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.790
Number of Units Outstanding, End of Period                                        -        -        -   6,573
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.349   $6.390  $7.835
Accumulation Unit Value, End of Period                                       $9.349   $6.390   $7.835  $8.123
Number of Units Outstanding, End of Period                                   85,279  170,592  174,857 172,084
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.111   $6.406  $8.458
Accumulation Unit Value, End of Period                                       $9.111   $6.406   $8.458  $9.496
Number of Units Outstanding, End of Period                                   12,882   23,416   43,411  61,958
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.501   $7.239  $9.379
Accumulation Unit Value, End of Period                                       $9.501   $7.239   $9.379 $10.225
Number of Units Outstanding, End of Period                                  141,748  347,329  472,780 450,307
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.298   $6.303  $7.622
Accumulation Unit Value, End of Period                                       $9.298   $6.303   $7.622  $8.094
Number of Units Outstanding, End of Period                                   50,766  117,399  152,193 127,106
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.666
Number of Units Outstanding, End of Period                                        -        -        -     105
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.209
Number of Units Outstanding, End of Period                                        -        -        -   1,293
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.921
Number of Units Outstanding, End of Period                                        -        -        -   1,564
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.487
Number of Units Outstanding, End of Period                                        -        -        -   4,315
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.434   $7.491  $9.354
Accumulation Unit Value, End of Period                                       $9.434   $7.491   $9.354 $10.188
Number of Units Outstanding, End of Period                                   35,301   82,223   89,052  74,840
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.159   $7.392  $9.312
Accumulation Unit Value, End of Period                                       $9.159   $7.392   $9.312 $10.606
Number of Units Outstanding, End of Period                                   63,280  181,371  203,349 193,306
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.276 $10.673
Accumulation Unit Value, End of Period                                            -   $7.276  $10.673 $13.204
Number of Units Outstanding, End of Period                                        -   97,785  125,788 124,346
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.097   $6.551  $8.021
Accumulation Unit Value, End of Period                                       $9.097   $6.551   $8.021  $8.257
Number of Units Outstanding, End of Period                                   71,449  134,073  159,730 143,502




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65)


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.186   $6.976  $8.634
Accumulation Unit Value, End of Period                                       $9.186   $6.976   $8.634  $9.557
Number of Units Outstanding, End of Period                                      149        0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.312   $7.493  $9.404
Accumulation Unit Value, End of Period                                       $9.312   $7.493   $9.404 $10.014
Number of Units Outstanding, End of Period                                   10,910   14,181   24,848  24,079
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.182   $7.127  $8.596
Accumulation Unit Value, End of Period                                       $9.182   $7.127   $8.596  $9.378
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.974   $7.380  $9.348
Accumulation Unit Value, End of Period                                       $9.974   $7.380   $9.348 $10.347
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.698   $6.985  $8.988
Accumulation Unit Value, End of Period                                       $9.698   $6.985   $8.988  $9.932
Number of Units Outstanding, End of Period                                        0        0        0     776
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.134   $8.321 $10.780
Accumulation Unit Value, End of Period                                      $10.134   $8.321  $10.780 $12.163
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.195   $7.037  $8.825
Accumulation Unit Value, End of Period                                       $9.195   $7.037   $8.825  $9.516
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628   $8.721 $10.343
Accumulation Unit Value, End of Period                                       $9.628   $8.721  $10.343 $11.270
Number of Units Outstanding, End of Period                                    1,438    2,759    2,845   2,207
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.002   $4.986  $7.881
Accumulation Unit Value, End of Period                                       $9.002   $4.986   $7.881  $8.016
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.280  $10.502 $10.540
Accumulation Unit Value, End of Period                                      $10.280  $10.502  $10.540 $10.494
Number of Units Outstanding, End of Period                                    1,488    4,504    4,247   4,247
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.031  $10.002  $9.885
Accumulation Unit Value, End of Period                                      $10.031  $10.002   $9.885  $9.788
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.422  $10.797 $11.485
Accumulation Unit Value, End of Period                                      $10.422  $10.797  $11.485 $11.876
Number of Units Outstanding, End of Period                                    1,612    4,551    2,344   2,428
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.449   $7.191  $9.026
Accumulation Unit Value, End of Period                                       $9.449   $7.191   $9.026  $9.797
Number of Units Outstanding, End of Period                                    8,443    9,701    9,248   8,412
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.534   $8.433 $10.448
Accumulation Unit Value, End of Period                                       $9.534   $8.433  $10.448 $11.322
Number of Units Outstanding, End of Period                                      146      142      140     227
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.309   $6.290  $7.253
Accumulation Unit Value, End of Period                                       $8.309   $6.290   $7.253  $8.586
Number of Units Outstanding, End of Period                                      912      964      964     306
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.259   $8.757 $12.898
Accumulation Unit Value, End of Period                                       $9.259   $8.757  $12.898 $15.628
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.676   $6.840  $8.409
Accumulation Unit Value, End of Period                                       $9.676   $6.840   $8.409  $8.919
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.791   $7.449  $9.340
Accumulation Unit Value, End of Period                                       $9.791   $7.449   $9.340 $10.790
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.314 $10.204
Accumulation Unit Value, End of Period                                            -   $7.314  $10.204 $12.210
Number of Units Outstanding, End of Period                                        -        0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.858   $6.982  $9.724
Accumulation Unit Value, End of Period                                       $9.858   $6.982   $9.724 $10.966
Number of Units Outstanding, End of Period                                    2,378    8,179    9,829   9,785
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.586   $9.947 $13.554
Accumulation Unit Value, End of Period                                      $10.586   $9.947  $13.554 $18.193
Number of Units Outstanding, End of Period                                        0      515      461     456
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.129
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.041 $10.348
Accumulation Unit Value, End of Period                                            -   $8.041  $10.348 $11.958
Number of Units Outstanding, End of Period                                        -    1,595      513   1,175
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.251   $5.834  $7.312
Accumulation Unit Value, End of Period                                       $9.251   $5.834   $7.312  $7.702
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.768   $5.811  $7.265
Accumulation Unit Value, End of Period                                       $8.768   $5.811   $7.265  $7.634
Number of Units Outstanding, End of Period                                       46      289      288     286
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.235   $6.875  $8.763
Accumulation Unit Value, End of Period                                       $9.235   $6.875   $8.763  $9.196
Number of Units Outstanding, End of Period                                    1,127    3,414    3,414   3,414
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.456   $6.000  $7.749
Accumulation Unit Value, End of Period                                       $9.456   $6.000   $7.749  $8.254
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.820
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.369   $6.430  $7.915
Accumulation Unit Value, End of Period                                       $9.369   $6.430   $7.915  $8.239
Number of Units Outstanding, End of Period                                    3,520    5,444    5,443   5,441
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.351   $6.446  $8.545
Accumulation Unit Value, End of Period                                       $9.351   $6.446   $8.545  $9.631
Number of Units Outstanding, End of Period                                        0        0        0     779
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.521   $7.284  $9.475
Accumulation Unit Value, End of Period                                       $9.521   $7.284   $9.475 $10.371
Number of Units Outstanding, End of Period                                    1,942    4,455    4,062   4,093
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.318   $6.342  $7.700
Accumulation Unit Value, End of Period                                       $9.318   $6.342   $7.700  $8.210
Number of Units Outstanding, End of Period                                    3,489    5,215    5,215   5,215
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.695
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.240
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.951
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.519
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.455   $7.538  $9.449
Accumulation Unit Value, End of Period                                       $9.455   $7.538   $9.449 $10.333
Number of Units Outstanding, End of Period                                      783      782      781     780
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.709   $7.437  $9.407
Accumulation Unit Value, End of Period                                       $9.709   $7.437   $9.407 $10.757
Number of Units Outstanding, End of Period                                        0      523      523     522
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.295 $10.744
Accumulation Unit Value, End of Period                                            -   $7.295  $10.744 $13.346
Number of Units Outstanding, End of Period                                        -        0        0     622
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.116   $6.591  $8.102
Accumulation Unit Value, End of Period                                       $9.116   $6.591   $8.102  $8.375
Number of Units Outstanding, End of Period                                      545      544   18,726  18,725






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                           2001     2002      2003   2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.180    $6.962 $8.606
Accumulation Unit Value, End of Period                                       $9.180   $6.962    $8.606 $9.513
Number of Units Outstanding, End of Period                                      533      448     1,315    866
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.306    $7.478 $9.373
Accumulation Unit Value, End of Period                                       $9.306   $7.478    $9.373 $9.968
Number of Units Outstanding, End of Period                                   14,854   18,111    17,045 15,543
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.213  $7.113   $8.567
Accumulation Unit Value, End of Period                                       $9.213   $7.113  $8.567   $9.335
Number of Units Outstanding, End of Period                                    9,231    9,856  12,256   12,518
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.550  $7.365   $9.317
Accumulation Unit Value, End of Period                                       $9.550   $7.365  $9.317  $10.300
Number of Units Outstanding, End of Period                                    6,146    6,767   5,778    5,528
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.696  $6.971   $8.958
Accumulation Unit Value, End of Period                                       $9.696   $6.971  $8.958   $9.886
Number of Units Outstanding, End of Period                                        0        0       0    1,463
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.680  $8.304  $10.744
Accumulation Unit Value, End of Period                                       $9.680   $8.304 $10.744  $12.107
Number of Units Outstanding, End of Period                                    2,610    5,821   7,194    5,881
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.714  $7.023   $8.796
Accumulation Unit Value, End of Period                                       $7.714   $7.023  $8.796   $9.472
Number of Units Outstanding, End of Period                                    1,265    1,532   2,051    1,996
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.621  $8.704  $10.309
Accumulation Unit Value, End of Period                                       $9.621   $8.704 $10.309  $11.219
Number of Units Outstanding, End of Period                                    2,103    3,485   3,548    4,627
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.928  $4.976   $7.855
Accumulation Unit Value, End of Period                                       $8.928   $4.976  $7.855   $7.980
Number of Units Outstanding, End of Period                                      231      593   1,494    1,524
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.273 $10.481  $10.505
Accumulation Unit Value, End of Period                                      $10.273  $10.481 $10.505  $10.446
Number of Units Outstanding, End of Period                                   10,406   14,410  19,226   20,657
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.048  $9.982   $9.852
Accumulation Unit Value, End of Period                                      $10.048   $9.982  $9.852   $9.743
Number of Units Outstanding, End of Period                                   11,116   14,913   9,509    6,418
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.415 $10.775  $11.447
Accumulation Unit Value, End of Period                                      $10.415  $10.775 $11.447  $11.822
Number of Units Outstanding, End of Period                                    7,023    8,473  13,360   12,441
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.443  $7.177   $8.996
Accumulation Unit Value, End of Period                                       $9.443   $7.177  $8.996   $9.752
Number of Units Outstanding, End of Period                                    6,089    6,762   5,941    4,532
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.527  $8.417  $10.414
Accumulation Unit Value, End of Period                                       $9.527   $8.417 $10.414  $11.270
Number of Units Outstanding, End of Period                                    4,929    7,339   7,102    5,875
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.304  $6.278   $7.229
Accumulation Unit Value, End of Period                                       $8.304   $6.278  $7.229   $8.547
Number of Units Outstanding, End of Period                                    5,804    5,801   5,799    5,797
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.760  $8.739  $12.856
Accumulation Unit Value, End of Period                                       $9.760   $8.739 $12.856  $15.556
Number of Units Outstanding, End of Period                                      803    2,130   1,918      799
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628  $6.826   $8.382
Accumulation Unit Value, End of Period                                       $9.628   $6.826  $8.382   $8.878
Number of Units Outstanding, End of Period                                      351      350     350      349
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.092  $7.434   $9.310
Accumulation Unit Value, End of Period                                       $9.092   $7.434  $9.310  $10.741
Number of Units Outstanding, End of Period                                      322      706     730      756
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000  $7.307  $10.182
Accumulation Unit Value, End of Period                                            -   $7.307 $10.182  $12.168
Number of Units Outstanding, End of Period                                        -      239   2,753    4,491
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.851  $6.969   $9.692
Accumulation Unit Value, End of Period                                       $9.851   $6.969  $9.692  $10.916
Number of Units Outstanding, End of Period                                   22,642   29,391  33,393   31,513
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.250  $9.927  $13.509
Accumulation Unit Value, End of Period                                      $10.250   $9.927 $13.509  $18.110
Number of Units Outstanding, End of Period                                    1,180    3,929   4,030    2,847
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $11.119
Number of Units Outstanding, End of Period                                        -        -       -        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000  $8.034  $10.325
Accumulation Unit Value, End of Period                                            -   $8.034 $10.325  $11.917
Number of Units Outstanding, End of Period                                        -    8,026  10,933   13,154
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.249  $5.823   $7.288
Accumulation Unit Value, End of Period                                       $9.249   $5.823  $7.288   $7.667
Number of Units Outstanding, End of Period                                        0        0       0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.760  $5.799   $7.241
Accumulation Unit Value, End of Period                                       $8.762   $5.799  $7.241   $7.599
Number of Units Outstanding, End of Period                                   10,081    9,015  10,219   10,236
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.229  $6.861   $8.734
Accumulation Unit Value, End of Period                                       $9.229   $6.861  $8.734   $9.153
Number of Units Outstanding, End of Period                                    7,038    9,362  10,311   10,340
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.826  $5.988   $7.724
Accumulation Unit Value, End of Period                                       $8.826   $5.988  $7.724   $8.216
Number of Units Outstanding, End of Period                                    4,355    6,067   8,545    8,618
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $10.810
Number of Units Outstanding, End of Period                                        -        -       -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.362  $6.417   $7.889
Accumulation Unit Value, End of Period                                       $9.362   $6.417  $7.889   $8.201
Number of Units Outstanding, End of Period                                   12,654   11,108  12,342   12,292
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.120  $6.433   $8.517
Accumulation Unit Value, End of Period                                       $9.124   $6.433  $8.517   $9.587
Number of Units Outstanding, End of Period                                    1,651    1,068   2,116    4,746
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.514  $7.269   $9.444
Accumulation Unit Value, End of Period                                       $9.514   $7.269  $9.444  $10.323
Number of Units Outstanding, End of Period                                   10,661   15,331  19,325   17,426
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.312  $6.329   $7.674
Accumulation Unit Value, End of Period                                       $9.312   $6.329  $7.674   $8.172
Number of Units Outstanding, End of Period                                    8,414    8,828   8,821    9,050
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $10.685
Number of Units Outstanding, End of Period                                        -        -       -        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $11.230
Number of Units Outstanding, End of Period                                        -        -       -        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $10.941
Number of Units Outstanding, End of Period                                        -        -       -        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $11.508
Number of Units Outstanding, End of Period                                        -        -       -    2,147
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.448  $7.523   $9.418
Accumulation Unit Value, End of Period                                       $9.448   $7.523  $9.418  $10.285
Number of Units Outstanding, End of Period                                      909    1,125   3,046    5,811
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.173  $7.422   $9.376
Accumulation Unit Value, End of Period                                       $9.173   $7.422  $9.376  $10.708
Number of Units Outstanding, End of Period                                    7,069   10,565  12,159   11,697
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000  $7.289  $10.721
Accumulation Unit Value, End of Period                                            -   $7.289 $10.721  $13.300
Number of Units Outstanding, End of Period                                        -    2,552   5,267    7,324
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.110  $6.578   $8.076
Accumulation Unit Value, End of Period                                       $9.110   $6.578  $8.076   $8.337
Number of Units Outstanding, End of Period                                    7,712    7,712   7,712    7,712





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.174   $6.950  $8.582
Accumulation Unit Value, End of Period                                       $9.174   $6.950   $8.582  $9.476
Number of Units Outstanding, End of Period                                    5,184    9,472    5,744   5,113
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.300   $7.466  $9.347
Accumulation Unit Value, End of Period                                       $9.300   $7.466   $9.347  $9.930
Number of Units Outstanding, End of Period                                   16,542   31,608   29,987  32,617
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.208   $7.101  $8.543
Accumulation Unit Value, End of Period                                       $9.208   $7.101   $8.543  $9.299
Number of Units Outstanding, End of Period                                    8,290   15,924   26,502  26,861
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.544   $7.353  $9.291
Accumulation Unit Value, End of Period                                       $9.544   $7.353   $9.291 $10.260
Number of Units Outstanding, End of Period                                    2,088    9,116   11,344  11,682
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.966   $6.959  $8.933
Accumulation Unit Value, End of Period                                       $8.966   $6.959   $8.933  $9.848
Number of Units Outstanding, End of Period                                    1,368    1,401    2,582   2,573
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.675   $8.290 $10.714
Accumulation Unit Value, End of Period                                       $9.675   $8.290  $10.714 $12.060
Number of Units Outstanding, End of Period                                    1,394    6,004    7,622  16,555
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.709   $7.011  $8.772
Accumulation Unit Value, End of Period                                       $7.709   $7.011   $8.772  $9.435
Number of Units Outstanding, End of Period                                    1,226    9,124   14,666  13,826
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.616   $8.689 $10.280
Accumulation Unit Value, End of Period                                       $9.616   $8.689  $10.280 $11.175
Number of Units Outstanding, End of Period                                    6,298    4,618   12,308  12,305
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.923   $4.968  $7.833
Accumulation Unit Value, End of Period                                       $8.923   $4.968   $7.833  $7.949
Number of Units Outstanding, End of Period                                    1,308    5,740    6,551   6,202
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.267  $10.464 $10.476
Accumulation Unit Value, End of Period                                      $10.267  $10.464  $10.476 $10.406
Number of Units Outstanding, End of Period                                   14,958   34,867   25,275  24,002
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.042   $9.965  $9.825
Accumulation Unit Value, End of Period                                      $10.042   $9.965   $9.825  $9.705
Number of Units Outstanding, End of Period                                   62,503   91,643   62,778  31,619
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.409  $10.757 $11.415
Accumulation Unit Value, End of Period                                      $10.409  $10.757  $11.415 $11.776
Number of Units Outstanding, End of Period                                   17,399   13,431   54,139  33,502
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.437   $7.165  $8.971
Accumulation Unit Value, End of Period                                       $9.430   $7.165   $8.971  $9.714
Number of Units Outstanding, End of Period                                    5,933   11,051   18,993  51,235
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.520   $8.402 $10.385
Accumulation Unit Value, End of Period                                       $9.522   $8.402  $10.385 $11.227
Number of Units Outstanding, End of Period                                    7,403   21,585   36,214  30,261
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.299   $6.267  $7.209
Accumulation Unit Value, End of Period                                       $8.299   $6.267   $7.209  $8.513
Number of Units Outstanding, End of Period                                    2,364    5,972    5,863   5,862
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.255   $8.724 $12.820
Accumulation Unit Value, End of Period                                       $9.255   $8.724  $12.820 $15.495
Number of Units Outstanding, End of Period                                        0    3,749      426     369
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.623   $6.815  $8.358
Accumulation Unit Value, End of Period                                       $9.623   $6.815   $8.358  $8.844
Number of Units Outstanding, End of Period                                      605      712    1,095   1,104
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.087   $7.421  $9.284
Accumulation Unit Value, End of Period                                       $9.087   $7.421   $9.284 $10.699
Number of Units Outstanding, End of Period                                    2,449    2,988    5,737   5,427
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.302 $10.163
Accumulation Unit Value, End of Period                                            -   $7.302  $10.163 $12.132
Number of Units Outstanding, End of Period                                        -       66    4,253   4,035
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.845   $6.957  $9.665
Accumulation Unit Value, End of Period                                       $9.845   $6.957   $9.665 $10.874
Number of Units Outstanding, End of Period                                   13,669   54,846   57,906  51,083
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.244   $9.910 $13.471
Accumulation Unit Value, End of Period                                      $10.244   $9.910  $13.471 $18.040
Number of Units Outstanding, End of Period                                    5,124   11,314    3,464   3,919
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.111
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.028 $10.306
Accumulation Unit Value, End of Period                                            -   $8.028  $10.306 $11.882
Number of Units Outstanding, End of Period                                        -   40,034   48,193  48,186
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.770   $5.813  $7.267
Accumulation Unit Value, End of Period                                       $8.770   $5.813   $7.267  $7.637
Number of Units Outstanding, End of Period                                    1,154    2,104    2,103   2,103
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.757   $5.789  $7.221
Accumulation Unit Value, End of Period                                       $8.757   $5.789   $7.221  $7.570
Number of Units Outstanding, End of Period                                    4,181   11,391   27,227  24,426
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.224   $6.850  $8.710
Accumulation Unit Value, End of Period                                       $9.224   $6.850   $8.710  $9.118
Number of Units Outstanding, End of Period                                    4,010    8,484    6,482   5,340
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.821   $5.978  $7.702
Accumulation Unit Value, End of Period                                       $8.821   $5.978   $7.702  $8.184
Number of Units Outstanding, End of Period                                    2,236    2,982    3,322   3,155
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.802
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.357   $6.406  $7.867
Accumulation Unit Value, End of Period                                       $9.357   $6.406   $7.867  $8.169
Number of Units Outstanding, End of Period                                    8,413    8,198    8,476   8,223
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.119   $6.422  $8.493
Accumulation Unit Value, End of Period                                       $9.119   $6.422   $8.493  $9.550
Number of Units Outstanding, End of Period                                      830    1,853    9,088   2,878
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.509   $7.257  $9.417
Accumulation Unit Value, End of Period                                       $9.509   $7.257   $9.417 $10.283
Number of Units Outstanding, End of Period                                   40,349  101,407  115,918 106,290
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.306   $6.318  $7.653
Accumulation Unit Value, End of Period                                       $9.306   $6.318   $7.653  $8.140
Number of Units Outstanding, End of Period                                    3,186   11,614   16,483  15,850
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.677
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.221
Number of Units Outstanding, End of Period                                        -        -        -   8,134
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.933
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.500
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.442   $7.510  $9.392
Accumulation Unit Value, End of Period                                       $9.442   $7.510   $9.392 $10.245
Number of Units Outstanding, End of Period                                    3,685    2,711    1,716   1,684
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.167   $7.410  $9.350
Accumulation Unit Value, End of Period                                       $9.167   $7.410   $9.350 $10.666
Number of Units Outstanding, End of Period                                    4,725   12,230   18,700  18,280
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.284 $10.701
Accumulation Unit Value, End of Period                                            -   $7.284  $10.701 $13.261
Number of Units Outstanding, End of Period                                        -   23,862   10,448  13,094
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.105   $6.567  $8.053
Accumulation Unit Value, End of Period                                       $9.105   $6.567   $8.053  $8.304
Number of Units Outstanding, End of Period                                   15,362   42,101   42,280  41,085






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.360   $6.944  $8.569
Accumulation Unit Value, End of Period                                       $9.360   $6.944   $8.569  $9.456
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.297   $7.459  $9.333
Accumulation Unit Value, End of Period                                       $9.297   $7.459   $9.333  $9.909
Number of Units Outstanding, End of Period                                      584    4,244    4,061   4,059
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.205   $7.094  $8.530
Accumulation Unit Value, End of Period                                       $9.205   $7.094   $8.530  $9.279
Number of Units Outstanding, End of Period                                      591    2,516    4,005   3,911
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.969   $7.346  $9.277
Accumulation Unit Value, End of Period                                       $9.969   $7.346   $9.277 $10.238
Number of Units Outstanding, End of Period                                        0      310      310     310
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.693   $6.952  $8.919
Accumulation Unit Value, End of Period                                       $9.693   $6.952   $8.919  $9.827
Number of Units Outstanding, End of Period                                        0        0      197     197
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.129   $8.283 $10.698
Accumulation Unit Value, End of Period                                      $10.129   $8.283  $10.698 $12.034
Number of Units Outstanding, End of Period                                        0      681    1,136   1,072
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.190   $7.005  $8.758
Accumulation Unit Value, End of Period                                       $9.190   $7.005   $8.758  $9.415
Number of Units Outstanding, End of Period                                        0        0      528     528
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.782   $8.681 $10.265
Accumulation Unit Value, End of Period                                       $9.782   $8.681  $10.265 $11.151
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.997   $4.963  $7.822
Accumulation Unit Value, End of Period                                       $8.997   $4.963   $7.822  $7.932
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.264  $10.454 $10.460
Accumulation Unit Value, End of Period                                      $10.264  $10.454  $10.460 $10.384
Number of Units Outstanding, End of Period                                    1,946   10,346   33,139  29,764
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.038   $9.956  $9.810
Accumulation Unit Value, End of Period                                      $10.038   $9.956   $9.810  $9.684
Number of Units Outstanding, End of Period                                      598      594    1,592   1,285
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.406  $10.747 $11.398
Accumulation Unit Value, End of Period                                      $10.406  $10.747  $11.398 $11.751
Number of Units Outstanding, End of Period                                    4,834    7,038    4,967   4,932
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.434   $7.158  $8.958
Accumulation Unit Value, End of Period                                       $9.434   $7.158   $8.958  $9.693
Number of Units Outstanding, End of Period                                      382      871      255     255
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.519   $8.395 $10.369
Accumulation Unit Value, End of Period                                       $9.519   $8.395  $10.369 $11.203
Number of Units Outstanding, End of Period                                    1,516    3,398    2,834   2,995
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $9.386   $6.261  $7.198
Accumulation Unit Value, End of Period                                       $9.386   $6.261   $7.198  $8.495
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.254   $8.716 $12.800
Accumulation Unit Value, End of Period                                       $9.254   $8.716  $12.800 $15.463
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.671   $6.808  $8.345
Accumulation Unit Value, End of Period                                       $9.671   $6.808   $8.345  $8.825
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.084   $7.414  $9.269
Accumulation Unit Value, End of Period                                       $9.084   $7.414   $9.269 $10.677
Number of Units Outstanding, End of Period                                      200      448    1,045   1,186
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.299 $10.153
Accumulation Unit Value, End of Period                                            -   $7.299  $10.153 $12.113
Number of Units Outstanding, End of Period                                        -        0      297     297
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.969   $6.950  $9.650
Accumulation Unit Value, End of Period                                       $9.969   $6.950   $9.650 $10.851
Number of Units Outstanding, End of Period                                        0      812    1,989   1,911
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.580   $9.901 $13.451
Accumulation Unit Value, End of Period                                      $10.580   $9.901  $13.451 $18.001
Number of Units Outstanding, End of Period                                        0      288      869     887
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.106
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.024 $10.296
Accumulation Unit Value, End of Period                                            -   $8.024  $10.296 $11.863
Number of Units Outstanding, End of Period                                        -        0    4,988   5,116
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.246   $5.807  $7.256
Accumulation Unit Value, End of Period                                       $9.246   $5.807   $7.256  $7.621
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.754   $5.784  $7.210
Accumulation Unit Value, End of Period                                       $8.754   $5.784   $7.210  $7.553
Number of Units Outstanding, End of Period                                    1,424    1,697    1,697   1,697
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.388   $6.843  $8.697
Accumulation Unit Value, End of Period                                       $9.388   $6.843   $8.697  $9.099
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.451   $5.972  $7.691
Accumulation Unit Value, End of Period                                       $9.451   $5.972   $7.691  $8.167
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.798
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.354   $6.400  $7.855
Accumulation Unit Value, End of Period                                       $9.354   $6.400   $7.855  $8.152
Number of Units Outstanding, End of Period                                    1,137    1,137    1,137   1,137
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.346   $6.416  $8.480
Accumulation Unit Value, End of Period                                       $9.346   $6.416   $8.480  $9.529
Number of Units Outstanding, End of Period                                        0        0      604     604
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.506   $7.250  $9.403
Accumulation Unit Value, End of Period                                       $9.506   $7.250   $9.403 $10.262
Number of Units Outstanding, End of Period                                    2,764    4,810    7,577   7,442
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.471   $6.313  $7.641
Accumulation Unit Value, End of Period                                       $9.471   $6.313   $7.641  $8.123
Number of Units Outstanding, End of Period                                        0        0      333     333
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.673
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.217
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.929
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.495
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.439   $7.503  $9.378
Accumulation Unit Value, End of Period                                       $9.439   $7.503   $9.378 $10.224
Number of Units Outstanding, End of Period                                    3,504    3,504    3,504   3,504
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.704   $7.403  $9.336
Accumulation Unit Value, End of Period                                       $9.704   $7.403   $9.336 $10.644
Number of Units Outstanding, End of Period                                        0        0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.281 $10.691
Accumulation Unit Value, End of Period                                            -   $7.281  $10.691 $13.239
Number of Units Outstanding, End of Period                                        -        0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628   $6.561  $8.041
Accumulation Unit Value, End of Period                                       $9.628   $6.561   $8.041  $8.287
Number of Units Outstanding, End of Period                                        0        0        0       0





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus
Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.162   $6.922  $8.525
Accumulation Unit Value, End of Period                                       $9.162   $6.922   $8.525  $9.390
Number of Units Outstanding, End of Period                                   32,523   46,945   67,686  68,323
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.287   $7.436  $9.285
Accumulation Unit Value, End of Period                                       $9.287   $7.436   $9.285  $9.839
Number of Units Outstanding, End of Period                                  107,106  217,081  303,011 315,518
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.195   $7.072  $8.487
Accumulation Unit Value, End of Period                                       $9.195   $7.072   $8.487  $9.214
Number of Units Outstanding, End of Period                                   82,118  191,360  275,607 252,732
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.531   $7.323  $9.230
Accumulation Unit Value, End of Period                                       $9.531   $7.323   $9.230 $10.166
Number of Units Outstanding, End of Period                                   19,588   62,369   85,128  71,463
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.953   $6.931  $8.874
Accumulation Unit Value, End of Period                                       $8.953   $6.931   $8.874  $9.757
Number of Units Outstanding, End of Period                                    4,005   11,385   17,176  22,146
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.661   $8.257 $10.644
Accumulation Unit Value, End of Period                                       $9.661   $8.257  $10.644 $11.950
Number of Units Outstanding, End of Period                                   14,265   64,127  126,613 148,551
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.698   $6.983  $8.714
Accumulation Unit Value, End of Period                                       $7.698   $6.983   $8.714  $9.349
Number of Units Outstanding, End of Period                                   13,004   62,541  120,583  66,919
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.602   $8.655 $10.213
Accumulation Unit Value, End of Period                                       $9.602   $8.655  $10.213 $11.073
Number of Units Outstanding, End of Period                                   19,518   57,563  104,801  99,568
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.911   $4.948  $7.782
Accumulation Unit Value, End of Period                                       $8.911   $4.948   $7.782  $7.876
Number of Units Outstanding, End of Period                                    8,484   20,890   25,243  30,919
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.253  $10.422 $10.407
Accumulation Unit Value, End of Period                                      $10.253  $10.422  $10.407 $10.310
Number of Units Outstanding, End of Period                                   62,636  140,912  225,916 208,409
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.028   $9.926  $9.760
Accumulation Unit Value, End of Period                                      $10.028   $9.926   $9.760  $9.616
Number of Units Outstanding, End of Period                                  140,953  226,154  220,177 175,947
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.394  $10.714 $11.340
Accumulation Unit Value, End of Period                                      $10.394  $10.714  $11.340 $11.668
Number of Units Outstanding, End of Period                                   74,643  217,334  282,496 215,559
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.424   $7.136  $8.912
Accumulation Unit Value, End of Period                                       $9.424   $7.136   $8.912  $9.625
Number of Units Outstanding, End of Period                                   88,849  189,549  245,807 265,677
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.508   $8.369 $10.316
Accumulation Unit Value, End of Period                                       $9.508   $8.369  $10.316 $11.124
Number of Units Outstanding, End of Period                                   55,765  121,094  130,297 121,354
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.287   $6.242  $7.162
Accumulation Unit Value, End of Period                                       $8.287   $6.242   $7.162  $8.436
Number of Units Outstanding, End of Period                                   45,946   81,041   89,601  80,742
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.741   $8.689 $12.736
Accumulation Unit Value, End of Period                                       $9.741   $8.689  $12.736 $15.354
Number of Units Outstanding, End of Period                                    9,160   17,207   18,327  31,006
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.609   $6.787  $8.303
Accumulation Unit Value, End of Period                                       $9.609   $6.787   $8.303  $8.763
Number of Units Outstanding, End of Period                                   17,703   40,574   55,332  58,863
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.074   $7.391  $9.223
Accumulation Unit Value, End of Period                                       $9.074   $7.391   $9.223 $10.601
Number of Units Outstanding, End of Period                                    7,499   23,975   29,246  33,939
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.289 $10.119
Accumulation Unit Value, End of Period                                            -   $7.289  $10.119 $12.049
Number of Units Outstanding, End of Period                                        -   33,994   74,890  83,472
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.831   $6.929  $9.602
Accumulation Unit Value, End of Period                                       $9.831   $6.929   $9.602 $10.774
Number of Units Outstanding, End of Period                                  128,931  278,464  270,357 255,492
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.230   $9.870 $13.383
Accumulation Unit Value, End of Period                                      $10.230   $9.870  $13.383 $17.875
Number of Units Outstanding, End of Period                                   22,121   57,417   85,725  99,081
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.091
Number of Units Outstanding, End of Period                                        -        -        -  19,969
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.014 $10.262
Accumulation Unit Value, End of Period                                            -   $8.014  $10.262 $11.800
Number of Units Outstanding, End of Period                                        -  276,201  390,412 430,151
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.243   $5.789  $7.220
Accumulation Unit Value, End of Period                                       $9.243   $5.789   $7.220  $7.567
Number of Units Outstanding, End of Period                                        0   22,995   27,996  24,935
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.744   $5.766  $7.173
Accumulation Unit Value, End of Period                                       $8.744   $5.766   $7.173  $7.500
Number of Units Outstanding, End of Period                                   97,388  190,862  238,208 213,338
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.211   $6.822  $8.653
Accumulation Unit Value, End of Period                                       $9.211   $6.822   $8.653  $9.034
Number of Units Outstanding, End of Period                                   61,095   62,600   58,582  60,099
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.809   $5.954  $7.652
Accumulation Unit Value, End of Period                                       $8.809   $5.954   $7.652  $8.109
Number of Units Outstanding, End of Period                                   22,137   24,196   23,888  21,289
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.783
Number of Units Outstanding, End of Period                                        -        -        -     454
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.344   $6.381  $7.815
Accumulation Unit Value, End of Period                                       $9.344   $6.381   $7.815  $8.095
Number of Units Outstanding, End of Period                                  103,232  112,965  138,451 122,204
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.106   $6.396  $8.437
Accumulation Unit Value, End of Period                                       $9.106   $6.396   $8.437  $9.462
Number of Units Outstanding, End of Period                                   28,772   27,065   46,904  60,088
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.496   $7.228  $9.356
Accumulation Unit Value, End of Period                                       $9.496   $7.228   $9.356 $10.189
Number of Units Outstanding, End of Period                                  160,636  298,203  354,552 319,663
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.293   $6.293  $7.602
Accumulation Unit Value, End of Period                                       $9.293   $6.293   $7.602  $8.066
Number of Units Outstanding, End of Period                                   19,553   66,588   80,947  73,273
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.658
Number of Units Outstanding, End of Period                                        -        -        -     605
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.201
Number of Units Outstanding, End of Period                                        -        -        -   1,875
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.914
Number of Units Outstanding, End of Period                                        -        -        -   1,015
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.479
Number of Units Outstanding, End of Period                                        -        -        -   7,526
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.429   $7.480  $9.330
Accumulation Unit Value, End of Period                                       $9.429   $7.480   $9.330 $10.152
Number of Units Outstanding, End of Period                                    3,372   54,496   65,291  62,661
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.155   $7.380  $9.289
Accumulation Unit Value, End of Period                                       $9.155   $7.380   $9.289 $10.569
Number of Units Outstanding, End of Period                                   34,549   97,694  117,722 116,159
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.271 $10.655
Accumulation Unit Value, End of Period                                            -   $7.271  $10.655 $13.169
Number of Units Outstanding, End of Period                                        -   81,504  105,138 117,987
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.092   $6.541  $8.000
Accumulation Unit Value, End of Period                                       $9.092   $6.541   $8.000  $8.228
Number of Units Outstanding, End of Period                                   40,982   69,720   76,360  72,051





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004 and methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                      YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
(IN MILLIONS)                                                    2004          2003         2002
                                                               ----------   ----------   ----------
REVENUES
Premiums (net of reinsurance ceded of $526, $418 and $393)     $      637   $      959   $    1,023
Contract charges                                                      961          872          853
Net investment income                                               3,260        3,082        2,978
Realized capital gains and losses                                     (11)         (84)        (422)
                                                               ----------   ----------   ----------

                                                                    4,847        4,829        4,432

COSTS AND  EXPENSES
Contract benefits (net of reinsurance recoverable of $418,
  $336 and $387)                                                    1,359        1,595        1,543
Interest credited to contractholder funds                           1,923        1,764        1,691
Amortization of deferred policy acquisition costs                     534          479          418
Operating costs and expenses                                          462          493          475
                                                               ----------   ----------   ----------
                                                                    4,278        4,331        4,127

LOSS ON DISPOSITION OF OPERATIONS                                     (24)         (45)          (3)
                                                               ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE,
AFTER-TAX                                                             545          453          302
Income tax expense                                                    189          162           57
                                                               ----------   ----------   ----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                  356          291          245

Cumulative effect of change in accounting principle,
   after-tax                                                         (175)         (13)           -
                                                               ----------   ----------   ----------

NET INCOME                                                            181          278          245
                                                               ----------   ----------   ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
  Unrealized net capital gains and losses                             (40)           1          416
  Unrealized foreign currency translation adjustments                   -            -           (1)
                                                               ----------   ----------   ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX                                 (40)           1          415
                                                               ----------   ----------   ----------

COMPREHENSIVE INCOME                                           $      141   $      279   $      660
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       2



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                  DECEMBER 31,
                                                                            -----------------------
(IN MILLIONS, EXCEPT PAR VALUE DATA)                                           2004         2003
                                                                            ----------   ----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost
     $55,964 and $48,401)                                                   $   59,291   $   51,578
   Mortgage loans                                                                7,318        6,354
   Equity securities                                                               214          164
   Short-term                                                                    1,440          765
   Policy loans                                                                    722          686
   Other                                                                           704          442
                                                                            ----------   ----------
  Total investments                                                             69,689       59,989

Cash                                                                               241          121
Deferred policy acquisition costs                                                3,176        3,202
Reinsurance recoverables, net                                                    1,507        1,185
Accrued investment income                                                          593          567
Other assets                                                                       818          323
Separate Accounts                                                               14,377       13,425
                                                                            ----------   ----------
  TOTAL ASSETS                                                              $   90,401   $   78,812
                                                                            ==========   ==========
LIABILITIES
Contractholder funds                                                        $   53,939   $   44,914
Reserve for life-contingent contract benefits                                   11,203       10,480
Unearned premiums                                                                   31           32
Payable to affiliates, net                                                          79          114
Other liabilities and accrued expenses                                           3,721        2,594
Deferred income taxes                                                              638          779
Long-term debt                                                                     104           45
Separate Accounts                                                               14,377       13,425
                                                                            ----------   ----------
  TOTAL LIABILITIES                                                             84,092       72,383
                                                                            ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, 49,230 and 815,460 shares issued and outstanding                       5           82
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued
Common stock, $227 par value, 23,800 shares authorized and outstanding               5            5
Additional capital paid-in                                                       1,108        1,067
Retained income                                                                  4,178        4,222
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                       1,013        1,053
                                                                            ----------   ----------
  Total accumulated other comprehensive income                                   1,013        1,053
                                                                            ----------   ----------
  TOTAL SHAREHOLDER'S EQUITY                                                     6,309        6,429
                                                                            ----------   ----------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $   90,401   $   78,812
                                                                            ==========   ==========

                 See notes to consolidated financial statements.

                                       3



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                     YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
(IN MILLIONS)                                                     2004         2003         2002
                                                               ------------ ------------ ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                     $       82   $       93   $      104
Issuance of stock                                                       -            -            5
Redemption of stock                                                    (7)         (11)         (16)
Reclassification to long-term debt                                    (70)           -            -
                                                               ----------   ----------   ----------

Balance, end of year                                                    5           82           93
                                                               ----------   ----------   ----------

REDEEMABLE PREFERRED STOCK - SERIES B                                   -            -            -
                                                               ----------   ----------   ----------

COMMON STOCK                                                            5            5            5
                                                               ----------   ----------   ----------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                          1,067        1,067          717
Capital contributions                                                  41           --          350
                                                               ----------   ----------   ----------

Balance, end of year                                                1,108        1,067        1,067
                                                               ----------   ----------   ----------

RETAINED INCOME
Balance, beginning of year                                          4,222        4,145        3,948
Net income                                                            181          278          245
Dividends                                                            (225)        (201)         (48)
                                                               ----------   ----------   ----------

Balance, end of year                                                4,178        4,222        4,145
                                                               ----------   ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                          1,053        1,052          637
Change in unrealized net capital gains and losses and net
gains                                                                 (40)           1          416
Change in unrealized foreign currency translation
adjustments                                                             -            -           (1)
                                                               ----------   ----------   ----------

Balance, end of year                                                1,013        1,053        1,052
                                                               ----------   ----------   ----------

TOTAL SHAREHOLDER'S EQUITY                                     $    6,309   $    6,429   $    6,362
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       4



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      YEAR ENDED DECEMBER 31,
                                                              ------------------------------------
(IN MILLIONS)                                                     2004         2003         2002
                                                               ----------   ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $      181   $      278   $      245
   Adjustments to reconcile net income to net cash provided
      by operating activities:
      Amortization and other non-cash items                          (145)        (175)        (210)
      Realized capital gains and losses                                11           84          422
      Loss on disposition of operations                                24           45            3
      Cumulative effect of change in accounting principle             175           13            -
      Interest credited to contractholder funds                     1,923        1,764        1,691
      Changes in:
        Contract benefit and other insurance reserves                 (85)          45          134
        Unearned premiums                                               2            8            7
        Deferred policy acquisition costs                            (279)        (253)        (249)
        Reinsurance recoverables                                     (241)        (141)        (122)
        Income taxes payable                                           40            3          (85)
        Other operating assets and liabilities                        (86)          81          (66)
                                                               ----------   ----------   ----------
          Net cash provided by operating activities                 1,520        1,752        1,770
                                                               ----------   ----------   ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
    Fixed income securities                                         9,040        8,158        6,224
    Equity securities                                                 349           80          129
Investment collections
    Fixed income securities                                         4,314        4,818        4,041
    Mortgage loans                                                    729          679          542
Investments purchases
    Fixed income securities                                       (20,295)     (19,225)     (16,155)
    Equity securities                                                (334)         (47)        (149)
    Mortgage loans                                                 (1,711)      (1,146)        (916)
Change in short-term investments, net                                  11          236         (425)
Change in other investments, net                                       (6)          14         (154)
                                                               ----------   ----------   ----------
          Net cash used in investing activities                    (7,903)      (6,433)      (6,863)
                                                               ----------   ----------   ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                    -            -           19
Redemption of redeemable preferred stock                              (20)         (11)         (16)
Capital contribution                                                    -            -          350
Contractholder fund deposits                                       13,076        9,841        8,946
Contractholder fund withdrawals                                    (6,352)      (5,253)      (4,036)
Dividends paid                                                       (201)         (27)         (48)
                                                               ----------   ----------   ----------
          Net cash provided by financing activities                 6,503        4,550        5,215
                                                               ----------   ----------   ----------
NET INCREASE (DECREASE) IN CASH                                       120         (131)         122
CASH AT BEGINNING OF YEAR                                             121          252          130
                                                               ----------   ----------   ----------

CASH AT END OF YEAR                                            $      241   $      121   $      252
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries
(collectively referred to as the "Company"). ALIC is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations or financial position.

     To conform to the 2004 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers through several distribution channels.
The principal individual products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, and accident and health insurance. The principal institutional product is funding agreements backing medium-term notes.

     The Company, through several companies, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were Delaware, New York, California, and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for the Company.
The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks, broker-dealers, and specialized structured settlement brokers. The Company has distribution relationships with over half of the 75 largest banks, most of the national broker-dealers, a number of regional brokerage firms and many independent broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Allstate
Exclusive Agencies also sell the Company's accident and health insurance products to employees of small and medium size firms. The Company sells funding agreements to unaffiliated trusts used to back medium-term notes issued to institutional and individual investors. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads.
These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $42 million and $83 million, and cost of $33 million and $79 million at December 31, 2004 and 2003, respectively. Common stocks and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Investments in limited partnership interests had a carrying value of $172 million and $81 million at December 31, 2004 and 2003, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with certain securities included in repurchase, resale and lending activities and collateral posted by counterparties in derivative transactions.
For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments and real estate investments. Real estate investments are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income.
Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income and equity securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 6).

                                       7



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments
("subject to bifurcation") are embedded in convertible and other fixed income securities, equity-indexed life and annuity contracts and certain variable life and annuity contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.
For the years ended December 31, 2004, 2003 and 2002, the hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $8 million, gains of $16 million and losses of $15 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof are reported in contract benefits, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, contract benefits or interest expense. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction.
Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income.
Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together

                                       8



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or contract benefits, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, certain forward contracts for TBA mortgage securities and credit default swaps. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, or contract benefits.

     The Company also uses derivatives to replicate returns of fixed income securities that are either unavailable or more expensive in the cash market.
These replicated securities are comprised of a credit default swap and a highly rated fixed income security that when combined replicate a third security.
Premiums on credit default swaps over the life of the contract and changes in fair value are recorded in realized capital gains and losses.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and the related obligations to return the collateral are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are placed with large brokerage firms.

                                       9



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Security repurchase and resale agreements and securities lending transactions are used to generate net investment income. The cash received from repurchase and resale agreements also provide a source of liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by Corporate, U.S. Government and mortgage-backed securities. The carrying values of these instruments approximate fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract.
Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) and certain guaranteed investment contracts ("GICs") are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance
Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate
Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used for deferred policy acquisition costs.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs related to sales inducements offered on sales to new customers, principally on investment contracts and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts, are deferred and recorded as other assets. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated
Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and

                                       10



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and
DSI associated with life insurance and investment contracts is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC and DSI are amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of estimates of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance net of fees was approximately 8%. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. Present value of future profits was $45 million and $27 million at December 31, 2004 and 2003, respectively. Amortization expense on present value of future profits was $6 million, $36 million and $15 million for the years ended December 31, 2004, 2003 and 2002, respectively.

                                       11



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of the reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company adopted the provisions of Statement of Financial Accounting Standard ("SFAS") No. 142,
"Goodwill and other Intangible Assets", effective January 1, 2002. The statement eliminates the requirement to amortize goodwill and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis.

     The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its SFAS No. 142 reporting unit. Based on the Company's decision to sell two life insurance companies for their licenses, the Company recognized an aggregate goodwill and other intangible assets impairment loss of $4 million ($2 million after-tax) in 2004.

     Goodwill impairment testing indicated no impairment at December 31, 2003 and 2002.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related

                                       12



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's
Consolidated Statements of Operations and Comprehensive Income. Revenues to the
Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in premiums and contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable contracts' separate accounts with guarantees included $13.41 billion of equity, fixed income and balanced mutual funds and $279 million of money market mutual funds at December 31, 2004.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note
8.

       Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIES")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE and if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both (see Note 13).

                                       13



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position.
The contractual amounts and fair values of these instruments are outlined in
Note 7.

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2004, DSI and related amortization is classified within the Consolidated
Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. The amounts are provided in Note 10. Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the

                                       14



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's Consolidated Statements of Operations and Comprehensive Income or
Financial Position.

FASB INTERPRETATION NO. 46 AND 46R, "CONSOLIDATION OF VARIABLE INTEREST
ENTITIES" ("FIN 46" AND "FIN 46R")

           In December 2003, the FASB revised FIN 46, which was originally issued in January 2003. FIN 46R addressed whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A company must consolidate a VIE if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both. The Company elected to adopt FIN 46 as of July 1, 2003 for its existing VIEs. See Note 13 for the impact of adoption.

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133, "Accounting for Derivative
Instruments and Hedging Activities" ("SFAS No. 133"). While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's Consolidated Statements of Operations and Comprehensive Income or Financial Position.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
"EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS
THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY
RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE
INSTRUMENTS"("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated
Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARD

FSP EITF ISSUE 03-1-A, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF PARAGRAPH
16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND
ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE 03-1-A").

     In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the comment letter process for FSP
EITF 03-1-b, "Effective Date of Paragraph 16 of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments".

     Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs
10-20 of EITF 03-1 may have a material impact on the Company's Consolidated
Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Consolidated Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   DISPOSITIONS

     In 2003, the Company announced its intention to exit its direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $44 million ($29 million, after-tax). In 2004, the Company disposed of substantially all of its direct response distribution business pursuant to reinsurance transactions with subsidiaries of Citigroup and Scottish
Re (U.S.)

                                       15



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Inc. In connection with the disposal activities related to the direct response business, the Company recorded an additional loss on disposition of $21 million pretax ($14 million after-tax) in 2004 (see Notes 9 and 10).

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancing of fixed income securities and mergers completed with equity securities, totaled $79 million, $41 million and $98 million for the years ended
December 31, 2004, 2003 and 2002, respectively.

     The Company paid $24 million and $98 million in dividends of investment securities to AIC in 2004 and 2003, respectively. The Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company
("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see
Note 5).

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31 are as follows:

     (IN MILLIONS)                                 2004         2003         2002
                                                ----------   ----------   ----------
     Purchases                                  $    3,162   $    2,757   $    2,096
     Sales                                          (2,857)      (2,237)      (2,041)
     Collections                                         -            -          (25)
     Net change in short-term investments              662          150         (278)
                                                ----------   ----------   ----------
         Net purchases (sales)                  $      967   $      670   $     (248)
                                                ==========   ==========   ==========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate
Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $322 million, $299 million, and $238 million in 2004, 2003 and 2002, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $98 million, $119 million and $133 million of structured settlement annuities, a type of immediate annuity, in 2004, 2003 and 2002, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $21 million and $27 million relate to structured settlement annuities with life contingencies and are included in premium income for 2004, 2003, and 2002, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation
("ASC"), a wholly-owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make the future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Assignment Company ("AAC"), a wholly-owned subsidiary of ALIC, (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. AAC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.96 billion and $5.00 billion at December 31, 2004 and 2003, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an

                                       16



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred
$44 million, $38 million and $35 million of commission and other distribution expenses for the years ending December 31, 2004, 2003 and 2002, respectively.

     ALIC received underwriting and distribution services from Allstate
Distributors, LLC ("ADLLC"), a broker/dealer company, for certain variable annuity contracts. Effective September 30, 2002, ALIC and Putnam Investments terminated a joint venture agreement and ADLLC became a consolidated wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million of commission and other distribution expenses from ADLLC for the year ended December 31, 2002.

REINSURANCE TRANSACTIONS

     As of December 31, 2004, the Company entered into two coinsurance agreements with AHL, an unconsolidated affiliate of the Company, to assume certain interest-sensitive life and fixed annuity insurance contracts. As a result of the transaction, the Company recorded a premium receivable of $386 million, settled in January 2005, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial
Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2004 (prior to the disposition of Columbia), 2003 and 2002, the Company assumed $14 million, $17 million and $19 million, respectively, in premiums and contract charges from Columbia.

     The Company had a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an unconsolidated affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC
Bank NA. Under the terms of the contract, a trust was established to provide protection for ceded liabilities. This agreement was terminated in 2004. During
2003 and 2002, the Company ceded $0.4 million and $0.3 million, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $0.3 million, $2 million and $18 million in 2004, 2003 and 2002, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.
These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     As of December 31, 2004 and 2003, the Company has $57 million and $82 million, respectively, of redeemable preferred stock - Series A issued to The
Northbrook Corporation, a wholly owned subsidiary of the Corporation. As of December 31, 2004, the preferred stock was mandatorily redeemable and, as a result, it was classified as debt (see Note 13).

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement during the three years ended December 31, 2004.
The Corporation uses commercial paper borrowings, bank lines of credit and repurchase

                                       17



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

agreements to fund intercompany borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                           AMORTIZED   -----------------------      FAIR
     (IN MILLIONS)                                           COST        GAINS        LOSSES        VALUE
                                                          ----------   ----------   ----------   ----------
     AT DECEMBER 31, 2004
     U.S. government and agencies                         $    2,535   $      798   $       --   $    3,333
     Municipal                                                 3,231          106          (14)       3,323
     Corporate                                                32,320        1,975          (89)      34,206
     Foreign government                                        1,511          333           (1)       1,843
     Mortgage-backed securities                                5,905           84          (15)       5,974
     Commercial mortgage-backed securities                     6,074          141          (13)       6,202
     Asset-backed securities                                   4,331           46          (31)       4,346
     Redeemable preferred stock                                   57            7           --           64
                                                          ----------   ----------   ----------   ----------
       Total fixed income securities                      $   55,964   $    3,490   $     (163)  $   59,291
                                                          ==========   ==========   ==========   ==========
     AT DECEMBER 31, 2003
     U.S. government and agencies                         $    2,519   $      688   $       (2)  $    3,205
     Municipal                                                 1,675           60          (18)       1,717
     Corporate                                                28,866        2,115         (183)      30,798
     Foreign government                                        1,302          287           --        1,589
     Mortgage-backed securities                                5,397          114          (14)       5,497
     Commercial mortgage-backed securities                     5,143          155          (35)       5,263
     Asset-backed securities                                   3,423           46          (41)       3,428
     Redeemable preferred stock                                   76            6           (1)          81
                                                          ----------   ----------   ----------   ----------
       Total fixed income securities                      $   48,401   $    3,471   $     (294)  $   51,578
                                                          ==========   ==========   ==========   ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                           AMORTIZED     FAIR
     (IN MILLIONS)                                           COST        VALUE
                                                          ----------   ----------
     Due in one year or less                              $    1,851   $    1,881
     Due after one year through five years                     9,662       10,075
     Due after five years through ten years                   16,959       17,860
     Due after ten years                                      17,256       19,155
                                                          ----------   ----------
                                                              45,728       48,971
     Mortgage- and asset-backed securities                    10,236       10,320
                                                          ----------   ----------
         Total                                            $   55,964   $   59,291
                                                          ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.
The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

                                       18



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Fixed income securities                              $    3,072   $    2,875   $    2,736
     Mortgage loans                                              435          415          403
     Equity securities                                            24            8           17
     Other                                                      (143)        (121)         (68)
                                                          ----------   ----------   ----------
       Investment income, before expense                       3,388        3,177        3,088
       Investment expense                                        128           95          110
                                                          ----------   ----------   ----------
         Net investment income                            $    3,260   $    3,082   $    2,978
                                                          ==========   ==========   ==========

     Net investment income from equity securities includes income from partnership interests of $19 million, $7 million and $16 million for the years ended December 31, 2004, 2003 and 2002, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Fixed income securities                              $      (87)  $     (181)  $     (137)
     Equity securities                                            11          (10)          (9)
     Other investments                                            65          107         (276)
                                                          ----------   ----------   ----------
       Realized capital gains and losses, pre-tax                (11)         (84)        (422)
       Income tax benefit                                          3           30          148
                                                          ----------   ----------   ----------
         Realized capital gains and losses, after-tax     $       (8)  $      (54)  $     (274)
                                                          ==========   ==========   ==========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Investment write-downs                               $      (81)  $     (178)  $     (309)
     Dispositions (1)                                            129           64          (97)
     Valuation of derivative instruments                         (66)          12          (36)
     Settlement of derivative instruments                          7           18           20
                                                          ----------   ----------   ----------
     Realized capital gains and losses, pre-tax                  (11)         (84)        (422)
     Income tax benefit                                            3           30          148
                                                          ----------   ----------   ----------
       Realized capital gains and losses, after-tax       $       (8)  $      (54)  $     (274)
                                                          ==========   ==========   ==========

     (1) Dispositions include sales and other transactions such as calls and prepayments.

     Excluding the effects of calls and prepayments, gross gains of $189 million, $173 million and $137 million and gross losses of $157 million, $184 million and $327 million were realized on sales of fixed income securities during 2004, 2003 and 2002, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income, equity securities and derivative instruments included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                                          GROSS UNREALIZED
                                                            FAIR       -----------------------       UNREALIZED
(IN MILLIONS)                                               VALUE        GAINS        LOSSES     NET GAINS (LOSSES)
                                                          ----------   ----------   ----------   ------------------
Fixed income securities                                   $   59,291   $    3,490   $     (163)  $            3,327
Equity securities                                                214            9            -                    9
Derivative instruments                                           (10)           -          (23)                 (23)
                                                                                                 ------------------
  Total                                                                                                       3,313
Deferred income taxes, deferred policy acquisition
  costs, premium deficiency reserve and deferred
  sales inducements                                                                                          (2,300)
                                                                                                 ------------------
Unrealized net capital gains and losses                                                          $            1,013
                                                                                                 ==================

                                       19



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     At December 31, 2003, equity securities had gross unrealized gains of $4 million and no gross unrealized losses.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN MILLIONS)                                           2004         2003         2002
                                                     ----------   ----------   ----------
Fixed income securities                              $      150   $       95   $    1,574
Equity securities                                             5           12          (13)
Derivative instruments                                      (21)          (4)          (6)
                                                     ----------   ----------   ----------
  Total                                                     134          103        1,555
Deferred income taxes, deferred policy acquisition
    costs, premium deficiency reserve and deferred
    sales inducements                                      (174)        (102)      (1,139)
                                                     ----------   ----------   ----------
  (Decrease) increase in unrealized net capital
    gains and losses                                 $      (40)  $        1   $      416
                                                     ==========   ==========   ==========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

                                       20



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                         ------------------------------------   ------------------------------------     TOTAL
($ IN MILLIONS)                           NUMBER OF      FAIR      UNREALIZED    NUMBER OF      FAIR      UNREALIZED   UNREALIZED
AT DECEMBER 31, 2004                       ISSUES        VALUE       LOSSES       ISSUES        VALUE       LOSSES       LOSSES
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
Fixed income securities
  U.S. government and agencies                    7   $       19   $        -            1   $        3   $        -   $        -
  Municipal                                     126          525           (8)          15          130           (6)         (14)
  Corporate                                     328        3,762          (45)          98        1,251          (44)         (89)
  Foreign government                              6           63           (1)           -            -            -           (1)
  Mortgage-backed securities                    485        1,960          (14)          25           32           (1)         (15)
  Commercial mortgage-backed
  securities                                     88        1,084           (9)          15          197           (4)         (13)
  Asset-backed securities                        97        1,011          (12)          25          274          (19)         (31)
  Redeemable preferred stock                      3            3            -            -            -            -            -
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total                                       1,140   $    8,427   $      (89)         179   $    1,887   $      (74)  $     (163)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========
Investment grade fixed income
securities                                    1,078        8,159          (80)         155        1,635          (51)        (131)
Below investment grade fixed
  income securities                              62          268           (9)          24          252          (23)         (32)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed income securities               1,140   $    8,427   $      (89)         179   $    1,887   $      (74)  $     (163)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

AT DECEMBER 31, 2003

Fixed income securities
  U.S. government and agencies                   10   $       58   $       (2)           -   $        -   $        -   $       (2)
  Municipal                                      56          406          (18)           -            -            -          (18)
  Corporate                                     302        3,697         (136)          76          670          (47)        (183)
  Foreign government                              6           50            -            -            -            -            -
  Mortgage-backed securities                    108        1,528          (14)          29           22            -          (14)
  Commercial mortgage-backed
  securities                                     96        1,375          (34)          11           61           (1)         (35)
  Asset-backed securities                        64          732          (15)          38          269          (26)         (41)
  Redeemable preferred stock                      3           20           (1)           -            -            -           (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total                                         645   $    7,866   $     (220)         154   $    1,022   $      (74)  $     (294)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

Investment grade fixed income
securities                                      590        7,556         (191)         109          660          (30)        (221)
Below investment grade fixed
income securities                                55          310          (29)          45          362          (44)         (73)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed income securities                 645   $    7,866   $     (220)         154   $    1,022   $      (74)  $     (294)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

     As of December 31, 2004 and 2003, $151 million and $220 million, respectively, of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $151 million and $220 million, $131 million and $198 million, respectively, related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of
Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard &
Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     As of December 31, 2004, the remaining $12 million of unrealized losses were below investment grade fixed income securities that were in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of this amount, $8 million had been in an unrealized loss position for a period of twelve months or more as of December 31, 2004. Additionally, $11 million of the unrealized losses were airline industry issues.

     As of December 31, 2003, the remaining $74 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $74 million, $23 million related to investment grade fixed income securities and $51 million related to below investment grade fixed income securities. Of these amounts, $10 million and $26 million, respectively, had been in an unrealized loss position for a period of twelve months or more as of December 31, 2003. Additionally, $13 million of the unrealized losses from below investment grade securities were airline industry issues.

                                       21



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004 and 2003, the securities comprising the $12 million and $74 million, respectively, of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

     As of December 31, 2004, the carrying value for cost method investments was $130 million, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. The Company had write-downs of $2 million related to cost method investments that were other-than-temporarily impaired in 2004.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2004 and 2003 was $22 million and $4 million, respectively. No valuation allowances were held at December 31, 2004 and 2003 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $2 million, $2 million and $1 million during 2004, 2003 and 2002, respectively. The average balance of impaired loans was $29 million, $23 million and $16 million during 2004, 2003 and 2002, respectively.

     Valuation allowances charged to operations during 2004, 2003 and 2002 were $1 million, $3 million and $0 million, respectively. Direct write-downs charged against the allowances were $0 million, $3 million and $5 million for the years ended December 31, 2004, 2003 and 2002, respectively, and in 2004, $1 million of a balance previously written off was recovered.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)             2004         2003
                                                                ----         ----
     California                                                 24.7%        23.5%
     Texas                                                       7.4         10.2
     New Jersey                                                  7.3          4.1
     Illinois                                                    7.0         10.8
     Oregon                                                      5.2          4.1

                                       22



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)        2004         2003
                                                                ----         ----
     California                                                 14.6%        14.3%
     Illinois                                                    8.2          9.3
     Texas                                                       8.2          7.9
     Pennsylvania                                                6.5          5.6
     New Jersey                                                  5.7          6.2
     New York                                                    5.3          5.2
     Georgia                                                     5.1          5.6
     Florida                                                     4.5          5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)        2004         2003
                                                                ----         ----
     Office buildings                                           30.8%        31.7%
     Retail                                                     25.2         22.0
     Warehouse                                                  24.8         24.4
     Apartment complex                                          15.7         17.6
     Industrial                                                  1.3          1.6
     Other                                                       2.2          2.7
                                                               -----        -----
                                                               100.0%       100.0%
                                                               =====        =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2004 for loans that were not in foreclosure are as follows:

     ($ IN MILLIONS)                             NUMBER OF    CARRYING
                                                   LOANS       VALUE       PERCENT
                                                ----------   ----------   ----------
     2005                                               44   $      329          4.5%
     2006                                               83          642          8.8
     2007                                               96          817         11.1
     2008                                               98          753         10.3
     2009                                              121        1,148         15.7
     Thereafter                                        459        3,629         49.6
                                                ----------   ----------   ----------
       Total                                           901   $    7,318        100.0%
                                                ==========   ==========   ==========

     In 2004, $239 million of commercial mortgage loans were contractually due.
Of these, 64% were paid as due, 25% were refinanced at prevailing market terms and 11% were extended for one year or less. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.72 billion and $3.69 billion at December 31, 2004 and 2003, respectively.

     At December 31, 2004, the carrying value of investments that were non-income producing, excluding equity securities, was $3 million.

     At December 31, 2004, fixed income securities with a carrying value of $71 million were on deposit with regulatory authorities as required by law.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2004 and 2003, fixed income securities with a carrying value of $1.67 billion and $949 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $4 million, $4 million and $5 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

                                       23



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The Company participates in programs to purchase securities under agreements to resell and programs to sell securities under agreements to repurchase, primarily including a mortgage dollar roll program. At the end of December 31, 2004 and 2003, the Company had $492 million and $501 million of securities that were subject to these agreements. In return, the Company receives cash collateral that it invests and includes in short-term and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income recorded as a result of the program was $23 million, $13 million, and $20 million for the years ended December 31, 2004, 2003 and 2002, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31 are as follows:

                                                                    2004                      2003
                                                          -----------------------   -----------------------
                                                           CARRYING       FAIR       CARRYING       FAIR
     (IN MILLIONS)                                          VALUE         VALUE       VALUE         VALUE
                                                          ----------   ----------   ----------   ----------
     Fixed income securities                              $   59,291   $   59,291   $   51,578   $   51,578
     Mortgage loans                                            7,318        7,635        6,354        6,737
     Equity securities                                           214          214          164          164
     Short-term investments                                    1,440        1,440          765          765
     Policy loans                                                722          722          686          686
     Separate Accounts                                        14,377       14,377       13,425       13,425

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2004 and 2003, equity securities include $172 million and $81 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (See Notes 2 and 6). The remaining equity securities are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31 are as follows:

                                                                    2004                      2003
                                                          -----------------------   -----------------------
                                                           CARRYING       FAIR       CARRYING       FAIR
     (IN MILLIONS)                                          VALUE        VALUE        VALUE        VALUE
                                                          ----------   ----------   ----------   ----------
     Contractholder funds on investment contracts         $   46,384   $   44,601   $   38,365   $   36,974
     Long-term debt                                              104          104           45           45
     Security repurchase agreements                            2,928        2,928        1,918        1,918
     Separate Accounts                                        14,377       14,377       13,425       13,425

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the

                                       24



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

account balance less surrender charges. Immediate annuities without life contingencies, funding agreements and GICs are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.
Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The fair value of long-term debt is determined using discounted cash flow calculations. Security repurchase agreements are valued at carrying value due to their short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk), to replicate fixed income securities, and in conjunction with asset/liability management.

     The following table summarizes the notional amounts, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004:

                                                                                 CARRYING        CARRYING
                                                      NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                          AMOUNT      VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                     ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                        $   16,531   $     (124)   $      (49)   $             (75)
Financial futures contracts                               6,002           (1)            1                   (2)
Interest rate cap and floor agreements                    4,851           43            31                   12
                                                     ----------   ----------    ----------    -----------------
Total interest rate contracts                            27,384          (82)          (17)                 (65)
                                                     ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                  1,968           58            92                  (34)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                          1,704          535           547                  (12)
Foreign currency futures contracts                           21            -             -                    -
                                                     ----------   ----------    ----------    -----------------
Total foreign currency contracts                          1,725          535           547                  (12)
                                                     ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                             623            1             -                    1
Conversion options in fixed income securities               616          209           209                    -
Equity-indexed options in life and annuity
  product contracts                                       1,774          (30)            -                  (30)
Forward starting options in annuity product
  contracts                                               1,928           (2)            -                   (2)
Put options in variable product contracts                    14            -             -                    -
Credit default swaps                                         28           (1)           (1)                   -
                                                     ----------   ----------    ----------    -----------------
Total embedded derivative financial instruments           4,983          177           208                  (31)
                                                     ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Replication credit default swaps                            295            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable product
  contracts                                                  25           14            14                    -
Forward contracts for TBA mortgage securities                55            1             1                    -
                                                     ----------   ----------    ----------    -----------------
Total other derivative financial instruments                375           15            15                    -
                                                     ----------   ----------    ----------    -----------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $   36,435   $      703    $      845    $            (142)
                                                     ==========   ==========    ==========    =================

(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

                                       25



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2003:

                                                                                 CARRYING        CARRYING
                                                      NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                          AMOUNT      VALUE(1)     ASSETS(1)     (LIABILITIES)(1)
                                                     ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                        $   10,423   $     (220)   $      (90)   $            (130)
Financial futures contracts                                 678           (1)            -                   (1)
Interest rate cap and floor agreements                    4,675           84            54                   30
                                                     ----------   ----------    ----------    -----------------
Total interest rate contracts                            15,776         (137)          (36)                (101)
                                                     ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                    829            -             3                   (3)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                          1,689          454           436                   18
Foreign currency futures contracts                            5            -             -                    -
                                                     ----------   ----------    ----------    -----------------
Total foreign currency contracts                          1,694          454           436                   18
                                                     ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities               429          147           147                    -
Equity-indexed options in life and annuity product
  contracts                                               1,297            9             -                    9
Forward starting options in annuity product
  contracts                                               1,464           (2)            -                   (2)
Put options in variable product contracts                    19            -             -                    -
Credit default swaps agreements                              48           (1)           (1)                   -
                                                     ----------   ----------    ----------    -----------------
Total embedded derivative financial instruments           3,257          153           146                    7
                                                     ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                     1            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                34           28            28                    -
Forward contracts for TBA mortgage securities               156           (1)            -                   (1)
                                                     ----------   ----------    ----------    -----------------
Total other derivative financial instruments                191           27            28                   (1)
                                                     ----------   ----------    ----------    -----------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $   21,747   $      497    $      577    $             (80)
                                                     ==========   ==========    ==========    =================

(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The
Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2004, counterparties pledged $490 million in cash to the Company under these agreements. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

                                       26



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and replication credit default swap agreements.

($ IN MILLIONS)

                                       2004                                                        2003
            ----------------------------------------------------------  ----------------------------------------------------------
              NUMBER OF                                    EXPOSURE,      NUMBER OF                                    EXPOSURE,
              COUNTER-       NOTIONAL        CREDIT         NET OF        COUNTER-       NOTIONAL        CREDIT         NET OF
RATING(1)     PARTIES        AMOUNT        EXPOSURE(2)   COLLATERAL(2)     PARTIES        AMOUNT       EXPOSURE(2)   COLLATERAL(2)
----------  -------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
  AAA                   2  $       1,984  $           -  $           -              2  $       1,819  $           -  $           -
   AA                   2          2,228            183             13              2          1,600            146             22
  AA-                   4          5,825              8              8              4          4,539             19             19
   A+                   5          9,538            322             17              6          6,783            233             25
   A                    2          3,806             12              2              2          2,067              1              1
            -------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
Total                  15  $      23,381  $         525  $          40             16  $      16,808  $         399  $          67
            =============  =============  =============  =============  =============  =============  =============  =============

(1)  Rating is the lower of Standard & Poor's or Moody's ratings.
(2) For each counterparty, only over-the-counter derivatives with a net positive market value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net gains of $3 million and net losses of $1 million related to cash flow hedges to net income from accumulated other comprehensive income during 2004 and 2003, respectively. At December 31, 2004, there is no remaining accumulated other comprehensive income to amortize to net income during 2005.

                                       27



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table presents information about the nature and accounting treatment of the Company's primary derivative instruments. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments in the Company's consolidated financial statements.
Amounts reported are in millions on a pre-tax basis.

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
   INTEREST     DESCRIPTION
   RATE SWAP    Swap agreements are contracts that periodically exchange the
   AGREEMENTS   difference between two designated sets of cash flows, (fixed to variable rate, variable to fixed rate, or variable to
                variable rate) based upon designated market rates or rate
                indices and a notional amount.

                Master netting agreements are used to minimize credit risk.
                In addition, when applicable, parties are required to post collateral. As of December 31, 2004, the Company pledged to counterparties $1.0 million of securities as collateral for over-the-counter instruments.
                RISK MANAGEMENT STRATEGY
                Primarily used to change the interest rate characteristics of existing assets or liabilities to facilitate
                asset-liability management.
                STATEMENT OF FINANCIAL POSITION
                -   Fair values are reported as follows:
                    -  Other investments.                                      $    (49)  $    (90)
                    -  Other liabilities and accrued expenses.                      (75)      (130)
                -   When hedge accounting is applied, the carrying values of
                    the hedged items are adjusted for changes in the fair
                    value of the hedged risks. The fair value of hedged
                    risks are reported as follows:
                    -  Fixed income securities.                                     161        295
                    -  Mortgage loans.                                               33         56
                    -  Contractholder funds.                                        (55)      (103)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   For hedge accounting, changes in fair value of the
                    instruments are matched together with changes in fair
                    value of the hedged risks and are reported as follows:
                    -  Net investment income.                                                        $    117   $    100   $   (390)
                    -  Contract benefits.                                                                 (56)       (38)        94
                -   Hedge ineffectiveness is reported as realized capital
                    gains and losses.                                                                      (3)         9        (15)
                -   When hedge accounting is not applied, changes in fair
                    value of the instruments and the periodic accrual and
                    settlements are reported in realized capital gains and
                    losses.                                                                                12          2         55

   FINANCIAL    DESCRIPTION
   FUTURES      Financial futures contracts are commitments to purchase or
   CONTRACTS    sell designated financial instruments at a future date for a specified price or yield. These contracts are traded on
                organized exchanges and cash settle on a daily basis. The
                exchange requires margin deposits as well as daily cash
                settlements of margin. As of December 31, 2004, the Company pledged margin deposits in the form of marketable securities totaling $11 million.
                RISK MANAGEMENT STRATEGIES
                Generally used to manage interest rate risk related to fixed income securities and certain annuity contracts. Financial futures are also used to reduce interest rate risk related to forecasted purchases and sales of marketable investment securities.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Other investments.                                      $      1   $      -
                    -  Other liabilities and accrued expenses.                       (2)        (1)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair value of the
                instruments, some of which are recognized through daily cash settlements, are classified consistent with the risks being economically hedged and are reported as follows:
                    -  Realized capital gains and losses.                                            $    (32)  $     10   $     (2)
                    -  Contract benefits.                                                                   -          -         (1)

                                       28



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE   DESCRIPTION
CAP AND         In exchange for a premium, these derivative contracts
FLOOR           provide the holder with the right to receive at a future
AGREEMENTS      date, the amount, if any, by which a specified market
                interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount.
                RISK MANAGEMENT STRATEGIES
                Used to reduce exposure to rising or falling interest rates relative to certain existing assets and liabilities in
                conjunction with asset-liability management.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Other investments.                                      $     31   $     54
                    -  Other liabilities and accrued expenses.                       12         30
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair value of the
                instruments and the periodic accruals and settlements are
                reported in realized capital gains and losses.                                       $    (36)  $    (20)  $     (5)

EQUITY AND      DESCRIPTION
INDEX           These indexed derivative instruments provide returns at
CONTRACTS:      specified or optional dates based upon a specified index
OPTIONS,        applied to the instrument's notional amount. Index futures
FINANCIAL       are traded on organized exchanges and cash settle on a daily
FUTURES, AND    basis. The exchange requires margin deposits as well as
WARRANTS        daily cash settlements of margin. The Company pledged $15
                million of securities in the form of margin deposits as of
                December 31, 2004.
                RISK MANAGEMENT STRATEGIES
                Indexed instruments are primarily used to reduce the market risk associated with certain annuity contracts.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Equity securities                                       $      -   $      2
                    -  Other investments.                                            92          1
                    -  Other liabilities and accrued expenses.                      (34)        (3)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair values of the
                instruments, some of which are recognized through daily cash settlements, are classified on one line consistent with the risk being economically hedged and reported as follows:
                    -  Contract benefits.                                                            $     47   $     80   $    (66)
                    -  Realized capital gains and losses.                                                   -          1          1

FOREIGN         DESCRIPTION
CURRENCY        These derivative contracts involve the periodic exchange of
CONTRACTS:      consideration based on relative changes in two designated
FOREIGN         currencies and, if applicable, differences between fixed
CURRENCY        rate and variable cash flows or two different variable cash
SWAP            flows, all based on a pre-determined notional amount.
AGREEMENTS      RISK MANAGEMENT STRATEGIES
                These agreements are entered into primarily to manage the
                foreign currency risk associated with issuing foreign
                currency denominated funding agreements. In addition to
                hedging foreign currency risk, they may also change the
                interest rate characteristics of the funding agreements for asset-liability management purposes.
                STATEMENT OF FINANCIAL POSITION
                -   Fair values are reported as follows:
                    -  Other investments.                                      $    547   $    436
                    -  Other liabilities and accrued expenses.                      (12)        18
                -   Since hedge accounting is applied for fair value hedges,
                    the carrying value of the hedged item, contractholder
                    funds, is adjusted for changes in the fair value of the
                    hedged risk. For cash flow hedges, the market value of
                    the derivative reduced other comprehensive income by $23
                    million and $0 million as of December 31, 2004 and 2003,
                    respectively.                                                  (556)      (447)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   Under hedge accounting, changes in fair value of the
                    instruments are matched together with the changes in
                    fair values of the hedged risks and are reported in
                    contract benefits.                                                               $    110   $    171   $    263
                -   Hedge ineffectiveness is reported in realized capital
                    gains and losses.                                                                      (5)         7          -

                                       29



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSION      DESCRIPTION
OPTIONS IN      These securities have embedded options, which provide the
FIXED INCOME    Company with the right to convert the instrument into a
SECURITIES      predetermined number of shares of common stock or provides a return based on a notional amount applied to an index
                such as the S&P 500. Securities owned and subject to
                bifurcation include convertible bonds and convertible
                redeemable preferred stocks.
                STATEMENT OF FINANCIAL POSITION
                Fair value is reported together with the host contracts in
                fixed income securities.                                       $    209   $    147
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Changes in fair value are reported in realized capital
                gains and losses.                                                                    $      5   $     22   $    (55)

OTHER           STATEMENT OF FINANCIAL POSITION
DERIVATIVES     -   Fair values are reported as follows:
                    -  Fixed income securities.                                $      -   $     (1)
                    -  Other assets.                                                 14         28
                    -  Contractholder funds.                                        (45)       (21)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   Changes in fair value are reported as follows:
                    -  Realized capital gains and losses.                                                  $1   $     (2)  $     (1)
                    -  Contract benefits.                                                                 (40)       (26)        86

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                    2004                      2003
                                          ------------------------  ------------------------
                                          CONTRACTUAL     FAIR      CONTRACTUAL     FAIR
(IN MILLIONS)                               AMOUNT        VALUE       AMOUNT        VALUE
                                          -----------  -----------  -----------  -----------
Commitments to invest                     $       363  $         -  $       118  $         -
Private placement commitments                      39            -           43            -
Commitments to extend mortgage loans               85            1           67            1
Credit guarantees                                 146            -           87            -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The
Company regularly enters into these agreements in the normal course of business.
The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company, and exclude those credit guarantees reported as derivatives under SFAS No. 133. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The
Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which

                                       30



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $146 million at December 31, 2004. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2004.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                              2004       2003
                                                              --------   --------
     Immediate annuities:
       Structured settlement annuities                        $  6,392   $  5,989
       Other immediate annuities                                 2,407      2,376
     Traditional Life                                            1,961      1,822
     Other                                                         443        293
                                                              --------   --------
     Total reserve for life-contingent contract benefits      $ 11,203   $ 10,480
                                                              ========   ========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                         INTEREST              ESTIMATION
            PRODUCT                          MORTALITY                     RATE                  METHOD
-------------------------------   -------------------------------   ------------------   -----------------------
Structured settlement annuities   U.S. population with projected    Interest rate        Present value of
                                  calendar year improvements; age   assumptions range    contractually specified
                                  setforwards for impaired lives    from 4.1% to 11.7%   future benefits
                                  grading to standard

Other immediate annuities         1983 group annuity mortality      Interest rate        Present value of
                                  table                             assumptions range    expected future
                                                                    from 1.9% to 11.5%   benefits based on
                                                                                         historical experience

Traditional life                  Actual company experience plus    Interest rate        Net level premium
                                  loading                           assumptions range    reserve method using
                                                                    from 4.0% to 11.3%   the Company's
                                                                                         withdrawal experience
                                                                                         rates

 Other:
   Variable annuity guaranteed    90% of 1994 group annuity         7%                   Projected benefit ratio
   minimum death benefits         reserving table                                        applied to cumulative
                                                                                         assessments

   Accident & health              Actual company experience plus                         Unearned premium;
                                  loading                                                additional contract
                                                                                         reserves for
                                                                                         traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.09 billion and $932 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2004 and 2003, respectively. The offset to this liability is

                                       31



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

     (IN MILLIONS)                                              2004       2003
                                                              --------   --------
     Interest-sensitive life                                  $  7,397   $  6,459
     Investment contracts:
       Fixed annuities                                          34,590     28,524
       Guaranteed investment contracts                             485      1,066
       Funding agreements backing medium-term notes             10,135      7,250
       Other investment contacts                                 1,332      1,615
                                                              --------  ---------
         Total contractholder funds                           $ 53,939   $ 44,914
                                                              ========  =========

     The following table highlights the key contract provisions that determine contractholder funds:

            PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
--------------------------------   ---------------------------------   -------------------------------------------------
Interest-sensitive life            Interest rates credited range       Either a percentage of account balance or dollar
                                   from 2.0% to 7.25%                  amount grading off generally over 20 years

Fixed annuities                    Interest rates credited range       Either a declining or a level percentage charge
                                   from 1.3% to 11.5% for immediate    generally over nine years or less. Additionally,
                                   annuities and 0% to 16% for fixed   approximately 30.3% of fixed annuities are
                                   annuities (which include            subject to market value adjustment for
                                   equity-indexed annuities whose      discretionary withdrawals.
                                   returns are indexed to the S&P
                                   500)

Guaranteed investment contracts    Interest rates credited range       Generally not subject to discretionary withdrawal
                                   from 2.95% to 8.14%

Funding agreements backing         Interest rates credited range       Not applicable
medium-term notes                  from 2.1% to 7.4% (excluding
                                   currency-swapped medium-term
                                   notes)

Other investment contracts:
    Variable guaranteed minimum    Interest rates used in              Withdrawal and surrender charges are based on
     income benefit and            establishing reserves range from    the terms of the related interest-sensitive life
     secondary guarantees on       1.75% to 10.3%                      or fixed annuity contract.
     interest-sensitive life and
     fixed annuities
    Other investment contracts     Interest rates credited range       Not applicable
                                   from 2.2% to 2.5%

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial
Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global
Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

                                       32



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                               2004         2003
                                                         ----------   ----------
Balance, beginning of year                               $   44,914   $   38,858
  Impact of adoption of SOP 03-1(1)                             421            -
  Deposits                                                   13,076        9,841
  Interest credited to contractholder funds                   1,912        1,764
  Benefits and withdrawals                                   (3,432)      (2,692)
  Maturities of institutional products                       (2,518)      (2,163)
  Contract charges                                             (593)        (561)
  Transfers to Separate Accounts                               (412)        (416)
  Fair value adjustments for institutional products              45          131
  Other adjustments (2)                                         526          152
                                                         ----------   ----------
Balance, end of year                                     $   53,939   $   44,914
                                                         ==========   ==========

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the reclassification of certain products previously included as a component of separate accounts to contractholder funds, the reclassification of DSI from contractholder funds to other assets and the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts.

(2) In 2004, other adjustments include an increase to contractholder funds of $379 million and $93 million as a result of certain reinsurance assumed transactions with AHL and Columbia, respectively (see Note 5).

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                    DECEMBER 31,
      ($IN MILLIONS)                                                                    2004
                                                                                    ------------
      IN THE EVENT OF DEATH
        Separate account value                                                      $     13,693
        Net amount at risk (1)                                                      $      1,900
        Average attained age of contractholders                                         66 years

      AT ANNUITIZATION
        Separate account value                                                      $      3,893
        Net amount at risk (2)                                                      $         72
        Weighted average waiting period until annuitization options available            7 years

      ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                      $        582
        Net amount at risk (3)                                                      $          -
        Weighted average waiting period until guarantee date                            11 years

     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

     (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

                                       33



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the liabilities for guarantees:

                                                 LIABILITY FOR
                                                   GUARANTEES                              LIABILITY FOR
                                                RELATED TO DEATH       LIABILITY FOR         GUARANTEES
                                                  BENEFITS AND          GUARANTEES           RELATED TO
                                               INTEREST-SENSITIVE    RELATED TO INCOME      ACCUMULATION
     (IN MILLIONS)                               LIFE PRODUCTS           BENEFITS             BENEFITS              TOTAL
                                               ------------------   ------------------   ------------------   ------------------
     Balance at January 1, 2004                $              118   $               41   $                -   $              159
       Less reinsurance recoverables                          (12)                  (2)                   -                  (14)
                                               ------------------   ------------------   ------------------   ------------------
     Net balance at January 1, 2004                           106                   39                    -                  145
     Incurred guaranteed benefits                              41                    6                   (1)                  46
     Paid guarantee benefits                                  (62)                   -                    -                  (62)
                                               ------------------   ------------------   ------------------   ------------------
       Net change                                             (21)                   6                   (1)                 (16)
     Net balance at December 31, 2004                          85                   45                   (1)                 129
       Plus reinsurance recoverables                           10                    -                    -                   10
                                               ------------------   ------------------   ------------------   ------------------
     Balance, December 31, 2004 (1)            $               95   $               45   $               (1)  $              139
                                               ==================   ==================   ==================   ==================

(1) Included in the total liability balance are reserves for variable annuity death benefits of $79 million, variable annuity income benefits of $18 million, variable annuity accumulation benefits of $ (1) million and other guarantees of $43 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     For discussion of reinsurance agreements with related parties, see Note 5.

     The Company cedes 100% of the morbidity risk on its long-term care contracts. The Company ceded specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of thirteen unaffiliated reinsurers. Since November 1998, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage. Also, on certain in-force variable annuity contracts the Company cedes 100% of the mortality and certain other risks related to product features.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2004, the Company ceded $169 million to subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business (see Note 3).

                                       34



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004, the gross life insurance in force was $413.72 billion of which $205.60 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                               2004        2003        2002
                                                          --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $  2,098    $  2,140    $  2,150
Assumed
  Affiliate                                                     14          19          43
  Non-affiliate                                                 12          90          76
Ceded--non-affiliate                                          (526)       (418)       (393)
                                                          --------    --------    --------
  Premiums and contract charges, net of reinsurance       $  1,598    $  1,831    $  1,876
                                                          ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended
December 31 are as follows:

(IN MILLIONS)                                               2004        2003        2002
                                                          --------    --------    --------
CONTRACT BENEFITS
Direct                                                    $  1,762    $  1,880    $  1,881
Assumed
  Affiliate                                                     11           4          11
  Non-affiliate                                                  4          47          38
Ceded--non-affiliate                                          (418)       (336)       (387)
                                                          --------    --------    --------
  Contract benefits, net of reinsurance                   $  1,359    $  1,595    $  1,543
                                                          ========    ========    ========

     Reinsurance recoverables at December 31 are summarized in the following table.

                                      REINSURANCE RECOVERABLE ON
          (IN MILLIONS)                  PAID AND UNPAID CLAIMS
                                      ---------------------------
                                          2004           2003
                                      ------------   ------------
          Life insurance              $      1,004   $        823
          Long-term care                       238            161
          Other                                265            201
                                      ------------   ------------
          Total                       $      1,507   $      1,185
                                      ============   ============

     At December 31, 2004 and 2003, approximately 80% and 97%, respectively, of reinsurance recoverables are due from companies rated A- or better by S&P.

                                       35



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:


(IN MILLIONS)                                     2004        2003        2002
                                                --------    --------    --------
BALANCE, BEGINNING OF YEAR                      $  3,202    $  2,915    $  2,997
Impact of adoption of SOP-03-1(1)                   (144)          -           -
Disposition of operation(2)                         (238)          -           -
Reinsurance(3)                                        40           -           -
Acquisition costs deferred                           828         732         666
Amortization charged to income                      (534)       (479)       (418)
Effect of unrealized gains and losses                 22          34        (330)
                                                --------    --------    --------
BALANCE, END OF YEAR                            $  3,176    $  3,202    $  2,915
                                                ========    ========    ========

(1) The impact of adoption of SOP 03-1 includes a write-down in variable annuity
DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.

(2) In 2004, DAC was reduced by $238 million related to the disposition of substantially all of the Company's direct response distribution business (see
Note 3).

(3) In 2004, DAC was increased by $40 million as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Amortization charged to income includes $120 million, $46 million and $2 million in 2004, 2003 and 2002, respectively, due to realized capital gains and losses.

     In 2004, DSI and related amortization is classified within the Consolidated
Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively.
Deferred sales inducement activity for the twelve months ended December 31, 2004 was as follows:

     (IN MILLIONS)
     Balance, January 1, 2004 (1)                              $     99
     Sales inducements deferred                                      55
     Amortization charged to income                                 (45)
     Effects of unrealized gains and losses                          25
                                                               --------
     Balance, December 31, 2004                                $    134
                                                               ========

     (1) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $2 million and $2 million in 2004, 2003 and 2002, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by their par value was $146 million at December 31, 2004. The obligations associated with these fixed income securities expire at various times during the next seven years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance

                                       36



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305 million. The repayment guarantee expires April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted the Company and some of its subsidiaries and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices.
The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. The Company and its subsidiaries have responded and will continue to respond to these information requests and investigations. The
Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

                                       37



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive or treble damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In those cases where plaintiffs have made a specific demand for monetary damages, they often specify damages just below a jurisdictional limit regardless of the facts of the case. This represents the maximum they can seek without risking removal from state court to federal court. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the Company's operating results for any particular period if an unfavorable outcome results, none will have a material adverse effect on the consolidated financial condition of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.


     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency

                                       38



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

     The Company is defending a number of lawsuits brought by plaintiffs challenging trading restrictions the Company adopted in an effort to limit market-timing activity in its variable annuity sub-accounts. In one case, plaintiffs' motion for summary judgment on their breach of contract claims was granted and the matter will proceed to trial on damages. In these various lawsuits, plaintiffs seek a variety of remedies including monetary and equitable relief. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

OTHER MATTERS

     The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of litigation, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing
Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life
Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                                       39



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                2004       2003
                                           --------   --------
DEFERRED ASSETS
Life and annuity reserves                  $    914   $    666
Other assets                                     94        150
                                           --------   --------
  Total deferred assets                       1,008        816
DEFERRED LIABILITIES
Deferred policy acquisition costs              (958)    (1,003)
Unrealized net capital gains                   (546)      (567)
Other liabilities                              (142)       (25)
                                           --------   --------
  Total deferred liabilities                 (1,646)    (1,595)
                                           --------   --------
     Net deferred liability                $   (638)  $   (779)
                                           ========   ========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                      2004       2003       2002
                                 --------   --------   --------
Current                          $    236   $     86   $    142
Deferred                              (47)        76        (85)
                                 --------   --------   --------
Total income tax expense         $    189   $    162   $     57
                                 ========   ========   ========

     The Company paid income taxes of $149 million, $161 million and $116 million in 2004, 2003 and 2002, respectively. The Company had a current income tax payable of $63 million and a current income tax receivable of $24 million at December 31, 2004 and 2003, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2004         2003         2002
                                                     --------     --------     --------
Statutory federal income tax rate                        35.0%        35.0%        35.0%
Adjustment to prior year tax liabilities                 (0.1)         2.4        (12.9)
Dividends received deduction                             (2.4)        (2.6)        (4.0)
Other                                                     2.1          1.1          0.9
                                                     --------     --------     --------
  Effective income tax rate                              34.6%        35.9%        19.0%
                                                     ========     ========     ========

     In 2003 and 2002, adjustments to prior year tax liabilities were an increase in expense of $11 million and a decrease in expense of $39 million, respectively, which primarily resulted from Internal Revenue Service developments and reconciliation of deferred taxes.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The aggregate balance in this account at December 31, 2004 was $94 million, which prior to the 2004 Act would have resulted in federal income taxes payable of $33 million if such amounts had been distributed or deemed distributed from the policyholders surplus account. No provision for taxes has ever been made for this item since the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating or substantially reducing this potential tax liability.

                                       40



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                                    2004       2003
                                                               --------   --------
Structured investment security VIE obligations due 2007        $     47   $     45
Mandatorily redeemable preferred stock-Series A                      57          -
                                                               --------   --------
   Total debt                                                  $    104   $     45
                                                               ========   ========

     Pursuant to the adoption of FIN 46 in 2003, the Company was determined to be the primary beneficiary of a consolidated structured investment security VIE.
The Company's Consolidated Statements of Financial Position include $54 million and $53 million of investments and long term debt of $47 million and $45 million as of December 31, 2004 and 2003, respectively. The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment is the assets of the VIE.

     As of December 31, 2004, debt includes $57 million of mandatorily redeemable preferred stock - Series A ("preferred stock") that was reclassified to long-term debt during the second quarter of 2004 in accordance with the provisions of Statement of Financial Accounting Standards No. 150,
"Accounting for Certain Financial Instruments with Characteristics of both
Liabilities and Equity". The reclassification occurred as a result of changes to contractual arrangements between the Company and the holders of the preferred stock resulting in the preferred stock becoming mandatorily redeemable. As of December 31, 2003, the balance of the preferred stock subject to reclassification amounted to $77 million. As of December 31, 2004, $20 million of this preferred stock had been redeemed.

     For the redeemable preferred stock-Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $2 million, $2 million and $3 million were paid during 2004, 2003, and 2002, respectively. As a result of the reclassification, dividends on the reclassified preferred stock, which were previously reported in retained earnings, are reported in operating costs and expenses since the second quarter of 2004. There were no accrued and unpaid dividends for the redeemable preferred stock - Series A at December 31, 2004.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income and capital and surplus of ALIC and its insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities are as follows:

                                                          NET INCOME             CAPITAL AND SURPLUS
                                                ------------------------------   -------------------
(IN MILLIONS)                                     2004       2003       2002       2004       2003
                                                --------   --------   --------   --------   --------
Amount per statutory accounting practices       $    293   $    609   $    116   $  3,656   $  3,560
                                                ========   ========   ========   ========   ========

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC,

                                       41



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     In the twelve-month period beginning January 1, 2004, ALIC paid dividends of $226 million, which was less than the maximum amount allowed under Illinois insurance law, without the prior approval of the IL DOI based on 2003 formula amounts. Based on 2004 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2005 is $366 million, less dividends paid during the preceding twelve months measured at that point in time.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement
Plan effective January 1, 2003. All eligible employees hired before August 1,
2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2004, 2003 and 2002 was $17 million, $22 million and $11 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $8 million, $6 million and $6 million for postretirement benefits other than pension plans in 2004, 2003 and 2002, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $14 million, $13 million, and $15 million in 2004, 2003 and 2002, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                    2004                         2003                          2002
                                          --------------------------   ---------------------------   ---------------------------
(IN MILLIONS)                             PRETAX    TAX    AFTER-TAX   PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
Unrealized holding gains (losses)
  arising during the period               $ (113)  $   40  $     (73)  $  (46)  $   16   $     (30)  $  161   $  (56)  $     105
Less: reclassification adjustment            (51)      18        (33)     (48)      17         (31)    (479)     168        (311)
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
UNREALIZED NET CAPITAL GAINS (LOSSES)        (62)      22        (40)       2       (1)          1      640     (224)        416
UNREALIZED FOREIGN CURRENCY
  TRANSLATION ADJUSTMENTS                      -        -          -        -        -           -       (1)       -          (1)
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
Other comprehensive income (loss)         $  (62)  $   22  $     (40)  $    2   $   (1)  $       1   $  639   $ (224)  $     415
                                          ======   ======  =========   ======   ======   =========   ======   ======   =========

                                       42



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER       SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                               ------------------  ------------------  ------------------  ------------------
(IN MILLIONS)                                    2004      2003      2004      2003      2004      2003      2004      2003
                                               --------  --------  --------  --------  --------  --------  --------  --------
Revenues                                       $  1,141  $  1,244  $  1,114  $  1,143  $  1,161  $  1,203  $  1,431  $  1,239
Income before cumulative effect of
  change in accounting principle, after-tax          91        39        55        85        76       119       134        48
Net income (loss)                                   (84)       39        55        85        76       119       134        35

                                       43


                              ------------------------------------------------
                              ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 AND FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable    AIM Variable      AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance         Insurance        Insurance        Insurance
                                   Funds            Funds            Funds             Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  --------------- ----------------  ---------------  ---------------
                                                  AIM V. I.                                          AIM V. I.
                                 AIM V. I.         Capital         AIM V. I.      AIM V. I. Dent    Diversified       AIM V. I.
                                Basic Value     Appreciation      Core Equity      Demographics        Income          Growth
                              ---------------  ---------------  --------------- ----------------  ---------------  ---------------
ASSETS
Investments at fair value     $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         9,246  $    33,628,272  $     3,001,868  $        13,497  $     1,590,505  $    17,494,976
Contracts in payout
  (annuitization) period                    -           30,848                -                -                -           33,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                          781        1,483,434          132,826            2,393          181,980        1,092,101
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $         8,476  $    33,326,185  $     2,973,605  $        12,335  $     1,665,800  $    17,963,795
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.80  $          5.68  $          8.59  $         12.01  $         11.38  $          4.44
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.80  $         12.02  $          8.77  $         12.01  $         11.51  $         10.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   AIM Variable    AIM Variable     AIM Variable
                               AIM Variable     AIM Variable     AIM Variable       Insurance       Insurance         Insurance
                                Insurance         Insurance        Insurance          Funds           Funds             Funds
                                  Funds             Funds            Funds          Series II       Series II         Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     AIM V. I.
                                 AIM V. I.        AIM V. I.                                           Capital         AIM V. I.
                               International      Mid Cap           AIM V. I.       AIM V. I.       Appreciation       Mid Cap
                                  Growth         Core Equity     Premier Equity   Basic Value II        II         Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       78,514          185,057        2,148,628        1,509,540          300,528          194,317
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,381,137  $     2,370,515  $    51,079,083  $    15,665,799  $     6,093,708  $     2,498,180
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.37  $         10.78  $          6.05  $         13.83  $         12.59  $         10.74
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.60  $         10.84  $         11.45  $         14.14  $         12.88  $         10.83
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Alliance         Alliance         Alliance         Alliance
                                AIM Variable      Bernstein        Bernstein        Bernstein        Bernstein        Fidelity
                                 Insurance        Variable         Variable          Variable         Variable        Variable
                                   Funds           Product          Product          Product          Product         Insurance
                                 Series II       Series Fund      Series Fund      Series Fund      Series Fund     Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Alliance                           Alliance
                                 AIM V. I.        Alliance         Bernstein        Alliance         Bernstein
                                  Premier         Bernstein        Growth &         Bernstein        Small Cap
                                 Equity II         Growth           Income       Premier Growth        Value        VIP Contrafund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,828,760  $    49,011,811  $   224,669,319  $    43,141,492  $    25,975,968  $     7,933,382
Contracts in payout
  (annuitization) period                    -           34,086           28,493              669                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      180,772        2,717,224        9,413,398        1,866,818        1,547,109          298,023
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,498,856  $    44,522,884  $   196,504,908  $    45,182,392  $    21,464,215  $     6,346,320
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.00  $          6.26  $         10.15  $          5.62  $         15.68  $         11.68
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.27  $         14.11  $         13.52  $         12.31  $         16.03  $         11.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Fidelity
                                 Fidelity         Fidelity         Fidelity          Fidelity        Fidelity         Variable
                                 Variable         Variable         Variable          Variable        Variable        Insurance
                                Insurance         Insurance        Insurance        Insurance        Insurance      Products Fund
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund  (Service Class 2)
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
                                                                                                                         VIP
                                                                                                                    Equity-Income
                                                  VIP High                       VIP Investment                       (Service
                                VIP Growth         Income        VIP Index 500     Grade Bond      VIP Overseas        Class 2)
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
ASSETS
Investments at fair value     $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
  Total assets                $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ===============  ===============  ===============  ===============  =============== =================

NET ASSETS
Accumulation units            $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
Contracts in payout
  (annuitization) period                    -                -                -                -                -                 -
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
  Total net assets            $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ===============  ===============  ===============  ===============  =============== =================
FUND SHARE INFORMATION
Number of shares                      164,301          270,659           58,494          416,746          116,293                96
                              ===============  ===============  ===============  ===============  =============== =================
Cost of investments           $     5,653,768  $     1,766,242  $     7,243,232  $     5,357,786  $     1,812,183 $           1,977
                              ===============  ===============  ===============  ===============  =============== =================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.03  $          9.32  $          9.04  $         13.53  $          9.91 $           12.53
                              ===============  ===============  ===============  ===============  =============== =================
  Highest                     $          8.21  $          9.42  $          9.24  $         13.83  $         10.13 $           12.53
                              ===============  ===============  ===============  ===============  =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity         Fidelity        Franklin         Franklin         Franklin         Franklin
                                  Variable         Variable        Templeton        Templeton        Templeton        Templeton
                                 Insurance         Insurance       Variable          Variable         Variable         Variable
                               Products Fund     Products Fund     Insurance        Insurance        Insurance        Insurance
                             (Service Class 2) (Service Class 2) Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
                               VIP Investment                       Franklin                                          Franklin
                                Grade Bond       VIP Overseas      Growth and                         Franklin        Large Cap
                                 (Service          (Service          Income          Franklin          Income          Growth
                                 Class 2)          Class 2)        Securities      High Income       Securities       Securities
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value    $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
  Total assets               $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ================= ================= ==============  ===============  ===============  ===============

NET ASSETS
Accumulation units           $          25,464 $           7,172 $   74,085,068  $     8,292,944  $    31,745,568  $     1,849,878
Contracts in payout
  (annuitization) period                     -                 -        180,550                -           18,873                -
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
  Total net assets           $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ================= ================= ==============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         1,947               412      4,813,067        1,201,876        2,027,086          124,153
                             ================= ================= ==============  ===============  ===============  ===============
Cost of investments          $          25,523 $           5,746 $   65,329,212  $     7,963,781  $    29,923,500  $     1,809,853
                             ================= ================= ==============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                     $           11.44 $           13.55 $        14.27  $         10.63  $         11.17  $         10.50
                             ================= ================= ==============  ===============  ===============  ===============
  Highest                    $           11.44 $           13.55 $        14.71  $         10.72  $         11.26  $         10.53
                             ================= ================= ==============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin        Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Franklin                                           Templeton
                                                  Small Cap         Franklin                         Developing       Templeton
                                  Franklin          Value             U.S.         Mutual Shares      Markets          Foreign
                                 Small Cap       Securities        Government       Securities       Securities      Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,519,201  $    39,138,711  $     7,201,746  $    76,408,574  $    14,590,934  $    37,116,697
Contracts in payout
  (annuitization) period                    -           28,500           18,968          202,564                -           21,890
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      181,122        2,502,697          562,361        4,604,035        1,682,922        2,588,055
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,443,284  $    30,210,183  $     7,160,028  $    66,947,289  $    11,567,247  $    31,602,947
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.81  $         17.36  $         10.18  $         10.88  $         20.32  $         11.44
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         17.21  $         17.90  $         10.27  $         14.19  $         20.90  $         16.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin
                                 Templeton                           Janus
                                  Variable                        Aspen Series       Lazard         Lord Abbett      Lord Abbett
                                 Insurance           Janus          (Service       Retirement         Series           Series
                               Products Trust    Aspen Series        Shares)       Series, Inc.        Fund             Fund
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Templeton
                               Global Income      Capital        Foreign Stock      Emerging                            Bond-
                                 Securities     Appreciation    (Service Shares)     Markets         All Value        Debenture
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
  Total assets                $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ===============  ===============  ================ ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,946,701  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
Contracts in payout
  (annuitization) period               51,008                -                 -               -                -                -
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
  Total net assets            $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ===============  ===============  ================ ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      191,669              769             2,724             673          132,610          217,844
                              ===============  ===============  ================ ===============  ===============  ===============
Cost of investments           $     2,752,269  $        16,472  $         30,102 $         4,408  $     1,797,991  $     2,730,593
                              ===============  ===============  ================ ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.33  $         11.38  $          15.62 $         22.74  $         10.89  $         10.34
                              ===============  ===============  ================ ===============  ===============  ===============
  Highest                     $         14.69  $         11.38  $          15.62 $         22.74  $         10.92  $         10.37
                              ===============  ===============  ================ ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Lord Abbett      Lord Abbett      Lord Abbett      MFS Variable     MFS Variable    MFS Variable
                                  Series           Series           Series          Insurance        Insurance        Insurance
                                   Fund             Fund             Fund             Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Growth and         Growth           Mid-Cap                             MFS         MFS Investors
                                  Income        Opportunities        Value           MFS Bond       High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      145,315           56,584          219,998          282,703           92,482          157,366
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,857,418  $       715,296  $     4,364,177  $     3,294,917  $       881,345  $     2,688,727
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.87  $         11.12  $         11.10  $         13.72  $         11.73  $          8.69
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.90  $         11.15  $         11.14  $         14.02  $         11.99  $          8.88
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable     MFS Variable
                                                  Insurance        Insurance      Morgan Stanley   Morgan Stanley  Morgan Stanley
                                MFS Variable        Trust           Trust           Variable         Variable        Variable
                                 Insurance        (Service         (Service         Investment       Investment      Investment
                                   Trust           Class)           Class)            Series           Series          Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   MFS New
                                                  Discovery      MFS Utilities
                                  MFS New         (Service         (Service        Aggressive        Dividend
                                 Discovery         Class)           Class)           Equity           Growth           Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,447,150  $         5,306  $           146  $    36,047,204  $   691,365,459  $   509,150,927
Contracts in payout
  (annuitization) period                    -                -                -           43,826        5,220,253        2,277,530
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      231,819              361                7        3,228,178       48,106,748       21,247,547
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,324,003  $         5,143  $           101  $    41,451,612  $ 1,575,979,317  $   680,123,182
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.94  $         11.87  $         13.05  $          6.73  $         10.02  $          6.77
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.22  $         11.87  $         13.05  $         10.46  $         37.55  $         87.71
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                               Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                     Global
                                  European          Global          Dividend
                                   Growth          Advantage         Growth         High Yield     Income Builder    Information
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   167,036,041  $    22,062,533  $   200,388,413  $    46,702,739  $    46,371,049  $     4,090,637
Contracts in payout
  (annuitization) period              584,384                -        1,087,649          216,685           46,769                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    9,075,280        2,697,131       13,933,338       39,099,520        3,953,818          823,066
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   152,252,712  $    23,990,499  $   170,668,746  $    72,858,456  $    43,253,618  $     3,803,101
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.14  $          7.10  $         11.64  $          4.58  $         11.78  $          4.67
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         38.11  $          8.42  $         22.65  $         16.77  $         15.85  $         11.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Limited                           Quality
                                 Duration       Money Market      Income Plus     S&P 500 Index     Strategist        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    50,020,260  $   165,872,033  $   273,739,511  $   122,355,981  $   322,659,176  $   156,320,585
Contracts in payout
  (annuitization) period               35,805          919,865        2,860,363          639,951        2,676,474        1,519,349
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    5,139,226      166,791,898       25,898,865       11,040,927       19,598,533       10,715,542
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    51,680,244  $   166,791,898  $   273,354,355  $   113,665,456  $   290,850,368  $   168,441,920
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.61  $          9.86  $         11.47  $          8.11  $         10.03  $          7.54
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.77  $         23.01  $         32.21  $         10.75  $         41.28  $         26.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Aggressive        Dividend                          European          Global            Global
                                  Equity           Growth           Equity           Growth         Advantage       Dividend Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y          (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)           Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total assets                $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $     26,129,838 $    132,669,466 $    112,114,727 $     41,305,428 $     10,869,074 $     65,870,779
Contracts in payout
  (annuitization) period                 1,042           23,089            5,086                -                -                -
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total net assets            $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ================ ================ ================ ================ ================ ================
FUND SHARE INFORMATION
Number of shares                     2,356,256        9,176,525        4,665,827        2,248,526        1,335,267        4,593,499
                              ================ ================ ================ ================ ================ ================
Cost of investments           $     23,850,376 $    119,104,851 $    113,114,241 $     36,942,365 $     10,398,778 $     53,377,762
                              ================ ================ ================ ================ ================ ================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           6.46 $           9.80 $           6.40 $           7.93 $           6.91 $          11.33
                              ================ ================ ================ ================ ================ ================
  Highest                     $          13.58 $          13.10 $          13.01 $          14.09 $          13.97 $          14.68
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                     Limited                           Quality
                                High Yield      Income Builder    Information        Duration       Money Market     Income Plus
                                 (Class Y         (Class Y         (Class Y          (Class Y        (Class Y         (Class Y
                                  Shares)          Shares)          Shares)           Shares)         Shares)          Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total assets                $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $     37,266,741 $     46,473,158 $     12,761,979 $    120,185,928 $     85,984,232 $    169,822,591
Contracts in payout
  (annuitization) period                     -                -            1,276           27,274                -          258,165
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total net assets            $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ================ ================ ================ ================ ================ ================
FUND SHARE INFORMATION
Number of shares                    31,055,617        3,968,673        2,588,896       12,354,903       85,984,232       15,940,090
                              ================ ================ ================ ================ ================ ================
Cost of investments           $     37,297,015 $     41,276,947 $     11,669,068 $    124,204,310 $     85,984,232 $    168,054,550
                              ================ ================ ================ ================ ================ ================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           5.50 $          11.03 $           4.61 $           9.79 $           9.57 $          10.46
                              ================ ================ ================ ================ ================ ================
  Highest                     $          12.95 $          12.75 $          15.27 $          11.13 $          10.29 $          13.31
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable
                                Investment       Investment       Investment       Oppenheimer      Oppenheimer      Oppenheimer
                                  Series           Series           Series           Variable         Variable         Variable
                              (Class Y Shares) (Class Y Shares) (Class Y Shares)  Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
                               S&P 500 Index     Strategist        Utilities                        Oppenheimer      Oppenheimer
                                  (Class Y        (Class Y         (Class Y        Oppenheimer        Capital          Global
                                   Shares)         Shares)          Shares)           Bond         Appreciation      Securities
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
  Total assets                $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ================ ================ ================ ===============  ===============  ===============

NET ASSETS
Accumulation units            $    151,930,221 $     95,929,676 $     29,329,342 $     5,253,410  $     7,132,146  $     6,645,404
Contracts in payout
  (annuitization) period                     -           41,963           13,348               -                -                -
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
  Total net assets            $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ================ ================ ================ ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    13,736,910        5,788,398        1,993,389         456,818          192,813          225,192
                              ================ ================ ================ ===============  ===============  ===============
Cost of investments           $    133,637,718 $     84,499,668 $     31,006,020 $     5,045,186  $     7,338,330  $     5,480,526
                              ================ ================ ================ ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           7.81 $           9.75 $           6.91 $         12.94  $         10.58  $         15.96
                              ================ ================ ================ ===============  ===============  ===============
  Highest                     $          13.19 $          13.08 $          13.66 $         13.22  $         10.81  $         16.31
                              ================ ================ ================ ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                                                    Variable         Variable         Variable         Variable
                                Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds    Account Funds
                                  Variable        Variable      (Service Class   (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))           ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Oppenheimer                                                         Oppenheimer
                                                 Main Street      Oppenheimer                                          Capital
                                Oppenheimer       Small Cap       Aggressive       Oppenheimer      Oppenheimer      Appreciation
                                High Income        Growth         Growth (SC)     Balanced (SC)      Bond (SC)           (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,117,025  $     4,484,107  $    13,793,546  $    35,379,098  $       687,384  $    40,007,771
Contracts in payout
  (annuitization) period                    -                -                -           22,330                -           68,712
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      240,571          279,384          316,076        2,051,068           59,929        1,091,110
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,012,178  $     3,215,433  $    11,583,111  $    31,292,320  $       684,330  $    37,092,515
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.97  $         17.18  $         14.31  $         13.88  $         10.10  $         12.66
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.23  $         17.56  $         14.70  $         14.28  $         10.12  $         12.97
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                  Variable         Variable         Variable         Variable        Variable      PIMCO Advisors
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds      Variable
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class     Insurance
                                  ("SC"))           ("SC"))          ("SC"))         ("SC"))          ("SC"))          Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer                                        Oppenheimer
                                   Global        Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                                 Securities         High             Main           Small Cap        Strategic
                                   (SC)          Income (SC)      Street (SC)      Growth (SC)       Bond (SC)     OpCap Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    27,869,796  $    31,757,625  $    57,933,031  $    29,516,472  $    78,176,217  $         9,780
Contracts in payout
  (annuitization) period               20,336           77,647                -                -          272,334                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      950,908        3,634,163        2,798,697        1,848,245       14,829,594              901
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    22,114,211  $    30,008,727  $    49,745,852  $    23,452,161  $    73,475,801  $         8,976
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.36  $         13.61  $         13.29  $         16.49  $         12.68  $         10.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.81  $         13.99  $         13.70  $         17.36  $         13.07  $         10.79
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Advisors  PIMCO Advisors
                                  Variable         Variable     PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance       Insurance         Insurance         Putnam
                                   Trust            Trust            Trust           Trust             Trust       Variable Trust
                                Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                     PEA                                                             VT American
                                   OpCap         Science and                                          PIMCO          Government
                                 Small Cap       Technology      Foreign Bond     Money Market     Total Return        Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    65,579,913
Contracts in payout
  (annuitization) period                    -                -                -                -                -          423,027
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                           53              313              184           17,721              123        5,636,459
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $         1,474  $           586  $         1,836  $        17,721  $         1,273  $    66,284,798
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         15.15  $         11.73  $         11.24  $          9.86  $         11.46  $          6.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.15  $         11.73  $         11.24  $          9.86  $         11.46  $         13.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam          Putnam          Putnam            Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust  Variable Trust    Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                    VT The George
                                 VT Capital      VT Capital      VT Discovery    VT Diversified         VT           Putnam Fund
                                Appreciation    Opportunities       Growth           Income        Equity Income      of Boston
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    17,376,314  $     3,507,570  $    19,274,653  $    90,929,507  $    21,401,747  $   234,727,942
Contracts in payout
  (annuitization) period                    -                -           11,267          268,754                -          608,183
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,006,503          243,581        3,880,467        9,945,285        1,586,490       20,375,422
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    14,541,433  $     3,134,345  $    15,954,567  $    88,248,442  $    18,614,126  $   210,991,184
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.01  $         14.95  $          4.64  $         12.89  $         13.10  $         10.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          8.47  $         15.20  $          4.91  $         14.05  $         13.41  $         12.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam         Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account    Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                     VT
                                Global Asset          VT         VT Growth and      VT Growth        VT Health
                                 Allocation      Global Equity      Income        Opportunities       Sciences      VT High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    30,578,237  $    57,101,455  $   636,633,292  $    26,181,506  $    79,056,995  $   100,154,925
Contracts in payout
  (annuitization) period              196,145           70,093          897,968           26,142           43,612          208,453
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,159,606        5,583,159       25,060,191        5,611,916        6,743,445       12,467,500
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    29,787,777  $    87,876,538  $   595,695,738  $    37,082,867  $    79,934,930  $    96,343,163
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.47  $          5.22  $          9.76  $          4.05  $          8.95  $         11.82
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.47  $          8.27  $         14.90  $          4.33  $         12.03  $         14.65
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      VT               VT
                                                     VT          International    International
                                                International     Growth and           New                              VT
                                 VT Income         Equity           Income        Opportunities     VT Investors    Mid Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   200,807,413  $   247,280,437  $    51,763,712  $    29,411,759  $   176,743,068  $     8,269,199
Contracts in payout
  (annuitization) period              688,549          182,229           39,440              346          375,202                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   15,644,096       16,822,751        3,834,430        2,358,629       17,729,557          563,297
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   196,116,030  $   237,773,198  $    44,482,570  $    31,158,348  $   216,818,079  $     7,135,586
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.53  $          7.88  $         10.43  $          4.83  $          6.28  $         14.37
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.00  $         15.44  $         14.95  $          9.71  $         14.53  $         14.70
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam            Putnam           Putnam           Putnam          Putnam          Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust    Variable Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    VT OTC &
                                    VT              VT New                          Emerging                        VT Small Cap
                               Money Market     Opportunities     VT New Value       Growth         VT Research        Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    77,276,508  $   128,427,130  $   143,541,352  $    34,164,705  $   104,298,470  $   176,513,166
Contracts in payout
  (annuitization) period              602,888           43,528          165,084          147,928          261,376           74,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   77,879,396        7,647,063        8,800,149        5,737,898        9,188,036        7,748,486
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    77,879,396  $   210,868,073  $   113,749,508  $    61,189,012  $   111,730,148  $   111,241,604
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.58  $          4.43  $         13.19  $          2.04  $          7.48  $         13.13
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.88  $         14.79  $         16.71  $          4.94  $         13.99  $         23.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Salomon         Salomon
                                                                                                      Brothers        Brothers
                                                                                                      Variable        Variable
                                   Putnam           Putnam           Putnam           Rydex            Series          Series
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds Inc.      Funds Inc.
                                 Sub-Account     Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT Utilities
                                Growth and
                                  Income           VT Vista        VT Voyager       Rydex OTC         All Cap         Investors
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    47,684,038  $    98,037,968  $   385,858,075  $            55  $         6,259  $         7,811
Contracts in payout
  (annuitization) period              196,502           52,045          206,861                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    3,536,229        7,891,393       14,193,564                4              372              566
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    49,610,100  $   119,313,123  $   546,263,590  $            50  $         5,275  $         7,181
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.20  $          5.65  $          5.51  $         12.62  $         12.01  $         10.94
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.98  $         15.98  $         12.93  $         12.62  $         12.01  $         10.94
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 STI Classic      STI Classic      STI Classic      STI Classic      STI Classic     STI Classic
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      STI
                                STI Capital      STI Growth &    International    STI Investment        STI         STI Small Cap
                                Appreciation       Income            Equity         Grade Bond     Mid-Cap Equity    Value Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       36,621           79,089            3,309          103,372           37,360           29,906
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       558,748  $       809,368  $        32,789  $     1,057,569  $       384,692  $       458,358
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.15  $         12.64  $         14.32  $         10.19  $         13.03  $         14.81
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.33  $         12.81  $         14.45  $         10.31  $         13.19  $         15.00
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                The Universal    The Universal    The Universal    The Universal    The Universal
                                 STI Classic    Institutional    Institutional    Institutional    Institutional    Institutional
                               Variable Trust    Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Van Kampen
                                                  Van Kampen       Van Kampen                           UIF           Van Kampen
                                  STI Value      UIF Emerging         UIF          Van Kampen      International         UIF
                                Income Stock    Markets Equity   Equity Growth    UIF High Yield      Magnum        Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       669,710  $    42,878,690  $    69,592,875  $       351,012  $    33,937,500  $    36,517,275
Contracts in payout
  (annuitization) period                    -          134,614           14,633                -           90,995              750
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       46,767        3,892,607        5,062,364           48,216        3,014,039        3,524,906
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       603,153  $    33,159,187  $    74,567,229  $       294,904  $    29,757,475  $    28,127,759
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.65  $          9.28  $          6.28  $         12.78  $          8.42  $         12.02
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.82  $         15.79  $         11.59  $         12.78  $         12.17  $         14.44
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal    The Universal    The Universal
                               The Universal    The Universal    Institutional    Institutional    Institutional    Institutional
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Van Kampen        Van Kampen       Van Kampen      Van Kampen
                                Van Kampen       Van Kampen      UIF Emerging      UIF Emerging    UIF Equity and       UIF
                                 UIF U.S.         UIF U.S.       Markets Debt     Markets Equity      Income        Equity Growth
                               Mid Cap Value     Real Estate      (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   140,560,948  $    73,017,188  $    17,167,711  $     8,467,470  $    23,276,677  $    16,667,717
Contracts in payout
  (annuitization) period               93,370          116,313            3,021                -           19,379                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    8,278,653        3,570,972        1,935,821          766,981        1,796,149        1,218,400
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   113,003,703  $    47,852,751  $    16,580,286  $     6,671,230  $    21,125,732  $    15,148,313
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.00  $         16.10  $         12.03  $         17.71  $         10.91  $         10.66
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.86  $         25.42  $         15.17  $         18.10  $         12.79  $         12.42
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal     Van Kampen
                               Institutional    Institutional    Institutional    Institutional    Institutional        Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.       Investment
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Van Kampen        Van Kampen     Van Kampen UIF   Van Kampen UIF   Van Kampen UIF
                                UIF Global           UIF         Small Company    U.S. Mid Cap          U.S.
                                Franchise       Mid Cap Growth      Growth           Value          Real Estate
                                (Class II)       (Class II)       (Class II)       (Class II)        (Class II)     LIT Comstock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    32,520,062  $    21,019,279  $    23,918,179  $    39,035,145  $    62,685,067  $   106,245,544
Contracts in payout
  (annuitization) period               24,369                -                -                -           50,000          255,865
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,356,584        2,030,848        1,546,101        2,301,601        3,078,266        7,756,840
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    29,140,363  $    17,140,633  $    20,331,504  $    32,912,839  $    48,753,811  $    87,298,923
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.00  $         15.38  $         15.64  $         11.25  $         16.80  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.64  $         15.73  $         15.99  $         15.16  $         19.61  $         14.40
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Van Kampen        Van Kampen      Van Kampen
                                 Van Kampen      Van Kampen       Van Kampen          Life              Life            Life
                                    Life            Life             Life          Investment        Investment      Investment
                                 Investment      Investment       Investment          Trust             Trust           Trust
                                   Trust            Trust            Trust         (Class II)        (Class II)      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                 LIT Aggressive                     LIT Emerging
                                LIT Emerging                          LIT            Growth        LIT Comstock        Growth
                                   Growth       LIT Government    Money Market     (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    81,816,771  $     1,997,073  $     2,480,159  $    21,142,089  $   236,250,364  $    63,972,925
Contracts in payout
  (annuitization) period               99,035                -                -            1,072           23,439            1,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    3,148,186          210,662        2,480,159        4,350,445       17,258,861        2,475,783
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   107,825,178  $     1,981,543  $     2,480,159  $    18,590,125  $   187,402,482  $    59,868,196
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          4.49  $         10.88  $         10.51  $         11.05  $         11.27  $          6.98
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.81  $         11.00  $         10.74  $         14.59  $         14.52  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------

                                 Van Kampen       Van Kampen
                                    Life            Life
                                 Investment      Investment
                                   Trust            Trust
                                 (Class II)      (Class II)
                                Sub-Account      Sub-Account
                              ---------------  ---------------
                               LIT Growth and       LIT
                                  Income        Money Market
                                (Class II)       (Class II)
                              ---------------  ---------------
ASSETS
Investments at fair value     $   108,454,462  $    17,649,838
                              ---------------  ---------------
  Total assets                $   108,454,462  $    17,649,838
                              ===============  ===============

NET ASSETS
Accumulation units            $   108,240,890  $    17,649,838
Contracts in payout
  (annuitization) period              213,572                -
                              ---------------  ---------------
  Total net assets            $   108,454,462  $    17,649,838
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                    5,622,315       17,649,838
                              ===============  ===============
Cost of investments           $    91,625,792  $    17,649,838
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.79  $          9.79
                              ===============  ===============
  Highest                     $         15.14  $          9.93
                              ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              AIM Variable       AIM Variable     AIM Variable     AIM Variable    AIM Variable     AIM Variable
                               Insurance           Insurance        Insurance       Insurance        Insurance       Insurance
                                 Funds               Funds            Funds           Funds            Funds           Funds
                              Sub-Account         Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.                                         AIM V. I.
                              AIM V. I.             Capital         AIM V. I.    AIM V. I. Dent     Diversified       AIM V. I.
                          Basic Value (a) (g)    Appreciation      Core Equity    Demographics        Income           Growth
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                 $                 -  $             -  $        28,205  $             -  $        90,160  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk                        (79)        (510,099)         (35,226)            (181)         (18,844)        (269,412)
    Administrative
      expense                              (5)         (33,308)          (2,941)             (13)          (1,573)         (17,607)
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment
      income (loss)                       (84)        (543,407)          (9,962)            (194)          69,743         (287,019)
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                   107       23,095,320          380,075              660          315,361       27,217,115
    Cost of investments
      sold                                107       23,428,530          404,598              623          319,977       27,648,421
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on
        fund shares                         -         (333,210)         (24,523)              37           (4,616)        (431,306)

Realized gain
  distributions                             -                -                -                -                -                -
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                              -         (333,210)         (24,523)              37           (4,616)        (431,306)

Change in unrealized
  gains (losses)                          770        2,382,358          242,112            1,024           (6,137)       1,707,211
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         770        2,049,148          217,589            1,061          (10,753)       1,275,905
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS              $               686  $     1,505,741  $       207,627  $           867  $        58,990  $       988,886
                          ===================  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   AIM Variable   AIM Variable      AIM Variable
                                AIM Variable     AIM Variable     AIM Variable       Insurance      Insurance        Insurance
                                 Insurance        Insurance        Insurance          Funds           Funds            Funds
                                   Funds            Funds            Funds          Series II       Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------
                                                                                                    AIM V. I.
                                 AIM V. I.        AIM V. I.                                          Capital        AIM V. I.
                               International       Mid Cap          AIM V. I.        AIM V. I.     Appreciation       Mid Cap
                                  Growth       Core Equity (a)   Premier Equity   Basic Value II       II        Core Equity II (a)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         9,228  $         4,859  $       209,186  $             -  $           -  $              450
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (16,946)         (14,435)        (724,139)        (201,339)       (85,998)             (8,596)
    Administrative expense             (1,409)            (935)         (47,556)         (24,569)       (10,804)             (1,040)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net investment income
      (loss)                           (9,127)         (10,511)        (562,509)        (225,908)       (96,802)             (9,186)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               220,231       10,613,945       31,325,108        1,819,033        793,934             149,162
    Cost of investments sold          217,155       10,616,284       33,367,204        1,710,327        762,908             144,929
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

      Realized gains (losses)
        on fund shares                  3,076           (2,339)      (2,042,096)         108,706         31,026               4,233

Realized gain distributions                 -          143,405                -                -              -              91,631
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net realized gains
      (losses)                          3,076          141,066       (2,042,096)         108,706         31,026              95,864

Change in unrealized gains
  (losses)                            300,599           55,587        4,209,200        1,417,523        333,635              35,709
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net realized and
      unrealized gains
      (losses) on investments         303,675          196,653        2,167,104        1,526,229        364,661             131,573
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       294,548  $       186,142  $     1,604,595  $     1,300,321  $     267,859  $          122,387
                              ===============  ===============  ===============  ===============  =============  ==================

(a)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Alliance         Alliance          Alliance        Alliance
                                AIM Variable      Bernstein        Bernstein        Bernstein        Bernstein        Fidelity
                                 Insurance        Variable         Variable          Variable        Variable         Variable
                                   Funds           Product          Product          Product          Product         Insurance
                                 Series II       Series Fund      Series Fund      Series Fund      Series Fund     Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Alliance                          Alliance
                                 AIM V. I.        Alliance         Bernstein         Alliance        Bernstein
                                  Premier         Bernstein        Growth &         Bernstein        Small Cap
                                 Equity II         Growth           Income        Premier Growth       Value        VIP Contrafund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        11,770  $             -  $     1,568,389  $             -  $        15,046  $        21,396
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk        (50,064)        (614,834)      (3,262,760)        (641,065)        (303,489)         (82,688)
    Administrative expense             (5,800)         (50,725)        (237,074)         (48,677)         (36,131)          (6,815)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (44,094)        (665,559)      (1,931,445)        (689,742)        (324,574)         (68,107)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               692,693       24,240,182       51,866,457       23,006,916        1,491,812          872,302
    Cost of investments sold          654,770       24,001,810       48,335,334       24,386,328        1,336,119          761,616
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 37,923          238,372        3,531,123       (1,379,412)         155,693          110,686

Realized gain distributions                 -                -                -                -          451,392                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         37,923          238,372        3,531,123       (1,379,412)         607,085          110,686

Change in unrealized gains
  (losses)                            149,280        5,188,715       17,657,088        4,611,606        2,990,655          897,501
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         187,203        5,427,087       21,188,211        3,232,194        3,597,740        1,008,187
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       143,109  $     4,761,528  $    19,256,766  $     2,542,452  $     3,273,166  $       940,080
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Fidelity
                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity        Variable
                                 Variable         Variable         Variable         Variable         Variable        Insurance
                                 Insurance        Insurance        Insurance        Insurance        Insurance     Products Fund
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund  (Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------
                                                                                                                         VIP
                                                                                                                    Equity-Income
                                                   VIP High                       VIP Investment                      (Service
                                VIP Growth          Income       VIP Index 500     Grade Bond       VIP Overseas       Class 2)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        13,500  $       123,540  $        92,354  $       211,824  $       20,810  $              31
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (63,344)         (20,926)         (87,921)         (63,750)        (22,072)               (31)
    Administrative expense             (5,237)          (1,736)          (7,308)          (5,362)         (1,853)                (3)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net investment income
      (loss)                          (55,081)         100,878           (2,875)         142,712          (3,115)                (3)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,019,116          219,909        1,102,711        1,340,288         335,045                105
    Cost of investments sold        1,126,787          216,224        1,046,075        1,338,784         328,972                 94
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

      Realized gains (losses)
        on fund shares               (107,671)           3,685           56,636            1,504           6,073                 11

Realized gain distributions                 -                -                -          152,365               -                  8
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net realized gains
      (losses)                       (107,671)           3,685           56,636          153,869           6,073                 19

Change in unrealized gains
  (losses)                            245,868           38,021          614,488         (134,350)        218,672                193
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net realized and
      unrealized gains
      (losses) on investments         138,197           41,706          671,124           19,519         224,745                212
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        83,116  $       142,584  $       668,249  $       162,231  $      221,630  $             209
                              ===============  ===============  ===============  ===============  ==============  =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity           Fidelity           Franklin      Franklin         Franklin         Franklin
                                 Variable            Variable         Templeton      Templeton        Templeton       Templeton
                                Insurance           Insurance          Variable      Variable          Variable        Variable
                              Products Fund       Products Fund       Insurance      Insurance        Insurance       Insurance
                             (Service Class 2)  (Service Class 2)  Products Trust Products Trust   Products Trust   Products Trust
                                Sub-Account        Sub-Account       Sub-Account    Sub-Account      Sub-Account     Sub-Account
                             -----------------  -----------------  -------------- ---------------  ---------------  ---------------
                              VIP Investment                         Franklin                                         Franklin
                                Grade Bond        VIP Overseas      Growth and                        Franklin        Large Cap
                                 (Service           (Service          Income         Franklin          Income          Growth
                                  Class 2)           Class 2)      Securities (b) High Income (a)   Securities (a)  Securities (c)
                             -----------------  -----------------  -------------- ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $           1,018  $              71  $   1,463,345  $        85,454  $        54,394  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (351)               (98)      (821,495)         (43,741)        (109,422)          (2,022)
    Administrative expense                 (25)                (7)      (108,685)          (4,911)         (12,530)            (277)
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                               642                (34)       533,165           36,802          (67,558)          (2,299)
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,139                649      6,674,244       25,765,579        4,390,247          136,795
    Cost of investments sold             1,169                543      6,096,032       25,635,696        4,297,942          134,463
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                             (30)               106        578,212          129,883           92,305            2,332

Realized gain distributions                759                  -              -                -                -                -
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                             729                106        578,212          129,883           92,305            2,332

Change in unrealized gains
  (losses)                                (715)               715      4,339,250          329,163        1,840,941           40,025
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                           14                821      4,917,462          459,046        1,933,246           42,357
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $             656  $             787  $   5,450,627  $       495,848  $     1,865,688  $        40,058
                             =================  =================  =============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin        Franklin         Franklin          Franklin         Franklin         Franklin
                                 Templeton       Templeton        Templeton         Templeton        Templeton        Templeton
                                  Variable        Variable         Variable          Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Franklin                                          Templeton
                                                  Small Cap        Franklin                         Developing       Templeton
                                  Franklin          Value             U.S.        Mutual Shares       Markets         Foreign
                                 Small Cap      Securities (b)   Government (a)   Securities (b)   Securities (b)   Securities (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        53,021  $        20,205  $       377,564  $       170,320  $       193,390
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (48,421)        (431,770)         (25,605)        (748,033)        (150,054)        (305,878)
    Administrative expense             (6,339)         (55,871)          (3,633)         (96,347)         (19,129)         (38,068)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (54,760)        (434,620)          (9,033)        (466,816)           1,137         (150,556)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               576,225        6,009,449          271,873        8,695,536        4,308,747       12,314,876
    Cost of investments sold          428,098        5,354,317          270,779        8,132,251        3,840,803       11,926,504
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                148,127          655,132            1,094          563,285          467,944          388,372

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        148,127          655,132            1,094          563,285          467,944          388,372

Change in unrealized gains
  (losses)                            226,640        5,908,431           60,686        6,337,345        1,993,209        4,001,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         374,767        6,563,563           61,780        6,900,630        2,461,153        4,389,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       320,007  $     6,128,943  $        52,747  $     6,433,814  $     2,462,290  $     4,239,278
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Franklin
                              Templeton                               Janus
                               Variable                            Aspen Series        Lazard        Lord Abbett     Lord Abbett
                              Insurance             Janus           (Service         Retirement        Series           Series
                            Products Trust      Aspen Series         Shares)        Series, Inc.        Fund             Fund
                             Sub-Account         Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

                              Templeton                           Foreign Stock
                            Global Income          Capital           (Service        Emerging                          Bond-
                             Securities     Appreciation (a) (i)    Shares) (d)       Markets       All Value (c)    Debenture (c)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $       311,498  $                 43  $           97  $            52  $         5,308  $       116,983
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (40,908)                 (160)           (494)            (109)          (2,916)          (4,025)
    Administrative expense          (5,383)                  (12)            (35)              (8)            (323)            (517)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                       265,207                  (129)           (432)             (65)           2,069          112,441
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            694,527                   233             562              199           79,694          169,955
    Cost of investments
      sold                         673,133                   223             486              112           79,460          169,444
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                      21,394                    10              76               87              234              511

Realized gain
  distributions                          -                     -               -                -              264           27,229
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      21,394                    10              76               87              498           27,740

Change in unrealized gains
  (losses)                          65,371                 2,418           5,780            2,068           51,913         (105,576)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   86,765                 2,428           5,856            2,155           52,411          (77,836)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS   $       351,972  $              2,299  $        5,424  $         2,090  $        54,480  $        34,605
                           ===============  ====================  ==============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                Lord Abbett       Lord Abbett      Lord Abbett
                                   Series           Series           Series       LSA Variable      LSA Variable     LSA Variable
                                    Fund             Fund             Fund        Series Trust      Series Trust     Series Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

                                 Growth and         Growth           Mid-Cap     LSA Aggressive                          LSA
                                 Income (c)    Opportunities (c)    Value (c)    Growth (b) (e)   LSA Balanced (f)  Basic Value (g)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        24,378  $               -  $      10,753  $             -  $          7,236  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                             (5,454)              (858)        (6,678)         (66,808)              (42)             (39)
    Administrative expense               (727)              (121)          (944)          (6,231)               (3)              (3)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net investment income
      (loss)                           18,197               (979)         3,131          (73,039)            7,191              (42)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               240,284             71,254        310,715       16,051,070         6,189,560        2,578,997
    Cost of investments sold          235,699             70,522        303,883       15,177,292         6,210,462        2,510,288
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

      Realized gains (losses)
        on fund shares                  4,585                732          6,832          873,778           (20,902)          68,709

Realized gain distributions            24,781                163         54,780          983,245           264,834            2,751
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net realized gains
      (losses)                         29,366                895         61,612        1,857,023           243,932           71,460

Change in unrealized gains
  (losses)                             92,244             37,269        209,581       (1,452,977)         (146,680)         (16,076)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         121,610             38,164        271,193          404,046            97,252           55,384
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       139,807  $          37,185  $     274,324  $       331,007  $        104,443  $        55,342
                              ===============  =================  =============  ===============  ================  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                LSA Variable      LSA Variable       LSA Variable    LSA Variable     LSA Variable    LSA Variable
                                Series Trust      Series Trust       Series Trust    Series Trust     Series Trust    Series Trust
                                Sub-Account        Sub-Account        Sub-Account     Sub-Account      Sub-Account    Sub-Account
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

                                                                                          LSA
                                                  LSA Capital          LSA            Diversified    LSA Emerging      LSA Equity
                             LSA Blue Chip (h)  Appreciation (i)  Capital Growth (j)  Mid Cap (k)  Growth Equity (l) Growth (b) (m)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $               -  $              -  $                - $        301  $               - $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                 (77)              (79)                 (7)         (52)               (41)       (23,560)
    Administrative expense                  (5)               (6)                  -           (4)                (3)        (2,924)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net investment income
      (loss)                               (82)              (85)                 (7)         245                (44)       (26,484)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              2,221,632         2,851,817           4,525,464    3,291,896          4,554,242      9,737,268
    Cost of investments sold         2,516,321         3,016,473           5,213,909    3,175,236          6,201,128     10,743,094
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

      Realized gains
        (losses) on fund
        shares                        (294,689)         (164,656)           (688,445)     116,660         (1,646,886)    (1,005,826)

Realized gain distributions                  -                 -                   -      159,031                  -              -
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net realized gains
      (losses)                        (294,689)         (164,656)           (688,445)     275,691         (1,646,886)    (1,005,826)

Change in unrealized gains
  (losses)                             276,919           254,946             782,056     (227,168)         1,906,402      1,039,442
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net realized and
      unrealized gains
      (losses) on
       investments                     (17,770)           90,290              93,611       48,523            259,516         33,616
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $         (17,852) $         90,205  $           93,604 $     48,768  $         259,472 $        7,132
                             =================  ================  ================== ============  ================= ==============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable     MFS Variable     MFS Variable    MFS Variable
                               LSA Variable     LSA Variable       Insurance        Insurance        Insurance       Insurance
                               Series Trust     Series Trust         Trust            Trust            Trust            Trust
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

                               LSA Mid Cap          LSA                               MFS          MFS Investors       MFS New
                              Value (b) (n)   Value Equity (o)      MFS Bond       High Income         Trust          Discovery
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $         5,128  $         11,485  $       187,547  $        41,545  $        15,681  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (68,366)              (34)         (38,108)         (11,373)         (31,131)         (39,726)
    Administrative expense            (8,452)               (2)          (3,178)            (914)          (2,565)          (3,269)
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (71,690)           11,449          146,261           29,258          (18,015)         (42,995)
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           19,085,127         6,060,476          461,771          187,226          335,558          517,502
    Cost of investments sold      18,084,186         5,735,136          460,229          178,887          351,764          551,527
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                     1,000,941           325,340            1,542            8,339          (16,206)         (34,025)

Realized gain distributions          928,983                 -                -                -                -                -
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                     1,929,924           325,340            1,542            8,339          (16,206)         (34,025)

Change in unrealized gains
  (losses)                        (1,879,532)         (274,609)          (4,363)          33,651          291,506          234,187
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                     50,392            50,731           (2,821)          41,990          275,300          200,162
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $       (21,298) $         62,180  $       143,440  $        71,248  $       257,285  $       157,167
                             ===============  ================  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable
                                Insurance         Insurance      Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Trust             Trust          Variable          Variable        Variable         Variable
                                 (Service         (Service        Investment        Investment      Investment       Investment
                                  Class)           Class)           Series            Series          Series           Series
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 MFS New
                                Discovery       MFS Utilities
                                 (Service         (Service        Aggressive         Dividend                         European
                                  Class)           Class)           Equity            Growth          Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                     $             -  $             2  $         3,830  $    11,790,863  $     2,199,663  $     1,985,312
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (69)              (1)        (510,715)      (9,766,675)      (7,023,746)      (2,230,310)
    Administrative expense                 (4)               -          (37,135)        (726,493)        (509,943)        (165,313)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (73)               1         (544,020)       1,297,695       (5,334,026)        (410,311)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    82                2       21,394,571      200,918,184      147,738,969       51,098,681
    Cost of investments sold               87                2       24,977,503      160,906,326      211,444,662       50,086,246
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                     (5)               -       (3,582,932)      40,011,858      (63,705,693)       1,012,435

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                             (5)               -       (3,582,932)      40,011,858      (63,705,693)       1,012,435

Change in unrealized gains
  (losses)                                313               32        7,785,733        5,150,796      114,946,341       16,006,560
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments             308               32        4,202,801       45,162,654       51,240,648       17,018,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $           235  $            33  $     3,658,781  $    46,460,349  $    45,906,622  $    16,608,684
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable        Variable         Variable         Variable          Variable         Variable
                                 Investment      Investment       Investment       Investment        Investment       Investment
                                   Series          Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Global
                                   Global         Dividend                                                             Limited
                                 Advantage         Growth          High Yield     Income Builder    Information        Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        99,770  $     2,986,274  $     3,771,995  $     1,726,117  $             -  $     2,295,190
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (311,125)      (2,646,181)        (646,251)        (633,375)         (62,034)        (745,716)
    Administrative expense            (22,696)        (198,290)         (47,147)         (46,762)          (4,527)         (55,998)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (234,051)         141,803        3,078,597        1,045,980          (66,561)       1,493,476
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             8,964,275       48,412,006       31,677,247       13,474,951        6,991,936       36,487,357
    Cost of investments sold        9,761,210       44,172,642       42,398,162       13,116,320        6,960,681       37,106,309
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (796,935)       4,239,364      (10,720,915)         358,631           31,255         (618,952)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                       (796,935)       4,239,364      (10,720,915)         358,631           31,255         (618,952)

Change in unrealized gains
  (losses)                          3,240,564       20,282,818       11,517,026        2,711,395          (41,068)        (889,781)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   2,443,629       24,522,182          796,111        3,070,026           (9,813)      (1,508,733)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,209,578  $    24,663,985  $     3,874,708  $     4,116,006  $       (76,374) $       (15,257)
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                            Morgan Stanley     Morgan Stanley     Morgan Stanley  Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable           Variable          Variable         Variable        Variable         Variable
                              Investment         Investment         Investment       Investment      Investment       Investment
                                Series             Series             Series           Series          Series           Series
                              Sub-Account        Sub-Account        Sub-Account     Sub-Account      Sub-Account     Sub-Account
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

                                                                    Quality
                             Money Market    Pacific Growth (p)    Income Plus     S&P 500 Index      Strategist       Utilities
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $     1,595,935  $                -  $    16,812,782  $     1,199,010  $     6,610,806  $     4,020,357
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                       (2,505,392)            (90,935)      (3,984,395)      (1,697,214)      (4,441,253)      (2,018,406)
    Administrative expense         (184,812)             (6,658)        (297,987)        (124,142)        (322,715)        (151,354)
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                     (1,094,269)            (97,593)      12,530,400         (622,346)       1,846,838        1,850,597
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales         381,316,151          29,411,040      129,128,279       59,356,599       85,477,791       41,189,640
    Cost of investments
      sold                      381,316,151          29,393,770      127,512,027       57,929,172       80,216,254       48,691,499
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                            -              17,270        1,616,252        1,427,427        5,261,537       (7,501,859)

Realized gain distributions               -                   -                -                -                -                -
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                            -              17,270        1,616,252        1,427,427        5,261,537       (7,501,859)

Change in unrealized gains
  (losses)                                -           2,037,535       (3,462,291)       9,374,820       20,604,030       32,271,179
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         -           2,054,805       (1,846,039)      10,802,247       25,865,567       24,769,320
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $    (1,094,269) $        1,957,212  $    10,684,361  $    10,179,901  $    27,712,405  $    26,619,917
                            ===============  ==================  ===============  ===============  ===============  ===============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                          Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                             Variable          Variable          Variable          Variable          Variable          Variable
                            Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                         (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                            Aggressive         Dividend                            European           Global            Global
                              Equity            Growth            Equity            Growth           Advantage      Dividend Growth
                             (Class Y          (Class Y          (Class Y          (Class Y          (Class Y          (Class Y
                              Shares)           Shares)           Shares)           Shares)           Shares)           Shares)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $              -  $      1,770,206   $       232,634   $       377,763  $         29,632  $        772,188
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (396,651)       (1,956,669)       (1,637,265)         (604,361)         (165,392)         (905,586)
    Administrative
      expense                     (27,648)         (148,817)         (123,695)          (45,202)          (12,585)          (70,759)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              (424,299)         (335,280)       (1,528,326)         (271,800)         (148,345)         (204,157)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         5,000,090        16,165,493        19,083,219         9,674,473         1,633,813         5,469,466
    Cost of investments
      sold                      5,029,419        15,290,863        21,683,579         9,598,671         1,724,676         4,722,277
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on
        fund shares               (29,329)          874,630        (2,600,360)           75,802           (90,863)          747,189

Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

  Net realized gains
    (losses)                      (29,329)          874,630        (2,600,360)           75,802           (90,863)          747,189

Change in unrealized
  gains (losses)                2,975,795         7,375,815        13,496,948         4,083,665         1,226,197         6,535,485
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

  Net realized and
    unrealized gains
    (losses) on
    investments                 2,946,466         8,250,445        10,896,588         4,159,467         1,135,334         7,282,674
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS             $      2,522,167  $      7,915,165  $      9,368,262  $      3,887,667  $        986,989  $      7,078,517
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                          Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                             Variable          Variable          Variable          Variable          Variable          Variable
                            Investment        Investment        Investment        Investment         Investment        Investment
                             Series             Series            Series            Series            Series            Series
                         (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                                   Limited
                            High Yield      Income Builder     Information         Duration        Money Market     Pacific Growth
                             (Class Y         (Class Y          (Class Y           (Class Y          (Class Y          (Class Y
                              Shares)          Shares)           Shares)            Shares)           Shares)         Shares) (p)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $      2,669,983  $      1,545,261  $              -  $      4,823,915  $        518,368  $              -
Charges from Allstate
  Life Insurance Company:
    Mortality and
      expense risk               (583,771)         (702,184)         (207,140)       (2,015,587)       (1,290,026)          (39,417)
    Administrative
      expense                     (48,048)          (54,539)          (15,692)         (155,482)         (106,380)           (3,071)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             2,038,164           788,538          (222,832)        2,652,846          (878,038)          (42,488)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         9,732,713         8,628,568         2,426,843        33,752,723        92,295,387         8,820,263
    Cost of investments
      sold                      9,953,388         7,979,188         2,466,004        34,531,482        92,295,387         7,719,298
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                   (220,675)          649,380           (39,161)         (778,759)                -         1,100,965

Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   (220,675)          649,380           (39,161)         (778,759)                -         1,100,965

Change in unrealized
  gains (losses)                  789,760         2,254,918           336,459        (2,585,443)                -          (407,868)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                 569,085         2,904,298           297,298        (3,364,202)                -           693,097
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS             $      2,607,249  $      3,692,836  $         74,466  $       (711,356) $       (878,038) $        650,609
                         ================  ================  ================  ================  ================  ================

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                            Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                               Variable          Variable          Variable          Variable
                              Investment        Investment        Investment        Investment       Oppenheimer      Oppenheimer
                                Series            Series            Series            Series           Variable         Variable
                           (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  Account Funds    Account Funds
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------
                                Quality
                              Income Plus     S&P 500 Index       Strategist         Utilities                       Oppenheimer
                               (Class Y          (Class Y          (Class Y          (Class Y        Oppenheimer       Capital
                                Shares)           Shares)           Shares)           Shares)           Bond         Appreciation
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $      8,037,296  $      1,132,599  $      1,597,823  $        636,248  $      235,448  $        21,107
Charges from Allstate
  Life Insurance Company:
    Mortality and expense
      risk                       (2,397,180)       (2,221,873)       (1,444,871)         (418,438)        (62,273)         (82,072)
    Administrative
      expense                      (183,978)         (174,843)         (105,033)          (29,803)         (5,156)          (6,791)
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net investment income
      (loss)                      5,456,138        (1,264,117)           47,919           188,007         168,019          (67,756)
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          26,911,637        18,411,790        12,067,694         4,346,727         652,683          660,841
    Cost of investments
      sold                       26,595,335        17,223,571        11,260,572         5,317,546         642,721          731,565
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

      Realized gains
        (losses) on fund
        shares                      316,302         1,188,219           807,122          (970,819)          9,962          (70,724)

Realized gain
  distributions                           -                 -                 -                 -               -                -
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net realized gains
      (losses)                      316,302         1,188,219           807,122          (970,819)          9,962          (70,724)

Change in unrealized
  gains (losses)                   (845,745)       11,475,505         6,414,384         5,310,796          27,980          503,538
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  (529,443)       12,663,724         7,221,506         4,339,977          37,942          432,814
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $     4,926,695   $    11,399,607   $     7,269,425   $     4,527,984  $       205,961  $       365,058
                           ================  ================  ================  ================  ==============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Oppenheimer      Oppenheimer      Oppenheimer
                                                                                    Variable         Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds
                                 Variable         Variable         Variable      (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Oppenheimer
                                Oppenheimer                       Main Street      Oppenheimer      Oppenheimer
                                  Global         Oppenheimer       Small Cap       Aggressive        Balanced        Oppenheimer
                                Securities       High Income        Growth       Growth (SC) (b)   (SC) (b) (q)     Bond (SC) (c)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        75,008  $       107,039  $             -  $             -  $       207,647  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (71,619)         (22,783)         (44,952)        (151,156)        (392,315)            (719)
    Administrative expense             (5,971)          (1,868)          (3,774)         (19,687)         (51,545)             (92)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (2,582)          82,388          (48,726)        (170,843)        (236,213)            (811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               759,018          210,310          400,397        2,051,153        2,437,354           71,546
    Cost of investments sold          706,019          209,679          318,838        1,885,619        2,234,817           71,737
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 52,999              631           81,559          165,534          202,537             (191)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         52,999              631           81,559          165,534          202,537             (191)

Change in unrealized gains
  (losses)                            960,404           58,745          640,408        1,801,036        2,595,034            3,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   1,013,403           59,376          721,967        1,966,570        2,797,571            2,863
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,010,821  $       141,764  $       673,241  $     1,795,727  $     2,561,358  $         2,052
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                  ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Capital          Global         Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                               Appreciation      Securities          High             Main           Small Cap        Strategic
                                 (SC) (b)         (SC) (b)      Income (SC) (b)  Street (SC) (b)  Growth (SC) (b)   Bond (SC) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        55,357  $       218,897  $     1,100,940  $       290,195  $             -  $     2,080,848
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (431,067)        (316,573)        (336,589)        (693,155)        (315,092)        (802,220)
    Administrative expense            (55,621)         (41,282)         (44,023)         (89,393)         (40,780)        (105,514)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (431,331)        (138,958)         720,328         (492,353)        (355,872)       1,173,114
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             6,831,675        4,407,398        4,307,757        6,588,412        6,501,170        5,943,424
    Cost of investments sold        6,668,362        4,095,331        4,128,805        5,888,616        5,934,001        5,780,155
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                163,313          312,067          178,952          699,796          567,169          163,269

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        163,313          312,067          178,952          699,796          567,169          163,269

Change in unrealized gains
  (losses)                          1,995,910        3,576,447          895,855        3,563,406        3,714,952        3,165,155
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   2,159,223        3,888,514        1,074,807        4,263,202        4,282,121        3,328,424
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,727,892  $     3,749,556  $     1,795,135  $     3,770,849  $     3,926,249  $     4,501,538
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable      PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                      PEA
                                   OpCap            OpCap         Science and                                           PIMCO
                              Balanced (a) (f)    Small Cap       Technology      Foreign Bond     Money Market     Total Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             1  $             -  $            34  $           144  $            22
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (87)             (23)              (7)             (25)            (221)             (18)
    Administrative expense                 (6)              (1)               -               (1)             (16)              (1)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (93)             (23)              (7)               8              (93)               3
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   112               28                8               32              544               23
    Cost of investments sold              109               24               10               32              544               23
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                      3                4               (2)               -                -                -

Realized gain distributions                 -                -                -               40                -               18
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                              3                4               (2)              40                -               18

Change in unrealized gains
  (losses)                                804              276              (28)              22                -               20
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         807              280              (30)              62                -               38
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $           714  $           257  $           (37) $            70  $           (93) $            41
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                VT American
                                Government       VT Capital       VT Capital      VT Discovery    VT Diversified         VT
                                  Income        Appreciation     Opportunities       Growth           Income        Equity Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     2,851,382  $             -  $       107,632  $             -  $     8,534,042  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,001,135)        (219,014)         (32,042)        (260,812)      (1,229,295)        (202,706)
    Administrative expense                  -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                        1,850,247         (219,014)          75,590         (260,812)       7,304,747         (202,706)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            24,051,600        2,697,134          686,571        3,028,959       15,527,959        1,464,940
    Cost of investments sold       24,185,831        2,527,103          643,115        2,687,750       15,571,611        1,360,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (134,231)         170,031           43,456          341,209          (43,652)         104,240

Realized gain distributions         1,166,183                -           21,785                -                -           16,993
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      1,031,952          170,031           65,241          341,209          (43,652)         121,233

Change in unrealized gains
  (losses)                         (2,056,524)       2,028,414          280,417        1,003,236         (539,586)       1,907,197
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  (1,024,572)       2,198,445          345,658        1,344,445         (583,238)       2,028,430
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       825,675  $     1,979,431  $       421,248  $     1,083,633  $     6,721,509  $     1,825,724
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT The George         VT
                                Putnam Fund     Global Asset          VT          VT Growth and      VT Growth        VT Health
                               of Boston (b)   Allocation (b)    Global Equity     Income (b)      Opportunities    Sciences (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     4,101,175  $       747,853  $     1,134,308  $     9,863,263  $             -  $       145,698
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (2,925,343)        (373,463)        (739,970)      (8,354,462)        (376,319)      (1,076,666)
    Administrative expense            (79,504)         (12,719)               -         (142,481)               -          (15,512)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                        1,096,328          361,671          394,338        1,366,320         (376,319)        (946,480)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            26,711,475        3,862,817        8,510,374       97,037,588        5,357,044       14,050,130
    Cost of investments sold       25,105,176        3,944,588       14,294,416       96,783,563        7,989,041       15,181,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares              1,606,299          (81,771)      (5,784,042)         254,025       (2,631,997)      (1,131,006)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      1,606,299          (81,771)      (5,784,042)         254,025       (2,631,997)      (1,131,006)

Change in unrealized gains
  (losses)                         11,775,715        1,842,499       11,735,759       54,884,017        2,995,010        6,199,921
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  13,382,014        1,760,728        5,951,717       55,138,042          363,013        5,068,915
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    14,478,342  $     2,122,399  $     6,346,055  $    56,504,362  $       (13,306) $     4,122,435
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                Putnam             Putnam           Putnam           Putnam           Putnam           Putnam
                             Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------
                                                                                       VT               VT
                                                                      VT          International    International
                                                                 International      Growth and          New
                            VT High Yield (b)   VT Income (b)     Equity (b)        Income (b)     Opportunities   VT Investors (b)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $       7,995,851  $     8,098,922  $     3,322,174  $       521,040  $       277,444  $        810,880
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,343,772)      (2,763,919)      (3,227,474)        (564,753)        (379,250)       (2,290,750)
    Administrative expense            (48,229)         (84,000)        (123,209)              (4)               -           (16,891)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net investment income
      (loss)                        6,603,850        5,251,003          (28,509)         (43,717)        (101,806)       (1,496,761)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            40,731,579       39,760,565       42,788,899        6,717,548        4,232,691        24,866,652
    Cost of investments
      sold                         40,456,668       39,275,418       44,257,528        6,554,685        4,986,141        33,273,877
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

      Realized gains
        (losses) on fund
        shares                        274,911          485,147       (1,468,629)         162,863         (753,450)       (8,407,225)

Realized gain distributions                 -                -                -                -                -                 -
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net realized gains
      (losses)                        274,911          485,147       (1,468,629)         162,863         (753,450)       (8,407,225)

Change in unrealized gains
  (losses)                          1,330,785          (23,291)      32,952,687        7,735,708        3,985,343        27,915,870
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   1,605,696          461,856       31,484,058        7,898,571        3,231,893        19,508,645
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $       8,209,546  $     5,712,859  $    31,455,549  $     7,854,854  $     3,130,087  $     18,011,884
                            =================  ===============  ===============  ===============  ===============  ================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam            Putnam             Putnam            Putnam           Putnam
                           Variable Trust   Variable Trust    Variable Trust     Variable Trust    Variable Trust   Variable Trust
                             Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

                                                                                                      VT OTC &
                                 VT               VT              VT New                              Emerging
                            Mid Cap Value   Money Market (b)  Opportunities (b)  VT New Value (b)      Growth       VT Research (b)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $             -  $        540,597  $               -  $      1,039,261  $             -  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (70,330)       (1,148,317)        (1,745,517)       (1,716,429)        (450,364)      (1,419,464)
    Administrative expense               -           (59,217)           (20,100)          (31,234)               -          (16,102)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net investment income
      (loss)                       (70,330)         (666,937)        (1,765,617)         (708,402)        (450,364)      (1,435,566)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            877,754        99,044,622         25,796,645        15,544,371        5,694,841       22,160,213
    Cost of investments
      sold                         828,828        99,044,622         42,975,662        13,430,991       11,021,922       24,275,790
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                      48,926                 -        (17,179,017)        2,113,380       (5,327,081)      (2,115,577)

Realized gain
  distributions                     21,131                 -                  -                 -                -                -
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net realized gains
      (losses)                      70,057                 -        (17,179,017)        2,113,380       (5,327,081)      (2,115,577)

Change in unrealized gains
  (losses)                         882,514                 -         29,154,230        15,522,603        7,963,050        9,564,992
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  952,571                 -         11,975,213        17,635,983        2,635,969        7,449,415
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS   $       882,241  $       (666,937) $      10,209,596  $     16,927,581  $     2,185,605  $     6,013,849
                           ===============  ================  =================  ================  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Salomon
                                                                                                                      Brothers
                                                                                                                      Variable
                                  Putnam           Putnam           Putnam           Putnam            Rydex           Series
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                VT Utilities
                               VT Small Cap      Growth and
                                 Value (b)       Income (b)      VT Vista (b)    VT Voyager (b)      Rydex OTC       All Cap (r)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       564,002  $       932,206  $             -  $       968,174  $             -  $            33
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (2,272,609)        (583,333)      (1,225,180)      (5,323,459)               -              (83)
    Administrative expense            (41,974)          (9,884)         (23,367)        (152,890)               -               (7)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                       (1,750,581)         338,989       (1,248,547)      (4,508,175)               -              (57)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            33,980,420        8,538,890       13,308,351       72,868,922                -               88
    Cost of investments sold       25,041,863       10,060,801       18,136,879      100,294,749                1               79
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares              8,938,557       (1,521,911)      (4,828,528)     (27,425,827)              (1)               9

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      8,938,557       (1,521,911)      (4,828,528)     (27,425,827)              (1)               9

Change in unrealized gains
  (losses)                         27,816,113        9,273,013       20,237,022       44,602,190                5              439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  36,754,670        7,751,102       15,408,494       17,176,363                4              448
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    35,004,089  $     8,090,091  $    14,159,947  $    12,668,188  $             4  $           391
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(r)  Previously known as Variable All Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Salomon
                               Brothers
                               Variable
                                Series          STI Classic      STI Classic      STI Classic        STI Classic      STI Classic
                              Funds Inc.      Variable Trust   Variable Trust   Variable Trust     Variable Trust   Variable Trust
                              Sub-Account       Sub-Account      Sub-Account      Sub-Account        Sub-Account      Sub-Account
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

                                                STI Capital     STI Growth &    STI International  STI Investment         STI
                            Investors (a)(o)    Appreciation        Income           Equity          Grade Bond      Mid-Cap Equity
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $            110  $         1,102  $         6,079  $             404  $        20,914  $         2,397
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                               (69)          (7,262)          (8,285)              (260)          (9,288)          (4,660)
    Administrative expense                (5)            (855)          (1,108)               (32)          (1,203)            (596)
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net investment income
      (loss)                              36           (7,015)          (3,314)               112           10,423           (2,859)
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   88           62,703           69,714              3,076           68,502           28,486
    Cost of investments
      sold                                87           59,875           66,616              2,976           69,144           26,330
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                             1            2,828            3,098                100             (642)           2,156

Realized gain distributions                -                -                -                  -                -                -
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net realized gains
      (losses)                             1            2,828            3,098                100             (642)           2,156

Change in unrealized gains
  (losses)                               630           28,971           87,472              3,780           11,073           50,669
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                        631           31,799           90,570              3,880           10,431           52,825
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $            667  $        24,784  $        87,256  $           3,992  $        20,854  $        49,966
                            ================  ===============  ===============  =================  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                        The Universal          The Universal         The Universal    The Universal
                        STI Classic    STI Classic      Institutional          Institutional         Institutional    Institutional
                      Variable Trust  Variable Trust     Funds, Inc.            Funds, Inc.           Funds, Inc.      Funds, Inc.
                        Sub-Account    Sub-Account       Sub-Account            Sub-Account           Sub-Account      Sub-Account
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------
                                                                                                                       Van Kampen
                                                          Van Kampen            Van Kampen                                 UIF
                      STI Small Cap      STI Value       UIF Emerging           UIF Equity            Van Kampen      International
                      Value Equity     Income Stock   Markets Equity (s)  Growth (h) (j) (m) (t)  UIF High Yield (u)    Magnum (v)
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $        1,203  $        6,474  $          254,078  $              118,267  $           20,382  $     858,818
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (5,045)         (5,491)           (567,049)               (922,895)             (4,708)      (450,006)
    Administrative
      expense                   (704)           (718)            (37,419)                (70,288)               (334)       (30,180)
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net investment
      income (loss)           (4,546)            265            (350,390)               (874,916)             15,340        378,632
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                  157,930          61,921          26,712,500              27,897,719               5,799     24,356,675
    Cost of
      investments
      sold                   146,651          60,032          24,827,671              31,304,559               4,974     23,384,364
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

      Realized gains
        (losses) on
        fund shares           11,279           1,889           1,884,829              (3,406,840)                825        972,311

Realized gain
  distributions                    -               -                   -                       -                   -              -
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net realized
      gains (losses)          11,279           1,889           1,884,829              (3,406,840)                825        972,311

Change in unrealized
  gains (losses)              80,848          63,136           5,688,081               8,134,798               9,406      3,220,965
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net realized and
      unrealized
      gains (losses)
      on investments          92,127          65,025           7,572,910               4,727,958              10,231      4,193,276
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $       87,581  $       65,290  $        7,222,520  $            3,853,042  $           25,571  $   4,571,908
                      ==============  ==============  ==================  ======================  ==================  =============

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  The Universal     The Universal    The Universal
                          The Universal      The Universal     The Universal      Institutional     Institutional    Institutional
                          Institutional      Institutional     Institutional       Funds, Inc.       Funds, Inc.      Funds, Inc.
                           Funds, Inc.        Funds, Inc.       Funds, Inc.        (Class II)        (Class II)       (Class II)
                           Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
                                                                                   Van Kampen        Van Kampen       Van Kampen
                           Van Kampen          Van Kampen       Van Kampen        UIF Emerging      UIF Emerging     UIF Equity and
                               UIF         UIF U.S. Mid Cap       UIF U.S.        Markets Debt     Markets Equity       Income
                       Mid Cap Growth (w)  Value (k) (n) (x)  Real Estate (y)  (Class II) (b) (z)  (Class II) (aa)  (Class II) (ab)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $                -  $          31,103  $     1,043,435  $          765,096  $        43,827  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (490,210)        (1,955,916)        (974,286)           (153,863)         (96,937)        (182,001)
    Administrative
      expense                     (31,521)          (135,156)         (63,883)            (19,602)         (11,715)         (22,553)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
    Net investment
      income (loss)              (521,731)        (2,059,969)           5,266             591,631          (64,825)        (204,554)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                    27,202,468         41,652,411       25,000,837           1,986,720        1,317,985        2,027,807
    Cost of
      investments
      sold                     25,062,141         38,110,647       20,676,564           1,971,621        1,182,219        1,922,627
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

      Realized gains
        (losses) on
        fund shares             2,140,327          3,541,764        4,324,273              15,099          135,766          105,180

Realized gain
  distributions                         -                  -        1,214,711             357,959                -            8,342
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

    Net realized
      gains (losses)            2,140,327          3,541,764        5,538,984             373,058          135,766          113,522

Change in unrealized
  gains (losses)                4,139,567         14,470,250       13,572,756             343,544        1,262,961        1,713,143
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

    Net realized and
      unrealized
      gains (losses)
      on investments            6,279,894         18,012,014       19,111,740             716,602        1,398,727        1,826,665
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS      $        5,758,163  $      15,952,045  $    19,117,006  $        1,308,233  $     1,333,902  $     1,622,111
                       ==================  =================  ===============  ==================  ===============  ===============

(b)  Amounts have been restated to reflect the combination of Allstate Financial
     Advisors Separate Account I and Allstate Life Insurance Company Separate
     Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n)  On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                        The Universal    The Universal    The Universal      The Universal      The Universal      The Universal
                        Institutional    Institutional    Institutional      Institutional      Institutional      Institutional
                         Funds, Inc.      Funds, Inc.      Funds, Inc.        Funds, Inc.        Funds, Inc.        Funds, Inc.
                         (Class II)       (Class II)       (Class II)         (Class II)         (Class II)         (Class II)
                         Sub-Account      Sub-Account      Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------
                          Van Kampen       Van Kampen       Van Kampen      Van Kampen UIF     Van Kampen UIF     Van Kampen UIF
                             UIF           UIF Global          UIF           Small Company      U.S. Mid Cap           U.S.
                        Equity Growth      Franchise     Mid Cap Growth         Growth              Value           Real Estate
                       (Class II) (ac)  (Class II) (ad)  (Class II) (ae)  (Class II) (b) (af)  (Class II) (ag)  (Class II) (b) (ah)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        13,771  $        32,108  $             -  $                 -  $         2,051  $           651,771
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (173,233)        (309,769)        (247,161)            (303,872)        (441,487)            (583,357)
    Administrative
      expense                  (21,386)         (37,282)         (28,752)             (36,747)         (52,765)             (73,839)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net investment
      income (loss)           (180,848)        (314,943)        (275,913)            (340,619)        (492,201)              (5,425)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                  2,950,450        1,975,996        2,316,623            2,905,486        2,879,217            7,333,689
    Cost of
      investments sold       2,872,004        1,868,947        2,105,262            2,676,879        2,650,374            6,406,086
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

      Realized gains
        (losses) on
        fund shares             78,446          107,049          211,361              228,607          228,843              927,603

Realized gain
  distributions                      -          216,085                -              690,019                -              768,207
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net realized
      gains (losses)            78,446          323,134          211,361              918,626          228,843            1,695,810

Change in unrealized
  gains (losses)             1,054,781        2,571,237        2,991,681            2,661,835        4,292,206           11,930,936
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net realized and
      unrealized gains
      (losses) on
      investments            1,133,227        2,894,371        3,203,042            3,580,461        4,521,049           13,626,746
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS           $       952,379  $     2,579,428  $     2,927,129  $         3,239,842  $     4,028,848  $        13,621,321
                       ===============  ===============  ===============  ===================  ===============  ===================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen        Van Kampen
                               Van Kampen      Van Kampen       Van Kampen        Van Kampen           Life              Life
                                  Life            Life             Life             Life            Investment        Investment
                               Investment      Investment       Investment        Investment          Trust             Trust
                                 Trust            Trust            Trust            Trust           (Class II)        (Class II)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account        Sub-Account      Sub-Account
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

                                                                                                  LIT Aggressive
                                               LIT Emerging                          LIT              Growth         LIT Comstock
                              LIT Comstock       Growth       LIT Government     Money Market   (Class II) (e) (l)    (Class II)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $       731,569  $             -  $        78,510  $        23,200  $                -  $    1,250,484
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                       (1,114,655)      (1,244,235)         (21,010)         (36,530)           (222,546)     (2,948,821)
    Administrative expense          (81,757)         (87,189)          (1,744)          (3,015)            (23,433)       (253,337)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net investment income
      (loss)                       (464,843)      (1,331,424)          55,756          (16,345)           (245,979)     (1,951,674)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

NET REALIZED AND
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          33,742,623       62,935,112          213,164        2,580,277           8,761,197      19,774,380
    Cost of investments
      sold                       30,711,669       71,631,182          217,067        2,580,277           8,690,126      16,619,136
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

      Realized gains
        (losses) on fund
        shares                    3,030,954       (8,696,070)          (3,903)               -              71,071       3,155,244

Realized gain
  distributions                           -                -                -                -                   -               -
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net realized gains
      (losses)                    3,030,954       (8,696,070)          (3,903)               -              71,071       3,155,244

Change in unrealized gains
  (losses)                       10,636,028       14,002,196           (3,290)               -           2,320,351      27,176,662
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net realized and
      unrealized gains
      (losses) on
      investments                13,666,982        5,306,126           (7,193)               -           2,391,422      30,331,906
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                $    13,202,139  $     3,974,702  $        48,563  $       (16,345) $        2,145,443  $   28,380,232
                            ===============  ===============  ===============  ===============  ==================  ==============

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen       Van Kampen        Van Kampen
                                   Life             Life              Life
                                Investment       Investment        Investment
                                   Trust            Trust             Trust
                                (Class II)       (Class II)        (Class II)
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                               LIT Emerging     LIT Growth and        LIT
                                  Growth            Income        Money Market
                               (Class II) (b)   (Class II) (b)     (Class II)
                              ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       527,614  $        63,925
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (942,951)      (1,281,468)        (118,352)
    Administrative expense            (80,767)        (158,885)         (15,722)
                              ---------------  ---------------  ---------------

    Net investment income
      (loss)                       (1,023,718)        (912,739)         (70,149)
                              ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             9,657,657       13,291,739        4,293,724
    Cost of investments sold        9,691,571       12,025,156        4,293,724
                              ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (33,914)       1,266,583                -

Realized gain distributions                 -                -                -
                              ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        (33,914)       1,266,583                -

Change in unrealized gains
  (losses)                          3,964,321       10,872,735                -
                              ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   3,930,407       12,139,318                -
                              ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,906,689  $    11,226,579  $       (70,149)
                              ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  AIM V. I.
                                              AIM V. I. Basic Value         Capital Appreciation          AIM V. I. Core Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                           2004 (a) (g)     2003 (a)         2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (84) $           -  $    (543,407) $    (466,246) $      (9,962) $      (6,342)
Net realized gains (losses)                           -              -       (333,210)    (1,574,155)       (24,523)      (119,183)
Change in unrealized gains (losses)                 770              -      2,382,358      9,272,620        242,112        653,460
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  686              -      1,505,741      7,232,219        207,627        527,935
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            336              -        434,126      1,892,559        116,908         96,911
Benefit payments                                      -              -       (208,149)      (223,177)        (2,601)       (31,277)
Payments on termination                               -              -     (2,903,603)    (1,699,005)      (127,603)      (206,142)
Contract maintenance charge                         (16)             -        (15,164)       (15,196)        (3,065)        (3,141)
Transfers among the sub-accounts
   and with the Fixed Account - net               8,240              -      1,304,687      2,549,926        (93,705)       108,153
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                     8,560              -     (1,388,103)     2,505,107       (110,066)       (35,496)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 9,246              -        117,638      9,737,326         97,561        492,439

NET ASSETS AT BEGINNING OF PERIOD                     -              -     33,541,482     23,804,156      2,904,307      2,411,868
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $       9,246   $          -  $  33,659,120  $  33,541,482  $   3,001,868  $   2,904,307
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -      5,308,806      4,794,812        356,958        363,994
         Units issued                               859              -      4,187,590      8,032,480         34,096         69,171
         Units redeemed                              (3)             -     (4,440,704)    (7,518,486)       (47,968)       (76,207)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period               856              -      5,055,692      5,308,806        343,086        356,958
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  AIM V. I.
                                           AIM V. I. Dent Demographics       Diversified Income             AIM V. I. Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $        (194) $        (142) $      69,743  $      73,409  $    (287,019) $    (235,117)
Net realized gains (losses)                          37            (58)        (4,616)        (5,538)      (431,306)    (1,007,412)
Change in unrealized gains (losses)               1,024          2,957         (6,137)        22,099      1,707,211      4,958,675
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  867          2,757         58,990         89,970        988,886      3,716,146
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            276            276        109,236        111,635        179,745      1,349,391
Benefit payments                                      -              -              -              -       (242,918)      (212,123)
Payments on termination                            (469)             -       (140,172)       (74,908)    (1,987,634)    (1,179,505)
Contract maintenance charge                         (25)           (29)          (765)          (683)        (6,534)        (5,933)
Transfers among the sub-accounts
   and with the Fixed Account - net                  66          2,031         74,273        326,103        621,501      3,821,141
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (152)         2,278         42,572        362,147     (1,435,840)     3,772,971
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I  (see note 1)                   -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   715          5,035        101,562        452,117       (446,954)     7,489,117

NET ASSETS AT BEGINNING OF PERIOD                12,782          7,747      1,488,943      1,036,826     17,975,174     10,486,057
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $      13,497  $      12,782  $   1,590,505  $   1,488,943  $  17,528,220  $  17,975,174
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      1,135            931        134,531        101,019      4,109,373      3,080,683
         Units issued                                31            227         34,026         60,344      7,434,765      5,180,050
         Units redeemed                             (42)           (23)       (29,970)       (26,832)    (7,774,056)    (4,151,360)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             1,124          1,135        138,587        134,531      3,770,082      4,109,373
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    AIM V. I.                     AIM V. I.
                                              International Growth           Mid Cap Core Equity        AIM V. I. Premier Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003         2004 (a)       2003 (a)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      (9,127) $      (8,471) $     (10,511) $           -  $    (562,509) $    (631,462)
Net realized gains (losses)                       3,076        (67,035)       141,066              -     (2,042,096)    (3,705,951)
Change in unrealized gains (losses)             300,599        359,526         55,587              -      4,209,200     14,392,736
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              294,548        284,020        186,142              -      1,604,595     10,055,323
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         65,706         49,522        142,236              -        356,847      1,335,617
Benefit payments                                 (1,825)       (30,679)        (2,122)             -       (770,943)    (1,179,750)
Payments on termination                        (100,077)       (70,046)      (273,588)             -     (4,206,731)    (3,184,238)
Contract maintenance charge                      (1,632)        (1,580)          (402)             -        (20,328)       (23,402)
Transfers among the sub-accounts
   and with the Fixed Account - net             (17,089)       (24,103)     2,373,836              -     (2,581,833)    (1,121,323)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   (54,917)       (76,886)     2,239,960              -     (7,222,988)    (4,173,096)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               239,631        207,134      2,426,102              -     (5,618,393)     5,882,227

NET ASSETS AT BEGINNING OF PERIOD             1,312,582      1,105,448              -              -     51,384,168     45,501,941
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,552,213  $   1,312,582  $   2,426,102  $           -  $  45,765,775  $  51,384,168
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    152,074        163,158              -              -      8,327,428      9,117,264
         Units issued                            15,696         17,190      1,360,678              -      4,324,680      1,830,500
         Units redeemed                         (20,833)       (28,274)    (1,136,478)             -     (5,548,501)    (2,620,336)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           146,937        152,074        224,200              -      7,103,607      8,327,428
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable Insurance        AIM Variable Insurance        AIM Variable Insurance
                                                 Funds Series II               Funds Series II               Funds Series II
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                              AIM V. I. Capital                 AIM V. I.
                                            AIM V. I. Basic Value II           Appreciation II           Mid Cap Core Equity II
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (ai)         2004        2003 (ai)       2004 (a)       2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (225,908) $     (31,625) $     (96,802) $     (20,581) $      (9,186) $           -
Net realized gains (losses)                     108,706          9,646         31,026         26,459         95,864              -
Change in unrealized gains (losses)           1,417,523        668,867        333,635        334,534         35,709              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,300,321        646,888        267,859        340,412        122,387              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,706,959      5,371,425      1,610,058      3,131,768      1,699,369              -
Benefit payments                                (75,891)             -         (5,405)             -              -              -
Payments on termination                        (231,539)       (14,469)      (122,432)       (14,452)       (68,028)             -
Contract maintenance charge                     (36,796)             -        (19,534)             -         (1,665)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           1,703,099      1,382,192        439,189      1,134,414        781,826              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 9,065,832      6,739,148      1,901,876      4,251,730      2,411,502              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            10,366,153      7,386,036      2,169,735      4,592,142      2,533,889              -

NET ASSETS AT BEGINNING OF PERIOD             7,386,036              -      4,592,142              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  17,752,189  $   7,386,036  $   6,761,877  $   4,592,142  $   2,533,889  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    573,282              -        375,401              -              -              -
         Units issued                           949,791        596,735        277,322        427,104        284,867              -
         Units redeemed                        (258,125)       (23,453)      (124,208)       (51,703)       (50,120)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,264,948        573,282        528,515        375,401        234,747              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Alliance                      Alliance
                                             AIM Variable Insurance          Bernstein Variable            Bernstein Variable
                                                 Funds Series II             Product Series Fund           Product Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   AIM V. I.                      Alliance                 Alliance Bernstein
                                              Premier Equity II               Bernstein Growth               Growth & Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (ai)         2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (44,094) $      (8,116) $    (665,559) $    (307,764) $  (1,931,445) $  (1,297,544)
Net realized gains (losses)                      37,923          2,116        238,372       (754,723)     3,531,123     (3,487,554)
Change in unrealized gains (losses)             149,280        180,624      5,188,715      6,204,346     17,657,088     48,940,333
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              143,109        174,624      4,761,528      5,141,859     19,256,766     44,155,235
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,202,364      1,650,391      4,934,673      6,251,945     12,848,818     20,198,104
Benefit payments                                (36,779)             -       (559,125)      (151,755)    (3,041,786)    (2,744,775)
Payments on termination                         (46,836)       (18,404)    (3,149,242)    (1,201,367)   (17,050,080)   (11,213,638)
Contract maintenance charge                      (9,574)             -        (52,692)        (7,237)      (157,925)       (68,548)
Transfers among the sub-accounts
   and with the Fixed Account - net             218,361        551,504     11,247,642      9,656,370      5,689,983     21,179,308
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 1,327,536      2,183,491     12,421,256     14,547,956     (1,710,990)    27,350,451
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,470,645      2,358,115     17,182,784     19,689,815     17,545,776     71,505,686

NET ASSETS AT BEGINNING OF PERIOD             2,358,115              -     31,863,113     12,173,298    207,152,036    135,646,350
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,828,760  $   2,358,115  $  49,045,897  $  31,863,113  $ 224,697,812  $ 207,152,036
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    200,730              -      4,787,091      2,805,447     20,087,906     17,354,280
         Units issued                           208,820        206,417      6,319,086      6,854,035      6,251,175     18,915,883
         Units redeemed                         (94,666)        (5,687)    (4,931,045)    (4,872,391)    (6,650,803)   (16,182,257)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           314,884        200,730      6,175,132      4,787,091     19,688,278     20,087,906
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Alliance                      Alliance
                                               Bernstein Variable            Bernstein Variable             Fidelity Variable
                                               Product Series Fund           Product Series Fund         Insurance Products Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Alliance                 Alliance Bernstein
                                            Bernstein Premier Growth           Small Cap Value               VIP Contrafund
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (689,742) $    (559,928) $    (324,574) $     (56,095) $     (68,107) $     (42,273)
Net realized gains (losses)                  (1,379,412)    (3,976,005)       607,085         28,824        110,686        (50,946)
Change in unrealized gains (losses)           4,611,606     11,330,452      2,990,655      1,521,098        897,501      1,278,599
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,542,452      6,794,519      3,273,166      1,493,827        940,080      1,185,380
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,678,542      6,311,454      6,056,229      9,094,024        304,641        456,480
Benefit payments                               (744,216)      (321,154)       (92,734)             -        (12,471)       (49,013)
Payments on termination                      (3,741,636)    (2,708,047)      (496,966)       (35,837)      (494,405)      (334,213)
Contract maintenance charge                     (40,530)       (15,664)       (79,877)             -         (5,503)        (4,837)
Transfers among the sub-accounts
   and with the Fixed Account - net              14,358      3,336,606      3,715,207      3,048,929      1,095,448        921,033
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (1,833,482)     6,603,195      9,101,859     12,107,116        887,710        989,450
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               708,970     13,397,714     12,375,025     13,600,943      1,827,790      2,174,830

NET ASSETS AT BEGINNING OF PERIOD            42,433,191     29,035,477     13,600,943              -      6,105,592      3,930,762
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  43,142,161  $  42,433,191  $  25,975,968  $  13,600,943  $   7,933,382  $   6,105,592
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,151,969      6,459,359      1,000,351              -        585,295        477,692
         Units issued                         4,060,971      4,132,906        891,869      1,053,014        182,344        235,879
         Units redeemed                      (4,707,363)    (3,440,296)      (259,086)       (52,663)      (100,547)      (128,276)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,505,577      7,151,969      1,633,134      1,000,351        667,092        585,295
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity Variable             Fidelity Variable             Fidelity Variable
                                             Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VIP Growth                  VIP High Income                VIP Index 500
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (55,081) $     (42,802) $     100,878  $      42,286  $      (2,875) $       3,292
Net realized gains (losses)                    (107,671)      (218,148)         3,685         (3,779)        56,636       (224,271)
Change in unrealized gains (losses)             245,868      1,359,961         38,021        190,651        614,488      1,500,936
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               83,116      1,099,011        142,584        229,158        668,249      1,279,957
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        300,184        332,398         78,272        166,490        258,605        629,785
Benefit payments                                (55,826)       (10,976)       (30,329)             -        (37,432)       (10,831)
Payments on termination                        (337,777)      (259,260)      (139,080)       (49,553)      (607,580)      (305,081)
Contract maintenance charge                      (6,223)        (6,044)        (1,134)          (805)        (5,889)        (5,235)
Transfers among the sub-accounts
   and with the Fixed Account - net             224,921        452,623        383,259        419,016        800,259        939,701
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   125,279        508,741        290,988        535,148        407,963      1,248,339
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               208,395      1,607,752        433,572        764,306      1,076,212      2,528,296

NET ASSETS AT BEGINNING OF PERIOD             5,050,877      3,443,125      1,461,039        696,733      6,981,285      4,452,989
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,259,272  $   5,050,877  $   1,894,611  $   1,461,039  $   8,057,497  $   6,981,285
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    630,011        562,988        168,287        100,794        827,482        668,633
         Units issued                           158,842        176,004         61,389         86,093        205,980        360,265
         Units redeemed                        (145,866)      (108,981)       (27,882)       (18,600)      (158,667)      (201,416)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           642,987        630,011        201,794        168,287        874,795        827,482
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Fidelity Variable
                                                Fidelity Variable             Fidelity Variable          Insurance Products Fund
                                             Insurance Products Fund       Insurance Products Fund          (Service Class 2)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            VIP Equity-Income
                                            VIP Investment Grade Bond           VIP Overseas                (Service Class 2)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     142,712  $     137,704  $      (3,115) $      (6,534) $          (3) $          29
Net realized gains (losses)                     153,869        123,773          6,073        (54,335)            19            162
Change in unrealized gains (losses)            (134,350)       (77,765)       218,672        562,540            193          1,268
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              162,231        183,712        221,630        501,671            209          1,459
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        137,620        452,778         73,222         53,912             96             96
Benefit payments                                (15,626)             -         (4,442)          (592)             -              -
Payments on termination                        (394,511)      (311,319)      (148,648)       (73,355)             -              -
Contract maintenance charge                      (2,975)        (3,455)        (1,578)        (1,511)           (16)           (23)
Transfers among the sub-accounts
   and with the Fixed Account - net             565,281       (329,273)       113,134        137,920            (59)        (6,585)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   289,789       (191,269)        31,688        116,374             21         (6,512)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               452,020         (7,557)       253,318        618,045            230         (5,053)

NET ASSETS AT BEGINNING OF PERIOD             5,069,868      5,077,425      1,784,135      1,166,090          2,169          7,222
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,521,888  $   5,069,868  $   2,037,453  $   1,784,135  $       2,399  $       2,169
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    378,765        394,043        198,011        183,200            190            809
         Units issued                           137,822        132,490         42,675         46,632              8             12
         Units redeemed                        (116,443)      (147,768)       (39,076)       (31,821)            (7)          (631)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           400,144        378,765        201,610        198,011            191            190
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity Variable             Fidelity Variable                 Franklin
                                             Insurance Products Fund       Insurance Products Fund         Templeton Variable
                                                (Service Class 2)             (Service Class 2)         Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            VIP Investment Grade Bond           VIP Overseas               Franklin Growth and
                                                (Service Class 2)             (Service Class 2)             Income Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         642  $       3,932  $         (34) $         (42) $     533,165  $      96,316
Net realized gains (losses)                         729          3,416            106             (6)       578,212         90,640
Change in unrealized gains (losses)                (715)        (4,060)           715          1,541      4,339,250      4,599,554
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  656          3,288            787          1,493      5,450,627      4,786,510
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            612          4,662             48             48     24,532,360     23,709,575
Benefit payments                                      -              -              -              -     (1,026,062)        (2,962)
Payments on termination                            (705)             -           (523)             -     (1,603,232)      (260,204)
Contract maintenance charge                        (115)           (77)           (16)           (15)      (174,612)        (5,231)
Transfers among the sub-accounts
   and with the Fixed Account - net                  25       (112,033)           (12)         2,206      9,194,972      9,069,374
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (183)      (107,448)          (503)         2,239     30,923,426     32,510,552
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   473       (104,160)           284          3,732     36,374,053     37,297,062

NET ASSETS AT BEGINNING OF PERIOD                24,991        129,151          6,888          3,156     37,891,565        594,503
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $      25,464  $      24,991  $       7,172  $       6,888  $  74,265,618  $  37,891,565
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      2,241         11,973            567            366      2,823,760         54,784
         Units issued                                57          2,027              4            205      3,090,076      3,008,632
         Units redeemed                             (73)       (11,759)           (42)            (4)      (831,294)      (239,656)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             2,225          2,241            529            567      5,082,542      2,823,760
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  Franklin                 Franklin Large Cap
                                              Franklin High Income            Income Securities             Growth Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (a)       2003 (a)       2004 (a)       2003 (a)       2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      36,802  $           -  $     (67,558) $           -  $      (2,299) $           -
Net realized gains (losses)                     129,883              -         92,305              -          2,332              -
Change in unrealized gains (losses)             329,163              -      1,840,941              -         40,025              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              495,848              -      1,865,688              -         40,058              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,947,454              -     14,388,716              -      1,632,123              -
Benefit payments                                      -              -           (563)             -              -              -
Payments on termination                         (28,003)             -       (328,728)             -         (2,950)             -
Contract maintenance charge                      (1,572)             -         (3,920)             -            (57)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           2,879,217              -     15,843,248              -        180,704              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 7,797,096              -     29,898,753              -      1,809,820              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             8,292,944              -     31,764,441              -      1,849,878              -

NET ASSETS AT BEGINNING OF PERIOD                     -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   8,292,944  $           -  $  31,764,441  $           -  $   1,849,878  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -              -              -              -              -
         Units issued                         3,943,046              -      3,327,013              -        179,106              -
         Units redeemed                      (3,167,317)             -       (501,255)             -         (3,382)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           775,729              -      2,825,758              -        175,724              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                             Franklin Small Cap                 Franklin
                                               Franklin Small Cap             Value Securities               U.S. Government
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)       2004 (a)       2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (54,760) $     (38,732) $    (434,620) $    (112,281) $      (9,033) $           -
Net realized gains (losses)                     148,127        123,575        655,132        121,742          1,094              -
Change in unrealized gains (losses)             226,640        854,099      5,908,431      3,045,357         60,686              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              320,007        938,942      6,128,943      3,054,818         52,747              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         37,165      1,547,849      8,671,809     11,986,042      5,648,773              -
Benefit payments                                (32,578)       (28,842)      (403,193)       (18,742)             -              -
Payments on termination                         (90,584)       (42,211)      (957,778)      (109,843)       (18,679)             -
Contract maintenance charge                     (11,484)        (1,858)      (103,843)        (4,050)          (153)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            (155,057)       804,039      5,255,432      5,093,226      1,538,026              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (252,538)     2,278,977     12,462,427     16,946,633      7,167,967              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                67,469      3,217,919     18,591,370     20,001,451      7,220,714              -

NET ASSETS AT BEGINNING OF PERIOD             3,451,732        233,813     20,575,841        574,390              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   3,519,201  $   3,451,732  $  39,167,211  $  20,575,841  $   7,220,714  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    221,657         20,266      1,410,474         51,150              -              -
         Units issued                            24,838        530,491      1,339,235      1,519,408        743,989              -
         Units redeemed                         (40,475)      (329,100)      (544,684)      (160,084)       (39,905)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           206,020        221,657      2,205,025      1,410,474        704,084              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                            Templeton Developing                Templeton
                                            Mutual Shares Securities         Markets Securities            Foreign Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (466,816) $    (103,937) $       1,137  $     (21,064) $    (150,556) $     (13,101)
Net realized gains (losses)                     563,285        126,363        467,944         74,170        388,372        179,947
Change in unrealized gains (losses)           6,337,345      3,328,891      1,993,209      1,031,207      4,001,462      1,539,800
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            6,433,814      3,351,317      2,462,290      1,084,313      4,239,278      1,706,646
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     24,530,964     18,714,453      3,461,863      3,887,122     11,615,250      7,671,781
Benefit payments                               (991,081)       (69,984)       (61,847)          (183)      (251,604)       (58,246)
Payments on termination                      (1,690,216)      (230,385)      (337,902)       (28,999)      (494,923)       (65,770)
Contract maintenance charge                    (143,220)        (4,389)       (35,485)          (726)       (64,225)        (1,866)
Transfers among the sub-accounts
   and with the Fixed Account - net          16,437,709      9,541,222      2,203,064      1,868,474     10,033,360      2,514,288
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                38,144,156     27,950,917      5,229,693      5,725,688     20,837,858     10,060,187
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            44,577,970     31,302,234      7,691,983      6,810,001     25,077,136     11,766,833

NET ASSETS AT BEGINNING OF PERIOD            32,033,168        730,934      6,898,951         88,950     12,061,451        294,618
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  76,611,138  $  32,033,168  $  14,590,934  $   6,898,951  $  37,138,587  $  12,061,451
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,520,635         70,783        408,408          7,916        885,477         28,124
         Units issued                         4,456,933      2,688,634        563,449        967,900      2,988,083      2,250,651
         Units redeemed                      (1,374,844)      (238,782)      (268,146)      (567,409)    (1,272,990)    (1,393,299)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         5,602,724      2,520,635        703,711        408,407      2,600,570        885,476
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin
                                               Templeton Variable                                          Janus Aspen Series
                                            Insurance Products Trust         Janus Aspen Series             (Service Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Templeton                                                 Foreign Stock
                                            Global Income Securities        Capital Appreciation          (Service Shares) (d)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003       2004 (a) (i)     2003 (a)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     265,207  $     129,964  $        (129) $           -  $        (432) $        (141)
Net realized gains (losses)                      21,394         (6,251)            10              -             76            (13)
Change in unrealized gains (losses)              65,371        176,151          2,418              -          5,780          3,814
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              351,972        299,864          2,299              -          5,424          3,660
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         31,005      1,442,253             32              -              -              -
Benefit payments                                (70,347)       (14,015)             -              -              -              -
Payments on termination                        (166,756)       (15,060)             -              -              -              -
Contract maintenance charge                      (9,456)          (263)           (21)             -            (35)           (10)
Transfers among the sub-accounts
   and with the Fixed Account - net             124,024        884,077         16,580              -             (1)        21,127
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   (91,530)     2,296,992         16,591              -            (36)        21,117
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               260,442      2,596,856         18,890              -          5,388         24,777

NET ASSETS AT BEGINNING OF PERIOD             2,737,267        140,411              -              -         32,989          8,212
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,997,709  $   2,737,267  $      18,890  $           -  $      38,377  $      32,989
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    211,899         13,091              -              -          2,459            804
         Units issued                            51,442        312,716          1,666              -              -          1,656
         Units redeemed                         (57,688)      (113,908)            (6)             -             (2)            (1)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           205,653        211,899          1,660              -          2,457          2,459
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series                  Lazard                      Lord Abbett
                                                (Service Shares)           Retirement Series, Inc.             Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Worldwide Growth
                                                (Service Shares)              Emerging Markets                  All Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003         2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $         (49) $         (65) $         (84) $       2,069  $           -
Net realized gains (losses)                           -           (542)            87             79            498              -
Change in unrealized gains (losses)                   -          1,825          2,068          2,500         51,913              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                    -          1,234          2,090          2,495         54,480              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -             36             36      1,468,950              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -         (2,031)             -
Contract maintenance charge                           -            (15)            (9)           (14)          (460)             -
Transfers among the sub-accounts
   and with the Fixed Account - net                   -         (9,881)           (82)          (370)       328,965              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                         -         (9,896)           (55)          (348)     1,795,424              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     -         (8,662)         2,035          2,147      1,849,904              -

NET ASSETS AT BEGINNING OF PERIOD                     -          8,662          7,323          5,176              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $           -  $       9,358  $       7,323  $   1,849,904  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -          1,048            414            441              -              -
         Units issued                                 -              -              2              3        173,303              -
         Units redeemed                               -         (1,048)            (4)           (30)        (3,661)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -              -            412            414        169,642              -
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Lord Abbett                   Lord Abbett                   Lord Abbett
                                                   Series Fund                   Series Fund                   Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Bond- Debenture              Growth and Income           Growth Opportunities
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (c)       2003 (c)       2004 (c)       2003 (c)       2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     112,441  $           -  $      18,197  $           -  $        (979) $           -
Net realized gains (losses)                      27,740              -         29,366              -            895              -
Change in unrealized gains (losses)            (105,576)             -         92,244              -         37,269              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               34,605              -        139,807              -         37,185              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,138,956              -      2,934,184              -        607,160              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                          (1,746)             -         (3,799)             -         (2,331)             -
Contract maintenance charge                        (209)             -           (170)             -            (60)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             453,411              -        879,640              -        110,611              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 2,590,412              -      3,809,855              -        715,380              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             2,625,017              -      3,949,662              -        752,565              -

NET ASSETS AT BEGINNING OF PERIOD                     -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,625,017  $           -  $   3,949,662  $           -  $     752,565  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -              -              -              -              -
         Units issued                           262,657              -        374,849              -         70,385              -
         Units redeemed                          (9,320)             -        (12,396)             -         (2,867)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           253,337              -        362,453              -         67,518              -
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Lord Abbett
                                                   Series Fund            LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Mid-Cap Value             LSA Aggressive Growth             LSA Balanced
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (c)       2003 (c)    2004 (e) (aj)    2003 (aj)       2004 (f)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       3,131  $           -  $     (73,039) $    (104,661) $       7,191  $      66,418
Net realized gains (losses)                      61,612              -      1,857,023         67,038        243,932              2
Change in unrealized gains (losses)             209,581              -     (1,452,977)     2,535,933       (146,680)     1,309,334
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              274,324              -        331,007      2,498,310        104,443      1,375,754
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,701,144              -        936,590      4,296,847            120          1,694
Benefit payments                                      -              -        (44,925)        (6,632)             -              -
Payments on termination                          (5,363)             -       (270,953)      (208,493)          (140)             -
Contract maintenance charge                        (525)             -         (6,293)        (2,277)            (7)           (24)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,604,178              -    (12,147,973)     3,264,391         (8,853)          (235)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 4,299,434              -    (11,533,554)     7,343,836         (8,880)         1,435
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -     (2,313,508)             -     (6,180,524)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             4,573,758              -    (13,516,055)     9,842,146     (6,084,961)     1,377,189

NET ASSETS AT BEGINNING OF PERIOD                     -              -     13,516,055      3,673,909      6,084,961      4,707,772
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   4,573,758  $           -  $           -  $  13,516,055  $           -  $   6,084,961
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -        996,090        277,285            841            693
         Units issued                           428,585              -        197,238        879,226             11            177
         Units redeemed                         (17,596)             -     (1,193,328)      (160,421)          (852)           (29)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           410,989              -              -        996,090              -            841
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 LSA Basic Value                LSA Blue Chip           LSA Capital Appreciation
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (g)         2003         2004 (h)         2003         2004 (i)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (42) $         (85) $         (82) $         217  $         (85) $        (218)
Net realized gains (losses)                      71,460              -       (294,689)          (270)      (164,656)          (274)
Change in unrealized gains (losses)             (16,076)       631,795        276,919        450,797        254,946        643,083
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               55,342        631,710        (17,852)       450,744         90,205        642,591
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            168          2,154            212          2,886             16            948
Benefit payments                                      -              -              -              -              -              -
Payments on termination                            (173)             -           (227)             -            (90)             -
Contract maintenance charge                          (6)           (22)           (21)           (57)           (15)           (38)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,242)           (16)       (15,916)        (1,694)       (16,632)        (1,244)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (8,253)         2,116        (15,952)         1,135        (16,721)          (334)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (2,570,546)             -     (2,205,411)             -     (2,835,000)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (2,523,457)       633,826     (2,239,215)       451,879     (2,761,516)       642,257

NET ASSETS AT BEGINNING OF PERIOD             2,523,457      1,889,631      2,239,215      1,787,336      2,761,516      2,119,259
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   2,523,457  $           -  $   2,239,215  $           -  $   2,761,516
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        700            497          1,620          1,512          1,444          1,488
         Units issued                                14            211             21            324              1             93
         Units redeemed                            (714)            (8)        (1,641)          (216)        (1,445)          (137)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            700              -          1,620              -          1,444
                                          =============  =============  =============  =============  =============  =============

(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                   LSA
                                               LSA Capital Growth          LSA Disciplined Equity          Diversified Mid Cap
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (j)         2003        2004 (ak)      2003 (ak)       2004 (k)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $          (7) $       8,448  $           -  $         (16) $         245  $       1,956
Net realized gains (losses)                    (688,445)            (5)             -     (3,370,962)       275,691             (3)
Change in unrealized gains (losses)             782,056        835,884              -      3,682,249       (227,168)       798,712
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               93,604        844,327              -        311,271         48,768        800,665
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             20             60              -             28             96          1,488
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -           (127)             -
Contract maintenance charge                          (5)           (11)             -             (6)            (4)           (24)
Transfers among the sub-accounts
   and with the Fixed Account - net              (1,514)            39              -         (6,107)       (10,760)           (12)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (1,499)            88              -         (6,085)       (10,795)         1,452
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (4,523,939)             -              -     (6,857,769)    (3,280,957)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (4,431,834)       844,415              -     (6,552,583)    (3,242,984)       802,117

NET ASSETS AT BEGINNING OF PERIOD             4,431,834      3,587,419              -      6,552,583      3,242,984      2,440,867
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   4,431,834  $           -  $           -  $           -  $   3,242,984
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        149            140              -            715            871            739
         Units issued                                 2             11              -              3              8            139
         Units redeemed                            (151)            (2)             -           (718)          (879)            (7)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            149              -              -              -            871
                                          =============  =============  =============  =============  =============  =============

(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ak) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                           LSA Emerging Growth Equity         LSA Equity Growth             LSA Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (l)         2003      2004 (m) (aj)    2003 (aj)    2004 (n) (aj)    2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (44) $         (88) $     (26,484) $     (21,479) $     (71,690) $     (57,088)
Net realized gains (losses)                  (1,646,886)          (353)    (1,005,826)        15,163      1,929,924        619,881
Change in unrealized gains (losses)           1,906,402      1,371,530      1,039,442      1,029,313     (1,879,532)     1,919,656
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              259,472      1,371,089          7,132      1,022,997        (21,298)     2,482,449
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             20             60      1,701,116      2,363,670      2,894,853      6,893,799
Benefit payments                                      -              -        (22,732)             -        (29,352)       (20,026)
Payments on termination                               -              -        (13,391)       (17,236)       (58,443)       (53,606)
Contract maintenance charge                          (5)           (22)        (2,645)          (297)        (8,474)        (1,462)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,836)         1,237     (5,198,351)       896,701    (14,009,871)     2,712,045
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (8,821)         1,275     (3,536,003)     3,242,838    (11,211,287)     9,530,750
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (4,545,365)             -     (3,925,601)             -     (3,501,012)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (4,294,714)     1,372,364     (7,454,472)     4,265,835    (14,733,597)    12,013,199

NET ASSETS AT BEGINNING OF PERIOD             4,294,714      2,922,350      7,454,472      3,188,637     14,733,597      2,720,398
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   4,294,714  $           -  $   7,454,472  $           -  $  14,733,597
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        768            687        292,879          3,076        744,204         22,147
         Units issued                                 2            208        193,086        327,344        293,440        811,202
         Units redeemed                            (770)          (127)      (485,965)       (37,541)    (1,037,644)       (89,145)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            768              -        292,879              -        744,204
                                          =============  =============  =============  =============  =============  =============

(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                MFS Variable                  MFS Variable
                                            LSA Variable Series Trust          Insurance Trust               Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                LSA Value Equity                  MFS Bond                   MFS High Income
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (o)        2003            2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      11,449  $      78,480  $     146,261  $     111,364  $      29,258  $      17,146
Net realized gains (losses)                     325,340            (11)         1,542         29,635          8,339           (778)
Change in unrealized gains (losses)            (274,609)     1,321,299         (4,363)        47,270         33,651         77,101
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               62,180      1,399,768        143,440        188,269         71,248         93,469
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             28             84         74,205        137,598         13,210         55,577
Benefit payments                                      -              -        (19,087)             -              -              -
Payments on termination                               -              -       (285,132)      (266,896)      (120,568)       (37,453)
Contract maintenance charge                          (3)            (8)        (1,838)        (1,743)          (491)          (410)
Transfers among the sub-accounts
   and with the Fixed Account - net              (7,108)             5        732,778        473,199        212,837        224,856
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (7,083)            81        500,926        342,158        104,988        242,570
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (6,053,335)             -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (5,998,238)     1,399,849        644,366        530,427        176,236        336,039

NET ASSETS AT BEGINNING OF PERIOD             5,998,238      4,598,389      2,793,304      2,262,877        782,803        446,764
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   5,998,238  $   3,437,670  $   2,793,304  $     959,039  $     782,803
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        649            640        209,152        182,896         70,640         46,854
         Units issued                                 3              9         77,877         93,020         27,665         32,234
         Units redeemed                            (652)             -        (41,059)       (66,764)       (17,850)        (8,448)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            649        245,970        209,152         80,455         70,640
                                          =============  =============  =============  =============  =============  =============

(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              MFS Variable
                                                  MFS Variable                  MFS Variable                 Insurance Trust
                                                 Insurance Trust               Insurance Trust               (Service Class)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            MFS New Discovery
                                               MFS Investors Trust            MFS New Discovery              (Service Class)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (18,015) $     (12,785) $     (42,995) $     (35,113) $         (73) $         (66)
Net realized gains (losses)                     (16,206)       (48,787)       (34,025)      (141,479)            (5)           (17)
Change in unrealized gains (losses)             291,506        446,307        234,187        910,936            313          1,298
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              257,285        384,735        157,167        734,344            235          1,215
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         44,160         82,635        102,334        161,010              -              3
Benefit payments                                 (3,680)       (10,144)        (1,555)       (20,925)             -              -
Payments on termination                        (222,817)      (154,884)      (240,623)      (161,237)             -              -
Contract maintenance charge                      (1,898)        (1,908)        (3,250)        (3,174)            (8)            (8)
Transfers among the sub-accounts
   and with the Fixed Account - net             373,831        291,789        118,006        225,373              -             (2)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   189,596        207,488        (25,088)       201,047             (8)            (7)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               446,881        592,223        132,079        935,391            227          1,208

NET ASSETS AT BEGINNING OF PERIOD             2,398,288      1,806,065      3,315,071      2,379,680          5,079          3,871
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,845,169  $   2,398,288  $   3,447,150  $   3,315,071  $       5,306  $       5,079
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    297,632        270,113        264,564        250,614            448            448
         Units issued                            71,356         65,343         45,632         69,691              -              -
         Units redeemed                         (47,392)       (37,824)       (48,433)       (55,741)            (1)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           321,596        297,632        261,763        264,564            447            448
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable
                                                 Insurance Trust           Morgan Stanley Variable       Morgan Stanley Variable
                                                 (Service Class)              Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  MFS Utilities
                                                 (Service Class)              Aggressive Equity              Dividend Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           1  $           1  $    (544,020) $    (554,265) $   1,297,695  $   3,966,568
Net realized gains (losses)                           -             (1)    (3,582,932)    (7,562,501)    40,011,858     39,234,952
Change in unrealized gains (losses)                  32             29      7,785,733     16,409,763      5,150,796    135,729,451
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                   33             29      3,658,781      8,292,997     46,460,349    178,930,971
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -        179,605        151,983        815,543      1,399,558
Benefit payments                                      -              -       (498,650)      (514,475)   (20,582,562)   (22,749,550)
Payments on termination                               -              -     (4,911,752)    (3,128,224)  (127,247,816)  (101,580,897)
Contract maintenance charge                           -              -        (28,232)       (33,309)      (438,664)      (512,299)
Transfers among the sub-accounts
   and with the Fixed Account - net                  (2)             -     (2,524,119)    (2,297,966)   (23,060,218)   (13,875,148)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                        (2)             -     (7,783,148)    (5,821,991)  (170,513,717)  (137,318,336)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                    31             29     (4,124,367)     2,471,006   (124,053,368)    41,612,635

NET ASSETS AT BEGINNING OF PERIOD                   115             86     40,215,397     37,744,391    820,639,080    779,026,445
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $         146  $         115  $  36,091,030  $  40,215,397  $ 696,585,712  $ 820,639,080
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         11             11      4,390,602      5,098,597     27,374,518     31,946,324
         Units issued                                 -              -      1,702,831      1,541,531      2,821,981      6,181,701
         Units redeemed                               -              -     (2,529,410)    (2,249,526)    (7,879,196)   (10,753,507)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                11             11      3,564,023      4,390,602     22,317,303     27,374,518
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Equity                    European Growth              Global Advantage
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (5,334,026) $  (5,950,086) $    (410,311) $    (826,014) $    (234,051) $     (78,486)
Net realized gains (losses)                 (63,705,693)  (101,896,948)     1,012,435     (9,647,714)      (796,935)    (3,036,768)
Change in unrealized gains (losses)         114,946,341    216,938,677     16,006,560     51,641,657      3,240,564      8,848,892
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           45,906,622    109,091,643     16,608,684     41,167,929      2,209,578      5,733,638
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        557,760        925,560        254,407        309,030         53,224         31,362
Benefit payments                            (14,350,875)   (14,117,664)    (3,856,115)    (4,396,340)      (799,302)      (422,668)
Payments on termination                     (79,052,629)   (72,801,259)   (26,650,822)   (24,189,125)    (2,807,637)    (2,129,891)
Contract maintenance charge                    (328,937)      (396,946)       (97,914)      (113,187)       (15,543)       (17,305)
Transfers among the sub-accounts
   and with the Fixed Account - net         (29,967,877)   (29,635,100)    (5,939,908)    (8,062,316)      (801,322)      (493,036)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions              (123,142,558)  (116,025,409)   (36,290,352)   (36,451,938)    (4,370,580)    (3,031,538)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (77,235,936)    (6,933,766)   (19,681,668)     4,715,991     (2,161,002)     2,702,100

NET ASSETS AT BEGINNING OF PERIOD           588,664,393    595,598,159    187,302,093    182,586,102     24,223,535     21,521,435
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 511,428,457  $ 588,664,393  $ 167,620,425  $ 187,302,093  $  22,062,533  $  24,223,535
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 17,326,340     20,268,369      7,200,152      8,623,435      3,229,894      3,702,308
         Units issued                         1,785,875      2,705,444      1,100,782      4,648,314        751,812      3,849,119
         Units redeemed                      (4,708,975)    (5,647,473)    (2,321,886)    (6,071,597)    (1,317,915)    (4,321,533)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        14,403,240     17,326,340      5,979,048      7,200,152      2,663,791      3,229,894
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Global
                                                 Dividend Growth                 High Yield                  Income Builder
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     141,803  $   1,162,989  $   3,078,597  $   4,248,778  $   1,045,980  $     813,666
Net realized gains (losses)                   4,239,364     (8,494,736)   (10,720,915)   (34,185,555)       358,631     (1,459,271)
Change in unrealized gains (losses)          20,282,818     58,039,750     11,517,026     41,547,202      2,711,395      8,906,070
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           24,663,985     50,708,003      3,874,708     11,610,425      4,116,006      8,260,465
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        574,141        460,789        119,045        270,562        178,214        149,498
Benefit payments                             (4,843,419)    (4,851,504)    (1,386,895)    (1,627,056)    (1,504,856)    (1,485,697)
Payments on termination                     (34,298,132)   (25,197,790)    (8,100,895)    (7,384,040)    (7,460,026)    (6,274,531)
Contract maintenance charge                    (111,916)      (120,963)       (33,699)       (38,597)       (24,977)       (28,258)
Transfers among the sub-accounts
   and with the Fixed Account - net           6,458,063     (2,134,071)    (1,806,436)     7,916,881      1,857,288      1,540,387
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (32,221,263)   (31,843,539)   (11,208,880)      (862,250)    (6,954,357)    (6,098,601)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (7,557,278)    18,864,464     (7,334,172)    10,748,175     (2,838,351)     2,161,864

NET ASSETS AT BEGINNING OF PERIOD           209,033,340    190,168,876     54,253,596     43,505,421     49,256,169     47,094,305
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 201,476,062  $ 209,033,340  $  46,919,424  $  54,253,596  $  46,417,818  $  49,256,169
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,607,778     13,562,484      4,896,276      4,837,528      3,589,903      4,059,365
         Units issued                         1,950,626      9,594,992      2,427,729     16,781,594        906,507      1,541,342
         Units redeemed                      (3,550,506)   (11,549,698)    (3,368,374)   (16,722,846)    (1,378,012)    (2,010,803)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        10,007,898     11,607,778      3,955,631      4,896,276      3,118,398      3,589,904
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Information                Limited Duration                Money Market
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (66,561) $     (44,769) $   1,493,476  $   1,639,616  $  (1,094,269) $  (2,244,970)
Net realized gains (losses)                      31,255        110,470       (618,952)      (228,129)             -              -
Change in unrealized gains (losses)             (41,068)     1,291,252       (889,781)      (894,667)             -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (76,374)     1,356,953        (15,257)       516,820     (1,094,269)    (2,244,970)
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         28,198         63,351        366,042      1,712,830      1,835,159      3,331,423
Benefit payments                                (53,844)       (61,327)    (1,012,387)      (982,624)   (20,797,440)    (8,764,697)
Payments on termination                      (1,122,229)      (311,147)   (10,387,784)   (13,714,102)   (60,059,959)  (102,230,881)
Contract maintenance charge                      (2,440)        (1,952)       (26,308)       (33,664)      (102,636)      (158,959)
Transfers among the sub-accounts
   and with the Fixed Account - net             480,418      1,830,215       (287,874)     4,629,673      9,788,657    (54,716,892)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (669,897)     1,519,140    (11,348,311)    (8,387,887)   (69,336,219)  (162,540,006)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (746,271)     2,876,093    (11,363,568)    (7,871,067)   (70,430,488)  (164,784,976)

NET ASSETS AT BEGINNING OF PERIOD             4,836,908      1,960,815     61,419,633     69,290,700    237,222,386    402,007,362
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   4,090,637  $   4,836,908  $  50,056,065  $  61,419,633  $ 166,791,898  $ 237,222,386
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,036,314        663,998      5,392,398      6,130,118     16,876,156     28,381,661
         Units issued                         1,588,489      3,219,839      3,347,922      6,130,468     53,578,934    152,248,316
         Units redeemed                      (1,765,699)    (2,847,523)    (4,345,553)    (6,868,188)   (58,554,942)  (163,753,821)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           859,104      1,036,314      4,394,767      5,392,398     11,900,148     16,876,156
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Pacific Growth              Quality Income Plus              S&P 500 Index
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (p)         2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (97,593) $    (271,216) $  12,530,400  $  15,734,885  $    (622,346) $    (473,517)
Net realized gains (losses)                      17,270        606,150      1,616,252      1,953,746      1,427,427    (15,097,272)
Change in unrealized gains (losses)           2,037,535      4,802,671     (3,462,291)     7,217,356      9,374,820     42,462,912
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,957,212      5,137,605     10,684,361     24,905,987     10,179,901     26,892,123
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         31,528        165,361        329,815        813,220        496,933        831,805
Benefit payments                               (300,483)      (280,436)    (9,850,276)   (14,121,631)    (3,130,278)    (2,320,259)
Payments on termination                      (1,142,936)    (2,646,488)   (51,994,252)   (57,096,831)   (16,564,239)   (10,383,334)
Contract maintenance charge                      (4,903)       (15,399)      (137,526)      (181,155)       (70,532)       (72,171)
Transfers among the sub-accounts
   and with the Fixed Account - net         (23,519,793)     2,299,585    (13,304,410)   (11,163,307)     4,169,789      8,357,214
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (24,936,587)      (477,377)   (74,956,649)   (81,749,704)   (15,098,327)    (3,586,745)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (22,979,375)     4,660,228    (64,272,288)   (56,843,717)    (4,918,426)    23,305,378

NET ASSETS AT BEGINNING OF PERIOD            22,979,375     18,319,147    340,872,162    397,715,879    127,914,358    104,608,980
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $  22,979,375  $ 276,599,874  $ 340,872,162  $ 122,995,932  $ 127,914,358
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  5,498,369      5,625,183     15,564,429     19,077,647     13,278,808     13,650,304
         Units issued                         1,899,597     21,184,235      4,784,280     12,286,616      6,511,659     13,447,449
         Units redeemed                      (7,397,966)   (21,311,049)    (8,032,272)   (15,799,834)    (8,050,793)   (13,818,945)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -      5,498,369     12,316,437     15,564,429     11,739,674     13,278,808
                                          =============  =============  =============  =============  =============  =============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Morgan Stanley Variable
                                             Morgan Stanley Variable       Morgan Stanley Variable          Investment Series
                                                Investment Series             Investment Series             (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            Aggressive Equity
                                                   Strategist                     Utilities                 (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   1,846,838  $   1,020,395  $   1,850,597  $   2,569,483  $    (424,299) $    (364,471)
Net realized gains (losses)                   5,261,537     (6,983,442)    (7,501,859)   (22,646,368)       (29,329)    (2,600,533)
Change in unrealized gains (losses)          20,604,030     82,409,928     32,271,179     43,704,994      2,975,795      7,822,795
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           27,712,405     76,446,881     26,619,917     23,628,109      2,522,167      4,857,791
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        414,884        646,209        243,553        412,126      1,160,783      3,139,760
Benefit payments                            (10,709,573)   (10,907,990)    (6,111,415)    (6,282,434)      (335,815)      (161,768)
Payments on termination                     (56,398,322)   (46,232,870)   (22,114,119)   (21,332,880)    (1,346,796)    (1,028,102)
Contract maintenance charge                    (165,468)      (191,439)       (90,156)      (108,615)       (25,708)       (12,346)
Transfers among the sub-accounts
   and with the Fixed Account - net          (2,067,067)    (5,143,744)    (5,716,816)   (10,830,103)      (934,917)     1,069,628
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (68,925,546)   (61,829,834)   (33,788,953)   (38,141,906)    (1,482,453)     3,007,172
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (41,213,141)    14,617,047     (7,169,036)   (14,513,797)     1,039,714      7,864,963

NET ASSETS AT BEGINNING OF PERIOD           366,548,791    351,931,744    165,008,970    179,522,767     25,091,166     17,226,203
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 325,335,650  $ 366,548,791  $ 157,839,934  $ 165,008,970  $  26,130,880  $  25,091,166
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 14,583,843     16,777,896      9,199,211     11,241,901      3,668,830      3,298,105
         Units issued                         1,518,751      1,729,116        819,609      3,389,613        582,852      3,906,909
         Units redeemed                      (3,753,552)    (3,923,169)    (2,505,776)    (5,432,303)      (909,618)    (3,536,184)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        12,349,042     14,583,843      7,513,044      9,199,211      3,342,064      3,668,830
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Dividend Growth                   Equity                    European Growth
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (335,280) $      44,285  $  (1,528,326) $  (1,236,079) $    (271,800) $    (276,688)
Net realized gains (losses)                     874,630     (1,009,243)    (2,600,360)    (3,094,585)        75,802        319,489
Change in unrealized gains (losses)           7,375,815     21,715,571     13,496,948     19,845,435      4,083,665      8,065,950
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            7,915,165     20,750,613      9,368,262     15,514,771      3,887,667      8,108,751
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     15,750,635     18,865,457     15,009,485     15,358,243      2,491,390      5,719,569
Benefit payments                             (1,254,645)    (1,818,871)    (1,620,644)    (1,169,816)      (320,742)      (438,807)
Payments on termination                      (7,135,042)    (4,791,262)    (5,397,095)    (3,873,167)    (5,060,598)    (1,486,705)
Contract maintenance charge                    (116,380)       (26,152)      (107,229)       (26,793)       (46,724)        (9,191)
Transfers among the sub-accounts
   and with the Fixed Account - net           3,305,478     12,324,813     (3,797,882)     9,029,597      4,569,482      2,136,641
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,550,046     24,553,985      4,086,635     19,318,064      1,632,808      5,921,507
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            18,465,211     45,304,598     13,454,897     34,832,835      5,520,475     14,030,258

NET ASSETS AT BEGINNING OF PERIOD           114,227,344     68,922,746     98,664,916     63,832,081     35,784,953     21,754,695
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 132,692,555  $ 114,227,344  $ 112,119,813  $  98,664,916  $  41,305,428  $  35,784,953
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,170,487      8,696,023     14,124,818     11,901,051      4,423,874      3,700,312
         Units issued                         2,965,031      5,479,911      2,739,807      5,331,030      5,449,346     15,405,881
         Units redeemed                      (2,244,727)    (3,005,447)    (3,197,166)    (3,107,263)    (5,444,134)   (14,682,319)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        11,890,791     11,170,487     13,667,459     14,124,818      4,429,086      4,423,874
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Global Advantage           Global Dividend Growth              High Yield
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (148,345) $     (55,023) $    (204,157) $      36,174  $   2,038,164  $   1,617,436
Net realized gains (losses)                     (90,863)      (303,041)       747,189        (64,359)      (220,675)      (721,953)
Change in unrealized gains (losses)           1,226,197      2,054,132      6,535,485      8,828,168        789,760      3,651,472
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              986,989      1,696,068      7,078,517      8,799,983      2,607,249      4,546,955
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        799,455      1,315,546      5,375,830     10,124,159      6,204,201      9,532,747
Benefit payments                               (119,073)       (88,362)      (361,198)      (600,911)      (375,208)      (284,116)
Payments on termination                        (458,490)      (305,610)    (2,792,159)    (1,426,306)    (4,100,409)      (955,059)
Contract maintenance charge                     (13,580)        (2,227)       (78,158)        (7,330)       (46,143)        (4,308)
Transfers among the sub-accounts
   and with the Fixed Account - net             479,583      1,366,889      9,968,118      9,169,580       (829,447)    10,331,482
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   687,895      2,286,236     12,112,433     17,259,192        852,994     18,620,746
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,674,884      3,982,304     19,190,950     26,059,175      3,460,243     23,167,701

NET ASSETS AT BEGINNING OF PERIOD             9,194,190      5,211,886     46,679,829     20,620,654     33,806,498     10,638,797
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  10,869,074  $   9,194,190  $  65,870,779  $  46,679,829  $  37,266,741  $  33,806,498
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,276,113      1,032,992      4,329,558      2,606,955      5,304,925      2,432,734
         Units issued                           282,411        433,983      1,852,140      2,348,398      1,290,296      4,567,849
         Units redeemed                        (256,721)      (190,862)      (862,383)      (625,795)    (1,684,799)    (1,695,658)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,301,803      1,276,113      5,319,315      4,329,558      4,910,422      5,304,925
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Income Builder                  Information                Limited Duration
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004            2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     788,538  $     382,712  $    (222,832) $    (145,587) $   2,652,846  $   1,953,075
Net realized gains (losses)                     649,380          6,580        (39,161)      (445,726)      (778,759)      (148,815)
Change in unrealized gains (losses)           2,254,918      4,281,235        336,459      4,341,652     (2,585,443)    (1,595,577)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,692,836      4,670,527         74,466      3,750,339       (711,356)       208,683
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,342,449      7,790,480        498,321      3,225,880     13,486,144     25,796,774
Benefit payments                               (481,781)      (275,004)      (162,693)       (46,282)    (1,977,990)    (1,523,087)
Payments on termination                      (5,198,588)    (2,145,549)      (785,344)      (341,351)    (8,369,830)    (9,714,395)
Contract maintenance charge                     (29,489)        (4,462)       (19,829)        (3,191)      (146,855)       (17,539)
Transfers among the sub-accounts
   and with the Fixed Account - net           3,490,149     17,220,662        130,121      1,399,099     (2,689,729)    34,891,425
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 2,122,740     22,586,127       (339,424)     4,234,155        301,740     49,433,178
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             5,815,576     27,256,654       (264,958)     7,984,494       (409,616)    49,641,861

NET ASSETS AT BEGINNING OF PERIOD            40,657,582     13,400,928     13,028,213      5,043,719    120,622,818     70,980,957
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  46,473,158  $  40,657,582  $  12,763,255  $  13,028,213  $ 120,213,202  $ 120,622,818
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  3,718,215      1,481,949      2,271,228      1,666,789     11,258,898      6,502,356
         Units issued                         1,056,357      3,252,754        394,672      1,168,068      4,361,439      9,337,125
         Units redeemed                        (893,621)    (1,016,488)      (565,395)      (563,629)    (4,183,240)    (4,580,583)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         3,880,951      3,718,215      2,100,505      2,271,228     11,437,097     11,258,898
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Money Market                 Pacific Growth              Quality Income Plus
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003         2004 (p)         2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (878,038) $  (1,303,168) $     (42,488) $     (94,122) $   5,456,138  $   4,828,766
Net realized gains (losses)                           -              -      1,100,965      2,075,534        316,302        348,408
Change in unrealized gains (losses)                   -              -       (407,868)     1,227,490       (845,745)     2,196,274
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                             (878,038)    (1,303,168)       650,609      3,208,902      4,926,695      7,373,448
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     29,442,137     41,709,845        284,985      2,527,313     29,150,543     23,683,497
Benefit payments                             (5,008,816)    (1,643,995)        (6,208)        (2,595)    (3,593,556)    (1,819,684)
Payments on termination                     (14,735,933)   (34,026,335)      (127,696)    (1,843,070)    (9,633,994)   (12,151,005)
Contract maintenance charge                     (74,784)       (28,029)          (557)        (1,489)      (110,476)       (23,076)
Transfers among the sub-accounts
   and with the Fixed Account - net         (13,756,828)   (45,125,147)    (8,165,425)       855,824     12,935,420     20,213,205
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (4,134,224)   (39,113,661)    (8,014,901)     1,535,983     28,747,937     29,902,937
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (5,012,262)   (40,416,829)    (7,364,292)     4,744,885     33,674,632     37,276,385

NET ASSETS AT BEGINNING OF PERIOD            90,996,494    131,413,323      7,364,292      2,619,407    136,406,124     99,129,739
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  85,984,232  $  90,996,494  $           -  $   7,364,292  $ 170,080,756  $ 136,406,124
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  8,983,559     12,744,404      1,166,251        631,464     11,263,773      8,406,234
         Units issued                        22,897,268     44,235,460      9,717,542     34,394,313      5,936,165      7,430,559
         Units redeemed                     (23,241,973)   (47,996,305)   (10,883,793)   (33,859,526)    (3,101,197)    (4,573,020)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,638,854      8,983,559              -      1,166,251     14,098,741     11,263,773
                                          =============  =============  =============  =============  =============  =============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  S&P 500 Index                  Strategist                     Utilities
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (1,264,117) $    (726,885) $      47,919  $    (112,251) $     188,007  $     246,067
Net realized gains (losses)                   1,188,219     (1,452,764)       807,122       (496,000)      (970,819)    (1,426,395)
Change in unrealized gains (losses)          11,475,505     23,609,209      6,414,384     15,682,854      5,310,796      4,371,245
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           11,399,607     21,429,560      7,269,425     15,074,603      4,527,984      3,190,917
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     13,816,999     31,264,904      4,646,295     12,828,276      1,137,769      2,328,921
Benefit payments                             (1,422,595)    (1,039,439)    (1,617,929)    (1,701,447)      (573,283)      (470,521)
Payments on termination                      (8,008,237)    (4,673,744)    (5,163,931)    (2,835,508)    (1,551,897)    (1,139,156)
Contract maintenance charge                    (199,043)       (28,459)       (79,259)       (21,460)       (20,907)        (7,218)
Transfers among the sub-accounts
   and with the Fixed Account - net           9,282,851     18,199,035      3,644,661      8,133,585        528,109      1,738,888
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                13,469,975     43,722,297      1,429,837     16,403,446       (480,209)     2,450,914
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            24,869,582     65,151,857      8,699,262     31,478,049      4,047,775      5,641,831

NET ASSETS AT BEGINNING OF PERIOD           127,060,639     61,908,782     87,272,377     55,794,328     25,294,915     19,653,084
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 151,930,221  $ 127,060,639  $  95,971,639  $  87,272,377  $  29,342,690  $  25,294,915
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 15,306,676     10,380,429      8,862,758      7,215,885      3,737,871      3,517,621
         Units issued                         3,620,051      7,761,234      1,511,448      3,114,281        481,533      1,170,455
         Units redeemed                      (2,780,620)    (2,834,987)    (1,497,964)    (1,467,408)      (650,782)      (950,205)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        16,146,107     15,306,676      8,876,242      8,862,758      3,568,622      3,737,871
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                 Oppenheimer                   Oppenheimer
                                                Oppenheimer Bond            Capital Appreciation            Global Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     168,019  $     258,396  $     (67,756) $     (49,790) $      (2,582) $     (25,183)
Net realized gains (losses)                       9,962        113,497        (70,724)      (255,778)        52,999       (276,455)
Change in unrealized gains (losses)              27,980       (119,325)       503,538      1,711,456        960,404      1,955,099
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              205,961        252,568        365,058      1,405,888      1,010,821      1,653,461
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        141,472        319,091        222,863        240,306        220,193        165,767
Benefit payments                                (13,715)       (91,127)       (10,730)       (18,061)        (4,207)       (19,569)
Payments on termination                        (446,813)    (4,523,566)      (420,695)      (363,974)      (510,747)      (408,192)
Contract maintenance charge                      (2,865)        (3,203)        (6,910)        (6,683)        (5,716)        (5,230)
Transfers among the sub-accounts
   and with the Fixed Account - net             475,225        205,774        455,165        367,442        144,104          2,323
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   153,304     (4,093,031)       239,693        219,030       (156,373)      (264,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               359,265     (3,840,463)       604,751      1,624,918        854,448      1,388,560

NET ASSETS AT BEGINNING OF PERIOD             4,894,145      8,734,608      6,527,395      4,902,477      5,790,956      4,402,396
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   5,253,410  $   4,894,145  $   7,132,146  $   6,527,395  $   6,645,404  $   5,790,956
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    386,488        726,360        639,049        620,146        418,848        449,504
         Units issued                            78,299        147,740        104,502        135,339         52,118         77,970
         Units redeemed                         (66,221)      (487,612)       (81,871)      (116,436)       (62,372)      (108,626)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           398,566        386,488        661,680        639,049        408,594        418,848
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                   Oppenheimer                   Oppenheimer             Variable Account Funds
                                             Variable Account Funds        Variable Account Funds        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                           Oppenheimer Main Street             Oppenheimer
                                             Oppenheimer High Income          Small Cap Growth           Aggressive Growth (SC)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004          2003            2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      82,388  $      61,896  $     (48,726) $     (32,370) $    (170,843) $     (42,040)
Net realized gains (losses)                         631        (17,920)        81,559        (17,936)       165,534         30,818
Change in unrealized gains (losses)              58,745        201,698        640,408        969,142      1,801,036        410,772
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              141,764        245,674        673,241        918,836      1,795,727        399,550
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         34,895        112,686        174,706        297,499      3,485,515      4,951,020
Benefit payments                                   (854)       (40,611)        (6,199)        (2,458)        (6,606)             -
Payments on termination                        (176,615)       (85,653)      (222,684)      (168,971)      (477,471)       (28,234)
Contract maintenance charge                      (1,228)        (1,043)        (3,900)        (3,380)       (38,251)          (730)
Transfers among the sub-accounts
   and with the Fixed Account - net             571,359        254,970        445,501        303,979      1,839,216      1,805,659
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   427,557        240,349        387,424        426,669      4,802,403      6,727,715
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               569,321        486,023      1,060,665      1,345,505      6,598,130      7,127,265

NET ASSETS AT BEGINNING OF PERIOD             1,547,704      1,061,681      3,423,442      2,077,937      7,195,416         68,151
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,117,025  $   1,547,704  $   4,484,107  $   3,423,442  $  13,793,546  $   7,195,416
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    136,552        114,555        230,331        199,203        579,512          6,772
         Units issued                            60,618         50,640         58,409         78,103        582,757        617,915
         Units redeemed                         (23,395)       (28,643)       (32,797)       (46,975)      (216,765)       (45,176)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           173,775        136,552        255,943        230,331        945,504        579,511
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                             (Service Class ("SC"))        (Service Class ("SC"))        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  -----------------------------
                                              Oppenheimer Balanced                                         Oppenheimer Capital
                                                    (SC) (q)                Oppenheimer Bond (SC)           Appreciation (SC)
                                          ----------------------------  ----------------------------  -----------------------------
                                             2004 (aj)     2003 (aj)       2004 (c)       2003 (c)      2004 (aj)    2003 (ai) (aj)
                                          -------------  -------------  -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (236,213) $     (71,974) $        (811) $           -  $    (431,331) $      (51,275)
Net realized gains (losses)                     202,537         41,172           (191)             -        163,313          16,962
Change in unrealized gains (losses)           2,595,034      1,515,018          3,054              -      1,995,910         988,058
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from operations                            2,561,358      1,484,216          2,052              -      1,727,892         953,745
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,804,924      9,283,757        660,069              -     16,626,863      11,604,876
Benefit payments                                (95,532)          (720)             -              -       (606,716)        (17,343)
Payments on termination                        (955,633)      (115,902)           (34)             -       (947,310)        (57,283)
Contract maintenance charge                     (82,164)        (1,902)             -              -        (74,105)           (311)
Transfers among the sub-accounts
   and with the Fixed Account - net           8,510,560      6,801,796         25,297              -      8,153,811       2,712,364
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from contract transactions                15,182,155     15,967,029        685,332              -     23,152,543      14,242,303
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS            17,743,513     17,451,245        687,384              -     24,880,435      15,196,048

NET ASSETS AT BEGINNING OF PERIOD            17,657,915        206,670              -              -     15,196,048               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD               $  35,401,428  $  17,657,915  $     687,384  $           -  $  40,076,483  $   15,196,048
                                          =============  =============  =============  =============  =============  ==============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,345,753         19,316              -              -      1,236,462               -
         Units issued                         1,396,332      1,423,714         68,362              -      2,602,434       1,340,214
         Units redeemed                        (244,942)       (97,277)          (366)             -       (730,379)       (103,752)
                                          -------------  -------------  -------------  -------------  -------------  --------------
   Units outstanding at end of period         2,497,143      1,345,753         67,996              -      3,108,517       1,236,462
                                          =============  =============  =============  =============  =============  ==============

(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                             (Service Class ("SC"))        (Service Class ("SC"))        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Oppenheimer Global                Oppenheimer                   Oppenheimer
                                                 Securities (SC)              High Income (SC)              Main Street (SC)
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (aj)     2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (138,958) $     (65,713) $     720,328  $     (12,851) $    (492,353) $    (221,248)
Net realized gains (losses)                     312,067         77,562        178,952         22,219        699,796        143,243
Change in unrealized gains (losses)           3,576,447      2,202,658        895,855        929,746      3,563,406      4,651,280
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,749,556      2,214,507      1,795,135        939,114      3,770,849      4,573,275
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,196,099      8,004,247     12,379,065      9,456,389     15,186,842     20,095,635
Benefit payments                               (393,445)        (6,600)      (173,708)       (38,444)      (304,814)       (96,900)
Payments on termination                        (799,217)       (62,921)      (841,874)      (161,565)    (1,405,088)      (348,431)
Contract maintenance charge                     (61,985)        (1,574)       (58,483)        (1,567)      (153,817)        (9,560)
Transfers among the sub-accounts
   and with the Fixed Account - net           4,714,748      3,198,735      4,720,144      3,682,928      4,530,244     11,115,975
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,656,200     11,131,887     16,025,144     12,937,741     17,853,367     30,756,719
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            14,405,756     13,346,394     17,820,279     13,876,855     21,624,216     35,329,994

NET ASSETS AT BEGINNING OF PERIOD            13,484,376        137,982     14,014,993        138,138     36,308,815        978,821
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  27,890,132  $  13,484,376  $  31,835,272  $  14,014,993  $  57,933,031  $  36,308,815
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    945,333         13,596      1,079,445         12,957      2,868,687         96,158
         Units issued                         1,104,920      1,015,076      1,650,166      1,302,115      2,081,718      3,225,652
         Units redeemed                        (378,860)       (83,339)      (437,887)      (235,627)      (687,562)      (453,123)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,671,393        945,333      2,291,724      1,079,445      4,262,843      2,868,687
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        PIMCO Advisors Variable
                                             (Service Class ("SC"))        (Service Class ("SC"))            Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             Oppenheimer Main Street             Oppenheimer
                                              Small Cap Growth (SC)          Strategic Bond (SC)             OpCap Balanced
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)     2004 (a) (f)     2004 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (355,872) $     (99,525) $   1,173,114  $     (40,829) $         (93) $           -
Net realized gains (losses)                     567,169        164,879        163,269         41,495              3              -
Change in unrealized gains (losses)           3,714,952      2,360,721      3,165,155      1,793,207            804              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,926,249      2,426,075      4,501,538      1,793,873            714              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      6,357,840      8,769,792     26,897,622     19,526,843            240              -
Benefit payments                               (188,117)       (82,570)      (575,628)             -              -              -
Payments on termination                        (570,968)       (65,202)    (1,875,655)      (322,672)             -              -
Contract maintenance charge                     (81,563)        (2,969)      (132,107)        (4,957)           (15)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           4,793,526      3,866,512     17,265,006     10,603,512          8,841              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,310,718     12,485,563     41,579,238     29,802,726          9,066              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            14,236,967     14,911,638     46,080,776     31,596,599          9,780              -

NET ASSETS AT BEGINNING OF PERIOD            15,279,505        367,867     32,367,775        771,176              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  29,516,472  $  15,279,505  $  78,448,551  $  32,367,775  $       9,780  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,040,198         35,560      2,661,693         73,070              -              -
         Units issued                         1,262,230      1,159,944      4,165,960      2,869,039            909              -
         Units redeemed                        (588,653)      (155,307)      (783,123)      (280,416)            (3)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,713,775      1,040,197      6,044,530      2,661,693            906              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors Variable       PIMCO Advisors Variable           PIMCO Variable
                                                 Insurance Trust               Insurance Trust               Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                   PEA
                                                 OpCap Small Cap           Science and Technology             Foreign Bond
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (23) $         (16) $          (7) $         (10) $           8  $         336
Net realized gains (losses)                           4             (2)            (2)          (185)            40          2,609
Change in unrealized gains (losses)                 276            400            (28)           537             22         (1,278)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  257            382            (37)           342             70          1,667
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            249            252              -              2             72             72
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -             (1)             -              -              -              -
Contract maintenance charge                          (7)            (6)            (3)            (3)            (9)           (21)
Transfers among the sub-accounts
   and with the Fixed Account - net                   2              -             73           (713)            35       (107,705)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                       244            245             70           (714)            98       (107,654)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   501            627             33           (372)           168       (105,987)

NET ASSETS AT BEGINNING OF PERIOD                 1,425            798            549            921          1,696        107,683
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $       1,926  $       1,425  $         582  $         549  $       1,864  $       1,696
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        109             86             44            118            157         10,036
         Units issued                                18             24              6              -             10             22
         Units redeemed                               -             (1)             -            (74)            (1)        (9,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period               127            109             50             44            166            157
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 PIMCO Variable                PIMCO Variable
                                                 Insurance Trust               Insurance Trust            Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                               VT American
                                                  Money Market               PIMCO Total Return             Government Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (93) $         (91) $           3  $         512  $   1,850,247  $   1,033,374
Net realized gains (losses)                           -              -             18          1,915      1,031,952      5,458,788
Change in unrealized gains (losses)                   -              -             20           (769)    (2,056,524)    (6,487,056)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  (93)           (91)            41          1,658        825,675          5,106
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            288          2,238              -              -        478,318      2,360,846
Benefit payments                                      -              -              -              -     (1,232,852)    (2,353,805)
Payments on termination                            (295)             -              -              -     (6,731,768)   (16,262,525)
Contract maintenance charge                         (40)           (52)            (6)           (18)      (113,073)      (150,852)
Transfers among the sub-accounts
   and with the Fixed Account - net               3,940          4,940             40       (108,350)   (10,247,975)   (42,234,663)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                     3,893          7,126             34       (108,368)   (17,847,350)   (58,640,999)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 3,800          7,035             75       (106,710)   (17,021,675)   (58,635,893)

NET ASSETS AT BEGINNING OF PERIOD                13,921          6,886          1,220        107,930     83,024,615    141,660,508
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $      17,721  $      13,921  $       1,295  $       1,220  $  66,002,940  $  83,024,615
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      1,402            688            110         10,070      6,916,063     11,733,079
         Units issued                               428          1,489              4             19        782,562      3,334,110
         Units redeemed                             (34)          (775)            (1)        (9,979)    (2,251,817)    (8,151,126)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             1,796          1,402            113            110      5,446,808      6,916,063
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             VT Capital Appreciation      VT Capital Opportunities         VT Discovery Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)         2004          2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (219,014) $    (190,333) $      75,590  $      (6,124) $    (260,812) $    (240,827)
Net realized gains (losses)                     170,031       (276,296)        65,241        444,947        341,209       (127,913)
Change in unrealized gains (losses)           2,028,414      3,350,749        280,417         92,808      1,003,236      4,930,452
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,979,431      2,884,120        421,248        531,631      1,083,633      4,561,712
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         65,047        237,615         12,298         29,959        228,581        414,832
Benefit payments                               (122,409)      (276,935)             -              -       (167,050)      (221,895)
Payments on termination                      (1,004,665)      (999,912)      (162,317)       (26,400)    (1,119,313)    (1,102,305)
Contract maintenance charge                     (31,018)       (28,962)        (5,436)          (840)       (50,718)       (51,245)
Transfers among the sub-accounts
   and with the Fixed Account - net             837,370      1,522,001      1,881,133        826,294       (614,280)       738,018
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (255,675)       453,807      1,725,678        829,013     (1,722,780)      (222,595)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,723,756      3,337,927      2,146,926      1,360,644       (639,147)     4,339,117

NET ASSETS AT BEGINNING OF PERIOD            15,652,558     12,314,631      1,360,644              -     19,925,067     15,585,950
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  17,376,314  $  15,652,558  $   3,507,570  $   1,360,644  $  19,285,920  $  19,925,067
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,142,408      2,074,730        105,298              -      4,414,466      4,496,968
         Units issued                           378,764        796,645        186,292        130,631        571,477      1,804,120
         Units redeemed                        (418,499)      (728,967)       (58,715)       (25,333)      (957,835)    (1,886,622)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         2,102,673      2,142,408        232,875        105,298      4,028,108      4,414,466
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                              VT The George
                                              VT Diversified Income           VT Equity Income            Putnam Fund of Boston
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   7,304,747  $   6,357,294  $    (202,706) $      (8,757) $   1,096,328  $   1,524,780
Net realized gains (losses)                     (43,652)       (97,158)       121,233       (303,183)     1,606,299       (429,878)
Change in unrealized gains (losses)            (539,586)     8,432,620      1,907,197        880,424     11,775,715     24,985,475
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            6,721,509     14,692,756      1,825,724        568,484     14,478,342     26,080,377
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        209,251      1,608,364        128,354        101,680     20,280,546     23,773,547
Benefit payments                             (1,820,250)    (1,869,622)       (88,434)             -     (3,280,992)    (2,950,256)
Payments on termination                      (7,797,771)    (7,507,148)    (1,020,089)      (201,919)   (16,354,483)   (14,350,158)
Contract maintenance charge                    (121,279)      (119,307)       (26,646)        (3,906)      (352,545)      (232,003)
Transfers among the sub-accounts
   and with the Fixed Account - net           2,344,957      7,126,025     11,122,632      8,995,867     13,849,346     21,728,678
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (7,185,092)      (761,688)    10,115,817      8,891,722     14,141,872     27,969,808
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (463,583)    13,931,068     11,941,541      9,460,206     28,620,214     54,050,185

NET ASSETS AT BEGINNING OF PERIOD            91,661,844     77,730,776      9,460,206              -    206,715,911    152,665,726
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  91,198,261  $  91,661,844  $  21,401,747  $   9,460,206  $ 235,336,125  $ 206,715,911
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,447,263      7,476,961        785,589              -     19,241,611     16,695,134
         Units issued                         1,086,027      1,974,285      1,091,218        853,370      4,810,446      6,537,514
         Units redeemed                      (1,655,311)    (2,003,983)      (265,922)       (67,781)    (3,726,033)    (3,991,037)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,877,979      7,447,263      1,610,885        785,589     20,326,024     19,241,611
                                          =============  =============  =============  =============  =============  =============

(ai) For the period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                       VT
                                             Global Asset Allocation          VT Global Equity            VT Growth and Income
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)         2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     361,671  $     372,766  $     394,338  $    (183,279) $   1,366,320  $   2,220,382
Net realized gains (losses)                     (81,771)       266,789     (5,784,042)    (8,969,067)       254,025    (12,369,635)
Change in unrealized gains (losses)           1,842,499      3,731,948     11,735,759     21,961,064     54,884,017    136,014,092
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,122,399      4,371,503      6,346,055     12,808,718     56,504,362    125,864,839
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,646,075      3,402,391        160,693        424,925     15,803,634     34,308,678
Benefit payments                               (401,791)      (604,871)      (930,638)      (751,239)    (9,788,007)    (9,932,876)
Payments on termination                      (1,505,254)    (1,347,189)    (4,523,231)    (3,505,920)   (45,902,263)   (39,159,156)
Contract maintenance charge                     (50,747)       (24,331)      (111,266)      (111,349)    (1,024,086)      (858,302)
Transfers among the sub-accounts
   and with the Fixed Account - net           4,068,127      2,765,438       (835,047)    (2,270,193)       716,551     24,656,118
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 4,756,410      4,191,438     (6,239,489)    (6,213,776)   (40,194,171)     9,014,462
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             6,878,809      8,562,941        106,566      6,594,942     16,310,191    134,879,301

NET ASSETS AT BEGINNING OF PERIOD            23,895,573     15,332,632     57,064,982     50,470,040    621,221,069    486,341,768
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  30,774,382  $  23,895,573  $  57,171,548  $  57,064,982  $ 637,531,260  $ 621,221,069
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,429,076      1,970,218      8,402,139      9,465,093     65,333,304     65,676,437
         Units issued                           881,113        923,972        498,126        583,390      7,598,773     18,424,339
         Units redeemed                        (467,760)      (465,114)    (1,377,125)    (1,646,344)   (12,364,658)   (18,767,472)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         2,842,429      2,429,076      7,523,140      8,402,139     60,567,419     65,333,304
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             VT Growth Opportunities         VT Health Sciences               VT High Yield
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (376,319) $    (361,744) $    (946,480) $    (616,037) $   6,603,850  $   5,748,910
Net realized gains (losses)                  (2,631,997)    (4,688,671)    (1,131,006)    (3,089,358)       274,911     (2,334,306)
Change in unrealized gains (losses)           2,995,010     10,127,361      6,199,921     15,387,907      1,330,785     12,487,665
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (13,306)     5,076,946      4,122,435     11,682,512      8,209,546     15,902,269
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        275,332        509,300      2,460,135      5,208,331     11,553,643     15,319,911
Benefit payments                               (401,412)      (313,929)      (808,149)    (1,274,146)    (1,972,870)      (947,270)
Payments on termination                      (1,858,100)    (1,603,896)    (5,401,543)    (5,406,642)   (10,929,936)    (8,231,006)
Contract maintenance charge                     (61,605)       (67,054)      (185,852)      (172,640)      (171,908)      (115,497)
Transfers among the sub-accounts
   and with the Fixed Account - net              28,252       (156,337)    (2,241,895)    (2,525,284)    (6,696,425)    23,619,587
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,017,533)    (1,631,916)    (6,177,304)    (4,170,381)    (8,217,496)    29,645,725
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (2,030,839)     3,445,030     (2,054,869)     7,512,131         (7,950)    45,547,994

NET ASSETS AT BEGINNING OF PERIOD            28,238,487     24,793,457     81,155,476     73,643,345    100,371,328     54,823,334
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  26,207,648  $  28,238,487  $  79,100,607  $  81,155,476  $ 100,363,378  $ 100,371,328
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  6,714,327      7,152,418      7,855,738      8,375,150      8,620,367      6,086,178
         Units issued                         1,090,346      2,569,447        948,073      1,383,768      3,134,935      6,976,722
         Units redeemed                      (1,591,029)    (3,007,538)    (1,577,097)    (1,903,180)    (3,965,734)    (4,442,533)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,213,644      6,714,327      7,226,714      7,855,738      7,789,568      8,620,367
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                     VT                     VT International
                                                    VT Income               International Equity            Growth and Income
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   5,251,003  $   5,983,377  $     (28,509) $  (1,130,711) $     (43,717) $      49,861
Net realized gains (losses)                     485,147        918,775     (1,468,629)    (8,130,361)       162,863     (1,711,801)
Change in unrealized gains (losses)             (23,291)    (1,198,159)    32,952,687     56,570,417      7,735,708     11,893,404
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            5,712,859      5,703,993     31,455,549     47,309,345      7,854,854     10,231,464
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     14,774,931     26,759,536      9,970,017     18,310,234        126,346        442,922
Benefit payments                             (3,696,533)    (3,240,567)    (2,801,867)    (2,569,651)      (611,514)      (742,963)
Payments on termination                     (15,407,278)   (17,124,401)   (15,625,925)   (10,777,966)    (2,992,504)    (1,985,964)
Contract maintenance charge                    (365,012)      (271,403)      (407,774)      (295,539)       (82,789)       (62,605)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,902,951      7,615,668      4,670,309      2,520,739      8,769,366        577,096
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,790,941)    13,738,833     (4,195,240)     7,187,817      5,208,905     (1,771,514)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             2,921,918     19,442,826     27,260,309     54,497,162     13,063,759      8,459,950

NET ASSETS AT BEGINNING OF PERIOD           198,574,044    179,131,218    220,202,357    165,705,195     38,739,393     30,279,443
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 201,495,962  $ 198,574,044  $ 247,462,666  $ 220,202,357  $  51,803,152  $  38,739,393
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 16,918,492     15,330,936     24,057,658     23,689,221      3,946,447      4,192,609
         Units issued                         4,457,173      7,679,765      5,150,590     19,068,284      1,351,241        704,706
         Units redeemed                      (4,484,418)    (6,092,209)    (5,917,408)   (18,699,846)      (870,923)      (950,868)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        16,891,247     16,918,492     23,290,840     24,057,659      4,426,765      3,946,447
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                VT International
                                                New Opportunities               VT Investors                VT Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)         2004        2003 (ai)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (101,806) $    (252,760) $  (1,496,761) $  (1,464,628) $     (70,330) $      (3,012)
Net realized gains (losses)                    (753,450)    (1,558,993)    (8,407,225)   (16,638,196)        70,057        (16,811)
Change in unrealized gains (losses)           3,985,343      9,033,116     27,915,870     54,736,882        882,514        251,099
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,130,087      7,221,363     18,011,884     36,634,058        882,241        231,276
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        389,132        393,995      1,865,995      6,574,432         53,283         72,571
Benefit payments                               (234,816)      (320,489)    (2,989,554)    (2,717,218)        (3,619)             -
Payments on termination                      (1,939,966)    (1,374,382)   (11,835,721)   (11,873,987)      (438,737)      (119,394)
Contract maintenance charge                     (76,743)       (79,106)      (335,255)      (316,668)        (9,602)        (1,559)
Transfers among the sub-accounts
   and with the Fixed Account - net             269,266     (1,403,364)    (3,759,231)    (5,052,680)     5,119,975      2,482,764
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (1,593,127)    (2,783,346)   (17,053,766)   (13,386,121)     4,721,300      2,434,382
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,536,960      4,438,017        958,118     23,247,937      5,603,541      2,665,658

NET ASSETS AT BEGINNING OF PERIOD            27,875,145     23,437,128    176,160,152    152,912,215      2,665,658              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  29,412,105  $  27,875,145  $ 177,118,270  $ 176,160,152  $   8,269,199  $   2,665,658
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  3,722,653      4,098,360     25,682,566     28,542,745        208,350              -
         Units issued                           456,758      1,804,495      1,525,429      2,945,957        476,283        244,801
         Units redeemed                        (646,231)    (2,180,202)    (4,143,534)    (5,806,136)      (117,121)       (36,451)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         3,533,180      3,722,653     23,064,461     25,682,566        567,512        208,350
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 VT Money Market            VT New Opportunities              VT New Value
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (666,937) $    (944,586) $  (1,765,617) $  (1,580,600) $    (708,402) $    (159,774)
Net realized gains (losses)                           -              -    (17,179,017)   (21,921,834)     2,113,380     (1,326,020)
Change in unrealized gains (losses)                   -              -     29,154,230     54,471,158     15,522,603     26,798,234
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                             (666,937)      (944,586)    10,209,596     30,968,724     16,927,581     25,312,440
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     21,953,300     52,885,030      2,654,430      8,552,900      7,852,394      9,512,247
Benefit payments                            (10,341,515)    (4,756,295)    (1,671,249)    (1,317,674)    (1,449,777)      (893,894)
Payments on termination                     (25,829,942)   (69,523,637)    (8,747,049)    (7,518,098)    (9,248,990)    (6,040,829)
Contract maintenance charge                    (154,437)      (136,356)      (318,362)      (289,948)      (256,085)      (168,103)
Transfers among the sub-accounts
   and with the Fixed Account - net           7,986,565     (3,185,344)    (5,786,283)    (2,301,990)    14,858,899      7,689,048
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (6,386,029)   (24,716,602)   (13,868,513)    (2,874,810)    11,756,441     10,098,469
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (7,052,966)   (25,661,188)    (3,658,917)    28,093,914     28,684,022     35,410,909

NET ASSETS AT BEGINNING OF PERIOD            84,932,362    110,593,550    132,129,575    104,035,661    115,022,414     79,611,505
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  77,879,396  $  84,932,362  $ 128,470,658  $ 132,129,575  $ 143,706,436  $ 115,022,414
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  8,105,737     10,197,873     20,300,740     21,510,981      9,235,243      8,497,521
         Units issued                        14,737,409     23,516,138      1,722,583      3,659,495      2,579,354      3,617,878
         Units redeemed                     (15,207,683)   (25,608,274)    (4,108,633)    (4,869,736)    (1,802,495)    (2,880,156)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         7,635,463      8,105,737     17,914,690     20,300,740     10,012,102      9,235,243
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    VT OTC &
                                                 Emerging Growth                 VT Research               VT Small Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (450,364) $    (432,530) $  (1,435,566) $  (1,008,880) $  (1,750,581) $  (1,336,800)
Net realized gains (losses)                  (5,327,081)   (13,033,243)    (2,115,577)    (4,509,141)     8,938,557      2,154,181
Change in unrealized gains (losses)           7,963,050     22,770,980      9,564,992     26,328,933     27,816,113     48,925,183
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            2,185,605      9,305,207      6,013,849     20,810,912     35,004,089     49,742,564
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        247,987        594,255      3,580,721      6,543,486      1,259,916      4,895,289
Benefit payments                               (409,789)      (628,274)    (1,461,656)    (1,291,630)    (1,422,470)    (1,669,240)
Payments on termination                      (2,234,153)    (2,025,857)    (7,265,572)    (6,372,445)   (12,313,303)    (9,074,862)
Contract maintenance charge                     (95,349)       (94,246)      (211,373)      (192,553)      (224,828)      (190,205)
Transfers among the sub-accounts
   and with the Fixed Account - net              23,002       (917,379)    (4,287,172)      (565,769)     2,013,637      8,723,129
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,468,302)    (3,071,501)    (9,645,052)    (1,878,911)   (10,687,048)     2,684,111
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (282,697)     6,233,706     (3,631,203)    18,932,001     24,317,041     52,426,675

NET ASSETS AT BEGINNING OF PERIOD            34,595,330     28,361,624    108,191,049     89,259,048    152,270,964     99,844,289
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  34,312,633  $  34,595,330  $ 104,559,846  $ 108,191,049  $ 176,588,005  $ 152,270,964
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  9,069,827      9,824,439     12,609,794     13,154,524     10,164,477      9,542,090
         Units issued                         1,380,639      3,078,664      1,514,408      2,148,365      2,228,429     14,827,997
         Units redeemed                      (1,914,018)    (3,833,276)    (2,726,926)    (2,693,096)    (2,866,974)   (14,205,611)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,536,448      9,069,827     11,397,276     12,609,793      9,525,932     10,164,476
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  VT Utilities
                                                Growth and Income                 VT Vista                     VT Voyager
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     338,989  $     815,315  $  (1,248,547) $    (981,878) $  (4,508,175) $  (3,488,464)
Net realized gains (losses)                  (1,521,911)    (2,979,694)    (4,828,528)    (8,433,639)   (27,425,827)   (30,482,840)
Change in unrealized gains (losses)           9,273,013      9,649,335     20,237,022     28,893,477     44,602,190    103,395,606
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            8,090,091      7,484,956     14,159,947     19,477,960     12,668,188     69,424,302
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,142,740      2,386,448      2,660,800      7,377,448     16,329,463     39,312,169
Benefit payments                             (1,019,382)      (671,517)    (1,302,729)    (1,479,554)    (5,261,585)    (4,629,661)
Payments on termination                      (2,849,055)    (2,510,508)    (5,541,510)    (4,742,150)   (27,939,482)   (22,544,959)
Contract maintenance charge                     (64,286)       (51,266)      (208,734)      (153,785)      (804,094)      (612,207)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,470,940         75,171      2,604,344      5,470,001     (1,735,953)    19,692,527
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (319,043)      (771,672)    (1,787,829)     6,471,960    (19,411,651)    31,217,869
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             7,771,048      6,713,284     12,372,118     25,949,920     (6,743,463)   100,642,171

NET ASSETS AT BEGINNING OF PERIOD            40,109,492     33,396,208     85,717,895     59,767,975    392,808,399    292,166,228
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  47,880,540  $  40,109,492  $  98,090,013  $  85,717,895  $ 386,064,936  $ 392,808,399
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  4,725,956      5,010,890     11,475,072     10,931,240     51,673,651     49,651,825
         Units issued                           961,066        689,281      1,780,799      3,038,847      8,783,212     17,967,562
         Units redeemed                      (1,115,369)      (974,214)    (2,237,913)    (2,495,015)   (12,600,187)   (15,945,736)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         4,571,653      4,725,957     11,017,958     11,475,072     47,856,676     51,673,651
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Salomon                       Salomon
                                                                              Brothers Variable             Brothers Variable
                                              Rydex Variable Trust            Series Funds Inc.             Series Funds Inc.
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Rydex OTC                    All Cap (r)                    Investors
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003       2004 (a) (o)     2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $         (57) $         (59) $          36  $           -
Net realized gains (losses)                          (1)            (1)             9             (7)             1              -
Change in unrealized gains (losses)                   5             16            439          1,629            630              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                    4             15            391          1,563            667              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -             72             72             56              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -              -              -
Contract maintenance charge                           -              -             (6)            (6)            (5)             -
Transfers among the sub-accounts
   and with the Fixed Account - net                   -              1              3            (28)         7,093              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                         -              1             69             38          7,144              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     4             16            460          1,601          7,811              -

NET ASSETS AT BEGINNING OF PERIOD                    51             35          5,799          4,198              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $          55  $          51  $       6,259  $       5,799  $       7,811  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          4              4            515            511              -              -
         Units issued                                 -              -              7              8            716              -
         Units redeemed                               -              -             (1)            (4)            (2)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 4              4            521            515            714              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           STI Classic Variable Trust    STI Classic Variable Trust    STI Classic Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            STI Capital Appreciation         STI Growth & Income        STI International Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (al)         2004        2003 (al)         2004        2003 (al)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      (7,015) $        (923) $      (3,314) $          19  $         112  $           -
Net realized gains (losses)                       2,828             19          3,098             73            100              -
Change in unrealized gains (losses)              28,971         13,603         87,472          8,731          3,780             28
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               24,784         12,699         87,256          8,823          3,992             28
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        244,777        144,017        629,231         46,223         19,365              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                         (29,846)           (91)       (21,114)          (640)          (564)          (104)
Contract maintenance charge                      (1,313)             -           (706)             -             (3)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             109,154         97,141         94,244         62,253         12,816          1,067
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   322,772        241,067        701,655        107,836         31,614            963
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               347,556        253,766        788,911        116,659         35,606            991

NET ASSETS AT BEGINNING OF PERIOD               253,766              -        116,659              -            991              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $     601,322  $     253,766  $     905,570  $     116,659  $      36,597  $         991
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     23,675              -         10,281              -             81              -
         Units issued                            35,107         24,951         65,691         10,623          2,722             87
         Units redeemed                          (5,347)        (1,276)        (4,949)          (342)          (257)            (6)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            53,435         23,675         71,023         10,281          2,546             81
                                          =============  =============  =============  =============  =============  =============

(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           STI Classic Variable Trust    STI Classic Variable Trust    STI Classic Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            STI Investment Grade Bond        STI Mid-Cap Equity        STI Small Cap Value Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (al)         2004        2003 (al)         2004        2003 (al)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      10,423  $         410  $      (2,859) $          97  $      (4,546) $        (152)
Net realized gains (losses)                        (642)             8          2,156            351         11,279            243
Change in unrealized gains (losses)              11,073            227         50,669          8,098         80,848          8,969
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               20,854            645         49,966          8,546         87,581          9,060
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        653,329         73,153        182,015         79,693        408,294         40,929
Benefit payments                                      -              -              -              -        (97,474)             -
Payments on termination                         (33,643)          (480)        (7,036)             -        (11,841)          (659)
Contract maintenance charge                        (815)             -           (660)             -           (614)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             312,701         43,124         87,827         43,108         77,389         35,510
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   931,572        115,797        262,146        122,801        375,754         75,780
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               952,426        116,442        312,112        131,347        463,335         84,840

NET ASSETS AT BEGINNING OF PERIOD               116,442              -        131,347              -         84,840              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   1,068,868  $     116,442  $     443,459  $     131,347  $     548,175  $      84,840
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     11,633              -         11,494              -          6,943              -
         Units issued                            99,937         11,684         24,317         11,536         40,811          7,596
         Units redeemed                          (7,336)           (51)        (2,009)           (42)       (11,050)          (653)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           104,234         11,633         33,802         11,494         36,704          6,943
                                          =============  =============  =============  =============  =============  =============

(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                          The Universal                     The Universal
                                   STI Classic Variable Trust       Institutional Funds, Inc.         Institutional Funds, Inc.
                                           Sub-Account                     Sub-Account                       Sub-Account
                                  ----------------------------  --------------------------------  --------------------------------
                                                                           Van Kampen                        Van Kampen
                                     STI Value Income Stock      UIF Emerging Markets Equity (s)       UIF Equity Growth (t)
                                  ----------------------------  --------------------------------  --------------------------------
                                       2004        2003 (al)         2004               2003       2004 (h) (j) (m)   2003
                                  -------------  -------------  -------------      -------------  -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)      $         265  $          41  $    (350,390)     $    (402,274) $        (874,916) $    (784,575)
Net realized gains (losses)               1,889             52      1,884,829          1,968,347         (3,406,840)    (7,570,044)
Change in unrealized gains
   (losses)                              63,136          3,421      5,688,081          9,951,847          8,134,798     18,904,775
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in net
   assets from operations                65,290          3,514      7,222,520         11,517,920          3,853,042     10,550,156
                                  -------------  -------------  -------------      -------------  -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                531,390         32,697        413,262          1,465,997            656,157      1,332,912
Benefit payments                              -              -       (456,473)          (234,929)        (1,049,469)    (1,131,646)
Payments on termination                 (38,296)          (640)    (4,559,055)        (1,336,257)        (6,933,278)    (4,152,530)
Contract maintenance charge                (150)             -        (17,422)           (13,979)           (62,969)       (30,459)
Transfers among the sub-accounts
   and with the Fixed
   Account - net                         72,932          2,973      6,893,459            546,435         16,809,762      2,166,207
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in net assets
   from contract transactions           565,876         35,030      2,273,771            427,267          9,420,203     (1,815,516)
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in amounts
   retained in Allstate Financial
   Advisors Separate Account I
   (see note 1)                               -              -              -                  -                  -              -
                                  -------------  -------------  -------------      -------------  -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS       631,166         38,544      9,496,291         11,945,187         13,273,245      8,734,640

NET ASSETS AT BEGINNING OF PERIOD        38,544              -     33,517,013         21,571,826         56,334,263     47,599,623
                                  -------------  -------------  -------------      -------------  -----------------  -------------

NET ASSETS AT END OF PERIOD       $     669,710  $      38,544  $  43,013,304      $  33,517,013  $      69,607,508  $  56,334,263
                                  =============  =============  =============      =============  =================  =============

UNITS OUTSTANDING
   Units outstanding at beginning
      of period                           3,427              -      3,701,529          3,527,641          7,318,516      7,462,039
         Units issued                    53,968          3,488      3,487,712         40,625,662          4,801,364      2,795,881
         Units redeemed                  (4,883)           (61)    (3,269,578)       (40,451,774)        (3,892,540)    (2,939,404)
                                  -------------  -------------  -------------      -------------  -----------------  -------------
   Units outstanding at end of
      period                             52,512          3,427      3,919,663          3,701,529          8,227,340      7,318,516
                                  =============  =============  =============      =============  =================  =============

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                 The Universal                 The Universal
                                            Institutional Funds, Inc.     Institutional Funds, Inc.     Institutional Funds, Inc.
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                         -----------------------------  ----------------------------  ----------------------------
                                                                               Van Kampen UIF                  Van Kampen
                                         Van Kampen UIF High Yield (u)    International Magnum (v)       UIF Mid Cap Growth (w)
                                         -----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                         --------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $       15,340  $      (3,796) $     378,632  $    (338,048) $    (521,731) $    (271,789)
Net realized gains (losses)                         825            322        972,311      1,670,580      2,140,327        901,032
Change in unrealized gains (losses)               9,406         53,246      3,220,965      6,293,183      4,139,567      4,776,780
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               25,571         49,772      4,571,908      7,625,715      5,758,163      5,406,023
                                         --------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             48          1,698        574,612      1,106,327        652,683      2,615,947
Benefit payments                                      -              -       (367,373)      (278,424)      (276,555)       (45,772)
Payments on termination                            (736)             -     (3,398,771)    (1,805,815)    (3,562,134)    (1,107,052)
Contract maintenance charge                         (42)           (29)       (12,834)       (10,898)       (10,287)        (4,580)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (30)       163,418      4,132,182      2,804,101      7,844,144     12,703,433
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (760)       165,087        927,816      1,815,291      4,647,851     14,161,976
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                         --------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                24,811        214,859      5,499,724      9,441,006     10,406,014     19,567,999

NET ASSETS AT BEGINNING OF PERIOD               326,201        111,342     28,528,771     19,087,765     26,112,011      6,544,012
                                         --------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD              $      351,012  $     326,201  $  34,028,495  $  28,528,771  $  36,518,025  $  26,112,011
                                         ==============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     27,527         11,634      3,575,949      2,992,918      2,559,007        894,727
         Units issued                                 4         16,003      3,424,110     37,116,116      3,495,220      9,473,810
         Units redeemed                             (65)          (110)    (3,294,639)   (36,533,085)    (3,061,880)    (7,809,530)
                                         --------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            27,466         27,527      3,705,420      3,575,949      2,992,347      2,559,007
                                         ==============  =============  =============  =============  =============  =============

(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                 The Universal          The Universal Institutional
                                            Institutional Funds, Inc.     Institutional Funds, Inc.      Funds, Inc. (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  -----------------------------
                                                   Van Kampen                    Van Kampen             UIF Active International
                                           UIF U.S. Mid Cap Value (x)     UIF U.S. Real Estate (y)        Allocation (Class II)
                                          ----------------------------  ----------------------------  -----------------------------
                                           2004 (k) (n)       2003           2004           2003        2004 (am)    2003 (aj) (am)
                                          -------------  -------------  -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (2,059,969) $  (1,486,913) $       5,266  $    (840,864) $           -  $       41,256
Net realized gains (losses)                   3,541,764        255,782      5,538,984      2,664,302              -         246,620
Change in unrealized gains (losses)          14,470,250     31,834,886     13,572,756     14,372,353              -             395
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from operations                           15,952,045     30,603,755     19,117,006     16,195,791              -         288,271
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,353,374      3,508,748        525,304      2,321,398              -       2,380,077
Benefit payments                             (1,372,153)      (955,420)    (1,308,439)    (1,005,978)             -          (5,819)
Payments on termination                      (9,872,117)    (5,873,680)    (6,908,907)    (4,534,066)             -         (20,976)
Contract maintenance charge                     (83,481)       (34,986)       (24,071)       (22,313)             -               -
Transfers among the sub-accounts
   and with the Fixed Account - net          20,790,381     11,216,606        106,629      4,633,158              -      (2,656,547)
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from contract transactions                10,816,004      7,861,268     (7,609,484)     1,392,199              -        (303,265)
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS            26,768,049     38,465,023     11,507,522     17,587,990              -         (14,994)

NET ASSETS AT BEGINNING OF PERIOD           113,886,269     75,421,246     61,625,979     44,037,989              -          14,994
                                          -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD               $ 140,654,318  $ 113,886,269  $  73,133,501  $  61,625,979  $           -  $            -
                                          =============  =============  =============  =============  =============  ==============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,859,055     10,940,690      3,882,176      3,777,522              -           1,462
         Units issued                         6,697,365     17,593,565      1,405,116     11,332,008              -         855,383
         Units redeemed                      (5,636,590)   (16,675,200)    (1,849,491)   (11,227,354)             -        (856,845)
                                          -------------  -------------  -------------  -------------  -------------  --------------
   Units outstanding at end of period        12,919,830     11,859,055      3,437,801      3,882,176              -               -
                                          =============  =============  =============  =============  =============  ==============

(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(am) For the period beginning January 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional   The Universal Institutional     The Universal Institutional
                                            Funds, Inc. (Class II)        Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                                  Sub-Account                   Sub-Account                     Sub-Account
                                         ----------------------------  ------------------------------  ----------------------------
                                            Van Kampen UIF Emerging       Van Kampen UIF Emerging        Van Kampen UIF Equity and
                                          Markets Debt (Class II) (z)  Markets Equity (Class II) (aa)      Income (Class II) (ab)
                                         ----------------------------  ------------------------------  ----------------------------
                                           2004 (aj)      2003 (aj)         2004          2003 (ai)         2004        2003 (ai)
                                         -------------  -------------  -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $     591,631  $     (22,599) $     (64,825)   $     (17,876) $    (204,554) $      (5,510)
Net realized gains (losses)                    373,058          6,543        135,766           24,263        113,522         23,823
Change in unrealized gains (losses)            343,544        246,926      1,262,961          533,279      1,713,143        457,181
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           1,308,233        230,870      1,333,902          539,666      1,622,111        475,494
                                         -------------  -------------  -------------    -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     8,568,960      3,175,109      2,272,658        2,608,320     10,850,041      4,688,295
Benefit payments                              (272,638)        (2,276)      (216,678)               -       (146,949)       (50,452)
Payments on termination                       (289,698)       (34,851)       (94,415)          (7,043)      (297,497)       (35,134)
Contract maintenance charge                    (21,546)             -        (24,065)               -        (26,289)             -
Transfers among the sub-accounts
   and with the Fixed Account - net          3,581,292        926,914      1,153,358          901,767      4,800,440      1,415,996
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               11,566,370      4,064,896      3,090,858        3,503,044     15,179,746      6,018,705
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                   -              -              -                -              -              -
                                         -------------  -------------  -------------    -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           12,874,603      4,295,766      4,424,760        4,042,710     16,801,857      6,494,199

NET ASSETS AT BEGINNING OF PERIOD            4,296,129            363      4,042,710                -      6,494,199              -
                                         -------------  -------------  -------------    -------------  -------------  -------------

NET ASSETS AT END OF PERIOD              $  17,170,732  $   4,296,129  $   8,467,470    $   4,042,710  $  23,296,056  $   6,494,199
                                         =============  =============  =============    =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   347,124             33        272,082                -        560,619              -
         Units issued                        1,103,922        407,679        319,568          301,317      1,648,550        592,278
         Units redeemed                       (203,049)       (60,588)      (120,343)         (29,235)      (274,415)       (31,659)
                                         -------------  -------------  -------------    -------------  -------------  -------------
   Units outstanding at end of period        1,247,997        347,124        471,307          272,082      1,934,754        560,619
                                         =============  =============  =============    =============  =============  =============

(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional   The Universal Institutional   The Universal Institutional
                                            Funds, Inc. (Class II)        Funds, Inc. (Class II)        Funds, Inc. (Class II)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                        -----------------------------  ----------------------------  ------------------------------
                                                Van Kampen UIF             Van Kampen UIF Global            Van Kampen UIF
                                        Equity Growth (Class II) (ac)    Franchise (Class II) (ad)   Mid Cap Growth (Class II) (ae)
                                        -----------------------------  ----------------------------  ------------------------------
                                             2004         2003 (ai)         2004        2003 (ai)         2004          2003 (ai)
                                        --------------  -------------  -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $     (180,848) $     (35,657) $    (314,943) $     (36,149) $    (275,913)   $     (54,109)
Net realized gains (losses)                     78,446         20,807        323,134         36,308        211,361           41,197
Change in unrealized gains (losses)          1,054,781        464,623      2,571,237        832,831      2,991,681          886,964
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in net assets
   from operations                             952,379        449,773      2,579,428        832,990      2,927,129          874,052
                                        --------------  -------------  -------------  -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     5,585,912      5,193,665     14,305,281      6,558,012      4,945,661        7,322,535
Benefit payments                               (36,238)             -       (177,027)             -       (143,790)               -
Payments on termination                       (417,914)       (39,123)      (415,145)       (27,410)      (627,560)         (47,931)
Contract maintenance charge                    (40,290)             -        (62,573)             -        (67,066)               -
Transfers among the sub-accounts
   and with the Fixed Account - net          3,593,679      1,425,874      7,057,395      1,893,480      3,722,983        2,113,266
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in net assets
   from contract transactions                8,685,149      6,580,416     20,707,931      8,424,082      7,830,228        9,387,870
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                   -              -              -              -              -                -
                                        --------------  -------------  -------------  -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS            9,637,528      7,030,189     23,287,359      9,257,072     10,757,357       10,261,922

NET ASSETS AT BEGINNING OF PERIOD            7,030,189              -      9,257,072              -     10,261,922                -
                                        --------------  -------------  -------------  -------------  -------------    -------------

NET ASSETS AT END OF PERIOD             $   16,667,717  $   7,030,189  $  32,544,431  $   9,257,072  $  21,019,279    $  10,261,922
                                        ==============  =============  =============  =============  =============    =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   601,959              -        758,267              -        785,250                -
         Units issued                        1,202,015        673,037      2,083,823        822,730        897,094          891,430
         Units redeemed                       (393,258)       (71,078)      (359,954)       (64,463)      (334,011)        (106,180)
                                        --------------  -------------  -------------  -------------  -------------    -------------
   Units outstanding at end of period        1,410,716        601,959      2,482,136        758,267      1,348,333          785,250
                                        ==============  =============  =============  =============  =============    =============

(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           The Universal Institutional    The Universal Institutional   The Universal Institutional
                                             Funds, Inc. (Class II)         Funds, Inc. (Class II)        Funds, Inc. (Class II)
                                                   Sub-Account                    Sub-Account                   Sub-Account
                                          -----------------------------  ----------------------------  ----------------------------
                                           Van Kampen UIF Small Company   Van Kampen UIF U.S. Mid Cap       Van Kampen UIF U.S.
                                              Growth (Class II) (af)         Value (Class II) (ag)      Real Estate (Class II) (ah)
                                          -----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)    2003 (ai) (aj)       2004        2003 (ai)      2004 (aj)      2003 (aj)
                                          -------------  --------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (340,619) $      (64,322) $    (492,201) $     (89,384) $      (5,425) $    (108,078)
Net realized gains (losses)                     918,626         250,094        228,843         22,693      1,695,810         59,517
Change in unrealized gains (losses)           2,661,835         924,840      4,292,206      1,830,100     11,930,936      2,055,645
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,239,842       1,110,612      4,028,848      1,763,409     13,621,321      2,007,084
                                          -------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,528,015       9,651,571     11,541,256     12,547,868     24,103,972     11,376,498
Benefit payments                               (300,372)         (5,167)      (277,808)        (5,063)      (171,654)       (20,033)
Payments on termination                        (481,031)        (44,443)      (743,368)       (78,597)    (1,253,406)       (84,916)
Contract maintenance charge                     (81,072)            (10)      (106,999)             -       (100,449)        (1,879)
Transfers among the sub-accounts
   and with the Fixed Account - net           2,950,695       3,349,539      6,469,009      3,896,590      7,968,709      5,122,638
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 6,616,235      12,951,490     16,882,090     16,360,798     30,547,172     16,392,308
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -               -               -              -              -              -
                                          -------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             9,856,077      14,062,102     20,910,938     18,124,207     44,168,493     18,399,392

NET ASSETS AT BEGINNING OF PERIOD            14,062,102               -     18,124,207              -     18,566,574        167,182
                                          -------------  --------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  23,918,179  $   14,062,102  $  39,035,145  $  18,124,207  $  62,735,067  $  18,566,574
                                          =============  ==============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,035,680               -      1,356,453              -      1,366,099         15,619
         Units issued                           763,300       1,082,052      1,802,261      1,430,131      2,805,360      1,474,721
         Units redeemed                        (291,857)        (46,373)      (449,622)       (73,678)      (754,558)      (124,241)
                                          -------------  --------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,507,123       1,035,679      2,709,092      1,356,453      3,416,901      1,366,099
                                          =============  ==============  =============  =============  =============  =============

(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen Life               Van Kampen Life               Van Kampen Life
                                                Investment Trust              Investment Trust              Investment Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  LIT Comstock               LIT Emerging Growth             LIT Government
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (464,843) $    (257,752) $  (1,331,424) $  (1,380,987) $      55,756  $      48,690
Net realized gains (losses)                   3,030,954      1,372,946     (8,696,070)   (16,779,056)        (3,903)        (2,588)
Change in unrealized gains (losses)          10,636,028     10,051,964     14,002,196     38,351,461         (3,290)       (45,330)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           13,202,139     11,167,158      3,974,702     20,191,418         48,563            772
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,941,182      3,281,608        444,949      1,233,393         64,870         84,706
Benefit payments                             (1,601,678)      (112,608)    (1,198,462)    (1,295,881)        (1,504)             -
Payments on termination                     (11,944,457)    (3,764,646)   (10,440,981)    (7,500,061)      (109,603)       (81,596)
Contract maintenance charge                     (38,420)       (19,723)       (68,696)       (80,227)        (1,086)        (1,309)
Transfers among the sub-accounts
   and with the Fixed Account - net          41,973,620     29,256,770     (6,676,833)    (2,643,741)       504,680        192,894
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                30,330,247     28,641,401    (17,940,023)   (10,286,517)       457,357        194,695
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            43,532,386     39,808,559    (13,965,321)     9,904,901        505,920        195,467

NET ASSETS AT BEGINNING OF PERIOD            62,969,023     23,160,464     95,881,127     85,976,226      1,491,153      1,295,686
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 106,501,409  $  62,969,023  $  81,915,806  $  95,881,127  $   1,997,073  $   1,491,153
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  5,975,887      2,807,188     11,682,750     12,789,050        139,568        121,786
         Units issued                         7,781,072      9,605,936      5,504,291     10,268,355         64,958         82,749
         Units redeemed                      (5,021,342)    (6,437,237)    (7,572,571)   (11,374,655)       (22,726)       (64,967)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,735,617      5,975,887      9,614,470     11,682,750        181,800        139,568
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Van Kampen                    Van Kampen
                                                 Van Kampen Life               Life Investment               Life Investment
                                                Investment Trust              Trust (Class II)              Trust (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                               LIT Aggressive
                                                LIT Money Market              Growth (Class II)          LIT Comstock (Class II)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003       2004 (e) (l)    2003 (ai)         2004          2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (16,345) $     (26,151) $    (245,979) $     (16,171) $  (1,951,674) $    (909,553)
Net realized gains (losses)                           -              -         71,071          2,875      3,155,244        527,332
Change in unrealized gains (losses)                   -              -      2,320,351        232,685     27,176,662     22,205,550
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (16,345)       (26,151)     2,145,443        219,389     28,380,232     21,823,329
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        228,366        424,407      1,949,664      2,640,616     39,031,601     43,824,914
Benefit payments                                (21,103)             -       (146,686)             -     (2,200,044)      (793,736)
Payments on termination                        (734,182)      (889,453)      (579,802)        (8,520)    (7,455,119)    (2,467,782)
Contract maintenance charge                     (12,021)        (9,944)       (46,940)             -       (315,950)       (14,804)
Transfers among the sub-accounts
   and with the Fixed Account - net              46,935       (709,123)    14,134,722        835,275     41,439,920     36,259,338
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (492,005)    (1,184,113)    15,310,958      3,467,371     70,500,408     76,807,930
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (508,350)    (1,210,264)    17,456,401      3,686,760     98,880,640     98,631,259

NET ASSETS AT BEGINNING OF PERIOD             2,988,509      4,198,773      3,686,760              -    137,393,163     38,761,904
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,480,159  $   2,988,509  $  21,143,161  $   3,686,760  $ 236,273,803  $ 137,393,163
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    277,539        387,151        287,541              -     12,465,747      4,820,965
         Units issued                           210,417        271,807      2,524,606        296,142      9,271,887      9,858,734
         Units redeemed                        (256,493)      (381,419)    (1,038,315)        (8,601)    (3,433,384)    (2,213,952)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           231,463        277,539      1,773,832        287,541     18,304,250     12,465,747
                                          =============  =============  =============  =============  =============  =============

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Van Kampen                    Van Kampen                    Van Kampen
                                                 Life Investment               Life Investment               Life Investment
                                                Trust (Class II)              Trust (Class II)              Trust (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  LIT Emerging                 LIT Growth and                      LIT
                                                Growth (Class II)             Income (Class II)          Money Market (Class II)
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)         2003           2004        2003 (an)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (1,023,718) $    (642,002) $    (912,739) $    (276,999) $     (70,149) $           -
Net realized gains (losses)                     (33,914)      (635,487)     1,266,583        118,201              -              -
Change in unrealized gains (losses)           3,964,321      9,148,073     10,872,735      5,960,473              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,906,689      7,870,584     11,226,579      5,801,675        (70,149)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      8,290,755     16,084,026     32,748,763     36,135,500     14,925,855              -
Benefit payments                               (555,197)      (242,690)    (1,306,982)       (31,939)      (719,201)             -
Payments on termination                      (2,395,157)    (1,176,783)    (2,444,884)      (223,560)      (364,120)             -
Contract maintenance charge                    (105,107)       (13,084)      (271,428)        (1,969)        (1,160)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           1,426,109      7,357,130     12,104,751     14,336,892      3,878,613              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 6,661,403     22,008,599     40,830,220     50,214,924     17,719,987              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             9,568,092     29,879,183     52,056,799     56,016,599     17,649,838              -

NET ASSETS AT BEGINNING OF PERIOD            54,406,152     24,526,969     56,397,663        381,064              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  63,974,244  $  54,406,152  $ 108,454,462  $  56,397,663  $  17,649,838  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  6,796,226      4,529,556      4,387,313         35,837              -              -
         Units issued                         1,795,187      3,437,688      4,954,943      4,690,124      2,741,008              -
         Units redeemed                      (1,457,458)    (1,171,018)    (1,815,690)      (338,648)      (957,220)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         7,133,955      6,796,226      7,526,566      4,387,313      1,783,788              -
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(an) For the period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     In August 2004, the boards of directors of Allstate Life and Glenbrook Life and Annuity Company ("Glenbrook Life") approved the merger of Glenbrook Life into Allstate Life, which was effective January 1, 2005. In conjunction with the merger, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A merged with the Account. See Note 7 for further information.

     Allstate Life sells the following variable annuity contracts, collectively the Contracts, through the Account:

          SelectDirections                     Putnam Allstate Advisor
          Preferred Client Variable Annuity    Putnam Allstate Advisor Apex
          Allstate Advisor                     Putnam Allstate Advisor Plus
          Allstate Advisor Plus                Putnam Allstate Advisor Preferred
          Allstate Advisor Preferred

     The deposits are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Basic Value                                  (CONTINUED)
        AIM V.I. Capital Appreciation                            VIP Investment Grade Bond
        AIM V.I. Core Equity                                     VIP Overseas
        AIM V.I. Dent Demographics                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Diversified Income                           (SERVICE CLASS 2)
        AIM V.I. Growth                                          VIP Equity-Income (Service Class 2)
        AIM V.I. International Growth                            VIP Investment Grade Bond (Service Class 2)
        AIM V.I. Mid Cap Core Equity                             VIP Overseas (Service Class 2)
        AIM V.I. Premier Equity                              FRANKLIN TEMPLETON VARIABLE INSURANCE
     AIM VARIABLE INSURANCE FUNDS SERIES II                   PRODUCTS TRUST
        AIM V.I. Basic Value II                                  Franklin Growth and Income Securities
        AIM V.I. Capital Appreciation II                         Franklin High Income
        AIM V.I. Mid Cap Core Equity II                          Franklin Income Securities
        AIM V.I. Premier Equity II                               Franklin Large Cap Growth Securities
     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES                   Franklin Small Cap
      FUND                                                       Franklin Small Cap Value Securities
        AllianceBernstein Growth                                 Franklin U.S. Government
        AllianceBernstein Growth & Income                        Mutual Shares Securities
        AllianceBernstein Premier Growth                         Templeton Developing Markets Securities
        AllianceBernstein Small Cap Value                        Templeton Foreign Securities
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   Templeton Global Income Securities
        VIP Contrafund                                       JANUS ASPEN SERIES
        VIP Growth                                               Capital Appreciation
        VIP High Income
        VIP Index 500

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)                     MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Foreign Stock (Service Shares) (Previously             (CONTINUED)
           known as International Value (Service                 European Growth
           Shares))                                              Global Advantage
       Worldwide Growth (Service Shares)*                        Global Dividend Growth
     LAZARD RETIREMENT SERIES, INC.                              High Yield
       Emerging Markets                                          Income Builder
     LORD ABBETT SERIES FUND                                     Information
       All Value                                                 Limited Duration
       Bond-Debenture                                            Money Market
       Growth and Income                                         Pacific Growth (Closed on April 30, 2004)
       Growth Opportunities                                      Quality Income Plus
       Mid Cap Value                                             S&P 500 Index
     LSA VARIABLE SERIES TRUST                                   Strategist
       LSA Aggressive Growth (Merged into Van                    Utilities
           Kampen LIT Aggressive Growth (Class               MORGAN STANLEY VARIABLE INVESTMENT SERIES
           II) on April 30, 2004)                             (CLASS Y SHARES)
       LSA Balanced (Merged into OpCap Balanced                  Aggressive Equity (Class Y Shares)
           on April 30, 2004)                                    Dividend Growth (Class Y Shares)
       LSA Basic Value (Merged into AIM V.I. Basic               Equity (Class Y Shares)
           Value on April 30, 2004)                              European Growth (Class Y Shares)
       LSA Blue Chip (Merged into Van Kampen                     Global Advantage (Class Y Shares)
           UIF Equity Growth on April 30, 2004)                  Global Dividend Growth (Class Y Shares)
       LSA Capital Appreciation (Merged into                     High Yield (Class Y Shares)
           Capital Appreciation on April 30, 2004)               Income Builder (Class Y Shares)
       LSA Capital Growth (Merged into Van                       Information (Class Y Shares)
           Kampen UIF Equity Growth on April 30,                 Limited Duration (Class Y Shares)
           2004)                                                 Money Market (Class Y Shares)
       LSA Disciplined Equity (Merged into LSA                   Pacific Growth (Class Y Shares) (Closed on
           Equity Growth on April 30, 2003)                          April 30, 2004)
       LSA Diversified Mid Cap (Merged into Van                  Quality Income Plus (Class Y Shares)
           Kampen UIF U.S. Mid Cap Value on                      S&P 500 Index (Class Y Shares)
           April 30, 2004)                                       Strategist (Class Y Shares)
       LSA Emerging Growth Equity (Merged into                   Utilities (Class Y Shares)
           Van Kampen LIT Aggressive Growth                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
           (Class II) on April 30, 2004)                         Oppenheimer Bond
       LSA Equity Growth (Merged into Van                        Oppenheimer Capital Appreciation
           Kampen UIF Equity Growth on                           Oppenheimer Global Securities
           April 30, 2004)                                       Oppenheimer High Income
       LSA Mid Cap Value (Merged into Van                        Oppenheimer Main Street Small Cap Growth
           Kampen UIF U.S. Mid Cap Value on                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
           April 30, 2004)                                    (SERVICE CLASS ("SC"))
       LSA Value Equity (Merged into Investors on                Oppenheimer Aggressive Growth (SC)
           April 30, 2004)                                       Oppenheimer Balanced (SC) (Previously
     MFS VARIABLE INSURANCE TRUST                                    known as Oppenheimer Multiple
       MFS Bond                                                      Strategies (SC))
       MFS High Income                                           Oppenheimer Bond (SC)
       MFS Investors Trust                                       Oppenheimer Capital Appreciation (SC)
       MFS New Discovery                                         Oppenheimer Global Securities (SC)
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                Oppenheimer High Income (SC)
       MFS New Discovery (Service Class)                         Oppenheimer Main Street (SC)
       MFS Utilities (Service Class)                             Oppenheimer Main Street Small Cap Growth
     MORGAN STANLEY VARIABLE INVESTMENT SERIES                       (SC)
       Aggressive Equity                                         Oppenheimer Strategic Bond (SC)
       Dividend Growth
       Equity

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO ADVISORS VARIABLE INSURANCE TRUST                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       OpCap Balanced                                         (CONTINUED)
       OpCap Small Cap                                           Van Kampen UIF Equity Growth (Previously
       PEA Science and Technology                                    know as UIF Equity Growth)
     PIMCO VARIABLE INSURANCE TRUST                              Van Kampen UIF High Yield (Previously
       Foreign Bond                                                  known as UIF High Yield)
       Money Market                                              Van Kampen UIF International Magnum
       PIMCO Total Return                                            (Previously know as UIF International
     PUTNAM VARIABLE TRUST                                           Magnum)
       VT American Government Income                             Van Kampen UIF Mid Cap Growth
       VT Capital Appreciation                                       (Previously known as UIF Mid Cap
       VT Capital Opportunities                                      Growth)
       VT Discovery Growth                                       Van Kampen UIF U. S. Mid Cap Value
       VT Diversified Income                                         (Previously known as UIF Mid Cap
       VT Equity Income                                              Value)
       VT The George Putnam Fund of Boston                       Van Kampen UIF U. S. Real Estate
       VT Global Asset Allocation                                    (Previously known as UIF U. S. Real
       VT Global Equity                                              Estate)
       VT Growth and Income                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS
       VT Growth Opportunities                                II)
       VT Health Sciences                                        UIF Active International Allocation (Class II)
       VT High Yield                                                 (Closed October 31, 2003)
       VT Income                                                 Van Kampen UIF Emerging Markets Debt
       VT International Equity                                       (Class II) (Previously known as UIF
       VT International Growth and Income                            Emerging Markets Debt (Class II))
       VT International New Opportunities                        Van Kampen UIF Emerging Markets Equity
       VT Investors                                                  (Class II) (Previously know as UIF
       VT Mid Cap Value                                              Emerging Markets Equity (Class II))
       VT Money Market                                           Van Kampen UIF Equity and Income (Class
       VT New Opportunities                                          II) (Previously known as UIF Equity and
       VT New Value                                                  Income (Class II))
       VT OTC & Emerging Growth                                  Van Kampen UIF Equity Growth (Class II)
       VT Research                                                   (Previously known as UIF Equity Growth
       VT Small Cap Value                                            (Class II))
       VT Utilities Growth and Income                            Van Kampen UIF Global Franchise (Class II)
       VT Vista                                                      (Previously known as UIF Global
       VT Voyager                                                    Franchise (Class II))
     RYDEX VARIABLE TRUST                                        Van Kampen UIF Mid Cap Growth (Class II)
       Rydex OTC                                                     (Previously known as UIF Mid Cap
     SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.                    Growth (Class II))
       All Cap (Previously known as Variable All                 Van Kampen UIF Small Company Growth
           Cap)                                                      (Class II) (Previously known as UIF
       Investors                                                     Small Company Growth (Class II))
     STI CLASSIC VARIABLE TRUST                                  Van Kampen UIF U.S. Mid Cap Value (Class
       STI Capital Appreciation                                      II) (Previously known as UIF U.S. Mid
       STI Growth & Income                                           Cap Value (Class II))
       STI International Equity                                  Van Kampen UIF U.S. Real Estate (Class II)
       STI Investment Grade Bond                                     (Previously known as UIF U.S. Real
       STI Mid-Cap Equity                                            Estate (Class II))
       STI Small Cap Value Equity                            VAN KAMPEN LIFE INVESTMENT TRUST
       STI Value Income Stock                                    LIT Comstock
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                     LIT Emerging Growth
       Van Kampen UIF Emerging Markets Equity                    LIT Government
           (Previously known as UIF Emerging                     LIT Money Market
           Market Equity)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)             VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
       LIT Aggressive Growth (Class II)                       (CONTINUED)
       LIT Comstock (Class II)                                   LIT Growth and Income (Class II)
       LIT Emerging Growth (Class II)                            LIT Money Market (Class II)

     *Fund was available, but had no assets at December 31, 2004

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Allstate Life.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     Allstate Life made investments in the funds of LSA Variable Series Trust (the "Trust") in order to establish and enhance the diversification of the funds within the Trust. The Trust was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate Life, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and the Funds were merged with other sub-accounts of the Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     On March 12, 2004, the Board of Directors of Allstate Life approved the merger of the Allstate Life Insurance Company Separate Account A ("Separate Account A") into the Account. Allstate Life consummated the merger on May 1, 2004 and was accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141. Collectively, the Account, and the Separate Account A are referred to as the "ALIC Accounts".

     At December 31, 2003, the Separate Account A and the Account offered 51 and 149 variable sub-accounts, respectively. Thirty-eight of the sub-accounts offered by the Separate Account A and the Account were invested in the same underlying funds. Upon completion of the merger on May 1, 2004, the Account offered 162 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     In accordance with SFAS No. 141, "Business Combinations", the statements of operations are presented as if merger occurred on January 1, 2004 and statements of changes in net assets of the Account are presented as if the merger occurred on January 1, 2003.

     The merger of the ALIC Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units and accumulation unit fair values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account did not change as a result of the merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the merger as of May 1, 2004.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Basic Value                                   $             8,242    $                -      $            8,242
      AIM V. I. Capital Appreciation                                   32,630,079                     -              32,630,079
      AIM V. I. Core Equity                                             3,021,912                     -               3,021,912
      AIM V. I. Dent Demographics                                          12,653                     -                  12,653
      AIM V. I. Diversified Income                                      1,516,652                     -               1,516,652
      AIM V. I. Growth                                                 17,270,565                     -              17,270,565
      AIM V. I. International Growth                                    1,370,301                     -               1,370,301
      AIM V. I. Premier Equity                                         48,045,546                     -              48,045,546

AIM Variable Insurance Funds Series II
      AIM V. I. Basic Value II                                         11,772,940                     -              11,772,940
      AIM V. I. Capital Appreciation II                                 5,696,176                     -               5,696,176
      AIM V. I. Premier Equity II                                       2,652,840                     -               2,652,840

AllianceBernstein Variable Product Series Fund
      AllianceBernstein Growth                                         39,015,731                     -              39,015,731
      AllianceBernstein Growth & Income                               213,268,800                     -             213,268,800
      AllianceBernstein Premier Growth                                 41,288,116                     -              41,288,116
      AllianceBernstein Small Cap Value                                17,565,146                     -              17,565,146

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                                    6,628,328                     -               6,628,328
      VIP Growth                                                        5,178,401                     -               5,178,401
      VIP High Income                                                   1,712,032                     -               1,712,032
      VIP Index 500                                                     7,096,160                     -               7,096,160
      VIP Investment Grade Bond                                         5,234,179                     -               5,234,179
      VIP Overseas                                                      1,840,334                     -               1,840,334

Fidelity Variable Insurance Products Fund (Service Class 2)
      VIP Equity-Income (Service Class 2)                                   2,183                     -                   2,183
      VIP Investment Grade Bond (Service Class 2)                          24,283                     -                  24,283
      VIP Overseas (Service Class 2)                                        6,965                     -                   6,965

Franklin Templeton Variable Insurance Products Trust
      Franklin Growth and Income Securities                             2,308,633            51,363,390              53,672,023
      Franklin Small Cap                                                        -             3,307,120               3,307,120
      Franklin Small Cap Value Securities                                 912,549            26,051,526              26,964,075
      Mutual Shares Securities                                          2,593,089            41,745,564              44,338,653
      Templeton Developing Markets Securities                             119,588             8,168,318               8,287,906

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
 (Continued)
      Templeton Foreign Securities                            $           864,724    $       15,088,867      $       15,953,591
      Templeton Global Income Securities                                        -             2,706,362               2,706,362

Janus Aspen Series
      Capital Appreciation                                                 16,632                     -                  16,632

Janus Aspen Series (Service Shares)
      Foreign Stock (Service Shares)                                       34,577                     -                  34,577

Lazard Retirement Series, Inc.
      Emerging Markets                                                      7,345                     -                   7,345

MFS Variable Insurance Trust
      MFS Bond                                                          3,165,377                     -               3,165,377
      MFS High Income                                                     887,801                     -                 887,801
      MFS Investors Trust                                               2,454,366                     -               2,454,366
      MFS New Discovery                                                 3,291,568                     -               3,291,568

MFS Variable Insurance Trust (Service Class)
      MFS New Discovery (Service Class)                                     4,996                     -                   4,996
      MFS Utilities (Service Class)                                           118                     -                     118

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                37,635,854                     -              37,635,854
      Dividend Growth                                                 761,416,650                     -             761,416,650
      Equity                                                          542,283,302                     -             542,283,302
      European Growth                                                 171,555,402                     -             171,555,402
      Global Advantage                                                 23,318,853                     -              23,318,853
      Global Dividend Growth                                          206,473,203                     -             206,473,203
      High Yield                                                       50,222,526                     -              50,222,526
      Income Builder                                                   47,749,106                     -              47,749,106
      Information                                                       4,430,203                     -               4,430,203
      Limited Duration                                                 57,881,842                     -              57,881,842
      Money Market                                                    206,073,641                     -             206,073,641
      Quality Income Plus                                             312,187,318                     -             312,187,318
      S&P 500 Index                                                   124,928,370                     -             124,928,370
      Strategist                                                      342,428,663                     -             342,428,663
      Utilities                                                       153,342,800                     -             153,342,800

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (Class Y Shares)
      Aggressive Equity (Class Y Shares)                      $        24,004,226    $                -      $       24,004,226
      Dividend Growth (Class Y Shares)                                120,421,750                     -             120,421,750
      Equity (Class Y Shares)                                          99,138,191                     -              99,138,191
      European Growth (Class Y Shares)                                 36,598,965                     -              36,598,965
      Global Advantage (Class Y Shares)                                10,191,769                     -              10,191,769
      Global Dividend Growth (Class Y Shares)                          54,241,452                     -              54,241,452
      High Yield (Class Y Shares)                                      36,253,168                     -              36,253,168
      Income Builder (Class Y Shares)                                  43,446,521                     -              43,446,521
      Information (Class Y Shares)                                     12,226,723                     -              12,226,723
      Limited Duration (Class Y Shares)                               126,210,492                     -             126,210,492
      Money Market (Class Y Shares)                                    77,708,847                     -              77,708,847
      Quality Income Plus (Class Y Shares)                            143,849,245                     -             143,849,245
      S&P 500 Index (Class Y Shares)                                  134,219,364                     -             134,219,364
      Strategist (Class Y Shares)                                      89,403,498                     -              89,403,498
      Utilities (Class Y Shares)                                       25,832,140                     -              25,832,140

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                                  5,116,127                     -               5,116,127
      Oppenheimer Capital Appreciation                                  6,675,181                     -               6,675,181
      Oppenheimer Global Securities                                     5,888,651                     -               5,888,651
      Oppenheimer High Income                                           1,805,333                     -               1,805,333
      Oppenheimer Main Street Small Cap Growth                          3,555,026                     -               3,555,026

Oppenheimer Variable Account Funds (Service Class ("SC"))
      Oppenheimer Aggressive Growth (SC)                                  313,183             9,356,358               9,669,541
      Oppenheimer Balanced (SC)                                           841,019            23,623,330              24,464,349
      Oppenheimer Capital Appreciation (SC)                             1,062,009            26,921,997              27,984,006
      Oppenheimer Global Securities (SC)                                  281,453            20,167,127              20,448,580
      Oppenheimer High Income (SC)                                      1,002,184            19,847,486              20,849,670
      Oppenheimer Main Street (SC)                                      1,386,991            42,493,564              43,880,555
      Oppenheimer Main Street Small Cap Growth (SC)                       549,334            18,492,518              19,041,852
      Oppenheimer Strategic Bond (SC)                                   1,466,191            46,300,117              47,766,308

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors Variable Insurance Trust
      OpCap Balanced                                          $             8,852    $                -      $            8,852
      OpCap Small Cap                                                       1,547                     -                   1,547
      PEA Science and Technology                                              508                     -                     508

PIMCO Variable Insurance Trust
      Foreign Bond                                                          1,730                     -                   1,730
      Money Market                                                         14,875                     -                  14,875
      PIMCO Total Return                                                    1,219                     -                   1,219

Putnam Variable Trust
      VT American Government Income                                             -            73,563,470              73,563,470
      VT Capital Appreciation                                                   -            15,851,891              15,851,891
      VT Capital Opportunities                                                  -             2,058,603               2,058,603
      VT Discovery Growth                                                       -            18,960,613              18,960,613
      VT Diversified Income                                                     -            91,676,550              91,676,550
      VT Equity Income                                                          -            13,742,925              13,742,925
      VT The George Putnam Fund of Boston                               8,568,945           203,651,524             212,220,469
      VT Global Asset Allocation                                           81,144            25,592,527              25,673,671
      VT Global Equity                                                          -            54,941,478              54,941,478
      VT Growth and Income                                             46,932,478           569,187,416             616,119,894
      VT Growth Opportunities                                                   -            27,045,083              27,045,083
      VT Health Sciences                                                  116,281            81,719,297              81,835,578
      VT High Yield                                                       634,962            96,580,803              97,215,765
      VT Income                                                           357,864           200,342,974             200,700,838
      VT International Equity                                          71,451,626           147,975,189             219,426,815
      VT International Growth and Income                                    4,338            40,405,745              40,410,083
      VT International New Opportunities                                        -            27,631,421              27,631,421
      VT Investors                                                        910,619           168,653,036             169,563,655
      VT Mid Cap Value                                                          -             4,547,062               4,547,062
      VT Money Market                                                     381,415            72,434,016              72,815,431
      VT New Opportunities                                                181,818           130,290,772             130,472,590
      VT New Value                                                        135,137           118,405,681             118,540,818
      VT OTC & Emerging Growth                                                  -            33,416,187              33,416,187
      VT Research                                                          37,961           106,216,300             106,254,261
      VT Small Cap Value                                               41,302,045           113,482,331             154,784,376
      VT Utilities Growth and Income                                       93,077            40,545,046              40,638,123
      VT Vista                                                            111,086            87,092,601              87,203,687
      VT Voyager                                                       47,298,446           337,642,341             384,940,787

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
      Rydex OTC                                               $                48    $                -      $               48

Salomon Brothers Variable Series Funds, Inc.
      Investors                                                             7,108                     -                   7,108
      Variable All Cap                                                      5,806                     -                   5,806

STI Classic Varible Trust
      STI Capital Appreciation                                            417,062                     -                 417,062
      STI Growth & Income                                                 446,138                     -                 446,138
      STI International Equity                                             11,842                     -                  11,842
      STI Investment Grade Bond                                           497,587                     -                 497,587
      STI Mid-Cap Equity                                                  300,396                     -                 300,396
      STI Small Cap Value Equity                                          351,261                     -                 351,261
      STI Value Income Stock                                              308,561                     -                 308,561

The Universal Institutional Funds, Inc.
      Van Kampen UIF Emerging Markets Equity                           37,420,451                     -              37,420,451
      Van Kampen UIF Equity Growth                                     56,614,487             5,455,811              62,070,298
      Van Kampen UIF High Yield                                           328,444                     -                 328,444
      Van Kampen UIF International Magnum                              29,622,410                     -              29,622,410
      Van Kampen UIF Mid Cap Growth                                    30,221,750                     -              30,221,750
      Van Kampen UIF Mid Cap Value                                    114,825,148            14,815,732             129,640,880
      Van Kampen UIF U. S. Real Estate                                 57,979,726                     -              57,979,726

The Universal Institutional Funds, Inc. (Class II)
      Van Kampen UIF Emerging Markets Debts (Class II)                  4,065,142             3,789,410               7,854,552
      Van Kampen UIF Emerging Markets Equity (Class II)                 5,725,825                     -               5,725,825
      Van Kampen UIF Equity and Income (Class II)                       8,247,475                     -               8,247,475
      Van Kampen UIF Equity Growth (Class II)                           9,345,326                     -               9,345,326
      Van Kampen UIF Global Franchise (Class II)                       15,872,369               528,521              16,400,890
      Van Kampen UIF Mid Cap Growth (Class II)                         14,067,842                     -              14,067,842
      Van Kampen UIF Small Company Growth (Class II)                   14,377,754             4,054,549              18,432,303
      Van Kampen UIF U.S. Mid Cap Value (Class II)                     24,642,839                     -              24,642,839
      Van Kampen UIF U.S. Real Estate (Class II)                       13,988,887            15,175,525              29,164,412

Van Kampen Life Investment Trust
      LIT Comstock                                                     74,184,553                     -              74,184,553
      LIT Emerging Growth                                              88,453,207                     -              88,453,207
      LIT Government                                                    1,620,237                     -               1,620,237
      LIT Money Market                                                  3,352,627                     -               3,352,627

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life investment Trust (Class II)
      LIT Aggressive Growth (Class II)                        $        10,592,813    $        7,185,479      $       17,778,292
      LIT Comstock (Class II)                                         165,300,139                     -             165,300,139
      LIT Emerging Growth (Class II)                                   45,450,130            11,276,875              56,727,005
      LIT Growth and Income (Class II)                                 39,645,201            38,251,135              77,896,336
      LIT Money Market (Class II)                                         801,053             4,053,379               4,854,432
                                                              -------------------    ------------------      ------------------

        Total net assets                                      $     5,672,856,310    $    3,363,872,942      $    9,036,729,252
                                                              ===================    ==================      ==================

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.60% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.19% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                           Purchases
                                                                                        --------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Value (a) (g)                                                     $        8,583
      AIM V. I. Capital Appreciation                                                        21,163,810
      AIM V. I. Core Equity                                                                    260,047
      AIM V. I. Dent Demographics                                                                  314
      AIM V. I. Diversified Income                                                             427,675
      AIM V. I. Growth                                                                      25,494,255
      AIM V. I. International Growth                                                           156,188
      AIM V. I. Mid Cap Core Equity (a)                                                     12,986,799
      AIM V. I. Premier Equity                                                              23,539,611

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V. I. Basic Value II                                                              10,658,957
      AIM V. I. Capital Appreciation II                                                      2,599,007
      AIM V. I. Mid Cap Core Equity II (a)                                                   2,643,110
      AIM V. I. Premier Equity II                                                            1,976,134

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
      AllianceBernstein Growth                                                              35,995,880
      AllianceBernstein Growth & Income                                                     48,224,022
      AllianceBernstein Premier Growth                                                      20,483,690
      AllianceBernstein Small Cap Value                                                     10,720,488

Investments in the Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Contrafund                                                                         1,691,907
      VIP Growth                                                                             1,089,314
      VIP High Income                                                                          611,775
      VIP Index 500                                                                          1,507,800
      VIP Investment Grade Bond                                                              1,925,154
      VIP Overseas                                                                             363,619

Investments in the Fidelity Variable Insurance Products Fund
   (Service Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                                          131
      VIP Investment Grade Bond (Service Class 2)                                                2,358
      VIP Overseas (Service Class 2)                                                               111

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
      Franklin Growth and Income Securities (b)                                             38,130,835
      Franklin High Income (a)                                                              33,599,477
      Franklin Income Securities (a)                                                        34,221,442
      Franklin Large Cap Growth Securities (c)                                               1,944,316

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c) For period beginning October 1, 2004 and ended December 31, 2004
(g) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small Cap                                                                $      268,926
      Franklin Small Cap Value Securities (b)                                               18,037,258
      Franklin U.S. Government (a)                                                           7,430,807
      Mutual Shares Securities (b)                                                          46,372,877
      Templeton Developing Markets Securities (b)                                            9,539,578
      Templeton Foreign Securities (b)                                                      33,002,180
      Templeton Global Income Securities                                                       868,205

Investments in the Janus Aspen Series Sub-Account:
      Capital Appreciation (a) (i)                                                              16,696

Investments in the Janus Aspen Series (Service Shares) Sub-Account:
      Foreign Stock (Service Shares) (d)                                                            95

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                                              79

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value (c)                                                                          1,877,451
      Bond-Debenture (c)                                                                     2,900,037
      Growth and Income (c)                                                                  4,093,119
      Growth Opportunites (c)                                                                  785,819
      Mid-Cap Value (c)                                                                      4,668,060

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth (b) (e)                                                          2,966,015
      LSA Balanced (f)                                                                             500
      LSA Basic Value (g)                                                                          166
      LSA Blue Chip (h)                                                                            187
      LSA Capital Appreciation (i)                                                                  11
      LSA Capital Growth (j)                                                                        19
      LSA Diversified Mid Cap (k)                                                                  613

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the LSA Variable Series Trust Sub-Accounts (continued):
     LSA Emerging Growth Equity (l)                                                     $           12
     LSA Equity Growth (b) (m)                                                               2,249,179
     LSA Mid Cap Value (b) (n)                                                               5,052,020
     LSA Value Equity (o)                                                                           35

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                                1,108,959
     MFS High Income                                                                           321,472
     MFS Investors Trust                                                                       507,140
     MFS New Discovery                                                                         449,419

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Account:
     MFS Utilities (Service Class)                                                                   1

Investments in Morgan Stanley Variable Investment Series Sub-Accounts:
     Aggressive Equity                                                                      13,067,402
     Dividend Growth                                                                        31,702,162
     Equity                                                                                 19,262,386
     European Growth                                                                        14,398,017
     Global Advantage                                                                        4,359,642
     Global Dividend Growth                                                                 16,332,546
     High Yield                                                                             23,546,964
     Income Builder                                                                          7,566,574
     Information                                                                             6,255,478
     Limited Duration                                                                       26,632,522
     Money Market                                                                          310,885,663
     Pacific Growth (p)                                                                      4,376,860
     Quality Income Plus                                                                    66,702,031
     S&P 500 Index                                                                          43,635,926
     Strategist                                                                             18,399,083
     Utilities                                                                               9,251,283

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares)                                                      3,093,339
     Dividend Growth (Class Y Shares)                                                       26,380,260
     Equity (Class Y Shares)                                                                21,641,528
     European Growth (Class Y Shares)                                                       11,035,482
     Global Advantage (Class Y Shares)                                                       2,173,362

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(p)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Dividend Growth (Class Y Shares)                                            $   17,377,742
     High Yield (Class Y Shares)                                                            12,623,871
     Income Builder (Class Y Shares)                                                        11,539,848
     Information (Class Y Shares)                                                            1,864,587
     Limited Duration (Class Y Shares)                                                      36,707,309
     Money Market (Class Y Shares)                                                          87,283,125
     Pacific Growth (Class Y Shares) (p)                                                       762,874
     Quality Income Plus (Class Y Shares)                                                   61,115,710
     S&P 500 Index (Class Y Shares)                                                         30,617,648
     Strategist (Class Y Shares)                                                            13,545,451
     Utilities (Class Y Shares)                                                              4,054,523

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Bond                                                                          974,006
     Oppenheimer Capital Appreciation                                                          832,777
     Oppenheimer Global Securities                                                             600,064
     Oppenheimer High Income                                                                   720,255
     Oppenheimer Main Street Small Cap Growth                                                  739,095

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC) (b)                                                  6,682,714
     Oppenheimer Balanced (SC) (b) (q)                                                      17,383,295
     Oppenheimer Bond (SC) (c)                                                                 756,067
     Oppenheimer Capital Appreciation (SC) (b)                                              29,552,886
     Oppenheimer Global Securities (SC) (b)                                                 14,924,640
     Oppenheimer High Income (SC) (b)                                                       21,053,228
     Oppenheimer Main Street (SC) (b)                                                       23,949,427
     Oppenheimer Main Street Small Cap Growth (SC) (b)                                      16,456,016
     Oppenheimer Strategic Bond (SC) (b)                                                    48,695,776

Investments in PIMCO Advisors Variable Insurance Trust Sub-Accounts:
     OpCap Balanced (a) (f)                                                                      9,085
     OpCap Small Cap                                                                               249
     PEA Science and Technology                                                                     70

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(p)  For period beginning January 1, 2004 and ended April 30, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                      $          178
      Money Market                                                                               4,344
      Total Return                                                                                  79

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                                          9,220,680
      VT Capital Appreciation                                                                2,222,444
      VT Capital Opportunities                                                               2,509,624
      VT Discovery Growth                                                                    1,045,367
      VT Diversified Income                                                                 15,647,614
      VT Equity Income                                                                      11,395,043
      VT The George Putnam Fund of Boston (b)                                               41,949,674
      VT Global Asset Allocation (b)                                                         8,980,897
      VT Global Equity                                                                       2,665,223
      VT Growth and Income (b)                                                              58,209,737
      VT Growth Opportunities                                                                2,963,192
      VT Health Sciences (b)                                                                 6,926,347
      VT High Yield (b)                                                                     39,117,933
      VT Income (b)                                                                         42,220,627
      VT International Equity (b)                                                           38,565,150
      VT International Growth and Income (b)                                                11,882,736
      VT International New Opportunities                                                     2,537,757
      VT Investors (b)                                                                       6,316,125
      VT Mid Cap Value                                                                       5,549,856
      VT Money Market (b)                                                                   91,991,656
      VT New Opportunities (b)                                                              10,162,515
      VT New Value (b)                                                                      26,592,410
      VT OTC & Emerging Growth                                                               2,776,175
      VT Research (b)                                                                       11,079,595
      VT Small Cap Value (b)                                                                21,542,791
      VT Utilities Growth and Income (b)                                                     8,558,836
      VT Vista (b)                                                                          10,271,975
      VT Voyager (b)                                                                        48,949,097

Investments in the Salomon Brothers Variable Series Funds Sub-Accounts:
      All Cap (r)                                                                                   99
      Investors (a) (o)                                                                          7,268

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                                          $      378,460
      STI Growth & Income                                                                      768,054
      STI International Equity                                                                  34,802
      STI Investment Grade Bond                                                              1,010,496
      STI Mid-Cap Equity                                                                       287,773
      STI Small Cap Value Equity                                                               529,137
      STI Value Income Stock                                                                   628,062

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity (s)                                            28,635,880
      Van Kampen UIF Equity Growth (h) (j) (m) (t)                                          36,443,007
      Van Kampen UIF High Yield (u)                                                             20,380
      Van Kampen UIF International Magnum (v)                                               25,663,123
      Van Kampen UIF Mid Cap Growth (w)                                                     31,328,588
      Van Kampen UIF U.S. Mid Cap Value (k) (n) (x)                                         50,408,446
      Van Kampen UIF U.S. Real Estate (y)                                                   18,611,330

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II) (b) (z)                               14,502,680
      Van Kampen UIF Emerging Markets Equity  (Class II) (aa)                                4,344,018
      Van Kampen UIF Equity and Income (Class II) (ab)                                      17,011,340
      Van Kampen UIF Equity Growth  (Class II) (ac)                                         11,454,751

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ac) Previously known as UIF Equity Growth (Class II)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                        ----------------
Investments in The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
      Van Kampen UIF Global Franchise  (Class II) (ad)                                  $     22,585,069
      Van Kampen UIF Mid Cap Growth  (Class II) (ae)                                           9,870,938
      Van Kampen UIF Small Company Growth (Class II) (b) (af)                                  9,871,121
      Van Kampen UIF U.S. Mid Cap Value  (Class II) (ag)                                      19,269,105
      Van Kampen UIF U.S. Real Estate  (Class II) (b) (ah)                                    38,643,643

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Comstock                                                                            63,608,025
      LIT Emerging Growth                                                                     43,663,666
      LIT Government                                                                             726,278
      LIT Money Market                                                                         2,071,927

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:                                                                              23,826,177
      LIT Aggressive Growth (Class II) (e) (l)                                                15,295,341
      LIT Comstock (Class II)                                                                          -
      LIT Emerging Growth (Class II) (b)                                                      53,209,219
      LIT Growth and Income (Class II) (b)                                                    21,943,562
      LIT Money Market (Class II)                                                             88,323,113
                                                                                        ----------------

                                                                                        $  2,813,295,147
                                                                                        ================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)

ALLSTATE FINANCIAL  ADVISORS  SEPARATE  ACCOUNT I
NOTES TO FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------
6.   FINANCIAL HIGHLIGHTS

Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

*  INVESTMENT  INCOME  RATIO  - These  amounts  represent  dividends,  excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

The 2003, 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, and Allstate Life Insurance Company Separate Account A.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets    Investment    Expense Ratio**    Total Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
    AIM V. I. Basic Value
      2004 (a) (g)                   1  $ 10.80 - $ 10.80  $        9           0.00%   1.50% - 1.50%      8.03% - 8.03%

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Capital
       Appreciation
        2004                     5,056  $  7.02 - $ 10.66  $   33,659           0.00%  0.70%  -  2.30%     4.17% -   5.88
        2003                     5,309     6.63 -   10.23      33,541           0.00   0.70   -  2.30     26.54  -  28.62
        2002                     4,795     5.15 -    8.09      23,804           0.00   0.70   -  2.30    -24.88  - -19.13
        2001                     3,787     6.86 -    9.21      25,393           0.00   0.70   -  2.20    -23.82  -  -7.94
      AIM V. I. Core Equity
        2004                       343     8.59 -    8.77       3,002           0.96   1.25   -  1.65      7.19  -   7.62
        2003                       357     8.01 -    8.15       2,904           0.99   1.25   -  1.65     22.39  -  22.88
        2002                       364     6.54 -    6.63       2,412           0.35   1.25   -  1.65    -16.97  - -16.63
        2001                       323     7.88 -    7.96       2,572           0.07   1.25   -  1.65    -24.11  - -23.80
      AIM V. I. Dent
       Demographics
        2004                         1    12.01 -   12.01          13           0.00   1.50   -  1.50      6.63  -   6.63
        2003                         1    11.27 -   11.27          13           0.00   1.50   -  1.50     35.41  -  35.41
        2002                         1     8.32 -    8.32           8           0.00   1.50   -  1.50    -33.22  - -33.22
        2001 (ao)                    1    12.46 -   12.46           6           0.00   1.50   -  1.50     24.59  -  24.59
      AIM V. I. Diversified
       Income
        2004                       139    11.38 -   11.51       1,591           5.86   1.25   -  1.45      3.52  -   3.73
        2003                       135    11.00 -   11.09       1,489           7.09   1.25   -  1.45      7.67  -   7.88
        2002                       101    10.21 -   10.28       1,037           9.05   1.25   -  1.45      0.83  -   1.03
        2001                        68    10.13 -   10.18         693           9.05   1.25   -  1.45      2.09  -   2.30
      AIM V. I. Growth
        2004                     3,770     5.19 -    8.08      17,528           0.00   0.70   -  2.20      5.87  -   7.47
        2003                     4,109     4.83 -    7.63      17,975           0.00   0.70   -  2.20     28.39  -  30.32
        2002                     3,081     3.70 -    5.94      10,486           0.00   0.70   -  2.20    -32.48  - -31.45
        2001                     2,275     5.40 -    8.80      11,267           0.26   0.70   -  2.20    -34.35  - -11.96
      AIM V. I. International
       Growth
        2004                       147    10.37 -   10.60       1,552           0.64   1.25   -  1.65     21.98  -  22.47
        2003                       152     8.50 -    8.65       1,313           0.52   1.25   -  1.65     26.95  -  27.46
        2002                       163     6.70 -    6.79       1,105           0.64   1.25   -  1.65    -17.06  - -16.72
        2001                       141     8.07 -    8.15       1,147           0.42   1.25   -  1.65    -24.79  - -24.49
      AIM V. I. Mid Cap
       Core Equity
        2004 (a)                   224    10.78 -   10.84       2,426           0.40   1.28   -  2.20      7.76  -   8.43

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Premier
       Equity
        2004                     7,104  $  6.82 - $ 10.04  $   45,766           0.43%  0.70% -   2.20%     3.45% -   5.03
        2003                     8,327     6.49 -    7.80      51,384           0.29   0.70  -   2.20     22.36  -  24.21
        2002                     9,117     5.23 -    6.37      45,502           0.39   0.70  -   2.20    -31.78  - -30.75
        2001                     8,445     7.55 -    9.34      60,754           0.17   0.70  -   2.20    -13.18  -  -6.61

Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Basic
       Value II
        2004                     1,265    13.83 -   14.14      17,752           0.00   1.29  -   2.59      7.97  -   9.41
        2003 (ai)                  573    12.81 -   12.92       7,386           0.00   1.29  -   2.59     28.08  -  29.22
      AIM V. I. Capital
       Appreciation II
        2004                       529    12.59 -   12.88       6,762           0.00   1.29  -   2.59      3.58  -   4.96
        2003 (ai)                  375    12.16 -   12.27       4,592           0.00   1.29  -   2.59     21.60  -  22.68
      AIM V. I. Mid Cap
       Core Equity II
        2004 (a)                   235    10.74 -   10.83       2,534           0.04   1.29  -   2.44      7.41  -   8.26
      AIM V. I. Premier
       Equity II
        2004                       315    12.00 -   12.27       3,829           0.38   1.29  -   2.59      2.76  -   4.13
        2003 (ai)                  201    11.68 -   11.78       2,358           0.39   1.29  -   2.59     16.81  -  17.85

Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
      AllianceBernstein
       Growth
        2004                     6,175     7.03 -   13.80      49,046           0.00   0.70  -   2.59     11.56  -  13.73
        2003                     4,787     6.18 -   12.37      31,863           0.00   0.70  -   2.59     23.69  -  33.76
        2002                     2,805     4.62 -    6.39      12,173           0.00   0.70  -   2.20    -29.83  - -28.77
        2001                     2,582     6.49 -    9.10      15,817           0.22   0.70  -   2.20    -35.14  -  -8.99

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts (continued):
    AllianceBernstein
      Growth & Income
        2004                    19,688  $ 13.07 - $ 13.22  $  224,698           0.73%  0.70% -   2.59%     8.34% -  10.45%
        2003                    20,088    11.83 -   12.20     207,152           0.79   0.70  -   2.59     22.04  -  31.26
        2002                    17,354     8.05 -    9.01     135,646           0.58   0.70  -   2.30    -22.81  - -19.52
        2001                    14,042     9.49 -   11.68     145,030           0.47   0.70  -   2.20     -5.10  -  -0.55
    AllianceBernstein
      Premier Growth
        2004                     6,506     6.47 -   12.04      43,142           0.00   0.70  -   2.59      5.54  -   7.59
        2003                     7,152     6.01 -   11.41      42,433           0.00   0.70  -   2.59     14.10  -  22.51
        2002                     6,459     4.91 -    6.28      29,035           0.00   0.70  -   2.20    -32.35  - -31.32
        2001                     5,850     7.14 -    9.29      38,131           0.00   0.70  -   2.20    -17.98  -  -7.12
    AllianceBernstein
      Small Cap Value
        2004                     1,633    15.68 -   16.03      25,976           0.08   1.29  -   2.59     15.99  -  17.54
        2003 (ai)                1,000    13.52 -   13.64      13,601           0.10   1.29  -   2.59     35.21  -  36.42

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
      VIP Contrafund
        2004                       667    11.68 -   11.93       7,933           0.30   1.25  -   1.65     13.59  -  14.04
        2003                       585    10.28 -   10.46       6,106           0.40   1.25  -   1.65     26.36  -  26.87
        2002                       478     8.14 -    8.25       3,931           0.80   1.25  -   1.65    -10.83  - -10.48
        2001                       374     9.12 -    9.21       3,435           0.42   1.25  -   1.65    -13.69  - -13.34
      VIP Growth
        2004                       643     8.03 -    8.21       5,259           0.26   1.25  -   1.65      1.69  -   2.09
        2003                       630     7.90 -    8.04       5,051           0.24   1.25  -   1.65     30.68  -  31.20
        2002                       563     6.04 -    6.13       3,443           0.25   1.25  -   1.65    -31.25  - -30.98
        2001                       510     8.79 -    8.88       4,521           0.05   1.25  -   1.65    -19.01  - -18.68
      VIP High Income
        2004                       202     9.32 -    9.42       1,895           7.36   1.25  -   1.45      8.02  -   8.23
        2003                       168     8.55 -    8.70       1,461           5.19   1.25  -   1.65    -14.50  -  25.69
        2002                       101     6.88 -    6.92         697           9.55   1.25  -   1.45      1.95  -   2.16
        2001                        81     6.71 -    6.78         549           8.48   1.25  -   1.65    -32.87  - -12.84

(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
        2004                       875  $  9.04 - $  9.24  $    8,057           1.23%  1.25% -   1.65%     8.81% -    9.24%
        2003                       827     8.31 -    8.46       6,981           1.26   1.25  -   1.65     26.31  -   26.82
        2002                       669     6.58 -    6.67       4,453           1.16   1.25  -   1.65    -23.52  -  -23.22
        2001                       493     8.60 -    8.69       4,279           0.69   1.25  -   1.65    -13.55  -  -13.20
    VIP Investment Grade
     Bond
        2004                       400    13.53 -   13.83       5,522           4.00   1.25  -   1.65      2.75  -    3.16
        2003                       379    13.17 -   13.41       5,070           3.99   1.25  -   1.65      3.48  -    3.90
        2002                       394    12.73 -   12.90       5,077           3.02   1.25  -   1.65      8.54  -    8.97
        2001                       267    11.73 -   11.84       3,154           2.84   1.25  -   1.65      6.68  -    7.11
    VIP Overseas
        2004                       202     9.91 -   10.13       2,037           1.09   1.25  -   1.65     -0.88  -   12.22
        2003                       198     8.87 -    9.03       1,784           0.73   1.25  -   1.65    -11.32  -   41.59
        2002                       183     6.33 -    6.37       1,166           0.80   1.25  -   1.45    -21.43  -  -21.27
        2001                       162     8.02 -    8.10       1,308           3.42   1.25  -   1.65    -22.47  -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Equity-Income
     (Service Class 2)
        2004                       < 1    12.53 -   12.53           2           1.36   1.50  -   1.50      9.57  -    9.57
        2003                       < 1    11.44 -   11.44           2           2.73   1.50  -   1.50     28.08  -   28.08
        2002                         1     8.93 -    8.93           7           0.53   1.50  -   1.50    -18.40  -  -18.40
        2001 (ao)                  < 1    10.94 -   10.94           1           0.00   1.50  -   1.50      9.41  -    9.41
    VIP Investment Grade
     Bond (Service
     Class 2)
        2004                         2    11.44 -   11.44          25           4.04   1.50  -   1.50      2.63  -    2.63
        2003                         2    11.15 -   11.15          25           6.41   1.50  -   1.50      3.37  -    3.37
        2002                        12    10.79 -   10.79         129           0.62   1.50  -   1.50      8.44  -    8.44
        2001 (ao)                    1     9.95 -    9.95           9           0.00   1.50  -   1.50     -0.53  -   -0.53
    VIP Overseas
     (Service Class 2)
        2004                         1    13.55 -   13.55           7           1.01   1.50  -   1.50     11.61  -   11.61
        2003                         1    12.14 -   12.14           7           0.34   1.50  -   1.50     40.89  -   40.89
        2002                       < 1     8.62 -    8.62           3           0.85   1.50  -   1.50    -21.65  -  -21.65
        2001 (ao)                  < 1    11.00 -   11.00           1           0.00   1.50  -   1.50      9.98  -    9.98

(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Growth and
     Income Securities
        2004 (b)                 5,083  $ 14.27 - $ 14.71  $   74,266           2.61%  1.29% -   2.69%     7.64% -   9.19%
        2003                     2,824    13.38 -   13.48      37,891           0.00   1.29  -   1.89     33.76  -  34.75
        2002 (ap)                   55    10.84 -   10.86         595           0.00   1.29  -   2.14      8.40  -   8.60
    Franklin High Income
        2004 (a)                   776    10.63 -   10.72       8,293           2.06   1.28  -   2.44      6.34  -   7.18
    Franklin Income
     Securities
        2004 (a)                 2,826    11.17 -   11.26      31,764           0.34   1.10  -   2.54     11.68  -  12.63
    Franklin Large Cap
     Growth Securities
        2004 (c)                   176    10.50 -   10.53       1,850           0.00   1.29  -   2.44      5.03  -   5.33
    Franklin Small Cap
        2004                       206    16.81 -   17.21       3,519           0.00   1.29  -   2.34      8.87  -  10.04
        2003                       222    15.44 -   15.64       3,452           0.00   1.29  -   2.34     35.48  -  54.39
        2002 (ap)                   20    11.52 -   11.55         234           0.00   1.29  -   2.24     15.21  -  15.45
    Franklin Small Cap
     Value Securities
        2004 (b)                 2,205    17.36 -   17.90      39,167           0.18   1.29  -   2.69     20.42  -  22.15
        2003                     1,410    14.48 -   14.65      20,576           0.00   1.29  -   2.34     44.80  -  46.53
        2002 (ap)                   51    11.21 -   11.23         574           0.00   1.29  -   2.24     12.12  -  12.35
    Franklin U.S. Government
        2004 (a)                   704    10.18 -   10.27       7,221           0.56   1.10  -   2.69      1.76  -   2.74
    Mutual Shares Securities
        2004 (b)                 5,603    10.97 -   13.77      76,611           0.70   1.28  -   2.69      9.60  -   9.75
        2003                     2,520    12.61 -   12.77      32,033           0.00   1.29  -   2.34     26.15  -  27.65
        2002 (ap)                   71    10.31 -   10.33         731           0.00   1.29  -   2.24      3.12  -   3.33
    Templeton Developing
     Markets Securities
        2004 (b)                   704    20.32 -   20.90      14,591           1.59   1.29  -   2.59     21.48  -  23.10
        2003                       408    16.80 -   16.98       6,898           0.00   1.29  -   2.14     68.02  -  69.79
        2002 (ap)                    8    11.22 -   11.24          89           0.00   1.29  -   2.14     12.22  -  12.43

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                            Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Templeton Foreign
       Securities
        2004 (b)                 2,601  $ 11.54 - $ 15.53  $   37,139           0.79%  1.28% -   2.69%    15.44% -  55.28%
        2003                       885    13.52 -   13.68      12,061           0.00   1.29  -   2.34     35.22  -  36.83
        2002 (ap)                   28    10.46 -   10.48         295           0.00   1.29  -   2.14      4.65  -   4.84
      Templeton Global
       Income Securities
        2004                       206    14.33 -   14.69       2,998          10.86   1.29  -   2.39     12.00  -  13.26
        2003                       212    12.79 -   12.97       2,737          11.06   1.29  -   2.39     20.86  -  27.93
        2002 (ap)                   13    10.72 -   10.73         140           0.00   1.29  -   1.94      7.15  -   7.30

Investments in the Janus
   Aspen Series Sub-Accounts:
      Capital Appreciation
        2004 (a) (i)                 2    11.38 -   11.38          19           0.46   1.50  -   1.50     13.82  -  13.82

Investments in the Janus
   Aspen Series (Service
   Shares) Sub-Accounts:
      Foreign Stock (Service
       Shares) (d)
        2004                         2    15.62 -   15.62          38           0.27   1.50  -   1.50     16.45  -  16.45
        2003                         2    13.42 -   13.42          33           0.28   1.50  -   1.50     31.39  -  31.39
        2002                         1    10.21 -   10.21           8           0.93   1.50  -   1.50      2.10  -   2.10
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
      Worldwide Growth
       (Service Shares)
        2004                         -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
        2003                         -      N/A -     N/A           -           1.18   1.50  -   1.50       N/A  -    N/A
        2002                         1     8.27 -    8.27           9           1.27   1.50  -   1.50    -17.35  - -17.35
        2001 (ao) (aq)               -      N/A -     N/A           -           0.00   1.50  -   1.50       N/A  -    N/A

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(aq) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Lazard
   Retirement Series, Inc.
   Sub-Account:
      Emerging Markets
        2004                       < 1  $ 22.74 - $ 22.74  $        9           0.63%  1.50% -   1.50%    28.63% -  28.63%
        2003                       < 1    17.68 -   17.68           7           0.05   1.50  -   1.50     50.65  -  50.65
        2002                       < 1    11.73 -   11.73           5           0.61   1.50  -   1.50     -2.98  -  -2.98
        2001 (ao)                  < 1    12.09 -   12.09           5           0.81   1.50  -   1.50     20.95  -  20.95

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
        2004 (c)                   170    10.89 -   10.92       1,850           0.57   1.29  -   2.29      8.93  -   9.20
      Bond-Debenture
        2004 (c)                   253    10.34 -   10.37       2,625           8.91   1.29  -   2.44      3.40  -   3.70
      Growth and Income
        2004 (c)                   362    10.87 -   10.90       3,950           1.23   1.29  -   2.44      8.73  -   9.04
      Growth Opportunities
        2004 (c)                    68    11.12 -   11.15         753           0.00   1.29  -   2.34     11.23  -  11.53
      Mid-Cap Value
        2004 (c)                   411    11.10 -   11.14       4,574           0.47   1.29  -   2.44     11.03  -  11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
       Growth
        2004 (b) (e)                 -       N/A -    N/A           -           0.00   0.83  -   2.20       N/A  -    N/A
        2003                       996      9.85 -  10.08      11,294           0.00   0.83  -   2.20     35.68  -  37.55
        2002                       277      7.26 -   7.33       2,071           0.00   0.83  -   2.20    -27.40  - -26.73
        2001 (ao)                  < 1     11.48 -  11.48           4           0.00   1.50  -   1.50     14.82  -  14.82
      LSA Balanced
        2004 (f)                     -       N/A -    N/A           -           0.24   1.50  -   1.50       N/A       N/A
        2003                         1     10.43 -  10.43           9           1.23   1.50  -   1.50     27.29  -  27.29
        2002                         1      8.20 -   8.20           6           1.22   1.50  -   1.50    -19.53  - -19.53
        2001                       < 1     10.19 -  10.19           3           1.87   1.50  -   1.50      1.86  -   1.86

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Basic Value
        2004 (g)                     -  $   N/A - $   N/A  $        -           0.00%  1.50% -   1.50%     N/A%  -    N/A%
        2003                         1    11.62 -   11.62           8           0.00   1.50  -   1.50     31.42  -  31.42
        2002                       < 1     8.84 -    8.84           4           0.00   1.50  -   1.50    -22.88  - -22.88
        2001 (ao)                  < 1    11.46 -   11.46           2           0.03   1.50  -   1.50     14.64  -  14.64
      LSA Blue Chip
        2004 (h)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         2    10.06 -   10.06          16           0.02   1.50  -   1.50     23.36  -  23.36
        2002                         2     8.16 -    8.16          12           0.00   1.50  -   1.50    -27.30  - -27.30
        2001 (ao)                    1    11.22 -   11.22           6           0.00   1.50  -   1.50     12.22  -  12.22
      LSA Capital
       Appreciation
        2004 (i)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         1    11.44 -   11.44          17           0.00   1.50  -   1.50     28.39  -  28.39
        2002                         1     8.91 -    8.91          13           0.00   1.50  -   1.50    -29.73  - -29.73
        2001 (ao)                  < 1    12.68 -   12.68           5           0.00   1.50  -   1.50     26.82  -  26.82
      LSA Capital Growth
        2004 (j)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                       < 1     9.99 -    9.99           1           0.21   1.50  -   1.50     21.69  -  21.69
        2002                       < 1     8.21 -    8.21           1           0.03   1.50  -   1.50    -25.51  - -25.51
        2001                       < 1    11.02 -   11.02         < 1           0.00   1.50  -   1.50     10.24  -  10.24
      LSA Disciplined Equity
        2003 (ak)                    -     8.50 -    8.50           -           0.00   1.50  -   1.50      4.23  -   4.23
        2002                         1     8.16 -    8.16           6           0.41   1.50  -   1.50    -26.38  - -26.38
        2001                         1    11.08 -   11.08           6           0.22   1.50  -   1.50     10.83  -  10.83
      LSA Diversified Mid Cap
        2004 (k)                     -      N/A -     N/A           -           0.02   1.50  -   1.50       N/A  -    N/A
        2003                         1    12.38 -   12.38          11           0.07   1.50  -   1.50     30.81  -  30.81
        2002                         1     9.47 -    9.47           7           0.08   1.50  -   1.50    -20.46  - -20.46
        2001 (ao)                  < 1    11.90 -   11.90           5           0.13   1.50  -   1.50     19.01  -  19.01
      LSA Emerging Growth
       Equity
        2004 (l)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         1    10.91 -   10.91           8           0.00   1.50  -   1.50     44.73  -  44.73
        2002                         1     7.54 -    7.54           5           0.00   1.50  -   1.50    -42.77  - -42.77
        2001                         1    13.17 -   13.17          10           0.03   1.50  -   1.50     31.69  -  31.69

(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ak) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
        2004 (b) (m)                 -  $   N/A - $   N/A  $        -           0.00%  1.50% -  1.50%      N/A%  -    N/A%
        2003                       293     9.33 -    9.33       3,555           0.00   1.50  -  1.50      21.62  -  21.62
        2002                         3     7.67 -    7.67          30           0.00   1.50  -  1.50     -30.87  - -30.87
        2001                       < 1    11.10 -   11.10           1           0.06   1.50  -  1.50      11.02  -  11.02
      LSA Mid Cap Value
        2004 (b) (n)                 -      N/A -     N/A           -           0.08   1.50  -  1.50       N/A   -    N/A
        2003                       744    15.04 -   15.04      11,272           0.09   1.50  -  1.50      37.68  -  37.68
        2002                        22    10.92 -   10.92         244           0.20   1.50  -  1.50       9.21  -   9.21
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -  0.00       0.00  -   0.00
      LSA Value Equity
        2004 (o)                     -      N/A -     N/A           -           0.38   1.50  -  1.50       N/A   -    N/A
        2003                         1    10.90 -   10.90           7           1.48   1.50  -  1.50      28.49  -  28.49
        2002                         1     8.49 -    8.49           5           0.00   1.50  -  1.50     -23.34  - -23.34
        2001                         1    11.07 -   11.07           9           0.49   1.50  -  1.50      10.71  -  10.71

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Bond
        2004                       246    13.72 -   14.02       3,438           6.02   1.25  -  1.65       4.33  -   4.75
        2003                       209    13.15 -   13.38       2,793           5.69   1.25  -  1.65       7.55  -   7.98
        2002                       183    12.22 -   12.39       2,263           5.84   1.25  -  1.65       7.14  -   7.57
        2001                       121    11.41 -   11.52       1,394           4.58   1.25  -  1.65       6.92  -   7.35
      MFS High Income
        2004                        80    11.73 -   11.99         959           4.77   1.25  -  1.65       7.36  -   7.79
        2003                        71    10.93 -   11.12         783           4.07   1.25  -  1.65      16.03  -  16.49
        2002                        47     9.42 -    9.55         447           7.56   1.25  -  1.65       0.89  -   1.29
        2001                        36     9.33 -    9.42         341           6.88   1.25  -  1.65       0.39  -   0.80
      MFS Investors Trust
        2004                       322     8.69 -    8.88       2,845           0.60   1.25  -  1.65       9.53  -   9.97
        2003                       298     7.94 -    8.08       2,398           0.62   1.25  -  1.65      20.15  -  20.63
        2002                       270     6.60 -    6.70       1,806           0.60   1.25  -  1.65     -33.95  - -21.95
        2001                       215     8.54 -    8.58       1,844           0.43   1.25  -  1.45     -17.17  - -17.00

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery
        2004                       262  $ 12.94 - $ 13.22  $    3,447           0.00%  1.25% -   1.65%     4.78%-    5.20%
        2003                       265    12.35 -   12.57       3,315           0.00   1.25  -   1.65     31.53 -   32.06
        2002                       251     9.39 -    9.52       2,380           0.00   1.25  -   1.65    -32.75 -  -32.48
        2001                       201    13.96 -   14.09       2,830           0.00   1.25  -   1.65     -6.59 -   -6.22

Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts:
      MFS New Discovery
       (Service Class)
        2004                       < 1    11.87 -   11.87           5           0.00   1.50  -   1.50      4.62 -    4.62
        2003                       < 1    11.34 -   11.34           5           0.00   1.50  -   1.50     31.43 -   31.43
        2002                       < 1     8.63 -    8.63           4           0.00   1.50  -   1.50    -32.83 -  -32.83
        2001 (ao)                  < 1    12.85 -   12.85           1           0.00   1.50  -   1.50     28.50 -   28.50
      MFS Utilities
       (Service Class)
        2004                       < 1    13.05 -   13.05         < 1           1.26   1.50  -   1.50     27.90 -   27.90
        2003                       < 1    10.21 -   10.21         < 1           1.99   1.50  -   1.50     33.54 -   33.54
        2002                       < 1     7.64 -    7.64         < 1           2.33   1.50  -   1.50    -23.57 -  -23.57
        2001 (ao) (aq)               -      N/A -     N/A           -           0.00   1.50  -   1.50       N/A -     N/A

Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity
        2004                     3,564     7.34 -    7.71      36,091           0.01   0.70  -   2.05     10.43 -   11.93
        2003                     4,391     6.65 -    6.89      40,215           0.01   0.70  -   2.05     23.50 -   25.18
        2002                     5,099     5.38 -    5.50      37,744           0.31   0.70  -   2.05    -24.18 -  -23.14
        2001                     6,802     7.10 -    7.16      66,416           0.32   0.70  -   2.05    -29.02 -  -28.96
      Captital Growth
        2002 (ar)                    -      N/A -     N/A           -           0.48   0.70  -   2.05       N/A -     N/A
        2001                     4,701     7.45 -    7.78      96,677           0.54   0.70  -   2.05    -26.83 -  -25.52
      Dividend Growth
        2004                    22,317    10.42 -   11.67     696,586           1.55   0.70  -   2.05      6.26 -    7.70
        2003                    27,375     9.81 -   10.83     820,639           1.85   0.70  -   2.05     25.30 -   27.00
        2002                    31,946     7.83 -    8.53     779,026           2.00   0.70  -   2.05    -19.68 -  -18.59
        2001                    38,547     9.75 -   10.48   1,198,348           1.85   0.70  -   2.05     -5.87 -   -2.55

(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002
(ar) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts (continued):
      Equity
        2004                    14,403  $  6.95 - $  7.34  $  511,428           0.40%  0.70% -   2.05%     8.89% -  10.37%
        2003                    17,326     6.30 -    6.74     588,664           0.37   0.70  -   2.05     20.31  -  21.95
        2002                    20,268     5.16 -    5.60     595,598           0.35   0.70  -   2.05    -22.82  - -21.76
        2001                    24,148     6.60 -    7.25     978,551           0.48   0.70  -   2.05    -27.45  - -27.38
      European Growth
        2004                     5,979     9.01 -    9.09     167,620           1.12   0.70  -   2.05     10.45  -  11.95
        2003                     7,200     8.12 -    8.16     187,302           0.86   0.70  -   2.05     26.41  -  28.13
        2002                     8,623     6.34 -    6.45     182,586           1.46   0.70  -   2.05    -22.96  - -21.91
        2001                    10,422     8.11 -    8.38     298,772           1.11   0.70  -   2.05    -18.33  - -16.22
      Global Advantage
        2004                     2,664     7.51 -    8.14      22,063           0.43   0.70  -   2.05     10.26  -  11.75
        2003                     3,230     6.72 -    7.39      24,224           1.06   0.70  -   2.05     28.46  -  30.20
        2002                     3,702     5.16 -    5.75      21,521           0.83   0.70  -   2.05    -22.42  - -21.37
        2001                     5,073     6.56 -    7.41      37,827           0.63   0.70  -   2.05    -25.89  - -23.87
      Global Dividend Growth
        2004                    10,008    11.83 -   12.89     201,476           1.45   0.70  -   2.05     12.60  -  14.13
        2003                    11,608    10.51 -   11.29     209,033           1.91   0.70  -   2.05     29.39  -  31.15
        2002                    13,562     8.12 -    8.61     190,169           1.80   0.70  -   2.05    -14.29  - -13.13
        2001                    16,305     9.48 -    9.91     269,474           2.70   0.70  -   2.05     -6.91  -  -5.24
      High Yield
        2004                     3,956     5.62 -    7.59      46,919           7.46   0.70  -   2.05      7.61  -   9.08
        2003                     4,896     5.15 -    7.05      54,254          10.14   0.70  -   2.05     25.14  -  26.84
        2002                     4,838     4.06 -    5.63      43,505          18.30   0.70  -   2.05     -9.02  -  -7.78
        2001                     6,229     4.40 -    6.19      62,081          18.08   0.70  -   2.05    -38.08  - -34.21
      Income Builder
        2004                     3,118    11.99 -   12.86      46,418           3.61   0.70  -   2.05      8.71  -  10.19
        2003                     3,590    11.03 -   11.67      49,256           3.09   0.70  -   2.05     18.39  -  20.00
        2002                     4,059     9.32 -    9.72      47,094           4.20   0.70  -   2.05     -8.29  -  -6.82
        2001                     4,728    10.06 -   10.60      60,291           4.71   0.70  -   1.85      0.63  -   6.02
      Information
        2004                       859     4.79 -   11.77       4,091           0.00   0.83  -   2.05      1.44  -   2.69
        2003                     1,036     4.72 -   11.46       4,837           0.00   0.83  -   2.05     57.81  -  59.75
        2002                       664     2.99 -    7.17       1,961           0.94   0.83  -   2.05    -44.24  - -28.27
        2001                       830     5.24 -    5.37       4,346           0.20   1.28  -   2.05    -47.60  - -46.33
      Limited Duration
        2004                     4,395    10.61 -   11.77      50,056           4.12   0.70  -   2.05     -0.64  -   0.71
        2003                     5,392    10.68 -   11.69      61,420           4.05   0.70  -   2.05      0.15  -   1.51
        2002                     6,130    10.66 -   11.51      69,291           3.58   0.70  -   2.05      1.94  -   3.33
        2001                     2,240    10.46 -   11.14      24,710           4.23   0.70  -   2.05      4.61  -   5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts (continued):
      Money Market
        2004                    11,900  $  9.86 - $ 10.90  $  166,792           0.79%  0.70%  -  2.05%    -1.18% -   0.16%
        2003                    16,876     9.98 -   10.89     237,222           0.66   0.70   -  2.05     -1.37  -  -0.03
        2002                    28,382    10.12 -   10.89     402,007           1.31   0.70   -  2.05      0.63  -   1.21
        2001                    30,239    10.19 -   10.82     432,633           4.04   0.70   -  2.05      1.94  -   3.17
      Pacific Growth
        2004 (p)                     -      N/A -     N/A           -           0.00   0.70   -  2.05       N/A  -    N/A
        2003                     5,498     4.84 -    6.48      22,979           0.00   0.70   -  2.05     27.02  -  28.74
        2002                     5,625     3.76 -    5.10      18,319           0.00   0.70   -  2.05    -24.43  - -23.40
        2001                     7,159     4.90 -    6.75      30,415           1.88   0.70   -  2.05    -32.47  - -27.93
      Quality Income Plus
        2004                    12,316    12.17 -   14.19     276,600           5.45   0.70   -  2.05      3.09  -   4.49
        2003                    15,564    11.81 -   13.58     340,872           5.68   0.70   -  2.05      6.25  -   7.69
        2002                    19,078    11.11 -   12.61     397,716           6.01   0.70   -  2.05      3.37  -   4.78
        2001                    20,924    10.75 -   12.04     425,671           6.02   0.70   -  2.05      7.51  -   8.80
      S&P 500 Index
        2004                    11,740     8.84 -    8.87     122,996           0.96   0.70   -  2.05      8.35  -   9.82
        2003                    13,279     8.08 -    8.16     127,914           1.01   0.70   -  2.05     25.26  -  26.96
        2002                    13,650     6.36 -    6.51     104,609           1.01   0.70   -  2.05    -24.06  - -23.03
        2001                    15,542     8.27 -    8.58     156,594           0.90   0.70   -  2.05    -14.22  - -12.85
      Strategist
        2004                    12,349    10.46 -   11.41     325,336           1.91   0.70   -  2.05      8.13  -   9.60
        2003                    14,584     9.68 -   10.41     366,549           1.65   0.70   -  2.05     23.68  -  25.36
        2002                    16,778     7.82 -    8.30     351,932           1.54   0.70   -  2.05    -11.72  - -10.52
        2001                    20,192     8.86 -    9.28     494,635           2.47   0.70   -  2.05    -11.39  - -10.81
      Utilities
        2004                     7,513     7.57 -    7.89     157,840           2.49   0.70   -  2.05     18.21  -  19.82
        2003                     9,199     6.41 -    6.58     165,009           2.83   0.70   -  2.05     14.96  -  16.53
        2002                    11,242     5.57 -    5.65     179,523           2.79   0.70   -  2.05    -24.43  - -23.40
        2001                    14,351     7.37 -    7.37     309,754           2.17   0.70   -  2.05    -26.27  - -26.26

(p) For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
       (Class Y Shares)
        2004                     3,342  $ 13.29 - $ 13.58  $   26,131           0.00%  1.29% -   2.59%     9.56% -  11.02%
        2003                     3,669    12.13 -   12.23      25,091           0.00   1.29  -   2.59     21.26  -  22.34
        2002                     3,298     5.19 -    6.91      17,226           0.10   1.35  -   2.20    -24.52  - -23.87
        2001                     2,712     6.82 -    9.16      18,529           0.33   1.35  -   2.20    -29.58  -  -8.43
      Capital Growth
       (Class Y Shares)
        2002 (as)                    -       NA -      NA           -           0.27   1.35  -   2.20        NA  -     NA
        2001                       919     7.04 -    8.80       6,472           0.55   1.35  -   2.20    -27.48  - -12.03
      Dividend Growth
       (Class Y Shares)
        2004                    11,891    12.81 -   13.10     132,693           1.43   1.29  -   2.59      5.41  -   6.81
        2003                    11,170    12.15 -   12.26     114,227           1.65   1.29  -   2.59     21.52  -  22.60
        2002                     8,696     7.42 -    8.04      68,923           1.99   1.35  -   2.20    -20.02  - -19.33
        2001                     5,970     9.28 -    9.97      59,002           1.79   1.35  -   2.20     -7.18  -  -6.70
      Equity
       (Class Y Shares)
        2004                    13,667    12.72 -   13.01     112,120           0.22   1.29  -   2.59      7.99  -   9.43
        2003                    14,125    11.78 -   11.88      98,665           0.14   1.29  -   2.59     17.80  -  18.84
        2002                    11,901     5.31 -    8.10      63,832           0.19   1.35  -   2.30    -22.50  - -19.01
        2001                     8,803     6.86 -    9.19      60,598           0.31   1.35  -   2.20    -28.05  -  -8.10
      European Growth
       (Class Y Shares)
        2004                     4,429    13.78 -   14.09      41,305           0.98   1.29  -   2.59      9.57  -  11.03
        2003                     4,424    12.58 -   12.69      35,785           0.61   1.29  -   2.59     25.79  -  26.90
        2002                     3,700     5.76 -    8.05      21,755           1.85   1.35  -   2.30    -22.58  - -19.50
        2001                     2,730     7.44 -    9.53      20,541           1.21   1.35  -   2.20    -19.03  -  -4.74
      Global Advantage
       (Class Y Shares)
        2004                     1,302    13.66 -   13.97      10,869           0.30   1.29  -   2.59      9.38  -  10.84
        2003                     1,276    12.49 -   12.60       9,194           0.74   1.29  -   2.59     24.92  -  26.03
        2002                     1,033     4.95 -    8.06       5,212           0.66   1.35  -   2.30    -22.00  - -19.42
        2001                       917     6.35 -    8.95       5,854           0.62   1.35  -   2.20    -24.57  - -10.52
      Global Dividend Growth
       (Class Y Shares)
        2004                     5,319    14.36 -   14.68      65,871           1.37   1.29  -   2.59     11.68  -  13.17
        2003                     4,330    12.86 -   12.97      46,680           1.63   1.29  -   2.59     28.57  -  29.71
        2002                     2,607     7.89 -    8.13      20,621           1.86   1.35  -   2.30    -18.74  - -13.89
        2001                     1,127     9.17 -    9.66      10,357           2.50   1.35  -   2.20     -7.71  -  -3.44

(as) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   (Class Y Shares)
   Sub-Accounts (continued):
      High Yield
       (Class Y Shares)
        2004                     4,910  $ 11.99 - $ 12.25  $   37,267           7.51%  1.29% -   2.59%     6.73% -   8.15%
        2003                     5,305    11.23 -   11.33      33,806           8.97   1.29  -   2.59     12.32  -  13.31
        2002                     2,433     4.14 -    9.10      10,639          18.51   1.35  -   2.30     -8.99  -  -8.60
        2001                     1,281     4.53 -    7.69       6,088          21.82   1.35  -   2.20    -34.81  - -23.06
      Income Builder
       (Class Y Shares)
        2004                     3,881    12.47 -   12.75      46,473           3.55   1.29  -   2.59      7.85  -   9.29
        2003                     3,718    11.56 -   11.67      40,658           2.90   1.29  -   2.59     15.63  -  16.66
        2002                     1,482     8.88 -    9.17      13,401           4.48   1.35  -   2.30    -11.23  -  -9.19
        2001                       709     9.60 -   10.10       7,100           4.76   1.35  -   2.20     -4.03  -   0.73
      Information
       (Class Y Shares)
        2004                     2,101    14.93 -   15.27      12,763           0.00   1.29  -   2.59      0.68  -   2.02
        2003                     2,271    14.83 -   14.96      13,028           0.00   1.29  -   2.59     48.33  -  49.65
        2002                     1,667     2.92 -    7.43       5,044           1.07   1.35  -   2.30    -44.05  - -25.69
        2001                     1,378     5.23 -    8.91       7,356           0.18   1.35  -   2.20    -43.76  - -10.94
      Limited Duration
       (Class Y Shares)
        2004                    11,437     9.79 -   10.00     120,213           4.01   1.29  -   2.59     -1.45  -  -0.13
        2003                    11,259     9.93 -   10.02     120,623           3.95   1.29  -   2.59     -0.70  -   0.18
        2002                     6,502    10.12 -   11.09      70,981           3.13   1.35  -   2.30      1.22  -   2.41
        2001                     2,087    10.25 -   10.82      22,344           3.47   1.35  -   2.20      2.47  -   5.06
      Money Market
       (Class Y Shares)
        2004                     8,639     9.65 -    9.87      85,984           0.59   1.29  -   2.59     -1.99  -  -0.68
        2003                     8,984     9.85 -    9.94      90,996           0.40   1.29  -   2.59     -1.52  -  -0.64
        2002                    12,744     9.92 -   10.46     131,413           1.01   1.35  -   2.30     -0.78  -  -0.27
        2001                     9,369    10.02 -   10.49      97,217           3.35   1.35  -   2.20      0.22  -   2.25
      Pacific Growth
       (Class Y Shares)
        2004 (p)                     -      N/A -     N/A           -           0.00   1.29  -   2.44       N/A  -    N/A
        2003                     1,166    13.83 -   13.94       7,364           0.00   1.29  -   2.44     38.35  -  39.43
        2002                       631     3.94 -    6.09       2,619           0.00   1.35  -   2.20    -25.23  - -24.59
        2001                       293     5.22 -    8.14       1,629           3.73   1.35  -   2.20    -28.24  - -18.60

(p)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
      Quality Income Plus
       (Class Y Shares)
        2004                    14,099  $ 10.46 - $ 10.69  $  170,081           5.24%  1.29% -   2.59%     2.35% -   3.72%
        2003                    11,264    10.22 -   10.31     136,406           5.95   1.29  -   2.59      2.20  -   3.11
        2002                     8,406    10.33 -   12.04      99,130           5.73   1.35  -   2.30      3.28  -   3.85
        2001                     4,637    10.39 -   11.59      52,927           5.34   1.35  -   2.20      3.89  -   7.85
      S&P 500 Index
       (Class Y Shares)
        2004                    16,146    12.90 -   13.19     151,930           0.81   1.29  -   2.59      7.44  -   8.87
        2003                    15,307    12.01 -   12.11     127,061           0.82   1.29  -   2.59     20.07  -  21.14
        2002                    10,380     5.90 -    7.13      61,909           0.94   1.35  -   2.20    -24.35  - -23.71
        2001                     5,853     7.73 -    9.42      45,552           0.86   1.35  -   2.20    -13.71  -  -5.81
      Strategist
       (Class Y Shares)
        2004                     8,876    12.79 -   13.08      95,972           1.74   1.29  -   2.59      7.26  -   8.70
        2003                     8,863    11.93 -   12.03      87,272           1.45   1.29  -   2.59     19.28  -  20.34
        2002                     7,216     7.78 -    8.89      55,794           1.43   1.35  -   2.30    -11.32  - -11.06
        2001                     5,356     8.77 -    9.50      46,793           2.47   1.35  -   2.20    -11.61  -  -4.97
      Utilities
       (Class Y Shares)
        2004                     3,569    13.36 -   13.66      29,343           2.33   1.29  -   2.59     17.17  -  18.73
        2003                     3,738    11.40 -   11.51      25,295           2.70   1.29  -   2.59     14.04  -  15.05
        2002                     3,518     5.61 -    6.23      19,653           2.81   1.35  -   2.20    -24.76  - -24.11
        2001                     3,257     7.40 -    8.28      24,013           2.20   1.35  -   2.20    -26.98  - -17.17

 Investments in the
 Oppenheimer Variable
    Account Funds
   Sub-Accounts:
      Oppenheimer Bond
        2004                       399    12.94 -   13.22       5,253           4.64   1.25  -   1.65      3.77  -   4.18
        2003                       386    12.47 -   12.69       4,894           4.79   1.25  -   1.65      5.03  -   5.45
        2002                       726    11.87 -   12.04       8,735           6.14   1.25  -   1.65      7.29  -   7.72
        2001                       477    11.07 -   11.17       5,325           5.83   1.25  -   1.65      6.01  -   6.44
      Oppenheimer Capital
        Appreciation
        2004                       662    10.58 -   10.81       7,132           0.31   1.25  -   1.65      5.19  -   5.61
        2003                       639    10.06 -   10.24       6,527           0.35   1.25  -   1.65     28.80  -  29.32
        2002                       620     7.81 -    7.92       4,902           0.64   1.25  -   1.65    -28.06  - -27.77
        2001                       653    10.86 -   10.96       7,148           0.47   1.25  -   1.65    -14.02  - -13.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the
  Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
      Oppenheimer Global
       Securities
        2004                       409  $ 15.96 - $ 16.31  $    6,645           1.21%  1.25% -   1.65%    17.21% -  17.68%
        2003                       419    13.61 -   13.86       5,791           0.67   1.25  -   1.65     40.68  -  41.25
        2002                       450     9.68 -    9.81       4,402           0.60   1.25  -   1.65    -23.41  - -23.10
        2001                       473    12.64 -   12.76       6,023           0.51   1.25  -   1.65    -13.49  - -13.14
      Oppenheimer High
       Income
        2004                       174    11.97 -   12.23       2,117           5.84   1.25  -   1.65      7.18  -   7.61
        2003                       137    11.17 -   11.37       1,548           5.98   1.25  -   1.65     11.67  -  22.42
        2002                       115     9.22 -    9.28       1,062          11.89   1.25  -   1.45     -3.80  -  -3.61
        2001                       137     9.59 -    9.63       1,318           7.52   1.25  -   1.45      0.49  -   0.69
      Oppenheimer Main Street
       Small Cap Growth
        2004                       256    17.18 -   17.56       4,484           0.00   1.25  -   1.65     17.47  -  17.94
        2003                       230    14.63 -   14.89       3,423           0.00   1.25  -   1.65     42.00  -  42.57
        2002                       199    10.30 -   10.44       2,078           0.00   1.25  -   1.65    -17.13  - -16.79
        2001                       159    12.43 -   12.55       1,991           0.00   1.25  -   1.65     -2.00  -  -1.61

Investments in the
  Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Aggressive
       Growth (SC)
        2004 (b)                   946    14.31 -   14.70      13,794           0.00   1.29  -   2.54     16.40  -  17.89
        2003                       580    12.38 -   12.47       7,195           0.00   1.29  -   1.84     23.84  -  24.68
        2002 (ap)                    7    10.06 -   10.07          68           0.00   1.29  -   1.74      0.59  -   0.69
      Oppenheimer
       Balanced (SC) (q)
        2004 (b)                 2,497    13.88 -   14.28      35,401           0.78   1.29  -   2.59      8.38  -  38.83
        2003                     1,346    13.02 -   13.18      17,658           0.00   1.29  -   2.34     30.21  -  31.76
        2002 (ap)                   19    10.68 -   10.71         207           0.00   1.29  -   2.24      6.84  -   7.06
      Oppenheimer Bond (SC)
        2004 (c)                    68    10.10 -   10.12         687           0.00   1.29  -   2.09      0.97  -   1.18

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the
  Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
      Oppenheimer Capital
       Appreciation (SC)
        2004 (b)                 3,109  $ 12.66 - $ 12.97  $   40,076           0.20%  1.29% -   2.69%     3.75% -   5.24%
        2003 (ai)                1,236    12.23 -   12.32      15,196           0.00   1.29  -   2.64     22.35  -  23.23
      Oppenheimer Global
       Securities (SC)
        2004 (b)                 1,671    16.36 -   16.81      27,890           1.06   1.29  -   2.54     17.35  -  63.59
        2003                       945    14.20 -   14.32      13,485           0.00   1.29  -   1.99     42.00  -  43.23
        2002 (ap)                   14    10.14 -   10.16         138           0.00   1.29  -   1.89      1.44  -   1.57
      Oppenheimer High
       Income (SC)
        2004 (b)                 2,292    13.61 -   13.99      31,835           4.80   1.29  -   2.59      7.33  -  36.05
        2003                     1,079    12.95 -   13.04      14,015           0.00   1.29  -   1.89     29.46  -  30.39
        2002 (ap)                   13    10.65 -   10.67         138           0.00   1.29  -   1.99      6.54  -   6.70
      Oppenheimer Main
       Street (SC)
        2004 (b)                 4,263    13.29 -   13.70      57,933           0.62   1.29  -   2.69      6.21  -   7.74
        2003                     2,868    12.56 -   12.71      36,308           0.00   1.29  -   2.34     25.63  -  27.13
        2002 (ap)                   96    10.16 -   10.19         979           0.00   1.29  -   2.24      1.65  -   1.86
      Oppenheimer Main Street
       Small Cap Growth (SC)
        2004 (b)                 1,714    16.88 -   17.36      29,516           0.00   1.29  -   2.59     16.09  -  17.64
        2003                     1,040    14.65 -   14.75      15,279           0.00   1.29  -   1.89     46.50  -  47.55
        2002                        36     9.89 -    9.89         367           0.00   1.50  -   1.50    -17.19  - -17.19
        2001 (ao)                  < 1    11.94 -   11.94           4           0.00   1.50  -   1.50     19.40  -  19.40
      Oppenheimer Strategic
       Bond (SC)
        2004 (b)                 6,045    12.68 -   13.07      78,449           3.76   1.29  -   2.69      5.52  -   7.04
        2003                     2,662    12.11 -   12.21      32,367           0.00   1.29  -   1.99     21.08  -  22.13
        2002 (ap)                   73    10.54 -   10.56         771           0.00   1.29  -   2.24      5.38  -   5.60

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the PIMCO
    Advisors Variable
    Insurance
    Trust Sub-Accounts:
       OpCap Balanced
         2004 (a) (f)                1  $ 10.79 - $ 10.79  $       10           0.00%  1.50% -   1.50%     7.94% -   7.94%
       OpCap Small Cap
         2004                      < 1    15.15 -   15.15           2           0.04   1.50  -   1.50     16.11  -  16.11
         2003                      < 1    13.05 -   13.05           1           0.00   1.50  -   1.50     40.52  -  40.52
         2002                      < 1     9.29 -    9.29           1           0.00   1.50  -   1.50    -22.81  - -22.81
         2001 (ao)                 < 1    12.03 -   12.03         < 1           0.00   1.50  -   1.50     20.33  -  20.33
       PEA Science and
        Technology
         2004                      < 1    11.73 -   11.73           1           0.00   1.50  -   1.50     -6.53  -  -6.53
         2003                      < 1    12.55 -   12.55           1           0.00   1.50  -   1.50     60.89  -  60.89
         2002                      < 1     7.80 -    7.80           1           0.00   1.50  -   1.50    -50.34  - -50.34
         2001 (ao)                 < 1    15.70 -   15.70           3           0.00   1.50  -   1.50     57.03  -  57.03

Investments in the PIMCO
    Variable Insurance Trust
    Sub-Accounts:
       Foreign Bond
         2004                      < 1    11.24 -   11.24           2           1.92   1.50  -   1.50      3.98  -   3.98
         2003                      < 1    10.81 -   10.81           2           1.40   1.50  -   1.50      0.72  -   0.72
         2002                       10    10.73 -   10.73         108           1.96   1.50  -   1.50      6.58  -   6.58
         2001 (ao)                 < 1    10.07 -   10.07           1           0.80   1.50  -   1.50      0.68  -   0.68
       Money Market
         2004                        2     9.86 -    9.86          18           0.91   1.50  -   1.50     -0.63  -  -0.63
         2003                        1     9.93 -    9.93          14           0.71   1.50  -   1.50     -0.79  -  -0.79
         2002                        1    10.01 -   10.01           7           1.68   1.50  -   1.50     -0.12  -  -0.12
         2001 (ao)                 < 1    10.02 -   10.02           4           0.70   1.50  -   1.50      0.17  -   0.17
       PIMCO Total Return
         2004                      < 1    11.46 -   11.46           1           1.76   1.50  -   1.50      3.31  -   3.31
         2003                      < 1    11.09 -   11.09           1           1.71   1.50  -   1.50      3.46  -   3.46
         2002                       10    10.72 -   10.72         108           2.31   1.50  -   1.50      7.45  -   7.45
         2001 (ao)                 < 1     9.97 -    9.97           1           2.43   1.50  -   1.50     -0.25  -  -0.25


(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts:
      VT American
       Government Income
        2004                     5,447  $ 11.92 - $ 13.07  $   66,003           3.83%  0.80% -   2.15%     0.45% -   1.84%
        2003                     6,916    11.87 -   12.83      83,025           2.44   0.80  -   2.15     -0.63  -   0.74
        2002                    11,733    11.94 -   12.74     141,661           1.69   0.80  -   2.15      6.53  -   8.00
        2001                     5,724    11.21 -   11.80      64,746           0.00   0.80  -   2.15      5.69  -  12.10
      VT Asia Pacific Growth
        2002 (at)                    -      N/A -     N/A           -           1.43   1.40  -   1.40       N/A  -    N/A
        2001                       552     5.12 -    5.56       3,828           0.00   0.80  -   2.00    -48.84  - -24.61
      VT Capital Appreciation
        2004                     2,103     8.01 -    8.47      17,376           0.00   0.80  -   2.15     12.24  -  13.78
        2003                     2,142     7.14 -    7.44      15,653           0.00   0.80  -   2.15     22.11  -  23.80
        2002                     2,075     5.84 -    6.01      12,315           0.14   0.80  -   2.15    -41.57  - -22.97
        2001                     1,123     7.70 -    7.81       8,706           0.00   0.80  -   2.10    -23.05  - -14.60
      VT Capital
       Opportunities
        2004                       233    14.95 -   15.20       3,508           4.42   0.80  -   1.80     16.00  -  17.18
        2003 (ai)                  105    12.88 -   12.97       1,361           0.00   0.80  -   1.80     28.84  -  29.72
      VT Discovery Growth
        2004                     4,028     4.64 -    4.91      19,286           0.00   0.80  -   2.15      5.26  -   6.72
        2003                     4,414     4.41 -    4.60      19,925           0.00   0.80  -   2.15    -55.93  -  30.95
        2002                     4,497     3.42 -    3.51      15,586           0.00   0.80  -   2.10    -31.06  - -30.14
        2001                     1,522     4.95 -    5.03       7,594           0.00   0.80  -   2.10    -50.46  - -31.34
      VT Diversified Income
        2004                     6,878    13.07 -   14.05      91,198           9.33   0.80  -   2.15      6.85  -   8.33
        2003                     7,447    12.23 -   12.97      91,662           8.88   0.80  -   2.15     17.47  -  19.09
        2002                     7,477    10.41 -   10.89      77,731           8.53   0.80  -   2.15      3.63  -   5.06
        2001                     7,228    10.05 -   10.36      71,901           7.06   0.80  -   2.15      0.50  -   2.68
      VT Equity Income
        2004                     1,611    13.10 -   13.41      21,402           0.00   0.80  -   2.15     10.92  -  31.03
        2003 (ai)                  786    11.99 -   12.09       9,460           0.66   0.80  -   2.00     19.88  -  20.86
      VT The George Putnam
       Fund of Boston
        2004 (b)                20,326    11.95 -   12.60     235,336           1.86   0.80  -   2.69      5.30  -   7.34
        2003                    19,241    11.24 -   12.16     206,716           0.00   1.29  -   2.59     12.42  -  21.58
        2002                    16,695     9.59 -   10.50     152,666           2.32   0.80  -   2.24     -9.48  -   5.02
        2001                    13,241    10.60 -   10.70     134,080           2.24   0.80  -   2.15     -0.35  -   6.99

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(at) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Global Asset
       Allocation
        2004 (b)                 2,842  $ 10.36 - $ 13.10  $   30,774           2.74%  0.80% -   2.59%     6.28% -   8.24%
        2003                     2,429    12.40 -   12.51      23,896           0.00   1.29  -   1.99     24.02  -  25.10
        2002                     1,970     7.44 -    7.92      15,333           1.79   0.80  -   2.15    -25.60  - -13.22
        2001                     1,676     8.69 -    9.12      15,106           0.93   0.80  -   1.95    -13.09  -  -9.25
      VT Global Equity
        2004                     7,523     5.48 -    7.33      57,172           1.99   0.80  -   2.15     11.24  -  12.77
        2003                     8,402     4.93 -    6.50      57,065           0.94   0.80  -   2.15     26.45  -  28.20
        2002                     9,465     3.90 -    5.07      50,470           0.06   0.80  -   2.15    -24.07  - -23.02
        2001                    10,258     5.13 -    6.59      71,381           0.00   0.80  -   2.15    -48.67  - -30.33
      VT Growth and Income
        2004 (b)                60,567    11.57 -   14.46     637,531           1.57   0.70  -   2.69      8.12  -  10.34
        2003                    65,333    10.49 -   12.22     621,221           1.62   0.70  -   2.44     22.22  -  26.49
        2002                    65,676     8.15 -    8.29     486,342           1.59   0.70  -   2.30    -19.55  - -18.46
        2001                    62,516     9.42 -   10.31     577,300           1.20   0.70  -   2.20     -5.76  -   3.07
      VT Growth Opportunities
        2004                     6,214     4.05 -    4.33      26,208           0.00   0.80  -   2.15     -0.44  -   0.93
        2003                     6,714     4.07 -    4.29      28,238           0.00   0.80  -   2.15    -59.35  -  22.07
        2002                     7,152     3.44 -    3.52      24,793           0.00   0.80  -   2.10    -30.97  - -30.06
        2001                     7,039     4.99 -    5.03      35,105           0.00   0.80  -   2.10    -50.13  - -32.64
      VT Health Sciences
        2004 (b)                 7,227    11.50 -   11.72      79,101           0.18   0.80  -   2.49      4.46  -   6.27
        2003                     7,855    11.24 -   11.37      81,155           0.00   1.29  -   2.34     12.39  -  13.73
        2002                     8,375     7.48 -    9.22      73,643           0.00   0.80  -   2.15    -22.06  - -20.98
        2001                     8,541     9.60 -   11.67      95,453           0.00   0.80  -   2.15    -20.40  -  -4.05
      VT High Yield
        2004 (b)                 7,790    13.13 -   14.24     100,363           7.97   0.80  -   2.59      9.66  -  42.44
        2003                     8,620    13.33 -   13.43     100,371           4.98   1.29  -   1.89     33.33  -  34.28
        2002                     6,086    10.31 -   10.31      54,823           2.38   1.50  -   1.50     -2.21  -  -2.21
        2001                     5,020    10.54 -   10.54      46,125           0.00   1.50  -   1.50      5.38  -   5.38
      VT Income
        2004 (b)                16,891    10.53 -   13.00     201,496           4.05   0.80  -   2.59      3.60  -   5.30
        2003                    16,918    10.43 -   10.51     198,574           0.00   1.29  -   1.89      4.30  -   5.07
        2002                    15,331    10.17 -   12.12     179,131           4.70   0.80  -   2.24      1.73  -   7.02
        2001                    11,046    11.15 -   11.32     121,265           4.90   0.80  -   2.15      6.43  -  11.45

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
    Variable Trust
    Sub-Accounts (continued):
      VT International Equity
         2004 (b)               23,291  $ 8.96  - $ 14.24  $  247,463           1.42%  0.70% -   2.59%    13.19% -  15.38%
         2003                   24,058    7.76  -   12.58     220,203           0.79   0.70  -   2.59     25.77  -  27.63
         2002                   23,690    6.08  -    8.05     165,705           0.75   0.70  -   2.30    -19.46  - -18.24
         2001                   19,472    7.44  -    9.15     170,563           0.22   0.70  -   2.20    -21.17  -  -8.50
       VT International
        Growth and Income
         2004 (b)                4,427   10.43  -   11.72      51,803           1.15   0.80  -   2.15     18.38  -  20.01
         2003                    3,946   12.55  -   12.55      38,739           1.40   1.50  -   1.50     35.78  -  35.78
         2002                    4,193    9.24  -    9.24      30,279           0.52   1.50  -   1.50    -15.06  - -15.06
         2001 (q)                3,750   10.88  -   10.88      31,865           0.00   1.50  -   1.50      8.79  -   8.79
       VT International New
        Opportunities
         2004                    3,533    5.65  -    7.96      29,412           0.97   0.80  -   2.15     10.91  -  12.44
         2003                    3,723    5.10  -    7.08      27,875           0.29   0.80  -   2.15     30.35  -  32.14
         2002                    4,098    3.91  -    5.36      23,437           0.66   0.80  -   2.15    -60.90  - -14.32
         2001                    4,541    3.95  -    6.25      30,643           0.00   0.80  -   2.10    -60.53  - -29.25
       VT Investors
         2004 (b)               23,064    7.44  -   13.28     177,118           0.46   0.80  -   2.44      9.89  -  11.74
         2003                   25,682   12.09  -   12.18     176,160           0.00   1.29  -   2.44     20.89  -  21.84
         2002                   28,543    5.28  -   10.39     152,912           0.16   0.80  -   2.24    -24.48  -   3.95
         2001                   31,060    6.33  -    6.99     221,772           0.00   0.80  -   2.10    -36.73  - -25.38
       VT Mid Cap Value
         2004                      568   14.37  -   14.70       8,269           0.00   0.80  -   2.15     12.96  -  14.52
         2003 (ai)                 208   12.72  -   12.84       2,666           0.53   0.80  -   2.15     27.23  -  28.40
       VT Money Market
         2004 (b)                7,635    9.58  -   10.88      77,879           0.66   0.80  -   2.59     -4.24  -  -0.15
         2003                    8,105    9.75  -    9.91      84,932           0.07   1.29  -   2.69     -2.45  -  -0.86
         2002                   10,198   10.43  -   10.93     110,594           1.22   0.80  -   2.10     -0.93  -   0.38
         2001                    9,954   10.53  -   10.89     108,101           3.43   0.80  -   2.10      2.93  -   5.25
       VT New Opportunities
         2004 (b)               17,915    6.77  -   14.34     128,471           0.00   0.80  -   2.69      7.34  -   9.43
         2003                   20,301   13.42  -   13.58     132,129           0.00   1.29  -   2.34     34.20  -  35.80
         2002                   21,511    4.71  -   10.37     104,036           0.00   0.80  -   2.24    -31.07  -   3.66
         2001                   23,544    6.83  -    7.82     165,813           0.00   0.80  -   2.15    -30.70  - -21.83

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT New Value
        2004 (b)                10,012  $ 15.22 - $ 16.24  $  143,706           0.80%  0.80% -   2.59%    14.50% -  62.44%
        2003                     9,236    14.51 -   14.51     115,022           0.00   2.14  -   2.14     45.11  -  45.11
        2002                     8,498    10.01 -   10.11      79,612           0.91   0.80  -   2.15    -17.42  - -16.28
        2001                     6,342    12.08 -   12.12      71,332           0.65   0.80  -   2.15      2.49  -  21.19
      VT OTC & Emerging
       Growth
        2004                     8,536     2.04 -    3.86      34,313           0.00   0.80  -   2.10      6.25  -   7.66
        2003                     9,070     1.92 -    3.59      34,595           0.00   0.80  -   2.10     32.87  -  34.63
        2002                     9,824     1.45 -    2.66      28,362           0.00   0.80  -   2.10    -33.65  - -32.76
        2001                    10,153     2.18 -    3.96      44,146           0.00   0.80  -   2.10    -78.22  - -46.13
      VT Research
        2004 (b)                11,397     8.87 -   13.63     104,560           0.00   0.80  -   2.49      4.88  -   6.70
        2003                    12,610    13.15 -   13.15     108,191           0.00   1.49  -   1.49     31.48  -  31.48
        2002                    13,155     5.79 -    6.68      89,259           0.56   0.80  -   2.15    -23.88  - -22.83
        2001                    12,005     7.61 -    8.66     106,092           0.27   0.80  -   2.15    -23.91  - -19.49
      VT Small Cap Value
        2004 (b)                 9,526    13.51 -   13.67     176,588           0.34   0.70  -   2.30     23.31  -  25.33
        2003                    10,165    10.91 -   10.95     152,271           0.33   0.70  -   2.30      9.54  -  48.60
        2002                     9,542     7.34 -    7.50      99,845           0.00   0.70  -   2.20    -26.60  - -25.03
        2001                     5,613    13.35 -   15.59      81,568           0.01   0.80  -   2.15     17.18  -  33.45
      VT Technology
        2002 (at)                    -      N/A -     N/A           -           0.00   0.80  -   2.10       N/A  -    N/A
        2001                     3,716     3.54 -    3.60      13,257           0.00   0.80  -   2.10    -39.66  - -64.62
      VT Utilities Growth and
       Income
        2004 (b)                 4,572     9.71 -   16.47      47,881           2.12   0.80  -   2.69     18.33  -  20.63
        2003                     4,726    14.07 -   14.14      40,109           0.00   1.29  -   1.79     40.74  -  41.45
        2002                     5,011     6.33 -    6.50      33,396           3.54   0.80  -   2.15    -25.72  - -24.69
        2001                     5,618     8.52 -    8.63      49,972           2.88   0.80  -   2.15    -22.95  - -14.80
      VT Vista
        2004 (b)                11,018     8.74 -   15.50      98,090           0.00   0.80  -   2.69     15.42  -  17.66
        2003                    11,475    13.49 -   13.65      85,718           0.00   1.29  -   2.34     34.85  -  36.46
        2002                    10,931     5.62 -   10.36      59,768           0.00   0.80  -   2.24    -31.16  -   3.60
        2001                    11,518     5.53 -    8.17      91,421           0.00   0.80  -   2.10    -44.69  - -34.04

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(at) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
    Variable Trust
    Sub-Accounts (continued):
      VT Voyager
        2004 (b)                47,857  $  6.21 - $ 12.55  $  386,065           0.25%  0.70% -   2.69%     2.21% -   4.30%
        2003                    51,674     5.96 -   11.65     392,809           0.34   0.70  -   2.59     16.48  -  24.04
        2002                    49,652     4.80 -    7.94     292,166           0.59   0.70  -   2.30    -27.04  - -20.58
        2001                    47,191     6.58 -    9.09     386,885           0.00   0.70  -   2.20    -22.95  -  -9.13

Investments in the Rydex
   Variable Trust
   Sub-Account:
     Rydex OTC
        2004                       < 1    12.62 -   12.62         < 1           0.00   1.50  -   1.50      7.71  -   7.71
        2003                       < 1    11.71 -   11.71         < 1           0.00   1.50  -   1.50     43.24  -  43.24
        2002                       < 1     8.18 -    8.18         < 1           0.00   1.50  -   1.50    -18.23  - -18.23
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00

Investments in the Salomon
   Brothers Variable Series
   Funds Inc. Sub-Accounts:
      All Cap (r)
        2004                         1    12.01 -   12.01           6           0.54   1.50  -   1.50      6.69  -   6.69
        2003                         1    11.26 -   11.26           6           0.26   1.50  -   1.50     36.95  -  36.95
        2002                         1     8.22 -    8.22           4           0.45   1.50  -   1.50    -26.18  - -26.18
        2001 (ao)                  < 1    11.14 -   11.14           5           1.34   1.50  -   1.50     11.37  -  11.37
      Investors
        2004 (a) (o)                 1    10.94 -   10.94           8           2.81   1.50  -   1.50      9.35  -   9.35

Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital Appreciation
        2004                        53    11.15 -   11.33         601           0.26   1.29  -   2.34      4.26  -   5.38
        2003 (al)                   24    10.70 -   10.75         254           0.00   1.29  -   2.34      6.96  -   7.49

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002
(al) For the period beginning July 15, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI Growth & Income
        2004                        71  $ 12.64 - $ 12.81  $      906           1.19%  1.29% -   2.19%    12.83% -  26.43%
        2003 (al)                   10    11.32 -   11.36         117           0.55   1.29  -   1.89     13.25  -  13.56
      STI International
       Equity
        2004                         3    14.32 -   14.45          37           2.15   1.29  -   1.89     17.81  -  43.23
        2003 (al)                  < 1    12.26 -   12.27           1           0.00   1.29  -   1.49     22.55  -  22.67
      STI Investment Grade
       Bond
        2004                       104    10.19 -   10.31       1,069           3.53   1.29  -   2.04      1.95  -   2.83
        2003 (al)                   12     9.99 -   10.03         116           1.28   1.29  -   1.99     -0.07  -   0.26
      STI Mid-Cap Equity
        2004                        34    13.03 -   13.19         443           0.83   1.29  -   2.09     15.31  -  30.33
        2003 (al)                   11    11.41 -   11.44         131           0.66   1.29  -   1.89     14.06  -  14.38
      STI Small Cap Value
         Equity
        2004                        37    14.81 -   15.00         548           0.38   1.29  -   2.14     21.53  -  22.59
        2003 (al)                    7    12.18 -   12.23          85           0.27   1.29  -   2.14     21.84  -  22.33
      STI Value Income Stock
        2004                        53    12.65 -   12.82         670           1.83   1.29  -   2.19     26.47  -  28.18
        2003 (al)                    3    11.23 -   11.25          39           1.06   1.49  -   1.89     12.31  -  12.52

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
       Emerging Markets
       Equity (s)
        2004                     3,920     9.43 -   14.32      43,013           0.66   0.70  -   2.20     20.41  -  22.26
        2003                     3,702     7.71 -   12.70      33,517           0.00   0.70  -   2.20     46.42  -  48.63
        2002                     3,528     5.19 -    8.68      21,572           0.00   0.70  -   2.20    -10.88  -  -9.54
        2001                     2,296     5.74 -    9.74      16,448           0.00   0.70  -   2.20    -42.63  -  -2.64
      Van Kampen UIF
       Equity Growth (t)
        2004 (h) (j) (m)         8,227     7.20 -   10.68      69,608           0.19   0.70  -   2.69      6.83  -   7.02
        2003                     7,319     6.73 -    8.28      56,334           0.00   0.70  -   2.20     22.21  -  24.06
        2002                     7,462     5.42 -    6.78      47,600           0.15   0.70  -   2.20    -29.44  - -28.37
        2001                     8,236     7.57 -    9.60      76,091           0.00   0.70  -   2.20    -15.71  -  -3.96

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(al) For the period beginning July 15, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
       High Yield (u)
        2004                        27  $ 12.78 - $ 12.78  $      351           6.02%  1.50% -   1.50%     7.84% -   7.84%
        2003                        28    11.85 -   11.85         326           0.00   1.50  -   1.50     23.83  -  23.83
        2002                        12     9.57 -    9.57         111          18.80   1.50  -   1.50     -8.66  -  -8.66
        2001(ao)                   < 1    10.48 -   10.48           4          22.64   1.50  -   1.50      4.78  -   4.78
      Van Kampen UIF
       International Magnum
          (v)
        2004                     3,705     9.12 -   10.56      34,028           2.75   0.70  -   2.20     14.84  -  16.57
        2003                     3,576     7.82 -   10.06      28,529           0.14   0.70  -   2.20     24.62  -  26.53
        2002                     2,993     6.18 -    7.38      19,088           1.10   0.70  -   2.20    -18.63  - -17.39
        2001                     2,502     7.49 -    9.07      19,772           0.51   0.70  -   2.20    -25.14  -  -9.31
      Van Kampen UIF
       Mid Cap Growth (w)
        2004                     2,992    12.46 -   12.51      36,518           0.00   0.70  -   2.30     18.80  -  20.75
        2003                     2,559    10.36 -   10.49      26,112           0.00   0.70  -   2.30     38.51  -  40.78
        2002 (au)                  895     7.36 -    7.57       6,544           0.00   0.70  -   2.30    -26.42  - -24.29
      Van Kampen UIF
       U.S. Mid Cap Value
         (x)
        2004 (k) (n)            12,920    11.22 -   12.71     140,654           0.02   0.70  -   2.69     12.22  -  13.79
        2003                    11,859    10.67 -   11.17     113,886           0.00   0.70  -   2.30     38.26  -  40.52
        2002                    10,941     7.71 -    7.95      75,421           0.00   0.70  -   2.30    -28.53  - -22.85
        2001                     6,472     9.83 -   11.13      63,097           0.00   0.70  -   2.20     -3.83  -  -1.74
      Van Kampen UIF
       U.S. Real Estate (y)
        2004                     3,438    16.10 -   25.42      73,134           1.55   0.70  -   2.30     33.26  -  35.44
        2003                     3,882    12.08 -   18.77      61,626           0.00   0.70  -   2.30     35.28  -  37.50
        2002                     3,778     8.93 -   13.65      44,038           3.91   0.70  -   2.30    -10.71  -  -2.15
        2001                     2,301    10.22 -   13.95      27,855           4.53   0.70  -   2.20      2.25  -  39.49

(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(au) For period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Active
       International
       Allocation
       (Class II)
        2003 (am)                    -  $ 11.79 - $ 11.87  $        -           0.00%  1.29% -   2.69%    17.94% -  18.75%
        2002 (ap)                    1    10.25 -   10.26          15           3.56   1.29  -   1.69      2.55  -   2.64
      Van Kampen UIF
       Emerging Markets
       Debt (Class II) (z)
        2004 (b)                 1,248    12.03 -   12.30      17,171           7.13   1.29  -   2.59      7.23  -   8.66
        2003                       347    11.22 -   13.96       4,296           0.00   1.29  -   2.59     12.19  -  39.60
        2002 (ap)                  < 1    11.07 -   11.07         < 1          15.98   1.29  -   1.29     10.69  -  10.69
      Van Kampen UIF
       Emerging Markets
       Equity (Class II)
       (aa)
        2004                       471    17.71 -   18.10       8,467           0.70   1.29  -   2.59     21.41  -  77.09
        2003 (ai)                  272    14.78 -   14.91       4,043           0.00   1.29  -   2.59     47.81  -  49.12
      Van Kampen UIF
       Equity and Income
       (Class II) (ab)
        2004                     1,935    12.51 -   12.79      23,296           0.00   1.29  -   2.59      8.63  -  10.08
        2003 (ai)                  561    11.52 -   11.62       6,494           0.88   1.29  -   2.59     15.19  -  16.22
      Van Kampen UIF
       Equity Growth
       (Class II) (ac)
        2004                     1,411    12.15 -   12.42      16,668           0.12   1.29  -   2.59      4.65  -   6.04
        2003 (ai)                  602    11.61 -   11.71       7,030           0.00   1.29  -   2.59     16.11  -  17.15
      Van Kampen UIF
       Global Franchise
       (Class II) (ad)
        2004                     2,482    13.34 -   13.64      32,544           0.15   1.29  -   2.59      9.85  -  11.31
        2003 (ai)                  758    12.14 -   12.25       9,257           0.00   1.29  -   2.59     21.43  -  22.51

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(am) For the period beginning January 1, 2003 and ended October 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
       Mid Cap Growth
       (Class II) (ae)
        2004                     1,348  $ 15.38 - $ 15.73  $   21,019           0.00%  1.29% -   2.59%    18.33% -  19.91%
        2003 (ai)                  785    13.00 -   13.12      10,262           0.00   1.29  -   2.59     30.00  -  31.16
      Van Kampen UIF
       Small Company
       Growth (Class II)
       (af)
        2004 (b)                 1,507    15.64 -   15.99      23,918           0.00   1.29  -   2.59     15.87  -  17.41
        2003 (ai)                1,035    13.50 -   13.62      14,062           0.00   1.29  -   2.59     35.01  -  36.21
      Van Kampen UIF U.S.
       Mid Cap Value
       (Class II) (ag)
        2004                     2,709    14.83 -   15.16      39,035           0.01   1.29  -   2.59     11.56  -  13.05
        2003 (ai)                1,356    13.29 -   13.41      18,124           0.00   1.29  -   2.59     32.90  -  34.08
      Van Kampen UIF
       U.S. Real Estate
       (Class II) (ah)
        2004 (b)                 3,417    17.17 -   19.02      62,735           1.60   1.29  -   2.69     34.32  -  90.22
        2003                     1,366    12.67 -   12.79      18,567           0.00   1.29  -   2.59     26.72  -  27.85
        2002 (ap)                   16    10.69 -   10.71         167           5.82   1.29  -   2.14      6.90  -   7.10

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
        2004                     8,736    11.92 -   12.32     106,501           0.86   0.70  -   2.30     15.05  -  16.94
        2003                     5,976    10.36 -   10.54      62,969           0.75   0.70  -   2.30     27.98  -  30.08
        2002                     2,807     8.09 -    8.10      23,160           0.77   0.70  -   2.30    -19.06  - -18.99
        2001                       272    11.89 -   12.00       3,254           0.00   1.25  -   1.65     -4.06  -  -3.68

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Domestic Income
        2002 (av)                    -      N/A -     N/A  $        -          15.62%  1.25% -   1.65%      N/A% -    N/A%
        2001                        65    11.36 -   11.47         746           4.74   1.25  -   1.65      8.16  -   8.60
      LIT Emerging Growth
        2004                     9,614     5.47 -    9.78      81,916           0.00   0.70  -   2.30      4.57  -   6.29
        2003                    11,683     5.15 -    9.36      95,881           0.00   0.70  -   2.30     24.42  -  26.46
        2002                    12,789     4.07 -    7.52      85,976           0.35   0.70  -   2.30    -32.96  - -24.80
        2001                    15,662     6.07 -    6.60     167,267           0.06   0.70  -   2.05    -33.99  - -31.97
      LIT Government
        2004                       182    10.88 -   11.00       1,997           4.50   1.25  -   1.65      2.46  -   2.87
        2003                       140    10.62 -   10.69       1,491           4.87   1.25  -   1.65      0.08  -   0.48
        2002 (au) (ao)             122    10.61 -   10.64       1,296           0.00   1.25  -   1.65      6.14  -   6.43
      LIT Money Market
        2004                       231    10.51 -   10.74       2,480           0.85   1.25  -   1.65     -0.85  -  -0.45
        2003                       278    10.60 -   10.79       2,989           0.60   1.25  -   1.65     -1.07  -  -0.68
        2002                       387    10.72 -   10.86       4,199           1.25   1.25  -   1.65     -0.44  -  -0.04
        2001                       279    10.76 -   10.87       3,032           3.48   1.25  -   1.65      1.98  -   2.39

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
       (Class II)
        2004 (e) (l)             1,774    11.20 -   14.27      21,143           0.00   0.70  -   2.59     11.92  -  11.97
        2003 (ai)                  288    12.75 -   12.86       3,687           0.00   1.29  -   2.59     27.50  -  28.64
      LIT Comstock
       (Class II)
        2004                    18,304    14.20 -   14.52     236,274           0.67   1.29  -   2.59     14.39  -  15.91
        2003                    12,466    12.42 -   12.53     137,393           0.47   1.29  -   2.59     24.15  -  25.25
        2002 (au)                4,821     8.01 -    8.05      38,762           0.00   1.35  -   2.20    -19.92  - -19.46

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(au) For period beginning May 1, 2002 and ended December 31, 2002
(av) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Emerging Growth
       (Class II)
        2004 (b)                 7,134  $ 12.22 - $ 12.45  $   63,974           0.00%  1.29% -   2.59%     4.01% -   5.40%
        2003                     6,797    11.75 -   11.85      54,406           0.00   1.29  -   2.59     17.49  -  18.53
        2002                     4,529     5.39 -    5.76      24,527           0.05   1.35  -   2.20    -34.12  - -33.56
        2001 (aw)                2,120     8.11 -    8.74      17,335           0.00   1.35  -   2.20    -18.94  - -12.60
      LIT Growth and Income
       (Class II)
        2004 (b)                 7,527    14.68 -   15.14     108,454           0.64   1.29  -   2.69     11.05  -  12.65
        2003                     4,387    12.31 -   12.42      56,398           0.00   1.29  -   2.59     23.14  -  24.23
        2002                        36     9.05 -    9.05         382           1.05   1.50  -   1.50     -9.50  -  -9.50
        2001 (ao)                    -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
      LIT Money Market
       (Class II)
        2004                     1,784     9.79 -    9.93      17,650           0.72   1.29  -   2.59     -2.06  -  -0.75
        2003 (an)                    -        -         -           -           0.00   0.00      0.00      0.00      0.00


(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(an) For the period beginning December 31, 2003 and ended December 31, 2003
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aw) For the period beginning May 17, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     In August 2004, the Boards of Directors of Allstate Life and Glenbrook Life approved the merger of Glenbrook Life into Allstate Life (the "Merger"). Glenbrook Life and Allstate Life consummated the Merger on January 1, 2005. Allstate Life is the surviving legal entity and Glenbrook Life no longer exists as an independent entity as a result of the Merger. In conjunction with the Merger, the Account merged with Glenbrook Life Multi-Manager Variable Account ("Multi-Manager VA") and Glenbrook Life and Annuity Company Separate Account A ("GLAC Separate Account A") and will be accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141, "Business Combinations". Collectively, the Account, Multi-Manager VA and GLAC Separate Account A are referred to as the "Separate Accounts". The Fixed Account of Glenbrook Life also merged on January 1, 2005 with the fixed account maintained by Allstate Life.

     At December 31, 2004, the Account, Multi-Manager VA and GLAC Separate Account A offered 165, 96 and 36 variable sub-accounts, respectively. Forty-two sub-accounts offered by the Account and Multi-Manager VA were invested in the same underlying funds. Five sub-accounts offered by GLAC Separate Account A and Multi-Manager VA were invested in the same underlying funds. Thirteen of the sub-accounts offered by GLAC Separate Account A and the Account were invested in the same underlying funds. Upon completion of the merger on January 1, 2005, the Account offered 237 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Separate Accounts did not change as a result of the merger. The table below presents a pro-forma listing of the net assets applicable to the sub-accounts giving effect to the merger as of December 31, 2004.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth                 $                -   $           72,038   $       29,287,892   $       29,359,930
     AIM V. I. Balanced                                           -            4,642,128           56,739,488           61,381,616
     AIM V. I. Basic Value                                    9,246                    -           33,652,165           33,661,411
     AIM V. I. Blue Chip                                          -                    -           23,985,160           23,985,160
     AIM V. I. Capital Appreciation                      33,659,120           11,989,399           85,163,902          130,812,421
     AIM V. I. Capital Development                                -                    -           23,186,341           23,186,341
     AIM V. I. Core Equity                                3,001,868            3,474,133          116,081,862          122,557,863
     AIM V. I. Dent Demographics                             13,497                5,832           12,429,582           12,448,911
     AIM V. I. Diversified Income                         1,590,505            1,289,803           27,326,056           30,206,364
     AIM V. I. Government Securities                              -              683,916           40,704,540           41,388,456
     AIM V. I. Growth                                    17,528,220            2,557,840           64,207,860           84,293,920
     AIM V. I. High Yield                                         -            1,801,442           17,633,002           19,434,444
     AIM V. I. International Growth                       1,552,213              119,860           45,886,925           47,558,998
     AIM V. I. Mid Cap Core Equity                        2,426,102                    -           23,191,356           25,617,458
     AIM V. I. Money Market                                       -                    -           25,036,975           25,036,975
     AIM V. I. Premier Equity                            45,765,775            6,713,048          119,878,293          172,357,116
     AIM V. I. Technolog                                          -                    -            7,295,320            7,295,320
     AIM V. I. Utilities                                          -               21,452           11,581,592           11,603,044

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth Series II                        -                    -              594,230              594,230
     AIM V. I. Balanced Series II                                 -                    -            2,173,518            2,173,518
     AIM V. I. Basic Value Series II                     17,752,189                    -            3,115,837           20,868,026
     AIM V. I. Blue Chip Series II                                -                    -            1,084,671            1,084,671
     AIM V. I. Capital Appreciation Series II             6,761,877                    -              986,252            7,748,129
     AIM V. I. Capital Development Series II                      -                    -              420,643              420,643
     AIM V. I. Core Equity Series II                              -                    -              491,481              491,481
     AIM V. I. Dent Demographics Series II                        -                    -              300,555              300,555
     AIM V. I. Diversified Income Series II                       -                    -              757,806              757,806
     AIM V. I. Government Securities Series II                    -                    -            2,411,465            2,411,465
     AIM V. I. Growth Series II                                   -                    -              345,405              345,405
     AIM V. I. High Yield Series II                               -                    -              836,414              836,414
     AIM V. I. International Growth Series II                     -                    -              709,983              709,983
     AIM V. I. Mid Cap Core Equity Series II              2,533,889                    -            1,705,295            4,239,184
     AIM V. I. Money Market Series II                             -                    -            5,631,556            5,631,556
     AIM V. I. Premier Equity Series II                   3,828,760                    -              534,667            4,363,427
     AIM V. I. Technology Series II                               -                    -              144,474              144,474
     AIM V. I. Utilities Series II                                -                    -              455,948              455,948

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Proeduct Series Fund
     AllianceBernstein Growth                    $       49,045,897   $                -   $                -   $       49,045,897
     AllianceBernstein Growth & Income                  224,697,812                    -                    -          224,697,812
     AllianceBernstein Premier Growth                    43,142,161                    -                    -           43,142,161
     AllianceBernstein Small Cap Value                   25,975,968                    -                    -           25,975,968

American Century Variable Portfolios, Inc.
     American Century VP Balanced                                 -               61,633                    -               61,633
     American Century VP International                            -               62,743                    -               62,743

Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth Fund                     -              256,552                    -              256,552

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                                     -            2,143,582                    -            2,143,582

Dreyfus Variable Investment Fund
     VIF Growth & Income                                          -              372,934                    -              372,934
     VIF Money Market                                             -            1,199,876                    -            1,199,876
     VIF Small Company Stock                                      -               82,410                    -               82,410

Federated Insurance Series
     Federated Prime Money Fund II                                -            8,836,349                    -            8,836,349

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                       7,933,382            7,033,893                    -           14,967,275
     VIP Equity-Income                                            -            6,225,965                    -            6,225,965
     VIP Growth                                           5,259,272            5,672,859                    -           10,932,131
     VIP High Income                                      1,894,611            2,335,514                    -            4,230,125
     VIP Index 500                                        8,057,497            6,812,073                    -           14,869,570
     VIP Investment Grade Bond                            5,521,888                    -                    -            5,521,888
     VIP Overseas                                         2,037,453            1,005,303                    -            3,042,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service Class 2)  $                -   $           31,685   $                -   $           31,685
     VIP Contrafund (Service Class 2)                             -            1,375,651                    -            1,375,651
     VIP Equity-Income (Service Class 2)                      2,399            3,421,758                    -            3,424,157
     VIP Growth (Service Class 2)                                 -              820,021                    -              820,021
     VIP High Income (Service Class 2)                            -            1,334,568                    -            1,334,568
     VIP Index 500 (Service Class 2)                              -            1,862,022                    -            1,862,022
     VIP Investment Grade Bond (Service
       Class 2)                                              25,464                    -                    -               25,464
     VIP Overseas (Service Class 2)                           7,172               61,780                    -               68,952

Franklin Templeton Variable Insurance Products
  Trust
     Franklin Large Cap Growth Securities                 1,849,878                    -                    -            1,849,878
     Franklin Growth and Income Securities               74,265,618                    -                    -           74,265,618
     Franklin High Income                                 8,292,944                    -                    -            8,292,944
     Franklin Income Securities                          31,764,441                    -                    -           31,764,441
     Franklin Small Cap                                   3,519,201              398,539                    -            3,917,740
     Franklin Small Cap Value Securities                 39,167,211                    -                    -           39,167,211
     Franklin Technology Securiteis                               -                    -                    -                    -
     Franklin US Government                               7,220,714                    -                    -            7,220,714
     Mutual Shares Securities                            76,611,138            1,538,147                    -           78,149,285
     Templeton Developing Markets Securities             14,590,934               40,548                    -           14,631,482
     Templeton Foreign Securities                        37,138,587              321,105                    -           37,459,692
     Templeton Global Income Securities                   2,997,709            1,802,382                    -            4,800,091
     Templeton Growth Securities                                  -            6,817,061                    -            6,817,061

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                           -               82,716                    -               82,716
     VIT CORE Small Cap Equity                                    -              445,912                    -              445,912
     VIT CORE U.S. Equity                                         -              338,359                    -              338,359
     VIT Growth and Income                                        -                8,895                    -                8,895
     VIT International Equity                                     -               31,401                    -               31,401
     VIT Mid Cap Value                                            -                9,376                    -                9,376

Janus Aspen Series
     Capital Appreciation                                    18,890                    -                    -               18,890

Janus Aspen Series (Service Shares)
     Foreign Stock                                           38,377                    -                    -               38,377

Lazard Retirement Series, Inc
     Emerging Markets                                         9,358                    -                    -                9,358

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
     All Value                                   $        1,849,904   $                -   $                -   $        1,849,904
     Bond-Debenture                                       2,625,017                    -                    -            2,625,017
     Growth and Income                                    3,949,662                    -                    -            3,949,662
     Growth Opportunites                                    752,565                    -                    -              752,565
     Mid-Cap Value                                        4,573,758                    -                    -            4,573,758

MFS Variable Insurance Trust
     MFS Bond                                             3,437,670                    -                    -            3,437,670
     MFS Emerging Growth                                          -            2,925,935                    -            2,925,935
     MFS High Income                                        959,039                    -                    -              959,039
     MFS Investors Trust                                  2,845,169            1,033,239                    -            3,878,408
     MFS New Discovery                                    3,447,150              553,377                    -            4,000,527
     MFS Research                                                 -            1,983,488                    -            1,983,488
     MFS Utilities                                                -               96,108                    -               96,108

MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)                          -              704,344                    -              704,344
     MFS Investors Trust (Service Class)                          -              789,898                    -              789,898
     MFS New Discovery (Service Class)                        5,306            1,070,264                    -            1,075,570
     MFS Research (Service Class)                                 -              429,854                    -              429,854
     MFS Utilities (Service Class)                              146              635,044                    -              635,190

Morgan Stanley Variable Investment Series
     Aggressive Equity                                   36,091,030                    -                    -           36,091,030
     Dividend Growth                                    696,585,712                    -                    -          696,585,712
     Equity                                             511,428,457                    -                    -          511,428,457
     European Growth                                    167,620,425                    -                    -          167,620,425
     Global Advantage                                    22,062,533                    -                    -           22,062,533
     Global Dividend Growth                             201,476,062                    -                    -          201,476,062
     High Yield                                          46,919,424                    -                    -           46,919,424
     Income Builder                                      46,417,818                    -                    -           46,417,818
     Information                                          4,090,637                    -                    -            4,090,637
     Limited Duration                                    50,056,065                    -                    -           50,056,065
     Money Market                                       166,791,898                    -                    -          166,791,898
     Quality Income Plus                                276,599,874                    -                    -          276,599,874
     S&P 500 Index                                      122,995,932                    -                    -          122,995,932
     Strategist                                         325,335,650                    -                    -          325,335,650
     Utilities                                          157,839,934                    -                    -          157,839,934

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)          $       26,130,880   $                -   $                -   $       26,130,880
     Dividend Growth (Class Y Shares)                   132,692,555                    -                    -          132,692,555
     Equity (Class Y Shares)                            112,119,813                    -                    -          112,119,813
     European Growth (Class Y Shares)                    41,305,428                    -                    -           41,305,428
     Global Advantage (Class Y Shares)                   10,869,074                    -                    -           10,869,074
     Global Dividend Growth (Class Y Shares)             65,870,779                    -                    -           65,870,779
     High Yield (Class Y Shares)                         37,266,741                    -                    -           37,266,741
     Income Builder (Class Y Shares)                     46,473,158                    -                    -           46,473,158
     Information (Class Y Shares)                        12,763,255                    -                    -           12,763,255
     Limited Duration (Class Y Shares)                  120,213,202                    -                    -          120,213,202
     Money Market (Class Y Shares)                       85,984,232                    -                    -           85,984,232
     Quality Income Plus (Class Y Shares)               170,080,756                    -                    -          170,080,756
     S&P 500 Index (Class Y Shares)                     151,930,221                    -                    -          151,930,221
     Strategist                                          95,971,639                    -                    -           95,971,639
     Utilities                                           29,342,690                    -                    -           29,342,690

Neuberger & Berman Advisers Management Trust
     AMT Guardian                                                 -                9,831                    -                9,831
     AMT Mid-Cap Growth                                           -               28,268                    -               28,268
     AMT Partners                                                 -              139,906                    -              139,906

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                                -            2,955,618                    -            2,955,618
     Oppenheimer Bond                                     5,253,410                    -                    -            5,253,410
     Oppenheimer Balanced                                         -           12,084,259                    -           12,084,259
     Oppenheimer Capital Appreciation                     7,132,146            7,821,216                    -           14,953,362
     Oppenheimer Global Securities                        6,645,404            4,783,095                    -           11,428,499
     Oppenheimer High Income                              2,117,025                    -                    -            2,117,025
     Oppenheimer Main Street                                      -           10,776,866                    -           10,776,866
     Oppenheimer Main Street Small Cap Growth             4,484,107                    -                    -            4,484,107
     Oppenheimer Strategic Bond                                   -            7,815,547                    -            7,815,547

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (Service
  Class("SC"))
     Oppenheimer Aggressive Growth (SC)          $       13,793,546   $                -   $                -   $       13,793,546
     Oppenheimer Balanced (SC)                           35,401,428                    -                    -           35,401,428
     Oppenheimer Bond (SC)                                  687,384                    -                    -              687,384
     Oppenheimer Capital Appreciation (SC)               40,076,483                    -                    -           40,076,483
     Oppenheimer Global Securities (SC)                  27,890,132                    -                    -           27,890,132
     Oppenheimer High Income (SC)                        31,835,272                    -                    -           31,835,272
     Oppenheimer Main Street (SC)                        57,933,031                    -                    -           57,933,031
     Oppenheimer Main Street Small Cap Growth
      (SC)                                               29,516,472                    -                    -           29,516,472
     Oppenheimer Strategic Bond (SC)                     78,448,551                    -                    -           78,448,551

PIMCO Advisors Variable Insurance Trust
     OpCap Balanced                                           9,780                    -                    -                9,780
     OpCap Small Cap                                          1,926                    -                    -                1,926
     PEA Science and Technology                                 582                    -                    -                  582

PIMCO Variable Insurance Trust
     Foreign Bond                                             1,864                    -                    -                1,864
     Money Market                                            17,721                    -                    -               17,721
     PIMCO Total Return                                       1,295                    -                    -                1,295

Putnam Variable Trust
     VT American Government Income                       66,002,940                    -                    -           66,002,940
     VT Capital Appreciation                             17,376,314                    -                    -           17,376,314
     VT Capital Opportunities                             3,507,570                    -                    -            3,507,570
     VT Discovery Growth                                 19,285,920              854,262                    -           20,140,182
     VT Diversified Income                               91,198,261            1,195,363                    -           92,393,624
     VT Equity Income                                    21,401,747                    -                    -           21,401,747
     VT The George Putnam Fund of Boston                235,336,125                    -                    -          235,336,125
     VT Global Asset Allocation                          30,774,382                    -                    -           30,774,382
     VT Global Equity                                    57,171,548                    -                    -           57,171,548
     VT Growth and Income                               637,531,260              652,623                    -          638,183,883
     VT Growth Opportunities                             26,207,648              161,251                    -           26,368,899
     VT Health Sciences                                  79,100,607              745,203                    -           79,845,810
     VT High Yield                                      100,363,378                    -                    -          100,363,378
     VT Income                                          201,495,962                    -                    -          201,495,962
     VT International Equity                            247,462,666                9,401                    -          247,472,067
     VT International Growth and Income                  51,803,152                    -                    -           51,803,152
     VT International New Opportunities                  29,412,105                    -                    -           29,412,105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Investors                                $      177,118,270   $                -   $                -   $      177,118,270
     VT Mid Cap Value                                     8,269,199                    -                    -            8,269,199
     VT Money Market                                     77,879,396                    -                    -           77,879,396
     VT New Opportunities                               128,470,658                    -                    -          128,470,658
     VT New Value                                       143,706,436              745,285                    -          144,451,721
     VT OTC & Emerging Growth                            34,312,633                    -                    -           34,312,633
     VT Research                                        104,559,846               77,343                    -          104,637,189
     VT Small Cap Value                                 176,588,005                    -                    -          176,588,005
     VT Utilities Growth and Income                      47,880,540                    -                    -           47,880,540
     VT Vista                                            98,090,013                    -                    -           98,090,013
     VT Voyager                                         386,064,936                    -                    -          386,064,936

Rydex Variable Trust
     Rydex OTC                                                   55                    -                    -                   55

Salomon Brothers Variable Series Funds Inc.
     Investors                                                7,811                    -                    -                7,811
     Variable All Cap                                         6,259                    -                    -                6,259

Scudder Variable Series I
     21st Century Growth                                          -              807,577                    -              807,577
     Balanced                                                     -            2,769,618                    -            2,769,618
     Bond                                                         -            1,351,132                    -            1,351,132
     Capital Growth                                               -            1,991,103                    -            1,991,103
     Global Discovery                                             -            1,767,630                    -            1,767,630
     Growth and Income                                            -            1,339,732                    -            1,339,732
     International                                                -              735,852                    -              735,852
     Money Market                                                 -              903,229                    -              903,229

Scudder Variable Series II
     Growth                                                       -              781,611                    -              781,611

STI Classic Variable Trust
     STI Capital Appreciation                               601,322           41,277,701                    -           41,879,023
     STI Growth & Income                                    905,570            4,304,143                    -            5,209,713
     STI International Equity                                36,597            5,675,992                    -            5,712,589
     STI Investment Grade Bond                            1,068,868           14,555,135                    -           15,624,003
     STI Mid-Cap Equity                                     443,459           12,116,741                    -           12,560,200
     STI Small Cap Value Equity                             548,175           11,314,639                    -           11,862,814
     STI Value Income Stock                                 669,710           34,869,773                    -           35,539,483

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity      $       43,013,304   $                -   $                -   $       43,013,304
     Van Kampen UIF Equity Growth                        69,607,508              441,167                    -           70,048,675
     Van Kampen UIF Fixed Income                                  -            2,892,396                    -            2,892,396
     Van Kampen UIF Global Value Equity                           -               41,421                    -               41,421
     Van Kampen UIF High Yield                              351,012                    -                    -              351,012
     Van Kampen UIF International Magnum                 34,028,495                    -                    -           34,028,495
     Van Kampen UIF Mid Cap Growth                       36,518,025                    -                    -           36,518,025
     Van Kampen UIF U.S. Mid Cap Value                  140,654,318              812,251                    -          141,466,569
     Van Kampen UIF U.S. Real Estate                     73,133,501              167,768                    -           73,301,269
     Van Kampen UIF Value                                         -              337,218                    -              337,218

The Universal Institutional Funds, Inc.
  (Class II)
     Van Kampen UIF Emerging Markets Debt
       (Class II)                                        17,170,732                    -                    -           17,170,732
     Van Kampen UIF Emerging Markets Equity
       (Class II)                                         8,467,470                    -                    -            8,467,470
     Van Kampen UIF Equity and Income
       (Class II)                                        23,296,056                    -                    -           23,296,056
     Van Kampen UIF Equity Growth  (Class II)            16,667,717                    -                    -           16,667,717
     Van Kampen UIF Global Franchise
       (Class II)                                        32,544,431                    -                    -           32,544,431
     Van Kampen UIF Mid Cap Growth  (Class II)           21,019,279                    -                    -           21,019,279
     Van Kampen UIF Small Company Growth
       (Class II)                                        23,918,179                    -                    -           23,918,179
     Van Kampen UIF U.S. Mid Cap Value
       (Class II)                                        39,035,145                    -                    -           39,035,145
     Van Kampen UIF U.S. Real Estate
       (Class II)                                        62,735,067                    -                    -           62,735,067

Van Kampen Life Investement Trust
     LIT Comstock                                       106,501,409                    -                    -          106,501,409
     LIT Emerging Growth                                 81,915,806                    -                    -           81,915,806
     LIT Government                                       1,997,073                    -                    -            1,997,073
     LIT Money Market                                     2,480,159                    -                    -            2,480,159

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                    21,143,161                    -                    -           21,143,161
     LIT Comstock (Class II)                            236,273,803                    -                    -          236,273,803
     LIT Emerging Growth (Class II)                      63,974,244                    -                    -           63,974,244
     LIT Gorwth and Income (Class II)                   108,454,462                    -                    -          108,454,462
     LIT Money Market (Class II)                         17,649,838                    -                    -           17,649,838
                                                 ------------------   ------------------   ------------------   ------------------

        Total net assets                         $    9,729,737,593   $      298,545,220   $      785,968,511   $  10,814,251,324
                                                 ==================   ==================   ==================   ==================

                                     PART C
                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and
February 15, 2000).

    (b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

    (c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

    (d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

    (h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

    (i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

    (k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

      (l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002.)

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5, 1998).

    (c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

    (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not applicable.

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

   (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28,
2000).

   (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (g) LSA Variable Series Trust, dated May 1, 2002 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

   (h) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

    (b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File No. 033-35412) dated November 30, 2000).

    (d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated April 25, 2001).

    (f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File No. 033-35412) dated September 20, 2001).

    (g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31,
2002).

(10)(a) Consent of Independent Registered Public Accounting Firm filed herewith

(11) Not applicable.

(12) Not applicable.

(13) Performance Data Calculations

      (a) Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration Statement (File No. 033-3542) dated March 5, 1998).

      (b) Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

     (c) Morgan Stanley Variable Annuity II, Variable Annuity II Asset Manager and Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated September 20, 2001).

     (d) Morgan Stanley Variable Annuity II, Variable Annuity II Asset Manager and Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29,
2002).

     (e) Performance Data Calculations (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).


(14) Not Applicable


(99) (a) Powers of Attorney for John C. Lounds, Kevin R. Slawin, Michael J. Velotta and Thomas J. Wilson II (Incorporated herein by reference to Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Power of Attorney for Samuel H. Pilch (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (c) Powers of Attorney for Edward M. Liddy and Robert W. Pike (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-77605) dated April 28, 2000.)

      (d) Power of Attorney for David A. Bird(Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement (File No. 333-77605) dated April 29, 2002.)

      (e) Powers of Attorney for Casey J. Sylla and Eric A. Simonson (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002.)

     (f) Power of Attorney for Danny L. Hale (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

   (g) Powers of Attorney for John C. Pintozzi and Douglas B. Welch filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
Robert William Pike                 Director
John C. Pintozzi                    Director, Senior Vice President and
                                    Chief Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and
                                    Chief Investment Officer
Kevin Rourke Slawin                 Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Douglas B. Welch                    Director and Senior Vice President
Thomas Joseph Wilson, II            Director
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Dennis Craig Gomez                  Vice President
Mary Jovita McGinn                  Vice President and Assistant Secretary
William Harrison Monie, Jr.         Vice President
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
Steven C. Verney                    Treasurer
Charles Calvin Baggs                Assistant Vice President
Nancy M. Bufalino                   Assistant Vice President and Assistant
                                    Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and
                                    Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria McNitt                        Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and
                                    Assistant Treasurer
Robert A. Shore                     Assistant Vice President
Mary Springberg                     Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank                         Assistant Vice President - Tax Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Dave Simek                          Authorized Representative
Robert E. Transon                   Assistant Vice President and
                                    Illustration Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 24, 2005 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

(a) Variable Annuity II.

As of January 31, 2005 there were 48,264 non-qualified contracts and 11,414 qualified contracts.

(b) Variable Annuity II Asset Manager.

As of January 31, 2005 there were 171 non-qualified contracts and 124 qualified contracts.

(c) Variable Annuity III.

As of January 31, 2005 there were 11,726 non-qualified contracts and 11,657 qualified contracts.

28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley DW Inc., is the principal underwriter for the following affiliated investment companies:

         Allstate Life Variable Life Separate Account A
         Allstate Life of New York Separate Account A

(b) The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:


Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

John H. Schaefer                        President, Chief Executive Officer,
                                        Chief Operating Officer Director
                                        and Managing Director
Bruce F. Alonso                         Director and Managing Director
Mayree C. Clark                         Director and Managing Director
Stephen S. Crawford                     Director
Michael R. Durbin                       Director and Managing Director
Raymond A. Harris                       Director and Managing Director
Donald G. Kempf, Jr.                    Director
Phillip J. Purcell                      Director
Richard R. Sanchez                      Director and Managing Director
Steven C. Van Wyk                       Director and Managing Director
Frank Bianco                            Managing Director, Controller and Chief
                                        Financial Officer
Kirk Wickman                            Managing Director, General Counsel and
                                        Secretary
Jeffery L. Adams                        Managing Director
Ian Bernstein                           Managing Director
Margaret M. Black                       Managing Director
Michael A. Burke, Sr.                   Managing Director
Ronald T. Carman                        Managing Director and Assistant
                                        Secretary
Edward Ciffone                          Managing Director
Scott R. Graflund                       Managing Director
Henry E. Kaplan                         Managing Director
William R. Kelly                        Managing Director
Stephen J. Liguori                      Managing Director
William A. McMahon                      Managing Director
James Mahon                             Managing Director
Thomas P. O'Brien                       Managing Director
Jack A. Palazzo                         Managing Director
Daniel Petrozzo                         Managing Director
Robert M. Santora                       Managing Director
Edward M. Sullivan                      Managing Director
George D. Sullivan                      Managing Director
Jeffery S. Swartz                       Managing Director
Benedict R. Tarantino                   Managing Director
Todd R. Taylor                          Managing Director
Eileen S. Wallace                       Treasurer
Jacqueline T. Brody                     Assistant Treasurer
Maryann Fappiano                        Assistant Treasurer
William J. Forsell                      Assistant Treasurer
Jai Sooklai                             Assistant Treasurer
Charlene R. Herzer                      Assistant Secretary
Susan M. Krause                         Assistant Secretary
William J. O'Shaughnessy, Jr.           Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.

 (c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2004.


 (1)                     (2)                   (3)             (4)                (5)
                        Net Underwriting
Name of Principal       Discounts and         Compensation     Brokerage
Underwriter             Commissions           on Redemption    Commissions     Compensation


Morgan Stanley DW Inc.    N/A                    N/A           $25,689,897         N/A


30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 1st, 2005.


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                            -------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2005.


*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds

*/ROBERT W. PIKE              Director
------------------------
Robert W. Pike

*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.



                                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.            Description

(10)(a)                Consent of Independent Registered Public Accounting Firm

(99)(g)                Powers of Attorney for John C. Pintozzi and Douglas
                       B. Welch